                               [POLARIS II LOGO]
                                   PROSPECTUS

                                  MAY 1, 2018
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

This contract is no longer available for purchase by new contract Owners.


UNDERLYING FUNDS:                                          MANAGED BY:
  American Funds Asset Allocation                          Capital Research and Management Company
  American Funds Global Growth                             Capital Research and Management Company
  American Funds Growth                                    Capital Research and Management Company
  American Funds Growth-Income                             Capital Research and Management Company
  Invesco V.I. American Franchise Fund                     Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                               Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                      Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio                  Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock Portfolio                      Lord, Abbett & Co. LLC
  SA AB Growth Portfolio                                   AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                    AllianceBernstein L.P.
  SA Boston Company Capital Growth Portfolio               BNY Mellon AMNA(1)
  SA Columbia Technology Portfolio                         Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                        Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                         SunAmerica Asset Management, LLC
  SA Edge Asset Allocation Portfolio                       Principal Global Investors, LLC(2)
  SA Federated Corporate Bond Portfolio                    Federated Investment Management Company
  SA Fidelity Institutional AM(SM) Real Estate Portfolio   FIAM LLC
  SA Franklin Small Company Value Portfolio                Franklin Advisory Services, LLC
  SA Goldman Sachs Global Bond Portfolio                   Goldman Sachs Asset Management International
  SA Invesco Growth Opportunities Portfolio                Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                        Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio               J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                   J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                      J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                    J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                      J.P. Morgan Investment Management Inc. and Massachusetts
                                                           Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                     J.P. Morgan Investment Management Inc.
  SA Legg Mason BW Large Cap Value Portfolio               Brandywine Global Investment Management, LLC
  SA MFS Blue Chip Growth Portfolio                        Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio           Massachusetts Financial Services Company
  SA MFS Telecom Utility Portfolio                         Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                            Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio       Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio           Oppenheimer Funds, Inc.
  SA PineBridge High-Yield Bond Portfolio                  PineBridge Investments LLC
  SA Putnam International Growth and Income Portfolio      Putnam Investment Management, LLC
  SA Templeton Foreign Value Portfolio                     Templeton Investment Counsel, LLC
  SA VCP Dynamic Allocation Portfolio                      SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio                        SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA Wellington Capital Appreciation Portfolio             Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio      Wellington Management Company LLP
  SA Wellington Growth Portfolio                           Wellington Management Company LLP
  SA Wellington Natural Resources Portfolio                Wellington Management Company LLP

(Underlying Funds continued on next page)


UNDERLYING FUNDS:                            MANAGED BY:
  SA Wellington Real Return Portfolio        Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio    Wells Capital Management Incorporated
  SA WellsCap Fundamental Growth Portfolio   Wells Capital Management Incorporated

1 On March 9, 2018, the investment manager changed its name from The Boston
  Company Asset Management, LLC to BNY Mellon Asset Management North America Corporation ("BNY Mellon AMNA").

2 On May 1, 2017, Principal Management Corporation and Edge Asset Management merged into and with Principal Global Investors, LLC.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2018. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This variable annuity provides an optional Payment Enhancement feature. If you elect this feature, in exchange for Payment Enhancements credited to your contract, your withdrawal charge schedule will be longer and greater than if you chose not to elect this feature. These withdrawal charges may more than offset the value of any Payment Enhancement.

Effective October 9, 2017, the following Underlying Funds of the Anchor Series Trust ("AST"), SunAmerica Series Trust ("SAST") and Seasons Series Trust ("SST") have been renamed as indicated below.


FORMER UNDERLYING FUNDS: (before October 9, 2017)   CURRENT UNDERLYING FUNDS:
  Small & Mid Cap Value Portfolio                   SA AB Small & Mid Cap Value Portfolio
  Capital Growth Portfolio                          SA Boston Company Capital Growth Portfolio
  Technology Portfolio                              SA Columbia Technology Portfolio
  Ultra Short Bond Portfolio                        SA DFA Ultra Short Bond Portfolio
  "Dogs" of Wall Street Portfolio                   SA Dogs of Wall Street Portfolio
  Asset Allocation Portfolio                        SA Edge Asset Allocation Portfolio
  Corporate Bond Portfolio                          SA Federated Corporate Bond Portfolio
  Real Estate Portfolio*                            SA Fidelity Institutional AM(SM) Real Estate Portfolio
  Small Company Value Portfolio                     SA Franklin Small Company Value Portfolio
  Global Bond Portfolio                             SA Goldman Sachs Global Bond Portfolio
  Growth Opportunities Portfolio                    SA Invesco Growth Opportunities Portfolio
  Balanced Portfolio**                              SA JPMorgan Diversified Balanced Portfolio
  Emerging Markets Portfolio                        SA JPMorgan Emerging Markets Portfolio
  Growth-Income Portfolio                           SA JPMorgan Equity-Income Portfolio
  Global Equities Portfolio                         SA JPMorgan Global Equities Portfolio
  Mid-Cap Growth Portfolio                          SA JPMorgan Mid-Cap Growth Portfolio
  Blue Chip Growth Portfolio                        SA MFS Blue Chip Growth Portfolio
  Telecom Utility Portfolio                         SA MFS Telecom Utility Portfolio
  International Diversified Equities Portfolio      SA Morgan Stanley International Equities Portfolio
  Equity Opportunities Portfolio                    SA Oppenheimer Main Street Large Cap Portfolio
  High-Yield Bond Portfolio                         SA PineBridge High-Yield Bond Portfolio
  International Growth and Income Portfolio         SA Putnam International Growth and Income Portfolio
  Foreign Value Portfolio***                        SA Templeton Foreign Value Portfolio
  SunAmerica Dynamic Allocation Portfolio           SA VCP Dynamic Allocation Portfolio
  SunAmerica Dynamic Strategy Portfolio             SA VCP Dynamic Strategy Portfolio
  Capital Appreciation Portfolio                    SA Wellington Capital Appreciation Portfolio
  Government and Quality Bond Portfolio             SA Wellington Government and Quality Bond Portfolio
  Growth Portfolio                                  SA Wellington Growth Portfolio
  Natural Resources Portfolio                       SA Wellington Natural Resources Portfolio
  Real Return Portfolio                             SA Wellington Real Return Portfolio
  Aggressive Growth Portfolio                       SA WellsCap Aggressive Growth Portfolio
  Fundamental Growth Portfolio                      SA WellsCap Fundamental Growth Portfolio

* This fund was renamed to SA Pyramis(R) Real Estate on October 9, 2017 and has been renamed as of May 1, 2018 as SA Fidelity Institutional AMSM Real Estate Portfolio.

** This fund was renamed to SA JPMorgan Balanced Portfolio on October 9, 2017 and has been renamed as of May 1, 2018 as SA JPMorgan Diversified Balanced Portfolio.

*** This fund was renamed to SA Franklin Foreign Value Portfolio on October 9, 2017 and has been renamed as of May 1, 2018 as SA Templeton Foreign Value Portfolio.

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                               TABLE OF CONTENTS
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
GLOSSARY........................................................   3
HIGHLIGHTS......................................................   4
FEE TABLE.......................................................   5
   Maximum Owner Transaction Expenses...........................   5
   Separate Account Charges.....................................   5
   Total Annual Portfolio Operating Expenses....................   5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................   6
THE POLARISII VARIABLE ANNUITY..................................   7
PURCHASING A POLARISII VARIABLE ANNUITY.........................   7
   Allocation of Purchase Payments..............................   8
   Polaris Rewards Program......................................   9
   Accumulation Units...........................................  10
   Free Look....................................................  11
   Exchange Offers..............................................  11
   Important Information for Military Servicemembers............  11
INVESTMENT OPTIONS..............................................  11
   Variable Portfolios..........................................  12
   Trusts.......................................................  12
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  12
      American Funds Insurance Series(R)........................  13
      Lord Abbett Series Fund, Inc..............................  13
      Anchor Series Trust.......................................  13
      Seasons Series Trust......................................  13
      SunAmerica Series Trust...................................  13
   Substitution, Addition or Deletion of Variable Portfolios....  15
   Fixed Accounts...............................................  15
   Dollar Cost Averaging Fixed Accounts.........................  16
   Dollar Cost Averaging Program................................  16
   Automatic Asset Rebalancing Program..........................  17
   Return Plus Program..........................................  17
   Transfers During the Accumulation Phase......................  17
   Short-Term Trading Policies..................................  18
   Transfers During the Income Phase............................  19
   Voting Rights................................................  20
ACCESS TO YOUR MONEY............................................  20
   Penalty Free Withdrawal Amount...............................  20
   Systematic Withdrawal Program................................  21
   Nursing Home Waiver..........................................  22
LIVING BENEFIT..................................................  22
   Income Protector.............................................  22
DEATH BENEFITS..................................................  23
   Beneficiary Continuation Programs............................  24
   Death Benefit Defined Terms..................................  25
   Death Benefit Options........................................  26
   Optional EstatePlus Benefit..................................  27
   Spousal Continuation.........................................  28
EXPENSES........................................................  28
   Separate Account Charges.....................................  28
   Withdrawal Charges...........................................  28
   Underlying Fund Expenses.....................................  29
   Contract Maintenance Fee.....................................  29
   Transfer Fee.................................................  29
   Optional Income Protector Fee................................  29
   Optional EstatePlus Fee......................................  30
   Premium Tax..................................................  30
   Income Taxes.................................................  30
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  30
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  30
ANNUITY INCOME OPTIONS..........................................  31
   The Income Phase.............................................  31
   Annuity Income Options.......................................  32
   Fixed or Variable Annuity Income Payments....................  33
   Annuity Income Payments......................................  33
   Deferment of Payments........................................  33
TAXES...........................................................  33
   Annuity Contracts in General.................................  34
   Tax Treatment of Purchase Payments...........................  34
   Tax Treatment of Distributions...............................  34
   Required Minimum Distributions...............................  36
   Tax Treatment of Death Benefits..............................  36
   Contracts Owned by a Trust or Corporation....................  37
   Withholding..................................................  37
   Gifts, Pledges and/or Assignments of a Contract..............  37
   Diversification and Investor Control.........................  38
   Our Taxes....................................................  38
OTHER INFORMATION...............................................  38
   The Distributor..............................................  38
   The Company..................................................  38
   The Separate Account.........................................  39
   The General Account..........................................  39
   Guarantee of Insurance Obligations...........................  40
   Financial Statements.........................................  40
   Administration...............................................  40
   Legal Proceedings............................................  41
   Registration Statements......................................  41
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  41
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA").................... B-1
APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... D-1
APPENDIX E - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.............................................. E-1


                                       2

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first NYSE business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $$1,500,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Fund Insurance Series(R), Anchor Series Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

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                                   HIGHLIGHTS
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The PolarisII Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

This variable annuity contract may provide you with Payment Enhancements that are invested in your contract as earnings.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any applicable Payment Enhancement, if you elected Polaris Rewards. The contract value refunded may be more or less than your original Purchase Payments. However, you receive any gain and we bear any loss on any applicable Payment Enhancement. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any applicable Payment Enhancements. We will return your original Purchase Payments if required by law. PLEASE SEE PURCHASING A POLARIS II VARIABLE ANNUITY AND FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years or nine complete years if you elected the Polaris Rewards program, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A POLARISII VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE POLARIS REWARDS PROGRAM. ELECTING THE POLARIS REWARDS PROGRAM DOES NOT RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. HOWEVER, A CONTRACT WITHOUT THE POLARIS REWARDS PROGRAM HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF
THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

                                       4

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                                   FEE TABLE
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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY
WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each purchase Payment)(1)..... 9%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)........ 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)........ $35

SEPARATE ACCOUNT CHARGES4
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge............................ 1.52%
  Optional EstatePlus Fee(5)......................... 0.25%
                                                      ----
     Maximum Separate Account Annual Expenses........ 1.77%
                                                      ====


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF JANUARY 31, 2018)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(6)   MAXIMUM(6)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.50%        1.27%

FOOTNOTES TO THE FEE TABLE:
 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 9 years depending on whether you elected Polaris Rewards, as follows:


YEARS SINCE RECEIPT:..........   1    2    3    4    5    6    7    8    9   10+
  Without Polaris Rewards..... 7%   6%   5%   4%   3%   2%   1%   0%   0%    0%
  With Polaris Rewards........ 9%   9%   8%   7%   6%   5%   4%   3%   2%    0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

 4 If you do not elect any optional features, your total separate account annual expenses would be 1.52%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 EstatePlus is an optional earnings enhancement death benefit. This feature is not available on contracts issued in Washington.

 6 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2018. The minimum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2018.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The Maximum Expense Examples reflect the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.77% with Polaris Rewards (including EstatePlus) and investment in an Underlying Fund with total expenses of 1.27%)

(1)   If you surrender your contract at the end of the applicable time period:


   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,212      $1,754      $2,220      $3,402

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $312     $954        $1,620      $3,402


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.50%)


(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $910     $1,149      $1,414      $2,400

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $210     $649        $1,114      $2,400

ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. ADDITIONAL INFORMATION ON THE UNDERLYING FUND FEES CAN BE FOUND IN THE TRUST PROSPECTUSES.

2. Expense Examples with election of the Polaris Rewards program reflect the Polaris Rewards withdrawal charge schedule, but do not reflect any upfront Payment Enhancement.

3. If you elected the Income Protector Plus or Income Protector Max feature between November 2, 1998 and March 31, 1999, please see the Income Protector program below for details regarding the fee applicable to the feature.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       6

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         THE POLARISII VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.

This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PURCHASING A POLARISII VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE SPOUSAL CONTINUATION OF THE DEATH BENEFIT.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


                                       7



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                           MINIMUM
                              MINIMUM        MINIMUM      AUTOMATIC
                              INITIAL      SUBSEQUENT     SUBSEQUENT
                             PURCHASE       PURCHASE       PURCHASE
                            PAYMENT(1)       PAYMENT       PAYMENT
       Qualified(2)        $2,000         $250           $100
     Non-Qualified(2)      $5,000         $500           $100

(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


Regular Mail:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330


Express Delivery:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our


                                       8



agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


Automatic Payment Plan:

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments.


PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


POLARIS REWARDS PROGRAM

If you were age 80 or younger at the time your contract was issued you may have elected to participate in this program at contract issue. We contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elected to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. PLEASE SEE EXPENSES BELOW. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards program may not perform as well as the contract without the program.

Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Polaris Rewards program. However, you may use other Fixed Account options, if available, for dollar cost averaging. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW.


POLARIS REWARDS ENHANCEMENT LEVELS

Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.


UPFRONT PAYMENT ENHANCEMENT

An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement Rate. We periodically review and establish the upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement Rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and available Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.


DEFERRED PAYMENT ENHANCEMENT

A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "deferred Payment Enhancement date"). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this


                                       9



percentage amount as the deferred Payment Enhancement Rate. We periodically review and establish the deferred Payment Enhancement Rates and deferred Payment Enhancement dates. The deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement Rate are those which may be in effect for the applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment Enhancement, when credited, is allocated to a money market or similar portfolio.

If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

We will not allocate any applicable deferred Payment Enhancement, if any, to your contract if the following circumstances occur prior to the deferred Payment Enhancement date:

     o     You surrender your contract;

     o     A death benefit is paid on your contract;

     o     You switch to the Income Phase of your contract; or

     o     You fully withdraw the corresponding Purchase Payment.


90 DAY WINDOW

As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to a money market or similar portfolio, for a deferred Look Back Adjustment.

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:


                            UPFRONT         DEFERRED        DEFERRED
                            PAYMENT         PAYMENT         PAYMENT
                          ENHANCEMENT     ENHANCEMENT     ENHANCEMENT
ENHANCEMENT LEVEL             RATE            RATE            DATE
 Under $40,000                2%              0%         N/A
 $40,000 - $99,999            4%              0%         N/A
 $100,000 - $499,999          4%              1%         Nine years
                                                         from the
                                                         date we
                                                         receive each
                                                         Purchase
                                                         Payment.
 $500,000 - more              5%              1%         Nine years
                                                         from the
                                                         date we
                                                         receive each
                                                         Purchase
                                                         Payment.

The Polaris Rewards program may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.

We reserve the right to modify, suspend or terminate the Polaris Rewards program at any time for existing contracts and for subsequent Purchase Payments.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.

The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the next NYSE business day by a factor for the current NYSE business day.

The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.


                                       10



We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE (CONTRACTS WITHOUT POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.


     EXAMPLE (CONTRACTS WITH POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Payment Enhancement is 2% of your Purchase Payment, we would add a Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. Your state may require a longer free look period. We call this a "free look." Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Free Look Payment Enhancement Deduction, if applicable. If you elect the Polaris Rewards feature, the Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money and the Payment Enhancement, if you elected the Polaris Rewards feature, in a money market or similar portfolio during the free look period and will allocate your money and the Payment Enhancement according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

                                       11



     o     Dollar Cost Averaging Fixed Account


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


    ASSET ALLOCATION     BOND     STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of a money market or similar portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in a money market or similar portfolio will lose value.

You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.

Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated
Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


                                       12



     AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series(R) ("AFIS").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST - CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

     As noted below, certain portfolios invest in Class 3 Shares of SAST.

            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND SA
            VCP DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SA VCP Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       13

ASSET ALLOCATION


UNDERLYING FUNDS:                               MANAGED BY:                                  TRUST
---------------------------------------------   ------------------------------------------   ------
 American Funds Asset Allocation                Capital Research and Management Company      AFIS
 SA Edge Asset Allocation Portfolio             Principal Global Investors, LLC              AST
 SA JPMorgan Diversified Balanced Portfolio     J.P. Morgan Investment Management Inc.       SAST
 SA MFS Total Return Portfolio**                Massachusetts Financial Services Company     SAST

BOND


UNDERLYING FUNDS:                                        MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST

STOCK


UNDERLYING FUNDS:                                           MANAGED BY:                                      TRUST
---------------------------------------------------------   ----------------------------------------------   ------
 American Funds Global Growth                               Capital Research and Management Company          AFIS
 American Funds Growth                                      Capital Research and Management Company          AFIS
 American Funds Growth-Income                               Capital Research and Management Company          AFIS
 Invesco V.I. American Franchise Fund**                     Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund**                               Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                        Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                    Lord, Abbett & Co. LLC                           LASF
 Lord Abbett Mid Cap Stock Portfolio                        Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                     AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio*                     AllianceBernstein L.P.                           SAST
 SA Boston Company Capital Growth Portfolio                 BNY Mellon AMNA                                  SAST
 SA Columbia Technology Portfolio                           Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio**                         SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(SM) Real Estate Portfolio     FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio*                 Franklin Advisory Services, LLC                  SAST
 SA Invesco Growth Opportunities Portfolio                  Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                          Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                        J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                      J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                       J.P. Morgan Investment Management Inc.           SAST
 SA Legg Mason BW Large Cap Value Portfolio                 Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                          Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio**           Massachusetts Financial Services Company         SAST
 SA MFS Telecom Utility Portfolio                           Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities Portfolio         Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio             Oppenheimer Funds, Inc.                          SAST
 SA Putnam International Growth and Income Portfolio        Putnam Investment Management, LLC                SAST
 SA Templeton Foreign Value Portfolio*                      Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio               Wellington Management Company LLP                AST
 SA Wellington Growth Portfolio                             Wellington Management Company LLP                AST
 SA Wellington Natural Resources Portfolio                  Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                    Wells Capital Management Incorporated            SAST
 SA WellsCap Fundamental Growth Portfolio                   Wells Capital Management Incorporated            SAST

** SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


VOLATILITY CONTROL FUNDS


UNDERLYING FUNDS:                         MANAGED BY:                                                     TRUST
---------------------------------------   -------------------------------------------------------------   ------
 SA VCP Dynamic Allocation Portfolio*     SunAmerica Asset Management, LLC and AllianceBernstein L.P.     SAST
 SA VCP Dynamic Strategy Portfolio*       SunAmerica Asset Management, LLC and AllianceBernstein L.P.     SAST

*     Class 3 shares of SAST.

                                       14



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS
We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS
Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.
Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.

Minimum Guaranteed Interest Rate
We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.

Interest Rate Categories
There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

Transfers/Withdrawals from Fixed Accounts
There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.
We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.
Check with your financial representative about the current availability of this service.

Fixed Account Restrictions
At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.
If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.


                                       15



DOLLAR COST AVERAGING FIXED ACCOUNTS
You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:

  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.
Purchase Payments may not be invested in DCA Fixed Accounts if you elect the Polaris Rewards program.

DCA Interest Rate Crediting
DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM
Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").
The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Example of DCA Program
Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.

     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

Allocation of Subsequent Purchase Payments to DCA Program
If you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.

Termination of DCA Program
You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.
Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


                                       16



AUTOMATIC ASSET REBALANCING PROGRAM
Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

Changes to Rebalancing Instructions
If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.
Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.
WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


RETURN PLUS PROGRAM
The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:
     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.
WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.


TRANSFERS DURING THE ACCUMULATION PHASE
Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

Submitting Transfer Instructions
Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.

TELEPHONE:

(800) 445-7862
INTERNET:
www.aig.com/annuities
UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization

We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.
If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.

Transfer Fees
There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your


                                       17



participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.
PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC FEES.

Accepting Transfer Requests
We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.
WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.

Pricing Transfer Requests
Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES
This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.

Risks of Short-Term Trading
Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.
We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

STANDARD U.S. MAIL POLICY
Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.

Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.

     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.

Example
For example, if you made a transfer on August 17, 2018 and within the previous twelve months (from August 18, 2017 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2018 must be submitted by U.S. Mail (from August 18, 2018 through August 17, 2019).

ACCELERATED U.S. MAIL POLICY
We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.

ADDITIONAL SHORT-TERM TRADING RESTRICTIONS
To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:
     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;
     2.   impose minimum holding periods;
     3.   reject any Purchase Payment or transfer request;
     4.   terminate your transfer privileges; and/or
     5.   request that you surrender your contract.
WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Enforcement Determination Factors
Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

                                       18



     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Applicability to Third Party Trading Services
The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Deterrence Limitations
Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.
Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.
You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.

OMNIBUS GROUP CONTRACTS
Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.
WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES
Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.
We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Processing Omnibus Orders
Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

Required Information Sharing
Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE
During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers


                                       19



will be effected for the last NYSE business day of the month in which we receive your request for the transfer.
You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.


VOTING RIGHTS
The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).
Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE

                             MINIMUM        MINIMUM
                           WITHDRAWAL       CONTRACT
                             AMOUNT         VALUE(1)
 Partial Withdrawal       $1,000         $500(2)
 Systematic Withdrawal    $  100         $500(2)

(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.
(2)   The total contract value must be at least $500 after a withdrawal.

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


PENALTY FREE WITHDRAWAL AMOUNT
Your contract provides for a penalty free withdrawal amount each contract year during the applicable withdrawal period. The penalty free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual penalty free withdrawals and withdrawal charges.

To determine your penalty free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."
Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     o Penalty free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     o Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

DURING THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY FREE WITHDRAWAL AMOUNT IS THE GREATER OF:
     (1)    your penalty-free earnings; or
     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount
AFTER THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY FREE WITHDRAWAL AMOUNT IS THE GREATER OF:
     (1)    your penalty-free earnings; or
     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge

If, in any contract year, you choose to take less than the full penalty free withdrawal amount, then you may not carry over the unused amount as an additional penalty free withdrawal in subsequent years.
If you participate in the Polaris Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.
Although we do not assess a withdrawal charge when you take a 10% free withdrawal of the total invested amount we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement. PLEASE SEE POLARIS REWARDS PROGRAM ABOVE.

ASSESSMENT OF WITHDRAWAL CHARGES
We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


                                       20



The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.
When you make a partial withdrawal, we deduct it from penalty-free earnings first, any remaining penalty free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charges or higher withdrawal charges.
If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN PENALTY FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE. PLEASE SEE EXPENSES.

Calculating Withdrawal Charges
For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

Example:
For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum penalty free withdrawal of $10,000. After that penalty free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
     A=  Your contract value at the time of your request for withdrawal
         ($90,000)
     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)
     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 5% is the applicable percentage) [B x C=$5,000]
     D=  Your full contract value ($85,000) available for total withdrawal

Required Minimum Distributions
If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.

Annuity Income Payments
Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.

PROCESSING WITHDRAWAL REQUESTS
A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 business days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.
We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.
Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

Partial, Systematic, and Required Minimum Distributions
Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.
If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.

Total Withdrawals
We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.


SYSTEMATIC WITHDRAWAL PROGRAM
During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.


                                       21



Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.
Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.
WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER
If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.
In order to use this waiver, you must submit the following documents to the Annuity Service Center:
     1)     a doctor's note recommending admittance to a nursing home;
     2)     an admittance form which shows the type of facility you entered;
            and
     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.

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                                 LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INCOME PROTECTOR

Income Protector is a minimum income benefit and provides a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With Income Protector, you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. Income Protector is available on contracts issued prior to May 1, 2006.
The minimum level of Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income.
If you purchased your contract between November 2, 1998 and March 31, 1999 and the Income Protector was available in your state at that time, other options were available under Income Protector, please see details below.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME
If you elect Income Protector, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. Your Income Benefit Base is equal to your contract value on the date of election. Income Protector is effective on either the date of issue of the contract or at the contract anniversary following your election of Income Protector.
The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.
Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The Income Benefit Base is equal to (a) plus (b) minus (c) where:
    (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;
    (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the date of election, and;
    (c) is equal to all withdrawals and applicable fees and charges since the date of election, in an amount proportionate to the amount by which such withdrawals decreased your contract value.
In order to obtain the benefit of Income Protector, you may not begin the Income Phase for at least 7 years following election. You may not elect this feature if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.

RE-SET OF YOUR INCOME PROTECTOR BENEFIT
You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. Upon a Re-Set, the waiting period before you can begin the Income Phase will start over. In addition, the Income Protector fee will be charged as a percentage of your Re-Set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.

ELECTING TO RECEIVE INCOME PAYMENTS
You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the 7th or later contract anniversary following the effective date of electing Income Protector or Re-Set, if applicable.
THE INCOME BENEFIT DATE is the contract anniversary date on which the Income Benefit is calculated and applied. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum income payments. To arrive at the minimum guaranteed income payments available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed


                                       22



under your selected annuity option. Your final Income Benefit Base is equal to
(a) minus (b) where:
    (a) is your Income Benefit Base as of your Income Benefit Date, and;
    (b) is any withdrawal charges calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.
The annuity income options available under this feature when using Income Protector to receive your guaranteed income payments are:

     o     Life Annuity with 10 Year Period Certain, or

     o     Joint and 100% Survivor Annuity with 20 Year Period Certain
At the time you elect to begin receiving annuity income payments, we will calculate your annual guaranteed income payments using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your guaranteed income payments under Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using Income Protector, your annuity income payments will be fixed in amount. You are not required to use Income Protector to receive income payments.
You may never need to rely upon the Income Protector, if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

There is no fee for the Income Protector Base program.
IF YOU PURCHASED YOUR CONTRACT BETWEEN NOVEMBER 2, 1998 AND MARCH 31, 1999, THE FOLLOWING APPLIES ONLY TO THE INCOME PROTECTOR OPTION YOU MAY HAVE ELECTED:
Options available for contracts issued between November 2, 1998 and March 31, 1999:


                                        FEE AS A %
                                      OF YOUR INCOME
                      GROWTH RATE      BENEFIT BASE     WAITING PERIOD
  Income Protector
        Base              0%               0%              7 years
  Income Protector
        Plus            3.25%             0.15%            7 years
  Income Protector
         Max            6.50%             0.30%            7 years

Income Protector provides three alternative levels of minimum retirement income. The base Income Protector is a standard feature of all PolarisII contracts issued after November 2, 1998, if the feature is available for sale in your state. There is no additional charge associated with the Income Protector Base feature. If elected, the Income Protector Plus and Income Protector Max options can provide increased levels of minimum guaranteed income. We charge a fee for each of these alternatives, see table above.
We deduct the annual fee from your contract value. If you elect Income Protector Plus or Income Protector Max at issue, we begin deducting the annual fee on your first contract anniversary. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, we deduct the full annual fee from your contract value upon surrender. If you elect the feature at some later date, we begin deducting the annual fee on the contract anniversary following the date of election. We will not refund fees paid for Income Protector if you annuitize under the annuity provisions of your contract under the Income Protector Plus or Income Protector Max options.
For the Income Protector Plus or Income Protector Max options, the Income Benefit Base accumulates at one of the annual growth rates, see table above, from the date your election in the alternative becomes effective through your election to begin receiving income under the feature. The growth rates for the Income Protector Plus or Income Protector Max options cease on the contract anniversary following the Annuitant's 90th birthday.
In order to obtain the benefit of the Income Protector Plus or Income Protector Max option, you may not begin the Income Phase for at least 7 years following your election of the option. Thus, you must make your election prior to the later of:

     o     your 83rd birthday; or

     o     your 3rd contract anniversary.

NOTE TO QUALIFIED CONTRACT HOLDERS
Qualified contracts generally require that you select an annuity income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of Income Protector. To utilize Income Protector, you must take annuity income payments under one of the two annuity income options described above. If those annuity income options exceed your life expectancy, you may be prohibited from receiving your guaranteed income payments under the feature. If you own a Qualified contract to which this restriction applies and you elect Income Protector, you may pay for this feature and not be able to realize the benefit.
You should consult your tax advisor for information concerning your particular circumstances.

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                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.
We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.


                                       23




                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant

BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.
When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.

DEATH BENEFIT PROCESSING
We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.

     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:
     (1)    A certified copy of the death certificate; or
     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

     o Where there are multiple Beneficiaries, any death benefit payable under the contract will be determined when the first Beneficiary submits the required documentation in Good Order.

     o For an individual Beneficiary, the Contract Value remains invested in the allocations elected by the contract Owner before death until the claim is in Good Order and processed.

     o For multiple Beneficiaries, the Contract Value remains invested in the allocations elected by the contract Owner before death until the claim for the first Beneficiary is in Good Order and processed. When the first Beneficiary's claim is processed, the Contract Value is then transferred to the death claim pending account earning a fixed interest rate, and the amounts remain there until all claims are processed.
If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center.
If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.
For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

DEATH BENEFIT SETTLEMENT OPTIONS
Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us
After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.
The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS
PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


                                       24



EXTENDED LEGACY PROGRAM
The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program, if available. The Extended Legacy Program may not be elected in conjunction with any other settlement option.
Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.
If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.
The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010.

Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Death benefits and the Income Protector income benefit that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment.

Expenses
We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.
Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT CHARGES.

Investment Options

     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;

     o     Variable Portfolios may differ from those available to the original
           Owner;

     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees; and

     o Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be offered the same Variable Portfolios as the original Owner.

5-YEAR SETTLEMENT OPTION
The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS
The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.
We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is


                                       25



a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.
To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.
The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.
The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.


DEATH BENEFIT OPTIONS
This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Value Option. Your death benefit calculation may be different depending on when you purchased your contract, please see details below. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.
THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED ON OR AFTER JUNE 1, 2004:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:
     1.   Contract value; or
     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or
     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.
The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION
If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:
     1.   Contract value; or
     2.   Net Purchase Payments; or
     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.
If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:
     1.   Contract value; or
     2.   The lesser of:
          a.  Net Purchase Payments; or
          b.  125% of Contract Value.
If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.
THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:
     1.   Contract value; or
     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals on the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or
     3. Contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawal since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:
     1.   Contract value; or
     2.   Net purchase Payments; or
     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday plus any Purchase Payments since that contract anniversary;


                                       26



          and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.
If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.
THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED PRIOR TO OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:
     1.   Contract value; or
     2. Total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or
     3. Contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:
     1.   Contract value; or
     2.   Total Purchase Payments less withdrawals; or
     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.
If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.
THE FOLLOWING IS A DESCRIPTION OF THE ESTATEPLUS BENEFIT IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 29, 2000:


OPTIONAL ESTATEPLUS BENEFIT
EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.
You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.
We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.
The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Net Purchase
                                      Payments
 Years 5 - 9      40% of Earnings     65% of Net Purchase
                                      Payments*
 Years 10+        50% of Earnings     75% of Net Purchase
                                      Payments*

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Net Purchase
 Years                                Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?
We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?
The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.
A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.
WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                       27



SPOUSAL CONTINUATION
The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.
Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.
Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.
The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee

Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.
We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 1.52%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company. Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.
If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


WITHDRAWAL CHARGES
The contract provides a penalty free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty free withdrawal amount and/or if you fully surrender your contract.


                                       28



Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.
We apply a withdrawal charge schedule against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years if you elected to participate in the Polaris Rewards program, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITHOUT POLARIS REWARDS PROGRAM:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7   8
 WITHDRAWAL CHARGE   7%   6%   5%   4%   3%   2%   1%   0%

WITHDRAWAL CHARGE WITH ELECTION OF POLARIS REWARDS PROGRAM:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT             1    2    3    4    5    6    7    8    9   10+
 WITHDRAWAL
 CHARGE           9%   9%   8%   7%   6%   5%   4%   3%   2%    0%

These higher potential withdrawal charges for the Polaris Rewards program may compensate us for the expenses associated with the program.
The Polaris Rewards program is designed for long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, other than the withdrawal charge, no other fees or charges are higher if you elect Polaris Rewards than the contract without an election of this program.
When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.
If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.
Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES
Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES
Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.
There is an annualized 0.25% fee applicable to Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Class 2 shares of American Funds Insurance Series, Class 3 shares of Seasons Series Trust and SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.
The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.
There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE
During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.
If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice. PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL INCOME PROTECTOR FEE
Please see INCOME PROTECTOR above for a description of the FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM for contracts issued between November 2, 1998 and March 31, 1999.


                                       29



OPTIONAL ESTATEPLUS FEE
The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX
Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES
We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.
The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.
WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.
COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.
The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.
ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.
These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.
We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts. If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.
We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2017 in the Statement of Additional Information which is available upon request.
NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.


                                       30



We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.
Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.

PAYMENTS WE RECEIVE
We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.
We and our affiliates generally receive three kinds of payments described below.
RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.
ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.
In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?
During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract. BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?
Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.
If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below. For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?
You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income


                                       31



payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE DEATH BENEFIT IF I ANNUITIZE?
Upon annuitizing the contract, the death benefit will terminate. PLEASE SEE DEATH BENEFITS ABOVE.
CAN I EXTEND THE ACCUMULATION PHASE PAST THE LATEST ANNUITY DATE?
If you do not begin the Income Phase earlier, annuity income payments must begin on your Latest Annuity Date. For contracts issued prior to January 1, 2001, with a Latest Annuity Date of age 90, we may offer you the opportunity to extend your Accumulation Phase up to age 95 at our sole discretion. Currently, we allow extensions of the Accumulation Phase, in one-year increments ("Extension Periods"), provided your contract is eligible for an Extension Period as described below upon your request. Accepting our offer to extend the Accumulation Phase does not preclude you from requesting to annuitize your contract prior to the end of the Extension Period. If you enter an Extension Period, your contract remains in the Accumulation Phase, you retain all current benefits, and can choose to surrender or annuitize in the future.
In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if you qualify for Extension Periods you must notify us that you want to extend your Accumulation Phase.
If you do not notify us that you wish to enter an Extension Period, your contract will be annuitized on the Latest Annuity Date using the default option specified below. You can elect a different Annuity Payout Option by completing and mailing an Annuity Option Selection Form to our Annuity Service Center. EXTENSION PERIODS WILL NOT BE OFFERED BEYOND THE FIRST BUSINESS DAY OF THE MONTH FOLLOWING YOUR 95TH BIRTHDAY. If your Accumulation Phase is extended to the first business day of the month following your 95th birthday but you have not selected an Annuity Payout Option by that date, we will automatically annuitize your contract using the default option specified below.
We will contact you prior to your Latest Annuity Date to inform you of Extension Periods, if available. Currently, you may be eligible for an Extension Period provided you do not have a Leveraged Death Benefit. A Leveraged Death Benefit is determined as follows:
     (1) a withdrawal is taken after May 2, 2011 (unless taken as a systematic withdrawal of the RMD for this contract); and
     (2) the death benefit to contract value ratio is 300% or more, on the date we determine eligibility for an Extension Period.
If we determine you are not eligible for an Extension Period due to having a Leveraged Death Benefit, as defined above, we will not allow any extensions of your Accumulation Phase, and your contract will be annuitized on the Latest Annuity Date. Subsequently, if we determine you are no longer eligible for an Extension Period, we will then annuitize your contract on the first business day of the month following the end of the current Extension Period in accordance with the default annuity income payment option specified below and in your contract. You may select another annuity income payment option so long as you notify us in writing at least 30 days prior to that date.
We reserve the right, at our sole discretion, to refuse to offer Extension Periods, regardless of whether we may have granted Extension Periods in the past to you or other similarly situated contract Owners.


ANNUITY INCOME OPTIONS
You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.
We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.
If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.
If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY
This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY
This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED
This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


                                       32



ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD
This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.
The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.
Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS
You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS
We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.
If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.
If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments. The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS
We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.
Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.


                                       33



REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL
The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.

Non-Qualified Contract
If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.

Qualified Contract
If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans
If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.
In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS

Non-Qualified Contract
In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.

Qualified Contract
Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

Qualified Contract--Tax-Sheltered Annuity (403(b))
On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS
Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.
The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

Partial or Total Withdrawals
If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important


                                       34



exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.

Annuitization
If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.

Annuity to Annuity Transfer
A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").

Additional Tax on Net Investment Income
Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.
Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).

DISTRIBUTIONS FROM QUALIFIED CONTRACTS
Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.
Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.
The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).

Annuitization
Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.

Direct and Indirect Rollovers
Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
    (a)        a required minimum distribution,
    (b)        a hardship withdrawal, or
    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make


                                       35



a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.
The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Annuity to Annuity Transfer (Tax-Sheltered Annuities)
Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.
Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS
Information in this section generally does not apply to Non-Qualified contracts.
Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.

COMMENCEMENT DATE
Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS
If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

AUTOMATIC WITHDRAWAL OPTION
You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.

IMPACT OF OPTIONAL BENEFITS
IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS
The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.
Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.
If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified


                                       36



status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION
A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.
Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING
Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence.
Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.
Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS
For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.
You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.

FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")
A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)
should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS
If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.


                                       37



This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct


                                       38



business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and


                                       39



liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk.


GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract Owners, individual certificate holders and group unallocated contract Owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY, THE SEPARATE ACCOUNT AND THE GUARANTOR

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. PLEASE SEE GUARANTEE OF INSURANCE OBLIGATIONS ABOVE.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account, and Guarantor are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement,


                                       40



may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2018, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       41

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                               FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                  ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/08        12/31/09        12/31/10
============================================================ =============== =============== ===============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV.............................................. (a)$16.888      (a)$11.724      (a)$14.318
                                                             (b)$16.669      (b)$11.543      (b)$14.061
 Ending AUV................................................. (a)$11.724      (a)$14.318      (a)$15.865
                                                             (b)$11.543      (b)$14.061      (b)$15.541
 Ending Number of AUs....................................... (a)6,456,948    (a)5,560,973    (a)4,750,892
                                                             (b)401,751      (b)311,359      (b)257,432

-------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV.............................................. (a)$24.587      (a)$14.919      (a)$20.911
                                                             (b)$24.253      (b)$14.680      (b)$20.524
 Ending AUV................................................. (a)$14.919      (a)$20.911      (a)$23.014
                                                             (b)$14.680      (b)$20.524      (b)$22.531
 Ending Number of AUs....................................... (a)4,567,411    (a)3,858,977    (a)3,285,745
                                                             (b)187,616      (b)154,966      (b)114,543

-------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV.............................................. (a)$22.342      (a)$12.329      (a)$16.929
                                                             (b)$22.050      (b)$12.137      (b)$16.624
 Ending AUV................................................. (a)$12.329      (a)$16.929      (a)$19.788
                                                             (b)$12.137      (b)$16.624      (b)$19.383
 Ending Number of AUs....................................... (a)7,201,513    (a)6,199,851    (a)5,131,757
                                                             (b)307,472      (b)242,258      (b)218,421

-------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV.............................................. (a)$18.886      (a)$11.561      (a)$14.944
                                                             (b)$18.633      (b)$11.377      (b)$14.670
 Ending AUV................................................. (a)$11.561      (a)$14.944      (a)$16.399
                                                             (b)$11.377      (b)$14.670      (b)$16.059
 Ending Number of AUs....................................... (a)9,397,385    (a)7,999,242    (a)6,745,430
                                                             (b)443,735      (b)376,174      (b)318,066

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$11.150      (a)$5.588       (a)$9.117
                                                             (b)$10.938      (b)$5.468       (b)$8.899
 Ending AUV................................................. (a)$5.588       (a)$9.117       (a)$10.736
                                                             (b)$5.468       (b)$8.899       (b)$10.453
 Ending Number of AUs....................................... (a)466,691      (a)710,954      (a)467,275
                                                             (b)67,059       (b)58,929       (b)44,908

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$13.601      (a)$8.600       (a)$10.877
                                                             (b)$13.404      (b)$8.454       (b)$10.665
 Ending AUV................................................. (a)$8.600       (a)$10.877      (a)$12.394
                                                             (b)$8.454       (b)$10.665      (b)$12.122
 Ending Number of AUs....................................... (a)6,084,221    (a)4,927,721    (a)4,114,051
                                                             (b)393,682      (b)329,381      (b)290,160

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$15.605      (a)$10.419      (a)$12.736
                                                             (b)$15.370      (b)$10.236      (b)$12.481
 Ending AUV................................................. (a)$10.419      (a)$12.736      (a)$14.073
                                                             (b)$10.236      (b)$12.481      (b)$13.757
 Ending Number of AUs....................................... (a)4,659,922    (a)3,897,412    (a)3,253,934
                                                             (b)286,514      (b)230,417      (b)193,272

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV.............................................. (a)$14.016      (a)$8.777       (a)$10.278
                                                             (b)$13.806      (b)$8.624       (b)$10.074
 Ending AUV................................................. (a)$8.777       (a)$10.278      (a)$11.885
                                                             (b)$8.624       (b)$10.074      (b)$11.620
 Ending Number of AUs....................................... (a)4,240,866    (a)3,455,204    (a)2,955,373
                                                             (b)309,245      (b)263,854      (b)211,672

-------------------------------------------------------------



                                                               FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/11        12/31/12        12/31/13        12/31/14
============================================================ =============== =============== =============== ===============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV.............................................. (a)$15.865      (a)$15.828      (a)$18.113      (a)$22.067
                                                             (b)$15.541      (b)$15.467      (b)$17.655      (b)$21.456
 Ending AUV................................................. (a)$15.828      (a)$18.113      (a)$22.067      (a)$22.907
                                                             (b)$15.467      (b)$17.655      (b)$21.456      (b)$22.217
 Ending Number of AUs....................................... (a)4,014,867    (a)3,385,906    (a)3,094,310    (a)2,711,169
                                                             (b)232,662      (b)187,996      (b)165,031      (b)151,674

-------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV.............................................. (a)$23.014      (a)$20.653      (a)$24.930      (a)$31.720
                                                             (b)$22.531      (b)$20.169      (b)$24.285      (b)$30.823
 Ending AUV................................................. (a)$20.653      (a)$24.930      (a)$31.720      (a)$31.965
                                                             (b)$20.169      (b)$24.285      (b)$30.823      (b)$30.983
 Ending Number of AUs....................................... (a)2,666,879    (a)2,198,604    (a)1,876,170    (a)1,649,886
                                                             (b)88,303       (b)74,669       (b)59,776       (b)52,987

-------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV.............................................. (a)$19.788      (a)$18.656      (a)$21.661      (a)$27.758
                                                             (b)$19.383      (b)$18.229      (b)$21.112      (b)$26.988
 Ending AUV................................................. (a)$18.656      (a)$21.661      (a)$27.758      (a)$29.666
                                                             (b)$18.229      (b)$21.112      (b)$26.988      (b)$28.771
 Ending Number of AUs....................................... (a)4,144,172    (a)3,529,217    (a)2,954,082    (a)2,588,276
                                                             (b)175,356      (b)133,973      (b)107,120      (b)97,456

-------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV.............................................. (a)$16.399      (a)$15.856      (a)$18.347      (a)$24.126
                                                             (b)$16.059      (b)$15.489      (b)$17.876      (b)$23.449
 Ending AUV................................................. (a)$15.856      (a)$18.347      (a)$24.126      (a)$26.289
                                                             (b)$15.489      (b)$17.876      (b)$23.449      (b)$25.487
 Ending Number of AUs....................................... (a)5,483,083    (a)4,590,656    (a)3,837,871    (a)3,342,370
                                                             (b)257,920      (b)229,077      (b)191,622      (b)176,405

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$10.736      (a)$9.898       (a)$11.055      (a)$15.222
                                                             (b)$10.453      (b)$9.613       (b)$10.709      (b)$14.710
 Ending AUV................................................. (a)$9.898       (a)$11.055      (a)$15.222      (a)$16.217
                                                             (b)$9.613       (b)$10.709      (b)$14.710      (b)$15.632
 Ending Number of AUs....................................... (a)378,933      (a)289,109      (a)254,550      (a)229,628
                                                             (b)40,145       (b)37,598       (b)29,967       (b)33,369

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$12.394      (a)$11.949      (a)$13.996      (a)$18.701
                                                             (b)$12.122      (b)$11.658      (b)$13.621      (b)$18.155
 Ending AUV................................................. (a)$11.949      (a)$13.996      (a)$18.701      (a)$20.095
                                                             (b)$11.658      (b)$13.621      (b)$18.155      (b)$19.459
 Ending Number of AUs....................................... (a)3,304,110    (a)2,690,724    (a)2,318,217    (a)1,948,680
                                                             (b)243,140      (b)210,270      (b)177,375      (b)157,605

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$14.073      (a)$13.547      (a)$15.256      (a)$20.102
                                                             (b)$13.757      (b)$13.210      (b)$14.840      (b)$19.504
 Ending AUV................................................. (a)$13.547      (a)$15.256      (a)$20.102      (a)$21.772
                                                             (b)$13.210      (b)$14.840      (b)$19.504      (b)$21.072
 Ending Number of AUs....................................... (a)2,654,417    (a)2,190,069    (a)1,838,521    (a)1,557,797
                                                             (b)156,160      (b)128,871      (b)105,020      (b)93,645

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV.............................................. (a)$11.885      (a)$10.994      (a)$12.137      (a)$16.246
                                                             (b)$11.620      (b)$10.722      (b)$11.806      (b)$15.765
 Ending AUV................................................. (a)$10.994      (a)$12.137      (a)$16.246      (a)$17.226
                                                             (b)$10.722      (b)$11.806      (b)$15.765      (b)$16.674
 Ending Number of AUs....................................... (a)2,353,048    (a)1,879,112    (a)1,559,008    (a)1,319,255
                                                             (b)170,264      (b)143,431      (b)125,675      (b)117,530

-------------------------------------------------------------



                                                               FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                  ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/15        12/31/16       12/31/17
============================================================ =============== =============== ==============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV.............................................. (a)$22.907      (a)$22.877      (a)$24.654
                                                             (b)$22.217      (b)$22.133      (b)$23.792
 Ending AUV................................................. (a)$22.877      (a)$24.654      (a)$28.224
                                                             (b)$22.133      (b)$23.792      (b)$27.170
 Ending Number of AUs....................................... (a)2,419,912    (a)2,148,550    (a)1,941,995
                                                             (b)140,076      (b)128,933      (b)122,441

-------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV.............................................. (a)$31.965      (a)$33.666      (a)$33.366
                                                             (b)$30.983      (b)$32.551      (b)$32.180
 Ending AUV................................................. (a)$33.666      (a)$33.366      (a)$43.207
                                                             (b)$32.551      (b)$32.180      (b)$41.568
 Ending Number of AUs....................................... (a)1,448,480    (a)1,249,358    (a)1,111,239
                                                             (b)46,414       (b)42,703       (b)36,687

-------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV.............................................. (a)$29.666      (a)$31.222      (a)$33.670
                                                             (b)$28.771      (b)$30.205      (b)$32.492
 Ending AUV................................................. (a)$31.222      (a)$33.670      (a)$42.547
                                                             (b)$30.205      (b)$32.492      (b)$40.955
 Ending Number of AUs....................................... (a)2,225,553    (a)1,963,884    (a)1,746,223
                                                             (b)88,242       (b)79,193       (b)67,034

-------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
 Beginning AUV.............................................. (a)$26.289      (a)$26.269      (a)$28.855
                                                             (b)$25.487      (b)$25.404      (b)$27.835
 Ending AUV................................................. (a)$26.269      (a)$28.855      (a)$34.782
                                                             (b)$25.404      (b)$27.835      (b)$33.470
 Ending Number of AUs....................................... (a)2,895,626    (a)2,514,894    (a)2,199,961
                                                             (b)161,646      (b)138,191      (b)129,289

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$16.217      (a)$16.731      (a)$16.812
                                                             (b)$15.632      (b)$16.087      (b)$16.125
 Ending AUV................................................. (a)$16.731      (a)$16.812      (a)$21.035
                                                             (b)$16.087      (b)$16.125      (b)$20.125
 Ending Number of AUs....................................... (a)212,806      (a)192,579      (a)168,755
                                                             (b)23,706       (b)22,397       (b)21,854

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$20.095      (a)$18.566      (a)$21.393
                                                             (b)$19.459      (b)$17.934      (b)$20.613
 Ending AUV................................................. (a)$18.566      (a)$21.393      (a)$24.775
                                                             (b)$17.934      (b)$20.613      (b)$23.812
 Ending Number of AUs....................................... (a)1,694,885    (a)1,443,767    (a)1,227,187
                                                             (b)147,894      (b)127,809      (b)116,199

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$21.772      (a)$20.733      (a)$24.389
                                                             (b)$21.072      (b)$20.016      (b)$23.487
 Ending AUV................................................. (a)$20.733      (a)$24.389      (a)$27.394
                                                             (b)$20.016      (b)$23.487      (b)$26.315
 Ending Number of AUs....................................... (a)1,348,973    (a)1,143,705    (a)1,008,879
                                                             (b)81,843       (b)71,877       (b)66,272

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV.............................................. (a)$17.226      (a)$16.480      (a)$19.010
                                                             (b)$16.674      (b)$15.912      (b)$18.309
 Ending AUV................................................. (a)$16.480      (a)$19.010      (a)$21.230
                                                             (b)$15.912      (b)$18.309      (b)$20.396
 Ending Number of AUs....................................... (a)1,092,287    (a)921,560      (a)795,543
                                                             (b)113,468      (b)93,013       (b)79,332

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.

                                      A-1


                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/08         12/31/09         12/31/10
================================================================= ================ ================ ================
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV................................................... (a)$14.938       (a)$8.922        (a)$11.126
                                                                  (b)$14.726       (b)$8.773        (b)$10.914
 Ending AUV...................................................... (a)$8.922        (a)$11.126       (a)$13.745
                                                                  (b)$8.773        (b)$10.914       (b)$13.448
 Ending Number of AUs............................................ (a)3,430,895     (a)2,653,324     (a)2,282,157
                                                                  (b)232,371       (b)193,997       (b)159,779

------------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV................................................... (a)$37.424       (a)$21.843       (a)$30.342
                                                                  (b)$36.777       (b)$21.412       (b)$29.669
 Ending AUV...................................................... (a)$21.843       (a)$30.342       (a)$32.944
                                                                  (b)$21.412       (b)$29.669       (b)$32.132
 Ending Number of AUs............................................ (a)5,596,463     (a)4,495,276     (a)3,769,942
                                                                  (b)110,672       (b)94,069        (b)70,800

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 8/11/03)
 Beginning AUV................................................... (a)$18.366       (a)$11.728       (a)$16.419
                                                                  (b)$18.098       (b)$11.528       (b)$16.099
 Ending AUV...................................................... (a)$11.728       (a)$16.419       (a)$20.299
                                                                  (b)$11.528       (b)$16.099       (b)$19.853
 Ending Number of AUs............................................ (a)1,145,139     (a)906,916       (a)1,012,851
                                                                  (b)44,307        (b)31,739        (b)30,313

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV................................................... (a)$9.145        (a)$4.939        (a)$6.981
                                                                  (b)$8.985        (b)$4.841        (b)$6.824
 Ending AUV...................................................... (a)$4.939        (a)$6.981        (a)$7.510
                                                                  (b)$4.841        (b)$6.824        (b)$7.323
 Ending Number of AUs............................................ (a)837,441       (a)831,921       (a)665,886
                                                                  (b)85,773        (b)72,768        (b)58,111

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV................................................... (a)$2.886        (a)$1.389        (a)$2.058
                                                                  (b)$2.836        (b)$1.362        (b)$2.012
 Ending AUV...................................................... (a)$1.389        (a)$2.058        (a)$2.437
                                                                  (b)$1.362        (b)$2.012        (b)$2.377
 Ending Number of AUs............................................ (a)3,627,861     (a)4,763,506     (a)3,676,676
                                                                  (b)180,117       (b)195,746       (b)168,495

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$13.787       (a)$13.740       (a)$13.539
                                                                  (b)$13.550       (b)$13.470       (b)$13.240
 Ending AUV...................................................... (a)$13.740       (a)$13.539       (a)$13.303
                                                                  (b)$13.470       (b)$13.240       (b)$12.977
 Ending Number of AUs............................................ (a)9,356,176     (a)5,757,268     (a)4,608,185
                                                                  (b)273,162       (b)139,013       (b)132,926

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 1 Shares
(Inception Date - 4/1/98)
 Beginning AUV................................................... (a)$12.621       (a)$9.125        (a)$10.799
                                                                  (b)$12.403       (b)$8.944        (b)$10.558
 Ending AUV...................................................... (a)$9.125        (a)$10.799       (a)$12.415
                                                                  (b)$8.944        (b)$10.558       (b)$12.109
 Ending Number of AUs............................................ (a)1,852,095     (a)1,415,060     (a)1,314,393
                                                                  (b)52,422        (b)43,472        (b)48,627

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$27.031       (a)$20.487       (a)$24.678
                                                                  (b)$26.585       (b)$20.099       (b)$24.150
 Ending AUV...................................................... (a)$20.487       (a)$24.678       (a)$27.673
                                                                  (b)$20.099       (b)$24.150       (b)$27.013
 Ending Number of AUs............................................ (a)3,184,347     (a)2,579,022     (a)2,288,586
                                                                  (b)37,439        (b)32,654        (b)28,843

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV................................................... (a)$18.648       (a)$16.938       (a)$21.850
                                                                  (b)$18.318       (b)$16.597       (b)$21.356
 Ending AUV...................................................... (a)$16.938       (a)$21.850       (a)$23.881
                                                                  (b)$16.597       (b)$21.356       (b)$23.283
 Ending Number of AUs............................................ (a)4,582,366     (a)4,215,913     (a)3,489,293
                                                                  (b)202,481       (b)189,931       (b)163,530

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV................................................... (a)$13.745       (a)$12.994       (a)$14.659
                                                                  (b)$13.448       (b)$12.682       (b)$14.272
 Ending AUV...................................................... (a)$12.994       (a)$14.659       (a)$18.818
                                                                  (b)$12.682       (b)$14.272       (b)$18.274
 Ending Number of AUs............................................ (a)1,849,361     (a)1,469,405     (a)1,214,256
                                                                  (b)126,614       (b)115,351       (b)91,258

------------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV................................................... (a)$32.944       (a)$31.701       (a)$36.404
                                                                  (b)$32.132       (b)$30.842       (b)$35.330
 Ending AUV...................................................... (a)$31.701       (a)$36.404       (a)$49.282
                                                                  (b)$30.842       (b)$35.330       (b)$47.709
 Ending Number of AUs............................................ (a)3,187,476     (a)2,742,461     (a)2,296,708
                                                                  (b)61,287        (b)51,200        (b)47,267

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 8/11/03)
 Beginning AUV................................................... (a)$20.299       (a)$18.349       (a)$21.380
                                                                  (b)$19.853       (b)$17.901       (b)$20.806
 Ending AUV...................................................... (a)$18.349       (a)$21.380       (a)$28.945
                                                                  (b)$17.901       (b)$20.806       (b)$28.098
 Ending Number of AUs............................................ (a)797,817       (a)666,960       (a)560,194
                                                                  (b)20,148        (b)17,389        (b)13,605

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV................................................... (a)$7.510        (a)$7.299        (a)$8.190
                                                                  (b)$7.323        (b)$7.100        (b)$7.947
 Ending AUV...................................................... (a)$7.299        (a)$8.190        (a)$10.428
                                                                  (b)$7.100        (b)$7.947        (b)$10.092
 Ending Number of AUs............................................ (a)507,898       (a)440,410       (a)360,229
                                                                  (b)56,498        (b)44,970        (b)30,927

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV................................................... (a)$2.437        (a)$2.271        (a)$2.410
                                                                  (b)$2.377        (b)$2.210        (b)$2.339
 Ending AUV...................................................... (a)$2.271        (a)$2.410        (a)$2.989
                                                                  (b)$2.210        (b)$2.339        (b)$2.894
 Ending Number of AUs............................................ (a)2,936,389     (a)2,605,570     (a)2,280,934
                                                                  (b)105,951       (b)134,510       (b)114,529

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$13.303       (a)$13.066       (a)$12.838
                                                                  (b)$12.977       (b)$12.714       (b)$12.460
 Ending AUV...................................................... (a)$13.066       (a)$12.838       (a)$12.612
                                                                  (b)$12.714       (b)$12.460       (b)$12.210
 Ending Number of AUs............................................ (a)3,353,681     (a)2,554,602     (a)2,327,100
                                                                  (b)98,384        (b)105,859       (b)95,623

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 1 Shares
(Inception Date - 4/1/98)
 Beginning AUV................................................... (a)$12.415       (a)$13.779       (a)$15.447
                                                                  (b)$12.109       (b)$13.406       (b)$14.990
 Ending AUV...................................................... (a)$13.779       (a)$15.447       (a)$20.786
                                                                  (b)$13.406       (b)$14.990       (b)$20.122
 Ending Number of AUs............................................ (a)1,205,382     (a)1,092,015     (a)1,015,491
                                                                  (b)46,014        (b)36,137        (b)27,321

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$27.673       (a)$27.508       (a)$30.329
                                                                  (b)$27.013       (b)$26.785       (b)$29.458
 Ending AUV...................................................... (a)$27.508       (a)$30.329       (a)$35.216
                                                                  (b)$26.785       (b)$29.458       (b)$34.119
 Ending Number of AUs............................................ (a)1,946,489     (a)1,655,162     (a)1,433,033
                                                                  (b)30,262        (b)23,929        (b)20,309

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV................................................... (a)$23.881       (a)$25.029       (a)$27.465
                                                                  (b)$23.283       (b)$24.341       (b)$26.643
 Ending AUV...................................................... (a)$25.029       (a)$27.465       (a)$27.430
                                                                  (b)$24.341       (b)$26.643       (b)$26.543
 Ending Number of AUs............................................ (a)2,880,351     (a)2,496,111     (a)2,019,815
                                                                  (b)123,745       (b)113,291       (b)104,135

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV................................................... (a)$18.818       (a)$20.670       (a)$19.587
                                                                  (b)$18.274       (b)$20.023       (b)$18.926
 Ending AUV...................................................... (a)$20.670       (a)$19.587       (a)$22.455
                                                                  (b)$20.023       (b)$18.926       (b)$21.644
 Ending Number of AUs............................................ (a)1,014,125     (a)882,819       (a)722,693
                                                                  (b)71,544        (b)66,471        (b)52,864

------------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV................................................... (a)$49.282       (a)$55.414       (a)$60.724
                                                                  (b)$47.709       (b)$53.511       (b)$58.492
 Ending AUV...................................................... (a)$55.414       (a)$60.724       (a)$61.494
                                                                  (b)$53.511       (b)$58.492       (b)$59.086
 Ending Number of AUs............................................ (a)1,994,656     (a)1,732,354     (a)1,536,422
                                                                  (b)42,882        (b)37,024        (b)37,869

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 8/11/03)
 Beginning AUV................................................... (a)$28.945       (a)$31.035       (a)$28.710
                                                                  (b)$28.098       (b)$30.052       (b)$27.732
 Ending AUV...................................................... (a)$31.035       (a)$28.710       (a)$35.248
                                                                  (b)$30.052       (b)$27.732       (b)$33.962
 Ending Number of AUs............................................ (a)442,414       (a)390,227       (a)346,764
                                                                  (b)12,720        (b)12,223        (b)12,601

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV................................................... (a)$10.428       (a)$11.153       (a)$11.597
                                                                  (b)$10.092       (b)$10.767       (b)$11.168
 Ending AUV...................................................... (a)$11.153       (a)$11.597       (a)$11.691
                                                                  (b)$10.767       (b)$11.168       (b)$11.230
 Ending Number of AUs............................................ (a)308,409       (a)280,511       (a)250,424
                                                                  (b)27,071        (b)25,736        (b)23,243

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV................................................... (a)$2.989        (a)$3.675        (a)$3.985
                                                                  (b)$2.894        (b)$3.549        (b)$3.839
 Ending AUV...................................................... (a)$3.675        (a)$3.985        (a)$4.586
                                                                  (b)$3.549        (b)$3.839        (b)$4.406
 Ending Number of AUs............................................ (a)2,116,724     (a)1,956,180     (a)1,547,627
                                                                  (b)99,520        (b)67,090        (b)44,657

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$12.612       (a)$12.387       (a)$12.174
                                                                  (b)$12.210       (b)$11.962       (b)$11.728
 Ending AUV...................................................... (a)$12.387       (a)$12.174       (a)$11.980
                                                                  (b)$11.962       (b)$11.728       (b)$11.512
 Ending Number of AUs............................................ (a)2,148,703     (a)1,853,581     (a)1,594,006
                                                                  (b)94,687        (b)50,563        (b)41,927

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 1 Shares
(Inception Date - 4/1/98)
 Beginning AUV................................................... (a)$20.786       (a)$22.675       (a)$22.794
                                                                  (b)$20.122       (b)$21.895       (b)$21.955
 Ending AUV...................................................... (a)$22.675       (a)$22.794       (a)$26.477
                                                                  (b)$21.895       (b)$21.955       (b)$25.439
 Ending Number of AUs............................................ (a)857,323       (a)778,953       (a)722,241
                                                                  (b)28,845        (b)25,092        (b)26,469

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$35.216       (a)$37.272       (a)$36.078
                                                                  (b)$34.119       (b)$36.021       (b)$34.780
 Ending AUV...................................................... (a)$37.272       (a)$36.078       (a)$39.364
                                                                  (b)$36.021       (b)$34.780       (b)$37.853
 Ending Number of AUs............................................ (a)1,236,258     (a)1,071,558     (a)906,083
                                                                  (b)17,129        (b)16,290        (b)15,074

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV................................................... (a)$27.430       (a)$28.584       (a)$27.809
                                                                  (b)$26.543       (b)$27.591       (b)$26.776
 Ending AUV...................................................... (a)$28.584       (a)$27.809       (a)$29.787
                                                                  (b)$27.591       (b)$26.776       (b)$28.609
 Ending Number of AUs............................................ (a)1,650,264     (a)1,431,807     (a)1,230,619
                                                                  (b)89,651        (b)80,936        (b)71,095

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV................................................... (a)$22.455
                                                                  (b)$21.644
 Ending AUV...................................................... (a)$23.629
                                                                  (b)$22.719
 Ending Number of AUs............................................ (a)672,205
                                                                  (b)46,351

------------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV................................................... (a)$61.494
                                                                  (b)$59.086
 Ending AUV...................................................... (a)$79.951
                                                                  (b)$76.630
 Ending Number of AUs............................................ (a)1,368,556
                                                                  (b)33,025

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 8/11/03)
 Beginning AUV................................................... (a)$35.248
                                                                  (b)$33.962
 Ending AUV...................................................... (a)$39.162
                                                                  (b)$37.638
 Ending Number of AUs............................................ (a)305,009
                                                                  (b)10,569

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV................................................... (a)$11.691
                                                                  (b)$11.230
 Ending AUV...................................................... (a)$14.254
                                                                  (b)$13.659
 Ending Number of AUs............................................ (a)201,323
                                                                  (b)22,398

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 1 Shares
(Inception Date - 7/5/00)
 Beginning AUV................................................... (a)$4.586
                                                                  (b)$4.406
 Ending AUV...................................................... (a)$6.106
                                                                  (b)$5.853
 Ending Number of AUs............................................ (a)1,539,545
                                                                  (b)41,385

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$11.980
                                                                  (b)$11.512
 Ending AUV...................................................... (a)$11.883
                                                                  (b)$11.391
 Ending Number of AUs............................................ (a)1,562,797
                                                                  (b)40,699

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 1 Shares
(Inception Date - 4/1/98)
 Beginning AUV................................................... (a)$26.477
                                                                  (b)$25.439
 Ending AUV...................................................... (a)$30.986
                                                                  (b)$29.697
 Ending Number of AUs............................................ (a)640,987
                                                                  (b)23,095

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$39.364
                                                                  (b)$37.853
 Ending AUV...................................................... (a)$44.104
                                                                  (b)$42.306
 Ending Number of AUs............................................ (a)785,762
                                                                  (b)13,547

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV................................................... (a)$29.787
                                                                  (b)$28.609
 Ending AUV...................................................... (a)$31.287
                                                                  (b)$29.975
 Ending Number of AUs............................................ (a)1,113,637
                                                                  (b)70,184

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.

                                      A-2


                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/08         12/31/09         12/31/10
================================================================= ================ ================ ================
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$26.640       (a)$14.721       (a)$18.818
                                                                  (b)$26.174       (b)$14.427       (b)$18.397
 Ending AUV...................................................... (a)$14.721       (a)$18.818       (a)$22.221
                                                                  (b)$14.427       (b)$18.397       (b)$21.670
 Ending Number of AUs............................................ (a)1,697,283     (a)1,311,337     (a)1,144,274
                                                                  (b)43,728        (b)33,564        (b)29,331

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV................................................... (a)$19.753       (a)$20.557       (a)$21.765
                                                                  (b)$19.411       (b)$20.150       (b)$21.281
 Ending AUV...................................................... (a)$20.557       (a)$21.765       (a)$22.783
                                                                  (b)$20.150       (b)$21.281       (b)$22.220
 Ending Number of AUs............................................ (a)1,968,034     (a)1,696,322     (a)1,429,614
                                                                  (b)102,647       (b)97,675        (b)53,776

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 1 Shares
(Inception Date - 7/6/00)
 Beginning AUV................................................... (a)$6.789        (a)$4.287        (a)$4.994
                                                                  (b)$6.677        (b)$4.206        (b)$4.887
 Ending AUV...................................................... (a)$4.287        (a)$4.994        (a)$6.115
                                                                  (b)$4.206        (b)$4.887        (b)$5.969
 Ending Number of AUs............................................ (a)1,609,670     (a)1,446,073     (a)1,276,639
                                                                  (b)92,645        (b)64,276        (b)61,919

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 1 Shares
(Inception Date - 12/29/00)
 Beginning AUV................................................... (a)$13.663       (a)$7.964        (a)$10.252
                                                                  (b)$13.423       (b)$7.804        (b)$10.021
 Ending AUV...................................................... (a)$7.964        (a)$10.252       (a)$11.855
                                                                  (b)$7.804        (b)$10.021       (b)$11.559
 Ending Number of AUs............................................ (a)2,359,841     (a)1,655,121     (a)1,326,403
                                                                  (b)212,942       (b)167,436       (b)135,016

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$17.023       (a)$12.425       (a)$15.179
                                                                  (b)$16.733       (b)$12.183       (b)$14.845
 Ending AUV...................................................... (a)$12.425       (a)$15.179       (a)$16.719
                                                                  (b)$12.183       (b)$14.845       (b)$16.311
 Ending Number of AUs............................................ (a)3,349,532     (a)2,786,094     (a)2,434,890
                                                                  (b)45,783        (b)46,000        (b)38,593

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$26.784       (a)$11.444       (a)$19.913
                                                                  (b)$26.329       (b)$11.222       (b)$19.477
 Ending AUV...................................................... (a)$11.444       (a)$19.913       (a)$23.244
                                                                  (b)$11.222       (b)$19.477       (b)$22.678
 Ending Number of AUs............................................ (a)2,819,671     (a)2,667,144     (a)2,300,683
                                                                  (b)52,073        (b)49,967        (b)44,024

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$34.653       (a)$19.486       (a)$24.600
                                                                  (b)$34.056       (b)$19.102       (b)$24.055
 Ending AUV...................................................... (a)$19.486       (a)$24.600       (a)$27.015
                                                                  (b)$19.102       (b)$24.055       (b)$26.352
 Ending Number of AUs............................................ (a)4,309,550     (a)3,519,499     (a)2,953,002
                                                                  (b)106,029       (b)91,696        (b)69,345

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$26.498       (a)$14.774       (a)$18.829
                                                                  (b)$26.036       (b)$14.480       (b)$18.408
 Ending AUV...................................................... (a)$14.774       (a)$18.829       (a)$21.204
                                                                  (b)$14.480       (b)$18.408       (b)$20.678
 Ending Number of AUs............................................ (a)2,031,575     (a)1,655,569     (a)1,368,042
                                                                  (b)39,105        (b)31,795        (b)27,696

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$22.221       (a)$23.670       (a)$27.330
                                                                  (b)$21.670       (b)$23.025       (b)$26.519
 Ending AUV...................................................... (a)$23.670       (a)$27.330       (a)$26.357
                                                                  (b)$23.025       (b)$26.519       (b)$25.510
 Ending Number of AUs............................................ (a)984,953       (a)914,168       (a)778,803
                                                                  (b)20,242        (b)17,746        (b)16,741

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A           (a)$10.128       (a)$10.747
                                                                  (b)N/A           (b)$9.972        (b)$10.563
 Ending AUV...................................................... (a)N/A           (a)$10.747       (a)$14.294
                                                                  (b)N/A           (b)$10.563       (b)$14.015
 Ending Number of AUs............................................ (a)N/A           (a)7,120         (a)34,791
                                                                  (b)N/A           (b)233           (b)2,085

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV................................................... (a)$22.783       (a)$23.730       (a)$24.279
                                                                  (b)$22.220       (b)$23.086       (b)$23.561
 Ending AUV...................................................... (a)$23.730       (a)$24.279       (a)$23.067
                                                                  (b)$23.086       (b)$23.561       (b)$22.329
 Ending Number of AUs............................................ (a)1,236,123     (a)1,042,112     (a)862,839
                                                                  (b)43,289        (b)34,427        (b)27,835

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 1 Shares
(Inception Date - 7/6/00)
 Beginning AUV................................................... (a)$6.115        (a)$5.880        (a)$6.808
                                                                  (b)$5.969        (b)$5.725        (b)$6.613
 Ending AUV...................................................... (a)$5.880        (a)$6.808        (a)$9.241
                                                                  (b)$5.725        (b)$6.613        (b)$8.953
 Ending Number of AUs............................................ (a)1,215,038     (a)935,873       (a)762,780
                                                                  (b)54,975        (b)40,427        (b)36,409

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 1 Shares
(Inception Date - 12/29/00)
 Beginning AUV................................................... (a)$11.855       (a)$11.508       (a)$12.610
                                                                  (b)$11.559       (b)$11.193       (b)$12.234
 Ending AUV...................................................... (a)$11.508       (a)$12.610       (a)$16.730
                                                                  (b)$11.193       (b)$12.234       (b)$16.191
 Ending Number of AUs............................................ (a)1,079,220     (a)961,733       (a)912,354
                                                                  (b)104,636       (b)99,587        (b)78,582

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$16.719       (a)$16.841       (a)$18.765
                                                                  (b)$16.311       (b)$16.389       (b)$18.215
 Ending AUV...................................................... (a)$16.841       (a)$18.765       (a)$22.083
                                                                  (b)$16.389       (b)$18.215       (b)$21.383
 Ending Number of AUs............................................ (a)2,010,612     (a)1,718,596     (a)1,587,205
                                                                  (b)34,842        (b)21,581        (b)18,626

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$23.244       (a)$16.921       (a)$19.790
                                                                  (b)$22.678       (b)$16.468       (b)$19.212
 Ending AUV...................................................... (a)$16.921       (a)$19.790       (a)$18.832
                                                                  (b)$16.468       (b)$19.212       (b)$18.237
 Ending Number of AUs............................................ (a)1,822,182     (a)1,511,536     (a)1,256,774
                                                                  (b)39,249        (b)32,368        (b)32,947

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$27.015       (a)$28.827       (a)$32.294
                                                                  (b)$26.352       (b)$28.049       (b)$31.343
 Ending AUV...................................................... (a)$28.827       (a)$32.294       (a)$41.909
                                                                  (b)$28.049       (b)$31.343       (b)$40.574
 Ending Number of AUs............................................ (a)2,528,008     (a)2,141,478     (a)1,830,624
                                                                  (b)59,667        (b)47,612        (b)46,136

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$21.204       (a)$18.715       (a)$21.545
                                                                  (b)$20.678       (b)$18.205       (b)$20.906
 Ending AUV...................................................... (a)$18.715       (a)$21.545       (a)$26.781
                                                                  (b)$18.205       (b)$20.906       (b)$25.921
 Ending Number of AUs............................................ (a)1,184,001     (a)1,015,016     (a)879,023
                                                                  (b)24,157        (b)19,530        (b)20,346

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$26.357       (a)$33.689       (a)$33.786
                                                                  (b)$25.510       (b)$32.525       (b)$32.538
 Ending AUV...................................................... (a)$33.689       (a)$33.786       (a)$36.149
                                                                  (b)$32.525       (b)$32.538       (b)$34.727
 Ending Number of AUs............................................ (a)696,197       (a)619,984       (a)527,445
                                                                  (b)15,432        (b)14,561        (b)11,543

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$14.294       (a)$14.046       (a)$12.771
                                                                  (b)$14.015       (b)$13.738       (b)$12.459
 Ending AUV...................................................... (a)$14.046       (a)$12.771       (a)$16.423
                                                                  (b)$13.738       (b)$12.459       (b)$15.982
 Ending Number of AUs............................................ (a)44,390        (a)39,070        (a)71,965
                                                                  (b)1,771         (b)1,868         (b)3,652

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV................................................... (a)$23.067       (a)$22.642       (a)$21.660
                                                                  (b)$22.329       (b)$21.863       (b)$20.863
 Ending AUV...................................................... (a)$22.642       (a)$21.660       (a)$21.613
                                                                  (b)$21.863       (b)$20.863       (b)$20.766
 Ending Number of AUs............................................ (a)769,979       (a)661,042       (a)553,902
                                                                  (b)24,841        (b)24,598        (b)20,771

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 1 Shares
(Inception Date - 7/6/00)
 Beginning AUV................................................... (a)$9.241        (a)$9.441        (a)$9.237
                                                                  (b)$8.953        (b)$9.124        (b)$8.904
 Ending AUV...................................................... (a)$9.441        (a)$9.237        (a)$9.454
                                                                  (b)$9.124        (b)$8.904        (b)$9.091
 Ending Number of AUs............................................ (a)595,775       (a)566,942       (a)469,259
                                                                  (b)35,756        (b)30,715        (b)14,799

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 1 Shares
(Inception Date - 12/29/00)
 Beginning AUV................................................... (a)$16.730       (a)$18.328       (a)$18.100
                                                                  (b)$16.191       (b)$17.694       (b)$17.430
 Ending AUV...................................................... (a)$18.328       (a)$18.100       (a)$17.570
                                                                  (b)$17.694       (b)$17.430       (b)$16.877
 Ending Number of AUs............................................ (a)739,805       (a)638,893       (a)541,694
                                                                  (b)68,504        (b)34,485        (b)18,340

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$22.083       (a)$24.239       (a)$23.881
                                                                  (b)$21.383       (b)$23.412       (b)$23.008
 Ending AUV...................................................... (a)$24.239       (a)$23.881       (a)$25.207
                                                                  (b)$23.412       (b)$23.008       (b)$24.225
 Ending Number of AUs............................................ (a)1,428,905     (a)1,306,823     (a)1,194,074
                                                                  (b)19,177        (b)22,986        (b)22,593

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$18.832       (a)$17.456       (a)$14.738
                                                                  (b)$18.237       (b)$16.862       (b)$14.201
 Ending AUV...................................................... (a)$17.456       (a)$14.738       (a)$16.071
                                                                  (b)$16.862       (b)$14.201       (b)$15.446
 Ending Number of AUs............................................ (a)1,075,345     (a)948,717       (a)864,593
                                                                  (b)26,344        (b)27,606        (b)21,563

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$41.909       (a)$47.100       (a)$45.380
                                                                  (b)$40.574       (b)$45.486       (b)$43.716
 Ending AUV...................................................... (a)$47.100       (a)$45.380       (a)$51.648
                                                                  (b)$45.486       (b)$43.716       (b)$49.630
 Ending Number of AUs............................................ (a)1,561,369     (a)1,369,174     (a)1,190,676
                                                                  (b)42,258        (b)31,467        (b)23,308

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$26.781       (a)$27.483       (a)$26.736
                                                                  (b)$25.921       (b)$26.534       (b)$25.749
 Ending AUV...................................................... (a)$27.483       (a)$26.736       (a)$27.825
                                                                  (b)$26.534       (b)$25.749       (b)$26.731
 Ending Number of AUs............................................ (a)772,746       (a)675,815       (a)584,127
                                                                  (b)20,406        (b)19,344        (b)12,918

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 1
Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$36.149
                                                                  (b)$34.727
 Ending AUV...................................................... (a)$37.523
                                                                  (b)$35.957
 Ending Number of AUs............................................ (a)459,236
                                                                  (b)8,873

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3
Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$16.423
                                                                  (b)$15.982
 Ending AUV...................................................... (a)$17.720
                                                                  (b)$17.201
 Ending Number of AUs............................................ (a)64,043
                                                                  (b)5,947

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV................................................... (a)$21.613
                                                                  (b)$20.766
 Ending AUV...................................................... (a)$22.738
                                                                  (b)$21.793
 Ending Number of AUs............................................ (a)496,413
                                                                  (b)19,734

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 1
Shares
(Inception Date - 7/6/00)
 Beginning AUV................................................... (a)$9.454
                                                                  (b)$9.091
 Ending AUV...................................................... (a)$11.626
                                                                  (b)$11.152
 Ending Number of AUs............................................ (a)434,210
                                                                  (b)13,042

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 1 Shares
(Inception Date - 12/29/00)
 Beginning AUV................................................... (a)$17.570
                                                                  (b)$16.877
 Ending AUV...................................................... (a)$22.524
                                                                  (b)$21.582
 Ending Number of AUs............................................ (a)470,438
                                                                  (b)17,525

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$25.207
                                                                  (b)$24.225
 Ending AUV...................................................... (a)$28.443
                                                                  (b)$27.267
 Ending Number of AUs............................................ (a)1,069,039
                                                                  (b)20,484

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$16.071
                                                                  (b)$15.446
 Ending AUV...................................................... (a)$22.521
                                                                  (b)$21.593
 Ending Number of AUs............................................ (a)807,068
                                                                  (b)18,117

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$51.648
                                                                  (b)$49.630
 Ending AUV...................................................... (a)$60.175
                                                                  (b)$57.680
 Ending Number of AUs............................................ (a)1,041,650
                                                                  (b)19,090

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$27.825
                                                                  (b)$26.731
 Ending AUV...................................................... (a)$34.077
                                                                  (b)$32.656
 Ending Number of AUs............................................ (a)531,700
                                                                  (b)10,237

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.

                                      A-3


                                                                     FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                        ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/08          12/31/09         12/31/10
================================================================= ================= ================= ================
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$22.251        (a)$23.027        (a)$25.309
                                                                  (b)$21.909        (b)$22.616        (b)$24.794
 Ending AUV...................................................... (a)$23.027        (a)$25.309        (a)$26.507
                                                                  (b)$22.616        (b)$24.794        (b)$25.904
 Ending Number of AUs............................................ (a)1,240,581      (a)1,682,150      (a)1,740,549
                                                                  (b)17,887         (b)35,334         (b)36,659

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 1 Shares
(Inception Date - 4/5/99)
 Beginning AUV................................................... (a)$12.541        (a)$6.996         (a)$9.814
                                                                  (b)$12.323        (b)$6.857         (b)$9.594
 Ending AUV...................................................... (a)$6.996         (a)$9.814         (a)$12.126
                                                                  (b)$6.857         (b)$9.594         (b)$11.825
 Ending Number of AUs............................................ (a)3,979,326      (a)3,369,696      (a)2,745,127
                                                                  (b)270,281        (b)232,540        (b)243,843

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV................................................... (a)$40.618        (a)$24.739        (a)$32.530
                                                                  (b)$39.910        (b)$24.247        (b)$31.804
 Ending AUV...................................................... (a)$24.739        (a)$32.530        (a)$35.942
                                                                  (b)$24.247        (b)$31.804        (b)$35.052
 Ending Number of AUs............................................ (a)12,509,711     (a)10,122,293     (a)8,430,928
                                                                  (b)500,635        (b)427,333        (b)293,423

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 1 Shares
(Inception Date - 7/10/00)
 Beginning AUV................................................... (a)$7.142         (a)$4.290         (a)$5.782
                                                                  (b)$7.017         (b)$4.205         (b)$5.653
 Ending AUV...................................................... (a)$4.290         (a)$5.782         (a)$6.408
                                                                  (b)$4.205         (b)$5.653         (b)$6.248
 Ending Number of AUs............................................ (a)1,129,365      (a)1,093,199      (a)792,106
                                                                  (b)85,048         (b)86,554         (b)56,189

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$25.584        (a)$17.024        (a)$21.251
                                                                  (b)$25.145        (b)$16.690        (b)$20.782
 Ending AUV...................................................... (a)$17.024        (a)$21.251        (a)$23.272
                                                                  (b)$16.690        (b)$20.782        (b)$22.701
 Ending Number of AUs............................................ (a)1,820,283      (a)1,576,830      (a)1,246,247
                                                                  (b)83,221         (b)61,694         (b)41,674

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 1 Shares
(Inception Date - 6/6/97)
 Beginning AUV................................................... (a)$18.091        (a)$11.146        (a)$14.499
                                                                  (b)$17.782        (b)$10.928        (b)$14.180
 Ending AUV...................................................... (a)$11.146        (a)$14.499        (a)$16.219
                                                                  (b)$10.928        (b)$14.180        (b)$15.823
 Ending Number of AUs............................................ (a)1,199,535      (a)942,786        (a)785,095
                                                                  (b)33,022         (b)25,653         (b)19,923

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 6/10/97)
 Beginning AUV................................................... (a)$28.848        (a)$22.156        (a)$25.854
                                                                  (b)$28.362        (b)$21.728        (b)$25.292
 Ending AUV...................................................... (a)$22.156        (a)$25.854        (a)$28.020
                                                                  (b)$21.728        (b)$25.292        (b)$27.342
 Ending Number of AUs............................................ (a)6,459,511      (a)5,251,645      (a)4,373,784
                                                                  (b)454,782        (b)384,218        (b)294,309

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$16.543        (a)$9.863         (a)$12.546
                                                                  (b)$16.258        (b)$9.669         (b)$12.268
 Ending AUV...................................................... (a)$9.863         (a)$12.546        (a)$13.406
                                                                  (b)$9.669         (b)$12.268        (b)$13.077
 Ending Number of AUs............................................ (a)3,633,037      (a)2,794,513      (a)2,306,293
                                                                  (b)102,250        (a)80,233         (b)63,755

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$20.567        (a)$12.463        (a)$16.215
                                                                  (b)$20.204        (b)$12.213        (b)$15.850
 Ending AUV...................................................... (a)$12.463        (a)$16.215        (a)$18.699
                                                                  (b)$12.213        (b)$15.850        (b)$18.232
 Ending Number of AUs............................................ (a)1,880,033      (a)1,507,623      (a)1,242,968
                                                                  (b)94,498         (b)79,663         (b)66,127

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$26.507       (a)$27.770       (a)$29.340
                                                                  (b)$25.904       (b)$27.070       (b)$28.530
 Ending AUV...................................................... (a)$27.770       (a)$29.340       (a)$27.861
                                                                  (b)$27.070       (b)$28.530       (b)$27.024
 Ending Number of AUs............................................ (a)1,611,886     (a)1,538,096     (a)1,218,369
                                                                  (b)44,311        (b)52,899        (b)47,485

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 1 Shares
(Inception Date - 4/5/99)
 Beginning AUV................................................... (a)$12.126       (a)$11.234       (a)$12.841
                                                                  (b)$11.825       (b)$10.929       (b)$12.461
 Ending AUV...................................................... (a)$11.234       (a)$12.841       (a)$18.013
                                                                  (b)$10.929       (b)$12.461       (b)$17.436
 Ending Number of AUs............................................ (a)2,243,721     (a)1,919,217     (a)1,621,435
                                                                  (b)222,417       (b)197,436       (b)97,150

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV................................................... (a)$35.942       (a)$33.903       (a)$37.636
                                                                  (b)$35.052       (b)$32.980       (b)$36.520
 Ending AUV...................................................... (a)$33.903       (a)$37.636       (a)$49.555
                                                                  (b)$32.980       (b)$36.520       (b)$47.966
 Ending Number of AUs............................................ (a)6,925,429     (a)5,837,630     (a)4,961,588
                                                                  (b)238,514       (b)201,071       (b)182,395

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 1 Shares
(Inception Date - 7/10/00)
 Beginning AUV................................................... (a)$6.408        (a)$5.958        (a)$6.548
                                                                  (b)$6.248        (b)$5.796        (b)$6.353
 Ending AUV...................................................... (a)$5.958        (a)$6.548        (a)$8.640
                                                                  (b)$5.796        (b)$6.353        (b)$8.363
 Ending Number of AUs............................................ (a)1,034,715     (a)710,036       (a)558,663
                                                                  (b)50,416        (b)45,867        (b)35,815

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$23.272       (a)$22.483       (a)$26.384
                                                                  (b)$22.701       (b)$21.877       (b)$25.609
 Ending AUV...................................................... (a)$22.483       (a)$26.384       (a)$34.256
                                                                  (b)$21.877       (b)$25.609       (b)$33.167
 Ending Number of AUs............................................ (a)1,052,937     (a)894,483       (a)768,871
                                                                  (b)37,181        (b)27,941        (b)26,543

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 1 Shares
(Inception Date - 6/6/97)
 Beginning AUV................................................... (a)$16.219       (a)$16.975       (a)$18.972
                                                                  (b)$15.823       (b)$16.519       (b)$18.416
 Ending AUV...................................................... (a)$16.975       (a)$18.972       (a)$22.419
                                                                  (b)$16.519       (b)$18.416       (b)$21.708
 Ending Number of AUs............................................ (a)734,326       (a)609,591       (a)526,116
                                                                  (b)15,853        (b)12,765        (b)12,680

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 6/10/97)
 Beginning AUV................................................... (a)$28.020       (a)$28.129       (a)$30.839
                                                                  (b)$27.342       (b)$27.380       (b)$29.943
 Ending AUV...................................................... (a)$28.129       (a)$30.839       (a)$36.148
                                                                  (b)$27.380       (b)$29.943       (b)$35.010
 Ending Number of AUs............................................ (a)3,554,667     (a)2,996,408     (a)2,554,481
                                                                  (b)253,589       (b)214,874       (b)186,941

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$13.406       (a)$11.275       (a)$13.031
                                                                  (b)$13.077       (b)$10.971       (b)$12.648
 Ending AUV...................................................... (a)$11.275       (a)$13.031       (a)$15.483
                                                                  (b)$10.971       (b)$12.648       (b)$14.990
 Ending Number of AUs............................................ (a)1,952,732     (a)1,644,720     (a)1,448,376
                                                                  (b)50,013        (b)38,232        (b)36,109

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$18.699       (a)$18.398       (a)$21.173
                                                                  (b)$18.232       (b)$17.894       (b)$20.541
 Ending AUV...................................................... (a)$18.398       (a)$21.173       (a)$27.366
                                                                  (b)$17.894       (b)$20.541       (b)$26.484
 Ending Number of AUs............................................ (a)993,331       (a)863,911       (a)743,070
                                                                  (b)56,612        (b)51,647        (b)42,516

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$27.861       (a)$28.761       (a)$28.294
                                                                  (b)$27.024       (b)$27.827       (b)$27.307
 Ending AUV...................................................... (a)$28.761       (a)$28.294       (a)$28.808
                                                                  (b)$27.827       (b)$27.307       (b)$27.734
 Ending Number of AUs............................................ (a)1,035,607     (a)905,913       (a)797,628
                                                                  (b)38,366        (b)37,075        (b)30,680

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 1 Shares
(Inception Date - 4/5/99)
 Beginning AUV................................................... (a)$18.013       (a)$19.740       (a)$20.023
                                                                  (b)$17.436       (b)$19.060       (b)$19.285
 Ending AUV...................................................... (a)$19.740       (a)$20.023       (a)$19.761
                                                                  (b)$19.060       (b)$19.285       (b)$18.986
 Ending Number of AUs............................................ (a)1,355,160     (a)1,205,347     (a)1,031,926
                                                                  (b)84,206        (b)72,935        (b)60,050

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV................................................... (a)$49.555       (a)$52.096       (a)$51.984
                                                                  (b)$47.966       (b)$50.300       (b)$50.066
 Ending AUV...................................................... (a)$52.096       (a)$51.984       (a)$58.675
                                                                  (b)$50.300       (b)$50.066       (b)$56.370
 Ending Number of AUs............................................ (a)4,269,390     (a)3,681,971     (a)3,208,548
                                                                  (b)163,253       (b)129,987       (b)114,014

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 1 Shares
(Inception Date - 7/10/00)
 Beginning AUV................................................... (a)$8.640        (a)$9.524        (a)$9.792
                                                                  (b)$8.363        (b)$9.195        (b)$9.430
 Ending AUV...................................................... (a)$9.524        (a)$9.792        (a)$10.257
                                                                  (b)$9.195        (b)$9.430        (b)$9.853
 Ending Number of AUs............................................ (a)555,931       (a)497,727       (a)438,450
                                                                  (b)32,254        (b)20,755        (b)19,978

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$34.256       (a)$37.408       (a)$36.925
                                                                  (b)$33.167       (b)$36.129       (b)$35.573
 Ending AUV...................................................... (a)$37.408       (a)$36.925       (a)$39.510
                                                                  (b)$36.129       (b)$35.573       (b)$37.968
 Ending Number of AUs............................................ (a)668,728       (a)578,993       (a)518,096
                                                                  (b)25,722        (b)22,876        (b)22,154

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 1 Shares
(Inception Date - 6/6/97)
 Beginning AUV................................................... (a)$22.419       (a)$24.839       (a)$21.520
                                                                  (b)$21.708       (b)$23.991       (b)$20.733
 Ending AUV...................................................... (a)$24.839       (a)$21.520       (a)$23.436
                                                                  (b)$23.991       (b)$20.733       (b)$22.523
 Ending Number of AUs............................................ (a)469,382       (a)389,666       (a)341,222
                                                                  (b)12,963        (b)11,600        (b)10,177

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 6/10/97)
 Beginning AUV................................................... (a)$36.148       (a)$38.611       (a)$37.854
                                                                  (b)$35.010       (b)$37.302       (b)$36.479
 Ending AUV...................................................... (a)$38.611       (a)$37.854       (a)$40.667
                                                                  (b)$37.302       (b)$36.479       (b)$39.092
 Ending Number of AUs............................................ (a)2,199,491     (a)1,869,082     (a)1,626,681
                                                                  (b)174,620       (b)153,440       (b)155,555

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$15.483       (a)$13.960       (a)$13.786
                                                                  (b)$14.990       (b)$13.482       (b)$13.281
 Ending AUV...................................................... (a)$13.960       (a)$13.786       (a)$13.313
                                                                  (b)$13.482       (b)$13.281       (b)$12.793
 Ending Number of AUs............................................ (a)1,299,742     (a)1,196,892     (a)1,059,475
                                                                  (b)47,041        (b)43,682        (b)34,391

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$27.366       (a)$29.768       (a)$30.199
                                                                  (b)$26.484       (b)$28.736       (b)$29.079
 Ending AUV...................................................... (a)$29.768       (a)$30.199       (a)$33.212
                                                                  (b)$28.736       (b)$29.079       (b)$31.901
 Ending Number of AUs............................................ (a)634,236       (a)557,876       (a)494,707
                                                                  (b)41,760        (b)35,410        (b)21,094

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - 6/5/97)
 Beginning AUV................................................... (a)$28.808
                                                                  (b)$27.734
 Ending AUV...................................................... (a)$29.495
                                                                  (b)$28.325
 Ending Number of AUs............................................ (a)755,141
                                                                  (b)35,392

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 1 Shares
(Inception Date - 4/5/99)
 Beginning AUV................................................... (a)$19.761
                                                                  (b)$18.986
 Ending AUV...................................................... (a)$25.235
                                                                  (b)$24.184
 Ending Number of AUs............................................ (a)937,856
                                                                  (b)51,920

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 1 Shares
(Inception Date - 6/2/97)
 Beginning AUV................................................... (a)$58.675
                                                                  (b)$56.370
 Ending AUV...................................................... (a)$69.683
                                                                  (b)$66.778
 Ending Number of AUs............................................ (a)2,788,605
                                                                  (b)105,960

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 1 Shares
(Inception Date - 7/10/00)
 Beginning AUV................................................... (a)$10.257
                                                                  (b)$9.853
 Ending AUV...................................................... (a)$12.834
                                                                  (b)$12.298
 Ending Number of AUs............................................ (a)397,349
                                                                  (b)19,664

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$39.510
                                                                  (b)$37.968
 Ending AUV...................................................... (a)$48.029
                                                                  (b)$46.040
 Ending Number of AUs............................................ (a)456,807
                                                                  (b)19,969

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 1 Shares
(Inception Date - 6/6/97)
 Beginning AUV................................................... (a)$23.436
                                                                  (b)$22.523
 Ending AUV...................................................... (a)$26.546
                                                                  (b)$25.448
 Ending Number of AUs............................................ (a)296,789
                                                                  (b)9,353

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 6/10/97)
 Beginning AUV................................................... (a)$40.667
                                                                  (b)$39.092
 Ending AUV...................................................... (a)$44.952
                                                                  (b)$43.104
 Ending Number of AUs............................................ (a)1,435,374
                                                                  (b)141,495

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED
EQUITIES) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$13.313
                                                                  (b)$12.793
 Ending AUV...................................................... (a)$16.398
                                                                  (b)$15.718
 Ending Number of AUs............................................ (a)962,791
                                                                  (b)26,864

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class
1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$33.212
                                                                  (b)$31.901
 Ending AUV...................................................... (a)$38.232
                                                                  (b)$36.631
 Ending Number of AUs............................................ (a)440,771
                                                                  (b)19,115

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.

                                      A-4


                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/08         12/31/09         12/31/10
================================================================= ================ ================ ================
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV................................................... (a)$21.041       (a)$14.060       (a)$19.667
                                                                  (b)$20.702       (b)$13.799       (b)$19.254
 Ending AUV...................................................... (a)$14.060       (a)$19.667       (a)$22.199
                                                                  (b)$13.799       (b)$19.254       (b)$21.678
 Ending Number of AUs............................................ (a)3,007,630     (a)2,986,678     (a)2,523,585
                                                                  (b)113,112       (b)107,221       (b)82,747

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$19.968       (a)$10.638       (a)$13.386
                                                                  (b)$19.615       (b)$10.424       (b)$13.083
 Ending AUV...................................................... (a)$10.638       (a)$13.386       (a)$14.119
                                                                  (b)$10.424       (b)$13.083       (b)$13.766
 Ending Number of AUs............................................ (a)4,935,491     (a)3,905,433     (a)3,197,393
                                                                  (b)168,853       (b)143,907       (b)138,753

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 8/11/03)
 Beginning AUV................................................... (a)$22.377       (a)$12.999       (a)$16.636
                                                                  (b)$22.059       (b)$12.782       (b)$16.317
 Ending AUV...................................................... (a)$12.999       (a)$16.636       (a)$16.865
                                                                  (b)$12.782       (b)$16.317       (b)$16.501
 Ending Number of AUs............................................ (a)1,994,623     (a)1,637,025     (a)1,390,358
                                                                  (b)76,417        (b)59,044        (b)49,985

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 6/18/12)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$54.805       (a)$32.197       (a)$43.370
                                                                  (b)$53.849       (b)$31.556       (b)$42.400
 Ending AUV...................................................... (a)$32.197       (a)$43.370       (a)$52.425
                                                                  (b)$31.556       (b)$42.400       (b)$51.125
 Ending Number of AUs............................................ (a)5,327,234     (a)4,329,110     (a)3,667,068
                                                                  (b)211,147       (b)177,413       (b)171,747

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV................................................... (a)$18.274       (a)$18.779       (a)$19.284
                                                                  (b)$17.959       (b)$18.409       (b)$18.857
 Ending AUV...................................................... (a)$18.779       (a)$19.284       (a)$19.940
                                                                  (b)$18.409       (b)$18.857       (b)$19.450
 Ending Number of AUs............................................ (a)7,951,600     (a)6,258,446     (a)5,095,299
                                                                  (b)304,369       (b)268,647       (b)200,453

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$37.234       (a)$21.849       (a)$29.782
                                                                  (b)$36.593       (b)$21.419       (b)$29.123
 Ending AUV...................................................... (a)$21.849       (a)$29.782       (a)$33.482
                                                                  (b)$21.419       (b)$29.123       (b)$32.659
 Ending Number of AUs............................................ (a)3,078,846     (a)2,473,417     (a)2,033,900
                                                                  (b)102,945       (b)83,931        (b)64,910

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$67.013       (a)$33.134       (a)$51.584
                                                                  (b)$65.852       (b)$32.479       (b)$50.438
 Ending AUV...................................................... (a)$33.134       (a)$51.584       (a)$59.037
                                                                  (b)$32.479       (b)$50.438       (b)$57.580
 Ending Number of AUs............................................ (a)1,451,926     (a)1,237,929     (a)994,268
                                                                  (b)45,528        (b)42,997        (b)34,461

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV................................................... (a)$22.199       (a)$22.799       (a)$26.269
                                                                  (b)$21.678       (b)$22.209       (b)$25.526
 Ending AUV...................................................... (a)$22.799       (a)$26.269       (a)$27.920
                                                                  (b)$22.209       (b)$25.526       (b)$27.062
 Ending Number of AUs............................................ (a)1,878,431     (a)1,647,261     (a)1,361,528
                                                                  (b)62,257        (b)55,881        (b)48,371

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$14.119       (a)$11.988       (a)$14.320
                                                                  (b)$13.766       (b)$11.659       (b)$13.892
 Ending AUV...................................................... (a)$11.988       (a)$14.320       (a)$17.214
                                                                  (b)$11.659       (b)$13.892       (b)$16.657
 Ending Number of AUs............................................ (a)2,646,481     (a)2,225,815     (a)1,975,099
                                                                  (b)110,387       (b)94,815        (b)85,259

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 8/11/03)
 Beginning AUV................................................... (a)$16.865       (a)$14.641       (a)$17.202
                                                                  (b)$16.501       (b)$14.290       (b)$16.747
 Ending AUV...................................................... (a)$14.641       (a)$17.202       (a)$20.854
                                                                  (b)$14.290       (b)$16.747       (b)$20.252
 Ending Number of AUs............................................ (a)1,190,604     (a)1,013,129     (a)942,773
                                                                  (b)40,339        (b)36,521        (b)34,905

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 6/18/12)
 Beginning AUV................................................... (a)N/A           (a)$10.034       (a)$10.517
                                                                  (b)N/A           (b)$10.020       (b)$10.510
 Ending AUV...................................................... (a)N/A           (a)$10.517       (a)$12.134
                                                                  (b)N/A           (b)$10.510       (b)$11.479
 Ending Number of AUs............................................ (a)N/A           (a)4,627         (a)25,828
                                                                  (b)N/A           (b)0             (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A           (a)$9.999        (a)$10.416
                                                                  (b)N/A           (b)$9.999        (b)$10.418
 Ending AUV...................................................... (a)N/A           (a)$10.416       (a)$12.060
                                                                  (b)N/A           (b)$10.418       (b)$11.420
 Ending Number of AUs............................................ (a)N/A           (a)3,853         (a)32,843
                                                                  (b)N/A           (b)0             (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$52.425       (a)$47.995       (a)$58.566
                                                                  (b)$51.125       (b)$46.688       (b)$56.829
 Ending AUV...................................................... (a)$47.995       (a)$58.566       (a)$78.348
                                                                  (b)$46.688       (b)$56.829       (b)$75.835
 Ending Number of AUs............................................ (a)3,069,869     (a)2,559,119     (a)2,139,108
                                                                  (b)149,934       (b)136,586       (b)95,871

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV................................................... (a)$19.940       (a)$21.032       (a)$21.500
                                                                  (b)$19.450       (b)$20.463       (b)$20.866
 Ending AUV...................................................... (a)$21.032       (a)$21.500       (a)$20.734
                                                                  (b)$20.463       (b)$20.866       (b)$20.073
 Ending Number of AUs............................................ (a)4,124,674     (a)3,488,270     (a)2,856,906
                                                                  (b)156,924       (b)147,629       (b)123,926

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$33.482       (a)$30.915       (a)$34.700
                                                                  (b)$32.659       (b)$30.080       (b)$33.679
 Ending AUV...................................................... (a)$30.915       (a)$34.700       (a)$46.201
                                                                  (b)$30.080       (b)$33.679       (b)$44.730
 Ending Number of AUs............................................ (a)1,655,308     (a)1,375,481     (a)1,165,966
                                                                  (b)55,814        (b)49,679        (b)45,668

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$59.037       (a)$46.364       (a)$47.271
                                                                  (b)$57.580       (b)$45.107       (b)$45.875
 Ending AUV...................................................... (a)$46.364       (a)$47.271       (a)$49.260
                                                                  (b)$45.107       (b)$45.875       (b)$47.686
 Ending Number of AUs............................................ (a)849,708       (a)676,610       (a)566,028
                                                                  (b)29,980        (b)23,475        (b)19,384

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV................................................... (a)$27.920       (a)$27.732       (a)$26.140
                                                                  (b)$27.062       (b)$26.812       (b)$25.211
 Ending AUV...................................................... (a)$27.732       (a)$26.140       (a)$30.446
                                                                  (b)$26.812       (b)$25.211       (b)$29.290
 Ending Number of AUs............................................ (a)1,105,450     (a)931,690       (a)818,453
                                                                  (b)38,434        (b)34,903        (b)32,886

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$17.214       (a)$15.351       (a)$14.877
                                                                  (b)$16.657       (b)$14.818       (b)$14.325
 Ending AUV...................................................... (a)$15.351       (a)$14.877       (a)$14.875
                                                                  (b)$14.818       (b)$14.325       (b)$14.286
 Ending Number of AUs............................................ (a)1,717,703     (a)1,493,682     (a)1,320,286
                                                                  (b)75,291        (b)59,269        (b)44,312

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 8/11/03)
 Beginning AUV................................................... (a)$20.854       (a)$19.108       (a)$17.901
                                                                  (b)$20.252       (b)$18.509       (b)$17.297
 Ending AUV...................................................... (a)$19.108       (a)$17.901       (a)$17.836
                                                                  (b)$18.509       (b)$17.297       (b)$17.191
 Ending Number of AUs............................................ (a)912,083       (a)860,750       (a)788,960
                                                                  (b)29,294        (b)28,151        (b)27,689

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 6/18/12)
 Beginning AUV................................................... (a)$12.134       (a)$12.468       (a)$11.647
                                                                  (b)$11.479       (b)$12.397       (b)$11.552
 Ending AUV...................................................... (a)$12.468       (a)$11.647       (a)$11.988
                                                                  (b)$12.397       (b)$11.552       (b)$11.861
 Ending Number of AUs............................................ (a)41,856        (a)44,044        (a)28,810
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$12.060       (a)$12.389       (a)$11.542
                                                                  (b)$11.420       (b)$12.330       (b)$11.457
 Ending AUV...................................................... (a)$12.389       (a)$11.542       (a)$11.953
                                                                  (b)$12.330       (b)$11.457       (b)$11.837
 Ending Number of AUs............................................ (a)36,571        (a)33,598        (a)31,413
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$78.348       (a)$88.928       (a)$95.234
                                                                  (b)$75.835       (b)$85.860       (b)$91.719
 Ending AUV...................................................... (a)$88.928       (a)$95.234       (a)$95.662
                                                                  (b)$85.860       (b)$91.719       (b)$91.902
 Ending Number of AUs............................................ (a)1,853,937     (a)1,617,140     (a)1,402,669
                                                                  (b)86,895        (b)73,230        (b)67,243

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV................................................... (a)$20.734       (a)$21.476       (a)$21.266
                                                                  (b)$20.073       (b)$20.739       (b)$20.485
 Ending AUV...................................................... (a)$21.476       (a)$21.266       (a)$21.253
                                                                  (b)$20.739       (b)$20.485       (b)$20.422
 Ending Number of AUs............................................ (a)2,410,141     (a)2,070,842     (a)1,855,127
                                                                  (b)109,428       (b)97,509        (b)75,678

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$46.201       (a)$48.894       (a)$48.230
                                                                  (b)$44.730       (b)$47.219       (b)$46.461
 Ending AUV...................................................... (a)$48.894       (a)$48.230       (a)$51.019
                                                                  (b)$47.219       (b)$46.461       (b)$49.026
 Ending Number of AUs............................................ (a)954,687       (a)815,249       (a)687,036
                                                                  (b)39,940        (b)35,774        (b)34,202

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$49.260       (a)$39.526       (a)$30.601
                                                                  (b)$47.686       (b)$38.167       (b)$29.475
 Ending AUV...................................................... (a)$39.526       (a)$30.601       (a)$39.171
                                                                  (b)$38.167       (b)$29.475       (b)$37.635
 Ending Number of AUs............................................ (a)491,072       (a)417,611       (a)371,640
                                                                  (b)17,048        (b)16,099        (b)13,095

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV................................................... (a)$30.446
                                                                  (b)$29.290
 Ending AUV...................................................... (a)$32.908
                                                                  (b)$31.579
 Ending Number of AUs............................................ (a)688,223
                                                                  (b)33,227

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND
INCOME) - SAST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$14.875
                                                                  (b)$14.286
 Ending AUV...................................................... (a)$18.239
                                                                  (b)$17.474
 Ending Number of AUs............................................ (a)1,167,680
                                                                  (b)40,553

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 8/11/03)
 Beginning AUV................................................... (a)$17.836
                                                                  (b)$17.191
 Ending AUV...................................................... (a)$21.338
                                                                  (b)$20.515
 Ending Number of AUs............................................ (a)698,254
                                                                  (b)27,791

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3
Shares
(Inception Date - 6/18/12)
 Beginning AUV................................................... (a)$11.988
                                                                  (b)$11.861
 Ending AUV...................................................... (a)$14.164
                                                                  (b)$13.978
 Ending Number of AUs............................................ (a)26,160
                                                                  (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3
Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$11.953
                                                                  (b)$11.837
 Ending AUV...................................................... (a)$13.935
                                                                  (b)$13.765
 Ending Number of AUs............................................ (a)27,378
                                                                  (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 1
Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$95.662
                                                                  (b)$91.902
 Ending AUV...................................................... (a)$125.109
                                                                  (b)$119.893
 Ending Number of AUs............................................ (a)1,239,184
                                                                  (b)61,897

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) -
AST Class 1 Shares
(Inception Date - 6/11/97)
 Beginning AUV................................................... (a)$21.253
                                                                  (b)$20.422
 Ending AUV...................................................... (a)$21.548
                                                                  (b)$20.654
 Ending Number of AUs............................................ (a)1,636,434
                                                                  (b)69,208

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$51.019
                                                                  (b)$49.026
 Ending AUV...................................................... (a)$60.193
                                                                  (b)$57.698
 Ending Number of AUs............................................ (a)599,509
                                                                  (b)33,031

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 1 Shares
(Inception Date - 6/4/97)
 Beginning AUV................................................... (a)$39.171
                                                                  (b)$37.635
 Ending AUV...................................................... (a)$44.393
                                                                  (b)$42.547
 Ending Number of AUs............................................ (a)319,177
                                                                  (b)12,717

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.

                                      A-5


                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/08         12/31/09         12/31/10
================================================================= ================ ================ ================
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV................................................... (a)$17.254       (a)$8.048        (a)$11.136
                                                                  (b)$16.964       (b)$7.893        (b)$10.894
 Ending AUV...................................................... (a)$8.048        (a)$11.136       (a)$13.288
                                                                  (b)$7.893        (b)$10.894       (b)$12.967
 Ending Number of AUs............................................ (a)2,409,320     (a)2,001,930     (a)1,696,428
                                                                  (b)29,369        (b)23,081        (b)18,886

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$21.569       (a)$11.718       (a)$15.694
                                                                  (b)$21.196       (b)$11.487       (b)$15.345
 Ending AUV...................................................... (a)$11.718       (a)$15.694       (a)$18.085
                                                                  (b)$11.487       (b)$15.345       (b)$17.640
 Ending Number of AUs............................................ (a)2,389,307     (a)1,981,033     (a)1,697,392
                                                                  (b)50,285        (b)39,255        (b)32,090

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR    FISCAL YEAR
                                                                        ENDED            ENDED            ENDED          ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13        12/31/14
================================================================= ================ ================ ================ =============
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3
Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A           (a)$12.040       (a)$12.166       (a)$11.355
                                                                  (b)N/A           (b)$11.975       (b)$12.080       (b)$11.247
 Ending AUV...................................................... (a)N/A           (a)$12.166       (a)$11.355       (a)$11.367
                                                                  (b)N/A           (b)$12.080       (b)$11.247       (b)$11.230
 Ending Number of AUs............................................ (a)N/A           (a)44,037        (a)88,867        (a)124,008
                                                                  (b)N/A           (b)2,085         (b)3,124         (b)3,016

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) -
  SAST Class 1
Shares
(Inception Date - 6/9/97)
 Beginning AUV................................................... (a)$13.288       (a)$12.829       (a)$14.685       (a)$20.675
                                                                  (b)$12.967       (b)$12.488       (b)$14.258       (b)$20.025
 Ending AUV...................................................... (a)$12.829       (a)$14.685       (a)$20.675       (a)$20.475
                                                                  (b)$12.488       (b)$14.258       (b)$20.025       (b)$19.782
 Ending Number of AUs............................................ (a)1,405,921     (a)1,216,341     (a)1,126,788     (a)848,093
                                                                  (b)17,579        (b)13,786        (b)16,098        (b)14,245

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) -
  SAST Class 1
Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$18.085       (a)$16.836       (a)$19.261       (a)$26.004
                                                                  (b)$17.640       (b)$16.381       (b)$18.693       (b)$25.174
 Ending AUV...................................................... (a)$16.836       (a)$19.261       (a)$26.004       (a)$27.556
                                                                  (b)$16.381       (b)$18.693       (b)$25.174       (b)$26.610
 Ending Number of AUs............................................ (a)1,437,757     (a)1,267,806     (a)1,100,628     (a)965,742
                                                                  (b)27,251        (b)25,582        (b)18,749        (b)16,824

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/15      12/31/16      12/31/17
================================================================= ============= ============= =============
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$11.367    (a)$11.044    (a)$11.280
                                                                  (b)$11.230    (b)$10.883    (b)$11.089
 Ending AUV...................................................... (a)$11.044    (a)$11.280    (a)$11.324
                                                                  (b)$10.883    (b)$11.089    (b)$11.105
 Ending Number of AUs............................................ (a)123,740    (a)121,614    (a)121,106
                                                                  (b)6,471      (b)7,281      (b)7,123

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 1 Shares
(Inception Date - 6/9/97)
 Beginning AUV................................................... (a)$20.475    (a)$19.927    (a)$21.076
                                                                  (b)$19.782    (b)$19.204    (b)$20.261
 Ending AUV...................................................... (a)$19.927    (a)$21.076    (a)$26.901
                                                                  (b)$19.204    (b)$20.261    (b)$25.796
 Ending Number of AUs............................................ (a)773,345    (a)675,052    (a)596,486
                                                                  (b)9,915      (b)9,152      (b)11,870

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 1 Shares
(Inception Date - 6/3/97)
 Beginning AUV................................................... (a)$27.556    (a)$27.555    (a)$27.409
                                                                  (b)$26.610    (b)$26.543    (b)$26.337
 Ending AUV...................................................... (a)$27.555    (a)$27.409    (a)$36.630
                                                                  (b)$26.543    (b)$26.337    (b)$35.109
 Ending Number of AUs............................................ (a)840,379    (a)724,636    (a)631,495
                                                                  (b)11,828     (b)9,636      (b)8,949

------------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.

                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:


                             [(1+I/(1+J+L)]N/12 - 1

     where:

      I is the interest rate you are earning on the money invested in the Fixed Account;

      J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

      N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

      L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     o If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     o If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     o If a withdrawal or transfer is made to pay contract fees and charges;

     o     To pay a death benefit; and

     o     Upon beginning an income option, if occurring on the Latest Annuity
           Date.


EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the
Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

  (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

  (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

  (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

                                      B-1

  (4)   Your contract was issued in a state where L = 0.005.


POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the penalty free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
            = [(1.05)/(1.04+0.005)]18/12 - 1
            = (1.004785)1.5 - 1
            = 1.007186 - 1
            = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the MVA:

                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.


POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the penalty free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1
            = [(1.05)/(1.04+0.005)]18/12 - 1
            = (1.004785)1.5 - 1
            = 1.007186 - 1
            = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 x (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENT ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS PAYABLE FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER JUNE 1, 2004:

     1.   PURCHASE PAYMENT ACCUMULATION OPTION

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the seventh contract anniversary date.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b.  the lesser of:

              (1)    Continuation Net Purchase Payments; or

              (2)    125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

     2.   MAXIMUM ANNIVERSARY VALUE OPTION

          If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.


                                      C-1



          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a.  Contract value; or

          b.  the lesser of:

              (1)    Continuation Net Purchase Payments; or

              (2)    125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, the death benefit is equal to contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS PAYABLE FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:


PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     1.   The contract value; or

     2. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.


MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Continuing Spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments received since the original issue date; or

     3. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal


                                      C-2



          reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS PAYABLE FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO OCTOBER 24, 2001:


PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

     3. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOLLOWING SPOUSAL CONTINUATION

If the Continuing Spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments received since the original issue date; or

     3. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.


THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus


                                      C-3



Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of Continuation Net
                                      Purchase Payments*
 Years 5-9        40% of Earnings     65% of Continuation Net
                                      Purchase Payments*
 Years 10+        50% of Earnings     75% of Continuation Net
                                      Purchase Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Continuation Net
 Years                                Purchase Payments*

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2)    equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.


                                      C-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



   PROSPECTUS PROVISION                       AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge     Contract Maintenance Fee is $30.                                  New Mexico
                                                                                            North Dakota
Market Value Adjustment   L equal to 0.0025                                                 Florida
Premium Tax               We deduct premium tax charges of 0.50% for Qualified contracts    California
                            and 2.35% for Non-Qualified
                          contracts based on contract value when you begin the Income
                            Phase.
Premium Tax               We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                            contracts based on total Purchase
                          Payments when you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                            contracts based on contract value
                          when you begin the Income Phase.
Premium Tax               For the first $500,000 in the contract, we deduct premium tax     South Dakota
                            charges of 1.25% for
                          Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.
                          For any amount in excess of $500,000 in the contract, we deduct front-end premium tax
                          charges of 0.08% for Non-Qualified contracts based on total
                            Purchase Payments when you
                          begin the Income Phase.
Premium Tax               We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                            and 1.0% for Non-Qualified
                          contracts based on contract value when you begin the Income
                            Phase.
Premium Tax               We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                            contracts based on total Purchase
                          Payments when you begin the Income Phase.
Systematic Withdrawal     Minimum withdrawal amount is $250 per withdrawal or the penalty   Oregon
                            free withdrawal amount.
Transfer Privilege        Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                            Texas


                                      D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         APPENDIX E - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS

                        ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)


                               ALLOCATION     ALLOCATION     ALLOCATION     ALLOCATION
    VARIABLE PORTFOLIOS             1              2              3             4
 Invesco V.I. Comstock
   Fund                            5.00%          5.00%          6.00%         8.00%
 Invesco V.I. Growth
   and Income Fund                 6.00%          7.00%          8.00%         8.00%
 SA AB Growth                      1.00%          1.00%          1.00%         2.00%
 SA AB Small & Mid
   Cap Value                       1.00%          1.00%          1.00%         2.00%
 SA American Funds(R)
   Global Growth                   2.00%          3.00%          4.00%         6.00%
 SA American Funds(R)
   Growth-Income                   0.00%          0.00%          1.00%         4.00%
 SA Boston Company
   Capital Growth                  2.00%          3.00%          3.00%         4.00%
 SA DFA Ultra Short
   Bond                            2.00%          1.00%          0.00%         0.00%
 SA Dogs of Wall Street            3.00%          3.00%          3.00%         5.00%
 SA Federated Corporate
   Bond                           10.00%          8.00%          7.00%         1.00%
 SA Fidelity Institutional
   AM(SM) Real Estate              0.00%          0.00%          0.00%         1.00%
 SA Franklin Small
   Company Value                   0.00%          2.00%          2.00%         1.00%
 SA Goldman Sachs
   Global Bond                     4.00%          4.00%          2.00%         2.00%
 SA Janus Focused
   Growth*                         0.00%          1.00%          1.00%         2.00%
 SA JPMorgan
   Emerging Markets                0.00%          1.00%          2.00%         2.00%
 SA JPMorgan
   Equity-Income                   6.00%          7.00%          8.00%         8.00%
 SA JPMorgan MFS
   Core Bond                      17.00%         13.00%         10.00%         5.00%
 SA Legg Mason BW
   Large Cap Value                 4.00%          4.00%          4.00%         5.00%
 SA MFS Blue Chip
   Growth                          2.00%          3.00%          4.00%         4.00%
 SA MFS Massachusetts
   Investors Trust                 6.00%          6.00%          7.00%         8.00%
 SA Morgan Stanley
   International
   Equities                        3.00%          3.00%          4.00%         5.00%
 SA Oppenheimer Main
   Street Large Cap                3.00%          4.00%          4.00%         6.00%
 SA PineBridge
   High-Yield Bond                 4.00%          3.00%          2.00%         0.00%
 SA Templeton Foreign
   Value                           3.00%          3.00%          3.00%         4.00%
 SA Wellington Capital
   Appreciation                    3.00%          3.00%          4.00%         5.00%
 SA Wellington
   Government and
   Quality Bond                    8.00%          8.00%          7.00%         2.00%
 SA Wellington Real
   Return                          5.00%          3.00%          2.00%         0.00%
                     TOTAL          100%           100%           100%          100%


                                      E-1



         Please forward a copy (without charge) of the PolarisII Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                           VARIABLE SEPARATE ACCOUNT

                          POLARIS II VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2018, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  MAY 1, 2018

                               TABLE OF CONTENTS



                                                                Page
                                                               -----
Separate Account and the Company..............................    3
American Home Assurance Company...............................    4
General Account...............................................    4
Performance Data..............................................    4
Annuity Income Payments.......................................    5
Annuity Unit Values...........................................    6
Taxes.........................................................    8
Broker-Dealer Firms Receiving Revenue Sharing Payments........   15
Distribution of Contracts.....................................   15
Financial Statements..........................................   17

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris II contracts were issued by SunAmerica Annuity in all states except New York.

Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                        AMERICAN HOME ASSURANCE COMPANY

All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("American International Group").


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase

Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2018 is the lesser of 100% of includible compensation or $18,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2018 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2018 may not exceed the lesser of $55,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2018 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2018. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2018 of less than $101,000, your contribution may be fully deductible; if your income is between $101,000 and $121,000, your contribution may be partially deductible and if your income is $121,000 or more, your contribution may not be deductible. If you are single and your income in 2018 is less than $63,000, your contribution may be fully deductible; if your income is between $63,000 and $73,000, your contribution may be partially deductible and if your income is $73,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2018 is between $189,000 and $199,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2018 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2018. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2018 is less than: $189,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $120,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2017, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.


  Ameriprise Financial Services, Inc.       LPL Financial Corporation
  BancWest Investment Services, Inc.        M&T Securities, Inc.
  BBVA Compass Investment Solutions, Inc.   MML Investors Services, LLC
  BOSC, Inc.                                Morgan Stanley & Co., Incorporated
  Cetera Advisor Network LLC                NEXT Financial Group, Inc.
  Cetera Advisors LLC                       PNC Investments
  Cetera Financial Specialists LLC          Primerica Financial Services
  Cetera Investment Services LLC            Raymond James & Associates
  cfd Investment, Inc                       Raymond James Financial
  Citigroup Global Markets Inc.             RBC Capital Markets Corporation
  Citizens Securities, Inc.                 Royal Alliance Associates, Inc.
  CUSO Financial Services, L.P.             SagePoint Financial, Inc.
  Edward D. Jones & Co., L.P.               Santander Securities LLC
  First Allied Securities                   Securities Services Network
  FSC Securities Corp.                      Securities America, Inc.
  Girard Securities                         Signator Investors/John Hancock Financial Network
  Infinex Investments, Inc.                 Summit Brokerage Services
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  Janney Montgomery Scott LLC.              UnionBanc Investment Services
  Kestra Investment Services                United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Woodbury Financial Services, Inc.

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the

Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.


                                      -16-

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Separate Account, American General Life Insurance Company ("AGL"), and American Home Assurance Company.

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

      - The Audited Financial Statements of Variable Separate Account of American General Life Insurance Company as of December 31, 2017 and for each of the two years in the period ended December 31, 2017.

      - The Audited Consolidated Financial Statements of American General Life Insurance Company as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.

      - The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.

The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts. You should only consider the statutory financial statements of American Home Assurance Company ("American Home") that we include in the Statement of Additional Information as a bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006, at 4:00 p.m. Eastern Time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.

American General
Life Companies

                                                      Variable Separate Account
                                        American General Life Insurance Company

                                                                           2017
                                                                  Annual Report
                                                              December 31, 2017

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts indicated in Note 1 (constituting Variable Separate Account sponsored by American General Life Insurance Company, hereafter collectively referred to as the "sub-accounts") as of December 31, 2017, and the related statements of operations and changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in Variable Separate Account as of December 31, 2017, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company's management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to each of the sub-accounts in Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the mutual fund companies and transfer agents. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 26, 2018

We have served as the auditor of one or more of the sub-accounts in the AIG Life and Retirement Separate Account Group since at least 1994. We have not determined the specific year we began serving as auditor.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

                                                          Due from
                                                            (to)                                           Net Assets
                                                          Company's               Contract    Contract   Attributable to
                                                           General                Owners -    Owners -      Contract
                                           Investments at Account,                Annuity   Accumulation      Owner
Sub-accounts                                 Fair Value      Net     Net Assets   Reserves    Reserves      Reserves
------------                               -------------- --------- ------------ ---------- ------------ ---------------
American Funds Asset Allocation Fund
  Class 2                                   $ 63,609,571     $--    $ 63,609,571 $  336,274 $ 63,273,297  $ 63,609,571
American Funds Asset Allocation Fund
  Class 3                                     37,677,673      --      37,677,673    806,890   36,870,783    37,677,673
American Funds Global Growth Fund
  Class 2                                    184,043,666      --     184,043,666    400,435  183,643,231   184,043,666
American Funds Growth Fund Class 2           269,431,096      --     269,431,096    879,943  268,551,153   269,431,096
American Funds Growth Fund Class 3           211,655,455      --     211,655,455  6,696,385  204,959,070   211,655,455
American Funds Growth-Income Fund
  Class 2                                    260,278,687      --     260,278,687    972,184  259,306,503   260,278,687
American Funds Growth-Income Fund
  Class 3                                    167,450,242      --     167,450,242  6,750,859  160,699,383   167,450,242
American Funds High-Income Bond Fund
  Class 3                                     12,097,375      --      12,097,375    423,242   11,674,133    12,097,375
American Funds Insurance Series Capital
  Income Builder Class 4                       1,611,137      --       1,611,137         --    1,611,137     1,611,137
American Funds International Fund Class 3     31,261,822      --      31,261,822    748,741   30,513,081    31,261,822
American Funds U.S. Government AAA-
  Rated Securities Fund Class 3               10,222,233      --      10,222,233    201,782   10,020,451    10,222,233
American Funds Ultra-Short Bond Fund
  Class 3                                      4,180,825      --       4,180,825    189,352    3,991,473     4,180,825
AST SA BlackRock Multi-Asset Income
  Portfolio Class 1                                6,091      --           6,091         --        6,091         6,091
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                           16,582,698      --      16,582,698         --   16,582,698    16,582,698
AST SA Edge Asset Allocation Portfolio
  Class 1                                     89,143,380      --      89,143,380  1,799,489   87,343,891    89,143,380
AST SA Edge Asset Allocation Portfolio
  Class 2                                      5,333,892      --       5,333,892     21,219    5,312,673     5,333,892
AST SA Edge Asset Allocation Portfolio
  Class 3                                     43,796,259      --      43,796,259     73,488   43,722,771    43,796,259
AST SA Wellington Capital Appreciation
  Portfolio Class 1                          289,531,323      --     289,531,323  2,184,381  287,346,942   289,531,323
AST SA Wellington Capital Appreciation
  Portfolio Class 2                           43,466,909      --      43,466,909    140,540   43,326,369    43,466,909
AST SA Wellington Capital Appreciation
  Portfolio Class 3                          432,692,185      --     432,692,185  1,214,243  431,477,942   432,692,185
AST SA Wellington Government and
  Quality Bond Portfolio Class 1              57,076,950      --      57,076,950    832,339   56,244,611    57,076,950
AST SA Wellington Government and
  Quality Bond Portfolio Class 2              22,378,418      --      22,378,418    217,083   22,161,335    22,378,418
AST SA Wellington Government and
  Quality Bond Portfolio Class 3             509,688,431      --     509,688,431    439,171  509,249,260   509,688,431
AST SA Wellington Growth Portfolio
  Class 1                                     65,049,649      --      65,049,649    482,620   64,567,029    65,049,649
AST SA Wellington Growth Portfolio
  Class 2                                     16,502,563      --      16,502,563     41,083   16,461,480    16,502,563
AST SA Wellington Growth Portfolio
  Class 3                                     85,644,992      --      85,644,992    662,588   84,982,404    85,644,992
AST SA Wellington Multi-Asset Income
  Portfolio Class 3                           12,218,739      --      12,218,739         --   12,218,739    12,218,739
AST SA Wellington Natural Resources
  Portfolio Class 1                           22,674,292      --      22,674,292     73,295   22,600,997    22,674,292
AST SA Wellington Natural Resources
  Portfolio Class 2                            5,109,420      --       5,109,420      3,797    5,105,623     5,109,420
AST SA Wellington Natural Resources
  Portfolio Class 3                           66,140,638      --      66,140,638    235,300   65,905,338    66,140,638
BlackRock Global Allocation V.I. Fund
  Class III                                    2,544,314      --       2,544,314         --    2,544,314     2,544,314
BlackRock iShares Alternative Strategies
  V.I. Fund Class III                          1,187,714      --       1,187,714         --    1,187,714     1,187,714
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                            704,813      --         704,813         --      704,813       704,813
BlackRock iShares Dynamic Fixed Income
  V.I. Fund Class III                            353,270      --         353,270         --      353,270       353,270
BlackRock iShares Equity Appreciation
  V.I. Fund Class III                            176,957      --         176,957         --      176,957       176,957
Columbia VP Asset Allocation Fund Class
  1                                              831,361      --         831,361         --      831,361       831,361
Columbia VP Dividend Opportunity Fund
  Class 1                                      1,915,068      --       1,915,068         --    1,915,068     1,915,068
Columbia VP Emerging Markets Bond
  Fund Class 2                                     5,346      --           5,346         --        5,346         5,346
Columbia VP Income Opportunities Fund
  Class 1                                     11,742,899      --      11,742,899      8,684   11,734,215    11,742,899
Columbia VP Large Cap Growth Fund
  Class 1                                     24,420,259      --      24,420,259     76,335   24,343,924    24,420,259
Columbia VP Limited Duration Credit
  Fund Class 2                                   135,631      --         135,631         --      135,631       135,631
Columbia VP Loomis Sayles Growth Fund
  Class 1                                      1,897,331      --       1,897,331         --    1,897,331     1,897,331
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                       390,642      --         390,642         --      390,642       390,642
Columbia VP Select International Equity
  Class 2                                      1,405,945      --       1,405,945         --    1,405,945     1,405,945
Columbia VP Small Company Growth
  Fund Class 1                                   761,082      --         761,082         --      761,082       761,082
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                 48,136,825      --      48,136,825     16,983   48,119,842    48,136,825
FTVIP Franklin Income VIP Fund Class 2       146,560,863      --     146,560,863     92,312  146,468,551   146,560,863
FTVIP Franklin Strategic Income VIP
  Fund Class 2                                 1,171,835      --       1,171,835         --    1,171,835     1,171,835
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class                   52,958      --          52,958         --       52,958        52,958
Goldman Sachs VIT Government Money
  Market Fund Institutional Shares                19,973      --          19,973         --       19,973        19,973
Goldman Sachs VIT Government Money
  Market Fund Service Class                   50,845,358      --      50,845,358    266,016   50,579,342    50,845,358
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class           882,319      --         882,319         --      882,319       882,319
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                              92,641      --          92,641         --       92,641        92,641
Invesco V.I. American Franchise Fund
  Series II                                   21,434,759      --      21,434,759    198,698   21,236,061    21,434,759
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                                 673,985      --         673,985         --      673,985       673,985
Invesco V.I. Comstock Fund Series II         326,546,085      --     326,546,085    537,975  326,008,110   326,546,085
Invesco V.I. Growth and Income Fund
  Series II                                  457,564,123      --     457,564,123    509,287  457,054,836   457,564,123
Ivy Funds VIP Asset Strategy Class A             364,798      --         364,798         --      364,798       364,798
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                           1,159,872      --       1,159,872         --    1,159,872     1,159,872
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                             286,796      --         286,796         --      286,796       286,796
Lord Abbett Fund Growth and Income
  Portfolio Class VC                         199,036,637      --     199,036,637    545,159  198,491,478   199,036,637
Lord Abbett Fund Mid Cap Stock Portfolio
  Class VC                                    17,441,023      --      17,441,023     55,334   17,385,689    17,441,023
Lord Abbett Fund Short Duration Portfolio
  Class VC                                     1,215,588      --       1,215,588         --    1,215,588     1,215,588
Morgan Stanley VIF Global Infrastructure
  Portfolio II Class II Shares                 1,081,536      --       1,081,536         --    1,081,536     1,081,536
Neuberger Berman AMT Absolute Return
  Multi-Manager Fund Portfolio S Class           872,098      --         872,098         --      872,098       872,098
PIMCO VIT All Asset Portfolio Advisor
  Class                                           36,196      --          36,196         --       36,196        36,196
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                        190,856      --         190,856         --      190,856       190,856
PIMCO VIT Unconstrained Bond Portfolio
  Advisor Class                                  892,864      --         892,864         --      892,864       892,864
PVC Diversified International Account
  Class 1                                        876,588      --         876,588     33,876      842,712       876,588

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017


                                                 Due from (to)                 Contract                      Net Assets
                                                   Company's                   Owners -  Contract Owners - Attributable to
                                  Investments at    General                    Annuity     Accumulation    Contract Owner
Sub-accounts                        Fair Value   Account, Net    Net Assets    Reserves      Reserves         Reserves
------------                      -------------- ------------- -------------- ---------- ----------------- ---------------
PVC Diversified International
  Account Class 2                 $      323,635      $--      $      323,635 $       --  $      323,635   $      323,635
PVC Equity Income Account
  Class 1                             14,019,976       --          14,019,976     72,993      13,946,983       14,019,976
PVC Equity Income Account
  Class 2                              8,521,794       --           8,521,794         --       8,521,794        8,521,794
PVC Government & High
  Quality Bond Account Class 1         2,153,085       --           2,153,085     15,712       2,137,373        2,153,085
PVC Government & High
  Quality Bond Account Class 2           811,965       --             811,965         --         811,965          811,965
PVC Income Account Class 1             3,884,877       --           3,884,877      2,081       3,882,796        3,884,877
PVC Income Account Class 2             1,828,733       --           1,828,733    115,011       1,713,722        1,828,733
PVC LargeCap Growth Account
  Class 1                                649,905       --             649,905         --         649,905          649,905
PVC LargeCap Growth Account
  Class 2                                502,580       --             502,580         --         502,580          502,580
PVC Mid Cap Blend Acct Class 1         2,006,847       --           2,006,847      6,458       2,000,389        2,006,847
PVC Mid Cap Blend Acct Class 2           777,389       --             777,389         --         777,389          777,389
PVC Principal Capital
  Appreciation Account Class 1        10,649,159       --          10,649,159     69,630      10,579,529       10,649,159
PVC Principal Capital
  Appreciation Account Class 2         2,181,936       --           2,181,936         --       2,181,936        2,181,936
PVC Real Estate Securities
  Account Class 1                        400,477       --             400,477         --         400,477          400,477
PVC Real Estate Securities
  Account Class 2                        281,058       --             281,058         --         281,058          281,058
PVC SAM Balanced Portfolio
  Class 1                             32,413,454       --          32,413,454      2,666      32,410,788       32,413,454
PVC SAM Balanced Portfolio
  Class 2                             28,573,506       --          28,573,506     64,293      28,509,213       28,573,506
PVC SAM Conservative
  Balanced Portfolio Class 1           3,135,209       --           3,135,209    115,287       3,019,922        3,135,209
PVC SAM Conservative
  Balanced Portfolio Class 2           3,476,585       --           3,476,585    217,283       3,259,302        3,476,585
PVC SAM Conservative Growth
  Portfolio Class 1                   17,121,727       --          17,121,727     26,251      17,095,476       17,121,727
PVC SAM Conservative Growth
  Portfolio Class 2                   16,899,421       --          16,899,421         --      16,899,421       16,899,421
PVC SAM Flexible Income
  Portfolio Class 1                    5,757,746       --           5,757,746     22,777       5,734,969        5,757,746
PVC SAM Flexible Income
  Portfolio Class 2                    5,957,226       --           5,957,226    101,053       5,856,173        5,957,226
PVC SAM Strategic Growth
  Portfolio Class 1                    3,831,504       --           3,831,504     23,315       3,808,189        3,831,504
PVC SAM Strategic Growth
  Portfolio Class 2                    7,050,266       --           7,050,266         --       7,050,266        7,050,266
PVC Short-Term Income
  Account Class 1                      1,601,410       --           1,601,410      3,516       1,597,894        1,601,410
PVC Short-Term Income
  Account Class 2                        776,345       --             776,345     28,226         748,119          776,345
PVC Small Cap Blend Account
  Class 1                                746,306       --             746,306      1,300         745,006          746,306
PVC Small Cap Blend Account
  Class 2                                407,370       --             407,370         --         407,370          407,370
SST SA Allocation Balanced
  Portfolio Class 3                  133,341,324       --         133,341,324         --     133,341,324      133,341,324
SST SA Allocation Growth
  Portfolio Class 3                   57,261,512       --          57,261,512         --      57,261,512       57,261,512
SST SA Allocation Moderate
  Growth Portfolio Class 3           213,552,544       --         213,552,544         --     213,552,544      213,552,544
SST SA Allocation Moderate
  Portfolio Class 3                  188,107,096       --         188,107,096    214,898     187,892,198      188,107,096
SST Asset Allocation Diversified
  Growth Portfolio Class 3            24,488,106       --          24,488,106         --      24,488,106       24,488,106
SST SA Mult-Managed
  Diversified Fixed Income
  Portfolio Class 3                      254,806       --             254,806         --         254,806          254,806
SST SA Mult-Managed
  International Equity Portfolio
  Class 3                                378,935       --             378,935         --         378,935          378,935
SST SA Mult-Managed Large
  Cap Growth Portfolio Class 3           147,016       --             147,016         --         147,016          147,016
SST SA Mult-Managed Large
  Cap Value Portfolio Class 3            158,154       --             158,154         --         158,154          158,154
SST SA Mult-Managed Mid Cap
  Growth Portfolio Class 3               385,834       --             385,834         --         385,834          385,834
SST SA Wellington Real Return
  Portfolio Class 3                  304,273,375       --         304,273,375     81,248     304,192,127      304,273,375
SST SA Columbia Focused
  Growth Portfolio Class 3               179,884       --             179,884         --         179,884          179,884
SST SA Columbia Focused Value
  Portfolio Class 3                       83,448       --              83,448         --          83,448           83,448
SST SA Multi-Managed Mid Cap
  Value Portfolio Class 3                331,327       --             331,327         --         331,327          331,327
SST SA Multi-Managed Small
  Cap Portfolio Class 3                  172,473       --             172,473         --         172,473          172,473
SST SA T. Rowe Price Growth
  Stock Portfolio Class 3                275,162       --             275,162         --         275,162          275,162
SAST Invesco VCP Value
  Portfolio Class 3                1,265,407,256       --       1,265,407,256     75,753   1,265,331,503    1,265,407,256
SAST SA AB Growth Portfolio
  Class 1                            178,356,404       --         178,356,404  1,562,466     176,793,938      178,356,404
SAST SA AB Growth Portfolio
  Class 2                             19,887,731       --          19,887,731     37,848      19,849,883       19,887,731
SAST SA AB Growth Portfolio
  Class 3                            107,720,106       --         107,720,106    365,155     107,354,951      107,720,106
SAST SA AB Small & Mid Cap
  Value Portfolio Class 2             14,272,200       --          14,272,200     23,359      14,248,841       14,272,200
SAST SA AB Small & Mid Cap
  Value Portfolio Class 3            417,732,726       --         417,732,726    453,982     417,278,744      417,732,726
SST SA Allocation Moderate
  Class 1                                 19,973       --              19,973         --          19,973           19,973
SST SA Allocation Moderate
  Growth Class 1                          35,910       --              35,910         --          35,910           35,910
SAST SA American Funds Asset
  Allocation Portfolio Class 1            82,743       --              82,743         --          82,743           82,743
SAST SA American Funds Asset
  Allocation Portfolio Class 3       509,770,442       --         509,770,442    201,862     509,568,580      509,770,442
SAST SA American Funds
  Global Growth Portfolio
  Class 3                            408,793,177       --         408,793,177    296,021     408,497,156      408,793,177
SAST SA American Funds
  Growth Portfolio Class 3           328,360,182       --         328,360,182    300,362     328,059,820      328,360,182
SAST SA American Funds
  Growth-Income Portfolio
  Class 3                            257,275,092       --         257,275,092    379,194     256,895,898      257,275,092
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 1                        6,092       --               6,092         --           6,092            6,092
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 3                1,465,252,211       --       1,465,252,211     74,030   1,465,178,181    1,465,252,211
SAST SA BlackRock VCP
  Global Multi Asset Portfolio
  Class 3                            637,444,039       --         637,444,039         --     637,444,039      637,444,039
SAST SA Boston Company
  Capital Growth Portfolio
  Class 1                              4,643,287       --           4,643,287     10,601       4,632,686        4,643,287
SAST SA Boston Company
  Capital Growth Portfolio
  Class 2                              1,409,011       --           1,409,011         --       1,409,011        1,409,011
SAST SA Boston Company
  Capital Growth Portfolio
  Class 3                             44,215,953       --          44,215,953     96,538      44,119,415       44,215,953
SAST SA Columbia Technology
  Portfolio Class 1                   12,769,743       --          12,769,743     15,672      12,754,071       12,769,743
SAST SA Columbia Technology
  Portfolio Class 2                    4,319,847       --           4,319,847        200       4,319,647        4,319,847
SAST SA Columbia Technology
  Portfolio Class 3                   45,653,006       --          45,653,006    280,527      45,372,479       45,653,006
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                   26,448,880       --          26,448,880    207,325      26,241,555       26,448,880

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017


                                                   Due from (to)               Contract                      Net Assets
                                                     Company's                 Owners -  Contract Owners - Attributable to
                                    Investments at    General                  Annuity     Accumulation    Contract Owner
Sub-accounts                          Fair Value   Account, Net   Net Assets   Reserves      Reserves         Reserves
------------                        -------------- ------------- ------------ ---------- ----------------- ---------------
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                  $  6,436,847       $--      $  6,436,847 $   17,399   $  6,419,448     $  6,436,847
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                   145,166,212        --       145,166,212  2,336,893    142,829,319      145,166,212
SAST SA Dogs of Wall Street
  Portfolio Class 1                    27,695,274        --        27,695,274    346,316     27,348,958       27,695,274
SAST SA Dogs of Wall Street
  Portfolio Class 2                     6,220,861        --         6,220,861     39,200      6,181,661        6,220,861
SAST SA Dogs of Wall Street
  Portfolio Class 3                   118,646,939        --       118,646,939     20,778    118,626,161      118,646,939
SAST SA Federated Corporate
  Bond Portfolio Class 1               53,276,131        --        53,276,131    633,236     52,642,895       53,276,131
SAST SA Federated Corporate
  Bond Portfolio Class 2               15,464,857        --        15,464,857    484,169     14,980,688       15,464,857
SAST SA Federated Corporate
  Bond Portfolio Class 3              644,587,323        --       644,587,323    644,393    643,942,930      644,587,323
SAST SA Fixed Income Index
  Portfolio Class 3                     1,006,326        --         1,006,326         --      1,006,326        1,006,326
SAST SA Fixed Income
  Intermediate Index Portfolio
  Class 3                                 807,053        --           807,053         --        807,053          807,053
SAST SA Franklin Foreign
  Value Portfolio Class 2              13,450,684        --        13,450,684     65,536     13,385,148       13,450,684
SAST SA Franklin Foreign
  Value Portfolio Class 3             405,761,879        --       405,761,879    259,610    405,502,269      405,761,879
SAST SA Franklin Small
  Company Value Portfolio
  Class 3                             172,345,919        --       172,345,919     74,100    172,271,819      172,345,919
SAST SA Goldman Sachs Global
  Bond Portfolio Class 1               20,275,282        --        20,275,282    179,280     20,096,002       20,275,282
SAST SA Goldman Sachs Global
  Bond Portfolio Class 2                4,181,119        --         4,181,119      7,117      4,174,002        4,181,119
SAST SA Goldman Sachs Global
  Bond Portfolio Class 3              232,541,688        --       232,541,688     78,359    232,463,329      232,541,688
SAST SA Goldman Sachs Multi-
  Asset Insights Portfolio
  Class 3                                 684,988        --           684,988         --        684,988          684,988
SAST SA Index Allocation 60-40
  Portfolio Class 1                        36,553        --            36,553         --         36,553           36,553
SAST SA Index Allocation 60-40
  Portfolio Class 3                    24,151,784        --        24,151,784         --     24,151,784       24,151,784
SAST SA Index Allocation 80-20
  Portfolio Class 3                    60,146,364        --        60,146,364         --     60,146,364       60,146,364
SAST SA Index Allocation 90-10
  Portfolio Class 1                       139,833        --           139,833         --        139,833          139,833
SAST SA Index Allocation 90-10
  Portfolio Class 3                   169,041,332        --       169,041,332         --    169,041,332      169,041,332
SAST SA International Index
  Portfolio Class 3                       136,435        --           136,435         --        136,435          136,435
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       7,644,244        --         7,644,244     20,113      7,624,131        7,644,244
SAST SA Invesco Growth
  Opportunities Portfolio Class 2       2,613,375        --         2,613,375     12,679      2,600,696        2,613,375
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     138,642,573        --       138,642,573     80,012    138,562,561      138,642,573
SAST SA Janus Focused Growth
  Portfolio Class 1                    11,733,946        --        11,733,946    112,483     11,621,463       11,733,946
SAST SA Janus Focused Growth
  Portfolio Class 2                     9,363,245        --         9,363,245     41,127      9,322,118        9,363,245
SAST SA Janus Focused Growth
  Portfolio Class 3                    99,116,815        --        99,116,815     20,777     99,096,038       99,116,815
SAST SA JPMorgan Balanced
  Portfolio Class 1                    42,911,852        --        42,911,852    681,756     42,230,096       42,911,852
SAST SA JPMorgan Balanced
  Portfolio Class 2                     7,830,579        --         7,830,579      7,915      7,822,664        7,830,579
SAST SA JPMorgan Balanced
  Portfolio Class 3                   119,496,366        --       119,496,366    126,567    119,369,799      119,496,366
SAST SA JPMorgan Emerging
  Markets Portfolio Class 1            24,911,399        --        24,911,399     83,658     24,827,741       24,911,399
SAST SA JPMorgan Emerging
  Markets Portfolio Class 2             4,158,759        --         4,158,759     14,645      4,144,114        4,158,759
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3           126,652,852        --       126,652,852    195,376    126,457,476      126,652,852
SAST SA JPMorgan Equity-
  Income Portfolio Class 1            123,687,488        --       123,687,488  1,876,534    121,810,954      123,687,488
SAST SA JPMorgan Equity-
  Income Portfolio Class 2              8,988,827        --         8,988,827     30,844      8,957,983        8,988,827
SAST SA JPMorgan Equity-
  Income Portfolio Class 3            140,944,540        --       140,944,540    294,843    140,649,697      140,944,540
SAST SA JPMorgan Global
  Equities Portfolio Class 1           41,995,898        --        41,995,898    245,870     41,750,028       41,995,898
SAST SA JPMorgan Global
  Equities Portfolio Class 2            3,790,728        --         3,790,728     15,452      3,775,276        3,790,728
SAST SA JPMorgan Global
  Equities Portfolio Class 3           30,823,302        --        30,823,302     32,838     30,790,464       30,823,302
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 1               37,655,182        --        37,655,182    345,191     37,309,991       37,655,182
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 2                6,341,421        --         6,341,421         --      6,341,421        6,341,421
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 3              703,755,258        --       703,755,258    237,151    703,518,107      703,755,258
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 1             33,512,190        --        33,512,190    502,562     33,009,628       33,512,190
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 2             12,833,247        --        12,833,247     17,267     12,815,980       12,833,247
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3            112,694,882        --       112,694,882     41,557    112,653,325      112,694,882
SAST SA Large Cap Index
  Portfolio Class 3                     5,798,341        --         5,798,341         --      5,798,341        5,798,341
SAST SA Legg Mason BW
  Large Cap Value Portfolio
  Class 1                             345,232,161        --       345,232,161  2,561,193    342,670,968      345,232,161
SAST SA Legg Mason BW
  Large Cap Value Portfolio
  Class 2                              43,046,918        --        43,046,918    116,332     42,930,586       43,046,918
SAST SA Legg Mason BW
  Large Cap Value Portfolio
  Class 3                             413,453,388        --       413,453,388    566,461    412,886,927      413,453,388
SAST SA Legg Mason Tactical
  Opportunities Portfolio Class 1          23,851        --            23,851         --         23,851           23,851
SAST SA Legg Mason Tactical
  Opportunities Portfolio Class 3       2,912,461        --         2,912,461         --      2,912,461        2,912,461
SAST SA MFS Blue Chip
  Growth Portfolio Class 1              8,154,326        --         8,154,326     40,577      8,113,749        8,154,326
SAST SA MFS Blue Chip
  Growth Portfolio Class 2              2,793,112        --         2,793,112         --      2,793,112        2,793,112
SAST SA MFS Blue Chip
  Growth Portfolio Class 3             99,386,742        --        99,386,742    151,010     99,235,732       99,386,742
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 1                              49,594,539        --        49,594,539    607,578     48,986,961       49,594,539
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 2                               8,355,736        --         8,355,736     13,117      8,342,619        8,355,736
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 3                             261,223,335        --       261,223,335    129,506    261,093,829      261,223,335
SAST SA MFS Telecom Utility
  Portfolio Class 1                    11,206,865        --        11,206,865     92,133     11,114,732       11,206,865
SAST SA MFS Telecom Utility
  Portfolio Class 2                     1,227,250        --         1,227,250     11,834      1,215,416        1,227,250
SAST SA MFS Telecom Utility
  Portfolio Class 3                    22,400,428        --        22,400,428     49,695     22,350,733       22,400,428
SAST SA MFS Total Return
  Bond Portfolio Class 1              107,789,576        --       107,789,576    867,652    106,921,924      107,789,576
SAST SA MFS Total Return
  Bond Portfolio Class 2               28,831,401        --        28,831,401    105,072     28,726,329       28,831,401
SAST SA MFS Total Return
  Bond Portfolio Class 3              177,549,051        --       177,549,051    363,421    177,185,630      177,549,051
SAST SA Mid Cap Index
  Portfolio Class 3                       176,136        --           176,136         --        176,136          176,136
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              30,148,322        --        30,148,322    323,684     29,824,638       30,148,322
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                              10,105,910        --        10,105,910     35,092     10,070,818       10,105,910

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017


                                                   Due from (to)                 Contract                      Net Assets
                                                     Company's                   Owners -  Contract Owners - Attributable to
                                    Investments at    General                    Annuity     Accumulation    Contract Owner
Sub-accounts                          Fair Value   Account, Net    Net Assets    Reserves      Reserves         Reserves
------------                        -------------- ------------- -------------- ---------- ----------------- ---------------
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                           $  123,218,042      $--      $  123,218,042 $  156,483  $  123,061,559   $  123,218,042
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 1                               26,027,800       --          26,027,800    432,753      25,595,047       26,027,800
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 2                                3,671,426       --           3,671,426      6,142       3,665,284        3,671,426
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 3                               59,024,297       --          59,024,297     50,910      58,973,387       59,024,297
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3         1,173,983,269       --       1,173,983,269     75,352   1,173,907,917    1,173,983,269
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1                38,016,279       --          38,016,279    480,366      37,535,913       38,016,279
SAST SA PineBridge High-Yield
  Bond Portfolio Class 2                 7,827,063       --           7,827,063     31,045       7,796,018        7,827,063
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3               116,360,217       --         116,360,217    288,062     116,072,155      116,360,217
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               29,412,803       --          29,412,803    228,531      29,184,272       29,412,803
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                                5,160,572       --           5,160,572     16,927       5,143,645        5,160,572
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                              115,766,412       --         115,766,412    200,787     115,565,625      115,766,412
SAST SA Pyramis Real Estate
  Portfolio Class 1                     23,652,055       --          23,652,055    123,316      23,528,739       23,652,055
SAST SA Pyramis Real Estate
  Portfolio Class 2                      5,498,633       --           5,498,633     19,083       5,479,550        5,498,633
SAST SA Pyramis Real Estate
  Portfolio Class 3                    182,914,559       --         182,914,559    208,603     182,705,956      182,914,559
SAST SA Schroders VCP Global
  Allocation Portfolio Class 1             165,195       --             165,195         --         165,195          165,195
SAST SA Schroder's VCP
  Global Allocation Portfolio
  Class 3                              532,884,307       --         532,884,307         --     532,884,307      532,884,307
SAST SA Small Cap Index
  Portfolio Class 3                        125,918       --             125,918         --         125,918          125,918
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                                5,363,729       --           5,363,729         --       5,363,729        5,363,729
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3           939,117,877       --         939,117,877      6,301     939,111,576      939,117,877
SAST SA VCP Dynamic
  Allocation Portfolio Class 1              33,454       --              33,454         --          33,454           33,454
SAST SA VCP Dynamic
  Allocation Portfolio Class 3       9,416,742,282       --       9,416,742,282  1,593,328   9,415,148,954    9,416,742,282
SAST SA VCP Dynamic Strategy
  Portfolio Class 1                         33,455       --              33,455         --          33,455           33,455
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                  6,014,279,127       --       6,014,279,127  1,176,182   6,013,102,945    6,014,279,127
SAST SA VCP Index Allocation
  Portfolio Class 3                      9,859,521       --           9,859,521         --       9,859,521        9,859,521
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1              24,394,787       --          24,394,787    375,064      24,019,723       24,394,787
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2               2,993,503       --           2,993,503        158       2,993,345        2,993,503
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3              25,328,561       --          25,328,561     10,571      25,317,990       25,328,561
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              40,191,723       --          40,191,723    437,774      39,753,949       40,191,723
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2               2,394,692       --           2,394,692        200       2,394,492        2,394,692
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              59,517,003       --          59,517,003     85,751      59,431,252       59,517,003
VALIC Company I Global Social
  Awareness Fund                           979,815       --             979,815         --         979,815          979,815
VALIC Company I International
  Equities Index Fund                    4,727,345       --           4,727,345         --       4,727,345        4,727,345
VALIC Company I Mid Cap
  Index Fund                             3,780,228       --           3,780,228         --       3,780,228        3,780,228
VALIC Company I Nasdaq-100
  Index Fund                             2,472,309       --           2,472,309         --       2,472,309        2,472,309
VALIC Company I Small Cap
  Index Fund                             3,155,328       --           3,155,328         --       3,155,328        3,155,328
VALIC Company I Stock Index
  Fund                                  11,281,677       --          11,281,677         --      11,281,677       11,281,677

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                            Net Asset
                                                                            Value per Shares at Fair Cost of Shares
Sub-accounts                                                       Shares     Share       Value           Held      Level*
------------                                                     ---------- --------- -------------- -------------- ------
American Funds Asset Allocation Fund Class 2                      2,707,943  $23.49    $ 63,609,571   $ 50,852,585    1
American Funds Asset Allocation Fund Class 3                      1,587,765   23.73      37,677,673     30,172,984    1
American Funds Global Growth Fund Class 2                         6,086,100   30.24     184,043,666    147,145,994    1
American Funds Growth Fund Class 2                                3,483,272   77.35     269,431,096    221,261,447    1
American Funds Growth Fund Class 3                                2,702,445   78.32     211,655,455    174,136,399    1
American Funds Growth-Income Fund Class 2                         5,235,942   49.71     260,278,687    219,061,698    1
American Funds Growth-Income Fund Class 3                         3,329,693   50.29     167,450,242    141,877,908    1
American Funds High-Income Bond Fund Class 3                      1,182,539   10.23      12,097,375     12,427,702    1
American Funds Insurance Series Capital Income Builder Class 4      155,215   10.38       1,611,137      1,516,709    1
American Funds International Fund Class 3                         1,437,325   21.75      31,261,822     27,042,123    1
American Funds U.S. Government AAA-Rated Securities Fund
  Class 3                                                           844,115   12.11      10,222,233     10,539,252    1
American Funds Ultra-Short Bond Fund Class 3                        375,973   11.12       4,180,825      4,176,727    1
AST SA BlackRock Multi-Asset Income Portfolio Class 1                   935    6.51           6,091          6,063    1
AST SA BlackRock Multi-Asset Income Portfolio Class 3             2,571,675    6.45      16,582,698     16,526,978    1
AST SA Edge Asset Allocation Portfolio Class 1                    6,246,836   14.27      89,143,380     85,618,403    1
AST SA Edge Asset Allocation Portfolio Class 2                      374,269   14.25       5,333,892      5,124,394    1
AST SA Edge Asset Allocation Portfolio Class 3                    3,094,746   14.15      43,796,259     44,442,233    1
AST SA Wellington Capital Appreciation Portfolio Class 1          6,191,902   46.76     289,531,323    254,957,764    1
AST SA Wellington Capital Appreciation Portfolio Class 2            969,240   44.85      43,466,909     38,839,579    1
AST SA Wellington Capital Appreciation Portfolio Class 3          9,920,113   43.62     432,692,185    404,880,650    1
AST SA Wellington Government and Quality Bond Portfolio Class 1   3,795,841   15.04      57,076,950     57,404,683    1
AST SA Wellington Government and Quality Bond Portfolio Class 2   1,484,708   15.07      22,378,418     22,434,466    1
AST SA Wellington Government and Quality Bond Portfolio Class 3  33,988,925   15.00     509,688,431    513,447,584    1
AST SA Wellington Growth Portfolio Class 1                        2,090,887   31.11      65,049,649     44,195,751    1
AST SA Wellington Growth Portfolio Class 2                          529,779   31.15      16,502,563     12,146,666    1
AST SA Wellington Growth Portfolio Class 3                        2,756,287   31.07      85,644,992     63,324,778    1
AST SA Wellington Multi-Asset Income Portfolio Class 3            1,504,841    8.12      12,218,739     11,709,165    1
AST SA Wellington Natural Resources Portfolio Class 1             1,103,833   20.54      22,674,292     27,630,905    1
AST SA Wellington Natural Resources Portfolio Class 2               249,167   20.51       5,109,420      5,347,843    1
AST SA Wellington Natural Resources Portfolio Class 3             3,242,572   20.40      66,140,638     57,050,359    1
BlackRock Global Allocation V.I. Fund Class III                     171,450   14.84       2,544,314      2,379,954    1
BlackRock iShares Alternative Strategies V.I. Fund Class III        107,001   11.10       1,187,714      1,113,816    1
BlackRock iShares Dynamic Allocation V.I. Fund Class III             63,554   11.09         704,813        654,087    1
BlackRock iShares Dynamic Fixed Income V.I. Fund Class III           35,257   10.02         353,270        353,841    1
BlackRock iShares Equity Appreciation V.I. Fund Class III            15,112   11.71         176,957        152,406    1
Columbia VP Asset Allocation Fund Class 1                            51,414   16.17         831,361        611,087    1
Columbia VP Dividend Opportunity Fund Class 1                        75,694   25.30       1,915,068        988,895    1
Columbia VP Emerging Markets Bond Fund Class 2                          527   10.15           5,346          4,981    1
Columbia VP Income Opportunities Fund Class 1                     1,553,293    7.56      11,742,899     12,568,892    1
Columbia VP Large Cap Growth Fund Class 1                         1,457,056   16.76      24,420,259     18,285,746    1
Columbia VP Limited Duration Credit Fund Class 2                     14,429    9.40         135,631        136,492    1
Columbia VP Loomis Sayles Growth Fund Class 1                        64,977   29.20       1,897,331      1,358,242    1
Columbia VP Mid Cap Growth Opportunity Fund Class 1                  15,147   25.79         390,642        240,691    1
Columbia VP Select International Equity Class 2                      90,009   15.62       1,405,945      1,144,491    1
Columbia VP Small Company Growth Fund Class 1                        40,678   18.71         761,082        521,667    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2         6,513,779    7.39      48,136,825     46,038,776    1
FTVIP Franklin Income VIP Fund Class 2                            9,063,752   16.17     146,560,863    140,629,006    1
FTVIP Franklin Strategic Income VIP Fund Class 2                    108,503   10.80       1,171,835      1,169,047    1
Goldman Sachs VIT Global Trends Allocation Fund Service Class         4,254   12.45          52,958         48,879    1
Goldman Sachs VIT Government Money Market Fund Institutional
  Shares                                                             19,973    1.00          19,973         19,973    1
Goldman Sachs VIT Government Money Market Fund Service Class     50,845,358    1.00      50,845,358     50,845,364    1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor
  Class                                                              94,265    9.36         882,319        876,526    1
Goldman Sachs VIT Strategic Income Fund Advisor Class                10,480    8.84          92,641         95,809    1
Invesco V.I. American Franchise Fund Series II                      352,545   60.80      21,434,759     16,616,783    1
Invesco V.I. Balanced-Risk Allocation Fund Series II                 60,339   11.17         673,985        669,386    1
Invesco V.I. Comstock Fund Series II                             15,898,057   20.54     326,546,085    234,075,689    1
Invesco V.I. Growth and Income Fund Series II                    20,192,591   22.66     457,564,123    411,419,239    1
Ivy Funds VIP Asset Strategy Class A                                 38,942    9.37         364,798        335,432    1
Lord Abbett Fund Bond Debenture Portfolio Class VC                   93,689   12.38       1,159,872      1,133,022    1
Lord Abbett Fund Fundamental Equity Portfolio Class VC               15,207   18.86         286,796        279,527    1
Lord Abbett Fund Growth and Income Portfolio Class VC             5,357,648   37.15     199,036,637    149,700,369    1
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                   711,588   24.51      17,441,023     13,628,212    1
Lord Abbett Fund Short Duration Portfolio Class VC                   84,533   14.38       1,215,588      1,244,997    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                           Net Asset
                                                                           Value per Shares at Fair Cost of Shares
Sub-accounts                                                      Shares     Share       Value           Held      Level*
------------                                                    ---------- --------- -------------- -------------- ------
Morgan Stanley VIF Global Infrastructure Portfolio II Class II
  Shares                                                           137,775  $ 7.85   $    1,081,536 $    1,043,548   1
Neuberger Berman AMT Absolute Return Multi-Manager Fund
  Portfolio S Class                                                 88,091    9.90          872,098        842,215   1
PIMCO VIT All Asset Portfolio Advisor Class                          3,300   10.97           36,196         33,282   1
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class             14,525   13.14          190,856        190,287   1
PIMCO VIT Unconstrained Bond Portfolio Advisor Class                84,712   10.54          892,864        855,817   1
PVC Diversified International Account Class 1                       51,534   17.01          876,588        512,255   1
PVC Diversified International Account Class 2                       18,882   17.14          323,635        229,633   1
PVC Equity Income Account Class 1                                  537,576   26.08       14,019,976      9,946,991   1
PVC Equity Income Account Class 2                                  329,408   25.87        8,521,794      5,508,197   1
PVC Government & High Quality Bond Account Class 1                 220,603    9.76        2,153,085      2,281,620   1
PVC Government & High Quality Bond Account Class 2                  83,278    9.75          811,965        859,878   1
PVC Income Account Class 1                                         373,905   10.39        3,884,877      3,882,085   1
PVC Income Account Class 2                                         176,689   10.35        1,828,733      1,787,492   1
PVC LargeCap Growth Account Class 1                                 19,820   32.79          649,905        307,624   1
PVC LargeCap Growth Account Class 2                                 15,402   32.63          502,580        228,864   1
PVC Mid Cap Blend Acct Class 1                                      33,774   59.42        2,006,847      1,548,779   1
PVC Mid Cap Blend Acct Class 2                                      13,163   59.06          777,389        616,893   1
PVC Principal Capital Appreciation Account Class 1                 373,131   28.54       10,649,159      8,240,314   1
PVC Principal Capital Appreciation Account Class 2                  77,209   28.26        2,181,936      1,671,094   1
PVC Real Estate Securities Account Class 1                          19,422   20.62          400,477        323,451   1
PVC Real Estate Securities Account Class 2                          13,578   20.70          281,058        217,715   1
PVC SAM Balanced Portfolio Class 1                               2,039,865   15.89       32,413,454     30,364,641   1
PVC SAM Balanced Portfolio Class 2                               1,817,653   15.72       28,573,506     27,597,775   1
PVC SAM Conservative Balanced Portfolio Class 1                    254,275   12.33        3,135,209      2,956,081   1
PVC SAM Conservative Balanced Portfolio Class 2                    285,200   12.19        3,476,585      3,379,991   1
PVC SAM Conservative Growth Portfolio Class 1                      862,121   19.86       17,121,727     14,020,202   1
PVC SAM Conservative Growth Portfolio Class 2                      862,215   19.60       16,899,421     14,619,044   1
PVC SAM Flexible Income Portfolio Class 1                          444,614   12.95        5,757,746      5,458,765   1
PVC SAM Flexible Income Portfolio Class 2                          464,320   12.83        5,957,226      5,700,229   1
PVC SAM Strategic Growth Portfolio Class 1                         176,404   21.72        3,831,504      3,191,971   1
PVC SAM Strategic Growth Portfolio Class 2                         328,531   21.46        7,050,266      6,016,922   1
PVC Short-Term Income Account Class 1                              628,004    2.55        1,601,410      1,607,886   1
PVC Short-Term Income Account Class 2                              306,856    2.53          776,345        781,637   1
PVC Small Cap Blend Account Class 1                                 43,644   17.10          746,306        648,624   1
PVC Small Cap Blend Account Class 2                                 23,893   17.05          407,370        354,724   1
SST SA Allocation Balanced Portfolio Class 3                    12,226,890   10.91      133,341,324    138,055,938   1
SST SA Allocation Growth Portfolio Class 3                       3,949,413   14.50       57,261,512     52,196,314   1
SST SA Allocation Moderate Growth Portfolio Class 3             18,087,541   11.81      213,552,544    205,183,971   1
SST SA Allocation Moderate Portfolio Class 3                    16,117,603   11.67      188,107,096    181,593,204   1
SST Asset Allocation Diversified Growth Portfolio Class 3        1,989,843   12.31       24,488,106     24,849,486   1
SST SA Mult-Managed Diversified Fixed Income Portfolio
  Class 3                                                           21,878   11.65          254,806        257,818   1
SST SA Mult-Managed International Equity Portfolio Class 3          38,837    9.76          378,935        336,124   1
SST SA Mult-Managed Large Cap Growth Portfolio Class 3              10,093   14.57          147,016        132,339   1
SST SA Mult-Managed Large Cap Value Portfolio Class 3                9,194   17.20          158,154        146,592   1
SST SA Mult-Managed Mid Cap Growth Portfolio Class 3                22,507   17.14          385,834        360,352   1
SST SA Wellington Real Return Portfolio Class 3                 31,726,295    9.59      304,273,375    311,318,993   1
SST SA Columbia Focused Growth Portfolio Class 3                    18,688    9.63          179,884        171,442   1
SST SA Columbia Focused Value Portfolio Class 3                      3,962   21.06           83,448         72,846   1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3                19,461   17.03          331,327        328,859   1
SST SA Multi-Managed Small Cap Portfolio Class 3                    12,615   13.67          172,473        165,499   1
SST SA T. Rowe Price Growth Stock Portfolio Class 3                 10,920   25.20          275,162        264,579   1
SAST Invesco VCP Value Portfolio Class 3                        93,048,832   13.60    1,265,407,256  1,101,331,787   1
SAST SA AB Growth Portfolio Class 1                              3,999,565   44.59      178,356,404    121,077,117   1
SAST SA AB Growth Portfolio Class 2                                448,452   44.35       19,887,731     12,579,689   1
SAST SA AB Growth Portfolio Class 3                              2,454,897   43.88      107,720,106     80,031,368   1
SAST SA AB Small & Mid Cap Value Portfolio Class 2                 739,822   19.29       14,272,200     13,142,101   1
SAST SA AB Small & Mid Cap Value Portfolio Class 3              21,821,388   19.14      417,732,726    390,714,497   1
SST SA Allocation Moderate Class 1                                   1,708   11.69           19,973         19,958   1
SST SA Allocation Moderate Growth Class 1                            3,035   11.83           35,910         36,095   1
SAST SA American Funds Asset Allocation Portfolio Class 1            5,570   14.85           82,743         82,269   1
SAST SA American Funds Asset Allocation Portfolio Class 3       34,414,673   14.81      509,770,442    468,213,639   1
SAST SA American Funds Global Growth Portfolio Class 3          31,230,451   13.09      408,793,177    379,756,572   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                        Net Asset
                                                                        Value per Shares at Fair Cost of Shares
Sub-accounts                                                  Shares      Share       Value           Held      Level*
------------                                                ----------- --------- -------------- -------------- ------
SAST SA American Funds Growth Portfolio Class 3              25,034,780  $13.12   $  328,360,182 $  297,782,358   1
SAST SA American Funds Growth-Income Portfolio Class 3       19,866,987   12.95      257,275,092    237,444,509   1
SAST SA American Funds VCP Managed Asset Allocation
  Portfolio Class 1                                                 424   14.37            6,092          6,044   1
SAST SA American Funds VCP Managed Asset Allocation
  Portfolio Class 3                                         102,242,330   14.33    1,465,252,211  1,291,202,136   1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3   54,721,666   11.65      637,444,039    583,852,380   1
SAST SA Boston Company Capital Growth Portfolio Class 1         275,426   16.86        4,643,287      2,732,722   1
SAST SA Boston Company Capital Growth Portfolio Class 2          84,763   16.62        1,409,011        780,673   1
SAST SA Boston Company Capital Growth Portfolio Class 3       2,687,774   16.45       44,215,953     27,896,153   1
SAST SA Columbia Technology Portfolio Class 1                 1,816,430    7.03       12,769,743      8,020,736   1
SAST SA Columbia Technology Portfolio Class 2                   631,092    6.85        4,319,847      2,452,345   1
SAST SA Columbia Technology Portfolio Class 3                 6,785,150    6.73       45,653,006     36,194,878   1
SAST SA DFA Ultra Short Bond Portfolio Class 1                2,502,948   10.57       26,448,880     26,388,714   1
SAST SA DFA Ultra Short Bond Portfolio Class 2                  616,405   10.44        6,436,847      6,426,462   1
SAST SA DFA Ultra Short Bond Portfolio Class 3               14,021,456   10.35      145,166,212    144,895,098   1
SAST SA Dogs of Wall Street Portfolio Class 1                 1,907,191   14.52       27,695,274     21,545,697   1
SAST SA Dogs of Wall Street Portfolio Class 2                   429,154   14.50        6,220,861      4,835,511   1
SAST SA Dogs of Wall Street Portfolio Class 3                 8,245,518   14.39      118,646,939    108,532,339   1
SAST SA Federated Corporate Bond Portfolio Class 1            3,950,129   13.49       53,276,131     51,189,849   1
SAST SA Federated Corporate Bond Portfolio Class 2            1,147,273   13.48       15,464,857     15,415,554   1
SAST SA Federated Corporate Bond Portfolio Class 3           48,111,905   13.40      644,587,323    644,646,340   1
SAST SA Fixed Income Index Portfolio Class 3                     98,178   10.25        1,006,326      1,003,264   1
SAST SA Fixed Income Intermediate Index Portfolio Class 3        81,141    9.95          807,053        807,568   1
SAST SA Franklin Foreign Value Portfolio Class 2                793,403   16.95       13,450,684     11,474,700   1
SAST SA Franklin Foreign Value Portfolio Class 3             24,003,593   16.90      405,761,879    346,063,455   1
SAST SA Franklin Small Company Value Portfolio Class 3        7,331,838   23.51      172,345,919    152,727,499   1
SAST SA Goldman Sachs Global Bond Portfolio Class 1           1,808,366   11.21       20,275,282     21,570,584   1
SAST SA Goldman Sachs Global Bond Portfolio Class 2             376,239   11.11        4,181,119      4,319,286   1
SAST SA Goldman Sachs Global Bond Portfolio Class 3          21,131,002   11.00      232,541,688    235,157,197   1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio
  Class 3                                                        66,702   10.27          684,988        680,726   1
SAST SA Index Allocation 60-40 Portfolio Class 1                  3,333   10.97           36,553         36,844   1
SAST SA Index Allocation 60-40 Portfolio Class 3              2,202,432   10.97       24,151,784     23,390,482   1
SAST SA Index Allocation 80-20 Portfolio Class 3              5,342,881   11.26       60,146,364     57,660,485   1
SAST SA Index Allocation 90-10 Portfolio Class 1                 12,259   11.41          139,833        140,054   1
SAST SA Index Allocation 90-10 Portfolio Class 3             14,822,726   11.40      169,041,332    161,150,193   1
SAST SA International Index Portfolio Class 3                    11,820   11.54          136,435        136,389   1
SAST SA Invesco Growth Opportunities Portfolio Class 1          833,599    9.17        7,644,244      7,244,045   1
SAST SA Invesco Growth Opportunities Portfolio Class 2          296,263    8.82        2,613,375      2,433,214   1
SAST SA Invesco Growth Opportunities Portfolio Class 3       16,091,795    8.62      138,642,573    128,048,131   1
SAST SA Janus Focused Growth Portfolio Class 1                  865,916   13.55       11,733,946      9,712,698   1
SAST SA Janus Focused Growth Portfolio Class 2                  705,759   13.27        9,363,245      6,742,885   1
SAST SA Janus Focused Growth Portfolio Class 3                7,588,618   13.06       99,116,815     87,679,517   1
SAST SA JPMorgan Balanced Portfolio Class 1                   2,105,400   20.38       42,911,852     36,159,204   1
SAST SA JPMorgan Balanced Portfolio Class 2                     384,919   20.34        7,830,579      6,900,258   1
SAST SA JPMorgan Balanced Portfolio Class 3                   5,896,533   20.27      119,496,366    115,527,393   1
SAST SA JPMorgan Emerging Markets Portfolio Class 1           2,684,037    9.28       24,911,399     18,900,521   1
SAST SA JPMorgan Emerging Markets Portfolio Class 2             450,319    9.24        4,158,759      3,457,946   1
SAST SA JPMorgan Emerging Markets Portfolio Class 3          13,824,566    9.16      126,652,852     99,820,028   1
SAST SA JPMorgan Equity-Income Portfolio Class 1              3,441,162   35.94      123,687,488     81,789,361   1
SAST SA JPMorgan Equity-Income Portfolio Class 2                250,348   35.91        8,988,827      6,262,044   1
SAST SA JPMorgan Equity-Income Portfolio Class 3              3,942,876   35.75      140,944,540    116,014,953   1
SAST SA JPMorgan Global Equities Portfolio Class 1            1,806,461   23.25       41,995,898     25,046,391   1
SAST SA JPMorgan Global Equities Portfolio Class 2              163,421   23.20        3,790,728      2,358,421   1
SAST SA JPMorgan Global Equities Portfolio Class 3            1,335,639   23.08       30,823,302     22,746,576   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1              4,206,296    8.95       37,655,182     37,725,263   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2                710,864    8.92        6,341,421      6,476,847   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3             79,416,185    8.86      703,755,258    709,648,254   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1             1,817,396   18.44       33,512,190     25,005,287   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2               718,994   17.85       12,833,247      9,057,152   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3             6,441,810   17.49      112,694,882     97,753,452   1
SAST SA Large Cap Index Portfolio Class 3                       259,713   22.33        5,798,341      5,810,962   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1      15,309,437   22.55      345,232,161    331,094,066   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2       1,908,763   22.55       43,046,918     40,786,638   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                         Net Asset
                                                                         Value per Shares at Fair Cost of Shares
Sub-accounts                                                   Shares      Share       Value           Held      Level*
------------                                                 ----------- --------- -------------- -------------- ------
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3       18,431,307  $22.43   $  413,453,388 $  402,610,235   1
SAST SA Legg Mason Tactical Opportunities Portfolio Class 1        2,320   10.28           23,851         23,895   1
SAST SA Legg Mason Tactical Opportunities Portfolio Class 3      283,327   10.28        2,912,461      2,889,155   1
SAST SA MFS Blue Chip Growth Portfolio Class 1                   621,137   13.13        8,154,326      6,106,475   1
SAST SA MFS Blue Chip Growth Portfolio Class 2                   213,504   13.08        2,793,112      1,754,309   1
SAST SA MFS Blue Chip Growth Portfolio Class 3                 7,645,398   13.00       99,386,742     72,922,797   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1    2,049,922   24.19       49,594,539     31,973,706   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2      345,197   24.21        8,355,736      6,103,122   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3   10,844,848   24.09      261,223,335    188,876,766   1
SAST SA MFS Telecom Utility Portfolio Class 1                    738,692   15.17       11,206,865      9,064,422   1
SAST SA MFS Telecom Utility Portfolio Class 2                     80,721   15.20        1,227,250      1,058,055   1
SAST SA MFS Telecom Utility Portfolio Class 3                  1,480,835   15.13       22,400,428     21,327,454   1
SAST SA MFS Total Return Bond Portfolio Class 1                5,535,617   19.47      107,789,576     89,053,683   1
SAST SA MFS Total Return Bond Portfolio Class 2                1,479,715   19.48       28,831,401     23,926,125   1
SAST SA MFS Total Return Bond Portfolio Class 3                9,139,068   19.43      177,549,051    157,784,475   1
SAST SA Mid Cap Index Portfolio Class 3                           15,728   11.20          176,136        174,111   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 1                                                      2,760,093   10.92       30,148,322     25,509,314   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 2                                                        929,077   10.88       10,105,910      8,120,647   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 3                                                     11,351,950   10.85      123,218,042    103,962,331   1
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 1                                                      1,147,576   22.68       26,027,800     14,442,061   1
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 2                                                        161,937   22.67        3,671,426      1,967,080   1
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 3                                                      2,613,437   22.58       59,024,297     44,885,472   1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3         95,565,990   12.28    1,173,983,269  1,042,374,824   1
SAST SA PineBridge High-Yield Bond Portfolio Class 1           6,606,906    5.75       38,016,279     37,715,601   1
SAST SA PineBridge High-Yield Bond Portfolio Class 2           1,361,156    5.75        7,827,063      7,860,496   1
SAST SA PineBridge High-Yield Bond Portfolio Class 3          20,354,271    5.72      116,360,217    116,045,797   1
SAST SA Putnam International Growth and Income Portfolio
  Class 1                                                      2,624,935   11.21       29,412,803     27,168,441   1
SAST SA Putnam International Growth and Income Portfolio
  Class 2                                                        458,303   11.26        5,160,572      3,919,400   1
SAST SA Putnam International Growth and Income Portfolio
  Class 3                                                     10,308,346   11.23      115,766,412     83,834,072   1
SAST SA Pyramis Real Estate Portfolio Class 1                  1,781,079   13.28       23,652,055     24,124,264   1
SAST SA Pyramis Real Estate Portfolio Class 2                    415,166   13.24        5,498,633      5,695,193   1
SAST SA Pyramis Real Estate Portfolio Class 3                 13,906,799   13.15      182,914,559    201,000,443   1
SAST SA Schroders VCP Global Allocation Portfolio Class 1         13,603   12.14          165,195        164,713   1
SAST SA Schroder's VCP Global Allocation Portfolio Class 3    44,021,213   12.11      532,884,307    479,237,495   1
SAST SA Small Cap Index Portfolio Class 3                         11,093   11.35          125,918        126,153   1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio
  Class 3                                                        521,329   10.29        5,363,729      5,327,177   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3          74,206,392   12.66      939,117,877    814,192,749   1
SAST SA VCP Dynamic Allocation Portfolio Class 1                   2,349   14.24           33,454         32,386   1
SAST SA VCP Dynamic Allocation Portfolio Class 3             662,795,056   14.21    9,416,742,282  8,038,435,883   1
SAST SA VCP Dynamic Strategy Portfolio Class 1                     2,356   14.20           33,455         32,388   1
SAST SA VCP Dynamic Strategy Portfolio Class 3               424,609,034   14.16    6,014,279,127  5,234,072,066   1
SAST SA VCP Index Allocation Portfolio Class 3                   950,396   10.37        9,859,521      9,725,513   1
SAST SA WellsCap Aggressive Growth Portfolio Class 1           1,094,766   22.28       24,394,787     14,217,358   1
SAST SA WellsCap Aggressive Growth Portfolio Class 2             136,543   21.92        2,993,503      1,578,314   1
SAST SA WellsCap Aggressive Growth Portfolio Class 3           1,170,459   21.64       25,328,561     18,603,797   1
SAST SA WellsCap Fundamental Growth Portfolio Class 1          1,525,946   26.34       40,191,723     30,669,902   1
SAST SA WellsCap Fundamental Growth Portfolio Class 2             93,114   25.72        2,394,692      1,735,334   1
SAST SA WellsCap Fundamental Growth Portfolio Class 3          2,356,381   25.26       59,517,003     45,413,478   1
VALIC Company I Global Social Awareness Fund                      37,128   26.39          979,815        828,618   1
VALIC Company I International Equities Index Fund                617,147    7.66        4,727,345      4,017,486   1
VALIC Company I Mid Cap Index Fund                               128,492   29.42        3,780,228      3,380,931   1
VALIC Company I Nasdaq-100 Index Fund                            184,226   13.42        2,472,309      1,946,527   1
VALIC Company I Small Cap Index Fund                             138,331   22.81        3,155,328      2,739,525   1
VALIC Company I Stock Index Fund                                 276,444   40.81       11,281,677      9,708,180   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS



                                                           American     American     American
                                                         Funds Asset  Funds Asset  Funds Global    American      American
                                                          Allocation   Allocation  Growth Fund   Funds Growth  Funds Growth
                                                         Fund Class 2 Fund Class 3   Class 2     Fund Class 2  Fund Class 3
                                                         ------------ ------------ ------------  ------------  ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $   946,843  $   576,632  $  1,149,747  $  1,289,797  $  1,125,003
   Mortality and expense risk and administrative
     charges                                                (967,779)    (479,347)   (2,810,069)   (4,136,527)   (2,615,196)
                                                         -----------  -----------  ------------  ------------  ------------
   Net investment income (loss)                              (20,936)      97,285    (1,660,322)   (2,846,730)   (1,490,193)
   Net realized gain (loss)                                2,820,493    1,255,036     8,559,280    12,350,041     4,452,173
   Capital gain distribution from mutual funds             2,880,928    1,669,196     5,399,230    25,204,930    18,960,046
   Change in unrealized appreciation (depreciation)
     of investments                                        2,847,976    2,037,218    33,636,153    26,434,136    25,203,625
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations          8,528,461    5,058,735    45,934,341    61,142,377    47,125,651
                                                         -----------  -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                    942,185      142,697       741,842     1,071,927       191,143
   Payments for contract benefits or terminations         (6,945,740)  (3,259,414)  (23,231,802)  (32,740,186)  (15,639,123)
   Transfers between sub-accounts (including fixed
     account), net                                          (202,332)     525,826    (5,307,598)   (6,410,395)   (3,491,681)
   Contract maintenance charges                              (47,802)     (10,016)     (315,109)     (377,589)      (48,610)
   Adjustments to net assets allocated to contracts in
     payout period                                               731       11,530        (2,494)        4,295       222,818
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (6,252,958)  (2,589,377)  (28,115,161)  (38,451,948)  (18,765,453)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                          2,275,503    2,469,358    17,819,180    22,690,429    28,360,198
Net assets at beginning of period                         61,334,068   35,208,315   166,224,486   246,740,667   183,295,257
                                                         -----------  -----------  ------------  ------------  ------------
Net assets at end of period                              $63,609,571  $37,677,673  $184,043,666  $269,431,096  $211,655,455
                                                         ===========  ===========  ============  ============  ============
Beginning units                                            2,492,696      470,444     5,013,782     7,384,493       586,505
Units issued                                                 115,255       21,807       124,152       173,825         3,857
Units redeemed                                              (349,311)     (53,700)     (848,786)   (1,173,199)      (55,988)
                                                         -----------  -----------  ------------  ------------  ------------
Ending units                                               2,258,640      438,551     4,289,148     6,385,119       534,374
                                                         ===========  ===========  ============  ============  ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $   969,292  $   574,867  $  1,542,341  $  1,871,053  $  1,482,220
   Mortality and expense risk and administrative
     charges                                                (945,849)    (464,061)   (2,728,592)   (3,894,318)   (2,366,736)
                                                         -----------  -----------  ------------  ------------  ------------
   Net investment income (loss)                               23,443      110,806    (1,186,251)   (2,023,265)     (884,516)
   Net realized gain (loss)                                2,265,471    1,063,875     5,025,443     7,681,493     2,634,447
   Capital gain distribution from mutual funds             1,504,678      864,363    14,898,514    22,365,409    16,335,680
   Change in unrealized appreciation (depreciation)
     of investments                                          786,066      728,788   (21,095,866)  (10,017,251)   (4,181,994)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations          4,579,658    2,767,832    (2,358,160)   18,006,386    13,903,617
                                                         -----------  -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                    787,046        7,254       865,627       823,465       472,060
   Payments for contract benefits or terminations         (8,006,063)  (3,212,571)  (23,558,445)  (32,021,733)  (18,699,474)
   Transfers between sub-accounts (including fixed
     account), net                                           294,204     (582,382)   (3,001,181)   (5,728,662)   (6,227,646)
   Contract maintenance charges                              (50,964)     (10,890)     (364,318)     (419,291)      (52,914)
   Adjustments to net assets allocated to contracts in
     payout period                                           (18,155)       7,851         2,948        18,769       253,676
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (6,993,932)  (3,790,738)  (26,055,369)  (37,327,452)  (24,254,298)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                         (2,414,274)  (1,022,906)  (28,413,529)  (19,321,066)  (10,350,681)
Net assets at beginning of period                         63,748,342   36,231,221   194,638,015   266,061,733   193,645,938
                                                         -----------  -----------  ------------  ------------  ------------
Net assets at end of period                              $61,334,068  $35,208,315  $166,224,486  $246,740,667  $183,295,257
                                                         ===========  ===========  ============  ============  ============
Beginning units                                            2,791,383      523,181     5,814,880     8,582,423       670,078
Units issued                                                 111,371       12,366       202,834       200,481        10,911
Units redeemed                                              (410,058)     (65,103)   (1,003,932)   (1,398,411)      (94,484)
                                                         -----------  -----------  ------------  ------------  ------------
Ending units                                               2,492,696      470,444     5,013,782     7,384,493       586,505
                                                         ===========  ===========  ============  ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                   American
                                                                                                     Funds
                                                                                                   Insurance
                                                                                                    Series
                                                           American      American      American     Capital     American
                                                         Funds Growth- Funds Growth- Funds High-    Income        Funds
                                                          Income Fund   Income Fund  Income Bond    Builder   International
                                                            Class 2       Class 3    Fund Class 3   Class 4   Fund Class 3
                                                         ------------- ------------- ------------ ----------  -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $  3,465,096  $  2,291,443  $   805,189  $   34,868   $   384,785
   Mortality and expense risk and administrative
     charges                                               (4,006,712)   (2,110,334)    (167,773)    (15,494)     (386,247)
                                                         ------------  ------------  -----------  ----------   -----------
   Net investment income (loss)                              (541,616)      181,109      637,416      19,374        (1,462)
   Net realized gain (loss)                                10,695,709     3,874,656     (120,305)      1,921       166,178
   Capital gain distribution from mutual funds             16,461,744    10,268,988           --          --       341,224
   Change in unrealized appreciation (depreciation) of
     investments                                           21,156,343    16,383,078      193,405     123,506     7,272,373
                                                         ------------  ------------  -----------  ----------   -----------
Increase (decrease) in net assets from operations          47,772,180    30,707,831      710,516     144,801     7,778,313
                                                         ------------  ------------  -----------  ----------   -----------
From contract transactions:
   Payments received from contract owners                   1,587,385       466,628        3,461     136,213        61,586
   Payments for contract benefits or terminations         (34,931,310)  (16,441,490)    (940,372)    (80,854)   (2,897,410)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,952,529)   (3,359,886)    (433,631)    152,850      (392,650)
   Contract maintenance charges                              (350,714)      (47,698)      (4,095)       (145)       (8,283)
   Adjustments to net assets allocated to contracts in
     payout period                                             13,974       222,165       18,124          --        10,455
                                                         ------------  ------------  -----------  ----------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (37,633,194)  (19,160,281)  (1,356,513)    208,064    (3,226,302)
                                                         ------------  ------------  -----------  ----------   -----------
Increase (decrease) in net assets                          10,138,986    11,547,550     (645,997)    352,865     4,552,011
Net assets at beginning of period                         250,139,701   155,902,692   12,743,372   1,258,272    26,709,811
                                                         ------------  ------------  -----------  ----------   -----------
Net assets at end of period                              $260,278,687  $167,450,242  $12,097,375  $1,611,137   $31,261,822
                                                         ============  ============  ===========  ==========   ===========
Beginning units                                             8,729,063       721,420      125,945     127,777       477,077
Units issued                                                  184,663         7,713        4,785      28,910         7,310
Units redeemed                                             (1,374,441)      (88,153)     (17,551)     (9,768)      (56,564)
                                                         ------------  ------------  -----------  ----------   -----------
Ending units                                                7,539,285       640,980      113,179     146,919       427,823
                                                         ============  ============  ===========  ==========   ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $  3,607,286  $  2,312,472  $   746,347  $   31,049   $   388,470
   Mortality and expense risk and administrative
     charges                                               (3,966,516)   (2,021,072)    (161,299)    (10,888)     (370,359)
                                                         ------------  ------------  -----------  ----------   -----------
   Net investment income (loss)                              (359,230)      291,400      585,048      20,161        18,111
   Net realized gain (loss)                                 8,819,221     2,552,573     (537,487)     (2,307)     (572,042)
   Capital gain distribution from mutual funds             28,274,553    17,089,561           --          --     2,445,527
   Change in unrealized appreciation (depreciation) of
     investments                                          (13,288,035)   (5,045,835)   1,826,994      (3,498)   (1,354,430)
                                                         ------------  ------------  -----------  ----------   -----------
Increase (decrease) in net assets from operations          23,446,509    14,887,699    1,874,555      14,356       537,166
                                                         ------------  ------------  -----------  ----------   -----------
From contract transactions:
   Payments received from contract owners                   1,621,492       354,706       35,060     543,459       147,429
   Payments for contract benefits or terminations         (35,301,745)  (17,480,895)  (1,831,869)    (12,098)   (3,701,237)
   Transfers between sub-accounts (including fixed
     account), net                                         (5,730,457)   (3,569,883)   1,043,050      50,277    (1,853,523)
   Contract maintenance charges                              (405,247)      (53,042)      (4,619)       (150)       (9,400)
   Adjustments to net assets allocated to contracts in
     payout period                                              3,358       271,192       17,351          --         7,488
                                                         ------------  ------------  -----------  ----------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (39,812,599)  (20,477,922)    (741,027)    581,488    (5,409,243)
                                                         ------------  ------------  -----------  ----------   -----------
Increase (decrease) in net assets                         (16,366,090)   (5,590,223)   1,133,528     595,844    (4,872,077)
Net assets at beginning of period                         266,505,791   161,492,915   11,609,844     662,428    31,581,888
                                                         ------------  ------------  -----------  ----------   -----------
Net assets at end of period                              $250,139,701  $155,902,692  $12,743,372  $1,258,272   $26,709,811
                                                         ============  ============  ===========  ==========   ===========
Beginning units                                            10,210,265       823,135      133,285      69,041       576,621
Units issued                                                  298,283        18,249       31,425      64,954         3,934
Units redeemed                                             (1,779,485)     (119,964)     (38,765)     (6,218)     (103,478)
                                                         ------------  ------------  -----------  ----------   -----------
Ending units                                                8,729,063       721,420      125,945     127,777       477,077
                                                         ============  ============  ===========  ==========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
December 31, 2017


                                                                                           AST SA
                                                                  American                BlackRock   AST SA
                                                                 Funds U.S.                Multi-    BlackRock    AST SA Edge
                                                                 Government    American     Asset   Multi-Asset      Asset
                                                                 AAA-Rated   Funds Ultra-  Income     Income      Allocation
                                                                 Securities   Short Bond  Portfolio  Portfolio     Portfolio
                                                                Fund Class 3 Fund Class 3  Class 1    Class 3       Class 1
                                                                ------------ ------------ --------- -----------  ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   140,794  $    15,118   $   --   $   251,840  $  2,368,177
   Mortality and expense risk and administrative charges           (136,257)     (51,103)      (3)     (121,433)   (1,373,158)
                                                                -----------  -----------   ------   -----------  ------------
   Net investment income (loss)                                       4,537      (35,985)      (3)      130,407       995,019
   Net realized gain (loss)                                         (33,707)       1,985       --       (59,966)    1,470,843
   Capital gain distribution from mutual funds                           --           --       --            --     7,211,369
   Change in unrealized appreciation (depreciation) of
     investments                                                     73,361        4,155       28       276,287       610,392
                                                                -----------  -----------   ------   -----------  ------------
Increase (decrease) in net assets from operations                    44,191      (29,845)      25       346,728    10,287,623
                                                                -----------  -----------   ------   -----------  ------------
From contract transactions:
   Payments received from contract owners                             5,179        2,701    6,047     9,279,643       814,110
   Payments for contract benefits or terminations                  (782,105)    (870,834)      --      (722,957)  (10,665,321)
   Transfers between sub-accounts (including fixed
     account), net                                                  454,877    1,133,459       19     3,613,872    (1,793,516)
   Contract maintenance charges                                      (3,707)      (2,788)      --       (81,879)      (30,934)
   Adjustments to net assets allocated to contracts in payout
     period                                                          11,017        3,910       --            --        22,804
                                                                -----------  -----------   ------   -----------  ------------
Increase (decrease) in net assets from contract transactions       (314,739)     266,448    6,066    12,088,679   (11,652,857)
                                                                -----------  -----------   ------   -----------  ------------
Increase (decrease) in net assets                                  (270,548)     236,603    6,091    12,435,407    (1,365,234)
Net assets at beginning of period                                10,492,781    3,944,222       --     4,147,291    90,508,614
                                                                -----------  -----------   ------   -----------  ------------
Net assets at end of period                                     $10,222,233  $ 4,180,825   $6,091   $16,582,698  $ 89,143,380
                                                                ===========  ===========   ======   ===========  ============
Beginning units                                                     259,915      198,630       --       367,303     2,299,860
Units issued                                                         27,452       74,414      583     1,152,865        52,734
Units redeemed                                                      (35,201)     (60,899)      --      (119,297)     (330,847)
                                                                -----------  -----------   ------   -----------  ------------
Ending units                                                        252,166      212,145      583     1,400,871     2,021,747
                                                                ===========  ===========   ======   ===========  ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   153,329  $        --   $   --   $    73,645  $  2,571,910
   Mortality and expense risk and administrative charges           (144,409)     (60,016)      --       (18,916)   (1,397,583)
                                                                -----------  -----------   ------   -----------  ------------
   Net investment income (loss)                                       8,920      (60,016)      --        54,729     1,174,327
   Net realized gain (loss)                                             205      (18,242)      --       (30,598)    1,253,523
   Capital gain distribution from mutual funds                      214,836           --       --       201,577     6,392,532
   Change in unrealized appreciation (depreciation) of
     investments                                                   (223,036)      14,259       --      (207,953)     (827,423)
                                                                -----------  -----------   ------   -----------  ------------
Increase (decrease) in net assets from operations                       925      (63,999)      --        17,755     7,992,959
                                                                -----------  -----------   ------   -----------  ------------
From contract transactions:
   Payments received from contract owners                            45,672           --       --     2,926,943       478,178
   Payments for contract benefits or terminations                (1,468,405)  (1,213,375)      --      (155,268)  (10,486,479)
   Transfers between sub-accounts (including fixed
     account), net                                                  930,504     (845,892)      --     1,260,991    (2,280,338)
   Contract maintenance charges                                      (4,354)      (3,052)      --       (10,778)      (35,858)
   Adjustments to net assets allocated to contracts in payout
     period                                                          10,133          966       --            --         8,367
                                                                -----------  -----------   ------   -----------  ------------
Increase (decrease) in net assets from contract transactions       (486,450)  (2,061,353)      --     4,021,888   (12,316,130)
                                                                -----------  -----------   ------   -----------  ------------
Increase (decrease) in net assets                                  (485,525)  (2,125,352)      --     4,039,643    (4,323,171)
Net assets at beginning of period                                10,978,306    6,069,574       --       107,648    94,831,785
                                                                -----------  -----------   ------   -----------  ------------
Net assets at end of period                                     $10,492,781  $ 3,944,222   $   --   $ 4,147,291  $ 90,508,614
                                                                ===========  ===========   ======   ===========  ============
Beginning units                                                     271,758      301,423       --         8,383     2,630,695
Units issued                                                         44,077      144,034       --       410,962        46,208
Units redeemed                                                      (55,920)    (246,827)      --       (52,042)     (377,043)
                                                                -----------  -----------   ------   -----------  ------------
Ending units                                                        259,915      198,630       --       367,303     2,299,860
                                                                ===========  ===========   ======   ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                     AST SA
                                         AST SA    AST SA Edge       AST SA        Wellington       AST SA
                                       Edge Asset     Asset        Wellington       Capital       Wellington
                                       Allocation  Allocation        Capital      Appreciation      Capital
                                       Portfolio    Portfolio     Appreciation     Portfolio     Appreciation
                                        Class 2      Class 3    Portfolio Class 1   Class 2    Portfolio Class 3
                                       ----------  -----------  ----------------- ------------ -----------------
For the Year Ended December 31, 2017
From operations:
   Dividends                           $  132,629  $ 1,040,189    $         --    $        --    $         --
   Mortality and expense risk and
     administrative charges               (88,373)    (616,172)     (4,204,030)      (667,997)     (6,592,730)
                                       ----------  -----------    ------------    -----------    ------------
   Net investment income (loss)            44,256      424,017      (4,204,030)      (667,997)     (6,592,730)
   Net realized gain (loss)               133,308      348,597       7,672,696      1,867,450      10,335,011
   Capital gain distribution from
     mutual funds                         426,264    3,444,520      22,041,728      3,463,395      35,704,303
   Change in unrealized appreciation
     (depreciation) of investments            966      315,075      47,572,228      6,565,822      73,312,288
                                       ----------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets
  from operations                         604,794    4,532,209      73,082,622     11,228,670     112,758,872
                                       ----------  -----------    ------------    -----------    ------------
From contract transactions:
   Payments received from contract
     owners                                    --    4,776,668         591,004        110,251       6,952,053
   Payments for contract benefits or
     terminations                        (622,873)  (4,414,043)    (27,933,933)    (5,976,318)    (52,146,459)
   Transfers between sub-accounts
     (including fixed account), net      (177,491)   1,271,393      (5,880,397)    (1,420,824)    (30,649,760)
   Contract maintenance charges           (12,455)    (194,649)        (96,537)       (73,723)     (2,013,925)
   Adjustments to net assets
     allocated to contracts in payout
     period                                  (559)           4          (9,500)          (390)         (5,852)
                                       ----------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets
  from contract transactions             (813,378)   1,439,373     (33,329,363)    (7,361,004)    (77,863,943)
                                       ----------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets        (208,584)   5,971,582      39,753,259      3,867,666      34,894,929
Net assets at beginning of period       5,542,476   37,824,677     249,778,064     39,599,243     397,797,256
                                       ----------  -----------    ------------    -----------    ------------
Net assets at end of period            $5,333,892  $43,796,259    $289,531,323    $43,466,909    $432,692,185
                                       ==========  ===========    ============    ===========    ============
Beginning units                           146,465    1,624,960       2,649,737        425,984       9,920,776
Units issued                                1,366      512,123          38,670          5,234         726,192
Units redeemed                            (21,554)    (352,837)       (337,139)       (72,985)     (2,201,615)
                                       ----------  -----------    ------------    -----------    ------------
Ending units                              126,277    1,784,246       2,351,268        358,233       8,445,353
                                       ==========  ===========    ============    ===========    ============
For the Year Ended December 31, 2016
From operations:
   Dividends                           $  144,400  $   916,075    $         --    $        --    $         --
   Mortality and expense risk and
     administrative charges               (89,626)    (538,422)     (3,950,251)      (644,945)     (6,187,881)
                                       ----------  -----------    ------------    -----------    ------------
   Net investment income (loss)            54,774      377,653      (3,950,251)      (644,945)     (6,187,881)
   Net realized gain (loss)               124,896     (355,146)      4,697,440      1,096,451       7,057,767
   Capital gain distribution from
     mutual funds                         381,723    2,501,812      33,098,288      5,381,762      54,075,855
   Change in unrealized appreciation
     (depreciation) of investments       (102,759)     319,779     (33,775,781)    (5,930,766)    (54,677,628)
                                       ----------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets
  from operations                         458,634    2,844,098          69,696        (97,498)        268,113
                                       ----------  -----------    ------------    -----------    ------------
From contract transactions:
   Payments received from contract
     owners                                   150    1,996,122       1,486,384         36,936      10,403,507
   Payments for contract benefits or
     terminations                        (588,455)  (3,288,755)    (28,868,597)    (4,904,646)    (39,390,741)
   Transfers between sub-accounts
     (including fixed account), net       (61,280)   2,153,618      (7,540,822)      (809,950)      1,916,495
   Contract maintenance charges           (13,355)    (177,832)       (109,992)       (76,521)     (2,326,075)
   Adjustments to net assets
     allocated to contracts in payout
     period                                   136           19          19,540            752           3,088
                                       ----------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets
  from contract transactions             (662,804)     683,172     (35,013,487)    (5,753,429)    (29,393,726)
                                       ----------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets        (204,170)   3,527,270     (34,943,791)    (5,850,927)    (29,125,613)
Net assets at beginning of period       5,746,646   34,297,407     284,721,855     45,450,170     426,922,869
                                       ----------  -----------    ------------    -----------    ------------
Net assets at end of period            $5,542,476  $37,824,677    $249,778,064    $39,599,243    $397,797,256
                                       ==========  ===========    ============    ===========    ============
Beginning units                           164,976    1,559,554       3,034,634        489,826      10,203,791
Units issued                                7,309      803,259          67,750         10,189       1,521,458
Units redeemed                            (25,820)    (737,853)       (452,647)       (74,031)     (1,804,473)
                                       ----------  -----------    ------------    -----------    ------------
Ending units                              146,465    1,624,960       2,649,737        425,984       9,920,776
                                       ==========  ===========    ============    ===========    ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           AST SA       AST SA
                                                         Wellington   Wellington       AST SA
                                                         Government   Government     Wellington      AST SA       AST SA
                                                         and Quality  and Quality    Government    Wellington   Wellington
                                                            Bond         Bond       and Quality      Growth       Growth
                                                          Portfolio    Portfolio   Bond Portfolio  Portfolio    Portfolio
                                                           Class 1      Class 2       Class 3       Class 1      Class 2
                                                         -----------  -----------  -------------- -----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $ 1,060,785  $   371,024   $  8,193,501  $   740,940  $   165,044
   Mortality and expense risk and administrative
     charges                                                (902,906)    (361,474)    (7,902,529)    (972,943)    (262,687)
                                                         -----------  -----------   ------------  -----------  -----------
   Net investment income (loss)                              157,879        9,550        290,972     (232,003)     (97,643)
   Net realized gain (loss)                                   (9,285)        (588)    (1,183,870)   2,904,310    1,049,775
   Change in unrealized appreciation (depreciation) of
     investments                                             677,737      290,933      7,094,344    7,889,859    1,778,113
                                                         -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from operations            826,331      299,895      6,201,446   10,562,166    2,730,245
                                                         -----------  -----------   ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                    592,207      123,568      9,424,596      211,613       48,839
   Payments for contract benefits or terminations         (6,905,475)  (3,177,026)   (62,149,829)  (6,609,445)  (2,472,892)
   Transfers between sub-accounts (including fixed
     account), net                                        (1,593,688)     326,068     27,607,292   (1,286,140)    (829,843)
   Contract maintenance charges                              (31,675)     (57,714)    (3,487,439)     (30,932)     (37,896)
   Adjustments to net assets allocated to contracts in
     payout period                                            12,067         (299)        (3,013)       2,346         (466)
                                                         -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (7,926,564)  (2,785,403)   (28,608,393)  (7,712,558)  (3,292,258)
                                                         -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets                         (7,100,233)  (2,485,508)   (22,406,947)   2,849,608     (562,013)
Net assets at beginning of period                         64,177,183   24,863,926    532,095,378   62,200,041   17,064,576
                                                         -----------  -----------   ------------  -----------  -----------
Net assets at end of period                              $57,076,950  $22,378,418   $509,688,431  $65,049,649  $16,502,563
                                                         ===========  ===========   ============  ===========  ===========
Beginning units                                            3,038,083    1,205,009     34,857,836    1,220,490      344,929
Units issued                                                 164,283       69,176      5,334,119       19,599        3,061
Units redeemed                                              (534,767)    (202,821)    (7,083,141)    (158,041)     (64,963)
                                                         -----------  -----------   ------------  -----------  -----------
Ending units                                               2,667,599    1,071,364     33,108,814    1,082,048      283,027
                                                         ===========  ===========   ============  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $   952,247  $   322,573   $  6,368,806  $   651,962  $   142,797
   Mortality and expense risk and administrative
     charges                                              (1,044,183)    (434,726)    (8,409,414)    (961,924)    (270,146)
                                                         -----------  -----------   ------------  -----------  -----------
   Net investment income (loss)                              (91,936)    (112,153)    (2,040,608)    (309,962)    (127,349)
   Net realized gain (loss)                                  207,267      123,855       (444,099)   2,513,919      680,330
   Capital gain distribution from mutual funds               459,042      178,991      3,708,572    4,395,727    1,173,442
   Change in unrealized appreciation (depreciation) of
     investments                                            (516,863)    (121,517)    (3,551,439)  (3,195,961)    (854,979)
                                                         -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from operations             57,510       69,176     (2,327,574)   3,403,723      871,444
                                                         -----------  -----------   ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                    591,430       52,037     27,982,296      191,718       28,549
   Payments for contract benefits or terminations         (8,793,389)  (4,528,212)   (60,304,386)  (7,129,380)  (2,062,959)
   Transfers between sub-accounts (including fixed
     account), net                                         2,333,510     (547,133)    53,560,073   (2,055,394)    (452,096)
   Contract maintenance charges                              (38,955)     (70,416)    (4,301,548)     (34,874)     (39,924)
   Adjustments to net assets allocated to contracts in
     payout period                                            12,423        2,125          3,697        1,559          167
                                                         -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (5,894,981)  (5,091,599)    16,940,132   (9,026,371)  (2,526,263)
                                                         -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets                         (5,837,471)  (5,022,423)    14,612,558   (5,622,648)  (1,654,819)
Net assets at beginning of period                         70,014,654   29,886,349    517,482,820   67,822,689   18,719,395
                                                         -----------  -----------   ------------  -----------  -----------
Net assets at end of period                              $64,177,183  $24,863,926   $532,095,378  $62,200,041  $17,064,576
                                                         ===========  ===========   ============  ===========  ===========
Beginning units                                            3,311,085    1,444,594     32,693,134    1,407,748      399,190
Units issued                                                 314,800       47,986     10,935,132        9,243        5,657
Units redeemed                                              (587,802)    (287,571)    (8,770,430)    (196,501)     (59,918)
                                                         -----------  -----------   ------------  -----------  -----------
Ending units                                               3,038,083    1,205,009     34,857,836    1,220,490      344,929
                                                         ===========  ===========   ============  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                         AST SA        AST SA       AST SA       AST SA
                                                            AST SA     Wellington    Wellington   Wellington   Wellington
                                                          Wellington   Multi-Asset    Natural      Natural      Natural
                                                            Growth       Income      Resources    Resources    Resources
                                                          Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                           Class 3       Class 3      Class 1      Class 2      Class 3
                                                         ------------  -----------  -----------  -----------  ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $    781,993  $    17,554  $   550,759  $   118,425  $  1,521,732
   Mortality and expense risk and administrative
     charges                                               (1,337,608)     (58,392)    (330,918)     (80,657)   (1,037,002)
                                                         ------------  -----------  -----------  -----------  ------------
   Net investment income (loss)                              (555,615)     (40,838)     219,841       37,768       484,730
   Net realized gain (loss)                                 4,190,616       26,074   (3,190,622)    (564,982)   (6,523,463)
   Change in unrealized appreciation (depreciation) of
     investments                                           10,223,800      507,803    5,685,329    1,132,427    14,271,845
                                                         ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from operations          13,858,801      493,039    2,714,548      605,213     8,233,112
                                                         ------------  -----------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                   1,874,844    9,637,479       45,999       18,407       819,808
   Payments for contract benefits or terminations         (11,443,007)    (131,823)  (2,429,019)    (671,916)   (9,287,139)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,628,367)   1,897,832     (714,802)    (170,106)   (2,895,629)
   Contract maintenance charges                              (343,381)     (43,361)     (15,201)     (17,025)     (355,799)
   Adjustments to net assets allocated to contracts in
     payout period                                             (2,225)          --        1,092          139         1,160
                                                         ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (11,542,136)  11,360,127   (3,111,931)    (840,501)  (11,717,599)
                                                         ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets                           2,316,665   11,853,166     (397,383)    (235,288)   (3,484,487)
Net assets at beginning of period                          83,328,327      365,573   23,071,675    5,344,708    69,625,125
                                                         ------------  -----------  -----------  -----------  ------------
Net assets at end of period                              $ 85,644,992  $12,218,739  $22,674,292  $ 5,109,420  $ 66,140,638
                                                         ============  ===========  ===========  ===========  ============
Beginning units                                             2,396,140       36,876      589,517      141,328     4,084,353
Units issued                                                  179,199    1,080,504       22,554        6,973       569,869
Units redeemed                                               (442,558)     (42,024)    (100,776)     (28,588)   (1,173,193)
                                                         ------------  -----------  -----------  -----------  ------------
Ending units                                                2,132,781    1,075,356      511,295      119,713     3,481,029
                                                         ============  ===========  ===========  ===========  ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $    643,219  $        --  $   918,635  $   221,010  $  2,743,522
   Mortality and expense risk and administrative
     charges                                               (1,329,014)        (478)    (323,690)     (84,974)   (1,064,018)
                                                         ------------  -----------  -----------  -----------  ------------
   Net investment income (loss)                              (685,795)        (478)     594,945      136,036     1,679,504
   Net realized gain (loss)                                 3,077,335           46   (3,950,301)  (1,159,566)  (14,870,019)
   Capital gain distribution from mutual funds              5,963,604           --           --           --            --
   Change in unrealized appreciation (depreciation) of
     investments                                           (4,039,183)       1,771    8,654,751    2,332,768    29,909,722
                                                         ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from operations           4,315,961        1,339    5,299,395    1,309,238    16,719,207
                                                         ------------  -----------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                     583,001      342,457       68,245       10,960     1,107,053
   Payments for contract benefits or terminations          (9,684,596)        (297)  (2,306,022)    (545,980)   (6,695,363)
   Transfers between sub-accounts (including fixed
     account), net                                           (909,267)      22,074     (502,640)    (529,912)   (7,817,521)
   Contract maintenance charges                              (390,249)          --      (17,061)     (17,678)     (438,972)
   Adjustments to net assets allocated to contracts in
     payout period                                              3,130           --       (2,099)        (275)        1,521
                                                         ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (10,397,981)     364,234   (2,759,577)  (1,082,885)  (13,843,282)
                                                         ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets                          (6,082,020)     365,573    2,539,818      226,353     2,875,925
Net assets at beginning of period                          89,410,347           --   20,531,857    5,118,355    66,749,200
                                                         ------------  -----------  -----------  -----------  ------------
Net assets at end of period                              $ 83,328,327  $   365,573  $23,071,675  $ 5,344,708  $ 69,625,125
                                                         ============  ===========  ===========  ===========  ============
Beginning units                                             2,674,883           --      671,538      172,720     4,882,343
Units issued                                                  191,626       38,915       33,317        4,474       579,949
Units redeemed                                               (470,369)      (2,039)    (115,338)     (35,866)   (1,377,939)
                                                         ------------  -----------  -----------  -----------  ------------
Ending units                                                2,396,140       36,876      589,517      141,328     4,084,353
                                                         ============  ===========  ===========  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                        BlackRock
                                                                                  BlackRock  BlackRock   iShares   BlackRock
                                                                     BlackRock     iShares    iShares    Dynamic    iShares
                                                                       Global    Alternative  Dynamic     Fixed      Equity
                                                                     Allocation  Strategies  Allocation  Income   Appreciation
                                                                     V.I. Fund    V.I. Fund  V.I. Fund  V.I. Fund  V.I. Fund
                                                                     Class III    Class III  Class III  Class III  Class III
                                                                     ----------  ----------- ---------- --------- ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                         $   30,763  $   29,008   $ 11,633  $  6,313    $  2,696
   Mortality and expense risk and administrative charges                (30,193)    (13,561)    (6,317)   (2,956)     (1,901)
                                                                     ----------  ----------   --------  --------    --------
   Net investment income (loss)                                             570      15,447      5,316     3,357         795
   Net realized gain (loss)                                              11,093       6,950        358      (143)      2,593
   Capital gain distribution from mutual funds                           28,976          --         --        --          --
   Change in unrealized appreciation (depreciation) of investments      223,533      93,906     58,092     2,436      25,919
                                                                     ----------  ----------   --------  --------    --------
Increase (decrease) in net assets from operations                       264,172     116,303     63,766     5,650      29,307
                                                                     ----------  ----------   --------  --------    --------
From contract transactions:
   Payments received from contract owners                               483,336      48,252     53,555   148,062       8,601
   Payments for contract benefits or terminations                      (370,193)    (60,130)    (1,656)     (197)    (20,118)
   Transfers between sub-accounts (including fixed account), net         36,093      78,244    247,299    83,920      15,778
   Contract maintenance charges                                             (83)        (87)       (22)      (36)        (38)
                                                                     ----------  ----------   --------  --------    --------
Increase (decrease) in net assets from contract transactions            149,153      66,279    299,176   231,749       4,223
                                                                     ----------  ----------   --------  --------    --------
Increase (decrease) in net assets                                       413,325     182,582    362,942   237,399      33,530
Net assets at beginning of period                                     2,130,989   1,005,132    341,871   115,871     143,427
                                                                     ----------  ----------   --------  --------    --------
Net assets at end of period                                          $2,544,314  $1,187,714   $704,813  $353,270    $176,957
                                                                     ==========  ==========   ========  ========    ========
Beginning units                                                         219,791      98,350     34,361    11,664      14,686
Units issued                                                             50,485      18,284     29,423    24,643       2,628
Units redeemed                                                          (36,832)    (11,972)      (263)   (1,625)     (2,374)
                                                                     ----------  ----------   --------  --------    --------
Ending units                                                            233,444     104,662     63,521    34,682      14,940
                                                                     ==========  ==========   ========  ========    ========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                         $   26,050  $   25,328   $  6,481  $  1,946    $  2,117
   Mortality and expense risk and administrative charges                (26,977)    (10,003)    (3,833)     (969)     (1,418)
                                                                     ----------  ----------   --------  --------    --------
   Net investment income (loss)                                            (927)     15,325      2,648       977         699
   Net realized gain (loss)                                             (14,467)     (2,182)      (199)        5        (480)
   Change in unrealized appreciation (depreciation) of investments       66,086      13,453     13,461    (1,531)      9,717
                                                                     ----------  ----------   --------  --------    --------
Increase (decrease) in net assets from operations                        50,692      26,596     15,910      (549)      9,936
                                                                     ----------  ----------   --------  --------    --------
From contract transactions:
   Payments received from contract owners                                40,660      96,628      8,443    46,601      14,183
   Payments for contract benefits or terminations                       (66,614)    (12,440)        --        --        (802)
   Transfers between sub-accounts (including fixed account), net         70,054     264,398     28,915    20,742      28,859
   Contract maintenance charges                                             (91)        (77)       (20)      (35)        (23)
                                                                     ----------  ----------   --------  --------    --------
Increase (decrease) in net assets from contract transactions             44,009     348,509     37,338    67,308      42,217
                                                                     ----------  ----------   --------  --------    --------
Increase (decrease) in net assets                                        94,701     375,105     53,248    66,759      52,153
Net assets at beginning of period                                     2,036,288     630,027    288,623    49,112      91,274
                                                                     ----------  ----------   --------  --------    --------
Net assets at end of period                                          $2,130,989  $1,005,132   $341,871  $115,871    $143,427
                                                                     ==========  ==========   ========  ========    ========
Beginning units                                                         215,571      64,714     30,466     5,033      10,067
Units issued                                                             17,392      38,759      3,931     6,721       5,347
Units redeemed                                                          (13,172)     (5,123)       (36)      (90)       (728)
                                                                     ----------  ----------   --------  --------    --------
Ending units                                                            219,791      98,350     34,361    11,664      14,686
                                                                     ==========  ==========   ========  ========    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              Columbia VP  Columbia VP  Columbia VP   Columbia VP  Columbia VP
                                                                 Asset       Dividend     Emerging      Income      Large Cap
                                                               Allocation  Opportunity  Markets Bond Opportunities Growth Fund
                                                              Fund Class 1 Fund Class 1 Fund Class 2 Fund Class 1    Class 1
                                                              ------------ ------------ ------------ ------------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $ 13,019    $       --     $  218     $   722,111  $        --
   Mortality and expense risk and administrative charges         (12,003)      (28,439)       (50)       (197,792)    (403,431)
                                                                --------    ----------     ------     -----------  -----------
   Net investment income (loss)                                    1,016       (28,439)       168         524,319     (403,431)
   Net realized gain (loss)                                        7,557        54,744          7        (704,119)   1,063,284
   Capital gain distribution from mutual funds                       745            --         --              --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  93,321       193,957        226         761,771    5,040,894
                                                                --------    ----------     ------     -----------  -----------
Increase (decrease) in net assets from operations                102,639       220,262        401         581,971    5,700,747
                                                                --------    ----------     ------     -----------  -----------
From contract transactions:
   Payments received from contract owners                             --            --      2,680             688       22,495
   Payments for contract benefits or terminations                (21,886)      (74,668)        --      (1,347,039)  (3,805,001)
   Transfers between sub-accounts (including fixed
     account), net                                                 1,368        13,741        157      (1,135,440)    (859,305)
   Contract maintenance charges                                     (118)       (2,745)        (3)        (45,961)     (73,030)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --            --         --              --         (266)
                                                                --------    ----------     ------     -----------  -----------
Increase (decrease) in net assets from contract transactions     (20,636)      (63,672)     2,834      (2,527,752)  (4,715,107)
                                                                --------    ----------     ------     -----------  -----------
Increase (decrease) in net assets                                 82,003       156,590      3,235      (1,945,781)     985,640
Net assets at beginning of period                                749,358     1,758,478      2,111      13,688,680   23,434,619
                                                                --------    ----------     ------     -----------  -----------
Net assets at end of period                                     $831,361    $1,915,068     $5,346     $11,742,899  $24,420,259
                                                                ========    ==========     ======     ===========  ===========
Beginning units                                                   45,110       103,609        206         559,044    2,242,342
Units issued                                                          75         2,987        266          39,230       57,221
Units redeemed                                                    (1,270)       (6,430)        --        (140,540)    (446,083)
                                                                --------    ----------     ------     -----------  -----------
Ending units                                                      43,915       100,166        472         457,734    1,853,480
                                                                ========    ==========     ======     ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $ 16,979    $       --     $   89     $ 1,361,652  $        --
   Mortality and expense risk and administrative charges         (11,488)      (28,491)       (25)       (216,831)    (260,476)
                                                                --------    ----------     ------     -----------  -----------
   Net investment income (loss)                                    5,491       (28,491)        64       1,144,821     (260,476)
   Net realized gain (loss)                                       12,468       125,828         68        (550,855)     222,429
   Capital gain distribution from mutual funds                     8,561            --         --         568,113           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   1,114       110,959        150         (38,629)   1,093,619
                                                                --------    ----------     ------     -----------  -----------
Increase (decrease) in net assets from operations                 27,634       208,296        282       1,123,450    1,055,572
                                                                --------    ----------     ------     -----------  -----------
From contract transactions:
   Payments received from contract owners                             --            --         --           1,368        7,736
   Payments for contract benefits or terminations                (40,365)     (162,082)        --      (1,523,561)  (2,094,146)
   Transfers between sub-accounts (including fixed
     account), net                                                (9,752)     (133,489)       (85)      1,183,564   24,522,751
   Contract maintenance charges                                     (153)       (3,174)        (2)        (59,997)     (56,321)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --            --         --              --         (973)
                                                                --------    ----------     ------     -----------  -----------
Increase (decrease) in net assets from contract transactions     (50,270)     (298,745)       (87)       (398,626)  22,379,047
                                                                --------    ----------     ------     -----------  -----------
Increase (decrease) in net assets                                (22,636)      (90,449)       195         724,824   23,434,619
Net assets at beginning of period                                771,994     1,848,927      1,916      12,963,856           --
                                                                --------    ----------     ------     -----------  -----------
Net assets at end of period                                     $749,358    $1,758,478     $2,111     $13,688,680  $23,434,619
                                                                ========    ==========     ======     ===========  ===========
Beginning units                                                   48,225       122,000        206         577,730           --
Units issued                                                          56         1,963        245          94,801    5,779,756
Units redeemed                                                    (3,171)      (20,354)      (245)       (113,487)  (3,537,414)
                                                                --------    ----------     ------     -----------  -----------
Ending units                                                      45,110       103,609        206         559,044    2,242,342
                                                                ========    ==========     ======     ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 Columbia     Columbia     Columbia                    Columbia
                                                                VP Limited   VP Loomis    VP Mid Cap   Columbia VP     VP Small
                                                                 Duration      Sayles       Growth        Select       Company
                                                                  Credit       Growth    Opportunity  International     Growth
                                                               Fund Class 2 Fund Class 1 Fund Class 1 Equity Class 2 Fund Class 1
                                                               ------------ ------------ ------------ -------------- ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   3,765    $       --    $     --     $   25,967    $      --
   Mortality and expense risk and administrative charges           (1,192)      (29,362)     (5,905)       (20,942)     (11,249)
                                                                ---------    ----------    --------     ----------    ---------
   Net investment income (loss)                                     2,573       (29,362)     (5,905)         5,025      (11,249)
   Net realized gain (loss)                                        (1,092)       70,514      19,857         23,843       40,744
   Capital gain distribution from mutual funds                         --            --          --             --       39,755
   Change in unrealized appreciation (depreciation) of
     investments                                                     (829)      457,944      58,780        278,036      106,381
                                                                ---------    ----------    --------     ----------    ---------
Increase (decrease) in net assets from operations                     652       499,096      72,732        306,904      175,631
                                                                ---------    ----------    --------     ----------    ---------
From contract transactions:
   Payments received from contract owners                         233,688           200         148             --          149
   Payments for contract benefits or terminations                      --      (165,525)    (39,841)      (110,933)     (62,772)
   Transfers between sub-accounts (including fixed account),
     net                                                         (125,656)     (125,681)     (4,977)       (63,206)     (29,230)
   Contract maintenance charges                                        (2)       (2,110)       (110)        (2,129)        (325)
                                                                ---------    ----------    --------     ----------    ---------
Increase (decrease) in net assets from contract transactions      108,030      (293,116)    (44,780)      (176,268)     (92,178)
                                                                ---------    ----------    --------     ----------    ---------
Increase (decrease) in net assets                                 108,682       205,980      27,952        130,636       83,453
Net assets at beginning of period                                  26,949     1,691,351     362,690      1,275,309      677,629
                                                                ---------    ----------    --------     ----------    ---------
Net assets at end of period                                     $ 135,631    $1,897,331    $390,642     $1,405,945    $ 761,082
                                                                =========    ==========    ========     ==========    =========
Beginning units                                                     2,720       161,969      21,650        131,396       36,596
Units issued                                                       25,477            64         634            922          524
Units redeemed                                                    (14,562)      (23,289)     (3,035)       (16,663)      (4,813)
                                                                ---------    ----------    --------     ----------    ---------
Ending units                                                       13,635       138,744      19,249        115,655       32,307
                                                                =========    ==========    ========     ==========    =========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   5,794    $       --    $     --     $   14,221    $      --
   Mortality and expense risk and administrative charges           (1,163)      (17,697)     (6,571)       (13,357)     (10,782)
                                                                ---------    ----------    --------     ----------    ---------
   Net investment income (loss)                                     4,631       (17,697)     (6,571)           864      (10,782)
   Net realized gain (loss)                                        (2,201)        5,960      19,825        (21,362)      47,084
   Capital gain distribution from mutual funds                         --            --          --             --      140,124
   Change in unrealized appreciation (depreciation) of
     investments                                                    1,709        81,146     (10,590)       (16,582)    (102,660)
                                                                ---------    ----------    --------     ----------    ---------
Increase (decrease) in net assets from operations                   4,139        69,409       2,664        (37,080)      73,766
                                                                ---------    ----------    --------     ----------    ---------
From contract transactions:
   Payments received from contract owners                           1,400           133          --             --           --
   Payments for contract benefits or terminations                      --       (56,307)    (41,137)       (72,879)     (57,998)
   Transfers between sub-accounts (including fixed account),
     net                                                          (68,705)    1,679,656     (42,004)     1,386,944      (56,622)
   Contract maintenance charges                                        --        (1,540)       (120)        (1,676)        (438)
                                                                ---------    ----------    --------     ----------    ---------
Increase (decrease) in net assets from contract transactions      (67,305)    1,621,942     (83,261)     1,312,389     (115,058)
                                                                ---------    ----------    --------     ----------    ---------
Increase (decrease) in net assets                                 (63,166)    1,691,351     (80,597)     1,275,309      (41,292)
Net assets at beginning of period                                  90,115            --     443,287             --      718,921
                                                                ---------    ----------    --------     ----------    ---------
Net assets at end of period                                     $  26,949    $1,691,351    $362,690     $1,275,309    $ 677,629
                                                                =========    ==========    ========     ==========    =========
Beginning units                                                     9,468            --      26,926             --       43,151
Units issued                                                       11,830       337,514         673        285,277          390
Units redeemed                                                    (18,578)     (175,545)     (5,949)      (153,881)      (6,945)
                                                                ---------    ----------    --------     ----------    ---------
Ending units                                                        2,720       161,969      21,650        131,396       36,596
                                                                =========    ==========    ========     ==========    =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                    Goldman
                                                                                     Sachs       Goldman
                                                                                      VIT       Sachs VIT
                                             FTVIP                                   Global    Government
                                            Franklin                     FTVIP       Trends       Money
                                            Founding       FTVIP        Franklin   Allocation    Market
                                             Funds        Franklin     Strategic      Fund        Fund
                                         Allocation VIP  Income VIP    Income VIP   Service   Institutional
                                          Fund Class 2  Fund Class 2  Fund Class 2   Class       Shares
                                         -------------- ------------  ------------ ---------- -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                              $ 1,288,946   $  6,001,812   $   32,267   $   146      $    15
   Mortality and expense risk and
     administrative charges                  (735,243)    (2,204,545)     (12,525)     (454)          (8)
                                          -----------   ------------   ----------   -------      -------
   Net investment income (loss)               553,703      3,797,267       19,742      (308)           7
   Net realized gain (loss)                   111,394      1,361,085       (2,200)      106           --
   Capital gain distribution from
     mutual funds                           1,986,938             --           --     1,237           --
   Change in unrealized appreciation
     (depreciation) of investments          1,995,664      6,103,983       13,793     3,674           --
                                          -----------   ------------   ----------   -------      -------
Increase (decrease) in net assets from
  operations                                4,647,699     11,262,335       31,335     4,709            7
                                          -----------   ------------   ----------   -------      -------
From contract transactions:
   Payments received from contract
     owners                                 1,688,840      3,437,633      228,479     7,617       20,000
   Payments for contract benefits or
     terminations                          (4,892,391)   (17,381,572)     (13,000)   (1,004)      (9,170)
   Transfers between sub-accounts
     (including fixed account), net           429,261      5,049,856      294,633     3,107        9,136
   Contract maintenance charges              (303,051)      (739,844)         (49)       --           --
   Adjustments to net assets allocated
     to contracts in payout period                 47            135           --        --           --
                                          -----------   ------------   ----------   -------      -------
Increase (decrease) in net assets from
  contract transactions                    (3,077,294)    (9,633,792)     510,063     9,720       19,966
                                          -----------   ------------   ----------   -------      -------
Increase (decrease) in net assets           1,570,405      1,628,543      541,398    14,429       19,973
Net assets at beginning of period          46,566,420    144,932,320      630,437    38,529           --
                                          -----------   ------------   ----------   -------      -------
Net assets at end of period               $48,136,825   $146,560,863   $1,171,835   $52,958      $19,973
                                          ===========   ============   ==========   =======      =======
Beginning units                             3,615,670     10,442,843       63,662     3,937           --
Units issued                                  342,815      1,200,435       57,078     1,002        2,912
Units redeemed                               (573,257)    (1,876,429)      (6,577)     (102)        (919)
                                          -----------   ------------   ----------   -------      -------
Ending units                                3,385,228      9,766,849      114,163     4,837        1,993
                                          ===========   ============   ==========   =======      =======
For the Year Ended December 31, 2016
From operations:
   Dividends                              $ 1,817,755   $  6,822,816   $   20,838   $   102      $    --
   Mortality and expense risk and
     administrative charges                  (715,481)    (2,093,466)      (7,535)     (439)          --
                                          -----------   ------------   ----------   -------      -------
   Net investment income (loss)             1,102,274      4,729,350       13,303      (337)          --
   Net realized gain (loss)                (1,026,838)      (227,762)      (3,100)     (426)          --
   Capital gain distribution from
     mutual funds                           1,538,723             --           --        --           --
   Change in unrealized appreciation
     (depreciation) of investments          3,373,971     11,464,811       29,347     1,831           --
                                          -----------   ------------   ----------   -------      -------
Increase (decrease) in net assets from
  operations                                4,988,130     15,966,399       39,550     1,068           --
                                          -----------   ------------   ----------   -------      -------
From contract transactions:
   Payments received from contract
     owners                                   666,518      3,206,770       36,362        --           --
   Payments for contract benefits or
     terminations                          (4,367,386)   (12,927,714)     (19,538)   (4,796)          --
   Transfers between sub-accounts
     (including fixed account), net        (2,562,733)      (455,332)      32,177     2,616           --
   Contract maintenance charges              (360,116)      (934,806)         (56)       --           --
   Adjustments to net assets allocated
     to contracts in payout period                 --          1,046           --        --           --
                                          -----------   ------------   ----------   -------      -------
Increase (decrease) in net assets from
  contract transactions                    (6,623,717)   (11,110,036)      48,945    (2,180)          --
                                          -----------   ------------   ----------   -------      -------
Increase (decrease) in net assets          (1,635,587)     4,856,363       88,495    (1,112)          --
Net assets at beginning of period          48,202,007    140,075,957      541,942    39,641           --
                                          -----------   ------------   ----------   -------      -------
Net assets at end of period               $46,566,420   $144,932,320   $  630,437   $38,529      $    --
                                          ===========   ============   ==========   =======      =======
Beginning units                             4,171,986     11,333,252       58,383     4,209           --
Units issued                                  262,978      1,323,697        9,165       270           --
Units redeemed                               (819,294)    (2,214,106)      (3,886)     (542)          --
                                          -----------   ------------   ----------   -------      -------
Ending units                                3,615,670     10,442,843       63,662     3,937           --
                                          ===========   ============   ==========   =======      =======

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                Goldman
                                                                               Sachs VIT    Goldman                   Invesco
                                                                  Goldman        Multi-    Sachs VIT                    V.I.
                                                                 Sachs VIT      Strategy   Strategic                 Balanced-
                                                                 Government   Alternatives  Income     Invesco V.I.     Risk
                                                                Money Market   Portfolio     Fund        American    Allocation
                                                                Fund Service    Advisor     Advisor     Franchise       Fund
                                                                   Class         Class       Class    Fund Series II Series II
                                                                ------------  ------------ ---------  -------------- ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    261,049    $ 16,847   $   1,248   $        --    $ 22,081
   Mortality and expense risk and administrative charges            (711,891)     (9,942)     (1,930)     (305,483)     (6,012)
                                                                ------------    --------   ---------   -----------    --------
   Net investment income (loss)                                     (450,842)      6,905        (682)     (305,483)     16,069
   Net realized gain (loss)                                               --      (2,806)     (5,839)    1,598,108       6,957
   Capital gain distribution from mutual funds                            --          --          --     1,663,058      31,675
   Change in unrealized appreciation (depreciation) of
     investments                                                          --      27,806       1,471     1,286,440     (10,001)
                                                                ------------    --------   ---------   -----------    --------
Increase (decrease) in net assets from operations                   (450,842)     31,905      (5,050)    4,242,123      44,700
                                                                ------------    --------   ---------   -----------    --------
From contract transactions:
   Payments received from contract owners                         55,358,963      40,992          --     1,242,827      55,487
   Payments for contract benefits or terminations                (29,872,939)    (11,340)    (30,306)   (1,958,217)         --
   Transfers between sub-accounts (including fixed account),
     net                                                         (29,180,311)     40,590     (75,626)    1,029,582     198,777
   Contract maintenance charges                                     (434,261)        (54)         (9)      (67,545)        (30)
   Adjustments to net assets allocated to contracts in payout
     period                                                            1,618          --          --          (388)         --
                                                                ------------    --------   ---------   -----------    --------
Increase (decrease) in net assets from contract transactions      (4,126,930)     70,188    (105,941)      246,259     254,234
                                                                ------------    --------   ---------   -----------    --------
Increase (decrease) in net assets                                 (4,577,772)    102,093    (110,991)    4,488,382     298,934
Net assets at beginning of period                                 55,423,130     780,226     203,632    16,946,377     375,051
                                                                ------------    --------   ---------   -----------    --------
Net assets at end of period                                     $ 50,845,358    $882,319   $  92,641   $21,434,759    $673,985
                                                                ============    ========   =========   ===========    ========
Beginning units                                                    5,594,375      85,350      21,309       977,733      36,089
Units issued                                                      10,755,960      13,830       2,897       214,045      33,498
Units redeemed                                                   (11,175,502)     (6,304)    (14,196)     (207,054)    (10,298)
                                                                ------------    --------   ---------   -----------    --------
Ending units                                                       5,174,833      92,876      10,010       984,724      59,289
                                                                ============    ========   =========   ===========    ========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $     13,096    $  5,366   $   3,777   $        --    $    613
   Mortality and expense risk and administrative charges            (289,229)     (7,390)     (2,179)     (262,984)     (3,581)
                                                                ------------    --------   ---------   -----------    --------
   Net investment income (loss)                                     (276,133)     (2,024)      1,598      (262,984)     (2,968)
   Net realized gain (loss)                                               --      (4,828)       (652)    1,473,280      (1,473)
   Capital gain distribution from mutual funds                            --          --          --     1,569,179          --
   Change in unrealized appreciation (depreciation) of
     investments                                                          (6)      3,541      (1,650)   (2,691,178)     30,698
                                                                ------------    --------   ---------   -----------    --------
Increase (decrease) in net assets from operations                   (276,139)     (3,311)       (704)       88,297      26,257
                                                                ------------    --------   ---------   -----------    --------
From contract transactions:
   Payments received from contract owners                         47,299,295      66,222          --       433,802      78,858
   Payments for contract benefits or terminations                (10,674,884)    (30,301)    (14,204)   (1,782,075)     (4,792)
   Transfers between sub-accounts (including fixed account),
     net                                                          19,254,795     252,539      38,583       364,364      41,721
   Contract maintenance charges                                     (179,937)        (52)         (5)      (71,251)        (36)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --          --          --        (1,890)         --
                                                                ------------    --------   ---------   -----------    --------
Increase (decrease) in net assets from contract transactions      55,699,269     288,408      24,374    (1,057,050)    115,751
                                                                ------------    --------   ---------   -----------    --------
Increase (decrease) in net assets                                 55,423,130     285,097      23,670      (968,753)    142,008
Net assets at beginning of period                                         --     495,129     179,962    17,915,130     233,043
                                                                ------------    --------   ---------   -----------    --------
Net assets at end of period                                     $ 55,423,130    $780,226   $ 203,632   $16,946,377    $375,051
                                                                ============    ========   =========   ===========    ========
Beginning units                                                           --      53,719      18,829     1,044,100      24,709
Units issued                                                      12,937,882      36,710       4,014       142,706      12,698
Units redeemed                                                    (7,343,507)     (5,079)     (1,534)     (209,073)     (1,318)
                                                                ------------    --------   ---------   -----------    --------
Ending units                                                       5,594,375      85,350      21,309       977,733      36,089
                                                                ============    ========   =========   ===========    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                                                  Lord Abbett
                                                                                                      Lord Abbett    Fund
                                                                              Invesco V.I.  Ivy Funds  Fund Bond  Fundamental
                                                                Invesco V.I.   Growth and   VIP Asset  Debenture    Equity
                                                                Comstock Fund Income Fund   Strategy   Portfolio   Portfolio
                                                                  Series II    Series II     Class A   Class VC    Class VC
                                                                ------------- ------------  --------- ----------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $  6,264,619  $  5,888,589  $  5,382  $   46,512   $  2,764
   Mortality and expense risk and administrative charges          (4,908,726)   (7,005,253)   (3,983)    (12,172)    (2,260)
                                                                ------------  ------------  --------  ----------   --------
   Net investment income (loss)                                    1,355,893    (1,116,664)    1,399      34,340        504
   Net realized gain (loss)                                       24,934,181    13,490,780    (2,302)      3,679         28
   Capital gain distribution from mutual funds                    13,724,335    18,948,250        --      10,957     19,836
   Change in unrealized appreciation (depreciation) of
     investments                                                   7,335,555    21,395,277    53,489      29,255      3,267
                                                                ------------  ------------  --------  ----------   --------
Increase (decrease) in net assets from operations                 47,349,964    52,717,643    52,586      78,231     23,635
                                                                ------------  ------------  --------  ----------   --------
From contract transactions:
   Payments received from contract owners                          3,932,836     5,335,462     3,500     114,034     67,804
   Payments for contract benefits or terminations                (36,364,768)  (52,250,709)   (4,227)       (900)      (881)
   Transfers between sub-accounts (including fixed
     account), net                                                (4,794,829)    1,708,515   (17,723)    (31,169)    14,735
   Contract maintenance charges                                   (1,796,180)   (2,657,865)       (8)        (27)        (5)
   Adjustments to net assets allocated to contracts in payout
     period                                                            1,281        12,295        --          --         --
                                                                ------------  ------------  --------  ----------   --------
Increase (decrease) in net assets from contract transactions     (39,021,660)  (47,852,302)  (18,458)     81,938     81,653
                                                                ------------  ------------  --------  ----------   --------
Increase (decrease) in net assets                                  8,328,304     4,865,341    34,128     160,169    105,288
Net assets at beginning of period                                318,217,781   452,698,782   330,670     999,703    181,508
                                                                ------------  ------------  --------  ----------   --------
Net assets at end of period                                     $326,546,085  $457,564,123  $364,798  $1,159,872   $286,796
                                                                ============  ============  ========  ==========   ========
Beginning units                                                   16,979,208    21,778,769    38,574      93,065     16,046
Units issued                                                       1,230,030     1,419,017     1,292      16,143      6,929
Units redeemed                                                    (3,093,530)   (3,489,980)   (3,562)     (9,134)      (112)
                                                                ------------  ------------  --------  ----------   --------
Ending units                                                      15,115,708    19,707,806    36,304     100,074     22,863
                                                                ============  ============  ========  ==========   ========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $  4,075,137  $  3,925,393  $  1,558  $   44,828   $  2,159
   Mortality and expense risk and administrative charges          (4,755,983)   (6,842,621)   (3,278)     (8,006)    (1,957)
                                                                ------------  ------------  --------  ----------   --------
   Net investment income (loss)                                     (680,846)   (2,917,228)   (1,720)     36,822        202
   Net realized gain (loss)                                       23,468,692    11,531,380   (20,356)     (4,312)      (848)
   Capital gain distribution from mutual funds                    24,498,328    41,536,787        --          --      3,505
   Change in unrealized appreciation (depreciation) of
     investments                                                  (2,796,659)   22,762,703    11,156      28,070     22,233
                                                                ------------  ------------  --------  ----------   --------
Increase (decrease) in net assets from operations                 44,489,515    72,913,642   (10,920)     60,580     25,092
                                                                ------------  ------------  --------  ----------   --------
From contract transactions:
Payments received from contract owners                             8,150,112     8,861,758    91,736     483,232         --
   Payments for contract benefits or terminations                (29,134,102)  (43,690,190)  (17,876)    (21,999)    (1,018)
   Transfers between sub-accounts (including fixed
     account), net                                               (22,042,847)  (36,041,692)  (22,257)     41,769    (13,053)
   Contract maintenance charges                                   (2,152,145)   (3,150,009)       (7)        (28)        (5)
   Adjustments to net assets allocated to contracts in payout
     period                                                           (4,247)       (6,951)       --          --         --
                                                                ------------  ------------  --------  ----------   --------
Increase (decrease) in net assets from contract transactions     (45,183,229)  (74,027,084)   51,596     502,974    (14,076)
                                                                ------------  ------------  --------  ----------   --------
Increase (decrease) in net assets                                   (693,714)   (1,113,442)   40,676     563,554     11,016
Net assets at beginning of period                                318,911,495   453,812,224   289,994     436,149    170,492
                                                                ------------  ------------  --------  ----------   --------
Net assets at end of period                                     $318,217,781  $452,698,782  $330,670  $  999,703   $181,508
                                                                ============  ============  ========  ==========   ========
Beginning units                                                   19,495,530    25,455,167    32,456      45,171     17,254
Units issued                                                       1,340,204     1,634,979    13,177      60,344        523
Units redeemed                                                    (3,856,526)   (5,311,377)   (7,059)    (12,450)    (1,731)
                                                                ------------  ------------  --------  ----------   --------
Ending units                                                      16,979,208    21,778,769    38,574      93,065     16,046
                                                                ============  ============  ========  ==========   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                            Neuberger
                                                                                                             Berman
                                                                                                               AMT
                                                                                                Morgan      Absolute
                                                                                             Stanley VIF     Return
                                                     Lord Abbett   Lord Abbett  Lord Abbett     Global       Multi-
                                                     Fund Growth    Fund Mid    Fund Short  Infrastructure   Manager
                                                     and Income     Cap Stock    Duration    Portfolio II     Fund
                                                   Portfolio Class  Portfolio    Portfolio     Class II    Portfolio S
                                                         VC         Class VC     Class VC       Shares        Class
                                                   --------------- -----------  ----------- -------------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                        $  2,591,640   $   105,100  $   40,430    $   21,352    $     --
   Mortality and expense risk and administrative
     charges                                          (3,106,046)     (282,710)    (11,646)      (11,698)    (10,008)
                                                    ------------   -----------  ----------    ----------    --------
   Net investment income (loss)                         (514,406)     (177,610)     28,784         9,654     (10,008)
   Net realized gain (loss)                           13,795,851     1,197,792        (634)       (8,776)     (3,565)
   Capital gain distribution from mutual funds        19,176,082     1,697,256          --        46,458          --
   Change in unrealized appreciation
     (depreciation) of investments                   (10,556,806)   (1,781,674)    (20,076)       56,333      58,262
                                                    ------------   -----------  ----------    ----------    --------
Increase (decrease) in net assets from operations     21,900,721       935,764       8,074       103,669      44,689
                                                    ------------   -----------  ----------    ----------    --------
From contract transactions:
   Payments received from contract owners              1,255,008        82,758     339,645        91,727      12,648
   Payments for contract benefits or terminations    (23,728,834)   (1,974,399)    (28,657)      (34,715)    (11,247)
   Transfers between sub-accounts (including
     fixed account), net                                (376,336)     (605,819)     64,702        88,390      34,843
   Contract maintenance charges                       (1,162,903)      (12,233)       (127)         (138)        (58)
   Adjustments to net assets allocated to
     contracts in payout period                            1,815             4          --            --          --
                                                    ------------   -----------  ----------    ----------    --------
Increase (decrease) in net assets from contract
  transactions                                       (24,011,250)   (2,509,689)    375,563       145,264      36,186
                                                    ------------   -----------  ----------    ----------    --------
Increase (decrease) in net assets                     (2,110,529)   (1,573,925)    383,637       248,933      80,875
Net assets at beginning of period                    201,147,166    19,014,948     831,951       832,603     791,223
                                                    ------------   -----------  ----------    ----------    --------
Net assets at end of period                         $199,036,637   $17,441,023  $1,215,588    $1,081,536    $872,098
                                                    ============   ===========  ==========    ==========    ========
Beginning units                                       11,722,972       848,772      82,407        86,395      86,558
Units issued                                             637,414        30,003      54,955        23,917      10,258
Units redeemed                                        (1,935,816)     (138,765)    (18,033)       (9,591)     (6,303)
                                                    ------------   -----------  ----------    ----------    --------
Ending units                                          10,424,570       740,010     119,329       100,721      90,513
                                                    ============   ===========  ==========    ==========    ========
For the Year Ended December 31, 2016
From operations:
   Dividends                                        $  2,927,707   $    91,216  $   20,984    $   11,100    $     --
   Mortality and expense risk and administrative
     charges                                          (3,130,366)     (284,318)    (10,060)       (7,132)     (7,438)
                                                    ------------   -----------  ----------    ----------    --------
   Net investment income (loss)                         (202,659)     (193,102)     10,924         3,968      (7,438)
   Net realized gain (loss)                           13,287,380     1,004,680      (9,723)       (9,244)     (2,512)
   Capital gain distribution from mutual funds         2,686,053     1,040,475          --        32,179       3,809
Change in unrealized appreciation (depreciation)
  of investments                                      12,894,539       673,019      16,510        25,417      (2,289)
                                                    ------------   -----------  ----------    ----------    --------
Increase (decrease) in net assets from operations     28,665,313     2,525,072      17,711        52,320      (8,430)
                                                    ------------   -----------  ----------    ----------    --------
From contract transactions:
   Payments received from contract owners              1,375,108        62,813      62,347       236,345      59,972
   Payments for contract benefits or terminations    (20,735,758)   (2,464,715)    (32,333)      (24,676)    (10,897)
   Transfers between sub-accounts (including
     fixed account), net                             (13,342,204)     (149,312)   (119,065)      190,803     273,259
   Contract maintenance charges                       (1,408,472)      (13,713)        (90)          (84)        (56)
   Adjustments to net assets allocated to
     contracts in payout period                             (758)         (218)         --            --          --
                                                    ------------   -----------  ----------    ----------    --------
Increase (decrease) in net assets from contract
  transactions                                       (34,112,084)   (2,565,145)    (89,141)      402,388     322,278
                                                    ------------   -----------  ----------    ----------    --------
Increase (decrease) in net assets                     (5,446,771)      (40,073)    (71,430)      454,708     313,848
Net assets at beginning of period                    206,593,937    19,055,021     903,381       377,895     477,375
                                                    ------------   -----------  ----------    ----------    --------
Net assets at end of period                         $201,147,166   $19,014,948  $  831,951    $  832,603    $791,223
                                                    ============   ===========  ==========    ==========    ========
Beginning units                                       13,843,406       975,144      91,371        44,845      51,274
Units issued                                             446,368        27,045      37,585        48,832      37,571
Units redeemed                                        (2,566,802)     (153,417)    (46,549)       (7,282)     (2,287)
                                                    ------------   -----------  ----------    ----------    --------
Ending units                                          11,722,972       848,772      82,407        86,395      86,558
                                                    ============   ===========  ==========    ==========    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                               PIMCO
                                                                                VIT
                                                                     PIMCO   Emerging
                                                                    VIT All   Markets    PIMCO VIT        PVC           PVC
                                                                     Asset     Bond    Unconstrained  Diversified   Diversified
                                                                   Portfolio Portfolio     Bond      International International
                                                                    Advisor   Advisor    Portfolio      Account       Account
                                                                     Class     Class   Advisor Class    Class 1       Class 2
                                                                   --------- --------- ------------- ------------- -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $  1,554  $  8,191    $ 13,514      $  15,503     $   4,891
   Mortality and expense risk and administrative charges               (377)   (1,938)    (10,318)       (12,239)       (5,713)
                                                                   --------  --------    --------      ---------     ---------
   Net investment income (loss)                                       1,177     6,253       3,196          3,264          (822)
   Net realized gain (loss)                                             214       100         777         15,239        35,494
   Change in unrealized appreciation (depreciation) of
     investments                                                      2,564     5,959      24,778        181,687        49,440
                                                                   --------  --------    --------      ---------     ---------
Increase (decrease) in net assets from operations                     3,955    12,312      28,751        200,190        84,112
                                                                   --------  --------    --------      ---------     ---------
From contract transactions:
   Payments received from contract owners                                --    36,096      85,807             --            --
   Payments for contract benefits or terminations                        --        --     (16,452)       (70,880)     (112,943)
   Transfers between sub-accounts (including fixed account), net     (8,093)    9,792      57,529        (19,022)      (10,161)
   Contract maintenance charges                                          --        (7)       (105)        (1,272)         (144)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --        --          --              1            --
                                                                   --------  --------    --------      ---------     ---------
Increase (decrease) in net assets from contract transactions         (8,093)   45,881     126,779        (91,173)     (123,248)
                                                                   --------  --------    --------      ---------     ---------
Increase (decrease) in net assets                                    (4,138)   58,193     155,530        109,017       (39,136)
Net assets at beginning of period                                    40,334   132,663     737,334        767,571       362,771
                                                                   --------  --------    --------      ---------     ---------
Net assets at end of period                                        $ 36,196  $190,856    $892,864      $ 876,588     $ 323,635
                                                                   ========  ========    ========      =========     =========
Beginning units                                                       4,141    12,726      73,697        104,876        52,785
Units issued                                                             42     6,462      15,385             73           210
Units redeemed                                                         (859)   (2,317)     (2,984)       (10,722)      (16,020)
                                                                   --------  --------    --------      ---------     ---------
Ending units                                                          3,324    16,871      86,098         94,227        36,975
                                                                   ========  ========    ========      =========     =========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                       $    639  $  3,468    $  9,674      $  18,462     $   7,600
   Mortality and expense risk and administrative charges               (132)     (823)     (7,543)       (12,118)       (5,886)
                                                                   --------  --------    --------      ---------     ---------
   Net investment income (loss)                                         507     2,645       2,131          6,344         1,714
   Net realized gain (loss)                                          (2,216)     (865)     (2,392)          (466)        4,344
   Change in unrealized appreciation (depreciation) of
     investments                                                      2,659    (1,422)     23,942        (21,119)      (11,960)
                                                                   --------  --------    --------      ---------     ---------
Increase (decrease) in net assets from operations                       950       358      23,681        (15,241)       (5,902)
                                                                   --------  --------    --------      ---------     ---------
From contract transactions:
   Payments received from contract owners                            31,705   100,853     115,061             --            --
   Payments for contract benefits or terminations                        --    (4,332)    (38,034)      (175,569)      (10,666)
   Transfers between sub-accounts (including fixed account), net    (10,463)   (5,351)    275,630        (24,210)       (2,202)
   Contract maintenance charges                                          --        (8)        (79)        (1,625)         (157)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --        --          --              3            --
                                                                   --------  --------    --------      ---------     ---------
Increase (decrease) in net assets from contract transactions         21,242    91,162     352,578       (201,401)      (13,025)
                                                                   --------  --------    --------      ---------     ---------
Increase (decrease) in net assets                                    22,192    91,520     376,259       (216,642)      (18,927)
Net assets at beginning of period                                    18,142    41,143     361,075        984,213       381,698
                                                                   --------  --------    --------      ---------     ---------
Net assets at end of period                                        $ 40,334  $132,663    $737,334      $ 767,571     $ 362,771
                                                                   ========  ========    ========      =========     =========
Beginning units                                                       2,077     4,344      37,305        132,854        54,686
Units issued                                                          3,966    10,462      44,556            975         1,170
Units redeemed                                                       (1,902)   (2,080)     (8,164)       (28,953)       (3,071)
                                                                   --------  --------    --------      ---------     ---------
Ending units                                                          4,141    12,726      73,697        104,876        52,785
                                                                   ========  ========    ========      =========     =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                              PVC         PVC
                                                                                           Government  Government
                                                                                             & High      & High
                                                                 PVC Equity    PVC Equity   Quality     Quality
                                                                   Income        Income       Bond        Bond    PVC Income
                                                                Account Class   Account     Account     Account    Account
                                                                      1         Class 2     Class 1     Class 2    Class 1
                                                                ------------- -----------  ----------  ---------- ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $   306,047  $   164,224  $   97,480   $ 31,309  $  174,407
   Mortality and expense risk and administrative charges            (203,021)    (133,506)    (37,154)   (13,499)    (58,638)
                                                                 -----------  -----------  ----------   --------  ----------
   Net investment income (loss)                                      103,026       30,718      60,326     17,810     115,769
   Net realized gain (loss)                                          728,266      569,213     (23,701)    (2,488)     23,094
   Capital gain distribution from mutual funds                       657,825      393,331          --         --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                     948,600      462,435     (28,211)   (15,980)      3,516
                                                                 -----------  -----------  ----------   --------  ----------
Increase (decrease) in net assets from operations                  2,437,717    1,455,697       8,414       (658)    142,379
                                                                 -----------  -----------  ----------   --------  ----------
From contract transactions:
   Payments received from contract owners                              7,256      (60,846)        550         --          --
   Payments for contract benefits or terminations                 (1,592,772)  (1,187,047)   (352,111)   (52,221)   (316,365)
   Transfers between sub-accounts (including fixed account),
     net                                                            (313,977)     (92,813)    (75,056)    (3,728)    (75,700)
   Contract maintenance charges                                      (17,208)     (18,923)     (1,337)      (405)     (6,126)
   Adjustments to net assets allocated to contracts in payout
     period                                                              169           --         122         --          33
                                                                 -----------  -----------  ----------   --------  ----------
Increase (decrease) in net assets from contract transactions      (1,916,532)  (1,359,629)   (427,832)   (56,354)   (398,158)
                                                                 -----------  -----------  ----------   --------  ----------
Increase (decrease) in net assets                                    521,185       96,068    (419,418)   (57,012)   (255,779)
Net assets at beginning of period                                 13,498,791    8,425,726   2,572,503    868,977   4,140,656
                                                                 -----------  -----------  ----------   --------  ----------
Net assets at end of period                                      $14,019,976  $ 8,521,794  $2,153,085   $811,965  $3,884,877
                                                                 ===========  ===========  ==========   ========  ==========
Beginning units                                                      808,983      540,798     303,754    107,931     388,160
Units issued                                                           2,567        5,143      11,475      1,053       5,120
Units redeemed                                                      (108,686)     (85,216)    (62,493)    (8,003)    (41,729)
                                                                 -----------  -----------  ----------   --------  ----------
Ending units                                                         702,864      460,725     252,736    100,981     351,551
                                                                 ===========  ===========  ==========   ========  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $   363,947  $   212,563  $   98,295   $ 29,883  $  197,854
   Mortality and expense risk and administrative charges            (196,822)    (135,354)    (43,585)   (15,948)    (64,376)
                                                                 -----------  -----------  ----------   --------  ----------
   Net investment income (loss)                                      167,125       77,209      54,710     13,935     133,478
   Net realized gain (loss)                                          601,940      444,177       6,904      3,893      45,977
   Capital gain distribution from mutual funds                       667,847      431,330         482        153          --
   Change in unrealized appreciation (depreciation) of
     investments                                                     315,287      132,576     (47,268)   (18,566)     12,740
                                                                 -----------  -----------  ----------   --------  ----------
Increase (decrease) in net assets from operations                  1,752,199    1,085,292      14,828       (585)    192,195
                                                                 -----------  -----------  ----------   --------  ----------
From contract transactions:
   Payments received from contract owners                                756       60,846         450      9,298          --
   Payments for contract benefits or terminations                 (1,486,667)    (898,258)   (670,834)   (73,378)   (567,469)
   Transfers between sub-accounts (including fixed account),
     net                                                            (487,246)    (507,759)    272,743    141,213     (46,717)
   Contract maintenance charges                                      (22,876)     (19,809)     (1,760)      (489)     (8,415)
   Adjustments to net assets allocated to contracts in payout
     period                                                              162           --         165         --          31
                                                                 -----------  -----------  ----------   --------  ----------
Increase (decrease) in net assets from contract transactions      (1,995,871)  (1,364,980)   (399,236)    76,644    (622,570)
                                                                 -----------  -----------  ----------   --------  ----------
Increase (decrease) in net assets                                   (243,672)    (279,688)   (384,408)    76,059    (430,375)
Net assets at beginning of period                                 13,742,463    8,705,414   2,956,911    792,918   4,571,031
                                                                 -----------  -----------  ----------   --------  ----------
Net assets at end of period                                      $13,498,791  $ 8,425,726  $2,572,503   $868,977  $4,140,656
                                                                 ===========  ===========  ==========   ========  ==========
Beginning units                                                      938,574      634,532     349,519     98,474     446,081
Units issued                                                          13,964        5,722      35,296     51,104      18,296
Units redeemed                                                      (143,555)     (99,456)    (81,061)   (41,647)    (76,217)
                                                                 -----------  -----------  ----------   --------  ----------
Ending units                                                         808,983      540,798     303,754    107,931     388,160
                                                                 ===========  ===========  ==========   ========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                      PVC       PVC
                                                                                    LargeCap  LargeCap                PVC Mid
                                                                       PVC Income    Growth    Growth     PVC Mid    Cap Blend
                                                                        Account     Account   Account    Cap Blend   Acct Class
                                                                        Class 2     Class 1   Class 2   Acct Class 1     2
                                                                       ----------  ---------  --------  ------------ ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                           $   77,867  $   2,243  $    699   $   10,432  $   2,415
   Mortality and expense risk and administrative charges                  (29,579)    (8,585)   (7,171)     (28,871)   (11,484)
                                                                       ----------  ---------  --------   ----------  ---------
   Net investment income (loss)                                            48,288     (6,342)   (6,472)     (18,439)    (9,069)
   Net realized gain (loss)                                                16,655     18,546    14,472       85,878     13,472
   Capital gain distribution from mutual funds                                 --         --        --      126,388     48,699
   Change in unrealized appreciation (depreciation) of investments         (3,896)   152,903   117,311      212,181     95,299
                                                                       ----------  ---------  --------   ----------  ---------
Increase (decrease) in net assets from operations                          61,047    165,107   125,311      406,008    148,401
                                                                       ----------  ---------  --------   ----------  ---------
From contract transactions:
   Payments received from contract owners                                      --         --        --          360         --
   Payments for contract benefits or terminations                        (201,445)   (25,815)  (14,105)    (177,425)   (20,973)
   Transfers between sub-accounts (including fixed account), net          (64,456)     3,918       651      (15,786)    12,235
   Contract maintenance charges                                              (863)      (214)      (82)      (2,327)      (216)
   Adjustments to net assets allocated to contracts in payout period            2         --        --           31         --
                                                                       ----------  ---------  --------   ----------  ---------
Increase (decrease) in net assets from contract transactions             (266,762)   (22,111)  (13,536)    (195,147)    (8,954)
                                                                       ----------  ---------  --------   ----------  ---------
Increase (decrease) in net assets                                        (205,715)   142,996   111,775      210,861    139,447
Net assets at beginning of period                                       2,034,448    506,909   390,805    1,795,986    637,942
                                                                       ----------  ---------  --------   ----------  ---------
Net assets at end of period                                            $1,828,733  $ 649,905  $502,580   $2,006,847  $ 777,389
                                                                       ==========  =========  ========   ==========  =========
Beginning units                                                           200,256     46,464    37,831       85,276     32,010
Units issued                                                                2,847        482       486           97        607
Units redeemed                                                            (28,730)    (2,130)   (1,587)      (8,304)      (992)
                                                                       ----------  ---------  --------   ----------  ---------
Ending units                                                              174,373     44,816    36,730       77,069     31,625
                                                                       ==========  =========  ========   ==========  =========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                           $  100,078  $   1,503  $    312   $    7,560  $     879
   Mortality and expense risk and administrative charges                  (34,727)    (8,254)   (6,322)     (27,711)   (10,513)
                                                                       ----------  ---------  --------   ----------  ---------
   Net investment income (loss)                                            65,351     (6,751)   (6,010)     (20,151)    (9,634)
   Net realized gain (loss)                                                22,774     57,067     8,754      118,604     80,072
   Capital gain distribution from mutual funds                                 --         --        --      303,940    103,578
   Change in unrealized appreciation (depreciation) of investments          1,226    (90,107)  (31,405)    (247,617)  (125,290)
                                                                       ----------  ---------  --------   ----------  ---------
Increase (decrease) in net assets from operations                          89,351    (39,791)  (28,661)     154,776     48,726
                                                                       ----------  ---------  --------   ----------  ---------
From contract transactions:
   Payments received from contract owners                                      --         --        --          360         --
   Payments for contract benefits or terminations                        (333,676)   (28,944)  (12,221)    (195,700)   (75,021)
   Transfers between sub-accounts (including fixed account), net           63,144    (92,647)   11,114     (108,754)  (122,316)
   Contract maintenance charges                                              (934)      (233)      (94)      (2,674)      (259)
   Adjustments to net assets allocated to contracts in payout period            3         --        --           54         --
                                                                       ----------  ---------  --------   ----------  ---------
Increase (decrease) in net assets from contract transactions             (271,463)  (121,824)   (1,201)    (306,714)  (197,596)
                                                                       ----------  ---------  --------   ----------  ---------
Increase (decrease) in net assets                                        (182,112)  (161,615)  (29,862)    (151,938)  (148,870)
Net assets at beginning of period                                       2,216,560    668,524   420,667    1,947,924    786,812
                                                                       ----------  ---------  --------   ----------  ---------
Net assets at end of period                                            $2,034,448  $ 506,909  $390,805   $1,795,986  $ 637,942
                                                                       ==========  =========  ========   ==========  =========
Beginning units                                                           226,558     57,254    37,927      100,415     42,728
Units issued                                                                6,416        201     1,108           72          8
Units redeemed                                                            (32,718)   (10,991)   (1,204)     (15,211)   (10,726)
                                                                       ----------  ---------  --------   ----------  ---------
Ending units                                                              200,256     46,464    37,831       85,276     32,010
                                                                       ==========  =========  ========   ==========  =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                     PVC
                                                                   PVC Principal  Principal    PVC Real   PVC Real
                                                                      Capital      Capital      Estate     Estate     PVC SAM
                                                                   Appreciation  Appreciation Securities Securities  Balanced
                                                                      Account      Account     Account    Account    Portfolio
                                                                      Class 1      Class 2     Class 1    Class 2     Class 1
                                                                   ------------- ------------ ---------- ---------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                        $   127,054   $   21,397   $  6,821   $  3,982  $   672,971
   Mortality and expense risk and administrative charges               (148,787)     (32,701)    (5,585)    (4,213)    (492,748)
                                                                    -----------   ----------   --------   --------  -----------
   Net investment income (loss)                                         (21,733)     (11,304)     1,236       (231)     180,223
   Net realized gain (loss)                                             214,666       28,188     23,687      4,857      171,647
   Capital gain distribution from mutual funds                               --           --     37,330     26,050      740,788
   Change in unrealized appreciation (depreciation) of
     investments                                                      1,591,666      333,704    (33,596)   (11,552)   2,970,226
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from operations                     1,784,599      350,588     28,657     19,124    4,062,884
                                                                    -----------   ----------   --------   --------  -----------
From contract transactions:
   Payments received from contract owners                                 1,284           --         --         --      167,353
   Payments for contract benefits or terminations                      (914,794)    (118,884)   (32,601)    (6,202)  (3,952,846)
   Transfers between sub-accounts (including fixed account), net        (70,537)       8,401    (16,166)    17,778      (31,734)
   Contract maintenance charges                                         (10,562)        (951)      (804)      (302)     (14,579)
   Adjustments to net assets allocated to contracts in payout
     period                                                                 103           --         --         --           41
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from contract transactions           (994,506)    (111,434)   (49,571)    11,274   (3,831,765)
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets                                       790,093      239,154    (20,914)    30,398      231,119
Net assets at beginning of period                                     9,859,066    1,942,782    421,391    250,660   32,182,335
                                                                    -----------   ----------   --------   --------  -----------
Net assets at end of period                                         $10,649,159   $2,181,936   $400,477   $281,058  $32,413,454
                                                                    ===========   ==========   ========   ========  ===========
Beginning units                                                         440,632       92,625     13,147      8,136    2,170,674
Units issued                                                              1,914          867        437        576       14,486
Units redeemed                                                          (42,675)      (5,785)    (2,005)      (205)    (254,892)
                                                                    -----------   ----------   --------   --------  -----------
Ending units                                                            399,871       87,707     11,579      8,507    1,930,268
                                                                    ===========   ==========   ========   ========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                        $   110,524   $   17,035   $  6,267   $  3,061  $   690,125
   Mortality and expense risk and administrative charges               (143,389)     (31,245)    (6,473)    (3,918)    (502,175)
                                                                    -----------   ----------   --------   --------  -----------
   Net investment income (loss)                                         (32,865)     (14,210)      (206)      (857)     187,950
   Net realized gain (loss)                                              80,141       22,345     30,224     12,952       (3,147)
   Capital gain distribution from mutual funds                           74,970       14,590     38,237     20,894    1,989,903
   Change in unrealized appreciation (depreciation) of
     investments                                                        567,237      113,278    (48,672)   (23,665)    (502,658)
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from operations                       689,483      136,003     19,583      9,324    1,672,048
                                                                    -----------   ----------   --------   --------  -----------
From contract transactions:
   Payments received from contract owners                                 1,284       13,289         --         --        1,590
   Payments for contract benefits or terminations                    (1,181,420)    (271,882)   (57,281)   (10,298)  (3,311,431)
   Transfers between sub-accounts (including fixed account), net       (222,565)     (41,933)       663      2,481     (325,555)
   Contract maintenance charges                                         (13,669)      (1,198)      (934)      (364)     (19,020)
   Adjustments to net assets allocated to contracts in payout
     period                                                                  85           --         --         --           35
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from contract transactions         (1,416,285)    (301,724)   (57,552)    (8,181)  (3,654,381)
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets                                      (726,802)    (165,721)   (37,969)     1,143   (1,982,333)
Net assets at beginning of period                                    10,585,868    2,108,503    459,360    249,517   34,164,668
                                                                    -----------   ----------   --------   --------  -----------
Net assets at end of period                                         $ 9,859,066   $1,942,782   $421,391   $250,660  $32,182,335
                                                                    ===========   ==========   ========   ========  ===========
Beginning units                                                         508,754      107,657     14,969      8,414    2,421,383
Units issued                                                              6,190        1,404        411        479       12,628
Units redeemed                                                          (74,312)     (16,436)    (2,233)      (757)    (263,337)
                                                                    -----------   ----------   --------   --------  -----------
Ending units                                                            440,632       92,625     13,147      8,136    2,170,674
                                                                    ===========   ==========   ========   ========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             PVC SAM      PVC SAM      PVC SAM      PVC SAM
                                                                PVC SAM    Conservative Conservative Conservative Conservative
                                                               Balanced      Balanced     Balanced      Growth       Growth
                                                               Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                                Class 2      Class 1      Class 2      Class 1      Class 2
                                                              -----------  ------------ ------------ ------------ ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   568,069   $   86,954  $    87,071  $   264,080  $   221,229
   Mortality and expense risk and administrative charges         (463,508)     (46,200)     (56,753)    (263,404)    (268,636)
                                                              -----------   ----------  -----------  -----------  -----------
   Net investment income (loss)                                   104,561       40,754       30,318          676      (47,407)
   Net realized gain (loss)                                       216,520       22,205       23,802      472,352      311,658
   Capital gain distribution from mutual funds                    699,787       33,023       36,056      370,263      360,807
   Change in unrealized appreciation (depreciation) of
     investments                                                2,564,012      195,347      226,303    1,965,270    2,073,225
                                                              -----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               3,584,880      291,329      316,479    2,808,561    2,698,283
                                                              -----------   ----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           4,400           33          (32)       1,883       58,133
   Payments for contract benefits or terminations              (4,091,723)    (189,300)    (477,421)  (1,921,534)  (2,209,844)
   Transfers between sub-accounts (including fixed
     account), net                                                136,596       (3,831)     201,330     (250,453)    (151,925)
   Contract maintenance charges                                   (41,748)      (1,496)      (1,814)      (9,885)     (38,139)
   Adjustments to net assets allocated to contracts in
     payout period                                                      1          180           94            1           --
                                                              -----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (3,992,474)    (194,414)    (277,843)  (2,179,988)  (2,341,775)
                                                              -----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets                                (407,594)      96,915       38,636      628,573      356,508
Net assets at beginning of period                              28,981,100    3,038,294    3,437,949   16,493,154   16,542,913
                                                              -----------   ----------  -----------  -----------  -----------
Net assets at end of period                                   $28,573,506   $3,135,209  $ 3,476,585  $17,121,727  $16,899,421
                                                              ===========   ==========  ===========  ===========  ===========
Beginning units                                                 2,043,509      290,260      334,936    1,063,647    1,119,781
Units issued                                                       54,058          105       19,861        3,793       14,041
Units redeemed                                                   (316,158)     (17,435)     (37,251)    (130,941)    (160,921)
                                                              -----------   ----------  -----------  -----------  -----------
Ending units                                                    1,781,409      272,930      317,546      936,499      972,901
                                                              ===========   ==========  ===========  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   554,714   $   78,942  $    82,831  $   236,520  $   202,217
   Mortality and expense risk and administrative charges         (471,407)     (48,149)     (60,395)    (253,946)    (271,849)
                                                              -----------   ----------  -----------  -----------  -----------
   Net investment income (loss)                                    83,307       30,793       22,436      (17,426)     (69,632)
   Net realized gain (loss)                                        14,168       42,381       57,631      200,134      282,738
   Capital gain distribution from mutual funds                  1,816,335      118,544      138,185      866,995      892,770
   Change in unrealized appreciation (depreciation) of
     investments                                                 (525,962)     (38,455)     (48,976)    (219,234)    (278,753)
                                                              -----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               1,387,848      153,263      169,276      830,469      827,123
                                                              -----------   ----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                         133,694      113,982      232,979        2,583        7,915
   Payments for contract benefits or terminations              (3,734,690)    (639,935)  (1,051,313)  (1,525,394)  (2,345,305)
   Transfers between sub-accounts (including fixed
     account), net                                               (286,708)     (57,297)    (108,644)     (78,412)      23,516
   Contract maintenance charges                                   (49,396)      (1,932)      (2,316)     (10,465)     (41,135)
   Adjustments to net assets allocated to contracts in
     payout period                                                      2       (1,616)      (3,552)           2           --
                                                              -----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (3,937,098)    (586,798)    (932,846)  (1,611,686)  (2,355,009)
                                                              -----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets                              (2,549,250)    (433,535)    (763,570)    (781,217)  (1,527,886)
Net assets at beginning of period                              31,530,350    3,471,829    4,201,519   17,274,371   18,070,799
                                                              -----------   ----------  -----------  -----------  -----------
Net assets at end of period                                   $28,981,100   $3,038,294  $ 3,437,949  $16,493,154  $16,542,913
                                                              ===========   ==========  ===========  ===========  ===========
Beginning units                                                 2,331,940      347,189      430,461    1,172,681    1,284,667
Units issued                                                       86,543       12,692       24,860       10,084       17,735
Units redeemed                                                   (374,974)     (69,621)    (120,385)    (119,118)    (182,621)
                                                              -----------   ----------  -----------  -----------  -----------
Ending units                                                    2,043,509      290,260      334,936    1,063,647    1,119,781
                                                              ===========   ==========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  PVC SAM      PVC SAM     PVC SAM     PVC SAM   PVC Short-
                                                                 Flexible     Flexible    Strategic   Strategic     Term
                                                                  Income       Income      Growth      Growth      Income
                                                                 Portfolio    Portfolio   Portfolio   Portfolio   Account
                                                                  Class 1      Class 2     Class 1     Class 2    Class 1
                                                                -----------  ----------  ----------  ----------  ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   197,363  $  184,793  $   58,829  $   82,579  $   25,374
   Mortality and expense risk and administrative charges            (90,014)    (95,103)    (59,977)   (111,247)    (21,392)
                                                                -----------  ----------  ----------  ----------  ----------
   Net investment income (loss)                                     107,349      89,690      (1,148)    (28,668)      3,982
   Net realized gain (loss)                                          52,972      74,748      30,009     176,629      (2,247)
   Capital gain distribution from mutual funds                       42,666      43,079     113,387     186,047          --
   Change in unrealized appreciation (depreciation) of
     investments                                                    188,094     173,494     613,429     919,741       8,022
                                                                -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                   391,081     381,011     755,677   1,253,749       9,757
                                                                -----------  ----------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                               960          --         753       3,397     367,484
   Payments for contract benefits or terminations                  (673,647)   (981,320)   (802,765)   (718,266)   (112,143)
   Transfers between sub-accounts (including fixed account),
     net                                                              5,351      55,573     148,892     (35,958)    (19,900)
   Contract maintenance charges                                      (3,269)     (2,265)     (1,459)    (16,339)       (914)
   Adjustments to net assets allocated to contracts in payout
     period                                                             324           2           1          --          58
                                                                -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions       (670,281)   (928,010)   (654,578)   (767,166)    234,585
                                                                -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets                                  (279,200)   (546,999)    101,099     486,583     244,342
Net assets at beginning of period                                 6,036,946   6,504,225   3,730,405   6,563,683   1,357,068
                                                                -----------  ----------  ----------  ----------  ----------
Net assets at end of period                                     $ 5,757,746  $5,957,226  $3,831,504  $7,050,266  $1,601,410
                                                                ===========  ==========  ==========  ==========  ==========
Beginning units                                                     509,471     573,433     219,047     407,450     177,800
Units issued                                                          1,265      12,961      64,498       9,955      50,059
Units redeemed                                                      (54,810)    (93,260)    (96,605)    (52,851)    (17,381)
                                                                -----------  ----------  ----------  ----------  ----------
Ending units                                                        455,926     493,134     186,940     364,554     210,478
                                                                ===========  ==========  ==========  ==========  ==========
For the Year Ended December 31, 2016
   From operations:
   Dividends                                                    $   205,588  $  203,730  $   53,906  $   81,150  $   29,339
   Mortality and expense risk and administrative charges            (99,036)   (103,131)    (58,503)   (108,436)    (18,847)
                                                                -----------  ----------  ----------  ----------  ----------
   Net investment income (loss)                                     106,552     100,599      (4,597)    (27,286)     10,492
   Net realized gain (loss)                                          94,564      28,005    (143,292)     79,277       2,888
   Capital gain distribution from mutual funds                      120,128     129,205     202,267     366,611          --
   Change in unrealized appreciation (depreciation) of
     investments                                                     44,864      59,828     114,934    (140,623)    (10,050)
                                                                -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                   366,108     317,637     169,312     277,979       3,330
                                                                -----------  ----------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                               960          --         753       2,703         350
   Payments for contract benefits or terminations                (1,429,040)   (496,255)   (378,635)   (557,313)   (277,242)
   Transfers between sub-accounts (including fixed account),
     net                                                            101,563     (33,257)   (279,265)   (224,715)    939,294
   Contract maintenance charges                                      (3,495)     (2,452)     (2,033)    (17,647)     (1,063)
   Adjustments to net assets allocated to contracts in payout
     period                                                             303           2           2          --          56
                                                                -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions     (1,329,709)   (531,962)   (659,178)   (796,972)    661,395
                                                                -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets                                  (963,601)   (214,325)   (489,866)   (518,993)    664,725
Net assets at beginning of period                                 7,000,547   6,718,550   4,220,271   7,082,676     692,343
                                                                -----------  ----------  ----------  ----------  ----------
Net assets at end of period                                     $ 6,036,946  $6,504,225  $3,730,405  $6,563,683  $1,357,068
                                                                ===========  ==========  ==========  ==========  ==========
Beginning units                                                     621,141     622,664     258,928     458,021      90,686
Units issued                                                          8,702       5,892      29,586       2,079     124,611
Units redeemed                                                     (120,372)    (55,123)    (69,467)    (52,650)    (37,497)
                                                                -----------  ----------  ----------  ----------  ----------
Ending units                                                        509,471     573,433     219,047     407,450     177,800
                                                                ===========  ==========  ==========  ==========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                PVC Short-    PVC       PVC        SST SA         SST SA
                                                                   Term    Small Cap Small Cap   Allocation     Allocation
                                                                  Income     Blend     Blend      Balanced        Growth
                                                                 Account    Account   Account  Portfolio Class  Portfolio
                                                                 Class 2    Class 1   Class 2         3          Class 3
                                                                ---------- --------- --------- --------------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $  16,052  $  2,708  $    574   $  2,084,852   $   528,565
   Mortality and expense risk and administrative charges          (14,954)  (11,438)   (6,229)    (1,937,195)     (585,235)
                                                                ---------  --------  --------   ------------   -----------
   Net investment income (loss)                                     1,098    (8,730)   (5,655)       147,657       (56,670)
   Net realized gain (loss)                                         1,108     3,739     1,503       (854,823)      655,333
   Capital gain distribution from mutual funds                         --        --        --      4,323,554     1,231,320
   Change in unrealized appreciation (depreciation) of
     investments                                                     (145)   81,225    44,169      7,535,457     4,029,145
                                                                ---------  --------  --------   ------------   -----------
Increase (decrease) in net assets from operations                   2,061    76,234    40,017     11,151,845     5,859,128
                                                                ---------  --------  --------   ------------   -----------
From contract transactions:
   Payments received from contract owners                              --        33        --      5,180,675    23,640,084
   Payments for contract benefits or terminations                (192,890)  (19,867)  (26,942)   (13,907,435)   (2,425,021)
   Transfers between sub-accounts (including fixed account),
     net                                                            2,347   (26,235)    7,883      2,614,802     3,145,716
   Contract maintenance charges                                    (1,300)     (540)     (234)      (860,714)     (212,072)
   Adjustments to net assets allocated to contracts in payout
     period                                                           895        20        --             --            --
                                                                ---------  --------  --------   ------------   -----------
Increase (decrease) in net assets from contract transactions     (190,948)  (46,589)  (19,293)    (6,972,672)   24,148,707
                                                                ---------  --------  --------   ------------   -----------
Increase (decrease) in net assets                                (188,887)   29,645    20,724      4,179,173    30,007,835
Net assets at beginning of period                                 965,232   716,661   386,646    129,162,151    27,253,677
                                                                ---------  --------  --------   ------------   -----------
Net assets at end of period                                     $ 776,345  $746,306  $407,370   $133,341,324   $57,261,512
                                                                =========  ========  ========   ============   ===========
Beginning units                                                   132,546    57,427    32,325      9,119,217     1,856,917
Units issued                                                          475       300       675      1,911,616     1,733,265
Units redeemed                                                    (26,811)   (3,815)   (2,311)    (2,415,882)     (264,782)
                                                                ---------  --------  --------   ------------   -----------
Ending units                                                      106,210    53,912    30,689      8,614,951     3,325,400
                                                                =========  ========  ========   ============   ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $  18,602  $  1,677  $    278   $  2,432,469   $   452,599
   Mortality and expense risk and administrative charges          (14,471)  (10,440)   (5,785)    (1,997,053)     (398,231)
                                                                ---------  --------  --------   ------------   -----------
   Net investment income (loss)                                     4,131    (8,763)   (5,507)       435,416        54,368
   Net realized gain (loss)                                         3,104   (10,165)   (5,013)       349,651       750,047
   Capital gain distribution from mutual funds                         --    28,623    15,306     12,079,127       620,384
   Change in unrealized appreciation (depreciation) of
     investments                                                   (6,007)   86,363    47,057     (8,087,739)     (373,724)
                                                                ---------  --------  --------   ------------   -----------
Increase (decrease) in net assets from operations                   1,228    96,058    51,843      4,776,455     1,051,075
                                                                ---------  --------  --------   ------------   -----------
From contract transactions:
   Payments received from contract owners                              --        33        --      3,946,817     2,332,034
   Payments for contract benefits or terminations                (140,327)  (49,159)  (27,386)   (13,045,873)   (2,349,411)
   Transfers between sub-accounts (including fixed account),
     net                                                          437,575   (24,864)  (17,925)       697,022      (257,009)
   Contract maintenance charges                                      (980)     (644)     (306)    (1,122,293)     (144,545)
   Adjustments to net assets allocated to contracts in payout
     period                                                           976        17        --             --            --
                                                                ---------  --------  --------   ------------   -----------
Increase (decrease) in net assets from contract transactions      297,244   (74,617)  (45,617)    (9,524,327)     (418,931)
                                                                ---------  --------  --------   ------------   -----------
Increase (decrease) in net assets                                 298,472    21,441     6,226     (4,747,872)      632,144
Net assets at beginning of period                                 666,760   695,220   380,420    133,910,023    26,621,533
                                                                ---------  --------  --------   ------------   -----------
Net assets at end of period                                     $ 965,232  $716,661  $386,646   $129,162,151   $27,253,677
                                                                =========  ========  ========   ============   ===========
Beginning units                                                    91,701    64,235    36,662      9,808,347     1,891,628
Units issued                                                       74,154       113        82        779,671       322,262
Units redeemed                                                    (33,309)   (6,921)   (4,419)    (1,468,801)     (356,973)
                                                                ---------  --------  --------   ------------   -----------
Ending units                                                      132,546    57,427    32,325      9,119,217     1,856,917
                                                                =========  ========  ========   ============   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                SST SA
                                                                                 Mult-       SST SA
                                        SST SA                    SST Asset     Managed       Mult-
                                      Allocation      SST SA     Allocation   Diversified    Managed
                                       Moderate     Allocation   Diversified     Fixed    International
                                        Growth       Moderate      Growth       Income       Equity
                                      Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                       Class 3       Class 3       Class 3      Class 3      Class 3
                                     ------------  ------------  -----------  ----------- -------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $  2,937,506  $  2,674,718  $   298,209   $  4,853     $  6,876
   Mortality and expense risk and
     administrative charges            (3,028,091)   (2,696,528)    (110,989)    (1,904)      (3,640)
                                     ------------  ------------  -----------   --------     --------
   Net investment income (loss)           (90,585)      (21,810)     187,220      2,949        3,236
   Net realized gain (loss)             1,831,306     1,587,836       60,594        (95)       1,955
   Capital gain distribution from
     mutual funds                       6,737,330     3,983,161    1,568,322        509           --
   Change in unrealized
     appreciation (depreciation)
     of investments                    16,842,172    14,223,734     (325,497)      (258)      61,092
                                     ------------  ------------  -----------   --------     --------
Increase (decrease) in net assets
  from operations                      25,320,223    19,772,921    1,490,639      3,105       66,283
                                     ------------  ------------  -----------   --------     --------
From contract transactions:
   Payments received from contract
     owners                            12,673,790     9,314,652   20,840,295    125,212       46,086
   Payments for contract benefits
     or terminations                  (14,651,721)  (15,826,863)    (764,294)        --           --
   Transfers between sub-accounts
     (including fixed account), net     3,862,378       102,255    2,635,142      9,243       36,859
   Contract maintenance charges        (1,455,681)   (1,266,646)     (76,880)        (7)         (15)
   Adjustments to net assets
     allocated to contracts in
     payout period                             --        (1,880)          --         --           --
                                     ------------  ------------  -----------   --------     --------
Increase (decrease) in net assets
  from contract transactions              428,766    (7,678,482)  22,634,263    134,448       82,930
                                     ------------  ------------  -----------   --------     --------
Increase (decrease) in net assets      25,748,989    12,094,439   24,124,902    137,553      149,213
Net assets at beginning of period     187,803,555   176,012,657      363,204    117,253      229,722
                                     ------------  ------------  -----------   --------     --------
Net assets at end of period          $213,552,544  $188,107,096  $24,488,106   $254,806     $378,935
                                     ============  ============  ===========   ========     ========
Beginning units                        13,266,860    12,342,311       35,541     11,676       25,297
Units issued                            1,748,960     1,458,317    2,127,878     16,229       10,328
Units redeemed                         (1,725,850)   (1,992,364)    (148,095)    (2,906)      (2,119)
                                     ------------  ------------  -----------   --------     --------
Ending units                           13,289,970    11,808,264    2,015,324     24,999       33,506
                                     ============  ============  ===========   ========     ========
For the Year Ended December 31,
  2016
From operations:
   Dividends                         $  3,318,364  $  3,081,714  $     2,297   $  1,132     $  3,609
   Mortality and expense risk and
     administrative charges            (2,852,337)   (2,642,451)      (2,097)    (1,195)      (2,458)
                                     ------------  ------------  -----------   --------     --------
   Net investment income (loss)           466,027       439,263          200        (63)       1,151
   Net realized gain (loss)             2,369,642     1,988,076         (921)        (2)        (280)
   Capital gain distribution from
     mutual funds                      25,342,152    18,083,194       31,458        930           --
   Change in unrealized
     appreciation (depreciation)
     of investments                   (20,821,160)  (13,822,790)     (16,136)      (248)      (4,101)
                                     ------------  ------------  -----------   --------     --------
Increase (decrease) in net assets
  from operations                       7,356,661     6,687,743       14,601        617       (3,230)
                                     ------------  ------------  -----------   --------     --------
From contract transactions:
   Payments received from contract
     owners                             6,278,015     5,658,648      138,519     12,425        6,250
   Payments for contract benefits
     or terminations                  (13,789,310)  (14,717,883)      (2,083)        --           --
   Transfers between sub-accounts
     (including fixed account), net    (3,625,496)   (1,267,196)      87,587     36,007       10,319
   Contract maintenance charges        (1,794,408)   (1,640,138)         (34)        --           (5)
   Adjustments to net assets
     allocated to contracts in
     payout period                             --        (8,250)          --         --           --
                                     ------------  ------------  -----------   --------     --------
Increase (decrease) in net assets
  from contract transactions          (12,931,199)  (11,974,819)     223,989     48,432       16,564
                                     ------------  ------------  -----------   --------     --------
Increase (decrease) in net assets      (5,574,538)   (5,287,076)     238,590     49,049       13,334
Net assets at beginning of period     193,378,093   181,299,733      124,614     68,204      216,388
                                     ------------  ------------  -----------   --------     --------
Net assets at end of period          $187,803,555  $176,012,657  $   363,204   $117,253     $229,722
                                     ============  ============  ===========   ========     ========
Beginning units                        14,224,508    13,221,703       13,112      6,915       23,474
Units issued                              848,406       948,274       23,225      4,787        1,824
Units redeemed                         (1,806,054)   (1,827,666)        (796)       (26)          (1)
                                     ------------  ------------  -----------   --------     --------
Ending units                           13,266,860    12,342,311       35,541     11,676       25,297
                                     ============  ============  ===========   ========     ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        SST SA    SST SA    SST SA
                                                                         Mult-     Mult-     Mult-                    SST SA
                                                                        Managed   Managed   Managed      SST SA      Columbia
                                                                       Large Cap Large Cap  Mid Cap    Wellington     Focused
                                                                        Growth     Value    Growth     Real Return    Growth
                                                                       Portfolio Portfolio Portfolio Portfolio Class Portfolio
                                                                        Class 3   Class 3   Class 3         3         Class 3
                                                                       --------- --------- --------- --------------- ---------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                           $    335  $  2,870  $     --   $  6,530,234   $     --
   Mortality and expense risk and administrative charges                 (1,499)   (1,773)   (4,109)    (4,500,613)    (1,066)
                                                                       --------  --------  --------   ------------   --------
   Net investment income (loss)                                          (1,164)    1,097    (4,109)     2,029,621     (1,066)
   Net realized gain (loss)                                               1,898       676     1,048     (1,300,361)      (334)
   Capital gain distribution from mutual funds                            7,723    11,613    34,324             --         --
   Change in unrealized appreciation (depreciation) of investments       15,811     3,041    44,295        569,668     20,544
                                                                       --------  --------  --------   ------------   --------
Increase (decrease) in net assets from operations                        24,268    16,427    75,558      1,298,928     19,144
                                                                       --------  --------  --------   ------------   --------
From contract transactions:
   Payments received from contract owners                                24,530    16,720    16,556      7,357,090      4,466
   Payments for contract benefits or terminations                       (12,338)   (3,857)  (13,114)   (29,615,533)      (681)
   Transfers between sub-accounts (including fixed account), net         30,216    11,653     4,508     28,484,787    113,294
   Contract maintenance charges                                             (27)      (12)      (29)    (2,457,923)       (15)
   Adjustments to net assets allocated to contracts in payout period         --        --        --          1,381         --
                                                                       --------  --------  --------   ------------   --------
Increase (decrease) in net assets from contract transactions             42,381    24,504     7,921      3,769,802    117,064
                                                                       --------  --------  --------   ------------   --------
Increase (decrease) in net assets                                        66,649    40,931    83,479      5,068,730    136,208
Net assets at beginning of period                                        80,367   117,223   302,355    299,204,645     43,676
                                                                       --------  --------  --------   ------------   --------
Net assets at end of period                                            $147,016  $158,154  $385,834   $304,273,375   $179,884
                                                                       --------  --------  --------   ------------   --------
Beginning units                                                           7,720    10,958    28,632     26,513,148      4,724
Units issued                                                              5,169     3,075     2,894      4,902,146     10,152
Units redeemed                                                           (1,751)     (922)   (2,102)    (4,597,364)      (250)
                                                                       --------  --------  --------   ------------   --------
Ending units                                                             11,138    13,111    29,424     26,817,930     14,626
                                                                       --------  --------  --------   ------------   --------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                           $    152  $  1,669  $     --   $         --   $     --
   Mortality and expense risk and administrative charges                 (1,060)   (1,478)   (3,412)    (4,420,847)      (306)
                                                                       --------  --------  --------   ------------   --------
   Net investment income (loss)                                            (908)      191    (3,412)    (4,420,847)      (306)
   Net realized gain (loss)                                              (1,663)     (174)   (1,182)    (1,597,721)       (96)
   Capital gain distribution from mutual funds                            2,447     3,830    16,502             --      6,271
   Change in unrealized appreciation (depreciation) of investments          454    11,274    (2,016)    12,186,761     (9,412)
                                                                       --------  --------  --------   ------------   --------
Increase (decrease) in net assets from operations                           330    15,121     9,892      6,168,193     (3,543)
                                                                       --------  --------  --------   ------------   --------
From contract transactions:
   Payments received from contract owners                                   800     6,592        --      8,802,529     16,205
   Payments for contract benefits or terminations                        (3,782)   (3,290)   (3,768)   (22,971,891)      (110)
   Transfers between sub-accounts (including fixed account), net         (4,298)   (5,294)    5,159     19,027,850      2,479
   Contract maintenance charges                                             (12)      (23)      (29)    (3,039,504)        --
   Adjustments to net assets allocated to contracts in payout period         --        --        --            (41)        --
                                                                       --------  --------  --------   ------------   --------
Increase (decrease) in net assets from contract transactions             (7,292)   (2,015)    1,362      1,818,943     18,574
                                                                       --------  --------  --------   ------------   --------
Increase (decrease) in net assets                                        (6,962)   13,106    11,254      7,987,136     15,031
Net assets at beginning of period                                        87,329   104,117   291,101    291,217,509     28,645
                                                                       --------  --------  --------   ------------   --------
Net assets at end of period                                            $ 80,367  $117,223  $302,355   $299,204,645   $ 43,676
                                                                       --------  --------  --------   ------------   --------
Beginning units                                                           8,467    11,052    28,478     26,378,012      2,785
Units issued                                                                538       828     1,002      4,160,716      1,951
Units redeemed                                                           (1,285)     (922)     (848)    (4,025,580)       (12)
                                                                       --------  --------  --------   ------------   --------
Ending units                                                              7,720    10,958    28,632     26,513,148      4,724
                                                                       --------  --------  --------   ------------   --------

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                  SST SA             SST SA T.
                                                                        SST SA    Multi-    SST SA     Rowe
                                                                       Columbia   Managed   Multi-     Price
                                                                        Focused   Mid Cap   Managed   Growth
                                                                         Value     Value   Small Cap   Stock     SAST Invesco
                                                                       Portfolio Portfolio Portfolio Portfolio     VCP Value
                                                                        Class 3   Class 3   Class 3   Class 3  Portfolio Class 3
                                                                       --------- --------- --------- --------- -----------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                            $ 1,037  $  3,234  $    232  $     --   $    9,996,609
   Mortality and expense risk and administrative charges                   (840)   (3,490)   (2,087)   (2,865)     (15,889,853)
                                                                        -------  --------  --------  --------   --------------
   Net investment income (loss)                                             197      (256)   (1,855)   (2,865)      (5,893,244)
   Net realized gain (loss)                                                 122     1,657     2,563    (3,947)       5,010,423
   Capital gain distribution from mutual funds                            2,206    38,635    14,538    32,966               --
   Change in unrealized appreciation (depreciation) of investments       10,580    (7,710)   (2,121)   37,895       94,402,174
                                                                        -------  --------  --------  --------   --------------
Increase (decrease) in net assets from operations                        13,105    32,326    13,125    64,049       93,519,353
                                                                        -------  --------  --------  --------   --------------
From contract transactions:
   Payments received from contract owners                                 5,388    13,829     3,358    43,592      134,593,200
   Payments for contract benefits or terminations                          (914)   (6,202)  (18,371)       --      (44,538,581)
   Transfers between sub-accounts (including fixed account), net          8,187   (16,363)   33,643   (82,425)     129,399,961
   Contract maintenance charges                                             (35)      (19)      (12)      (21)     (10,407,412)
   Adjustments to net assets allocated to contracts in payout period         --        --        --        --            1,324
                                                                        -------  --------  --------  --------   --------------
Increase (decrease) in net assets from contract transactions             12,626    (8,755)   18,618   (38,854)     209,048,492
                                                                        -------  --------  --------  --------   --------------
Increase (decrease) in net assets                                        25,731    23,571    31,743    25,195      302,567,845
Net assets at beginning of period                                        57,717   307,756   140,730   249,967      962,839,411
                                                                        -------  --------  --------  --------   --------------
Net assets at end of period                                             $83,448  $331,327  $172,473  $275,162   $1,265,407,256
                                                                        =======  ========  ========  ========   ==============
Beginning units                                                           5,080    28,179    14,191    21,527       78,488,067
Units issued                                                              1,140     4,403     5,115     3,776       23,570,056
Units redeemed                                                             (103)   (5,439)   (5,559)   (6,451)      (6,988,545)
                                                                        -------  --------  --------  --------   --------------
Ending units                                                              6,117    27,143    13,747    18,852       95,069,578
                                                                        =======  ========  ========  ========   ==============
For the Year Ended December 31, 2016
From operations:
   Dividends                                                            $   524  $  2,577  $     --  $     --   $    5,315,284
   Mortality and expense risk and administrative charges                   (547)   (3,232)   (1,376)   (3,213)     (11,459,841)
                                                                        -------  --------  --------  --------   --------------
   Net investment income (loss)                                             (23)     (655)   (1,376)   (3,213)      (6,144,557)
   Net realized gain (loss)                                                 (29)   (5,195)  (22,036)    1,632        6,699,203
   Capital gain distribution from mutual funds                            4,642     5,964     2,413    26,025           93,254
   Change in unrealized appreciation (depreciation) of investments        3,351    38,778    21,730   (13,098)      78,520,067
                                                                        -------  --------  --------  --------   --------------
Increase (decrease) in net assets from operations                         7,941    38,892       731    11,346       79,167,967
                                                                        -------  --------  --------  --------   --------------
From contract transactions:
   Payments received from contract owners                                 4,533    32,402     2,070    20,510      177,689,723
   Payments for contract benefits or terminations                            --   (16,782)     (121)  (12,332)     (26,866,059)
   Transfers between sub-accounts (including fixed account), net              3    31,388    34,435   (48,653)     100,299,699
   Contract maintenance charges                                             (24)      (37)      (10)      (77)      (9,719,076)
   Adjustments to net assets allocated to contracts in payout period         --        --        --        --             (758)
                                                                        -------  --------  --------  --------   --------------
Increase (decrease) in net assets from contract transactions              4,512    46,971    36,374   (40,552)     241,403,529
                                                                        -------  --------  --------  --------   --------------
Increase (decrease) in net assets                                        12,453    85,863    37,105   (29,206)     320,571,496
Net assets at beginning of period                                        45,264   221,893   103,625   279,173      642,267,915
                                                                        -------  --------  --------  --------   --------------
Net assets at end of period                                             $57,717  $307,756  $140,730  $249,967   $  962,839,411
                                                                        =======  ========  ========  ========   ==============
Beginning units                                                           4,667    23,282    10,444    25,580       56,711,476
Units issued                                                                416     7,465     4,333     5,178       32,729,988
Units redeemed                                                               (3)   (2,568)     (586)   (9,231)     (10,953,397)
                                                                        -------  --------  --------  --------   --------------
Ending units                                                              5,080    28,179    14,191    21,527       78,488,067
                                                                        =======  ========  ========  ========   ==============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                              SAST SA AB    SAST SA AB
                                      SAST SA AB    SAST SA AB   SAST SA AB   Small & Mid   Small & Mid
                                        Growth        Growth       Growth      Cap Value     Cap Value
                                      Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                       Class 1       Class 2      Class 3       Class 2       Class 3
                                     ------------  -----------  ------------  -----------  ------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $     61,304  $        --  $         --  $    30,914  $    569,067
   Mortality and expense risk and
     administrative charges            (2,569,195)    (291,324)   (1,648,044)    (219,042)   (6,369,349)
                                     ------------  -----------  ------------  -----------  ------------
   Net investment income (loss)        (2,507,891)    (291,324)   (1,648,044)    (188,128)   (5,800,282)
   Net realized gain (loss)             9,129,978    1,825,786     9,315,310      564,203    13,367,243
   Capital gain distribution from
     mutual funds                      11,780,545    1,313,163     7,426,436    1,268,092    38,325,120
   Change in unrealized
     appreciation (depreciation)
     of investments                    25,467,008    2,017,535    12,196,462     (186,475)   (2,552,273)
                                     ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations                      43,869,640    4,865,160    27,290,164    1,457,692    43,339,808
                                     ------------  -----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract
     owners                               403,905       40,487     2,340,162       65,466     4,312,368
   Payments for contract benefits
     or terminations                  (15,944,412)  (2,143,793)  (14,189,377)  (1,789,709)  (46,734,843)
   Transfers between sub-accounts
     (including fixed account), net    (3,596,529)    (349,985)   (5,488,585)     (33,961)   21,516,460
   Contract maintenance charges           (98,618)     (40,107)     (365,755)     (34,783)   (2,509,990)
   Adjustments to net assets
     allocated to contracts in
     payout period                         (2,440)        (462)       (4,254)         857         2,972
                                     ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions          (19,238,094)  (2,493,860)  (17,707,809)  (1,792,130)  (23,413,033)
                                     ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets      24,631,546    2,371,300     9,582,355     (334,438)   19,926,775
Net assets at beginning of period     153,724,858   17,516,431    98,137,751   14,606,638   397,805,951
                                     ------------  -----------  ------------  -----------  ------------
Net assets at end of period          $178,356,404  $19,887,731  $107,720,106  $14,272,200  $417,732,726
                                     ============  ===========  ============  ===========  ============
Beginning units                         2,525,631      294,065     2,620,315      411,577    15,477,739
Units issued                               27,064        9,333       271,468       19,182     1,479,060
Units redeemed                           (296,626)     (45,987)     (600,049)     (69,304)   (2,816,058)
                                     ------------  -----------  ------------  -----------  ------------
Ending units                            2,256,069      257,411     2,291,734      361,455    14,140,741
                                     ============  ===========  ============  ===========  ============
For the Year Ended December 31,
  2016
From operations:
   Dividends                         $    332,332  $     7,111  $         --  $    33,499  $    528,058
   Mortality and expense risk and
     administrative charges            (2,433,375)    (279,240)   (1,591,322)    (221,131)   (6,265,010)
                                     ------------  -----------  ------------  -----------  ------------
   Net investment income (loss)        (2,101,043)    (272,129)   (1,591,322)    (187,632)   (5,736,952)
   Net realized gain (loss)             8,800,779    1,676,073     8,842,705      551,588    (6,275,470)
   Capital gain distribution from
     mutual funds                      20,506,552    2,339,959    13,248,069      709,615    20,181,179
   Change in unrealized
     appreciation (depreciation)
     of investments                   (25,468,022)  (3,621,267)  (19,699,844)   1,891,095    59,092,629
                                     ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations                       1,738,266      122,636       799,608    2,964,666    67,261,386
                                     ------------  -----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract
     owners                               767,038       25,599     3,299,960       31,804     4,252,610
   Payments for contract benefits
     or terminations                  (16,713,620)  (2,427,989)  (14,774,459)  (2,033,842)  (36,651,234)
   Transfers between sub-accounts
     (including fixed account), net    (3,099,261)     107,439       209,617     (426,192)  (40,792,589)
   Contract maintenance charges          (112,439)     (43,156)     (416,147)     (36,465)   (3,129,801)
   Adjustments to net assets
     allocated to contracts in
     payout period                         18,981          178         2,058       (1,009)       (6,017)
                                     ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions          (19,139,301)  (2,337,929)  (11,678,971)  (2,465,704)  (76,327,031)
                                     ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets     (17,401,035)  (2,215,293)  (10,879,363)     498,962    (9,065,645)
Net assets at beginning of period     171,125,893   19,731,724   109,017,114   14,107,676   406,871,596
                                     ------------  -----------  ------------  -----------  ------------
Net assets at end of period          $153,724,858  $17,516,431  $ 98,137,751  $14,606,638  $397,805,951
                                     ============  ===========  ============  ===========  ============
Beginning units                         2,846,827      334,856     2,765,013      488,367    18,508,751
Units issued                               86,575       13,025       553,885       24,194     1,113,305
Units redeemed                           (407,771)     (53,816)     (698,583)    (100,984)   (4,144,317)
                                     ------------  -----------  ------------  -----------  ------------
Ending units                            2,525,631      294,065     2,620,315      411,577    15,477,739
                                     ============  ===========  ============  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                            SAST SA
                                                            American      SAST SA         SAST SA
                                                  SST SA     Funds       American        American
                                       SST SA   Allocation   Asset      Funds Asset    Funds Global
                                     Allocation  Moderate  Allocation   Allocation        Growth
                                      Moderate    Growth   Portfolio  Portfolio Class Portfolio Class
                                      Class 1    Class 1    Class 1          3               3
                                     ---------- ---------- ---------- --------------- ---------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                          $    --    $    91    $    --    $  3,218,472    $  3,660,332
   Mortality and expense risk and
     administrative charges                (2)        (7)       (20)     (5,325,100)     (6,183,752)
                                      -------    -------    -------    ------------    ------------
   Net investment income (loss)            (2)        84        (20)     (2,106,628)     (2,523,420)
   Net realized gain (loss)                --         --          1       6,649,830      18,314,842
   Capital gain distribution from
     mutual funds                          --        191         --       7,179,308      38,949,320
   Change in unrealized
     appreciation (depreciation)
     of investments                        16       (185)       473      34,439,447      48,478,881
                                      -------    -------    -------    ------------    ------------
Increase (decrease) in net assets
  from operations                          14         90        454      46,161,957     103,219,623
                                      -------    -------    -------    ------------    ------------
From contract transactions:
   Payments received from contract
     owners                            19,999     35,796     23,800     201,264,475       7,075,603
   Payments for contract benefits
     or terminations                       --         --         --     (35,230,115)    (43,130,424)
   Transfers between sub-accounts
     (including fixed account), net       (40)        24     58,489      40,622,994     (38,720,963)
   Contract maintenance charges            --         --         --      (2,152,083)     (2,848,530)
   Adjustments to net assets
     allocated to contracts in
     payout period                         --         --         --            (532)         (1,725)
                                      -------    -------    -------    ------------    ------------
Increase (decrease) in net assets
  from contract transactions           19,959     35,820     82,289     204,504,739     (77,626,039)
                                      -------    -------    -------    ------------    ------------
Increase (decrease) in net assets      19,973     35,910     82,743     250,666,696      25,593,584
Net assets at beginning of period          --         --         --     259,103,746     383,199,593
                                      -------    -------    -------    ------------    ------------
Net assets at end of period           $19,973    $35,910    $82,743    $509,770,442    $408,793,177
                                      =======    =======    =======    ============    ============
Beginning units                            --         --         --      16,750,562      23,925,284
Units issued                            1,806      3,198      7,363      15,266,249       1,249,650
Units redeemed                             (4)        (1)        (3)     (3,379,396)     (5,413,552)
                                      -------    -------    -------    ------------    ------------
Ending units                            1,802      3,197      7,360      28,637,415      19,761,382
                                      =======    =======    =======    ============    ============
For the Year Ended December 31,
  2016
From operations:
   Dividends                          $    --    $    --    $    --    $  3,889,544    $  6,581,534
   Mortality and expense risk and
     administrative charges                --         --         --      (3,325,762)     (5,769,601)
                                      -------    -------    -------    ------------    ------------
   Net investment income (loss)            --         --         --         563,782         811,933
   Net realized gain (loss)                --         --         --       4,471,341       8,581,536
   Capital gain distribution from
     mutual funds                          --         --         --      14,218,582      58,015,587
   Change in unrealized
     appreciation (depreciation)
     of investments                        --         --         --      (3,508,401)    (71,329,436)
                                      -------    -------    -------    ------------    ------------
Increase (decrease) in net assets
  from operations                          --         --         --      15,745,304      (3,920,380)
                                      -------    -------    -------    ------------    ------------
From contract transactions:
   Payments received from contract
     owners                                --         --         --      35,693,200       8,139,755
   Payments for contract benefits
     or terminations                       --         --         --     (16,271,195)    (29,167,551)
   Transfers between sub-accounts
     (including fixed account), net        --         --         --      36,319,365      17,970,958
   Contract maintenance charges            --         --         --      (1,209,043)     (3,407,240)
   Adjustments to net assets
     allocated to contracts in
     payout period                         --         --         --         (21,792)          2,177
                                      -------    -------    -------    ------------    ------------
Increase (decrease) in net assets
  from contract transactions               --         --         --      54,510,535      (6,461,901)
                                      -------    -------    -------    ------------    ------------
Increase (decrease) in net assets          --         --         --      70,255,839     (10,382,281)
Net assets at beginning of period          --         --         --     188,847,907     393,581,874
                                      -------    -------    -------    ------------    ------------
Net assets at end of period           $    --    $    --    $    --    $259,103,746    $383,199,593
                                      =======    =======    =======    ============    ============
Beginning units                            --         --         --      13,107,481      24,266,979
Units issued                               --         --         --       5,569,917       3,325,306
Units redeemed                             --         --         --      (1,926,836)     (3,667,001)
                                      -------    -------    -------    ------------    ------------
Ending units                               --         --         --      16,750,562      23,925,284
                                      =======    =======    =======    ============    ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA
                                                                  American
                                                                   Funds
                                                      SAST SA       VCP                          SAST SA
                                       SAST SA       American     Managed        SAST SA        BlackRock
                                       American    Funds Growth-   Asset     American Funds    VCP Global
                                     Funds Growth     Income     Allocation    VCP Managed     Multi Asset
                                      Portfolio      Portfolio   Portfolio  Asset Allocation    Portfolio
                                       Class 3        Class 3     Class 1   Portfolio Class 3    Class 3
                                     ------------  ------------- ---------- ----------------- ------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $  1,424,727  $  3,898,204    $   --    $    9,930,418   $     64,808
   Mortality and expense risk and
     administrative charges            (4,974,462)   (3,825,424)       (3)      (18,018,091)    (7,308,334)
                                     ------------  ------------    ------    --------------   ------------
   Net investment income (loss)        (3,549,735)       72,780        (3)       (8,087,673)    (7,243,526)
   Net realized gain (loss)            16,688,348    12,919,624        --         7,191,914      1,343,313
   Capital gain distribution from
     mutual funds                      35,030,588    30,097,910        --        26,982,871      2,072,159
   Change in unrealized
     appreciation (depreciation)
     of investments                    25,907,671     3,066,485        48       127,091,220     55,864,259
                                     ------------  ------------    ------    --------------   ------------
Increase (decrease) in net assets
  from operations                      74,076,872    46,156,799        45       153,178,332     52,036,205
                                     ------------  ------------    ------    --------------   ------------
From contract transactions:
   Payments received from contract
     owners                            12,182,477    11,180,612     6,047       160,408,678    118,782,749
   Payments for contract benefits
     or terminations                  (38,837,333)  (32,261,106)       --       (53,212,306)   (20,562,998)
   Transfers between sub-accounts
     (including fixed account), net   (19,656,982)   (4,750,526)       --       133,451,500     99,630,166
   Contract maintenance charges        (1,629,442)   (1,282,322)       --       (11,942,555)    (5,395,420)
   Adjustments to net assets
     allocated to contracts in
     payout period                            617           (34)       --               789             --
                                     ------------  ------------    ------    --------------   ------------
Increase (decrease) in net assets
  from contract transactions          (47,940,663)  (27,113,376)    6,047       228,706,106    192,454,497
                                     ------------  ------------    ------    --------------   ------------
Increase (decrease) in net assets      26,136,209    19,043,423     6,092       381,884,438    244,490,702
Net assets at beginning of period     302,223,973   238,231,669        --     1,083,367,773    392,953,337
                                     ------------  ------------    ------    --------------   ------------
Net assets at end of period          $328,360,182  $257,275,092    $6,092    $1,465,252,211   $637,444,039
                                     ============  ============    ======    ==============   ============
Beginning units                        17,720,152    14,664,143        --        87,433,286     37,804,236
Units issued                            1,337,457     1,304,388       547        25,163,710     22,471,412
Units redeemed                         (3,781,840)   (2,820,124)       --        (7,866,166)    (4,798,555)
                                     ------------  ------------    ------    --------------   ------------
Ending units                           15,275,769    13,148,407       547       104,730,830     55,477,093
                                     ============  ============    ======    ==============   ============
For the Year Ended December 31,
  2016
From operations:
   Dividends                         $    955,045  $  3,292,387    $   --    $    6,455,533   $    227,437
   Mortality and expense risk and
     administrative charges            (4,497,841)   (3,491,935)       --       (12,224,896)    (2,454,165)
                                     ------------  ------------    ------    --------------   ------------
   Net investment income (loss)        (3,542,796)     (199,548)       --        (5,769,363)    (2,226,728)
   Net realized gain (loss)            11,247,714     9,369,983        --         2,364,054         55,521
   Capital gain distribution from
     mutual funds                      78,101,643    41,144,268        --         9,095,491      3,089,833
   Change in unrealized
     appreciation (depreciation)
     of investments                   (64,184,253)  (29,242,438)       --        46,100,540     (2,272,600)
                                     ------------  ------------    ------    --------------   ------------
Increase (decrease) in net assets
  from operations                      21,622,308    21,072,265        --        51,790,722     (1,353,974)
                                     ------------  ------------    ------    --------------   ------------
From contract transactions:
   Payments received from contract
     owners                             9,180,961     9,892,274        --       244,173,656    218,064,636
   Payments for contract benefits
     or terminations                  (22,204,099)  (19,826,429)       --       (29,230,198)    (5,046,081)
   Transfers between sub-accounts
     (including fixed account), net     4,088,456       747,973        --       178,997,937    183,168,718
   Contract maintenance charges        (1,906,967)   (1,448,575)       --       (10,265,204)    (1,879,962)
   Adjustments to net assets
     allocated to contracts in
     payout period                            570           152        --              (164)            --
                                     ------------  ------------    ------    --------------   ------------
Increase (decrease) in net assets
  from contract transactions          (10,841,079)  (10,634,605)       --       383,676,027    394,307,311
                                     ------------  ------------    ------    --------------   ------------
Increase (decrease) in net assets      10,781,229    10,437,660        --       435,466,749    392,953,337
Net assets at beginning of period     291,442,744   227,794,009        --       647,901,024             --
                                     ------------  ------------    ------    --------------   ------------
Net assets at end of period          $302,223,973  $238,231,669    $   --    $1,083,367,773   $392,953,337
                                     ============  ============    ======    ==============   ============
Beginning units                        18,339,918    15,356,253        --        55,204,840             --
Units issued                            2,060,324     1,565,063        --        39,994,879     39,439,801
Units redeemed                         (2,680,090)   (2,257,173)       --        (7,766,433)    (1,635,565)
                                     ------------  ------------    ------    --------------   ------------
Ending units                           17,720,152    14,664,143        --        87,433,286     37,804,236
                                     ============  ============    ======    ==============   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA     SAST SA     SAST SA
                                                                  Boston      Boston      Boston
                                                                  Company     Company     Company      SAST SA     SAST SA
                                                                  Capital     Capital     Capital      Columbia    Columbia
                                                                  Growth      Growth      Growth      Technology  Technology
                                                                 Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                                                  Class 1     Class 2     Class 3      Class 1     Class 2
                                                                ----------  ----------  -----------  -----------  ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   13,805  $    2,143  $    37,740  $        --  $       --
   Mortality and expense risk and administrative charges           (70,866)    (22,500)    (689,168)    (183,975)    (63,713)
                                                                ----------  ----------  -----------  -----------  ----------
   Net investment income (loss)                                    (57,061)    (20,357)    (651,428)    (183,975)    (63,713)
   Net realized gain (loss)                                        484,229     134,683    4,042,788    1,239,476     310,784
   Capital gain distribution from mutual funds                      44,371      13,613      434,340    1,553,386     527,509
   Change in unrealized appreciation (depreciation) of
     investments                                                   442,969     151,726    4,780,300      679,038     328,043
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from operations                  914,508     279,665    8,606,000    3,287,925   1,102,623
                                                                ----------  ----------  -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                           14,722          --    1,130,863       64,522      31,876
   Payments for contract benefits or terminations                 (513,739)   (230,740)  (5,025,004)  (1,101,792)   (229,346)
   Transfers between sub-accounts (including fixed account),
     net                                                          (269,767)    (22,534)  (1,896,890)     705,618      88,200
   Contract maintenance charges                                     (1,918)     (2,988)    (292,924)      (5,237)     (9,483)
   Adjustments to net assets allocated to contracts in payout
     period                                                              4          --       (1,848)        (212)          1
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from contract transactions      (770,698)   (256,262)  (6,085,803)    (337,101)   (118,752)
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets                                  143,810      23,403    2,520,197    2,950,824     983,871
Net assets at beginning of period                                4,499,477   1,385,608   41,695,756    9,818,919   3,335,976
                                                                ----------  ----------  -----------  -----------  ----------
Net assets at end of period                                     $4,643,287  $1,409,011  $44,215,953  $12,769,743  $4,319,847
                                                                ==========  ==========  ===========  ===========  ==========
Beginning units                                                    385,795     122,508    3,469,979    2,142,987     749,966
Units issued                                                        10,246         180      178,862      299,675      57,719
Units redeemed                                                     (69,360)    (20,225)    (659,359)    (349,599)    (76,766)
                                                                ----------  ----------  -----------  -----------  ----------
Ending units                                                       326,681     102,463    2,989,482    2,093,063     730,919
                                                                ==========  ==========  ===========  ===========  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $    8,354  $      314  $        --  $        --  $       --
   Mortality and expense risk and administrative charges           (69,833)    (21,967)    (620,991)    (143,338)    (49,796)
                                                                ----------  ----------  -----------  -----------  ----------
   Net investment income (loss)                                    (61,479)    (21,653)    (620,991)    (143,338)    (49,796)
   Net realized gain (loss)                                        382,754      62,890    2,219,792    1,321,792     344,570
   Capital gain distribution from mutual funds                      18,402       5,691      165,602           --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (303,421)    (42,156)  (1,589,049)      71,831     152,309
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from operations                   36,256       4,772      175,354    1,250,285     447,083
                                                                ----------  ----------  -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                           52,382          --    3,471,838       45,684       5,044
   Payments for contract benefits or terminations                 (359,595)    (45,454)  (3,912,981)    (866,880)   (257,885)
   Transfers between sub-accounts (including fixed account),
     net                                                          (179,516)    (17,334)   2,701,322   (1,126,200)   (102,961)
   Contract maintenance charges                                     (2,366)     (3,096)    (265,875)      (7,202)     (8,378)
   Adjustments to net assets allocated to contracts in payout
     period                                                            (39)         --        2,326          189          --
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from contract transactions      (489,134)    (65,884)   1,996,630   (1,954,409)   (364,180)
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets                                 (452,878)    (61,112)   2,171,984     (704,124)     82,903
Net assets at beginning of period                                4,952,355   1,446,720   39,523,772   10,523,043   3,253,073
                                                                ----------  ----------  -----------  -----------  ----------
Net assets at end of period                                     $4,499,477  $1,385,608  $41,695,756  $ 9,818,919  $3,335,976
                                                                ==========  ==========  ===========  ===========  ==========
Beginning units                                                    427,992     128,758    3,396,725    2,643,090     840,073
Units issued                                                        34,097       5,809      578,401      162,961      53,494
Units redeemed                                                     (76,294)    (12,059)    (505,147)    (663,064)   (143,601)
                                                                ----------  ----------  -----------  -----------  ----------
Ending units                                                       385,795     122,508    3,469,979    2,142,987     749,966
                                                                ==========  ==========  ===========  ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA      SAST SA      SAST SA                     SAST SA
                                                                Columbia    DFA Ultra    DFA Ultra    SAST SA DFA   Dogs of Wall
                                                               Technology   Short Bond   Short Bond   Ultra Short      Street
                                                               Portfolio    Portfolio    Portfolio   Bond Portfolio  Portfolio
                                                                Class 3      Class 1      Class 2       Class 3       Class 1
                                                              -----------  -----------  -----------  -------------- ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $        --  $    80,368  $     7,660   $     43,095  $   611,566
   Mortality and expense risk and administrative
     charges                                                     (679,285)    (395,657)    (100,015)    (2,256,397)    (407,718)
                                                              -----------  -----------  -----------   ------------  -----------
   Net investment income (loss)                                  (679,285)    (315,289)     (92,355)    (2,213,302)     203,848
   Net realized gain (loss)                                     5,346,765       29,871       (6,534)       (47,833)   2,175,884
   Capital gain distribution from mutual funds                  5,692,157           --           --             --    2,119,361
   Change in unrealized appreciation (depreciation) of
     investments                                                1,364,964       73,243       34,808        712,868     (279,488)
                                                              -----------  -----------  -----------   ------------  -----------
Increase (decrease) in net assets from operations              11,724,601     (212,175)     (64,081)    (1,548,267)   4,219,605
                                                              -----------  -----------  -----------   ------------  -----------
From contract transactions:
   Payments received from contract owners                       2,966,400    1,717,343      453,688     13,737,846      167,186
   Payments for contract benefits or terminations              (4,947,586)  (5,530,406)  (1,439,078)   (47,396,588)  (2,615,480)
   Transfers between sub-accounts (including fixed
     account), net                                                503,423    3,939,248      584,497     18,819,740     (928,044)
   Contract maintenance charges                                  (136,469)     (32,654)     (16,439)    (1,049,576)     (12,267)
   Adjustments to net assets allocated to contracts in
     payout period                                                    643          775          192          4,722       (4,935)
                                                              -----------  -----------  -----------   ------------  -----------
Increase (decrease) in net assets from contract transactions   (1,613,589)      94,306     (417,140)   (15,883,856)  (3,393,540)
                                                              -----------  -----------  -----------   ------------  -----------
Increase (decrease) in net assets                              10,111,012     (117,869)    (481,221)   (17,432,123)     826,065
Net assets at beginning of period                              35,541,994   26,566,749    6,918,068    162,598,335   26,869,209
                                                              -----------  -----------  -----------   ------------  -----------
Net assets at end of period                                   $45,653,006  $26,448,880  $ 6,436,847   $145,166,212  $27,695,274
                                                              ===========  ===========  ===========   ============  ===========
Beginning units                                                 4,304,127    2,220,534      594,953     16,545,399    1,015,867
Units issued                                                      826,332    1,035,087      155,036      7,693,016       47,229
Units redeemed                                                 (1,234,642)  (1,027,150)    (189,202)    (9,233,370)    (168,336)
                                                              -----------  -----------  -----------   ------------  -----------
Ending units                                                    3,895,817    2,228,471      560,787     15,005,045      894,760
                                                              ===========  ===========  ===========   ============  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $        --  $        --  $        --   $         --  $   588,003
   Mortality and expense risk and administrative
     charges                                                     (546,246)    (457,998)    (125,268)    (2,644,696)    (394,033)
                                                              -----------  -----------  -----------   ------------  -----------
   Net investment income (loss)                                  (546,246)    (457,998)    (125,268)    (2,644,696)     193,970
   Net realized gain (loss)                                     4,617,599      (54,620)     (32,649)      (483,897)   1,890,687
   Capital gain distribution from mutual funds                         --           --           --             --    1,358,386
   Change in unrealized appreciation (depreciation) of
     investments                                                  639,975       23,543       13,178        (80,993)     379,616
                                                              -----------  -----------  -----------   ------------  -----------
Increase (decrease) in net assets from operations               4,711,328     (489,075)    (144,739)    (3,209,586)   3,822,659
                                                              -----------  -----------  -----------   ------------  -----------
From contract transactions:
   Payments received from contract owners                       1,634,283    2,243,150       59,571     34,189,660      113,702
   Payments for contract benefits or terminations              (3,654,379)  (9,366,598)  (1,666,630)   (48,632,998)  (3,180,204)
   Transfers between sub-accounts (including fixed
     account), net                                             (2,854,513)   1,730,253      478,138      7,630,006    1,881,902
   Contract maintenance charges                                  (140,787)     (35,612)     (25,754)    (1,410,583)     (13,587)
   Adjustments to net assets allocated to contracts in
     payout period                                                  1,009         (435)         159         (2,608)         324
                                                              -----------  -----------  -----------   ------------  -----------
Increase (decrease) in net assets from contract transactions   (5,014,387)  (5,429,242)  (1,154,516)    (8,226,523)  (1,197,863)
                                                              -----------  -----------  -----------   ------------  -----------
Increase (decrease) in net assets                                (303,059)  (5,918,317)  (1,299,255)   (11,436,109)   2,624,796
Net assets at beginning of period                              35,845,053   32,485,066    8,217,323    174,034,444   24,244,413
                                                              -----------  -----------  -----------   ------------  -----------
Net assets at end of period                                   $35,541,994  $26,566,749  $ 6,918,068   $162,598,335  $26,869,209
                                                              ===========  ===========  ===========   ============  ===========
Beginning units                                                 5,207,797    2,671,877      694,357     17,341,840    1,064,541
Units issued                                                      832,490    1,991,859      241,417     19,396,182      135,671
Units redeemed                                                 (1,736,160)  (2,443,202)    (340,821)   (20,192,623)    (184,345)
                                                              -----------  -----------  -----------   ------------  -----------
Ending units                                                    4,304,127    2,220,534      594,953     16,545,399    1,015,867
                                                              ===========  ===========  ===========   ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                       SAST SA      SAST SA
                                                           SAST SA                    Federated    Federated      SAST SA
                                                         Dogs of Wall  SAST SA Dogs   Corporate    Corporate     Federated
                                                            Street    of Wall Street    Bond         Bond        Corporate
                                                          Portfolio     Portfolio     Portfolio    Portfolio   Bond Portfolio
                                                           Class 2       Class 3       Class 1      Class 2       Class 3
                                                         ------------ -------------- -----------  -----------  --------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                              $  129,636   $  2,455,448  $ 2,390,076  $   655,219   $ 27,170,189
   Mortality and expense risk and administrative
     charges                                                 (94,987)    (1,752,630)    (834,251)    (249,795)    (9,675,200)
                                                          ----------   ------------  -----------  -----------   ------------
   Net investment income (loss)                               34,649        702,818    1,555,825      405,424     17,494,989
   Net realized gain (loss)                                  618,997      5,025,828      817,554      332,772      3,259,511
   Capital gain distribution from mutual funds               479,901      9,381,670      243,160       69,329      2,916,254
   Change in unrealized appreciation (depreciation) of
     investments                                            (189,653)     2,131,379       81,732      (40,990)     5,768,923
                                                          ----------   ------------  -----------  -----------   ------------
Increase (decrease) in net assets from operations            943,894     17,241,695    2,698,271      766,535     29,439,677
                                                          ----------   ------------  -----------  -----------   ------------
From contract transactions:
   Payments received from contract owners                     24,299      6,027,052      444,768      106,660     18,793,768
   Payments for contract benefits or terminations           (946,935)   (13,307,158)  (6,445,567)  (2,763,135)   (67,409,806)
   Transfers between sub-accounts (including fixed
     account), net                                           175,688     (3,959,946)   1,143,611      542,288     46,663,896
   Contract maintenance charges                              (11,124)      (545,165)     (22,420)     (28,162)    (4,580,002)
   Adjustments to net assets allocated to contracts in
     payout period                                             2,341           (182)      11,014          620         (4,688)
                                                          ----------   ------------  -----------  -----------   ------------
Increase (decrease) in net assets from contract
  transactions                                              (755,731)   (11,785,399)  (4,868,594)  (2,141,729)    (6,536,832)
                                                          ----------   ------------  -----------  -----------   ------------
Increase (decrease) in net assets                            188,163      5,456,296   (2,170,323)  (1,375,194)    22,902,845
Net assets at beginning of period                          6,032,698    113,190,643   55,446,454   16,840,051    621,684,478
                                                          ----------   ------------  -----------  -----------   ------------
Net assets at end of period                               $6,220,861   $118,646,939  $53,276,131  $15,464,857   $644,587,323
                                                          ==========   ============  ===========  ===========   ============
Beginning units                                              234,696      4,930,440    1,864,212      582,655     30,459,042
Units issued                                                  16,893        779,062       91,368       39,978      5,690,392
Units redeemed                                               (44,403)    (1,173,289)    (249,816)    (111,570)    (5,547,223)
                                                          ----------   ------------  -----------  -----------   ------------
Ending units                                                 207,186      4,536,213    1,705,764      511,063     30,602,211
                                                          ==========   ============  ===========  ===========   ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $  124,929   $  2,076,910  $ 2,664,470  $   784,162   $ 26,078,276
   Mortality and expense risk and administrative
     charges                                                 (95,163)    (1,506,247)    (894,899)    (272,846)    (9,161,025)
                                                          ----------   ------------  -----------  -----------   ------------
   Net investment income (loss)                               29,766        570,663    1,769,571      511,316     16,917,251
   Net realized gain (loss)                                  550,012      4,485,117      916,214      288,270      2,382,723
   Capital gain distribution from mutual funds               309,851      5,322,974           --           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                               7,828      3,718,830    1,409,852      359,355     19,029,859
                                                          ----------   ------------  -----------  -----------   ------------
Increase (decrease) in net assets from operations            897,457     14,097,584    4,095,637    1,158,941     38,329,833
                                                          ----------   ------------  -----------  -----------   ------------
From contract transactions:
   Payments received from contract owners                      1,869      6,632,994      303,234        9,401     23,970,191
   Payments for contract benefits or terminations           (695,326)    (8,729,273)  (7,191,942)  (2,387,649)   (55,919,883)
   Transfers between sub-accounts (including fixed
     account), net                                          (159,505)    14,521,835   (1,561,610)     547,126     43,551,394
   Contract maintenance charges                              (11,963)      (552,967)     (25,357)     (34,362)    (5,023,146)
   Adjustments to net assets allocated to contracts in
     payout period                                            (3,355)           (70)      (1,298)      (2,566)         7,230
                                                          ----------   ------------  -----------  -----------   ------------
Increase (decrease) in net assets from contract
  transactions                                              (868,280)    11,872,519   (8,476,973)  (1,868,050)     6,585,786
                                                          ----------   ------------  -----------  -----------   ------------
Increase (decrease) in net assets                             29,177     25,970,103   (4,381,336)    (709,109)    44,915,619
Net assets at beginning of period                          6,003,521     87,220,540   59,827,790   17,549,160    576,768,859
                                                          ----------   ------------  -----------  -----------   ------------
Net assets at end of period                               $6,032,698   $113,190,643  $55,446,454  $16,840,051   $621,684,478
                                                          ==========   ============  ===========  ===========   ============
Beginning units                                              270,685      4,416,050    2,154,353      649,130     29,134,813
Units issued                                                  13,531      1,530,552       58,948       69,689      7,189,685
Units redeemed                                               (49,520)    (1,016,162)    (349,089)    (136,164)    (5,865,456)
                                                          ----------   ------------  -----------  -----------   ------------
Ending units                                                 234,696      4,930,440    1,864,212      582,655     30,459,042
                                                          ==========   ============  ===========  ===========   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                             SAST SA
                                 SAST SA      Fixed
                                  Fixed       Income       SAST SA       SAST SA        SAST SA
                                 Income    Intermediate   Franklin      Franklin    Franklin Small
                                  Index       Index     Foreign Value Foreign Value     Company
                                Portfolio   Portfolio     Portfolio     Portfolio   Value Portfolio
                                 Class 3     Class 3       Class 2       Class 3        Class 3
                               ----------  ------------ ------------- ------------- ---------------
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $       --    $     --    $   335,261  $  9,753,819   $    668,882
   Mortality and expense risk
     and administrative
     charges                       (1,994)       (746)      (207,407)   (6,219,171)    (2,632,175)
                               ----------    --------    -----------  ------------   ------------
   Net investment income
     (loss)                        (1,994)       (746)       127,854     3,534,648     (1,963,293)
   Net realized gain (loss)          (579)         (6)       333,519    12,455,273     11,013,904
   Capital gain distribution
     from mutual funds                 --          --             --            --     20,967,798
   Change in unrealized
     appreciation
     (depreciation) of
     investments                    3,062        (515)     1,949,740    56,751,877    (17,074,126)
                               ----------    --------    -----------  ------------   ------------
Increase (decrease) in net
  assets from operations              489      (1,267)     2,411,113    72,741,798     12,944,283
                               ----------    --------    -----------  ------------   ------------
From contract transactions:
   Payments received from
     contract owners              447,304     695,204         52,892     2,308,218      1,116,713
   Payments for contract
     benefits or terminations    (230,494)     (1,812)    (1,709,600)  (43,018,894)   (18,970,155)
   Transfers between
     sub-accounts (including
     fixed account), net          789,779     114,928       (386,466)  (18,910,144)     7,756,258
   Contract maintenance
     charges                         (752)         --        (38,178)   (2,624,372)    (1,189,522)
   Adjustments to net assets
     allocated to contracts
     in payout period                  --          --           (358)           20            278
                               ----------    --------    -----------  ------------   ------------
Increase (decrease) in net
  assets from contract
  transactions                  1,005,837     808,320     (2,081,710)  (62,245,172)   (11,286,428)
                               ----------    --------    -----------  ------------   ------------
Increase (decrease) in net
  assets                        1,006,326     807,053        329,403    10,496,626      1,657,855
Net assets at beginning of
  period                               --          --     13,121,281   395,265,253    170,688,064
                               ----------    --------    -----------  ------------   ------------
Net assets at end of period    $1,006,326    $807,053    $13,450,684  $405,761,879   $172,345,919
                               ==========    ========    ===========  ============   ============
Beginning units                        --          --        729,118    31,016,379     10,201,524
Units issued                      124,755      81,668         11,431     1,177,180      1,022,970
Units redeemed                    (24,267)       (288)      (116,186)   (5,540,433)    (1,874,028)
                               ----------    --------    -----------  ------------   ------------
Ending units                      100,488      81,380        624,363    26,653,126      9,350,466
                               ==========    ========    ===========  ============   ============
For the Year Ended
  December 31, 2016
From operations:
   Dividends                   $       --    $     --    $   234,605  $  6,769,480   $    734,858
   Mortality and expense risk
     and administrative
     charges                           --          --       (210,645)   (6,018,717)    (2,621,868)
                               ----------    --------    -----------  ------------   ------------
   Net investment income
     (loss)                            --          --         23,960       750,763     (1,887,010)
   Net realized gain (loss)            --          --         99,325     2,539,477     13,356,452
   Capital gain distribution
     from mutual funds                 --          --        258,050     7,798,602     18,016,279
   Change in unrealized
     appreciation
     (depreciation) of
     investments                       --          --       (502,210)  (12,719,964)    10,422,713
                               ----------    --------    -----------  ------------   ------------
Increase (decrease) in net
  assets from operations               --          --       (120,875)   (1,631,122)    39,908,434
                               ----------    --------    -----------  ------------   ------------
From contract transactions:
   Payments received from
     contract owners                   --          --         36,539     4,998,521      2,067,871
   Payments for contract
     benefits or terminations          --          --     (1,932,037)  (32,672,160)   (14,978,469)
   Transfers between
     sub-accounts (including
     fixed account), net               --          --       (181,845)   13,260,650    (25,448,251)
   Contract maintenance
     charges                           --          --        (41,983)   (3,247,444)    (1,500,048)
   Adjustments to net assets
     allocated to contracts
     in payout period                  --          --            (67)          317           (889)
                               ----------    --------    -----------  ------------   ------------
Increase (decrease) in net
  assets from contract
  transactions                         --          --     (2,119,393)  (17,660,116)   (39,859,786)
                               ----------    --------    -----------  ------------   ------------
Increase (decrease) in net
  assets                               --          --     (2,240,268)  (19,291,238)        48,648
Net assets at beginning of
  period                               --          --     15,361,549   414,556,491    170,639,416
                               ----------    --------    -----------  ------------   ------------
Net assets at end of period    $       --    $     --    $13,121,281  $395,265,253   $170,688,064
                               ==========    ========    ===========  ============   ============
Beginning units                        --          --        850,802    32,156,715     12,872,619
Units issued                           --          --         33,187     3,464,400        599,959
Units redeemed                         --          --       (154,871)   (4,604,736)    (3,271,054)
                               ----------    --------    -----------  ------------   ------------
Ending units                           --          --        729,118    31,016,379     10,201,524
                               ==========    ========    ===========  ============   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                            SAST SA
                                                                                 SAST SA                    Goldman     SAST SA
                                                                   SAST SA       Goldman       SAST SA    Sachs Multi-   Index
                                                                   Goldman     Sachs Global Goldman Sachs    Asset     Allocation
                                                                 Sachs Global      Bond      Global Bond    Insights     60-40
                                                                Bond Portfolio  Portfolio     Portfolio    Portfolio   Portfolio
                                                                   Class 1       Class 2       Class 3      Class 3     Class 1
                                                                -------------- ------------ ------------- ------------ ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $    605,947   $  120,572  $  6,399,281    $  1,482    $   328
   Mortality and expense risk and administrative charges             (314,396)     (70,559)   (3,419,094)       (563)       (15)
                                                                 ------------   ----------  ------------    --------    -------
   Net investment income (loss)                                       291,551       50,013     2,980,187         919        313
   Net realized gain (loss)                                          (277,145)    (145,878)   (3,251,334)        112         --
   Capital gain distribution from mutual funds                             --           --            --       1,881        257
   Change in unrealized appreciation (depreciation) of
     investments                                                    1,038,642      320,452    11,220,417       4,262       (291)
                                                                 ------------   ----------  ------------    --------    -------
Increase (decrease) in net assets from operations                   1,053,048      224,587    10,949,270       7,174        279
                                                                 ------------   ----------  ------------    --------    -------
From contract transactions:
   Payments received from contract owners                             118,893       27,961     7,352,890     678,765     36,282
   Payments for contract benefits or terminations                  (2,228,942)    (840,795)  (22,575,346)       (385)        --
   Transfers between sub-accounts (including fixed account),
     net                                                              241,965     (114,799)   12,172,953        (566)        (8)
   Contract maintenance charges                                        (8,416)      (9,483)   (1,792,156)         --         --
   Adjustments to net assets allocated to contracts in payout
     period                                                             2,623         (419)         (569)         --         --
                                                                 ------------   ----------  ------------    --------    -------
Increase (decrease) in net assets from contract transactions       (1,873,877)    (937,535)   (4,842,228)    677,814     36,274
                                                                 ------------   ----------  ------------    --------    -------
Increase (decrease) in net assets                                    (820,829)    (712,948)    6,107,042     684,988     36,553
Net assets at beginning of period                                  21,096,111    4,894,067   226,434,646          --         --
                                                                 ------------   ----------  ------------    --------    -------
Net assets at end of period                                      $ 20,275,282   $4,181,119  $232,541,688    $684,988    $36,553
                                                                 ============   ==========  ============    ========    =======
Beginning units                                                       978,868      233,878    16,589,023          --         --
Units issued                                                           48,599       12,140     3,109,432      67,741      3,297
Units redeemed                                                       (133,032)     (55,585)   (3,364,488)     (1,217)        (1)
                                                                 ------------   ----------  ------------    --------    -------
Ending units                                                          894,435      190,433    16,333,967      66,524      3,296
                                                                 ============   ==========  ============    ========    =======
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $     69,455   $    6,827  $    155,440    $     --    $    --
   Mortality and expense risk and administrative charges             (368,475)     (85,783)   (3,270,444)         --         --
                                                                 ------------   ----------  ------------    --------    -------
   Net investment income (loss)                                      (299,020)     (78,956)   (3,115,004)         --         --
   Net realized gain (loss)                                          (414,141)     (90,456)   (3,813,755)         --         --
   Change in unrealized appreciation (depreciation) of
     investments                                                      847,410      192,894     4,421,471          --         --
                                                                 ------------   ----------  ------------    --------    -------
                                                                      134,249       23,482   (2,507,288)          --         --
Increase (decrease) in net assets from operations                ------------   ----------  ------------    --------    -------
From contract transactions:
Payments received from contract owners                                113,257       15,605    11,003,104          --         --
   Payments for contract benefits or terminations                  (2,820,700)    (715,828)  (17,515,283)         --         --
   Transfers between sub-accounts (including fixed account),
     net                                                           (1,248,488)      86,666    45,302,179          --         --
   Contract maintenance charges                                       (10,934)     (11,271)   (2,020,882)         --         --
   Adjustments to net assets allocated to contracts in payout
     period                                                             4,715          241           283          --         --
                                                                 ------------   ----------  ------------    --------    -------
                                                                  (3,962,150)    (624,587)    36,769,401          --         --
Increase (decrease) in net assets from contract transactions     ------------   ----------  ------------    --------    -------
Increase (decrease) in net assets                                  (3,827,901)    (601,105)   34,262,113          --         --
Net assets at beginning of period                                  24,924,012    5,495,172   192,172,533          --         --
                                                                 ------------   ----------  ------------    --------    -------
                                                                 $ 21,096,111   $4,894,067  $226,434,646    $     --    $    --
Net assets at end of period                                      ============   ==========  ============    ========    =======
Beginning units                                                     1,154,392      261,329    13,485,814          --         --
Units issued                                                           43,658       21,379     6,454,698          --         --
Units redeemed                                                       (219,182)     (48,830)   (3,351,489)         --         --
                                                                 ------------   ----------  ------------    --------    -------
                                                                      978,868      233,878    16,589,023          --         --
Ending units                                                     ============   ==========  ============    ========    =======

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              SAST SA
                                  SAST SA        SAST SA       Index                      SAST SA
                                   Index          Index      Allocation SAST SA Index  International
                               Allocation 60- Allocation 80-   90-10    Allocation 90-     Index
                                40 Portfolio   20 Portfolio  Portfolio   10 Portfolio    Portfolio
                                  Class 3        Class 3      Class 1      Class 3        Class 3
                               -------------- -------------- ---------- -------------- -------------
For the Year Ended
  December 31, 2017
From operations:
   Dividends                    $   164,990    $   642,335   $      --   $  1,775,343    $  2,456
   Mortality and expense risk
     and administrative
     charges                       (118,721)      (306,713)       (191)      (716,976)       (123)
                                -----------    -----------   ---------   ------------    --------
   Net investment income
     (loss)                          46,269        335,622        (191)     1,058,367       2,333
   Net realized gain (loss)          55,233         39,738       6,549         62,448           2
   Capital gain distribution
     from mutual funds              167,143        336,707          --        817,723         347
   Change in unrealized
     appreciation
     (depreciation) of
     investments                    771,217      2,886,996        (222)     7,480,105          46
                                -----------    -----------   ---------   ------------    --------
Increase (decrease) in net
  assets from operations          1,039,862      3,599,063       6,136      9,418,643       2,728
                                -----------    -----------   ---------   ------------    --------
From contract transactions:
   Payments received from
     contract owners             21,753,717     51,737,413     222,292    148,499,677      25,000
   Payments for contract
     benefits or terminations      (336,745)      (512,860)    (86,263)    (1,685,139)       (344)
   Transfers between
     sub-accounts (including
     fixed account), net          1,768,824      5,515,693      (2,332)    13,358,611     109,051
   Contract maintenance
     charges                        (73,874)      (192,945)         --       (550,460)         --
                                -----------    -----------   ---------   ------------    --------
Increase (decrease) in net
  assets from contract           23,111,922     56,547,301     133,697    159,622,689     133,707
  transactions                  -----------    -----------   ---------   ------------    --------
Increase (decrease) in net       24,151,784     60,146,364     139,833    169,041,332     136,435
  assets                        -----------    -----------   ---------   ------------    --------
Net assets at end of period     $24,151,784    $60,146,364   $ 139,833   $169,041,332    $136,435
                                ===========    ===========   =========   ============    ========
Units issued                      2,358,050      5,435,267      42,154     15,061,613      13,300
                                  (161,272)      (110,762)    (30,064)      (316,641)       (109)
Units redeemed                  -----------    -----------   ---------   ------------    --------
Ending units                      2,196,778      5,324,505      12,090     14,744,972      13,191
                                ===========    ===========   =========   ============    ========
For the Year Ended
  December 31, 2016
From operations:
   Dividends                    $        --    $        --   $      --   $         --    $     --
   Mortality and expense risk
     and administrative
     charges                             --             --          --             --          --
                                -----------    -----------   ---------   ------------    --------
   Net investment income
     (loss)                              --             --          --             --          --
   Net realized gain (loss)              --             --          --             --          --
   Capital gain distribution
     from mutual funds                   --             --          --             --          --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                         --             --          --             --          --
                                -----------    -----------   ---------   ------------    --------
Increase (decrease) in net
  assets from operations                 --             --          --             --          --
                                -----------    -----------   ---------   ------------    --------
From contract transactions:
   Payments received from
     contract owners                     --             --          --             --          --
   Payments for contract
     benefits or terminations            --             --          --             --          --
   Policy loans                          --             --          --             --          --
   Transfers between
     sub-accounts (including
     fixed account), net                 --             --          --             --          --
   Contract maintenance
     charges                             --             --          --             --          --
   Adjustments to net assets
     allocated to contracts
     in payout period                    --             --          --             --          --
                                -----------    -----------   ---------   ------------    --------
Increase (decrease) in net
  assets from contract
  transactions                           --             --          --             --          --
                                -----------    -----------   ---------   ------------    --------
Increase (decrease) in net
  assets                                 --             --          --             --          --
Net assets at beginning of               --             --          --             --          --
  period                        -----------    -----------   ---------   ------------    --------
Net assets at end of period     $        --    $        --   $      --   $         --    $     --
                                ===========    ===========   =========   ============    ========
Beginning units                          --             --          --             --          --
Units issued                             --             --          --             --          --
Units redeemed                           --             --          --             --          --
                                -----------    -----------   ---------   ------------    --------
Ending units                             --             --          --             --          --
                                ===========    ===========   =========   ============    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                  SAST SA       SAST SA
                                  Invesco       Invesco       SAST SA        SAST SA       SAST SA
                                  Growth        Growth     Invesco Growth Janus Focused Janus Focused
                               Opportunities Opportunities Opportunities     Growth        Growth
                                 Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                  Class 1       Class 2       Class 3        Class 1       Class 2
                               ------------- ------------- -------------- ------------- -------------
For the Year Ended
  December 31, 2017
From operations:
   Mortality and expense risk
     and administrative
     charges                    $  (113,299)  $  (43,838)   $ (2,120,873)  $  (175,087)  $  (143,737)
                                -----------   ----------    ------------   -----------   -----------
   Net investment income
     (loss)                        (113,299)     (43,838)     (2,120,873)     (175,087)     (143,737)
   Net realized gain (loss)         226,815      164,223       5,088,225       923,625       656,023
   Capital gain distribution
     from mutual funds              254,004       89,250       4,802,010       859,172       706,080
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  1,155,034      350,167      20,506,030     1,205,941     1,025,138
                                -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
  assets from operations          1,522,554      559,802      28,275,392     2,813,651     2,243,504
                                -----------   ----------    ------------   -----------   -----------
From contract transactions:
   Payments received from
     contract owners                 38,099          191         623,298       132,525         4,763
   Payments for contract
     benefits or terminations      (793,590)    (600,856)    (14,608,863)   (1,660,785)   (1,061,220)
   Transfers between
     sub-accounts (including
     fixed account), net             50,044       (9,534)     (9,486,518)       87,703      (436,820)
   Contract maintenance
     charges                         (4,692)      (4,416)     (1,006,667)       (5,550)      (18,989)
   Adjustments to net assets
     allocated to contracts
     in payout period                   345          709            (291)          323          (388)
                                -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
  assets from contract
  transactions                     (709,794)    (613,906)    (24,479,041)   (1,445,784)   (1,512,654)
                                -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
  assets                            812,760      (54,104)      3,796,351     1,367,867       730,850
Net assets at beginning of
  period                          6,831,484    2,667,479     134,846,222    10,366,079     8,632,395
                                -----------   ----------    ------------   -----------   -----------
Net assets at end of period     $ 7,644,244   $2,613,375    $138,642,573   $11,733,946   $ 9,363,245
                                ===========   ==========    ============   ===========   ===========
Beginning units                     723,143      290,203      10,826,280       590,718       506,392
Units issued                         44,538       15,561         279,858        34,409         7,178
Units redeemed                     (109,656)     (73,676)     (2,073,328)     (103,435)      (84,307)
                                -----------   ----------    ------------   -----------   -----------
Ending units                        658,025      232,088       9,032,810       521,692       429,263
                                ===========   ==========    ============   ===========   ===========
For the Year Ended
  December 31, 2016
From operations:
   Mortality and expense risk
     and administrative
     charges                    $  (107,032)  $  (41,747)   $ (2,065,390)  $  (174,294)  $  (149,928)
                                -----------   ----------    ------------   -----------   -----------
   Net investment income
     (loss)                        (107,032)     (41,747)     (2,065,390)     (174,294)     (149,928)
   Net realized gain (loss)         208,361       47,325       1,988,339       881,688       760,700
   Capital gain distribution
     from mutual funds              574,975      222,796      11,892,331     1,069,238       856,434
   Change in unrealized
     appreciation
     (depreciation) of
     investments                   (582,674)    (187,354)     (9,245,369)   (2,175,508)   (1,819,662)
                                -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
  assets from operations             93,630       41,020       2,569,911      (398,876)     (352,456)
                                -----------   ----------    ------------   -----------   -----------
From contract transactions:
   Payments received from
     contract owners                 30,450        6,376         672,884        31,890        16,295
   Payments for contract
     benefits or terminations      (704,852)    (364,550)    (11,648,114)   (1,191,016)     (992,117)
   Transfers between
     sub-accounts (including
     fixed account), net           (574,450)     (24,481)      1,375,706      (832,854)   (1,090,013)
   Contract maintenance
     charges                         (5,167)      (4,488)     (1,267,191)       (6,210)      (20,677)
   Adjustments to net assets
     allocated to contracts
     in payout period                   385         (327)           (799)          388         1,041
                                -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
  assets from contract
  transactions                   (1,253,634)    (387,470)    (10,867,514)   (1,997,802)   (2,085,471)
                                -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
  assets                         (1,160,004)    (346,450)     (8,297,603)   (2,396,678)   (2,437,927)
Net assets at beginning of
  period                          7,991,488    3,013,929     143,143,825    12,762,757    11,070,322
                                -----------   ----------    ------------   -----------   -----------
Net assets at end of period     $ 6,831,484   $2,667,479    $134,846,222   $10,366,079   $ 8,632,395
                                ===========   ==========    ============   ===========   ===========
Beginning units                     866,277      335,794      11,845,744       706,390       628,610
Units issued                         24,635        7,853         852,639        18,647        13,661
Units redeemed                     (167,769)     (53,444)     (1,872,103)     (134,319)     (135,879)
                                -----------   ----------    ------------   -----------   -----------
Ending units                        723,143      290,203      10,826,280       590,718       506,392
                                ===========   ==========    ============   ===========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                SAST SA
                                                         SAST SA Janus   SAST SA      SAST SA      SAST SA     JPMorgan
                                                            Focused     JPMorgan     JPMorgan     JPMorgan     Emerging
                                                            Growth      Balanced     Balanced     Balanced      Markets
                                                           Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                            Class 3      Class 1      Class 2      Class 3      Class 1
                                                         ------------- -----------  ----------  ------------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $         --  $   675,241  $  109,457  $  1,579,020  $   449,859
   Mortality and expense risk and administrative
     charges                                               (1,534,112)    (642,817)   (120,403)   (1,573,944)    (346,266)
                                                         ------------  -----------  ----------  ------------  -----------
   Net investment income (loss)                            (1,534,112)      32,424     (10,946)        5,076      103,593
   Net realized gain (loss)                                 6,700,013    1,481,060     438,580     5,107,161      787,759
   Capital gain distribution from mutual funds              7,637,813    2,032,444     359,729     5,480,948           --
   Change in unrealized appreciation (depreciation) of
     investments                                           11,455,543    1,562,132     111,732     2,250,686    6,575,229
                                                         ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets from operations          24,259,257    5,108,060     899,095    12,843,871    7,466,581
                                                         ------------  -----------  ----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   1,240,841      711,901       4,139    17,366,854      116,486
   Payments for contract benefits or terminations         (10,271,013)  (4,727,606)   (896,693)  (13,615,171)  (2,207,663)
   Transfers between sub-accounts (including fixed
     account), net                                         (8,130,795)     (64,730)    135,449     5,188,062      504,279
   Contract maintenance charges                              (616,658)     (22,035)    (14,398)     (613,334)     (18,219)
   Adjustments to net assets allocated to contracts in
     payout period                                                  1        5,313         770           (65)       1,321
                                                         ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (17,777,624)  (4,097,157)   (770,733)    8,326,346   (1,603,796)
                                                         ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets                           6,481,633    1,010,903     128,362    21,170,217    5,862,785
Net assets at beginning of period                          92,635,182   41,900,949   7,702,217    98,326,149   19,048,614
                                                         ------------  -----------  ----------  ------------  -----------
Net assets at end of period                              $ 99,116,815  $42,911,852  $7,830,579  $119,496,366  $24,911,399
                                                         ============  ===========  ==========  ============  ===========
Beginning units                                             5,785,018    1,670,764     316,357     5,622,038    1,183,654
Units issued                                                  359,074       84,960      18,754     2,856,171      110,029
Units redeemed                                             (1,299,627)    (238,952)    (49,231)   (2,357,086)    (189,196)
                                                         ------------  -----------  ----------  ------------  -----------
Ending units                                                4,844,465    1,516,772     285,880     6,121,123    1,104,487
                                                         ============  ===========  ==========  ============  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $         --  $   700,288  $  112,068  $  1,377,700  $   397,037
   Mortality and expense risk and administrative
     charges                                               (1,451,660)    (640,780)   (118,383)   (1,446,272)    (289,624)
                                                         ------------  -----------  ----------  ------------  -----------
   Net investment income (loss)                            (1,451,660)      59,508      (6,315)      (68,572)     107,413
   Net realized gain (loss)                                 4,169,032    1,199,043     349,566     2,507,478      (96,272)
   Capital gain distribution from mutual funds              9,045,401    1,843,335     326,307     4,231,880           --
   Change in unrealized appreciation (depreciation) of
     investments                                          (15,241,141)    (817,971)   (282,284)   (1,730,616)   1,577,546
                                                         ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets from operations          (3,478,368)   2,283,915     387,274     4,940,170    1,588,687
                                                         ------------  -----------  ----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   1,847,046      960,169       8,535     6,114,212       71,514
   Payments for contract benefits or terminations          (7,451,325)  (4,382,067)   (768,265)   (9,590,400)  (1,803,439)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,414,087)     671,006     606,134     4,325,098      (48,757)
   Contract maintenance charges                              (738,551)     (25,213)    (11,774)     (664,267)     (13,188)
   Adjustments to net assets allocated to contracts in
     payout period                                                 99      (10,161)     (2,608)       (2,376)      (1,452)
                                                         ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                             (7,756,818)  (2,786,266)   (167,978)      182,267   (1,795,322)
                                                         ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets                         (11,235,186)    (502,351)    219,296     5,122,437     (206,635)
Net assets at beginning of period                         103,870,368   42,403,300   7,482,921    93,203,712   19,255,249
                                                         ------------  -----------  ----------  ------------  -----------
Net assets at end of period                              $ 92,635,182  $41,900,949  $7,702,217  $ 98,326,149  $19,048,614
                                                         ============  ===========  ==========  ============  ===========
Beginning units                                             6,263,049    1,786,855     323,806     5,566,611    1,304,541
Units issued                                                  713,131      141,519      44,279     1,077,495      103,726
Units redeemed                                             (1,191,162)    (257,610)    (51,728)   (1,022,068)    (224,613)
                                                         ------------  -----------  ----------  ------------  -----------
Ending units                                                5,785,018    1,670,764     316,357     5,622,038    1,183,654
                                                         ============  ===========  ==========  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           SAST SA      SAST SA                    SAST SA
                                                          JPMorgan     JPMorgan       SAST SA     JPMorgan       SAST SA
                                                          Emerging     Emerging      JPMorgan      Equity-      JPMorgan
                                                           Markets      Markets    Equity-Income   Income     Equity-Income
                                                          Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                                           Class 2      Class 3       Class 1      Class 2       Class 3
                                                         ----------  ------------  ------------- -----------  -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $   71,832  $  2,079,090  $  2,528,722  $   169,988  $  2,623,774
   Mortality and expense risk and administrative
     charges                                                (62,494)   (1,937,211)   (1,829,525)    (139,215)   (2,073,119)
                                                         ----------  ------------  ------------  -----------  ------------
   Net investment income (loss)                               9,338       141,879       699,197       30,773       550,655
   Net realized gain (loss)                                 118,552     4,848,237     7,320,310      602,534     7,823,375
   Capital gain distribution from mutual funds                   --            --     5,934,692      430,162     6,894,225
   Change in unrealized appreciation (depreciation) of
     investments                                          1,175,470    36,267,872     4,517,863      264,086     5,587,965
                                                         ----------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from operations         1,303,360    41,257,988    18,472,062    1,327,555    20,856,220
                                                         ----------  ------------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                    31,903     2,236,247       622,862       16,757     3,082,730
   Payments for contract benefits or terminations          (531,419)  (14,896,855)  (14,067,241)  (1,062,031)  (13,066,304)
   Transfers between sub-accounts (including fixed
     account), net                                          (63,326)  (13,272,942)   (2,177,444)     (57,791)   (2,873,438)
   Contract maintenance charges                              (8,710)     (791,383)      (50,906)     (12,573)     (869,589)
   Adjustments to net assets allocated to contracts in
     payout period                                              (73)       (2,022)       31,666         (842)         (978)
                                                         ----------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (571,625)  (26,726,955)  (15,641,063)  (1,116,480)  (13,727,579)
                                                         ----------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets                           731,735    14,531,033     2,830,999      211,075     7,128,641
Net assets at beginning of period                         3,427,024   112,121,819   120,856,489    8,777,752   133,815,899
                                                         ----------  ------------  ------------  -----------  ------------
Net assets at end of period                              $4,158,759  $126,652,852  $123,687,488  $ 8,988,827  $140,944,540
                                                         ==========  ============  ============  ===========  ============
Beginning units                                             219,944     9,316,070     2,373,264      175,757     6,661,764
Units issued                                                 19,909       887,475        38,703        2,769       669,850
Units redeemed                                              (48,945)   (2,553,188)     (328,589)     (23,593)   (1,261,282)
                                                         ----------  ------------  ------------  -----------  ------------
Ending units                                                190,908     7,650,357     2,083,378      154,933     6,070,332
                                                         ==========  ============  ============  ===========  ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $   64,803  $  1,894,746  $  2,263,362  $   151,896  $  2,132,375
   Mortality and expense risk and administrative
     charges                                                (58,240)   (1,724,278)   (1,794,262)    (137,064)   (1,902,978)
                                                         ----------  ------------  ------------  -----------  ------------
   Net investment income (loss)                               6,563       170,468       469,100       14,832       229,397
   Net realized gain (loss)                                 (65,714)   (2,587,423)    5,722,502      540,476     6,870,453
   Capital gain distribution from mutual funds                   --            --     3,915,428      286,637     4,220,760
   Change in unrealized appreciation (depreciation) of
     investments                                            388,078    11,895,255     5,185,070      259,084     4,760,153
                                                         ----------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from operations           328,927     9,478,300    15,292,100    1,101,029    16,080,763
                                                         ----------  ------------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                    16,593     2,331,160       418,036        9,433    10,041,915
   Payments for contract benefits or terminations          (456,393)  (10,436,912)  (12,748,305)    (822,111)  (10,281,423)
   Transfers between sub-accounts (including fixed
     account), net                                         (256,438)   (3,390,066)   (2,473,870)    (421,135)   (3,032,192)
   Contract maintenance charges                              (8,485)     (872,327)      (58,723)     (13,108)     (957,844)
   Adjustments to net assets allocated to contracts in
     payout period                                               22           725        13,405       (2,017)          370
                                                         ----------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (704,701)  (12,367,420)  (14,849,457)  (1,248,938)   (4,229,174)
                                                         ----------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets                          (375,774)   (2,889,120)      442,643     (147,909)   11,851,589
Net assets at beginning of period                         3,802,798   115,010,939   120,413,846    8,925,661   121,964,310
                                                         ----------  ------------  ------------  -----------  ------------
Net assets at end of period                              $3,427,024  $112,121,819  $120,856,489  $ 8,777,752  $133,815,899
                                                         ==========  ============  ============  ===========  ============
Beginning units                                             265,542    10,266,018     2,684,512      203,079     6,771,445
Units issued                                                 10,636     1,168,397        43,618        2,250     1,196,741
Units redeemed                                              (56,234)   (2,118,345)     (354,866)     (29,572)   (1,306,422)
                                                         ----------  ------------  ------------  -----------  ------------
Ending units                                                219,944     9,316,070     2,373,264      175,757     6,661,764
                                                         ==========  ============  ============  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA      SAST SA     SAST SA      SAST SA      SAST SA
                                                               JPMorgan     JPMorgan    JPMorgan     JPMorgan     JPMorgan
                                                                Global       Global      Global      MFS Core     MFS Core
                                                               Equities     Equities    Equities       Bond         Bond
                                                               Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                                                                Class 1      Class 2     Class 3      Class 1      Class 2
                                                              -----------  ----------  -----------  -----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   721,566  $   61,938  $   472,291  $   885,730  $   145,205
   Mortality and expense risk and administrative charges         (606,707)    (57,028)    (461,255)    (577,400)    (103,538)
                                                              -----------  ----------  -----------  -----------  -----------
   Net investment income (loss)                                   114,859       4,910       11,036      308,330       41,667
   Net realized gain (loss)                                     1,936,734     215,522    2,078,421      260,991      (32,812)
   Change in unrealized appreciation (depreciation) of
     investments                                                6,047,040     530,038    3,913,654      330,085      136,886
                                                              -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               8,098,633     750,470    6,003,111      899,406      145,741
                                                              -----------  ----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          99,054         432      679,363      350,736       84,650
   Payments for contract benefits or terminations              (3,675,486)   (372,786)  (3,980,696)  (3,823,959)  (1,162,950)
   Transfers between sub-accounts (including fixed
     account), net                                               (442,014)   (177,630)    (497,799)   1,301,885      320,187
   Contract maintenance charges                                   (16,560)     (6,806)    (150,923)     (15,553)     (14,729)
   Adjustments to net assets allocated to contracts in
     payout period                                                    720         106          198       (1,032)          --
                                                              -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (4,034,286)   (556,684)  (3,949,857)  (2,187,923)    (772,842)
                                                              -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets                               4,064,347     193,786    2,053,254   (1,288,517)    (627,101)
Net assets at beginning of period                              37,931,551   3,596,942   28,770,048   38,943,699    6,968,522
                                                              -----------  ----------  -----------  -----------  -----------
Net assets at end of period                                   $41,995,898  $3,790,728  $30,823,302  $37,655,182  $ 6,341,421
                                                              ===========  ==========  ===========  ===========  ===========
Beginning units                                                 1,368,531     132,337    1,768,510    1,352,999      249,214
Units issued                                                       23,143       1,094      165,720       99,998       28,348
Units redeemed                                                   (156,124)    (19,414)    (368,765)    (174,944)     (55,616)
                                                              -----------  ----------  -----------  -----------  -----------
Ending units                                                    1,235,550     114,017    1,565,465    1,278,053      221,946
                                                              ===========  ==========  ===========  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   542,236  $   46,102  $   332,895  $   784,203  $   127,068
   Mortality and expense risk and administrative charges         (585,214)    (58,430)    (446,523)    (631,815)    (118,103)
                                                              -----------  ----------  -----------  -----------  -----------
   Net investment income (loss)                                   (42,978)    (12,328)    (113,628)     152,388        8,965
   Net realized gain (loss)                                     1,628,795     185,020    1,674,472      332,387       13,952
   Change in unrealized appreciation (depreciation) of
     investments                                                 (174,178)    (42,156)    (601,834)     334,027      126,440
                                                              -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               1,411,639     130,536      959,010      818,802      149,357
                                                              -----------  ----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                         193,685       3,489      759,362      473,034       14,421
   Payments for contract benefits or terminations              (3,938,541)   (600,266)  (3,015,253)  (4,469,776)  (1,098,055)
   Transfers between sub-accounts (including fixed
     account), net                                             (1,245,967)   (111,352)    (789,446)    (326,431)      33,468
   Contract maintenance charges                                   (18,989)     (7,423)    (188,148)     (19,369)     (18,854)
   Adjustments to net assets allocated to contracts in
     payout period                                                   (170)         93          185        3,213            1
                                                              -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (5,009,982)   (715,459)  (3,233,300)  (4,339,329)  (1,069,019)
                                                              -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets                              (3,598,343)   (584,923)  (2,274,290)  (3,520,527)    (919,662)
Net assets at beginning of period                              41,529,894   4,181,865   31,044,338   42,464,226    7,888,184
                                                              -----------  ----------  -----------  -----------  -----------
Net assets at end of period                                   $37,931,551  $3,596,942  $28,770,048  $38,943,699  $ 6,968,522
                                                              ===========  ==========  ===========  ===========  ===========
Beginning units                                                 1,560,225     159,931    1,934,461    1,502,339      286,576
Units issued                                                       19,603       2,064      226,626       98,182       25,518
Units redeemed                                                   (211,297)    (29,658)    (392,577)    (247,522)     (62,880)
                                                              -----------  ----------  -----------  -----------  -----------
Ending units                                                    1,368,531     132,337    1,768,510    1,352,999      249,214
                                                              ===========  ==========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                          SAST SA      SAST SA       SAST SA
                                                            SAST SA      JPMorgan     JPMorgan      JPMorgan      SAST SA
                                                            JPMorgan      Mid-Cap      Mid-Cap       Mid-Cap     Large Cap
                                                            MFS Core      Growth       Growth        Growth        Index
                                                         Bond Portfolio  Portfolio    Portfolio     Portfolio    Portfolio
                                                            Class 3       Class 1      Class 2       Class 3      Class 3
                                                         -------------- -----------  -----------  ------------  ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                              $ 15,079,146  $        --  $        --  $         --  $       --
   Mortality and expense risk and administrative
     charges                                               (10,450,629)    (482,827)    (196,939)   (1,735,737)       (773)
                                                          ------------  -----------  -----------  ------------  ----------
   Net investment income (loss)                              4,628,517     (482,827)    (196,939)   (1,735,737)       (773)
   Net realized gain (loss)                                   (584,081)   2,019,481    1,217,759     8,305,510          35
   Capital gain distribution from mutual funds                      --    1,761,751      711,301     6,372,840          --
   Change in unrealized appreciation (depreciation) of
     investments                                            10,784,309    4,376,910    1,305,657    13,985,550     (12,620)
                                                          ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets from operations           14,828,745    7,675,315    3,037,778    26,928,163     (13,358)
                                                          ------------  -----------  -----------  ------------  ----------
From contract transactions:
   Payments received from contract owners                   15,722,103      557,459       23,208     2,540,179      25,000
   Payments for contract benefits or terminations          (71,753,317)  (3,485,638)  (1,656,300)  (12,971,325)         --
   Transfers between sub-accounts (including fixed
     account), net                                          55,771,423       31,053     (490,585)   (7,519,430)  5,786,699
   Contract maintenance charges                             (5,478,338)     (14,993)     (25,499)     (527,939)         --
   Adjustments to net assets allocated to contracts in
     payout period                                                 (21)         301         (122)         (361)         --
                                                          ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets from contract
  transactions                                              (5,738,150)  (2,911,818)  (2,149,298)  (18,478,876)  5,811,699
                                                          ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets                            9,090,595    4,763,497      888,480     8,449,287   5,798,341
Net assets at beginning of period                          694,664,663   28,748,693   11,944,767   104,245,595          --
                                                          ------------  -----------  -----------  ------------  ----------
Net assets at end of period                               $703,755,258  $33,512,190  $12,833,247  $112,694,882  $5,798,341
                                                          ============  ===========  ===========  ============  ==========
Beginning units                                             43,120,503    1,465,011      623,566     5,475,198          --
Units issued                                                 7,386,202       92,951       11,645       454,692     553,204
Units redeemed                                              (7,495,691)    (220,416)    (109,214)   (1,274,534)         (5)
                                                          ------------  -----------  -----------  ------------  ----------
Ending units                                                43,011,014    1,337,546      525,997     4,655,356     553,199
                                                          ============  ===========  ===========  ============  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $ 11,390,905  $        --  $        --  $         --  $       --
   Mortality and expense risk and administrative
     charges                                               (10,369,746)    (463,919)    (199,446)   (1,614,725)         --
                                                          ------------  -----------  -----------  ------------  ----------
   Net investment income (loss)                              1,021,159     (463,919)    (199,446)   (1,614,725)         --
   Net realized gain (loss)                                   (136,125)   2,059,035    1,086,453     5,627,823          --
   Capital gain distribution from mutual funds                      --    3,634,473    1,542,025    13,149,044          --
   Change in unrealized appreciation (depreciation) of
     investments                                             9,316,207   (5,799,882)  (2,676,809)  (18,975,341)         --
                                                          ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets from operations           10,201,241     (570,293)    (247,777)   (1,813,199)         --
                                                          ------------  -----------  -----------  ------------  ----------
From contract transactions:
   Payments received from contract owners                   26,897,549      140,946        7,540     1,967,142          --
   Payments for contract benefits or terminations          (57,632,923)  (3,131,382)  (1,766,664)   (9,256,081)         --
   Transfers between sub-accounts (including fixed
     account), net                                          47,532,550   (1,530,196)    (250,855)    4,105,936          --
   Contract maintenance charges                             (6,666,328)     (17,559)     (27,580)     (646,836)         --
   Adjustments to net assets allocated to contracts in
     payout period                                                (287)       1,022           91           (47)         --
                                                          ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets from contract
  transactions                                              10,130,561   (4,537,169)  (2,037,468)   (3,829,886)         --
                                                          ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets                           20,331,802   (5,107,462)  (2,285,245)   (5,643,085)         --
Net assets at beginning of period                          674,332,861   33,856,155   14,230,012   109,888,680          --
                                                          ------------  -----------  -----------  ------------  ----------
Net assets at end of period                               $694,664,663  $28,748,693  $11,944,767  $104,245,595  $       --
                                                          ============  ===========  ===========  ============  ==========
Beginning units                                             41,821,741    1,702,554      731,734     5,678,575          --
Units issued                                                 8,162,312       46,828       16,456       741,520          --
Units redeemed                                              (6,863,550)    (284,371)    (124,624)     (944,897)         --
                                                          ------------  -----------  -----------  ------------  ----------
Ending units                                                43,120,503    1,465,011      623,566     5,475,198          --
                                                          ============  ===========  ===========  ============  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                           SAST SA                       SAST SA       SAST SA
                                                          SAST SA Legg    Legg Mason   SAST SA Legg    Legg Mason    Legg Mason
                                                            Mason BW       BW Large      Mason BW       Tactical      Tactical
                                                            Large Cap     Cap Value      Large Cap    Opportunities Opportunities
                                                         Value Portfolio  Portfolio   Value Portfolio   Portfolio     Portfolio
                                                             Class 1       Class 2        Class 3        Class 1       Class 3
                                                         --------------- -----------  --------------- ------------- -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                              $  5,962,097   $   690,816   $  6,307,987      $    86     $    7,782
   Mortality and expense risk and administrative
     charges                                                (5,099,122)     (673,650)    (6,321,890)          (4)        (2,451)
                                                          ------------   -----------   ------------      -------     ----------
   Net investment income (loss)                                862,975        17,166        (13,903)          82          5,331
   Net realized gain (loss)                                 (1,246,382)     (260,782)    (6,038,761)          --             25
   Capital gain distribution from mutual funds              11,623,956     1,474,965     14,235,416           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                            46,572,611     6,095,852     61,220,362          (43)        23,305
                                                          ------------   -----------   ------------      -------     ----------
Increase (decrease) in net assets from operations           57,813,160     7,327,201     69,403,114           39         28,661
                                                          ------------   -----------   ------------      -------     ----------
From contract transactions:
   Payments received from contract owners                    1,073,322        66,743      4,452,473       23,800      2,746,381
   Payments for contract benefits or terminations          (37,691,363)   (6,618,408)   (51,234,797)          --           (405)
   Transfers between sub-accounts (including fixed
     account), net                                          (7,698,177)   (1,469,662)   (11,391,569)          12        137,824
   Contract maintenance charges                               (134,213)      (86,815)    (2,085,851)          --             --
   Adjustments to net assets allocated to contracts in
     payout period                                              12,557          (392)        (3,324)          --             --
                                                          ------------   -----------   ------------      -------     ----------
Increase (decrease) in net assets from contract
  transactions                                             (44,437,874)   (8,108,534)   (60,263,068)      23,812      2,883,800
                                                          ------------   -----------   ------------      -------     ----------
Increase (decrease) in net assets                           13,375,286      (781,333)     9,140,046       23,851      2,912,461
Net assets at beginning of period                          331,856,875    43,828,251    404,313,342           --             --
                                                          ------------   -----------   ------------      -------     ----------
Net assets at end of period                               $345,232,161   $43,046,918   $413,453,388      $23,851     $2,912,461
                                                          ============   ===========   ============      =======     ==========
Beginning units                                              5,697,680       770,664     13,854,264           --             --
Units issued                                                    45,245         5,927        751,797        2,314        283,419
Units redeemed                                                (748,120)     (138,404)    (2,446,646)          --           (151)
                                                          ------------   -----------   ------------      -------     ----------
Ending units                                                 4,994,805       638,187     12,159,415        2,314        283,268
                                                          ============   ===========   ============      =======     ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $  2,877,160   $   312,818   $  2,504,673      $    --     $       --
   Mortality and expense risk and administrative
     charges                                                (4,910,499)     (686,175)    (6,227,616)          --             --
                                                          ------------   -----------   ------------      -------     ----------
   Net investment income (loss)                             (2,033,339)     (373,357)    (3,722,943)          --             --
   Net realized gain (loss)                                    185,730        63,382     (5,612,982)          --             --
   Capital gain distribution from mutual funds              81,514,144    10,998,393    102,196,357           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                           (40,738,710)   (5,545,779)   (45,394,727)          --             --
                                                          ------------   -----------   ------------      -------     ----------
Increase (decrease) in net assets from operations           38,927,825     5,142,639     47,465,705           --             --
                                                          ------------   -----------   ------------      -------     ----------
From contract transactions:
   Payments received from contract owners                      948,819        42,307      7,208,040           --             --
   Payments for contract benefits or terminations          (35,015,696)   (6,342,840)   (42,016,168)          --             --
   Transfers between sub-accounts (including fixed
     account), net                                         (10,168,866)   (1,707,967)   (21,771,576)          --             --
   Contract maintenance charges                               (155,764)      (94,233)    (2,506,621)          --             --
   Adjustments to net assets allocated to contracts in
     payout period                                               1,436        (2,751)          (298)          --             --
                                                          ------------   -----------   ------------      -------     ----------
Increase (decrease) in net assets from contract
  transactions                                             (44,390,071)   (8,105,484)   (59,086,623)          --             --
                                                          ------------   -----------   ------------      -------     ----------
Increase (decrease) in net assets                           (5,462,246)   (2,962,845)   (11,620,918)          --             --
Net assets at beginning of period                          337,319,121    46,791,096    415,934,260           --             --
                                                          ------------   -----------   ------------      -------     ----------
Net assets at end of period                               $331,856,875   $43,828,251   $404,313,342      $    --     $       --
                                                          ============   ===========   ============      =======     ==========
Beginning units                                              6,538,560       926,420     15,559,952           --             --
Units issued                                                    60,077         7,782        892,880           --             --
Units redeemed                                                (900,957)     (163,538)    (2,598,568)          --             --
                                                          ------------   -----------   ------------      -------     ----------
Ending units                                                 5,697,680       770,664     13,854,264           --             --
                                                          ============   ===========   ============      =======     ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                SAST SA
                                       SAST SA      SAST SA    SAST SA MFS    SAST SA MFS         MFS
                                      MFS Blue     MFS Blue     Blue Chip    Massachusetts   Massachusetts
                                     Chip Growth  Chip Growth    Growth     Investors Trust Investors Trust
                                      Portfolio    Portfolio    Portfolio      Portfolio       Portfolio
                                       Class 1      Class 2      Class 3        Class 1         Class 2
                                     -----------  ----------- ------------  --------------- ---------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $    53,573  $   14,207  $    448,276    $   492,853     $    70,106
   Mortality and expense risk and
     administrative charges             (115,413)    (41,778)   (1,466,943)      (729,000)       (126,636)
                                     -----------  ----------  ------------    -----------     -----------
   Net investment income (loss)          (61,840)    (27,571)   (1,018,667)      (236,147)        (56,530)
   Net realized gain (loss)              388,253     175,120     7,872,504      2,959,403         853,981
   Capital gain distribution from
     mutual funds                        163,827      55,343     2,021,057      1,220,948         203,158
   Change in unrealized
     appreciation (depreciation)
     of investments                    1,193,345     388,670    12,489,112      5,383,778         566,861
                                     -----------  ----------  ------------    -----------     -----------
Increase (decrease) in net assets
  from operations                      1,683,585     591,562    21,364,006      9,327,982       1,567,470
                                     -----------  ----------  ------------    -----------     -----------
From contract transactions:
   Payments received from contract
     owners                               86,782         (15)    2,467,293        371,708           9,259
   Payments for contract benefits
     or terminations                    (786,150)   (287,511)  (10,662,386)    (4,960,387)     (1,391,646)
   Transfers between sub-accounts
     (including fixed account), net      356,062     (30,703)   (3,589,194)      (749,307)         59,374
   Contract maintenance charges           (3,796)     (6,168)     (589,863)       (23,427)        (16,876)
   Adjustments to net assets
     allocated to contracts in
     payout period                           166          --            95          4,247             111
                                     -----------  ----------  ------------    -----------     -----------
Increase (decrease) in net assets
  from contract transactions            (346,936)   (324,397)  (12,374,055)    (5,357,166)     (1,339,778)
                                     -----------  ----------  ------------    -----------     -----------
Increase (decrease) in net assets      1,336,649     267,165     8,989,951      3,970,816         227,692
Net assets at beginning of period      6,817,677   2,525,947    90,396,791     45,623,723       8,128,044
                                     -----------  ----------  ------------    -----------     -----------
Net assets at end of period          $ 8,154,326  $2,793,112  $ 99,386,742    $49,594,539     $ 8,355,736
                                     ===========  ==========  ============    ===========     ===========
Beginning units                          657,941     253,275     6,716,150      1,162,651         211,826
Units issued                              56,085       1,047       583,020         23,142           8,790
Units redeemed                           (85,066)    (29,924)   (1,442,408)      (148,328)        (40,927)
                                     -----------  ----------  ------------    -----------     -----------
Ending units                             628,960     224,398     5,856,762      1,037,465         179,689
                                     ===========  ==========  ============    ===========     ===========
For the Year Ended December 31,
  2016
From operations:
   Dividends                         $    41,276  $   10,695  $    322,363    $   403,382     $    53,005
   Mortality and expense risk and
     administrative charges             (106,698)    (40,464)   (1,325,385)      (693,204)       (126,598)
                                     -----------  ----------  ------------    -----------     -----------
   Net investment income (loss)          (65,422)    (29,769)   (1,003,022)      (289,822)        (73,593)
   Net realized gain (loss)              489,967     189,884     4,002,457      2,533,600       1,004,550
   Capital gain distribution from
     mutual funds                        210,324      76,142     2,728,204      3,919,174         656,308
   Change in unrealized
     appreciation (depreciation)
     of investments                     (329,159)   (129,592)   (1,880,041)    (3,135,466)     (1,075,428)
                                     -----------  ----------  ------------    -----------     -----------
Increase (decrease) in net assets
  from operations                        305,710     106,665     3,847,598      3,027,486         511,837
                                     -----------  ----------  ------------    -----------     -----------
From contract transactions:
   Payments received from contract
     owners                                6,983         884     4,996,064        386,406           6,147
   Payments for contract benefits
     or terminations                    (854,940)   (308,395)   (7,844,752)    (4,743,102)     (1,196,627)
   Transfers between sub-accounts
     (including fixed account), net     (198,637)    (90,756)    2,056,383       (923,949)       (316,298)
   Contract maintenance charges           (4,206)     (6,039)     (674,952)       (25,873)        (18,124)
   Adjustments to net assets
     allocated to contracts in
     payout period                         1,466          --           (47)         6,774              76
                                     -----------  ----------  ------------    -----------     -----------
Increase (decrease) in net assets
  from contract transactions          (1,049,334)   (404,306)   (1,467,304)    (5,299,744)     (1,524,826)
                                     -----------  ----------  ------------    -----------     -----------
Increase (decrease) in net assets       (743,624)   (297,641)    2,380,294     (2,272,258)     (1,012,989)
Net assets at beginning of period      7,561,301   2,823,588    88,016,497     47,895,981       9,141,033
                                     -----------  ----------  ------------    -----------     -----------
Net assets at end of period          $ 6,817,677  $2,525,947  $ 90,396,791    $45,623,723     $ 8,128,044
                                     ===========  ==========  ============    ===========     ===========
Beginning units                          764,873     296,156     6,941,171      1,305,231         254,376
Units issued                              60,979      10,527     1,019,143         27,710          26,133
Units redeemed                          (167,911)    (53,408)   (1,244,164)      (170,290)        (68,683)
                                     -----------  ----------  ------------    -----------     -----------
Ending units                             657,941     253,275     6,716,150      1,162,651         211,826
                                     ===========  ==========  ============    ===========     ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                      SAST SA
                                                       SAST SA MFS      MFS     SAST SA MFS
                                        SAST SA MFS      Telecom      Telecom     Telecom     SAST SA MFS
                                       Massachusetts     Utility      Utility     Utility     Total Return
                                      Investors Trust   Portfolio    Portfolio   Portfolio   Bond Portfolio
                                     Portfolio Class 3   Class 1      Class 2     Class 3       Class 1
                                     ----------------- -----------  ----------  -----------  --------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                           $  2,071,203    $   302,319  $   32,251  $   535,426   $  2,661,816
   Mortality and expense risk and
     administrative charges              (3,971,195)      (176,437)    (20,808)    (347,405)    (1,659,499)
                                       ------------    -----------  ----------  -----------   ------------
   Net investment income (loss)          (1,899,992)       125,882      11,443      188,021      1,002,317
   Net realized gain (loss)              20,788,951        562,117     108,273      412,053      3,868,580
   Capital gain distribution from
     mutual funds                         6,643,132        111,115      12,659      217,250      5,767,982
   Change in unrealized
     appreciation (depreciation)
     of investments                      24,786,429        652,372      29,658    1,946,580        213,491
                                       ------------    -----------  ----------  -----------   ------------
Increase (decrease) in net assets
  from operations                        50,318,520      1,451,486     162,033    2,763,904     10,852,370
                                       ------------    -----------  ----------  -----------   ------------
From contract transactions:
   Payments received from contract
     owners                               3,180,069         96,902         660      992,489      1,036,897
   Payments for contract benefits
     or terminations                    (27,636,248)    (1,359,280)   (224,986)  (2,372,746)   (11,977,598)
   Transfers between sub-accounts
     (including fixed account), net     (14,342,974)      (301,485)    (78,938)    (969,715)      (673,796)
   Contract maintenance charges          (1,837,000)        (6,923)     (2,468)    (120,289)       (40,658)
   Adjustments to net assets
     allocated to contracts in
     payout period                              (98)            (9)       (286)        (183)         7,909
                                       ------------    -----------  ----------  -----------   ------------
Increase (decrease) in net assets
  from contract transactions            (40,636,251)    (1,570,795)   (306,018)  (2,470,444)   (11,647,246)
                                       ------------    -----------  ----------  -----------   ------------
Increase (decrease) in net assets         9,682,269       (119,309)   (143,985)     293,460       (794,876)
Net assets at beginning of period       251,541,066     11,326,174   1,371,235   22,106,968    108,584,452
                                       ------------    -----------  ----------  -----------   ------------
Net assets at end of period            $261,223,335    $11,206,865  $1,227,250  $22,400,428   $107,789,576
                                       ============    ===========  ==========  ===========   ============
Beginning units                          11,336,228        483,684      60,597    1,217,465      2,693,485
Units issued                                592,216         11,013       1,910      187,895         84,281
Units redeemed                           (2,156,722)       (72,138)    (14,514)    (292,828)      (357,238)
                                       ------------    -----------  ----------  -----------   ------------
Ending units                              9,771,722        422,559      47,993    1,112,532      2,420,528
                                       ============    ===========  ==========  ===========   ============
For the Year Ended December 31,
  2016
From operations:
   Dividends                           $  1,562,229    $   340,491  $   41,823  $   601,389   $  2,548,902
   Mortality and expense risk and
     administrative charges              (3,770,326)      (182,051)    (24,271)    (352,443)    (1,707,218)
                                       ------------    -----------  ----------  -----------   ------------
   Net investment income (loss)          (2,208,097)       158,440      17,552      248,946        841,684
   Net realized gain (loss)              11,375,126        565,089     111,803      784,253      3,893,658
   Capital gain distribution from
     mutual funds                        21,510,027        239,510      31,202      465,231      6,428,687
   Change in unrealized
     appreciation (depreciation)
     of investments                     (14,709,618)        75,003     (35,872)     399,619     (3,195,898)
                                       ------------    -----------  ----------  -----------   ------------
Increase (decrease) in net assets
  from operations                        15,967,438      1,038,042     124,685    1,898,049      7,968,131
                                       ------------    -----------  ----------  -----------   ------------
From contract transactions:
   Payments received from contract
     owners                               8,232,929         21,959       1,979      940,972        989,589
   Payments for contract benefits
     or terminations                    (20,910,274)    (1,432,668)   (318,382)  (2,922,381)   (13,778,410)
   Transfers between sub-accounts
     (including fixed account), net      (1,789,602)       (90,710)    101,697       74,829     (1,003,940)
   Contract maintenance charges          (2,162,678)        (7,715)     (3,412)    (158,367)       (49,350)
   Adjustments to net assets
     allocated to contracts in
     payout period                             (590)        (1,569)         19          113          7,436
                                       ------------    -----------  ----------  -----------   ------------
Increase (decrease) in net assets
  from contract transactions            (16,630,215)    (1,510,703)   (218,099)  (2,064,834)   (13,834,675)
                                       ------------    -----------  ----------  -----------   ------------
Increase (decrease) in net assets          (662,777)      (472,661)    (93,414)    (166,785)    (5,866,544)
Net assets at beginning of period       252,203,843     11,798,835   1,464,649   22,273,753    114,450,996
                                       ------------    -----------  ----------  -----------   ------------
Net assets at end of period            $251,541,066    $11,326,174  $1,371,235  $22,106,968   $108,584,452
                                       ============    ===========  ==========  ===========   ============
Beginning units                          11,937,528        548,711      70,313    1,304,070      3,050,425
Units issued                              1,009,233         37,245       8,464      345,010         94,756
Units redeemed                           (1,610,533)      (102,272)    (18,180)    (431,615)      (451,696)
                                       ------------    -----------  ----------  -----------   ------------
Ending units                             11,336,228        483,684      60,597    1,217,465      2,693,485
                                       ============    ===========  ==========  ===========   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                SAST SA       SAST SA
                                                                                Morgan        Morgan
                                                                    SAST SA     Stanley       Stanley
                                      SAST SA MFS    SAST SA MFS    Mid Cap  International International
                                      Total Return   Total Return    Index     Equities      Equities
                                     Bond Portfolio Bond Portfolio Portfolio   Portfolio     Portfolio
                                        Class 2        Class 3      Class 3     Class 1       Class 2
                                     -------------- -------------- --------- ------------- -------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                          $   671,062    $  3,936,169  $  1,063   $   344,743   $   103,349
   Mortality and expense risk and
     administrative charges              (460,465)     (2,674,468)     (284)     (444,443)     (159,288)
                                      -----------    ------------  --------   -----------   -----------
   Net investment income (loss)           210,597       1,261,701       779       (99,700)      (55,939)
   Net realized gain (loss)             1,186,247       6,725,471        11       230,117       442,121
   Capital gain distribution from
     mutual funds                       1,555,747       9,430,685     1,200            --            --
   Change in unrealized
     appreciation (depreciation)
     of investments                       (74,946)       (692,127)    2,025     5,901,218     1,711,536
                                      -----------    ------------  --------   -----------   -----------
Increase (decrease) in net assets
  from operations                       2,877,645      16,725,730     4,015     6,031,635     2,097,718
                                      -----------    ------------  --------   -----------   -----------
From contract transactions:
   Payments received from contract
     owners                                23,617      11,853,706    26,205        84,362        28,418
   Payments for contract benefits
     or terminations                   (3,674,763)    (24,829,876)     (153)   (3,127,858)   (1,503,591)
   Transfers between sub-accounts
     (including fixed account), net      (234,776)      6,623,905   146,069       (64,149)     (438,142)
   Contract maintenance charges           (52,470)       (668,195)       --       (15,258)      (28,253)
   Adjustments to net assets
     allocated to contracts in
     payout period                         (1,070)            520        --         9,308          (351)
                                      -----------    ------------  --------   -----------   -----------
Increase (decrease) in net assets
  from contract transactions           (3,939,462)     (7,019,940)  172,121    (3,113,595)   (1,941,919)
                                      -----------    ------------  --------   -----------   -----------
Increase (decrease) in net assets      (1,061,817)      9,705,790   176,136     2,918,040       155,799
Net assets at beginning of period      29,893,218     167,843,261        --    27,230,282     9,950,111
                                      -----------    ------------  --------   -----------   -----------
Net assets at end of period           $28,831,401    $177,549,051  $176,136   $30,148,322   $10,105,910
                                      ===========    ============  ========   ===========   ===========
Beginning units                           758,634       6,682,583        --     2,046,678       769,565
Units issued                               16,590       1,468,881    16,871       117,258        15,581
Units redeemed                           (111,643)     (1,337,141)      (16)     (324,250)     (149,281)
                                      -----------    ------------  --------   -----------   -----------
Ending units                              663,581       6,814,323    16,855     1,839,686       635,865
                                      ===========    ============  ========   ===========   ===========
For the Year Ended December 31,
  2016
From operations:
   Dividends                          $   650,225    $  3,333,986  $     --   $   363,454   $   112,085
   Mortality and expense risk and
     administrative charges              (492,979)     (2,564,869)       --      (436,424)     (166,744)
                                      -----------    ------------  --------   -----------   -----------
   Net investment income (loss)           157,246         769,117        --       (72,970)      (54,659)
   Net realized gain (loss)             1,318,936       6,272,452        --      (526,304)      231,822
   Capital gain distribution from
     mutual funds                       1,773,224       9,512,885        --            --            --
   Change in unrealized
     appreciation (depreciation)
     of investments                    (1,061,840)     (5,498,150)       --      (492,283)     (607,800)
                                      -----------    ------------  --------   -----------   -----------
Increase (decrease) in net assets
  from operations                       2,187,566      11,056,304        --    (1,091,557)     (430,637)
                                      -----------    ------------  --------   -----------   -----------
From contract transactions:
   Payments received from contract
     owners                                84,776       5,913,722        --        86,745        17,678
   Payments for contract benefits
     or terminations                   (4,264,946)    (19,835,813)       --    (2,793,249)   (1,575,969)
   Transfers between sub-accounts
     (including fixed account), net      (768,518)      6,387,537        --      (815,794)     (146,812)
   Contract maintenance charges           (54,047)       (703,029)       --       (15,852)      (31,629)
   Adjustments to net assets
     allocated to contracts in
     payout period                            805             552        --         2,754            68
                                      -----------    ------------  --------   -----------   -----------
Increase (decrease) in net assets
  from contract transactions           (5,001,930)     (8,237,031)       --    (3,535,396)   (1,736,664)
                                      -----------    ------------  --------   -----------   -----------
Increase (decrease) in net assets      (2,814,364)      2,819,273        --    (4,626,953)   (2,167,301)
Net assets at beginning of period      32,707,582     165,023,988        --    31,857,235    12,117,412
                                      -----------    ------------  --------   -----------   -----------
Net assets at end of period           $29,893,218    $167,843,261  $     --   $27,230,282   $ 9,950,111
                                      ===========    ============  ========   ===========   ===========
Beginning units                           889,296       6,615,573        --     2,312,299       902,973
Units issued                               17,753       1,371,230        --       249,061        36,495
Units redeemed                           (148,415)     (1,304,220)       --      (514,682)     (169,903)
                                      -----------    ------------  --------   -----------   -----------
Ending units                              758,634       6,682,583        --     2,046,678       769,565
                                      ===========    ============  ========   ===========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           SAST SA       SAST SA       SAST SA
                                          SAST SA        Oppenheimer   Oppenheimer   Oppenheimer
                                      Morgan Stanley     Main Street   Main Street   Main Street     SAST SA PIMCO
                                       International      Large Cap     Large Cap     Large Cap       VCP Tactical
                                         Equities      Portfolio Class  Portfolio  Portfolio Class Balanced Portfolio
                                     Portfolio Class 3        1          Class 2          3             Class 3
                                     ----------------- --------------- ----------- --------------- ------------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                           $  1,163,662      $   265,091   $   32,175    $   469,344     $    1,957,675
   Mortality and expense risk and
     administrative charges              (1,924,031)        (396,106)     (60,633)      (871,097)       (14,932,348)
                                       ------------      -----------   ----------    -----------     --------------
   Net investment income (loss)            (760,369)        (131,015)     (28,458)      (401,753)       (12,974,673)
   Net realized gain (loss)               3,030,090        1,830,670      527,171      3,394,004          4,684,382
   Capital gain distribution from
     mutual funds                                --          613,651       89,937      1,379,406         54,616,335
   Change in unrealized
     appreciation (depreciation)
     of investments                      22,897,273        1,346,778      (49,129)     3,569,634         98,885,403
                                       ------------      -----------   ----------    -----------     --------------
Increase (decrease) in net assets
  from operations                        25,166,994        3,660,084      539,521      7,941,291        145,211,447
                                       ------------      -----------   ----------    -----------     --------------
From contract transactions:
   Payments received from contract
     owners                               1,569,486           69,859       12,784      2,597,675         90,569,125
   Payments for contract benefits
     or terminations                    (14,595,052)      (2,908,821)    (561,954)    (5,908,531)       (44,558,553)
   Transfers between sub-accounts
     (including fixed account), net      (4,724,045)        (394,473)    (266,424)       897,404         73,250,217
   Contract maintenance charges            (663,704)         (13,352)      (6,987)      (277,757)       (10,006,526)
   Adjustments to net assets
     allocated to contracts in
     payout period                           (3,739)             958           72           (182)               289
                                       ------------      -----------   ----------    -----------     --------------
Increase (decrease) in net assets
  from contract transactions            (18,417,054)      (3,245,829)    (822,509)    (2,691,391)       109,254,552
                                       ------------      -----------   ----------    -----------     --------------
Increase (decrease) in net assets         6,749,940          414,255     (282,988)     5,249,900        254,465,999
Net assets at beginning of period       116,468,102       25,613,545    3,954,414     53,774,397        919,517,270
                                       ------------      -----------   ----------    -----------     --------------
Net assets at end of period            $123,218,042      $26,027,800   $3,671,426    $59,024,297     $1,173,983,269
                                       ============      ===========   ==========    ===========     ==============
Beginning units                           9,863,969          772,040      122,648      2,478,652         81,202,899
Units issued                                652,124           14,747          934        331,877         16,632,655
Units redeemed                           (1,962,187)        (105,203)     (24,468)      (394,143)        (7,379,760)
                                       ------------      -----------   ----------    -----------     --------------
Ending units                              8,553,906          681,584       99,114      2,416,386         90,455,794
                                       ============      ===========   ==========    ===========     ==============
For the Year Ended December 31,
  2016
From operations:
   Dividends                           $  1,158,796      $   199,731   $   24,573    $   272,834     $           --
   Mortality and expense risk and
     administrative charges              (1,833,294)        (393,181)     (66,519)      (749,314)        (9,919,632)
                                       ------------      -----------   ----------    -----------     --------------
   Net investment income (loss)            (674,498)        (193,450)     (41,946)      (476,480)        (9,919,632)
   Net realized gain (loss)                 (95,977)       1,688,706      600,560      2,865,663            558,261
   Capital gain distribution from
     mutual funds                                --          819,000      130,280      1,608,392                 --
   Change in unrealized
     appreciation (depreciation)
     of investments                      (3,976,309)         124,575     (303,023)       627,250         48,710,654
                                       ------------      -----------   ----------    -----------     --------------
Increase (decrease) in net assets
  from operations                        (4,746,784)       2,438,831      385,871      4,624,825         39,349,283
                                       ------------      -----------   ----------    -----------     --------------
From contract transactions:
   Payments received from contract
     owners                               4,347,775           93,706        5,316      5,257,520        240,703,244
   Payments for contract benefits
     or terminations                    (13,434,689)      (3,089,201)    (562,763)    (4,710,464)       (23,366,013)
   Transfers between sub-accounts
     (including fixed account), net       5,406,923         (493,986)    (427,890)     1,583,487        161,842,832
   Contract maintenance charges            (687,614)         (14,921)      (9,202)      (240,475)        (8,258,331)
   Adjustments to net assets
     allocated to contracts in
     payout period                            4,970            1,784           50           (211)               101
                                       ------------      -----------   ----------    -----------     --------------
Increase (decrease) in net assets
  from contract transactions             (4,362,635)      (3,502,618)    (994,489)     1,889,857        370,921,833
                                       ------------      -----------   ----------    -----------     --------------
Increase (decrease) in net assets        (9,109,419)      (1,063,787)    (608,618)     6,514,682        410,271,116
Net assets at beginning of period       125,577,521       26,677,332    4,563,032     47,259,715        509,246,154
                                       ------------      -----------   ----------    -----------     --------------
Net assets at end of period            $116,468,102      $25,613,545   $3,954,414    $53,774,397     $  919,517,270
                                       ============      ===========   ==========    ===========     ==============
Beginning units                          10,118,896          884,704      155,376      2,277,826         47,381,022
Units issued                              1,509,112           18,571        3,789        609,218         40,105,550
Units redeemed                           (1,764,039)        (131,235)     (36,517)      (408,392)        (6,283,673)
                                       ------------      -----------   ----------    -----------     --------------
Ending units                              9,863,969          772,040      122,648      2,478,652         81,202,899
                                       ============      ===========   ==========    ===========     ==============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                      SAST SA        SAST SA
                                                                                      Putnam         Putnam
                                        SAST SA        SAST SA        SAST SA      International  International
                                       PineBridge     PineBridge     PineBridge     Growth and     Growth and
                                       High-Yield     High-Yield     High-Yield       Income         Income
                                     Bond Portfolio Bond Portfolio Bond Portfolio Portfolio Class   Portfolio
                                        Class 1        Class 2        Class 3            1           Class 2
                                     -------------- -------------- -------------- --------------- -------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                          $ 3,630,232    $   690,583    $ 10,512,282    $   432,449    $   69,167
   Mortality and expense risk and
     administrative charges              (631,006)      (126,516)     (1,874,085)      (437,705)      (82,041)
                                      -----------    -----------    ------------    -----------    ----------
   Net investment income (loss)         2,999,226        564,067       8,638,197         (5,256)      (12,874)
   Net realized gain (loss)               281,790        209,853       1,264,823       (342,609)       98,035
   Change in unrealized
     appreciation (depreciation)
     of investments                       (25,261)      (175,941)       (690,494)     6,173,556       964,912
                                      -----------    -----------    ------------    -----------    ----------
Increase (decrease) in net assets
  from operations                       3,255,755        597,979       9,212,526      5,825,691     1,050,073
                                      -----------    -----------    ------------    -----------    ----------
From contract transactions:
   Payments received from contract
     owners                               139,219         53,862       3,807,193        152,526        20,638
   Payments for contract benefits
     or terminations                   (4,752,531)    (1,018,707)    (15,331,836)    (2,964,137)     (666,136)
   Transfers between sub-accounts
     (including fixed account), net    (2,515,492)       503,542      (4,647,696)      (833,583)     (146,368)
   Contract maintenance charges           (16,877)       (17,612)       (561,260)       (15,063)       (9,806)
   Adjustments to net assets
     allocated to contracts in
     payout period                          5,960             36           1,971          1,325           131
                                      -----------    -----------    ------------    -----------    ----------
Increase (decrease) in net assets
  from contract transactions           (7,139,721)      (478,879)    (16,731,628)    (3,658,932)     (801,541)
                                      -----------    -----------    ------------    -----------    ----------
Increase (decrease) in net assets      (3,883,966)       119,100      (7,519,102)     2,166,759       248,532
Net assets at beginning of period      41,900,245      7,707,963     123,879,319     27,246,044     4,912,040
                                      -----------    -----------    ------------    -----------    ----------
Net assets at end of period           $38,016,279    $ 7,827,063    $116,360,217    $29,412,803    $5,160,572
                                      ===========    ===========    ============    ===========    ==========
Beginning units                         1,377,454        261,478       6,690,025      1,845,105       340,179
Units issued                              142,945         34,263       1,191,908         39,879         9,113
Units redeemed                           (363,811)       (48,883)     (2,020,938)      (259,593)      (57,040)
                                      -----------    -----------    ------------    -----------    ----------
Ending units                            1,156,588        246,858       5,860,995      1,625,391       292,252
                                      ===========    ===========    ============    ===========    ==========
For the Year Ended December 31,
  2016
From operations:
   Dividends                          $ 2,695,808    $   549,155    $  7,770,875    $   520,769    $   85,059
   Mortality and expense risk and
     administrative charges              (634,177)      (134,697)     (1,826,200)      (427,842)      (79,396)
                                      -----------    -----------    ------------    -----------    ----------
   Net investment income (loss)         2,061,631        414,458       5,944,675         92,927         5,663
   Net realized gain (loss)              (704,560)       192,372      (2,492,050)    (1,159,206)      (52,326)
   Change in unrealized
     appreciation (depreciation)
     of investments                     5,056,486        679,374      14,459,063        956,890        20,317
                                      -----------    -----------    ------------    -----------    ----------
Increase (decrease) in net assets
  from operations                       6,413,557      1,286,204      17,911,688       (109,389)      (26,346)
                                      -----------    -----------    ------------    -----------    ----------
From contract transactions:
   Payments received from contract
     owners                               289,374         17,767       4,715,624        122,591        17,745
   Payments for contract benefits
     or terminations                   (6,233,150)      (880,927)    (12,888,209)    (2,962,517)     (674,117)
   Transfers between sub-accounts
     (including fixed account), net     1,471,064     (1,328,000)      7,769,645       (472,387)      121,331
   Contract maintenance charges           (19,012)       (18,827)       (684,761)       (17,367)       (9,628)
   Adjustments to net assets
     allocated to contracts in
     payout period                         (8,611)          (226)           (878)        (1,497)           89
                                      -----------    -----------    ------------    -----------    ----------
Increase (decrease) in net assets
  from contract transactions           (4,500,335)    (2,210,213)     (1,088,579)    (3,331,177)     (544,580)
                                      -----------    -----------    ------------    -----------    ----------
Increase (decrease) in net assets       1,913,222       (924,009)     16,823,109     (3,440,566)     (570,926)
Net assets at beginning of period      39,987,023      8,631,972     107,056,210     30,686,610     5,482,966
                                      -----------    -----------    ------------    -----------    ----------
Net assets at end of period           $41,900,245    $ 7,707,963    $123,879,319    $27,246,044    $4,912,040
                                      ===========    ===========    ============    ===========    ==========
Beginning units                         1,530,919        340,698       6,475,263      2,077,122       378,945
Units issued                              439,313          5,271       3,189,710         91,419        22,418
Units redeemed                           (592,778)       (84,491)     (2,974,948)      (323,436)      (61,184)
                                      -----------    -----------    ------------    -----------    ----------
Ending units                            1,377,454        261,478       6,690,025      1,845,105       340,179
                                      ===========    ===========    ============    ===========    ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                         SAST SA
                                         SAST SA                                                        Schroders
                                          Putnam                           SAST SA                         VCP
                                      International       SAST SA       Pyramis Real       SAST SA        Global
                                        Growth and      Pyramis Real       Estate        Pyramis Real   Allocation
                                     Income Portfolio Estate Portfolio Portfolio Class Estate Portfolio Portfolio
                                         Class 3          Class 1             2            Class 3       Class 1
                                     ---------------- ---------------- --------------- ---------------- ----------
For the Year Ended December 31,
  2017
From operations:
   Dividends                           $  1,419,577     $   688,606      $   153,001     $  4,847,772    $     --
   Mortality and expense risk and
     administrative charges              (1,874,697)       (381,556)         (94,242)      (2,880,545)        (25)
                                       ------------     -----------      -----------     ------------    --------
   Net investment income (loss)            (455,120)        307,050           58,759        1,967,227         (25)
   Net realized gain (loss)               4,251,555       1,360,903          418,441        5,283,185          --
   Capital gain distribution from
     mutual funds                                --       3,217,842          763,905       24,933,808          --
   Change in unrealized
     appreciation (depreciation)
     of investments                      19,886,503      (3,937,446)      (1,020,346)     (25,689,659)        483
                                       ------------     -----------      -----------     ------------    --------
Increase (decrease) in net assets
  from operations                        23,682,938         948,349          220,759        6,494,561         458
                                       ------------     -----------      -----------     ------------    --------
From contract transactions:
   Payments received from contract
     owners                                 652,241         124,111            3,009        1,444,613     164,750
   Payments for contract benefits
     or terminations                    (16,426,363)     (3,166,629)      (1,174,783)     (22,509,911)         --
   Transfers between sub-accounts
     (including fixed account), net      (7,011,436)       (785,041)         (90,096)       9,248,530         (13)
   Contract maintenance charges            (792,077)        (10,648)          (9,750)      (1,227,527)         --
   Adjustments to net assets
     allocated to contracts in
     payout period                           (2,750)           (195)            (757)          (3,445)         --
                                       ------------     -----------      -----------     ------------    --------
Increase (decrease) in net assets
  from contract transactions            (23,580,385)     (3,838,402)      (1,272,377)     (13,047,740)    164,737
                                       ------------     -----------      -----------     ------------    --------
Increase (decrease) in net assets           102,553      (2,890,053)      (1,051,618)      (6,553,179)    165,195
Net assets at beginning of period       115,663,859      26,542,108        6,550,251      189,467,738          --
                                       ------------     -----------      -----------     ------------    --------
Net assets at end of period            $115,766,412     $23,652,055      $ 5,498,633     $182,914,559    $165,195
                                       ============     ===========      ===========     ============    ========
Beginning units                           9,026,207         734,690          186,950       10,107,470          --
Units issued                                349,723          19,153            8,068        1,172,813      14,828
Units redeemed                           (1,949,206)       (123,139)         (43,474)      (1,779,194)         (2)
                                       ------------     -----------      -----------     ------------    --------
Ending units                              7,426,724         630,704          151,544        9,501,089      14,826
                                       ============     ===========      ===========     ============    ========
For the Year Ended December 31,
  2016
From operations:
   Dividends                           $  1,880,030     $   632,031      $   152,370     $  3,731,396    $     --
   Mortality and expense risk and
     administrative charges              (1,875,226)       (420,166)        (110,359)      (2,960,105)         --
                                       ------------     -----------      -----------     ------------    --------
   Net investment income (loss)               4,804         211,865           42,011          771,291          --
   Net realized gain (loss)                 303,404       1,704,056          490,203       13,027,261          --
   Capital gain distribution from
     mutual funds                                --       1,345,207          348,503        9,067,829          --
   Change in unrealized
     appreciation (depreciation)
     of investments                        (933,180)     (1,413,572)        (423,542)      (9,996,755)         --
                                       ------------     -----------      -----------     ------------    --------
Increase (decrease) in net assets
  from operations                          (624,972)      1,847,556          457,175       12,869,626          --
                                       ------------     -----------      -----------     ------------    --------
From contract transactions:
   Payments received from contract
     owners                                 658,843          24,641            5,502        2,150,968          --
   Payments for contract benefits
     or terminations                    (14,015,746)     (3,270,674)        (678,535)     (18,438,342)         --
   Transfers between sub-accounts
     (including fixed account), net       3,900,676        (685,041)        (352,897)      (4,154,549)         --
   Contract maintenance charges            (865,860)        (13,718)         (12,626)      (1,531,004)         --
   Adjustments to net assets
     allocated to contracts in
     payout period                            3,146           1,952              171            5,480          --
                                       ------------     -----------      -----------     ------------    --------
Increase (decrease) in net assets
  from contract transactions            (10,318,941)     (3,942,840)      (1,038,385)     (21,967,447)         --
                                       ------------     -----------      -----------     ------------    --------
Increase (decrease) in net assets       (10,943,913)     (2,095,284)        (581,210)      (9,097,821)         --
Net assets at beginning of period       126,607,772      28,637,392        7,131,461      198,565,559          --
                                       ------------     -----------      -----------     ------------    --------
Net assets at end of period            $115,663,859     $26,542,108      $ 6,550,251     $189,467,738    $     --
                                       ============     ===========      ===========     ============    ========
Beginning units                           9,819,168         847,955          217,424       11,096,011          --
Units issued                                878,842          45,621           13,854        1,266,102          --
Units redeemed                           (1,671,803)       (158,886)         (44,328)      (2,254,643)         --
                                       ------------     -----------      -----------     ------------    --------
Ending units                              9,026,207         734,690          186,950       10,107,470          --
                                       ============     ===========      ===========     ============    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA T.
                                                                 Rowe Price                     SAST SA
                                          SAST SA       SAST SA    Asset                          VCP
                                      Schroder's VCP   Small Cap Allocation     SAST SA T.      Dynamic
                                          Global         Index     Growth     Rowe Price VCP   Allocation
                                        Allocation     Portfolio Portfolio       Balanced      Portfolio
                                     Portfolio Class 3  Class 3   Class 3    Portfolio Class 3  Class 1
                                     ----------------- --------- ----------  ----------------- ----------
For the Year Ended December 31,
  2017
From operations:
   Dividends                           $         --    $    287  $   10,742    $    247,889     $   372
   Mortality and expense risk and
     administrative charges              (6,262,095)        (74)     (4,664)    (10,084,885)        (53)
                                       ------------    --------  ----------    ------------     -------
   Net investment income (loss)          (6,262,095)        213       6,078      (9,836,996)        319
   Net realized gain (loss)               1,693,410           7         528       3,980,363           5
   Capital gain distribution from
     mutual funds                         5,459,781         437         945       2,785,349         657
   Change in unrealized
     appreciation (depreciation)
     of investments                      49,109,566        (236)     36,552     117,478,289       1,068
                                       ------------    --------  ----------    ------------     -------
Increase (decrease) in net assets
  from operations                        50,000,662         421      44,103     114,407,005       2,049
                                       ------------    --------  ----------    ------------     -------
From contract transactions:
   Payments received from contract
     owners                              86,235,211     110,567   4,907,566     198,811,749      31,504
   Payments for contract benefits
     or terminations                    (17,683,428)       (153)     (7,889)    (29,853,792)         --
   Transfers between sub-accounts
     (including fixed account), net      90,070,386      15,083     420,112     176,900,389         (12)
   Contract maintenance charges          (4,572,782)         --        (163)     (7,354,105)        (87)
   Adjustments to net assets
     allocated to contracts in
     payout period                               --          --          --               9          --
                                       ------------    --------  ----------    ------------     -------
Increase (decrease) in net assets
  from contract transactions            154,049,387     125,497   5,319,626     338,504,250      31,405
                                       ------------    --------  ----------    ------------     -------
Increase (decrease) in net assets       204,050,049     125,918   5,363,729     452,911,255      33,454
Net assets at beginning of period       328,834,258          --          --     486,206,622          --
                                       ------------    --------  ----------    ------------     -------
Net assets at end of period            $532,884,307    $125,918  $5,363,729    $939,117,877     $33,454
                                       ============    ========  ==========    ============     =======
Beginning units                          30,345,467          --          --      46,652,003          --
Units issued                             17,596,742      12,420     532,978      35,167,581       2,879
Units redeemed                           (3,859,017)        (15)    (11,637)     (6,160,295)        (14)
                                       ------------    --------  ----------    ------------     -------
Ending units                             44,083,192      12,405     521,341      75,659,289       2,865
                                       ============    ========  ==========    ============     =======
For the Year Ended December 31,
  2016
From operations:
   Dividends                           $         --    $     --  $       --    $  1,643,448     $    --
   Mortality and expense risk and
     administrative charges              (1,944,731)         --          --      (2,984,476)         --
                                       ------------    --------  ----------    ------------     -------
   Net investment income (loss)          (1,944,731)         --          --      (1,341,028)         --
   Net realized gain (loss)                 107,151          --          --      (7,361,537)         --
   Capital gain distribution from
     mutual funds                         4,400,683          --          --              --          --
   Change in unrealized
     appreciation (depreciation)
     of investments                       4,537,246          --          --       7,446,839          --
                                       ------------    --------  ----------    ------------     -------
Increase (decrease) in net assets
  from operations                         7,100,349          --          --      (1,255,726)         --
                                       ------------    --------  ----------    ------------     -------
From contract transactions:
   Payments received from contract
     owners                             160,757,964          --          --     263,596,313          --
   Payments for contract benefits
     or terminations                     (4,453,370)         --          --      (6,264,496)         --
   Transfers between sub-accounts
     (including fixed account), net     166,930,982          --          --     232,402,383          --
   Contract maintenance charges          (1,501,667)         --          --      (2,271,859)         --
   Adjustments to net assets
     allocated to contracts in
     payout period                               --          --          --               7          --
                                       ------------    --------  ----------    ------------     -------
Increase (decrease) in net assets
  from contract transactions            321,733,909          --          --     487,462,348          --
                                       ------------    --------  ----------    ------------     -------
Increase (decrease) in net assets       328,834,258          --          --     486,206,622          --
                                       ------------    --------  ----------    ------------     -------
Net assets at end of period            $328,834,258    $     --  $       --    $486,206,622     $    --
                                       ============    ========  ==========    ============     =======
Units issued                             31,740,512          --          --      48,484,219          --
Units redeemed                           (1,395,045)         --          --      (1,832,216)         --
                                       ------------    --------  ----------    ------------     -------
Ending units                             30,345,467          --          --      46,652,003          --
                                       ============    ========  ==========    ============     =======

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                        SAST SA                                    SAST SA
                                                          VCP                       SAST SA       WellsCap
                                        SAST SA VCP     Dynamic                    VCP Index     Aggressive
                                          Dynamic      Strategy     SAST SA VCP    Allocation      Growth
                                        Allocation     Portfolio Dynamic Strategy  Portfolio   Portfolio Class
                                     Portfolio Class 3  Class 1  Portfolio Class 3  Class 3           1
                                     ----------------- --------- ----------------- ----------  ---------------
For the Year Ended December 31,
  2017
   From operations:
   Dividends                          $   98,796,106    $   362   $   61,371,304   $   28,504    $        --
   Mortality and expense risk and
     administrative charges             (129,281,251)       (53)     (82,269,904)     (12,267)      (350,873)
                                      --------------    -------   --------------   ----------    -----------
   Net investment income (loss)          (30,485,145)       309      (20,898,600)      16,237       (350,873)
   Net realized gain (loss)              190,781,582          4       80,454,067        2,272      1,391,164
   Capital gain distribution from
     mutual funds                        187,574,170        640      116,814,074       12,061             --
   Change in unrealized
     appreciation (depreciation)
     of investments                    1,152,376,036      1,067      707,632,210      134,009      4,560,083
                                      --------------    -------   --------------   ----------    -----------
Increase (decrease) in net assets
  from operations                      1,500,246,643      2,020      884,001,751      164,579      5,600,374
                                      --------------    -------   --------------   ----------    -----------
From contract transactions:
   Payments received from contract
     owners                              207,628,369     31,507      125,162,699    3,765,756        128,064
   Payments for contract benefits
     or terminations                    (552,637,283)        --     (311,911,049)     (93,437)    (2,141,240)
   Transfers between sub-accounts
     (including fixed account), net     (199,768,973)        15     (119,189,457)   6,029,647       (466,788)
   Contract maintenance charges          (83,753,469)       (87)     (53,647,824)      (7,024)       (16,971)
   Adjustments to net assets
     allocated to contracts in
     payout period                           (31,561)        --          (41,124)          --          7,288
                                      --------------    -------   --------------   ----------    -----------
Increase (decrease) in net assets
  from contract transactions            (628,562,917)    31,435     (359,626,755)   9,694,942     (2,489,647)
                                      --------------    -------   --------------   ----------    -----------
Increase (decrease) in net assets        871,683,726     33,455      524,374,996    9,859,521      3,110,727
Net assets at beginning of period      8,545,058,556         --    5,489,904,131           --     21,284,060
                                      --------------    -------   --------------   ----------    -----------
Net assets at end of period           $9,416,742,282    $33,455   $6,014,279,127   $9,859,521    $24,394,787
                                      ==============    =======   ==============   ==========    ===========
Beginning units                          710,379,450         --      457,797,898           --      1,011,488
Units issued                              34,158,163      2,907       21,367,988      960,965         36,360
Units redeemed                           (82,677,079)       (11)     (49,411,594)     (12,120)      (139,224)
                                      --------------    -------   --------------   ----------    -----------
Ending units                             661,860,534      2,896      429,754,292      948,845        908,624
                                      ==============    =======   ==============   ==========    ===========
For the Year Ended December 31,
  2016
From operations:
   Dividends                          $  125,794,037    $    --   $   77,465,192   $       --    $        --
   Mortality and expense risk and
     administrative charges             (125,080,190)        --      (79,124,160)          --       (326,745)
                                      --------------    -------   --------------   ----------    -----------
   Net investment income (loss)              713,847         --       (1,658,968)          --       (326,745)
   Net realized gain (loss)              104,429,616         --       45,869,083           --        910,129
   Change in unrealized
     appreciation (depreciation)
     of investments                      154,469,405         --      155,518,823           --        565,093
                                      --------------    -------   --------------   ----------    -----------
Increase (decrease) in net assets
  from operations                        259,612,868         --      199,728,938           --      1,148,477
                                      --------------    -------   --------------   ----------    -----------
From contract transactions:
   Payments received from contract
     owners                              419,358,119         --      269,941,509           --         97,510
   Payments for contract benefits
     or terminations                    (414,011,593)        --     (226,307,177)          --     (1,983,644)
   Transfers between sub-accounts
     (including fixed account), net     (251,666,495)        --     (136,995,068)          --       (864,798)
   Contract maintenance charges         (108,130,119)        --      (68,952,328)          --        (19,489)
   Adjustments to net assets
     allocated to contracts in
     payout period                             4,295         --            1,250           --          2,033
                                      --------------    -------   --------------   ----------    -----------
Increase (decrease) in net assets
  from contract transactions            (354,445,793)        --     (162,311,814)          --     (2,768,388)
                                      --------------    -------   --------------   ----------    -----------
Increase (decrease) in net assets        (94,832,925)        --       37,417,124           --     (1,619,911)
Net assets at beginning of period      8,639,891,481         --    5,452,487,007           --     22,903,971
                                      --------------    -------   --------------   ----------    -----------
Net assets at end of period           $8,545,058,556    $    --   $5,489,904,131   $       --    $21,284,060
                                      ==============    =======   ==============   ==========    ===========
Beginning units                          740,201,876         --      471,375,112           --      1,149,746
Units issued                              68,821,814         --       47,836,989           --         33,038
Units redeemed                           (98,644,240)        --      (61,414,203)          --       (171,296)
                                      --------------    -------   --------------   ----------    -----------
Ending units                             710,379,450         --      457,797,898           --      1,011,488
                                      ==============    =======   ==============   ==========    ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                      SAST SA      SAST SA      SAST SA      SAST SA      SAST SA
                                      WellsCap     WellsCap    WellsCap     WellsCap     WellsCap
                                     Aggressive   Aggressive  Fundamental  Fundamental  Fundamental
                                       Growth       Growth      Growth       Growth       Growth
                                     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                      Class 2      Class 3      Class 1      Class 2      Class 3
                                     ----------  -----------  -----------  ----------- ------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $       --  $        --  $    98,839  $    2,889  $     13,016
   Mortality and expense risk and
     administrative charges             (46,884)    (364,070)    (571,775)    (36,851)     (962,378)
                                     ----------  -----------  -----------  ----------  ------------
   Net investment income (loss)         (46,884)    (364,070)    (472,936)    (33,962)     (949,362)
   Net realized gain (loss)             332,443    1,816,659    1,098,722     167,947     6,370,588
   Capital gain distribution from
     mutual funds                            --           --    1,902,083     119,180     3,033,118
   Change in unrealized
     appreciation (depreciation)
     of investments                     430,878    4,299,899    8,265,191     400,382     8,873,804
                                     ----------  -----------  -----------  ----------  ------------
Increase (decrease) in net assets
  from operations                       716,437    5,752,488   10,793,060     653,547    17,328,148
                                     ----------  -----------  -----------  ----------  ------------
From contract transactions:
   Payments received from contract
     owners                               8,780      678,275      241,037       6,314       358,947
   Payments for contract benefits
     or terminations                   (196,208)  (2,570,594)  (3,682,327)   (262,498)   (7,793,892)
   Transfers between sub-accounts
     (including fixed account), net    (384,235)    (740,376)  (1,246,633)    (75,716)   (7,731,329)
   Contract maintenance charges          (6,466)    (129,716)     (24,930)     (2,935)     (424,762)
   Adjustments to net assets
     allocated to contracts in
     payout period                           --           (6)       2,666          --        (4,223)
                                     ----------  -----------  -----------  ----------  ------------
Increase (decrease) in net assets
  from contract transactions           (578,129)  (2,762,417)  (4,710,187)   (334,835)  (15,595,259)
                                     ----------  -----------  -----------  ----------  ------------
Increase (decrease) in net assets       138,308    2,990,071    6,082,873     318,712     1,732,889
Net assets at beginning of period     2,855,195   22,338,490   34,108,850   2,075,980    57,784,114
                                     ----------  -----------  -----------  ----------  ------------
Net assets at end of period          $2,993,503  $25,328,561  $40,191,723  $2,394,692  $ 59,517,003
                                     ==========  ===========  ===========  ==========  ============
Beginning units                         140,110    1,487,003    1,246,553      78,475     2,526,417
Units issued                              1,523      212,031       27,853       1,245       124,574
Units redeemed                          (26,463)    (363,554)    (175,125)    (11,809)     (670,708)
                                     ----------  -----------  -----------  ----------  ------------
Ending units                            115,170    1,335,480    1,099,281      67,911     1,980,283
                                     ==========  ===========  ===========  ==========  ============
For the Year Ended December 31,
  2016
From operations:
   Mortality and expense risk and
     administrative charges          $  (45,160) $  (341,462) $  (546,692) $  (34,915) $   (923,756)
                                     ----------  -----------  -----------  ----------  ------------
   Net investment income (loss)         (45,160)    (341,462)    (546,692)    (34,915)     (923,756)
   Net realized gain (loss)             176,485    1,236,112      443,466     107,707     2,457,241
   Capital gain distribution from
     mutual funds                            --           --    3,110,289     194,548     5,232,420
   Change in unrealized
     appreciation (depreciation)
     of investments                      16,700      141,102   (3,244,685)   (287,165)   (7,338,150)
                                     ----------  -----------  -----------  ----------  ------------
Increase (decrease) in net assets
  from operations                       148,025    1,035,752     (237,622)    (19,825)     (572,245)
                                     ----------  -----------  -----------  ----------  ------------
From contract transactions:
   Payments received from contract
     owners                              18,286      516,203      126,419       2,522       768,982
   Payments for contract benefits
     or terminations                   (225,418)  (2,416,137)  (3,666,395)   (127,721)   (5,855,693)
   Transfers between sub-accounts
     (including fixed account), net    (164,097)    (741,384)  (1,010,002)   (127,609)    2,247,746
   Contract maintenance charges          (6,654)    (161,121)     (28,596)     (3,085)     (445,503)
   Adjustments to net assets
     allocated to contracts in
     payout period                           --           (1)       1,770          --         4,579
                                     ----------  -----------  -----------  ----------  ------------
Increase (decrease) in net assets
  from contract transactions           (377,883)  (2,802,440)  (4,576,804)   (255,893)   (3,279,889)
                                     ----------  -----------  -----------  ----------  ------------
Increase (decrease) in net assets      (229,858)  (1,766,688)  (4,814,426)   (275,718)   (3,852,134)
Net assets at beginning of period     3,085,053   24,105,178   38,923,276   2,351,698    61,636,248
                                     ----------  -----------  -----------  ----------  ------------
Net assets at end of period          $2,855,195  $22,338,490  $34,108,850  $2,075,980  $ 57,784,114
                                     ==========  ===========  ===========  ==========  ============
Beginning units                         159,660    1,678,891    1,415,118      88,179     2,639,948
Units issued                              2,836      197,310       13,641       1,379       260,313
Units redeemed                          (22,386)    (389,198)    (182,206)    (11,083)     (373,844)
                                     ----------  -----------  -----------  ----------  ------------
Ending units                            140,110    1,487,003    1,246,553      78,475     2,526,417
                                     ==========  ===========  ===========  ==========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                       VALIC
                                     Company I     VALIC
                                      Global     Company I     VALIC       VALIC       VALIC
                                      Social   International Company I   Company I   Company I
                                     Awareness   Equities     Mid Cap    Nasdaq-100  Small Cap
                                       Fund     Index Fund   Index Fund  Index Fund  Index Fund
                                     --------- ------------- ----------  ----------  ----------
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $  7,813   $   90,363   $   30,519  $   13,587  $   22,167
   Mortality and expense risk and
     administrative charges            (9,017)     (46,931)     (36,247)    (25,444)    (30,939)
                                     --------   ----------   ----------  ----------  ----------
   Net investment income (loss)        (1,204)      43,432       (5,728)    (11,857)     (8,772)
   Net realized gain (loss)             2,223        2,408        1,371      45,603       5,329
   Capital gain distribution from
     mutual funds                          --           --      208,988      84,786     105,789
   Change in unrealized
     appreciation (depreciation)
     of investments                   137,651      758,835      230,696     434,275     230,758
                                     --------   ----------   ----------  ----------  ----------
Increase (decrease) in net assets
  from operations                     138,670      804,675      435,327     552,807     333,104
                                     --------   ----------   ----------  ----------  ----------
From contract transactions:
   Payments received from contract
     owners                           657,900      682,716      677,654     208,781     640,972
   Payments for contract benefits
     or terminations                       --      (34,056)     (40,067)    (89,042)    (26,280)
   Transfers between sub-accounts
     (including fixed account), net    (8,230)     111,028      205,603     102,366     194,832
   Contract maintenance charges           (10)        (157)        (149)       (173)       (151)
                                     --------   ----------   ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions          649,660      759,531      843,041     221,932     809,373
                                     --------   ----------   ----------  ----------  ----------
Increase (decrease) in net assets     788,330    1,564,206    1,278,368     774,739   1,142,477
Net assets at beginning of period     191,485    3,163,139    2,501,860   1,697,570   2,012,851
                                     --------   ----------   ----------  ----------  ----------
Net assets at end of period          $979,815   $4,727,345   $3,780,228  $2,472,309  $3,155,328
                                     ========   ==========   ==========  ==========  ==========
Beginning units                        18,561      337,899      209,458     145,709     169,200
Units issued                           58,505       86,169       78,834      39,041      75,750
Units redeemed                           (676)     (13,127)     (12,328)    (23,010)    (10,742)
                                     --------   ----------   ----------  ----------  ----------
Ending units                           76,390      410,941      275,964     161,740     234,208
                                     ========   ==========   ==========  ==========  ==========
For the Year Ended December 31,
  2016
From operations:
   Dividends                         $    596   $   55,726   $   20,614  $    6,401  $   20,819
   Mortality and expense risk and
     administrative charges            (1,823)     (27,628)     (22,978)    (14,880)    (21,271)
                                     --------   ----------   ----------  ----------  ----------
   Net investment income (loss)        (1,227)      28,098       (2,364)     (8,479)       (452)
   Net realized gain (loss)               170      (13,910)     (27,953)      1,772     (47,252)
   Capital gain distribution from
     mutual funds                          --           --      157,290      39,345     119,317
   Change in unrealized
     appreciation (depreciation)
     of investments                    13,545       21,668      226,130      60,227     257,187
                                     --------   ----------   ----------  ----------  ----------
Increase (decrease) in net assets
  from operations                      12,488       35,856      353,103      92,865     328,800
                                     --------   ----------   ----------  ----------  ----------
From contract transactions:
   Payments received from contract
     owners                             3,150      538,112      661,041     548,694     316,226
   Payments for contract benefits
     or terminations                       --      (42,718)    (152,546)    (19,001)   (149,271)
   Transfers between sub-accounts
     (including fixed account), net   175,847    1,021,021      105,175     139,189     (84,376)
   Contract maintenance charges            --         (146)        (182)       (138)       (167)
                                     --------   ----------   ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions          178,997    1,516,269      613,488     668,744      82,412
                                     --------   ----------   ----------  ----------  ----------
Increase (decrease) in net assets     191,485    1,552,125      966,591     761,609     411,212
Net assets at beginning of period          --    1,611,014    1,535,269     935,961   1,601,639
                                     --------   ----------   ----------  ----------  ----------
Net assets at end of period          $191,485   $3,163,139   $2,501,860  $1,697,570  $2,012,851
                                     --------   ----------   ----------  ----------  ----------
Beginning units                            --      172,038      153,265      84,914     161,506
Units issued                           18,656      174,895       82,209      66,822      46,861
Units redeemed                            (95)      (9,034)     (26,016)     (6,027)    (39,167)
                                     ========   ==========   ==========  ==========  ==========
Ending units                           18,561      337,899      209,458     145,709     169,200
                                     ========   ==========   ==========  ==========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        VALIC
                                                                      Company I
                                                                     Stock Index
                                                                        Fund
                                                                     -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                         $   143,407
   Mortality and expense risk and administrative charges                (119,967)
                                                                     -----------
   Net investment income (loss)                                           23,440
   Net realized gain (loss)                                               83,385
   Capital gain distribution from mutual funds                           420,659
   Change in unrealized appreciation (depreciation) of investments     1,358,914
                                                                     -----------
Increase (decrease) in net assets from operations                      1,886,398
                                                                     -----------
From contract transactions:
   Payments received from contract owners                              2,045,841
   Payments for contract benefits or terminations                     (1,381,322)
   Transfers between sub-accounts (including fixed account), net          18,169
   Contract maintenance charges                                             (366)
                                                                     -----------
Increase (decrease) in net assets from contract transactions             682,322
                                                                     -----------
Increase (decrease) in net assets                                      2,568,720
Net assets at beginning of period                                      8,712,957
                                                                     -----------
Net assets at end of period                                          $11,281,677
                                                                     ===========
Beginning units                                                          762,475
Units issued                                                             319,897
Units redeemed                                                          (259,709)
                                                                     -----------
Ending units                                                             822,663
                                                                     ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                         $   152,900
   Mortality and expense risk and administrative charges                 (80,037)
                                                                     -----------
   Net investment income (loss)                                           72,863
   Net realized gain (loss)                                              (25,710)
   Capital gain distribution from mutual funds                           447,175
   Change in unrealized appreciation (depreciation) of investments       259,227
                                                                     -----------
Increase (decrease) in net assets from operations                        753,555
                                                                     -----------
From contract transactions:
   Payments received from contract owners                              1,363,499
   Payments for contract benefits or terminations                        (86,044)
   Transfers between sub-accounts (including fixed account), net       1,034,978
   Contract maintenance charges                                             (310)
                                                                     -----------
Increase (decrease) in net assets from contract transactions           2,312,123
                                                                     -----------
Increase (decrease) in net assets                                      3,065,678
Net assets at beginning of period                                      5,647,279
                                                                     -----------
Net assets at end of period                                          $ 8,712,957
                                                                     ===========
Beginning units                                                          546,045
Units issued                                                             246,921
Units redeemed                                                           (30,491)
                                                                     -----------
Ending units                                                             762,475
                                                                     ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Organization

Variable Separate Account (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

 American Pathway II                    Polaris II
 Polaris                                Polaris II Platinum Series
 Polaris Advantage                      Polaris Platinum
 Polaris Advantage II                   Polaris Platinum II
 Polaris Advisor                        Polaris Platinum III
 Polaris Advisor III                    Polaris Preferred Solution
 Polaris America                        Polaris Protector
 Polaris Choice                         Polaris Retirement Protector
 Polaris Choice II                      Polaris Select Investor
 Polaris Choice III                     WM Diversified Strategies
 Polaris Choice IV                      WM Diversified Strategies III

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2017 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Fund Insurance Series
(American Funds)
American Funds Asset Allocation Fund                    American Funds Growth-Income Fund
Class 2                                                 Class 3
American Funds Asset Allocation Fund                    American Funds High-Income Bond Fund
Class 3                                                 Class 3
American Funds Global Growth Fund                       American Funds Insurance Series Capital Income Builder
Class 2                                                 Class 4
American Funds Growth Fund Class 2                      American Funds International Fund
                                                        Class 3
American Funds Growth Fund Class 3                      American Funds U.S. Government AAA-Rated Securities Fund
                                                        Class 3
American Funds Growth-Income Fund                       American Funds Ultra-Short Bond Fund
Class 2                                                 Class 3

Anchor Series Trust (AST)/(a)/
AST SA BlackRock Multi-Asset Income                     AST SA Wellington Government and Quality Bond Portfolio
Portfolio Class 1/(bp)/                                 Class 2/(d)/
AST SA BlackRock Multi-Asset Income                     AST SA Wellington Government and Quality Bond Portfolio
Portfolio Class 3                                       Class 3/(d)/
AST SA Edge Asset Allocation                            AST SA Wellington Growth Portfolio
Portfolio Class 1/(b)/                                  Class 1/(e)/
AST SA Edge Asset Allocation                            AST SA Wellington Growth Portfolio
Portfolio Class 2/(b)/                                  Class 2/(e)/
AST SA Edge Asset Allocation                            AST SA Wellington Growth Portfolio
Portfolio Class 3/(b)/                                  Class 3/(f)/
AST SA Wellington Capital                               AST SA Wellington Multi-Asset Income
Appreciation Portfolio Class 1/(c)/                     Portfolio Class 3/(f)/
AST SA Wellington Capital                               AST SA Wellington Natural Resources
Appreciation Portfolio Class 2/(c)/                     Portfolio Class 1/(g)/
AST SA Wellington Capital                               AST SA Wellington Natural Resources
Appreciation Portfolio Class 3/(c)/                     Portfolio Class 2/(g)/
AST SA Wellington Government and Quality Bond Portfolio AST SA Wellington Natural Resources
Class 1/(d)/                                            Portfolio Class 3/(g)/

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


 BlackRock Variable Series Funds
 (BlackRock)
 BlackRock Global Allocation V.I. Fund  BlackRock iShares Dynamic Fixed
 Class III                              Income V.I. Fund Class III
 BlackRock iShares Alternative          BlackRock iShares Equity Appreciation
 Strategies V.I. Fund Class III         V.I. Fund Class III
 BlackRock iShares Dynamic Allocation
 V.I. Fund Class III

 Columbia Funds Variable Insurance
 Trust I (Columbia VP)
 Columbia VP Asset Allocation Fund      Columbia VP Limited Duration Credit
 Class 1                                Fund Class 2
 Columbia VP Dividend Opportunity Fund  Columbia VP Loomis Sayles Growth Fund
 Class 1                                Class 1/(bq)/
 Columbia VP Emerging Markets Bond      Columbia VP Mid Cap Growth
 Fund Class 2                           Opportunity Fund Class 1
 Columbia VP Income Opportunities Fund  Columbia VP Select International
 Class 1                                Equity Class 2
 Columbia VP Large Cap Growth Fund      Columbia VP Small Company Growth Fund
 Class 1/(bq)/                          Class 1

 Franklin Templeton Variable Insurance
 Products Trust (FTVIP)
 FTVIP Franklin Founding Funds          FTVIP Franklin Strategic Income VIP
 Allocation VIP Fund Class 2            Fund Class 2
 FTVIP Franklin Income VIP Fund Class 2

 Goldman Sachs Variable Insurance
 Trust (Goldman Sachs VIT)
 Goldman Sachs VIT Global Trends        Goldman Sachs VIT Multi-Strategy
 Allocation Fund Service Class          Alternatives Portfolio Advisor Class
 Goldman Sachs VIT Government Money     Goldman Sachs VIT Strategic Income
 Market Fund Institutional Shares/(bj)/ Fund Advisor Class
 Goldman Sachs VIT Government Money
 Market Fund Service Class

 Invesco Variable Insurance Funds
 (Invesco V.I.)
 Invesco V.I. American Franchise Fund
 Series II                              Invesco V.I. Comstock Fund Series II
 Invesco V.I. Balanced-Risk Allocation  Invesco V.I. Growth and Income Fund
 Fund Series II                         Series II

 Ivy Funds Variable Insurance
 Portfolios (Ivy Funds VIP)
 Ivy Funds VIP Asset Strategy Class A

 Lord Abbett Series Fund, Inc. (Lord
 Abbett Fund)
 Lord Abbett Fund Bond Debenture        Lord Abbett Fund Mid Cap Stock
 Portfolio Class VC                     Portfolio Class VC
 Lord Abbett Fund Fundamental Equity    Lord Abbett Fund Short Duration
 Portfolio Class VC                     Portfolio Class VC
 Lord Abbett Fund Growth and Income
 Portfolio Class VC

 Morgan Stanley Variable Insurance
 Fund, Inc./(h)/
 Morgan Stanley VIF Global
 Infrastructure Portfolio II Class II
 Shares/(i)/

 Neuberger Berman Advisers Management
 Trust (Neuberger Berman AMT)
 Neuberger Berman AMT Absolute Return
 Multi-Manager Fund Portfolio S Class

 PIMCO Variable Insurance Trust (PIMCO
 VIT)
 PIMCO VIT All Asset Portfolio Advisor  PIMCO VIT Unconstrained Bond
 Class                                  Portfolio Advisor Class
 PIMCO VIT Emerging Markets Bond
 Portfolio Advisor Class
 Principal Variable Contracts Funds,
 Inc. (PVC)
 PVC Diversified International Account  PVC Real Estate Securities Account
 Class 1                                Class 1
 PVC Diversified International Account  PVC Real Estate Securities Account
 Class 2                                Class 2
 PVC Equity Income Account Class 1      PVC SAM Balanced Portfolio Class 1
 PVC Equity Income Account Class 2      PVC SAM Balanced Portfolio Class 2
 PVC Government & High Quality Bond     PVC SAM Conservative Balanced
 Account Class 1                        Portfolio Class 1
 PVC Government & High Quality Bond     PVC SAM Conservative Balanced
 Account Class 2                        Portfolio Class 2
 PVC Income Account Class 1             PVC SAM Conservative Growth Portfolio
                                        Class 1
 PVC Income Account Class 2             PVC SAM Conservative Growth Portfolio
                                        Class 2
 PVC LargeCap Growth Account Class 1    PVC SAM Flexible Income Portfolio
                                        Class 1
 PVC LargeCap Growth Account Class 2    PVC SAM Flexible Income Portfolio
                                        Class 2
 PVC Mid Cap Blend Acct Class 1         PVC SAM Strategic Growth Portfolio
                                        Class 1
 PVC Mid Cap Blend Acct Class 2         PVC SAM Strategic Growth Portfolio
                                        Class 2
 PVC Money Market Account Class 1/(j)/ PVC Short-Term Income Account Class 1 PVC Money Market Account Class 2/(j)/ PVC Short-Term Income Account Class 2 PVC Principal Capital Appreciation
 Account Class 1                        PVC Small Cap Blend Account Class 1
 PVC Principal Capital Appreciation
 Account Class 2

 Seasons Series Trust (SST)/(a)/
 SST SA Allocation Balanced Portfolio   SST SA Mult-Managed Large Cap Value
 Class 3/(k)/                           Portfolio Class 3/(s)/
 SST SA Allocation Growth Portfolio     SST SA Mult-Managed Mid Cap Growth
 Class 3/(l)/                           Portfolio Class 3/(t)/
 SST SA Allocation Moderate Growth      SST SA Wellington Real Return
 Portfolio Class 3/(m)/                 Portfolio Class 3/(u)/
 SST SA Allocation Moderate Portfolio   SST SA Columbia Focused Growth
 Class 3/(n)/                           Portfolio Class 3
 SST Asset Allocation Diversified       SST SA Columbia Focused Value
 Growth Portfolio Class 3/(o)/          Portfolio Class 3
 SST SA Mult-Managed Diversified Fixed  SST SA Multi-Managed Mid Cap Value
 Income Portfolio Class 3/(p)/          Portfolio Class 3/(v)/
 SST SA Mult-Managed International      SST SA Multi-Managed Small Cap
 Equity Portfolio Class 3/(q)/          Portfolio Class 3/(w)/
 SST SA Mult-Managed Large Cap Growth   SST SA T. Rowe Price Growth Stock
 Portfolio Class 3/(r)/                 Portfolio Class 3/(x)/
 SST SA Allocation Moderate Class       SST SA Allocation Moderate Growth
 1/(bm)/                                Class 1/(bn)/

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


 SunAmerica Series Trust (SAST)
 SAST Invesco VCP Value Portfolio       SAST SA JPMorgan Global Equities
 Class 3/(y)/                           Portfolio Class 2/(au)/
 SAST SA AB Growth Portfolio Class 1    SAST SA JPMorgan Global Equities
                                        Portfolio Class 3/(au)/
 SAST SA AB Growth Portfolio Class 2    SAST SA JPMorgan MFS Core Bond
                                        Portfolio Class 1
 SAST SA AB Growth Portfolio Class 3    SAST SA JPMorgan MFS Core Bond
                                        Portfolio Class 2
 SAST SA AB Small & Mid Cap Value       SAST SA JPMorgan MFS Core Bond
 Portfolio Class 2/(z)/                 Portfolio Class 3
 SAST SA AB Small & Mid Cap Value       SAST SA JPMorgan Mid-Cap Growth
 Portfolio Class 3/(z)/                 Portfolio Class 1/(av)/
 SAST SA American Funds Asset           SAST SA JPMorgan Mid-Cap Growth
 Allocation Portfolio Class 1/(bl)/     Portfolio Class 2/(av)/
 SAST SA American Funds Asset           SAST SA JPMorgan Mid-Cap Growth
 Allocation Portfolio Class 3/(aa)/     Portfolio Class 3/(av)/
 SAST SA American Funds Global Growth   SAST SA Large Cap Index Portfolio
 Portfolio Class 3/(ab)/                Class 3/(bk)/
 SAST SA American Funds Growth          SAST SA Legg Mason BW Large Cap Value
 Portfolio Class 3/(ac)/                Portfolio Class 1
 SAST SA American Funds Growth-Income   SAST SA Legg Mason BW Large Cap Value
 Portfolio Class 3/(ad)/                Portfolio Class 2
 SAST SA American Funds VCP Managed
 Asset Allocation Portfolio Class       SAST SA Legg Mason BW Large Cap Value
 1/(ae)/                                Portfolio Class 3
 SAST SA American Funds VCP Managed
 Asset Allocation Portfolio Class       SAST SA Legg Mason Tactical
 3/(ae)/                                Opportunities Portfolio Class 1
 SAST SA BlackRock VCP Global Multi     SAST SA Legg Mason Tactical
 Asset Portfolio Class 3/(af)/          Opportunities Portfolio Class 3
 SAST SA Boston Company Capital Growth  SAST SA MFS Blue Chip Growth
 Portfolio Class 1/(ag)/                Portfolio Class 1/(aw)/
 SAST SA Boston Company Capital Growth  SAST SA MFS Blue Chip Growth
 Portfolio Class 2/(ag)/                Portfolio Class 2/(aw)/
 SAST SA Boston Company Capital Growth  SAST SA MFS Blue Chip Growth
 Portfolio Class 3/(ag)/                Portfolio Class 3/(aw)/
 SAST SA Columbia Technology Portfolio  SAST SA MFS Massachusetts Investors
 Class 1/(ah)/                          Trust Portfolio Class 1
 SAST SA Columbia Technology Portfolio  SAST SA MFS Massachusetts Investors
 Class 2/(ah)/                          Trust Portfolio Class 2
 SAST SA Columbia Technology Portfolio  SAST SA MFS Massachusetts Investors
 Class 3/(ah)/                          Trust Portfolio Class 3
 SAST SA DFA Ultra Short Bond           SAST SA MFS Telecom Utility Portfolio
 Portfolio Class 1/(ai)/                Class 1/(ax)/
 SAST SA DFA Ultra Short Bond           SAST SA MFS Telecom Utility Portfolio
 Portfolio Class 2/(ai)/                Class 2/(ax)/
 SAST SA DFA Ultra Short Bond           SAST SA MFS Telecom Utility Portfolio
 Portfolio Class 3/(ai)/                Class 3/(ax)/
 SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Total Return Bond
 Class 1/(aj)/                          Portfolio Class 1
 SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Total Return Bond
 Class 2/(aj)/                          Portfolio Class 2
 SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Total Return Bond
 Class 3/(aj)/                          Portfolio Class 3
 SAST SA Federated Corporate Bond       SAST SA Mid Cap Index Portfolio Class
 Portfolio Class 1/(ak)/                3/(al)/
 SAST SA Federated Corporate Bond       SAST SA Morgan Stanley International
 Portfolio Class 2/(ak)/                Equities Portfolio Class 1/(ay)/
 SAST SA Federated Corporate Bond       SAST SA Morgan Stanley International
 Portfolio Class 3/(ak)/                Equities Portfolio Class 2/(ay)/
 SAST SA Fixed Income Index Portfolio   SAST SA Morgan Stanley International
 Class 3/(al)/                          Equities Portfolio Class 3/(ay)/
 SAST SA Fixed Income Intermediate      SAST SA Oppenheimer Main Street Large
 Index Portfolio Class 3/(am)/          Cap Portfolio Class 1/(az)/
 SAST SA Franklin Foreign Value         SAST SA Oppenheimer Main Street Large
 Portfolio Class 2/(an)/                Cap Portfolio Class 2/(az)/
 SAST SA Franklin Foreign Value         SAST SA Oppenheimer Main Street Large
 Portfolio Class 3/(an)/                Cap Portfolio Class 3/(az)/
 SAST SA Franklin Small Company Value   SAST SA PIMCO VCP Tactical Balanced
 Portfolio Class 3/(ao)/                Portfolio Class 3/(ba)/
 SAST SA Goldman Sachs Global Bond      SAST SA PineBridge High-Yield Bond
 Portfolio Class 1/(ap)/                Portfolio Class 1/(bb)/
 SAST SA Goldman Sachs Global Bond      SAST SA PineBridge High-Yield Bond
 Portfolio Class 2/(ap)/                Portfolio Class 2/(bb)/
 SAST SA Goldman Sachs Global Bond      SAST SA PineBridge High-Yield Bond
 Portfolio Class 3/(ap)/                Portfolio Class 3/(bb)/
 SAST SA Goldman Sachs Multi-Asset      SAST SA Putnam International Growth
 Insights Portfolio Class 3/(am)/       and Income Portfolio Class 1/(bc)/
 SAST SA Index Allocation 60-40         SAST SA Putnam International Growth
 Portfolio Class 1/(al)/                and Income Portfolio Class 2/(bc)/
 SAST SA Index Allocation 60-40         SAST SA Putnam International Growth
 Portfolio Class 3/(al)/                and Income Portfolio Class 3/(bc)/
 SAST SA Index Allocation 80-20         SAST SA Pyramis Real Estate Portfolio
 Portfolio Class 3/(al)/                Class 1/(bd)/
 SAST SA Index Allocation 90-10         SAST SA Pyramis Real Estate Portfolio
 Portfolio Class 1/(al)/                Class 2/(bd)/
 SAST SA Index Allocation 90-10         SAST SA Pyramis Real Estate Portfolio
 Portfolio Class 3/(al)/                Class 3/(bd)/
 SAST SA International Index Portfolio  SAST SA Schroders VCP Global
 Class 3/(al)/                          Allocation Portfolio Class 1/(be)/
 SAST SA Invesco Growth Opportunities   SAST SA Schroder's VCP Global
 Portfolio Class 1/(aq)/                Allocation Portfolio Class 3/(be)/
 SAST SA Invesco Growth Opportunities   SAST SA Small Cap Index Portfolio
 Portfolio Class 2/(aq)/                Class 3/(al)/
 SAST SA Invesco Growth Opportunities   SAST SA T. Rowe Price Asset
 Portfolio Class 3/(aq)/                Allocation Growth Portfolio Class
                                        3/(am)/
 SAST SA Janus Focused Growth           SAST SA T. Rowe Price VCP Balanced
 Portfolio Class 1                      Portfolio Class 3
 SAST SA Janus Focused Growth           SAST SA VCP Dynamic Allocation
 Portfolio Class 2                      Portfolio Class 1/(bf)/
 SAST SA Janus Focused Growth           SAST SA VCP Dynamic Allocation
 Portfolio Class 3                      Portfolio Class 3/(bf)/
 SAST SA JPMorgan Balanced Portfolio    SAST SA VCP Dynamic Strategy
 Class 1/(ar)/                          Portfolio Class 1/(bg)/
 SAST SA JPMorgan Balanced Portfolio    SAST SA VCP Dynamic Strategy
 Class 2/(ar)/                          Portfolio Class 3/(bg)/
 SAST SA JPMorgan Balanced Portfolio    SAST SA VCP Index Allocation
 Class 3/(ar)/                          Portfolio Class 3/(am)/
 SAST SA JPMorgan Emerging Markets      SAST SA WellsCap Aggressive Growth
 Portfolio Class 1/(as)/                Portfolio Class 1/(bh)/
 SAST SA JPMorgan Emerging Markets      SAST SA WellsCap Aggressive Growth
 Portfolio Class 2/(as)/                Portfolio Class 2/(bh)/
 SAST SA JPMorgan Emerging Markets      SAST SA WellsCap Aggressive Growth
 Portfolio Class 3/(as)/                Portfolio Class 3/(bh)/
 SAST SA JPMorgan Equity-Income         SAST SA WellsCap Fundamental Growth
 Portfolio Class 1/(at)/                Portfolio Class 1/(bi)/
 SAST SA JPMorgan Equity-Income         SAST SA WellsCap Fundamental Growth
 Portfolio Class 2/(at)/                Portfolio Class 2/(bi)/
 SAST SA JPMorgan Equity-Income         SAST SA WellsCap Fundamental Growth
 Portfolio Class 3/(at)/                Portfolio Class 3/(bi)/
 SAST SA JPMorgan Global Equities
 Portfolio Class 1/(au)/

 VALIC Company I/(bo)/
 VALIC Company I Global Social
 Awareness Fund                         VALIC Company I Nasdaq-100 Index Fund
 VALIC Company I International
 Equities Index Fund                    VALIC Company I Small Cap Index Fund
 VALIC Company I Mid Cap Index Fund     VALIC Company I Stock Index Fund

(a)These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(b)Formerly AST Asset Allocation Portfolio.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(c) Formerly AST Capital Appreciation Portfolio.
(d) Formerly AST Government and Quality Bond Portfolio.
(e) Formerly AST Growth Portfolio.
(f) Formerly AST Strategic Multi-Asset Portfolio. For the period September 26, 2016 (commencement of operations) to December 31, 2016.
(g) Formerly AST Natural Resources Portfolio.
(h) On May 1, 2017, Universal Institutional Funds, Inc. and its underlying funds were re-branded to Morgan Stanley Variable Insurance Fund, Inc.
(i) Formerly UIF Global Infrastructure Portfolio.
(j) For the period May 2, 2016 (commencement of operations) to Dec. 31, 2016.
(k) Formerly SST Allocation Balanced Portfolio.
(l) Formerly SST Allocation Growth Portfolio.
(m) Formerly SST Allocation Moderate Growth Portfolio.
(n) Formerly SST Allocation Moderate Portfolio.
(o) For the period September 26, 2016 (commencement of operations) to Dec. 31, 2016.
(p) Formerly SST Diversified Fixed Income Portfolio.
(q) Formerly SST International Equity Portfolio.
(r) Formerly SST Large Cap Growth Portfolio.
(s) Formerly SST Large Cap Value Portfolio.
(t) Formerly SST Mid Cap Growth Portfolio.
(u) Formerly SST Real Return Portfolio.
(v) Formerly SST Mid Cap Value Portfolio.
(w) Formerly SST Small Cap Portfolio.
(x) Formerly SST Stock Portfolio.
(y) Formerly SAST VCP Value Portfolio.
(z) Formerly SAST Small & Mid Cap Value Portfolio.
(aa)Formerly SAST American Funds Asset Allocation Portfolio.
(ab)Formerly SAST American Funds Global Growth Portfolio.
(ac)Formerly SAST American Funds Growth Portfolio.
(ad)Formerly SAST American Funds Growth-Income Portfolio.
(ae)Formerly SAST VCP Managed Asset Allocation SAST Portfolio.
(af)Formerly SAST BlackRock VCP Global Multi-Asset Portfolio. For the period January 25, 2016 (commencement of operations) to December 31, 2016.
(ag)Formerly SAST Capital Growth Portfolio.
(ah)Formerly SAST Technology Portfolio.
(ai)Formerly SAST Ultra Short Bond Portfolio.
(aj)Formerly SAST Dogs of Wall Street Portfolio.
(ak)Formerly SAST Corporate Bond Portfolio.
(al)For the period February 3, 2017 (commencement of operations) to December 31, 2017.
(am)For the period October 9, 2017 (commencement of operations) to December 31, 2017.
(an)Formerly SAST Foreign Value Portfolio.
(ao)Formerly SAST Small Company Value Portfolio.
(ap)Formerly SAST Global Bond Portfolio.
(aq)Formerly SAST Growth Opportunities Portfolio.
(ar)Formerly SAST Balanced Portfolio.
(as)Formerly SAST Emerging Markets Portfolio.
(at)Formerly SAST Growth-Income Portfolio.
(au)Formerly SAST Global Equities Portfolio.
(av)Formerly SAST Mid-Cap Growth Portfolio.
(aw)Formerly SAST Blue Chip Growth Portfolio.
(ax)Formerly SAST Telecom Utility Portfolio.
(ay)Formerly SAST International Diversified Equities Portfolio.
(az)Formerly SAST Equity Opportunities Portfolio.
(ba)Formerly SAST VCP Total Return Balanced Portfolio.
(bb)Formerly SAST High-Yield Bond Portfolio.
(bc)Formerly SAST International Growth and Income Portfolio.
(bd)Formerly SAST Real Estate Portfolio.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(be)Formerly SAST Schroder's VCP Global Allocation Portfolio. For the period August 23, 2017 (commencement of operations) through December 31, 2017.
(bf)Formerly SAST Dynamic Allocation Portfolio.
(bg)Formerly SAST Dynamic Strategy Portfolio.
(bh)Formerly SAST Aggressive Growth Portfolio.
(bi)Formerly SAST Fundamental Growth Portfolio.
(bj)For the period October 20, 2017 (commencement of operations) to December 31, 2017.
(bk)For the period March 27, 2017 (commencement of operations) to December 31, 2017.
(bl)For the period October 24, 2017 (commencement of operations) to December 31, 2017.
(bm)Formerly SST Allocation Moderate Portfolio.
(bn)Formerly SST Allocation Moderate Growth Portfolio.
(bo)VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-advisor to certain underlying mutual funds of VALIC Company I.
(bp)For the period December 1, 2017 (commencement of operations) to December 31, 2017.
(bq)For the period April 29, 2016 (commencement of operations) to December 31, 2017.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.00 percent assumed interest rate.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

.. Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

.. Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other that quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2017 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2017, and respective hierarchy levels.

4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)

administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the
Statements of Operations and Changes in Net Assets.
--------------------------------------------------------------------------------

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:
--------------------------------------------------------------------------------

 Products                                 Separate Account Annual Charges*
 --------                               -------------------------------------
 American Pathway II                    1.30% or 1.40%
 Polaris                                1.52%
 Polaris Advantage                      1.65%, 1.90%, or 2.30%
 Polaris Advantage II                   1.30%, 1.55%, 1.90% or 2.15%

 Polaris Advisor                        1.52%, 1.72% or 1.97%
 ---------------                        -------------------------------------
 Polaris Advisor III                    1.65%, 1.90% or 2.30%
 Polaris America                        1.52% or 1.77%
 Polaris Choice                         1.52%, 1.72% or 1.97%
 Polaris Choice II                      1.52%, 1.72% or 1.97%
 Polaris Choice III                     1.52%, 1.77%, 2.02% or 2.17%
 Polaris Choice IV                      1.65%, 1.90% or 2.30%
 Polaris II                             1.52% or 1.77%
 Polaris Platinum                       1.52% or 1.77%
 Polaris Platinum II                    1.52%, 1.77% or 2.02%
 Polaris Platinum III                   1.15%, 1.55% or 1.95%
 Polaris Preferred Solution             1.00%, 1.40%, 1.55% or 1.80%
 Polaris Protector                      1.52% or 1.77%
 Polaris Retirement Protector           1.30%, 1.55% or 1.80%
 Polaris Select Investor                1.10%, 1.35%, 1.40% or 1.70%
 WM Diversified Strategies              1.40%, 1.55% or 1.80%

 WM Diversified Strategies III          1.55%, 1.70% or 1.95%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the Polaris Advisor and Polaris Advisor III contracts.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90/th/ day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to
0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to
0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income
Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.
--------------------------------------------------------------------------------

    .  MarketLock, MarketLock for Two and Income Rewards

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

    .  MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)

       purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

       The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent -
0.25 percent is added to the Annual Fee):

Optional Features                                Products Offered                         Annual Fees
-----------------                      -------------------------------------  -----------------------------------
MarketLock                             Polaris Advantage                      0.50% to 0.65%
                                       Polaris Choice II
                                       Polaris Choice III
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
MarketLock for Two                     Polaris Choice II                      0.40% prior to the first withdrawal
                                       Polaris Choice III                     0.80% after the first withdrawal
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
Income Rewards                         Polaris Choice II                      0.65% in years zero to seven
                                       Polaris Choice III                     0.45% in years eight to 10
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       Polaris Protector
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
MarketLock for Life                    Polaris Advantage                      0.70% for one covered person
                                       Polaris Choice III                     0.95% for two covered person
                                       Polaris Choice IV
                                       Polaris Platinum II
                                       Polaris Platinum III
                                       Polaris Preferred Solution

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  -------------------------------------
MarketLock for Life Plus               Polaris Advantage                      0.65% to 0.95% for one covered person
                                       Polaris Choice III                     0.90% to 1.25% for two covered person
                                       Polaris Platinum II
                                       Polaris Preferred Solution
MarketLock Income Plus                 Polaris Advantage                      0.85% to 1.10% for one covered person
                                       Polaris Advisor III                    1.10% to 1.35% for two covered person
                                       Polaris Choice III
                                       Polaris Platinum II
                                       Polaris Platinum III
                                       Polaris Preferred Solution

Polaris Income Plus and Polaris Income Builder Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  -------------------------------------
Polaris Income Plus                    Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered
                                                                              persons
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution
                                       Polaris Retirement Protector
Polaris Income Builder                 Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered
                                                                              persons
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. Purchases and Sales of Investments

For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                           Cost of Purchases Proceeds from Sales
------------                                                           ----------------- -------------------
American Funds Asset Allocation Fund Class 2                              $ 5,765,196        $ 9,158,162
American Funds Asset Allocation Fund Class 3                                3,679,274          4,502,170
American Funds Global Growth Fund Class 2                                   9,479,695         33,855,948
American Funds Growth Fund Class 2                                         30,513,858         46,607,607
American Funds Growth Fund Class 3                                         20,564,695         21,860,295
American Funds Growth-Income Fund Class 2                                  22,356,891         44,069,959
American Funds Growth-Income Fund Class 3                                  13,153,281         21,863,467
American Funds High-Income Bond Fund Class 3                                1,209,674          1,928,771
American Funds Insurance Series Capital Income Builder Class 4                341,190            113,753
American Funds International Fund Class 3                                   1,008,786          3,895,325
American Funds U.S. Government AAA-Rated Securities Fund Class 3            1,197,267          1,507,470
American Funds Ultra-Short Bond Fund Class 3                                1,465,678          1,235,215
AST SA BlackRock Multi-Asset Income Portfolio Class 1                           6,066                  2
AST SA BlackRock Multi-Asset Income Portfolio Class 3                      13,285,000          1,065,915
AST SA Edge Asset Allocation Portfolio Class 1                             10,380,164         13,826,633
AST SA Edge Asset Allocation Portfolio Class 2                                591,378            934,236
AST SA Edge Asset Allocation Portfolio Class 3                             13,177,439          7,869,530
AST SA Wellington Capital Appreciation Portfolio Class 1                   23,371,408         38,863,072
AST SA Wellington Capital Appreciation Portfolio Class 2                    3,917,806          8,483,412
AST SA Wellington Capital Appreciation Portfolio Class 3                   49,647,581         98,399,953
AST SA Wellington Government and Quality Bond Portfolio Class 1             3,338,367         11,107,052
AST SA Wellington Government and Quality Bond Portfolio Class 2             1,588,948          4,364,802
AST SA Wellington Government and Quality Bond Portfolio Class 3            69,488,231         97,805,651
AST SA Wellington Growth Portfolio Class 1                                  1,277,235          9,221,795
AST SA Wellington Growth Portfolio Class 2                                    232,388          3,622,289
AST SA Wellington Growth Portfolio Class 3                                  4,289,042         16,386,794
AST SA Wellington Multi-Asset Income Portfolio Class 3                     11,643,648            324,361
AST SA Wellington Natural Resources Portfolio Class 1                       1,125,753          4,017,844
AST SA Wellington Natural Resources Portfolio Class 2                         359,922          1,162,655
AST SA Wellington Natural Resources Portfolio Class 3                       8,348,128         19,580,996
BlackRock Global Allocation V.I. Fund Class III                               578,035            399,335
BlackRock iShares Alternative Strategies V.I. Fund Class III                  218,691            136,965
BlackRock iShares Dynamic Allocation V.I. Fund Class III                      312,880              8,388
BlackRock iShares Dynamic Fixed Income V.I. Fund Class III                    253,970             18,863
BlackRock iShares Equity Appreciation V.I. Fund Class III                      31,249             26,231
Columbia VP Asset Allocation Fund Class 1                                      15,099             33,973
Columbia VP Dividend Opportunity Fund Class 1                                  40,237            132,348
Columbia VP Emerging Markets Bond Fund Class 2                                  3,055                 52
Columbia VP Income Opportunities Fund Class 1                               1,633,349          3,636,783
Columbia VP Large Cap Growth Fund Class 1                                     552,592          5,671,130
Columbia VP Limited Duration Credit Fund Class 2                              257,587            146,984
Columbia VP Loomis Sayles Growth Fund Class 1                                     448            322,925
Columbia VP Mid Cap Growth Opportunity Fund Class 1                             4,376             55,061
Columbia VP Select International Equity Class 2                                35,616            206,858
Columbia VP Small Company Growth Fund Class 1                                  40,377            104,048
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                   7,369,949          7,906,601
FTVIP Franklin Income VIP Fund Class 2                                     20,080,321         25,916,847
FTVIP Franklin Strategic Income VIP Fund Class 2                              608,428             78,624
Goldman Sachs VIT Global Trends Allocation Fund Service Class                  12,105              1,455
Goldman Sachs VIT Government Money Market Fund Institutional Shares            29,182              9,208
Goldman Sachs VIT Government Money Market Fund Service Class               81,397,164         85,974,937
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class         144,833             67,740
Goldman Sachs VIT Strategic Income Fund Advisor Class                          28,059            134,682
Invesco V.I. American Franchise Fund Series II                              5,744,981          4,141,100
Invesco V.I. Balanced-Risk Allocation Fund Series II                          420,128            118,150
Invesco V.I. Comstock Fund Series II                                       36,304,664         60,246,098
Invesco V.I. Growth and Income Fund Series II                              44,818,834         74,839,550
Ivy Funds VIP Asset Strategy Class A                                           17,815             34,875
Lord Abbett Fund Bond Debenture Portfolio Class VC                            240,155            112,920
Lord Abbett Fund Fundamental Equity Portfolio Class VC                        105,110              3,118
Lord Abbett Fund Growth and Income Portfolio Class VC                      30,602,605         35,952,182
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                           2,286,619          3,276,661
                                                                          -----------        -----------

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                                               Cost of Purchases Proceeds from Sales
------------                                                               ----------------- -------------------
Lord Abbett Fund Short Duration Portfolio Class VC                           $    597,657        $   193,311
Morgan Stanley VIF Global Infrastructure Portfolio II Class II Shares             308,185            106,808
Neuberger Berman AMT Absolute Return Multi-Manager Fund Portfolio S Class          93,755             67,577
PIMCO VIT All Asset Portfolio Advisor Class                                         2,006              8,923
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class                            79,249             27,115
PIMCO VIT Unconstrained Bond Portfolio Advisor Class                              169,261             39,285
PVC Diversified International Account Class 1                                      15,503            103,412
PVC Diversified International Account Class 2                                       6,112            130,182
PVC Equity Income Account Class 1                                                 992,811          2,148,491
PVC Equity Income Account Class 2                                                 578,482          1,514,061
PVC Government & High Quality Bond Account Class 1                                188,724            556,229
PVC Government & High Quality Bond Account Class 2                                 38,728             77,272
PVC Income Account Class 1                                                        218,356            500,745
PVC Income Account Class 2                                                         99,947            318,423
PVC LargeCap Growth Account Class 1                                                 7,560             36,013
PVC LargeCap Growth Account Class 2                                                 5,341             25,349
PVC Mid Cap Blend Acct Class 1                                                    138,755            225,952
PVC Mid Cap Blend Acct Class 2                                                     64,108             33,433
PVC Principal Capital Appreciation Account Class 1                                151,270          1,167,508
PVC Principal Capital Appreciation Account Class 2                                 35,113            157,852
PVC Real Estate Securities Account Class 1                                         58,566             69,571
PVC Real Estate Securities Account Class 2                                         47,755             10,662
PVC SAM Balanced Portfolio Class 1                                              1,605,067          4,515,822
PVC SAM Balanced Portfolio Class 2                                              1,923,068          5,111,194
PVC SAM Conservative Balanced Portfolio Class 1                                   119,977            240,614
PVC SAM Conservative Balanced Portfolio Class 2                                   324,477            536,217
PVC SAM Conservative Growth Portfolio Class 1                                     674,230          2,483,278
PVC SAM Conservative Growth Portfolio Class 2                                     778,039          2,806,414
PVC SAM Flexible Income Portfolio Class 1                                         250,991            771,257
PVC SAM Flexible Income Portfolio Class 2                                         369,517          1,164,759
PVC SAM Strategic Growth Portfolio Class 1                                      1,373,636          1,915,974
PVC SAM Strategic Growth Portfolio Class 2                                        427,683          1,037,470
PVC Short-Term Income Account Class 1                                             395,058            156,491
PVC Short-Term Income Account Class 2                                              18,306            208,156
PVC Small Cap Blend Account Class 1                                                 5,466             60,787
PVC Small Cap Blend Account Class 2                                                 8,513             33,461
SST SA Allocation Balanced Portfolio Class 3                                   30,634,614         33,136,075
SST SA Allocation Growth Portfolio Class 3                                     29,090,851          3,767,495
SST SA Allocation Moderate Growth Portfolio Class 3                            32,427,766         25,352,252
SST SA Allocation Moderate Portfolio Class 3                                   25,527,039         29,244,169
SST Asset Allocation Diversified Growth Portfolio Class 3                      25,653,471          1,263,666
SST SA Mult-Managed Diversified Fixed Income Portfolio Class 3                    168,696             30,791
SST SA Mult-Managed International Equity Portfolio Class 3                        111,935             25,768
SST SA Mult-Managed Large Cap Growth Portfolio Class 3                             70,682             21,742
SST SA Mult-Managed Large Cap Value Portfolio Class 3                              48,853             11,639
SST SA Mult-Managed Mid Cap Growth Portfolio Class 3                               68,276             30,141
SST SA Wellington Real Return Portfolio Class 3                                50,446,956         44,647,533
SST SA Columbia Focused Growth Portfolio Class 3                                  118,277              2,280
SST SA Columbia Focused Value Portfolio Class 3                                    17,037              2,009
SST SA Multi-Managed Mid Cap Value Portfolio Class 3                               91,832             62,207
SST SA Multi-Managed Small Cap Portfolio Class 3                                   71,533             61,962
SST SA T. Rowe Price Growth Stock Portfolio Class 3                                84,020             79,675
SAST Invesco VCP Value Portfolio Class 3                                      238,747,318         35,592,069
SAST SA AB Growth Portfolio Class 1                                            12,635,927         22,601,366
SAST SA AB Growth Portfolio Class 2                                             1,899,464          3,371,484
SAST SA AB Growth Portfolio Class 3                                            12,935,344         24,864,763
SAST SA AB Small & Mid Cap Value Portfolio Class 2                              1,878,126          2,590,293
SAST SA AB Small & Mid Cap Value Portfolio Class 3                             67,254,111         75,147,203
SST SA Allocation Moderate Class 1                                                 20,000                 42
SST SA Allocation Moderate Growth Class 1                                          36,102                  6
SAST SA American Funds Asset Allocation Portfolio Class 1                          82,325                 56
SAST SA American Funds Asset Allocation Portfolio Class 3                     248,627,375         39,049,956
SAST SA American Funds Global Growth Portfolio Class 3                         57,070,198         98,270,339
SAST SA American Funds Growth Portfolio Class 3                                55,433,560         71,893,370
SAST SA American Funds Growth-Income Portfolio Class 3                         51,226,182         48,168,867
SAST SA American Funds VCP Managed Asset Allocation Portfolio Class 1               6,050                  6
SAST SA American Funds VCP Managed Asset Allocation Portfolio Class 3         287,328,003         39,726,699
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3                    202,967,128         15,683,997
                                                                             ------------        -----------

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                                  Cost of Purchases Proceeds from Sales
------------                                                  ----------------- -------------------
SAST SA Boston Company Capital Growth Portfolio Class 1         $    175,382       $    958,770
SAST SA Boston Company Capital Growth Portfolio Class 2               16,542            279,547
SAST SA Boston Company Capital Growth Portfolio Class 3            2,687,978          8,990,870
SAST SA Columbia Technology Portfolio Class 1                      3,001,003          1,968,693
SAST SA Columbia Technology Portfolio Class 2                        812,687            467,642
SAST SA Columbia Technology Portfolio Class 3                     15,761,133         12,361,850
SAST SA DFA Ultra Short Bond Portfolio Class 1                    10,822,664         11,043,765
SAST SA DFA Ultra Short Bond Portfolio Class 2                     1,757,861          2,267,355
SAST SA DFA Ultra Short Bond Portfolio Class 3                    61,900,943         79,998,100
SAST SA Dogs of Wall Street Portfolio Class 1                      3,613,916          4,684,247
SAST SA Dogs of Wall Street Portfolio Class 2                      1,017,204          1,258,386
SAST SA Dogs of Wall Street Portfolio Class 3                     25,873,176         26,736,873
SAST SA Federated Corporate Bond Portfolio Class 1                 4,221,368          7,290,977
SAST SA Federated Corporate Bond Portfolio Class 2                 1,792,167          3,459,143
SAST SA Federated Corporate Bond Portfolio Class 3               107,721,188         93,846,777
SAST SA Fixed Income Index Portfolio Class 3                       1,247,379            243,536
SAST SA Fixed Income Intermediate Index Portfolio Class 3            809,829              2,255
SAST SA Franklin Foreign Value Portfolio Class 2                     462,760          2,416,615
SAST SA Franklin Foreign Value Portfolio Class 3                  18,979,126         77,689,648
SAST SA Franklin Small Company Value Portfolio Class 3            36,033,909         31,596,039
SAST SA Goldman Sachs Global Bond Portfolio Class 1                1,356,899          2,939,226
SAST SA Goldman Sachs Global Bond Portfolio Class 2                  373,652          1,261,175
SAST SA Goldman Sachs Global Bond Portfolio Class 3               37,608,829         39,470,870
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3         693,309             12,694
SAST SA Index Allocation 60-40 Portfolio Class 1                      36,871                 27
SAST SA Index Allocation 60-40 Portfolio Class 3                  24,777,814          1,442,506
SAST SA Index Allocation 80-20 Portfolio Class 3                  58,194,881            565,713
SAST SA Index Allocation 90-10 Portfolio Class 1                     473,464            339,958
SAST SA Index Allocation 90-10 Portfolio Class 3                 162,013,873            934,608
SAST SA International Index Portfolio Class 3                        137,634              1,247
SAST SA Invesco Growth Opportunities Portfolio Class 1               649,789          1,218,879
SAST SA Invesco Growth Opportunities Portfolio Class 2               246,341            814,836
SAST SA Invesco Growth Opportunities Portfolio Class 3             8,415,755         30,213,659
SAST SA Janus Focused Growth Portfolio Class 1                     1,331,549          2,093,249
SAST SA Janus Focused Growth Portfolio Class 2                       844,420          1,794,731
SAST SA Janus Focused Growth Portfolio Class 3                    12,622,906         24,296,828
SAST SA JPMorgan Balanced Portfolio Class 1                        4,113,499          6,145,789
SAST SA JPMorgan Balanced Portfolio Class 2                          909,844          1,331,794
SAST SA JPMorgan Balanced Portfolio Class 3                       50,096,128         36,283,757
SAST SA JPMorgan Emerging Markets Portfolio Class 1                2,139,923          3,640,126
SAST SA JPMorgan Emerging Markets Portfolio Class 2                  430,265            992,552
SAST SA JPMorgan Emerging Markets Portfolio Class 3               10,601,266         37,186,342
SAST SA JPMorgan Equity-Income Portfolio Class 1                   9,060,079         18,067,253
SAST SA JPMorgan Equity-Income Portfolio Class 2                     731,163          1,386,708
SAST SA JPMorgan Equity-Income Portfolio Class 3                  18,801,760         25,084,455
SAST SA JPMorgan Global Equities Portfolio Class 1                 1,134,690          5,054,117
SAST SA JPMorgan Global Equities Portfolio Class 2                    88,934            640,707
SAST SA JPMorgan Global Equities Portfolio Class 3                 2,760,381          6,699,201
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                   3,109,823          4,989,417
SAST SA JPMorgan MFS Core Bond Portfolio Class 2                     937,034          1,668,208
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                 102,308,936        103,418,569
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                  3,090,580          4,723,475
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2                    907,082          2,542,018
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                 14,176,732         28,018,504
SAST SA Large Cap Index Portfolio Class 3                          5,811,756                829
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1           18,014,237         49,965,179
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2            2,365,482          8,981,884
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3           29,878,401         75,919,956
SAST SA Legg Mason Tactical Opportunities Portfolio Class 1           23,898                  3
SAST SA Legg Mason Tactical Opportunities Portfolio Class 3        2,890,672              1,542
SAST SA MFS Blue Chip Growth Portfolio Class 1                       810,859          1,055,807
SAST SA MFS Blue Chip Growth Portfolio Class 2                        79,321            375,946
SAST SA MFS Blue Chip Growth Portfolio Class 3                     9,639,076         21,010,740
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1        2,269,351          6,641,717
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2          658,369          1,851,518
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3       16,110,380         52,003,490
SAST SA MFS Telecom Utility Portfolio Class 1                        612,799          1,946,596
SAST SA MFS Telecom Utility Portfolio Class 2                         75,522            357,439
                                                                ============       ============

FS VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                                      Cost of Purchases Proceeds from Sales
------------                                                      ----------------- -------------------
SAST SA MFS Telecom Utility Portfolio Class 3                       $  3,662,262       $  5,727,434
SAST SA MFS Total Return Bond Portfolio Class 1                       10,759,771         15,636,718
SAST SA MFS Total Return Bond Portfolio Class 2                        2,741,736          4,914,854
SAST SA MFS Total Return Bond Portfolio Class 3                       35,490,020         31,817,354
SAST SA Mid Cap Index Portfolio Class 3                                  174,534                433
SAST SA Morgan Stanley International Equities Portfolio Class 1        1,573,140          4,786,435
SAST SA Morgan Stanley International Equities Portfolio Class 2          270,137          2,267,995
SAST SA Morgan Stanley International Equities Portfolio Class 3        6,888,979         26,066,402
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1            1,080,269          3,843,462
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2              145,045            906,075
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3            7,329,946          9,043,685
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3                186,275,904         35,379,691
SAST SA PineBridge High-Yield Bond Portfolio Class 1                   7,520,830         11,661,326
SAST SA PineBridge High-Yield Bond Portfolio Class 2                   1,709,433          1,624,245
SAST SA PineBridge High-Yield Bond Portfolio Class 3                  27,187,731         35,281,163
SAST SA Putnam International Growth and Income Portfolio Class 1         777,222          4,441,409
SAST SA Putnam International Growth and Income Portfolio Class 2         164,684            979,098
SAST SA Putnam International Growth and Income Portfolio Class 3       4,440,463         28,475,967
SAST SA Pyramis Real Estate Portfolio Class 1                          4,344,563          4,658,072
SAST SA Pyramis Real Estate Portfolio Class 2                          1,155,987          1,605,701
SAST SA Pyramis Real Estate Portfolio Class 3                         47,387,773         33,534,480
SAST SA Schroders VCP Global Allocation Portfolio Class 1                164,754                 41
SAST SA Schroder's VCP Global Allocation Portfolio Class 3           167,020,831         13,773,759
SAST SA Small Cap Index Portfolio Class 3                                126,374                227
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3        5,436,879            110,230
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                 350,417,086         26,411,322
SAST SA VCP Dynamic Allocation Portfolio Class 1                          32,588                207
SAST SA VCP Dynamic Allocation Portfolio Class 3                     437,218,549        908,692,479
SAST SA VCP Dynamic Strategy Portfolio Class 1                            32,566                182
SAST SA VCP Dynamic Strategy Portfolio Class 3                       259,778,645        523,489,926
SAST SA VCP Index Allocation Portfolio Class 3                         9,815,147             91,906
SAST SA WellsCap Aggressive Growth Portfolio Class 1                     640,952          3,481,472
SAST SA WellsCap Aggressive Growth Portfolio Class 2                      27,480            652,493
SAST SA WellsCap Aggressive Growth Portfolio Class 3                   3,206,838          6,382,338
SAST SA WellsCap Fundamental Growth Portfolio Class 1                  2,592,486          5,873,525
SAST SA WellsCap Fundamental Growth Portfolio Class 2                    160,748            410,365
SAST SA WellsCap Fundamental Growth Portfolio Class 3                  5,213,018         18,724,521
VALIC Company I Global Social Awareness Fund                             665,671             17,216
VALIC Company I International Equities Index Fund                        950,843            147,879
VALIC Company I Mid Cap Index Fund                                     1,197,460            151,158
VALIC Company I Nasdaq-100 Index Fund                                    601,110            306,249
VALIC Company I Small Cap Index Fund                                   1,043,204            136,813
VALIC Company I Stock Index Fund                                       4,469,177          3,342,757
                                                                    ============       ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2017, follows:

                                                   December 31, 2017                     For the Year Ended December 31, 2017
                                        ---------------------------------------------  ----------------------------------------
                                                                                                     Expense         Total
                                                   Unit Value ($)/(a)/                 Investment Ratio (%)/(d)/ Return (%)/(e)/
                                                   -------------------                   Income   -------------- --------------
                                                                            Net          Ratio
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds Asset Allocation Fund
  Class 2                                2,258,640  27.17     28.22      63,609,571       1.52     1.52   1.77   14.20    14.48
American Funds Asset Allocation Fund
  Class 3                                  438,551  84.27     85.99      37,677,673       1.58     1.30   1.40   14.68    14.79
American Funds Global Growth Fund
  Class 2                                4,289,148  40.33     43.21     184,043,666       0.66     1.52   1.97   28.91    29.49
American Funds Growth Fund Class 2       6,385,119  39.73     42.55     269,431,096       0.50     1.52   1.97   25.80    26.36
American Funds Growth Fund Class 3         534,374 388.44    396.35     211,655,455       0.57     1.30   1.40   26.61    26.73
American Funds Growth-Income Fund
  Class 2                                7,539,285  32.46     34.78     260,278,687       1.36     1.52   1.97   20.00    20.54
American Funds Growth-Income Fund
  Class 3                                  640,980 256.28    261.50     167,450,242       1.42     1.30   1.40   20.77    20.89
American Funds High-Income Bond
  Fund Class 3                             113,179 104.81    106.94      12,097,375       6.48     1.30   1.40    5.54     5.65
American Funds Insurance Series
  Capital Income Builder Class 4           146,919  10.47     11.02       1,611,137       2.43     1.10   1.70   10.76    11.42
American Funds International Fund
  Class 3                                  427,823  71.68     73.14      31,261,822       1.33     1.30   1.40   30.40    30.53
American Funds U.S. Government
  AAA-Rated Securities Fund Class 3        252,166  39.75     40.56      10,222,233       1.36     1.30   1.40    0.31     0.41
American Funds Ultra-Short Bond
  Fund Class 3                             212,145  19.32     19.71       4,180,825       0.37     1.30   1.40   -0.86    -0.76
AST SA BlackRock Multi-Asset
  Income Portfolio Class 1                     583            10.44           6,091       0.00            0.55             4.43
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3               1,400,871  10.24     11.34      16,582,698       2.43     1.00   2.30    2.42     3.74
AST SA Edge Asset Allocation
  Portfolio Class 1                      2,021,747  42.31     44.10      89,143,380       2.64     1.52   1.77   11.76    12.04
AST SA Edge Asset Allocation
  Portfolio Class 2                        126,277  40.07     43.04       5,333,892       2.44     1.52   1.97   11.37    11.87
AST SA Edge Asset Allocation
  Portfolio Class 3                      1,784,246  13.51     16.52      43,796,259       2.55     1.00   2.30   10.90    12.34
AST SA Wellington Capital
  Appreciation Portfolio Class 1         2,351,268  32.44    125.11     289,531,323       0.00     1.52   1.77   30.46    30.78
AST SA Wellington Capital
  Appreciation Portfolio Class 2           358,233 115.22    124.38      43,466,909       0.00     1.40   1.97   30.00    30.74
AST SA Wellington Capital
  Appreciation Portfolio Class 3         8,445,353  18.68     28.05     432,692,185       0.00     1.10   2.30   29.45    31.00
AST SA Wellington Government and
  Quality Bond Portfolio Class 1         2,667,599  14.11     21.55      57,076,950       1.75     1.52   1.77    1.13     1.39
AST SA Wellington Government and
  Quality Bond Portfolio Class 2         1,071,364  19.63     21.07      22,378,418       1.57     1.52   1.97    0.85     1.31
AST SA Wellington Government and
  Quality Bond Portfolio Class 3        33,108,814  10.21     11.30     509,688,431       1.57     1.00   2.30    0.42     1.73
AST SA Wellington Growth Portfolio
  Class 1                                1,082,048  57.70     60.19      65,049,649       1.16     1.52   1.77   17.69    17.98
AST SA Wellington Growth Portfolio
  Class 2                                  283,027  54.90     58.83      16,502,563       0.98     1.52   1.97   17.28    17.81
AST SA Wellington Growth Portfolio
  Class 3                                2,132,781  15.19     51.79      85,644,992       0.93     1.10   2.17   16.93    18.18
AST SA Wellington Multi-Asset
  Income Portfolio Class 3               1,075,356  11.32     11.40      12,218,739       0.28     1.00   1.55   14.28    14.91
AST SA Wellington Natural Resources
  Portfolio Class 1                        511,295  42.55     44.39      22,674,292       2.41     1.52   1.77   13.05    13.33
AST SA Wellington Natural Resources
  Portfolio Class 2                        119,713  40.49     43.49       5,109,420       2.27     1.52   1.97   12.66    13.16
AST SA Wellington Natural Resources
  Portfolio Class 3                      3,481,029   8.41      9.56      66,140,638       2.24     1.10   2.30   12.17    13.52
BlackRock Global Allocation V.I. Fund
  Class III                                233,444  10.58     11.21       2,544,314       1.32     1.10   1.70   11.80    12.47
BlackRock iShares Alternative
  Strategies V.I. Fund Class III           104,662  10.72     11.60       1,187,714       2.65     1.10   1.70   10.56    11.22
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                       63,521  10.70     11.40         704,813       2.22     1.10   1.70   12.79    13.47
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III                34,682  10.08     10.25         353,270       2.69     1.10   1.40    2.16     2.47
BlackRock iShares Equity Appreciation
  V.I. Fund Class III                       14,940  11.40     11.99         176,957       1.68     1.10   1.40   19.88    20.24
Columbia VP Asset Allocation Fund
  Class 1                                   43,915  18.17     18.93         831,361       1.65     1.52   1.77   13.60    13.88
Columbia VP Dividend Opportunity
  Fund Class 1                             100,166  18.43     19.23       1,915,068       0.00     1.52   1.77   12.38    12.66
Columbia VP Emerging Markets Bond
  Fund Class 2                                 472  11.14     11.33           5,346       5.85     1.10   1.70    9.82    10.47
Columbia VP Income Opportunities
  Fund Class 1                             457,734  23.94     26.16      11,742,899       5.68     1.52   2.17    4.28     4.96
Columbia VP Large Cap Growth Fund
  Class 1                                1,853,480  13.06     13.20      24,420,259       0.00     1.52   2.17   25.39    26.21
Columbia VP Limited Duration Credit
  Fund Class 2                              13,635             9.98         135,631       4.63     1.10   1.40    0.39     0.69
Columbia VP Loomis Sayles Growth
  Fund Class 1                             138,744  13.63     13.69       1,897,331       0.00     1.52   1.77   30.70    31.03
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                  19,249  18.15     20.63         390,642       0.00     1.52   2.02   20.53    21.14
Columbia VP Select International
  Equity Class 2                           115,655  12.11     12.16       1,405,945       1.94     1.52   1.77   24.96    25.27
Columbia VP Small Company Growth
  Fund Class 1                              32,307  22.70     23.69         761,082       0.00     1.52   1.77   26.99    27.30
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2            3,385,228  13.17     14.85      48,136,825       2.72     1.10   2.30    9.44    10.76
FTVIP Franklin Income VIP Fund
  Class 2                                9,766,849  13.85     15.64     146,560,863       4.12     1.10   2.30    7.19     8.48
FTVIP Franklin Strategic Income VIP
  Fund Class 2                             114,163  10.15     10.33       1,171,835       3.58     1.10   1.70    2.80     3.42
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class              4,837  10.33     10.95          52,958       0.32     1.10   1.35   11.60    11.88
Goldman Sachs VIT Government
  Money Market Fund Institutional
  Shares                                     1,993            10.02          19,973       0.08            0.55             0.22
Goldman Sachs VIT Government
  Money Market Fund Service Class        5,174,833   9.74      9.87      50,845,358       0.49     1.10   1.90   -1.38    -0.59
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class      92,876   9.48      9.52         882,319       2.03     1.10   1.70    3.38     4.00
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                        10,010   9.12      9.39          92,641       0.84     1.10   1.35   -3.63    -3.39
Invesco V.I. American Franchise Fund
  Series II                                984,724  17.23     21.33      21,434,759       0.00     1.10   2.30   24.15    25.64
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                            59,289  11.10     11.53         673,985       4.21     1.10   1.40    8.31     8.63
Invesco V.I. Comstock Fund Series II    15,115,708  15.32     17.63     326,546,085       1.94     1.10   2.30   14.91    16.29
Invesco V.I. Growth and Income Fund
  Series II                             19,707,806  15.53     17.85     457,564,123       1.29     1.10   2.30   11.45    12.79
Ivy Funds VIP Asset Strategy Class A        36,304   9.68     10.17         364,798       1.55     1.10   1.70   16.29    16.98
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                       100,074  11.01     11.70       1,159,872       4.31     1.10   1.70    7.38     8.02
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                        22,863  12.10     12.60         286,796       1.18     1.10   1.40   11.01    11.35
Lord Abbett Fund Growth and Income
  Portfolio Class VC                    10,424,570  15.09     15.11     199,036,637       1.30     1.10   2.30   10.81    12.14
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                       740,010  22.72     23.63      17,441,023       0.58     1.52   1.77    4.96     5.22
Lord Abbett Fund Short Duration
  Portfolio Class VC                       119,329  10.02     10.24       1,215,588       3.95     1.10   1.70    0.47     1.07

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                    December 31, 2017                     For the Year Ended December 31, 2017
                                        ----------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/                            Ratio (%)/(d)/ Return (%)/(e)/
                                                    -------------------      Net          Income   -------------- --------------
                                                                                          Ratio
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
Morgan Stanley VIF Global
  Infrastructure Portfolio II Class II
  Shares                                    100,721 10.13      10.90        1,081,536      1.97     1.10   1.70   10.65    11.32
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund
  Portfolio S Class                          90,513  9.34       9.69          872,098      0.00     1.10   1.70    4.89     5.52
PIMCO VIT All Asset Portfolio
  Advisor Class                               3,324 10.88      10.89           36,196      4.06     1.10   1.35   11.86    12.14
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                    16,871 11.23      11.57          190,856      5.06     1.10   1.40    8.24     8.57
PIMCO VIT Unconstrained Bond
  Portfolio Advisor Class                    86,098 10.25      10.41          892,864      1.66     1.10   1.70    3.14     3.76
PVC Diversified International
  Account Class 1                            94,227  8.84       9.38          876,588      1.89     1.40   1.80   26.77    27.27
PVC Diversified International
  Account Class 2                            36,975  8.31       8.82          323,635      1.43     1.55   1.95   26.31    26.82
PVC Equity Income Account Class 1           702,864 18.87      20.16       14,019,976      2.22     1.40   1.80   18.92    19.40
PVC Equity Income Account Class 2           460,725 17.67      18.21        8,521,794      1.94     1.52   1.95   18.44    18.95
PVC Government & High Quality
  Bond Account Class 1                      252,736  8.15       8.69        2,153,085      4.13     1.40   1.80    0.06     0.46
PVC Government & High Quality
  Bond Account Class 2                      100,981  7.62       8.11          811,965      3.73     1.55   1.95   -0.45    -0.05
PVC Income Account Class 1                  351,551 10.46      11.18        3,884,877      4.35     1.40   1.80    3.25     3.66
PVC Income Account Class 2                  174,373  9.87      10.53        1,828,733      4.03     1.55   1.95    2.85     3.26
PVC LargeCap Growth Account
  Class 1                                    44,816 13.71      14.65          649,905      0.39     1.40   1.80   32.49    33.02
PVC LargeCap Growth Account
  Class 2                                    36,730 12.91      13.76          502,580      0.16     1.55   1.95   31.95    32.48
PVC Mid Cap Blend Acct Class 1               77,069 24.83      26.50        2,006,847      0.55     1.40   1.80   23.28    23.78
PVC Mid Cap Blend Acct Class 2               31,625 23.22      24.76          777,389      0.34     1.55   1.95   22.78    23.27
PVC Principal Capital Appreciation
  Account Class 1                           399,871 25.15      26.85       10,649,159      1.24     1.40   1.80   18.60    19.08
PVC Principal Capital Appreciation
  Account Class 2                            87,707 23.49      25.06        2,181,936      1.04     1.55   1.95   18.14    18.61
PVC Real Estate Securities Account
  Class 1                                    11,579 32.59      34.66          400,477      1.66     1.40   1.80    7.25     7.68
PVC Real Estate Securities Account
  Class 2                                     8,507 32.18      33.24          281,058      1.50     1.55   1.70    7.11     7.27
PVC SAM Balanced Portfolio
  Class 1                                 1,930,268 16.10      17.19       32,413,454      2.08     1.40   1.80   13.16    13.61
PVC SAM Balanced Portfolio
  Class 2                                 1,781,409 15.13      16.22       28,573,506      1.97     1.52   1.95   12.67    13.15
PVC SAM Conservative Balanced
  Portfolio Class 1                         272,930 10.93      11.66        3,135,209      2.82     1.40   1.80    9.48     9.91
PVC SAM Conservative Balanced
  Portfolio Class 2                         317,546 10.28      15.34        3,476,585      2.52     1.52   1.95    9.00     9.47
PVC SAM Conservative Growth
  Portfolio Class 1                         936,499 17.57      18.75       17,121,727      1.57     1.40   1.80   17.65    18.12
PVC SAM Conservative Growth
  Portfolio Class 2                         972,901 16.47      17.61       16,899,421      1.32     1.52   1.95   17.16    17.67
PVC SAM Flexible Income Portfolio
  Class 1                                   455,926 12.07      12.90        5,757,746      3.35     1.40   1.80    6.48     6.91
PVC SAM Flexible Income Portfolio
  Class 2                                   493,134 11.36      14.96        5,957,226      2.97     1.52   1.95    6.05     6.51
PVC SAM Strategic Growth
  Portfolio Class 1                         186,940 19.54      20.84        3,831,504      1.56     1.40   1.80   20.05    20.53
PVC SAM Strategic Growth
  Portfolio Class 2                         364,554 18.33      19.66        7,050,266      1.21     1.52   1.95   19.60    20.11
PVC Short-Term Income Account
  Class 1                                   210,478  7.38       7.89        1,601,410      1.72     1.40   1.80    0.56     0.97
PVC Short-Term Income Account
  Class 2                                   106,210  6.95       7.40          776,345      1.84     1.55   1.95   -0.18     0.22
PVC Small Cap Blend Account
  Class 1                                    53,912 13.40      14.29          746,306      0.37     1.40   1.80   10.86    11.30
PVC Small Cap Blend Account
  Class 2                                    30,689 12.58      13.37          407,370      0.14     1.55   1.95   10.40    10.84
SST SA Allocation Balanced
  Portfolio Class 3                       8,614,951 11.28      14.35      133,341,324      1.59     1.10   2.30    8.02     9.32
SST SA Allocation Growth Portfolio
  Class 3                                 3,325,400 10.97      16.19       57,261,512      1.25     1.00   2.15    9.68    15.33
SST SA Allocation Moderate Growth
  Portfolio Class 3                      13,289,970 10.81      14.92      213,552,544      1.46     1.00   2.30    8.11    12.54
SST SA Allocation Moderate
  Portfolio Class 3                      11,808,264 11.59      14.79      188,107,096      1.47     1.10   2.30   10.72    12.05
SST Asset Allocation Diversified
  Growth Portfolio Class 3                2,015,324 12.07      12.21       24,488,106      2.40     1.00   1.95   17.19    18.30
SST SA Mult-Managed Diversified
  Fixed Income Portfolio Class 3             24,999 10.23      10.41          254,806      2.61     1.10   1.40    2.29     2.60
SST SA Mult-Managed International
  Equity Portfolio Class 3                   33,506 11.33      11.39          378,935      2.26     1.10   1.40   24.66    25.04
SST SA Mult-Managed Large Cap
  Growth Portfolio Class 3                   11,138 13.14      13.91          147,016      0.29     1.10   1.40   25.61    25.99
SST SA Mult-Managed Large Cap
  Value Portfolio Class 3                    13,111 11.89      12.39          158,154      2.08     1.10   1.40   12.45    12.78
SST SA Mult-Managed Mid Cap
  Growth Portfolio Class 3                   29,424 12.56      13.42          385,834      0.00     1.10   1.40   24.25    24.62
SST SA Wellington Real Return
  Portfolio Class 3                      26,817,930 10.02      10.54      304,273,375      2.16     1.00   2.30   -0.38     0.24
SST SA Columbia Focused Growth
  Portfolio Class 3                          14,626 11.96      12.34          179,884      0.00     1.10   1.40   33.03    33.43
SST SA Columbia Focused Value
  Portfolio Class 3                           6,117 12.89      13.94           83,448      1.47     1.10   1.70   19.35    20.07
SST SA Multi-Managed Mid Cap
  Value Portfolio Class 3                    27,143 11.75      12.49          331,327      1.01     1.10   1.40   11.07    11.40
SST SA Multi-Managed Small Cap
  Portfolio Class 3                          13,747 11.32      12.93          172,473      0.14     1.10   1.70    8.37     9.02
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                          18,852 12.93      14.87          275,162      0.00     1.10   1.70   30.65    31.43
SAST Invesco VCP Value Portfolio
  Class 3                                95,069,578 10.65      12.85    1,265,407,256      0.90     1.00   2.15    6.50     7.66
SAST SA AB Growth Portfolio
  Class 1                                 2,256,069 20.99      79.95      178,356,404      0.04     1.52   1.77   29.69    30.01
SAST SA AB Growth Portfolio
  Class 2                                   257,411 72.49      79.71       19,887,731      0.00     1.40   1.97   29.24    29.97
SAST SA AB Growth Portfolio
  Class 3                                 2,291,734 19.61      23.04      107,720,106      0.00     1.10   2.30   28.69    30.23
SAST SA AB Small & Mid Cap
  Value Portfolio Class 2                   361,455 37.07      39.74       14,272,200      0.21     1.52   1.97   10.72    11.21
SAST SA AB Small & Mid Cap
  Value Portfolio Class 3                14,140,741 15.78      21.80      417,732,726      0.14     1.10   2.30   10.24    11.57
SST SA Allocation Moderate Class 1            1,802            11.08           19,973      0.00            0.55            10.83
SST SA Allocation Moderate Growth
  Class 1                                     3,197            11.23           35,910      0.25            0.55            12.31
SAST SA American Funds Asset
  Allocation Portfolio Class 1                7,360            11.24           82,743      0.00            0.55            12.42
SAST SA American Funds Asset
  Allocation Portfolio Class 3           28,637,415 14.04      16.39      509,770,442      0.84     1.00   2.30   13.26    14.74
SAST SA American Funds Global
  Growth Portfolio Class 3               19,761,382 15.59      19.31      408,793,177      0.92     1.10   2.30   28.13    29.67
SAST SA American Funds Growth
  Portfolio Class 3                      15,275,769 17.40      20.03      328,360,182      0.45     1.10   2.30   25.04    26.54
SAST SA American Funds Growth-
  Income Portfolio Class 3               13,148,407 16.55      18.30      257,275,092      1.57     1.10   2.30   19.26    20.70
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 1                             547            11.13            6,092      0.00            0.55            11.34
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 3                     104,730,830 10.75      13.44    1,465,252,211      0.78     1.00   2.15    7.45    12.03
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 3          55,477,093 10.60      11.32      637,444,039      0.01     1.00   2.15    6.01     9.67
SAST SA Boston Company Capital
  Growth Portfolio Class 1                  326,681 13.66      14.25        4,643,287      0.30     1.52   1.77   21.63    21.93
SAST SA Boston Company Capital
  Growth Portfolio Class 2                  102,463 12.99      13.92        1,409,011      0.15     1.52   1.97   21.20    21.75
SAST SA Boston Company Capital
  Growth Portfolio Class 3                2,989,482 12.64      15.57       44,215,953      0.09     1.10   2.17   20.84    22.14

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                  December 31, 2017                     For the Year Ended December 31, 2017
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/                            Ratio (%)/(d)/ Return (%)/(e)/
                                                  -------------------      Net          Income   -------------- --------------
                                                                                        Ratio
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Columbia Technology
  Portfolio Class 1                     2,093,063  5.85       6.11      12,769,743       0.00     1.52   1.77   32.82    33.16
SAST SA Columbia Technology
  Portfolio Class 2                       730,919  5.54       6.07       4,319,847       0.00     1.40   1.97   32.36    33.11
SAST SA Columbia Technology
  Portfolio Class 3                     3,895,817 23.66      24.41      45,653,006       0.00     1.10   2.30   31.80    33.38
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     2,228,471  9.99      11.39      26,448,880       0.30     0.80   1.77   -1.05    -0.15
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                       560,787 10.83      11.60       6,436,847       0.11     1.52   1.97   -1.40    -0.95
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    15,005,045  7.96       9.43     145,166,212       0.03     1.00   2.30   -1.82    -0.54
SAST SA Dogs of Wall Street Portfolio
  Class 1                                 894,760 29.70      30.99      27,695,274       2.24     1.52   1.77   16.74    17.03
SAST SA Dogs of Wall Street Portfolio
  Class 2                                 207,186 28.29      30.29       6,220,861       2.12     1.52   1.97   16.33    16.86
SAST SA Dogs of Wall Street Portfolio
  Class 3                               4,536,213 16.67      23.50     118,646,939       2.13     1.10   2.30   15.84    17.23
SAST SA Federated Corporate Bond
  Portfolio Class 1                     1,705,764 29.97      31.29      53,276,131       4.40     1.52   1.77    4.77     5.03
SAST SA Federated Corporate Bond
  Portfolio Class 2                       511,063 28.47      30.55      15,464,857       4.06     1.52   1.97    4.41     4.88
SAST SA Federated Corporate Bond
  Portfolio Class 3                    30,602,211 11.34      16.09     644,587,323       4.29     1.00   2.30    3.96     5.32
SAST SA Fixed Income Index Portfolio
  Class 3                                 100,488 10.01      10.02       1,006,326       0.00     1.15   1.70    0.07     0.20
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                  81,380  9.91       9.92         807,053       0.00     1.15   1.55   -0.89    -0.80
SAST SA Franklin Foreign Value
  Portfolio Class 2                       624,363 19.93      21.64      13,450,684       2.52     1.52   1.97   19.22    19.75
SAST SA Franklin Foreign Value
  Portfolio Class 3                    26,653,126 11.18      11.72     405,761,879       2.44     1.10   2.30   18.71    20.14
SAST SA Franklin Small Company
  Value Portfolio Class 3               9,350,466 14.95      17.87     172,345,919       0.39     1.10   2.30    7.06     8.35
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                       894,435 14.31      22.74      20,275,282       2.93     1.52   1.77    4.94     5.20
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                       190,433 20.71      22.18       4,181,119       2.66     1.52   1.97    4.58     5.05
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                    16,333,967  9.95      11.49     232,541,688       2.79     1.00   2.30    4.13     5.49
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3               66,524 10.29      10.30         684,988       0.22     1.15   1.55    2.89     2.99
SAST SA Index Allocation 60-40
  Portfolio Class 1                         3,296            11.09          36,553       0.90            0.55            10.91
SAST SA Index Allocation 60-40
  Portfolio Class 3                     2,196,778 10.95      11.02      24,151,784       0.68     1.00   1.70    9.52    10.21
SAST SA Index Allocation 80-20
  Portfolio Class 3                     5,324,505 11.25      11.32      60,146,364       1.07     1.00   1.70   12.54    13.25
SAST SA Index Allocation 90-10
  Portfolio Class 1                        12,090            11.57         139,833       0.00            0.55            15.66
SAST SA Index Allocation 90-10
  Portfolio Class 3                    14,744,972 11.40      11.49     169,041,332       1.05     1.00   1.95   13.96    14.93
SAST SA International Index Portfolio
  Class 3                                  13,191 10.33      10.35         136,435       1.80     1.15   1.80    3.32     3.48
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                       658,025 11.15      11.63       7,644,244       0.00     1.52   1.77   22.67    22.97
SAST SA Invesco Growth Opportunities
  Portfolio Class 2                       232,088 10.58      11.37       2,613,375       0.00     1.52   1.97   22.24    22.79
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                     9,032,810 15.11      20.09     138,642,573       0.00     1.10   2.30   21.72    23.18
SAST SA Janus Focused Growth
  Portfolio Class 1                       521,692 21.58      22.52      11,733,946       0.00     1.52   1.77   27.88    28.20
SAST SA Janus Focused Growth
  Portfolio Class 2                       429,263 21.12      21.97       9,363,245       0.00     1.52   1.77   27.69    28.00
SAST SA Janus Focused Growth
  Portfolio Class 3                     4,844,465 15.20      18.50      99,116,815       0.00     1.10   2.30   26.89    28.41
SAST SA JPMorgan Balanced Portfolio
  Class 1                               1,516,772 15.38      28.44      42,911,852       1.59     1.52   1.77   12.56    12.84
SAST SA JPMorgan Balanced Portfolio
  Class 2                                 285,880 25.89      27.75       7,830,579       1.41     1.52   1.97   12.17    12.67
SAST SA JPMorgan Balanced Portfolio
  Class 3                               6,121,123 13.96      16.50     119,496,366       1.45     1.00   2.30   11.69    13.14
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     1,104,487 21.59      33.73      24,911,399       2.05     1.52   1.77   39.79    40.14
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                       190,908 20.50      21.99       4,158,759       1.89     1.52   1.97   39.31    39.93
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     7,650,357 11.46      12.48     126,652,852       1.74     1.10   2.30   38.71    40.38
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     2,083,378 18.30      60.17     123,687,488       2.07     1.52   1.77   16.22    16.51
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                       154,933 54.59      58.65       8,988,827       1.91     1.52   1.97   15.81    16.34
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                     6,070,332 16.15      18.15     140,944,540       1.91     1.10   2.30   15.32    16.71
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     1,235,550 32.66      34.08      41,995,898       1.81     1.52   1.77   22.17    22.47
SAST SA JPMorgan Global Equities
  Portfolio Class 2                       114,017 31.12      33.99       3,790,728       1.68     1.40   1.97   21.74    22.44
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     1,565,465 14.10      14.28      30,823,302       1.59     1.10   2.30   21.22    22.68
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     1,278,053 28.32      29.50      37,655,182       2.31     1.52   1.77    2.13     2.39
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                       221,946 27.62      28.78       6,341,421       2.18     1.52   1.77    1.98     2.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                    43,011,014 10.19      12.97     703,755,258       2.16     1.00   2.30    1.34     2.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     1,337,546 14.42      25.24      33,512,190       0.00     1.52   1.77   27.38    27.70
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                       525,997 22.94      25.16      12,833,247       0.00     1.40   1.97   26.94    27.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                     4,655,356 16.73      22.92     112,694,882       0.00     1.10   2.30   26.39    27.91
SAST SA Large Cap Index Portfolio
  Class 3                                 553,199 10.48      10.49       5,798,341       0.00     1.15   1.55    4.81     4.91
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               4,994,805 23.04      69.68     345,232,161       1.76     1.52   1.77   18.46    18.76
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2                 638,187 63.27      69.46      43,046,918       1.59     1.40   1.97   18.05    18.72
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3              12,159,415 15.98      17.50     413,453,388       1.54     1.10   2.30   17.55    18.96
SAST SA Legg Mason Tactical
  Opportunities Portfolio Class 1           2,314            10.31          23,851       0.36            0.55             3.05
SAST SA Legg Mason Tactical
  Opportunities Portfolio Class 3         283,268 10.28      10.29       2,912,461       0.27     1.15   1.55    2.76     2.85
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       628,960 12.30      15.61       8,154,326       0.72     1.52   1.77   24.81    25.13
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                       224,398 11.72      12.55       2,793,112       0.53     1.52   1.97   24.38    24.94
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                     5,856,762 17.43      19.34      99,386,742       0.47     1.10   2.30   23.85    25.34
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1               1,037,465 21.12      48.03      49,594,539       1.04     1.52   1.77   21.26    21.56
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2                 179,689 43.89      46.92       8,355,736       0.85     1.52   1.97   20.84    21.38
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3               9,771,722 16.01      19.81     261,223,335       0.81     1.10   2.30   20.32    21.77
SAST SA MFS Telecom Utility
  Portfolio Class 1                       422,559 25.45      26.55      11,206,865       2.68     1.52   1.77   12.99    13.27
SAST SA MFS Telecom Utility
  Portfolio Class 2                        47,993 24.93      25.92       1,227,250       2.48     1.52   1.77   12.82    13.10
SAST SA MFS Telecom Utility
  Portfolio Class 3                     1,112,532 12.43      17.55      22,400,428       2.41     1.10   2.30   12.11    13.46
SAST SA MFS Total Return Bond
  Portfolio Class 1                     2,420,528 20.10      44.95     107,789,576       2.46     1.52   1.77   10.26    10.54

                                           December 31, 2017                      For the Year Ended December 31, 2017
                               ----------------------------------------------  -------------------------------------------
                                                                                Investment       Expense         Total
                                           Unit Value ($)/(a)/                                Ratio (%)/(d)/ Return (%)/(e)/
                                           -------------------      Net           Income      -------------- --------------
Sub-accounts                      Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                   ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA MFS Total Return Bond
  Portfolio Class 2                663,581 40.91      43.88       28,831,401       2.29        1.52   1.97    9.88    10.37
SAST SA MFS Total Return Bond
  Portfolio Class 3              6,814,323 13.40      15.36      177,549,051       2.28        1.00   2.30    9.41    10.84
SAST SA Mid Cap Index
  Portfolio Class 3                 16,855 10.43      10.45          176,136       0.60        1.15   1.95    4.35     4.54
SAST SA Morgan Stanley
  International Equities
  Portfolio Class 1              1,839,686 15.72      16.40       30,148,322       1.20        1.52   1.77   22.86    23.17
SAST SA Morgan Stanley
  International Equities
  Portfolio Class 2                635,865 14.95      16.02       10,105,910       1.03        1.52   1.97   22.43    22.98
SAST SA Morgan Stanley
  International Equities
  Portfolio Class 3              8,553,906 11.09      11.41      123,218,042       0.97        1.10   2.30   21.91    23.37
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 1                          681,584 36.63      38.23       26,027,800       1.03        1.52   1.77   14.83    15.11
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 2                           99,114 34.75      37.32        3,671,426       0.84        1.52   1.97   14.43    14.94
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 3                        2,416,386 16.10      18.07       59,024,297       0.83        1.10   2.30   13.94    15.31
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3    90,455,794 10.92      12.53    1,173,983,269       0.19        1.00   2.15    9.16    13.72
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1         1,156,588 31.58      32.91       38,016,279       9.09        1.52   1.77    7.81     8.08
SAST SA PineBridge High-Yield
  Bond Portfolio Class 2           246,858 29.89      32.11        7,827,063       8.89        1.52   1.97    7.44     7.92
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3         5,860,995 11.97      14.54      116,360,217       0.00        1.10   2.30    6.98     8.27
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                        1,625,391 12.54      18.24       29,412,803       1.53        1.52   1.77   22.32    22.62
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                          292,252 16.68      17.83        5,160,572       1.37        1.52   1.97   21.89    22.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                        7,426,724  9.62      11.79      115,766,412       1.23        1.10   2.30   21.37    22.83
SAST SA Pyramis Real Estate
  Portfolio Class 1                630,704 35.96      37.52       23,652,055       2.74        1.52   1.77    3.54     3.80
SAST SA Pyramis Real Estate
  Portfolio Class 2                151,544 34.17      36.63        5,498,633       2.54        1.52   1.97    3.18     3.64
SAST SA Pyramis Real Estate
  Portfolio Class 3              9,501,089 11.92      12.54      182,914,559       2.60        1.10   2.30    2.74     3.98
SAST SA Schroders VCP Global
  Allocation Portfolio Class 1      14,826            11.14          165,195       0.00               0.55            11.43
SAST SA Schroder's VCP Global
  Allocation Portfolio Class 3  44,083,192 10.79      11.87      532,884,307       0.00        1.00   2.30    7.92    10.53
SAST SA Small Cap Index
  Portfolio Class 3                 12,405 10.14      10.16          125,918       0.23        1.15   1.95    1.38     1.57
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                          521,341 10.28      10.29        5,363,729       0.20        1.15   1.70    2.78     2.92
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3    75,659,289 11.03      12.19      939,117,877       0.03        0.85   2.30   10.31    16.21
SAST SA VCP Dynamic
  Allocation Portfolio Class 1       2,865 11.65      11.68           33,454       1.11        0.55   0.80   16.52    16.78
SAST SA VCP Dynamic
  Allocation Portfolio Class 3 661,860,534 11.17      13.64    9,416,742,282       1.10        1.00   2.15   11.65    17.40
SAST SA VCP Dynamic Strategy
  Portfolio Class 1                  2,896            11.55           33,455       1.08               0.55            15.53
SAST SA VCP Dynamic Strategy
  Portfolio Class 3            429,754,292 11.10      13.46    6,014,279,127       1.07        1.00   2.15   11.02    15.85
SAST SA VCP Index Allocation
  Portfolio Class 3                948,845 10.38      10.40        9,859,521       0.29        1.00   1.95    3.76     3.98
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1         908,624 13.65      26.90       24,394,787       0.00        1.52   1.77   27.32    27.64
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2         115,170 24.44      26.22        2,993,503       0.00        1.52   1.97   26.88    27.45
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3       1,335,480 15.51      15.64       25,328,561       0.00        1.10   2.30   26.33    27.85
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1       1,099,281 35.11      36.63       40,191,723       0.27        1.52   1.77   33.31    33.64
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2          67,911 33.28      35.73        2,394,692       0.13        1.52   1.97   32.84    33.44
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3       1,980,283 16.75      19.06       59,517,003       0.02        1.10   2.30   32.28    33.87
VALIC Company I Global Social
  Awareness Fund                    76,390 12.46      12.94          979,815       1.33        1.10   1.40   21.01    21.37
VALIC Company I International
  Equities Index Fund              410,941 11.50      11.59        4,727,345       2.29        1.10   1.40   22.63    22.99
VALIC Company I Mid Cap Index
  Fund                             275,964 13.04      13.98        3,780,228       0.97        1.10   1.40   14.30    14.64
VALIC Company I Nasdaq-100
  Index Fund                       161,740 13.74      15.59        2,472,309       0.65        1.10   1.70   30.07    30.85
VALIC Company I Small Cap
  Index Fund                       234,208 12.59      14.02        3,155,328       0.86        1.10   1.40   12.79    13.13
VALIC Company I Stock Index
  Fund                             822,663 12.66      13.85       11,281,677       1.43        1.10   1.70   19.37    20.09
                               ----------- -----      -----    -------------       ----        ----   ----   -----    -----

                                          December 31, 2016                      For the Year Ended December 31 2016
                               --------------------------------------------  -------------------------------------------
                                                                              Investment       Expense         Total
                                         Unit Value ($)/(a)/                                Ratio (%)/(d)/ Return (%)/(e)/
                                         -------------------      Net           Income      -------------- --------------
Sub-accounts                     Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                   --------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset
  Allocation Fund Class 2      2,492,696  23.79     24.65      61,334,068        1.55        1.52   1.77    7.50     7.76
American Funds Asset
  Allocation Fund Class 3        470,444  73.48     74.91      35,208,315        1.61        1.30   1.40    7.97     8.07
American Funds Global Growth
  Fund Class 2                 5,013,782  31.28     33.37     166,224,486        0.85        1.52   1.97   -1.34    -0.89
American Funds Growth Fund
  Class 2                      7,384,493  31.58     33.67     246,740,667        0.73        1.52   1.97    7.36     7.84
American Funds Growth Fund
  Class 3                        586,505 306.81    312.74     183,295,257        0.79        1.30   1.40    8.04     8.15
American Funds Growth-Income
  Fund Class 2                 8,729,063  27.05     28.85     250,139,701        1.40        1.52   1.97    9.35     9.84
American Funds Growth-Income
  Fund Class 3                   721,420 212.21    216.31     155,902,692        1.46        1.30   1.40   10.05    10.16
American Funds High-Income
  Bond Fund Class 3              125,945  99.31    101.23      12,743,372        6.13        1.30   1.40   16.05    16.17
American Funds Insurance
  Series Capital Income
  Builder Class 4                127,777   9.45      9.89       1,258,272        3.23        1.10   1.70    2.04     2.65
American Funds International
  Fund Class 3                   477,077  54.97     56.04      26,709,811        1.33        1.30   1.40    2.14     2.24
American Funds U.S.
  Government AAA-Rated
  Securities Fund Class 3        259,915  39.63     40.40      10,492,781        1.43        1.30   1.40   -0.17    -0.07
American Funds Ultra-Short
  Bond Fund Class 3              198,630  19.49     19.86       3,944,222        0.00        1.30   1.40   -1.48    -1.38
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3       367,303  10.27     10.93       4,147,291        3.46        1.10   2.30    3.86     5.11
AST SA Edge Asset Allocation
  Portfolio Class 1            2,299,860  37.85     39.36      90,508,614        2.78        1.52   1.77    8.84     9.11
AST SA Edge Asset Allocation
  Portfolio Class 2              146,465  35.98     38.47       5,542,476        2.56        1.52   1.97    8.46     8.95
AST SA Edge Asset Allocation
  Portfolio Class 3            1,624,960  11.98     14.90      37,824,677        2.54        1.10   2.30    7.99     9.29
AST SA Wellington Capital
  Appreciation Portfolio
  Class 1                      2,649,737  24.87     95.66     249,778,064        0.00        1.52   1.77    0.20     0.45
AST SA Wellington Capital
  Appreciation Portfolio
  Class 2                        425,984  88.63     95.13      39,599,243        0.00        1.40   1.97   -0.15     0.42
                               ---------  ------   ------     -----------        ----        ----   ----   -----    -----

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2016                       For the Year Ended December 31 2016
                                     ---------------------------------------------  -------------------------------------------
                                                                                     Investment       Expense         Total
                                                Unit Value ($)/(a)/                                Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
AST SA Wellington Capital
  Appreciation Portfolio Class 3      9,920,776 14.26      21.67     397,797,256         0.00       1.10   2.30   -0.58     0.62
AST SA Wellington Government and
  Quality Bond Portfolio Class 1      3,038,083 13.95      21.25      64,177,183         1.42       1.52   1.77   -0.31    -0.06
AST SA Wellington Government and
  Quality Bond Portfolio Class 2      1,205,009 19.46      20.80      24,863,926         1.18       1.52   1.97   -0.66    -0.21
AST SA Wellington Government and
  Quality Bond Portfolio Class 3     34,857,836 10.00      11.25     532,095,378         1.21       1.10   2.30   -1.08     0.11
AST SA Wellington Growth Portfolio
  Class 1                             1,220,490 49.03      51.02      62,200,041         1.00       1.52   1.77    5.52     5.78
AST SA Wellington Growth Portfolio
  Class 2                               344,929 46.81      49.94      17,064,576         0.80       1.52   1.97    5.15     5.63
AST SA Wellington Growth Portfolio
  Class 3                             2,396,140 12.86      44.29      83,328,327         0.74       1.10   2.17    4.84     5.96
AST SA Wellington Multi-Asset
  Income Portfolio Class 3               36,876  9.91       9.92         365,573         0.00       1.15   1.30   -1.34    -1.30
AST SA Wellington Natural Resources
  Portfolio Class 1                     589,517 37.64      39.17      23,071,675         4.21       1.52   1.77   27.69    28.00
AST SA Wellington Natural Resources
  Portfolio Class 2                     141,328 35.95      38.44       5,344,708         4.22       1.52   1.97   27.24    27.81
AST SA Wellington Natural Resources
  Portfolio Class 3                   4,084,353  7.49       8.42      69,625,125         4.02       1.10   2.30   26.70    28.22
BlackRock Global Allocation V.I.
  Fund Class III                        219,791  9.47       9.97       2,130,989         1.25       1.10   1.70    2.06     2.67
BlackRock iShares Alternative
  Strategies V.I. Fund Class III         98,350  9.70      10.43       1,005,132         3.10       1.10   1.70    4.43     5.06
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III         34,361  9.49      10.05         341,871         2.06       1.10   1.70    4.38     5.00
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III             11,664  9.87      10.00         115,871         2.36       1.10   1.40    1.89     2.19
BlackRock iShares Equity
  Appreciation V.I. Fund Class III       14,686  9.51       9.97         143,427         1.80       1.10   1.40    7.54     7.86
Columbia VP Asset Allocation Fund
  Class 1                                45,110 16.00      16.63         749,358         2.23       1.52   1.77    3.52     3.77
Columbia VP Dividend Opportunity
  Fund Class 1                          103,609 16.40      17.07       1,758,478         0.00       1.52   1.77   11.68    11.96
Columbia VP Emerging Markets Bond
  Fund Class 2                              206 10.15      10.25           2,111         4.42       1.10   1.70    9.21     9.86
Columbia VP Income Opportunities
  Fund Class 1                          559,044 22.96      24.93      13,688,680        10.22       1.52   2.17    8.56     9.26
Columbia VP Large Cap Growth Fund
  Class 1                             2,242,342 10.41      10.46      23,434,619         0.00       1.52   2.17    4.13     4.59
Columbia VP Limited Duration Credit
  Fund Class 2                            2,720             9.91          26,949         9.90              1.10             4.13
Columbia VP Loomis Sayles Growth
  Fund Class 1                          161,969 10.43      10.45       1,691,351         0.00       1.52   1.77    4.29     4.46
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               21,650 15.05      17.03         362,690         0.00       1.52   2.02    0.25     0.75
Columbia VP Select International
  Equity Class 2                        131,396  9.69       9.71       1,275,309         1.12       1.52   1.77   -3.09    -2.93
Columbia VP Small Company Growth
  Fund Class 1                           36,596 17.88      18.61         677,629         0.00       1.52   1.77   10.77    11.05
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         3,615,670 12.04      13.41      46,566,420         3.84       1.10   2.30   10.61    11.95
FTVIP Franklin Income VIP Fund
  Class 2                            10,442,843 12.92      14.42     144,932,320         4.79       1.10   2.30   11.44    12.78
FTVIP Franklin Strategic Income VIP
  Fund Class 2                           63,662  9.88       9.99         630,437         3.55       1.10   1.70    6.12     6.76
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class           3,937             9.79          38,529         0.26              1.10             3.20
Goldman Sachs VIT Government Money
  Market Fund Service Class           5,594,375  9.87       9.93      55,423,130         0.02       1.10   1.95   -1.27    -0.70
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor
  Class                                  85,350  9.16       9.17         780,226         0.84       1.10   1.70   -1.41    -0.82
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                     21,309  9.44       9.74         203,632         1.97       1.10   1.35   -0.61    -0.36
Invesco V.I. American Franchise
  Fund Series II                        977,733 13.72      17.18      16,946,377         0.00       1.10   2.30   -0.30     0.90
Invesco V.I. Balanced-Risk
  Allocation Fund Series II              36,089 10.25      10.61         375,051         0.20       1.10   1.40    9.97    10.30
Invesco V.I. Comstock Fund Series II 16,979,208 13.17      15.34     318,217,781         1.28       1.10   2.30   14.33    15.71
Invesco V.I. Growth and Income Fund
  Series II                          21,778,769 13.76      16.02     452,698,782         0.87       1.10   2.30   16.72    18.13
Ivy Funds VIP Asset Strategy Class A     38,574  8.32       8.69         330,670         0.50       1.10   1.70   -4.21    -3.63
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                     93,065 10.26      10.83         999,703         6.24       1.10   1.70   10.25    10.91
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                     16,046            11.31         181,508         1.23              1.10            14.48
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 11,722,972 13.48      13.62     201,147,166         1.44       1.10   2.30   14.46    15.84
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                    848,772 21.64      22.46      19,014,948         0.48       1.52   1.77   14.36    14.64
Lord Abbett Fund Short Duration
  Portfolio Class VC                     82,407  9.98      10.13         831,951         2.42       1.10   1.70    1.73     2.34
Morgan Stanley VIF Global
  Infrastructure Portfolio II Class
  II Shares                              86,395  9.16       9.80         832,603         1.83       1.10   1.70   13.03    13.71
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund
  Portfolio S Class                      86,558  8.91       9.18         791,223         0.00       1.10   1.70   -2.32    -1.73
PIMCO VIT All Asset Portfolio
  Advisor Class                           4,141  9.71       9.86          40,334         2.19       1.10   1.40   11.34    11.67
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                12,726 10.35      10.69         132,663         3.99       1.10   1.40   11.63    11.96
PIMCO VIT Unconstrained Bond
  Portfolio Advisor Class                73,697  9.93      10.03         737,334         1.76       1.10   1.70    2.87     3.49
PVC Diversified International
  Account Class 1                       104,876  6.98       7.37         767,571         2.11       1.40   1.80   -1.43    -1.03
PVC Diversified International
  Account Class 2                        52,785  6.58       6.96         362,771         2.04       1.55   1.95   -1.82    -1.42
PVC Equity Income Account Class 1       808,983 15.87      16.88      13,498,791         2.67       1.40   1.80   13.66    14.11
PVC Equity Income Account Class 2       540,798 14.91      15.31       8,425,726         2.48       1.52   1.95   13.21    13.70
PVC Government & High Quality Bond
  Account Class 1                       303,754  8.14       8.65       2,572,503         3.56       1.40   1.80   -0.01     0.39
PVC Government & High Quality Bond
  Account Class 2                       107,931  7.65       8.11         868,977         3.60       1.55   1.95   -0.41    -0.02
PVC Income Account Class 1              388,160 10.13      10.78       4,140,656         4.54       1.40   1.80    3.84     4.25
PVC Income Account Class 2              200,256  9.60      10.20       2,034,448         4.71       1.55   1.95    3.49     3.90
PVC LargeCap Growth Account Class 1      46,464 10.35      11.01         506,909         0.26       1.40   1.80   -6.82    -6.45
PVC LargeCap Growth Account Class 2      37,831  9.79      10.39         390,805         0.08       1.55   1.95   -7.20    -6.83
PVC Mid Cap Blend Acct Class 1           85,276 20.14      21.41       1,795,986         0.40       1.40   1.80    8.40     8.84
PVC Mid Cap Blend Acct Class 2           32,010 18.91      20.09         637,942         0.12       1.55   1.95    7.99     8.42
PVC Principal Capital Appreciation
  Account Class 1                       440,632 21.20      22.55       9,859,066         1.08       1.40   1.80    7.17     7.60
PVC Principal Capital Appreciation
  Account Class 2                        92,625 19.88      21.12       1,942,782         0.84       1.55   1.95    6.76     7.18
PVC Real Estate Securities Account
  Class 1                                13,147 30.39      32.19         421,391         1.42       1.40   1.80    3.96     4.38
PVC Real Estate Securities Account
  Class 2                                 8,136 30.05      30.99         250,660         1.22       1.55   1.70    3.76     3.91
PVC SAM Balanced Portfolio Class 1    2,170,674 14.23      15.13      32,182,335         2.08       1.40   1.80    4.92     5.34
                                     ---------- -----      -----     -----------        -----       ----   ----   -----    -----

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


                                                  December 31, 2016                     For the Year Ended December 31 2016
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                       ---------- ------------------- --------------  ---------- -------------- --------------
                                                                                        Ratio
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
PVC SAM Balanced Portfolio Class 2      2,043,509 13.43      14.33       28,981,100      1.83     1.52   1.95    4.57     5.02
PVC SAM Conservative Balanced
  Portfolio Class 1                       290,260  9.98      10.61        3,038,294      2.43     1.40   1.80    4.48     4.90
PVC SAM Conservative Balanced
  Portfolio Class 2                       334,936  9.43      14.02        3,437,949      2.17     1.52   1.95    4.03     4.48
PVC SAM Conservative Growth
  Portfolio Class 1                     1,063,647 14.94      15.88       16,493,154      1.40     1.40   1.80    5.09     5.51
PVC SAM Conservative Growth
  Portfolio Class 2                     1,119,781 14.05      14.97       16,542,913      1.17     1.52   1.95    4.70     5.15
PVC SAM Flexible Income Portfolio
  Class 1                                 509,471 11.33      12.07        6,036,946      3.15     1.40   1.80    5.14     5.56
PVC SAM Flexible Income Portfolio
  Class 2                                 573,433 10.72      14.05        6,504,225      3.08     1.52   1.95    4.68     5.13
PVC SAM Strategic Growth Portfolio
  Class 1                                 219,047 16.28      17.29        3,730,405      1.36     1.40   1.80    4.26     4.68
PVC SAM Strategic Growth Portfolio
  Class 2                                 407,450 15.32      16.37        6,563,683      1.19     1.52   1.95    3.87     4.31
PVC Short-Term Income Account Class
  1                                       177,800  7.34       7.81        1,357,068      2.86     1.40   1.80    0.32     0.72
PVC Short-Term Income Account Class
  2                                       132,546  6.96       7.39          965,232      2.28     1.55   1.95    0.04     0.44
PVC Small Cap Blend Account Class 1        57,427 12.09      12.84          716,661      0.24     1.40   1.80   15.30    15.76
PVC Small Cap Blend Account Class 2        32,325 11.39      12.06          386,646      0.07     1.55   1.95   14.90    15.36
SST SA Allocation Balanced Portfolio
  Class 3                               9,119,217 10.32      13.28      129,162,151      1.85     1.10   2.30    2.84     4.08
SST SA Allocation Growth Portfolio
  Class 3                               1,856,917 10.37      14.04       27,253,677      1.68     1.10   2.15    3.50     4.59
SST SA Allocation Moderate Growth
  Portfolio Class 3                    13,266,860 10.35      13.26      187,803,555      1.74     1.10   2.30    3.26     4.50
SST SA Allocation Moderate Portfolio
  Class 3                              12,342,311 10.34      13.36      176,012,657      1.72     1.10   2.30    3.18     4.42
SST Asset Allocation Diversified
  Growth Portfolio Class 3                 35,541 10.31      10.77          363,204      0.94     1.10   1.40    5.63     5.95
SST SA Mult-Managed Diversified
  Fixed Income Portfolio Class 3           11,676 10.00      10.15          117,253      1.22     1.10   1.40    1.76     2.06
SST SA Mult-Managed International
  Equity Portfolio Class 3                 25,297  9.06       9.14          229,722      1.62     1.10   1.40   -1.72    -1.42
SST SA Mult-Managed Large Cap
  Growth Portfolio Class 3                  7,720 10.46      11.04           80,367      0.18     1.10   1.40    1.44     1.74
SST SA Mult-Managed Large Cap
  Value Portfolio Class 3                  10,958 10.58      10.98          117,223      1.51     1.10   1.40   13.19    13.53
SST SA Mult-Managed Mid Cap
  Growth Portfolio Class 3                 28,632 10.11      10.77          302,355      0.00     1.10   1.40    3.06     3.37
SST SA Wellington Real Return
  Portfolio Class 3                    26,513,148  9.94      10.58      299,204,645      0.00     1.10   2.30    1.35     2.57
SST SA Columbia Focused Growth
  Portfolio Class 3                         4,724             9.24           43,676      0.00            1.10           -10.11
SST SA Columbia Focused Value
  Portfolio Class 3                         5,080 10.80      11.61           57,717      1.02     1.10   1.70   17.02    17.72
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                        28,179 10.57      11.21          307,756      0.97     1.10   1.40   14.13    14.48
SST SA Multi-Managed Small Cap
  Portfolio Class 3                        14,191 10.87      11.86          162,460      0.00     1.10   1.40   16.98    17.34
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                        21,527  9.90      11.31          236,869      0.00     1.10   1.70   -0.71    -0.11
SAST Invesco VCP Value Portfolio
  Class 3                              78,488,067 10.70      11.94      962,839,411      0.66     1.10   2.15    7.52     8.65
SAST SA AB Growth Portfolio Class 1     2,525,631 16.18      61.49      153,724,858      0.20     1.52   1.77    1.02     1.27
SAST SA AB Growth Portfolio Class 2       294,065 56.09      61.33       17,516,431      0.04     1.40   1.97    0.66     1.24
SAST SA AB Growth Portfolio Class 3     2,620,315 15.06      17.90       98,137,751      0.00     1.10   2.30    0.23     1.44
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                       411,577 33.48      35.73       14,606,638      0.23     1.52   1.97   22.34    22.89
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                    15,477,739 14.15      19.78      414,810,848      0.13     1.10   2.30   21.82    23.29
SAST SA American Funds Asset
  Allocation Portfolio Class 3         16,750,562 12.20      14.47      259,103,746      1.74     1.10   2.30    6.62     7.91
SAST SA American Funds Global
  Growth Portfolio Class 3             23,925,284 12.02      15.07      383,199,593      1.69     1.10   2.30   -1.93    -0.75
SAST SA American Funds Growth
  Portfolio Class 3                    17,720,152 13.75      16.02      302,223,973      0.32     1.10   2.30    6.70     7.99
SAST SA American Funds Growth-
  Income Portfolio Class 3             14,664,143 13.71      15.35      238,231,669      1.41     1.10   2.30    8.69     9.99
SAST SA American Funds VCP
  Managed Asset Allocation Portfolio
  Class 3                              87,433,286 10.38      12.00    1,083,367,773      0.75     1.10   2.15    4.73     5.83
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3              37,804,236 10.32      10.42      392,953,337      0.06     1.10   2.15    3.19     4.21
SAST SA Boston Company Capital
  Growth Portfolio Class 1                385,795 11.23      11.69        4,499,477      0.18     1.52   1.77    0.56     0.81
SAST SA Boston Company Capital
  Growth Portfolio Class 2                122,508 10.72      11.43        1,385,608      0.02     1.52   1.97    0.21     0.66
SAST SA Boston Company Capital
  Growth Portfolio Class 3              3,469,979 10.46      12.75       41,695,756      0.00     1.10   2.17   -0.09     0.98
SAST SA Columbia Technology
  Portfolio Class 1                     2,142,987  4.41       4.59        9,818,919      0.00     1.52   1.77   14.78    15.07
SAST SA Columbia Technology
  Portfolio Class 2                       749,966  4.19       4.56        3,335,976      0.00     1.40   1.97   14.38    15.04
SAST SA Columbia Technology
  Portfolio Class 3                     4,304,127 17.74      18.52       35,541,994      0.00     1.10   2.30   13.89    15.26
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     2,220,534  8.97      11.98       26,566,749      0.00     1.52   1.77   -1.84    -1.60
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                       594,953 10.98      11.71        6,918,068      0.00     1.52   1.97   -2.18    -1.74
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    16,545,399  8.10       9.45      162,598,335      0.00     1.10   2.30   -2.60    -1.43
SAST SA Dogs of Wall Street Portfolio
  Class 1                               1,015,867 25.44      26.48       26,869,209      2.30     1.52   1.77   15.87    16.15
SAST SA Dogs of Wall Street Portfolio
  Class 2                                 234,696 24.32      25.92        6,032,698      2.08     1.52   1.97   15.46    15.98
SAST SA Dogs of Wall Street Portfolio
  Class 3                               4,930,440 14.22      20.28      111,516,305      2.09     1.10   2.30   14.97    16.35
SAST SA Federated Corporate Bond
  Portfolio Class 1                     1,864,212 28.61      29.79       55,446,454      4.62     1.52   1.77    6.85     7.11
SAST SA Federated Corporate Bond
  Portfolio Class 2                       582,655 27.26      29.13       16,840,051      4.56     1.52   1.97    6.47     6.95
SAST SA Federated Corporate Bond
  Portfolio Class 3                    30,459,042 10.72      15.47      621,684,478      4.35     1.10   2.30    6.02     7.29
SAST SA Franklin Foreign Value
  Portfolio Class 2                       729,118 16.72      18.07       13,121,281      1.65     1.52   1.97   -0.71    -0.26
SAST SA Franklin Foreign Value
  Portfolio Class 3                    31,016,379  9.42       9.76      395,265,253      1.67     1.10   2.30   -1.14     0.05
SAST SA Franklin Small Company
  Value Portfolio Class 3              10,201,524 13.79      16.69      173,968,272      0.43     1.10   2.30   27.60    29.13
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                       978,868 13.64      21.61       21,096,111      0.30     1.52   1.77   -0.46    -0.22
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                       233,878 19.81      21.11        4,894,067      0.13     1.52   1.97   -0.81    -0.36
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                    16,589,023  9.40      11.04      226,434,646      0.07     1.10   2.30   -1.24    -0.05
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                       723,143  9.09       9.45        6,831,484      0.00     1.52   1.77    2.10     2.35
SAST SA Invesco Growth Opportunities
  Portfolio Class 2                       290,203  8.66       9.26        2,667,479      0.00     1.52   1.97    1.74     2.20

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


                                                   December 31, 2016                     For the Year Ended December 31 2016
                                       ----------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                       ----------- ------------------- --------------  ---------- -------------- --------------
                                                                                         Ratio
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Invesco Growth
  Opportunities Portfolio Class 3       10,826,280 12.27      16.50      134,846,222      0.00     1.10   2.30    1.31     2.53
SAST SA Janus Focused Growth
  Portfolio Class 1                        590,718 16.88      17.57       10,366,079      0.00     1.52   1.77   -3.17    -2.93
SAST SA Janus Focused Growth
  Portfolio Class 2                        506,392 16.54      17.17        8,632,395      0.00     1.52   1.77   -3.32    -3.08
SAST SA Janus Focused Growth
  Portfolio Class 3                      5,785,018 11.83      14.58       92,635,182      0.00     1.10   2.30   -3.92    -2.77
SAST SA JPMorgan Balanced Portfolio
  Class 1                                1,670,764 13.66      25.21       41,900,949      1.66     1.52   1.77    5.29     5.55
SAST SA JPMorgan Balanced Portfolio
  Class 2                                  316,357 23.08      24.63        7,702,217      1.48     1.52   1.97    4.92     5.39
SAST SA JPMorgan Balanced Portfolio
  Class 3                                5,622,038 12.30      14.77       98,326,149      1.44     1.10   2.30    4.47     5.73
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                      1,183,654 15.45      24.07       19,048,614      2.07     1.52   1.77    8.77     9.04
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                        219,944 14.72      15.71        3,427,024      1.79     1.52   1.97    8.39     8.88
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                      9,316,070  8.17       9.00      112,121,819      1.67     1.10   2.30    7.93     9.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                      2,373,264 15.74      51.65      120,856,489      1.88     1.52   1.77   13.53    13.81
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                        175,757 47.13      50.41        8,777,752      1.72     1.52   1.97   13.13    13.64
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                      6,661,764 13.84      15.74      133,815,899      1.67     1.10   2.30   12.65    14.00
SAST SA JPMorgan Global Equities
  Portfolio Class 1                      1,368,531 12.29      27.82       37,931,551      1.36     1.52   1.77    3.81     4.07
SAST SA JPMorgan Global Equities
  Portfolio Class 2                        132,337 25.56      27.76        3,596,942      1.19     1.40   1.97    3.45     4.04
SAST SA JPMorgan Global Equities
  Portfolio Class 3                      1,768,510 11.63      11.64       28,770,048      1.11     1.10   2.30    3.01     4.25
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      1,352,999 27.73      28.81       38,943,699      1.93     1.52   1.77    1.56     1.82
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                        249,214 27.08      28.15        6,968,522      1.71     1.52   1.77    1.41     1.66
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                     43,120,503  9.89      12.80      694,664,663      1.66     1.10   2.30    0.78     1.99
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                      1,465,011 11.32      19.76       28,748,693      0.00     1.52   1.77   -1.55    -1.31
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                        623,566 18.07      19.71       11,944,767      0.00     1.40   1.97   -1.89    -1.33
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                      5,475,198 13.08      18.14      104,245,595      0.00     1.10   2.30   -2.31    -1.14
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1                5,697,680 19.45      58.68      331,856,875      0.86     1.52   1.77   12.59    12.87
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2                  770,664 53.60      58.51       43,828,251      0.69     1.40   1.97   12.20    12.84
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3               13,854,264 13.43      14.89      404,313,342      0.61     1.10   2.30   11.72    13.06
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                        657,941  9.85      12.48        6,817,677      0.57     1.52   1.77    4.49     4.75
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                        253,275  9.42      10.05        2,525,947      0.40     1.52   1.97    4.13     4.59
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      6,716,150 13.91      15.62       90,396,791      0.36     1.10   2.30    3.68     4.93
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                1,162,651 17.42      39.51       45,623,723      0.86     1.52   1.77    6.73     7.00
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2                  211,826 36.32      38.66        8,128,044      0.61     1.52   1.97    6.36     6.84
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3               11,336,228 13.15      16.47      251,541,066      0.62     1.10   2.30    5.91     7.18
SAST SA MFS Telecom Utility
  Portfolio Class 1                        483,684 22.52      23.44       11,326,174      2.94     1.52   1.77    8.63     8.90
SAST SA MFS Telecom Utility
  Portfolio Class 2                         60,597 22.10      22.92        1,371,235      2.95     1.52   1.77    8.47     8.74
SAST SA MFS Telecom Utility
  Portfolio Class 3                      1,217,465 10.96      15.66       22,106,968      2.71     1.10   2.30    7.79     9.09
SAST SA MFS Total Return Bond
  Portfolio Class 1                      2,693,485 18.23      40.67      108,584,452      2.29     1.52   1.77    7.16     7.43
SAST SA MFS Total Return Bond
  Portfolio Class 2                        758,634 37.23      39.75       29,893,218      2.08     1.52   1.97    6.79     7.27
SAST SA MFS Total Return Bond
  Portfolio Class 3                      6,682,583 12.04      14.04      167,843,261      2.00     1.10   2.30    6.33     7.61
SAST SA Morgan Stanley International
  Equities Portfolio Class 1             2,046,678 12.79      13.31       27,230,282      1.23     1.52   1.77   -3.67    -3.43
SAST SA Morgan Stanley International
  Equities Portfolio Class 2               769,565 12.21      13.02        9,950,111      1.02     1.52   1.97   -4.01    -3.58
SAST SA Morgan Stanley International
  Equities Portfolio Class 3             9,863,969  9.10       9.25      116,468,102      0.96     1.10   2.30   -4.42    -3.27
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1              772,040 31.90      33.21       25,613,545      0.76     1.52   1.77    9.71     9.98
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2              122,648 30.37      32.47        3,954,414      0.58     1.52   1.97    9.32     9.81
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3            2,478,652 13.96      15.86       53,774,397      0.54     1.10   2.30    8.86    10.17
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3            81,202,899 10.22      11.02      919,517,270      0.00     1.10   2.15    4.51     5.61
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                      1,377,454 29.29      30.45       41,900,245      6.58     1.52   1.77   16.18    16.47
SAST SA PineBridge High-Yield Bond
  Portfolio Class 2                        261,478 27.82      29.76        7,707,963      6.72     1.52   1.97   15.78    16.30
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                      6,690,025 11.05      13.59      123,879,319      6.73     1.10   2.30   15.28    16.67
SAST SA Putnam International Growth
  and Income Portfolio Class 1           1,845,105 10.25      14.87       27,246,044      1.80     1.52   1.77   -0.27    -0.02
SAST SA Putnam International Growth
  and Income Portfolio Class 2             340,179 13.68      14.56        4,912,040      1.64     1.52   1.97   -0.62    -0.17
SAST SA Putnam International Growth
  and Income Portfolio Class 3           9,026,207  7.93       9.60      115,663,859      1.55     1.10   2.30   -1.04     0.15
SAST SA Pyramis Real Estate Portfolio
  Class 1                                  734,690 34.73      36.15       26,542,108      2.29     1.52   1.77    6.73     6.99
SAST SA Pyramis Real Estate Portfolio
  Class 2                                  186,950 33.12      35.35        6,550,251      2.23     1.52   1.97    6.36     6.83
SAST SA Pyramis Real Estate Portfolio
  Class 3                               10,107,470 11.60      12.06      189,467,738      1.92     1.10   2.30    5.90     7.18
SAST SA Schroder's VCP Global
  Allocation Portfolio Class 3          30,345,467 10.74      10.87      328,834,258      0.00     1.10   2.30    7.44     8.65
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                     46,652,003 10.49      10.61      493,653,461      0.33     1.10   2.30    4.90     6.09
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                    710,379,450  9.82      11.53    8,545,058,556      1.46     1.10   2.30    2.14     3.37
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                    457,797,898  9.87      11.62    5,489,904,131      1.42     1.10   2.15    2.92     4.00
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1               1,011,488 10.72      21.08       21,284,060      0.00     1.52   1.77    5.50     5.76
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2                 140,110 19.26      20.58        2,855,195      0.00     1.52   1.97    5.13     5.61
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3               1,487,003 12.23      12.28       22,387,502      0.00     1.10   2.30    4.68     5.94
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1               1,246,553 26.34      27.41       34,108,850      0.00     1.52   1.77   -0.78    -0.53
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2                  78,475 25.06      26.78        2,075,980      0.00     1.52   1.97   -1.12    -0.68
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3               2,526,417 12.51      14.41       57,784,114      0.00     1.10   2.30   -1.55    -0.36
VALIC Company I Global Social
  Awareness Fund                            18,561 10.30      10.66          191,485      0.31     1.10   1.40    5.46     5.78
VALIC Company I International
  Equities Index Fund                      337,899  9.35       9.45        3,163,139      2.33     1.10   1.40   -0.15     0.15
VALIC Company I Mid Cap Index
  Fund                                     209,458 11.40      12.19        2,501,860      1.02     1.10   1.40   18.95    19.31

                                                 December 31, 2016                   For the Year Ended December 31 2016
                                       ------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                       ------- ------------------- --------------  ---------- -------------- --------------
                                                                                     Ratio
Sub-accounts                            Units  Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ------- ------    -------   --------------  ---------- ------ ------- ------  -------
VALIC Company I Nasdaq-100 Index Fund  145,709 10.56      11.91      1,697,570        0.49     1.10   1.70    4.97     5.60
VALIC Company I Small Cap Index Fund   169,200 11.16      12.39      2,012,851        1.15     1.10   1.40   19.50    19.86
VALIC Company I Stock Index Fund       762,475 10.60      11.53      8,712,957        2.13     1.10   1.70    9.72    10.38
                                       ------- -----      -----      ---------        ----     ----   ----   -----    -----

                                                   December 31, 2015                     For the Year Ended December 31 2015
                                        ---------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                        ---------- ------------------- --------------  ---------- -------------- --------------
                                                                                         Ratio
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds Asset Allocation Fund
  Class 2                                2,791,383  22.13     22.88      63,748,342       1.59     1.52   1.77    -0.38   -0.13
American Funds Asset Allocation Fund
  Class 3                                  523,181  68.06     69.31      36,231,221       1.66     1.30   1.40     0.05    0.15
American Funds Global Growth Fund
  Class 2                                5,814,880  31.71     33.67     194,638,015       0.99     1.52   1.97     4.85    5.32
American Funds Growth Fund Class 2       8,582,423  29.42     31.22     266,061,733       0.58     1.52   1.97     4.77    5.25
American Funds Growth Fund Class 3         670,078 283.96    289.17     193,645,938       0.65     1.30   1.40     5.44    5.54
American Funds Growth-Income Fund
  Class 2                               10,210,265  24.74     26.27     266,505,791       1.25     1.52   1.97    -0.52   -0.08
American Funds Growth-Income Fund
  Class 3                                  823,135 192.83    196.37     161,492,915       1.33     1.30   1.40     0.12    0.22
American Funds High-Income Bond
  Fund Class 3                             133,285  85.58     87.14      11,609,844       5.37     1.30   1.40    -8.42   -8.33
American Funds Insurance Series
  Capital Income Builder Class 4            69,041   9.43      9.64         662,428       2.81     1.10   1.40    -3.16   -2.87
American Funds International Fund
  Class 3                                  576,621  53.82     54.81      31,581,888       1.55     1.30   1.40    -5.77   -5.68
American Funds U.S. Government
  AAA-Rated Securities Fund Class 3        271,758  39.70     40.42      10,978,306       1.40     1.30   1.40     0.23    0.33
American Funds Ultra-Short Bond Fund
  Class 3                                  301,423  19.78     20.14       6,069,574       0.00     1.30   1.40    -1.83   -1.73
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                          8,383   9.77     10.78         107,648       0.75     1.10   1.40    -6.05   -5.77
AST SA Edge Asset Allocation
  Portfolio Class 1                      2,630,695  34.78     36.08      94,831,785       2.92     1.52   1.77    -3.45   -3.21
AST SA Edge Asset Allocation
  Portfolio Class 2                        164,976  33.17     35.31       5,746,646       2.76     1.52   1.97    -3.78   -3.35
AST SA Edge Asset Allocation
  Portfolio Class 3                      1,559,554  10.96     13.79      34,297,407       2.80     1.10   2.30    -4.20   -3.04
AST SA Wellington Capital
  Appreciation Portfolio Class 1         3,034,634  91.72     95.23     284,721,855       0.00     1.52   1.77     6.82    7.09
AST SA Wellington Capital
  Appreciation Portfolio Class 2           489,826  88.76     94.73      45,450,170       0.00     1.40   1.97     6.45    7.06
AST SA Wellington Capital
  Appreciation Portfolio Class 3        10,203,791  14.17     21.80     426,922,869       0.00     1.10   2.30     5.99    7.27
AST SA Wellington Government and
  Quality Bond Portfolio Class 1         3,311,085  20.49     21.27      70,014,654       1.48     1.52   1.77    -1.22   -0.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 2         1,444,594  19.59     20.81      29,886,349       1.28     1.52   1.97    -1.57   -1.13
AST SA Wellington Government and
  Quality Bond Portfolio Class 3        32,693,134   9.99     11.37     517,482,820       1.28     1.10   2.30    -1.99   -0.81
AST SA Wellington Growth Portfolio
  Class 1                                1,407,748  46.46     48.23      67,822,689       0.62     1.52   1.77    -1.61   -1.36
AST SA Wellington Growth Portfolio
  Class 2                                  399,190  44.52     47.28      18,719,395       0.42     1.52   1.97    -1.95   -1.51
AST SA Wellington Growth Portfolio
  Class 3                                2,674,883  12.13     14.28      89,410,347       0.34     1.10   2.15    -2.22   -1.19
AST SA Wellington Natural Resources
  Portfolio Class 1                        671,538  29.47     30.60      20,531,857       1.53     1.52   1.77   -22.77  -22.58
AST SA Wellington Natural Resources
  Portfolio Class 2                        172,720  28.25     30.02       5,118,355       1.29     1.52   1.97   -23.04  -22.70
AST SA Wellington Natural Resources
  Portfolio Class 3                      4,882,343   5.92      6.57      66,749,200       1.15     1.10   2.30   -23.37  -22.45
BlackRock Global Allocation V.I. Fund
  Class III                                215,571   9.27      9.71       2,036,288       1.42     1.10   1.70    -7.26   -2.08
BlackRock iShares Alternative
  Strategies V.I. Fund Class III            64,714   9.29      9.93         630,027       5.66     1.10   1.70    -7.12   -2.32
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                       30,466   9.09      9.57         288,623       3.57     1.10   1.70    -9.10   -5.04
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III                 5,033   9.69      9.79          49,112       3.49     1.10   1.40    -2.84   -2.55
BlackRock iShares Equity Appreciation
  V.I. Fund Class III                       10,067   8.85      9.24          91,274       3.34     1.10   1.40    -8.00   -7.72
Columbia VP Asset Allocation Fund
  Class 1                                   48,225  15.45     16.02         771,994       2.07     1.52   1.77    -0.71   -0.46
Columbia VP Dividend Opportunity
  Fund Class 1                             122,000  14.68     15.24       1,848,927       0.00     1.52   1.77    -4.36   -4.12
Columbia VP Emerging Markets Bond
  Fund Class 2                                 206   9.29      9.33           1,916       0.00     1.10   1.70    -7.10   -2.39
Columbia VP Income Opportunities
  Fund Class 1                             577,730  21.15     22.81      12,963,856       9.20     1.52   2.17    -3.12   -2.49
Columbia VP Limited Duration Credit
  Fund Class 2                               9,468   9.58      9.51          90,115       0.00     1.10   1.40    -3.84   -3.56
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                  26,926  15.02     16.91         443,287       0.00     1.52   2.02     3.50    4.02
Columbia VP Small Company Growth
  Fund Class 1                              43,151  16.14     16.76         718,921       0.00     1.52   1.77     2.00    2.26
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2            4,171,986  10.88     11.98      48,202,007       3.02     1.10   2.30    -8.35   -7.24
FTVIP Franklin Income VIP Fund Class
  2                                     11,333,252  11.59     12.79     140,075,957       4.72     1.10   2.30    -9.17   -8.07
FTVIP Franklin Strategic Income VIP
  Fund Class 2                              58,383   9.31      9.36         541,942       6.39     1.10   1.70    -6.92   -4.92
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class              4,209   8.97      9.48          39,641       0.18     1.10   1.70   -10.33   -6.07
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class      53,719   9.23      9.31         495,129       3.62     1.10   1.70    -6.94   -5.93
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                        18,829   9.41      9.48         179,962       1.92     1.10   1.40    -3.61   -3.32
Invesco V.I. American Franchise Fund
  Series II                              1,044,100  13.59     17.23      17,915,130       0.00     1.10   2.30     2.37    3.60
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                            24,709   9.01      9.62         233,043       2.73     1.10   1.70    -9.88   -5.45
Invesco V.I. Comstock Fund Series II    19,495,530  11.39     13.42     318,911,495       1.66     1.10   2.30    -8.33   -7.22
Invesco V.I. Growth and Income Fund
  Series II                             25,455,167  11.65     13.72     453,812,224       2.55     1.10   2.30    -5.51   -4.37
Ivy Funds VIP Asset Strategy Class A        32,456   8.61      9.02         289,994       0.21     1.10   1.40    -9.62   -9.35
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                        45,171   9.30      9.76         436,149       8.22     1.10   1.70    -6.98    0.10
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                        17,254             9.88         170,492       0.02            1.10           -14.58
Lord Abbett Fund Growth and Income
  Portfolio Class VC                    13,843,406  11.63     11.90     206,593,937       1.18     1.10   2.30    -5.07   -3.93
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                       975,144  18.93     19.59      19,055,021       0.55     1.52   1.77    -5.48   -5.24
Lord Abbett Fund Short Duration
  Portfolio Class VC                        91,371   9.81      9.90         903,381       2.71     1.10   1.70    -1.92    1.59

                                                    December 31, 2015                     For the Year Ended December 31 2015
                                         ---------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                         ---------- ------------------- --------------  ---------- -------------- --------------
                                                                                          Ratio
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                             ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
Morgan Stanley VIF Global
  Infrastructure Portfolio II Class II
  Shares                                     44,845  8.10       8.61         377,895       0.40     1.10   1.70   -18.99  -14.83
Neuberger Berman AMT Absolute Return
  Multi-Manager Fund Portfolio S Class       51,274  9.12       9.35         477,375       0.00     1.10   1.70    -8.81   -6.10
PIMCO VIT All Asset Portfolio Advisor
  Class                                       2,077  8.70       8.85          18,142       0.20     1.10   1.40   -10.45  -10.18
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                     4,344  9.24       9.58          41,143       6.16     1.10   1.40    -3.67   -3.38
PIMCO VIT Unconstrained Bond Portfolio
  Advisor Class                              37,305  9.66       9.69         361,075       2.10     1.10   1.70    -3.43   -2.85
PVC Diversified International Account
  Class 1                                   132,854  7.08       7.45         984,213       2.58     1.40   1.80    -2.13   -1.74
PVC Diversified International Account
  Class 2                                    54,686  6.70       7.06         381,698       2.22     1.55   1.95    -2.57   -2.18
PVC Equity Income Account Class 1           938,574 13.96      14.79      13,742,463       2.41     1.40   1.80    -5.64   -5.26
PVC Equity Income Account Class 2           634,532 13.17      13.46       8,705,414       2.19     1.52   1.95    -6.00   -5.60
PVC Government & High Quality Bond
  Account Class 1                           349,519  8.14       8.62       2,956,911       3.28     1.40   1.80    -1.00   -0.61
PVC Government & High Quality Bond
  Account Class 2                            98,474  7.68       8.11         792,918       3.18     1.55   1.95    -1.28   -0.88
PVC Income Account Class 1                  446,081  9.76      10.34       4,571,031       4.33     1.40   1.80    -2.48   -2.09
PVC Income Account Class 2                  226,558  9.28       9.81       2,216,560       3.91     1.55   1.95    -2.84   -2.45
PVC LargeCap Growth Account Class 1          57,254 11.10      11.77         668,524       0.13     1.40   1.80     3.11    3.52
PVC LargeCap Growth Account Class 2          37,927 10.55      11.15         420,667       0.00     1.55   1.95     2.71    3.12
PVC Mid Cap Blend Acct Class 1              100,415 18.58      19.67       1,947,924       0.52     1.40   1.80    -0.17    0.23
PVC Mid Cap Blend Acct Class 2               42,728 17.51      18.53         786,812       0.25     1.55   1.95    -0.59   -0.19
PVC Principal Capital Appreciation
  Account Class 1                           508,754 19.78      20.96      10,585,868       0.27     1.40   1.80     0.35    0.76
PVC Principal Capital Appreciation
  Account Class 2                           107,657 18.62      19.71       2,108,503       0.04     1.55   1.95    -0.03    0.37
PVC Real Estate Securities Account
  Class 1                                    14,969 29.23      30.84         459,360       1.42     1.40   1.80     2.35    2.76
PVC Real Estate Securities Account
  Class 2                                     8,414 28.96      29.82         249,517       1.45     1.55   1.70     2.25    2.40
PVC SAM Balanced Portfolio Class 1        2,421,383 13.56      14.37      34,164,668       2.87     1.40   1.80    -2.58   -2.19
PVC SAM Balanced Portfolio Class 2        2,331,940 12.85      13.65      31,530,350       2.66     1.52   1.95    -2.99   -2.57
PVC SAM Conservative Balanced Portfolio
  Class 1                                   347,189  9.55      10.11       3,471,829       3.23     1.40   1.80    -2.55   -2.16
PVC SAM Conservative Balanced Portfolio
  Class 2                                   430,461  9.06      13.41       4,201,519       3.09     1.52   1.95    -2.85   -2.43
PVC SAM Conservative Growth Portfolio
  Class 1                                 1,172,681 14.21      15.05      17,274,371       2.19     1.40   1.80    -2.86   -2.47
PVC SAM Conservative Growth Portfolio
  Class 2                                 1,284,667 13.42      14.24      18,070,799       1.98     1.52   1.95    -3.25   -2.83
PVC SAM Flexible Income Portfolio Class
  1                                         621,141 10.78      11.43       7,000,547       3.57     1.40   1.80    -3.07   -2.68
PVC SAM Flexible Income Portfolio Class
  2                                         622,664 10.24      13.36       6,718,550       3.29     1.52   1.95    -3.45   -3.03
PVC SAM Strategic Growth Portfolio
  Class 1                                   258,928 15.61      16.51       4,220,271       2.18     1.40   1.80    -3.38   -2.99
PVC SAM Strategic Growth Portfolio
  Class 2                                   458,021 14.75      15.69       7,082,676       2.12     1.52   1.95    -3.77   -3.35
PVC Short-Term Income Account Class 1        90,686  7.32       7.76         692,343       2.47     1.40   1.80    -1.09   -0.69
PVC Short-Term Income Account Class 2        91,701  6.96       7.35         666,760       2.53     1.55   1.95    -1.35   -0.96
PVC Small Cap Blend Account Class 1          64,235 10.48      11.09         695,220       0.87     1.40   1.80     4.83   10.91
PVC Small Cap Blend Account Class 2          36,662  9.91      10.46         380,420       0.37     1.55   1.95    -0.85    4.58
SST SA Allocation Balanced Portfolio
  Class 3                                 9,808,347  9.92      12.92     133,910,023       1.29     1.10   2.30    -3.57   -2.41
SST SA Allocation Growth Portfolio
  Class 3                                 1,891,628  9.91      13.31      26,621,533       1.41     1.10   2.30    -4.10   -2.94
SST SA Allocation Moderate Growth
  Portfolio Class 3                      14,224,508  9.90      12.84     193,378,093       1.34     1.10   2.30    -3.97   -2.81
SST SA Allocation Moderate Portfolio
  Class 3                                13,221,703  9.90      12.95     181,299,733       1.28     1.10   2.30    -3.87   -2.71
SST Asset Allocation Diversified Growth
  Portfolio Class 3                          13,112  9.33      10.16         124,614       5.86     1.10   1.35    -6.74   -1.49
SST SA Mult-Managed Diversified Fixed
  Income Portfolio Class 3                    6,915  9.83       9.94          68,204       3.25     1.10   1.40    -1.91   -1.62
SST SA Mult-Managed International
  Equity Portfolio Class 3                   23,474  9.20       9.30         216,388       2.03     1.10   1.40    -4.45   -4.17
SST SA Mult-Managed Large Cap Growth
  Portfolio Class 3                           8,467 10.31      10.85          87,329       0.12     1.10   1.40     2.85    3.16
SST SA Mult-Managed Large Cap Value
  Portfolio Class 3                          11,052  9.34       9.67         104,117       0.46     1.10   1.40    -6.39   -6.11
SST SA Mult-Managed Mid Cap Growth
  Portfolio Class 3                          28,478  9.81      10.42         291,101       0.00     1.10   1.40    -1.28   -0.98
SST SA Wellington Real Return Portfolio
  Class 3                                26,378,012  9.69      10.44     291,217,509       3.72     1.10   2.30    -3.60   -2.43
SST SA Columbia Focused Growth
  Portfolio Class 3                           2,785  9.67      10.28          28,645       0.00     1.10   1.35    -3.34    2.04
SST SA Columbia Focused Value Portfolio
  Class 3                                     4,667  9.26       9.86          45,264       1.39     1.10   1.35    -7.45   -5.21
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                          23,282  9.27       9.79         221,893       0.40     1.10   1.40    -7.34   -7.06
SST SA Multi-Managed Small Cap
  Portfolio Class 3                          10,444  9.29      10.11         103,625       0.00     1.10   1.40    -7.20   -6.92
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                          25,580  9.97      11.32         279,173       0.00     1.10   1.70    -0.32    9.05
SAST Invesco VCP Value Portfolio Class 3 56,711,476  9.84      11.10     642,267,915       0.22     1.10   2.15    -4.35   -3.34
SAST SA AB Growth Portfolio Class 1       2,846,827 58.49      60.72     171,125,893       0.13     1.52   1.77     9.31    9.58
SAST SA AB Growth Portfolio Class 2         334,856 55.72      60.58      19,731,724       0.00     1.40   1.97     8.93    9.55
SAST SA AB Growth Portfolio Class 3       2,765,013 14.84      17.86     109,017,114       0.00     1.10   2.30     8.46    9.77
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                         488,367 27.37      29.08      14,107,676       0.39     1.52   1.97    -7.81   -7.40
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                      18,508,751 11.47      16.23     406,871,596       0.31     1.10   2.30    -8.21   -7.10
SAST SA American Funds Asset Allocation
  Portfolio Class 3                      13,107,481 11.30      13.57     188,847,907       1.45     1.10   2.30    -1.21   -0.02
SAST SA American Funds Global Growth
  Portfolio Class 3                      24,266,979 12.11      15.37     393,581,874       0.90     1.10   2.30     4.23    5.49
SAST SA American Funds Growth Portfolio
  Class 3                                18,339,918 12.73      15.01     291,442,744       0.91     1.10   2.30     4.12    5.37
SAST SA American Funds Growth- Income
  Portfolio Class 3                      15,356,253 12.46      14.12     227,794,009       1.01     1.10   2.30    -1.14    0.06
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3     55,204,840  9.81      11.46     647,901,024       0.00     1.10   2.15    -3.45   -2.44
SAST SA Boston Company Capital Growth
  Portfolio Class 1                         427,992 11.17      11.60       4,952,355       0.07     1.52   1.77     3.72    3.98
SAST SA Boston Company Capital Growth
  Portfolio Class 2                         128,758 10.70      11.36       1,446,720       0.00     1.52   1.97     3.36    3.83
SAST SA Boston Company Capital Growth
  Portfolio Class 3                       3,396,725 10.47      12.62      39,523,772       0.00     1.10   2.17     3.05    4.16

                                                  December 31, 2015                     For the Year Ended December 31 2015
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                       ---------- ------------------- --------------  ---------- -------------- --------------
                                                                                        Ratio
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Columbia Technology Portfolio
  Class 1                               2,643,090  3.84       3.99      10,523,043       0.00     1.52   1.77     8.15    8.42
SAST SA Columbia Technology Portfolio
  Class 2                                 840,073  3.66       3.97       3,253,073       0.00     1.40   1.97     7.78    8.39
SAST SA Columbia Technology Portfolio
  Class 3                               5,207,797 15.39      16.26      35,845,053       0.00     1.10   2.30     7.31    8.61
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     2,671,877 11.73      12.17      32,485,066       0.00     1.52   1.77    -1.96   -1.72
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                       694,357 11.23      11.92       8,217,323       0.00     1.52   1.97    -2.30   -1.86
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    17,341,840  8.32       9.59     174,034,444       0.00     1.10   2.30    -2.72   -1.55
SAST SA Dogs of Wall Street Portfolio
  Class 1                               1,064,541 21.96      22.79      24,244,413       1.88     1.52   1.77     0.28    0.53
SAST SA Dogs of Wall Street Portfolio
  Class 2                                 270,685 21.06      22.35       6,003,521       1.72     1.52   1.97    -0.07    0.38
SAST SA Dogs of Wall Street Portfolio
  Class 3                               4,416,050 12.22      17.64      87,220,540       1.71     1.10   2.30    -0.50    0.70
SAST SA Federated Corporate Bond
  Portfolio Class 1                     2,154,353 26.78      27.81      59,827,790       3.77     1.52   1.77    -2.95   -2.71
SAST SA Federated Corporate Bond
  Portfolio Class 2                       649,130 25.61      27.23      17,549,160       3.57     1.52   1.97    -3.29   -2.86
SAST SA Federated Corporate Bond
  Portfolio Class 3                    29,134,813 10.00      14.60     576,768,859       3.53     1.10   2.30    -3.71   -2.55
SAST SA Franklin Foreign Value
  Portfolio Class 2                       850,802 16.84      18.12      15,361,549       1.91     1.52   1.97    -6.64   -6.22
SAST SA Franklin Foreign Value
  Portfolio Class 3                    32,156,715  9.52       9.75     414,556,491       1.91     1.10   2.30    -7.04   -5.92
SAST SA Franklin Small Company Value
  Portfolio Class 3                    12,872,619 10.68      13.08     170,639,416       0.06     1.10   2.30    -9.78   -8.69
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     1,154,392 20.86      21.66      24,924,012       0.00     1.52   1.77    -4.58   -4.34
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                       261,329 19.97      21.19       5,495,172       0.00     1.52   1.97    -4.91   -4.48
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                    13,485,814  9.40      11.18     192,172,533       0.00     1.10   2.30    -5.32   -4.17
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                       866,277  8.90       9.24       7,991,488       0.00     1.52   1.77    -2.40   -2.16
SAST SA Invesco Growth Opportunities
  Portfolio Class 2                       335,794  8.51       9.06       3,013,929       0.00     1.52   1.97    -2.74   -2.31
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                    11,845,744 11.97      16.29     143,143,825       0.00     1.10   2.30    -3.16   -1.99
SAST SA Janus Focused Growth
  Portfolio Class 1                       706,390 17.43      18.10      12,762,757       0.00     1.52   1.77    -1.49   -1.24
SAST SA Janus Focused Growth
  Portfolio Class 2                       628,610 17.11      17.71      11,070,322       0.00     1.52   1.77    -1.64   -1.39
SAST SA Janus Focused Growth
  Portfolio Class 3                     6,263,049 12.17      15.18     103,870,368       0.00     1.10   2.30    -2.26   -1.08
SAST SA JPMorgan Balanced Portfolio
  Class 1                               1,786,855 23.01      23.88      42,403,300       1.73     1.52   1.77    -1.72   -1.48
SAST SA JPMorgan Balanced Portfolio
  Class 2                                 323,806 22.00      23.37       7,482,921       1.54     1.52   1.97    -2.07   -1.63
SAST SA JPMorgan Balanced Portfolio
  Class 3                               5,566,611 11.63      14.14      93,203,712       1.55     1.10   2.30    -2.49   -1.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     1,304,541 14.20      14.74      19,255,249       1.76     1.52   1.77   -15.78  -15.57
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                       265,542 13.58      14.43       3,802,798       1.62     1.52   1.97   -16.08  -15.70
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                    10,266,018  7.48       8.34     115,010,939       1.56     1.10   2.30   -16.44  -15.43
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     2,684,512 43.72      45.38     120,413,846       1.70     1.52   1.77    -3.89   -3.65
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                       203,079 41.66      44.36       8,925,661       1.60     1.52   1.97    -4.23   -3.80
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                     6,771,445 12.14      13.97     121,964,310       1.59     1.10   2.30    -4.64   -3.49
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     1,560,225 25.75      26.74      41,529,894       1.42     1.52   1.77    -2.96   -2.72
SAST SA JPMorgan Global Equities
  Portfolio Class 2                       159,931 24.71      26.69       4,181,865       1.23     1.40   1.97    -3.30   -2.75
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     1,934,461 11.17      11.29      31,044,338       1.20     1.10   2.30    -3.71   -2.55
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     1,502,339 27.31      28.29      42,464,226       1.17     1.52   1.77    -1.87   -1.62
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                       286,576 26.71      27.69       7,888,184       0.83     1.52   1.77    -2.02   -1.77
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                    41,821,741  9.70      12.70     674,332,861       0.90     1.10   2.30    -2.63   -1.46
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     1,702,554 19.28      20.02      33,856,155       0.00     1.52   1.77     1.18    1.43
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                       731,734 18.42      19.97      14,230,012       0.00     1.40   1.97     0.82    1.40
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                     5,678,575 13.23      18.57     109,888,680       0.00     1.10   2.30     0.39    1.60
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               6,538,560 50.07      51.98     337,319,121       0.50     1.52   1.77    -0.47   -0.22
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2                 926,420 47.77      51.85      46,791,096       0.33     1.40   1.97    -0.81   -0.25
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3              15,559,952 11.88      13.33     415,934,260       0.23     1.10   2.30    -1.24   -0.05
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       764,873  9.43       9.79       7,561,301       0.38     1.52   1.77     2.55    2.81
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                       296,156  9.05       9.61       2,823,588       0.24     1.52   1.97     2.20    2.66
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                     6,941,171 13.25      15.06      88,016,497       0.19     1.10   2.30     1.76    2.99
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1               1,305,231 35.57      36.92      47,895,981       0.83     1.52   1.77    -1.54   -1.29
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2                 254,376 34.15      36.18       9,141,033       0.66     1.52   1.97    -1.88   -1.44
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3              11,937,528 12.27      15.55     252,203,843       0.61     1.10   2.30    -2.30   -1.12
SAST SA MFS Telecom Utility Portfolio
  Class 1                                 548,711 20.73      21.52      11,798,835       4.69     1.52   1.77   -13.58  -13.36
SAST SA MFS Telecom Utility Portfolio
  Class 2                                  70,313 20.37      21.08       1,464,649       4.50     1.52   1.77   -13.71  -13.49
SAST SA MFS Telecom Utility Portfolio
  Class 3                               1,304,070 10.04      14.52      22,273,753       4.47     1.10   2.30   -14.25  -13.22
SAST SA MFS Total Return Bond
  Portfolio Class 1                     3,050,425 36.48      37.85     114,450,996       2.39     1.52   1.77    -2.21   -1.96
SAST SA MFS Total Return Bond
  Portfolio Class 2                       889,296 34.87      37.06      32,707,582       2.18     1.52   1.97    -2.55   -2.11
SAST SA MFS Total Return Bond
  Portfolio Class 3                     6,615,573 11.19      13.20     165,023,988       2.12     1.10   2.30    -2.97   -1.79
SAST SA Morgan Stanley International
  Equities Portfolio Class 1            2,312,299 13.28      13.79      31,857,235       2.08     1.52   1.77    -1.49   -1.24
SAST SA Morgan Stanley International
  Equities Portfolio Class 2              902,973 12.72      13.51      12,117,412       1.88     1.52   1.97    -1.83   -1.39
SAST SA Morgan Stanley International
  Equities Portfolio Class 3           10,118,896  9.52       9.56     125,577,521       1.80     1.10   2.30    -2.25   -1.07
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1             884,704 29.08      30.20      26,677,332       0.57     1.52   1.77     1.19    1.45
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2             155,376 27.78      29.57       4,563,032       0.40     1.52   1.97     0.84    1.29
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3           2,277,826 12.67      14.57      47,259,715       0.37     1.10   2.30     0.41    1.62
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                    47,381,022  9.68      10.54     509,246,154       0.00     1.10   2.15    -5.87   -4.88
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     1,530,919 25.21      26.14      39,987,023       5.12     1.52   1.77    -5.97   -5.74
SAST SA PineBridge High-Yield Bond
  Portfolio Class 2                       340,698 24.03      25.59       8,631,972       4.98     1.52   1.97    -6.30   -5.88

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2015                       For the Year Ended December 31 2015
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   6,475,263  9.48      11.79      107,056,210       5.19        1.10   2.30   -6.70    -5.58
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                             2,077,122 14.32      14.88       30,686,610       2.60        1.52   1.77   -3.33    -3.09
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                               378,945 13.77      14.58        5,482,966       2.41        1.52   1.97   -3.67    -3.23
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             9,819,168  8.01       9.58      126,607,772       2.32        1.10   2.30   -4.08    -2.92
SAST SA Pyramis Real Estate
  Portfolio Class 1                     847,955 32.54      33.79       28,637,392       1.73        1.52   1.77    0.04     0.29
SAST SA Pyramis Real Estate
  Portfolio Class 2                     217,424 31.14      33.09        7,131,461       1.54        1.52   1.97   -0.31     0.14
SAST SA Pyramis Real Estate
  Portfolio Class 3                  11,096,011 10.95      11.25      198,565,559       1.50        1.10   2.30   -0.74     0.46
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 740,201,876  9.50      11.29    8,639,891,481       1.05        1.10   2.30   -7.31    -6.19
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                 471,375,112  9.49      11.29    5,452,487,007       0.81        1.10   2.15   -7.43    -6.45
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                   1,149,746 19.20      19.93       22,903,971       0.00        1.52   1.77   -2.92    -2.68
SAST SA WellsCap Aggressive Growth
  Portfolio Class 2                     159,660 18.32      19.48        3,085,053       0.00        1.52   1.97   -3.26    -2.82
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                   1,678,891 11.55      11.73       24,105,178       0.00        1.10   2.30   -3.67    -2.51
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1            1,415,118 26.54      27.56       38,923,276       0.00        1.52   1.77   -0.25     0.00
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2               88,179 25.34      26.96        2,351,698       0.00        1.52   1.97   -0.60    -0.15
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3            2,639,948 14.64      16.26       61,636,248       0.00        1.15   2.30   -1.03     0.12
VALIC Company I International
  Equities Index Fund                   172,038  9.34       9.46        1,611,014       0.32        1.10   1.40   -2.38    -2.09
VALIC Company I Mid Cap Index Fund      153,265  9.59      10.22        1,535,269       0.10        1.10   1.40   -3.85    -3.57
VALIC Company I Nasdaq-100 Index
  Fund                                   84,914 10.71      11.28          935,961       0.14        1.10   1.40    7.67     8.00
VALIC Company I Small Cap Index
  Fund                                  161,506  9.34      10.34        1,601,639       0.00        1.10   1.40   -5.81    -5.52
VALIC Company I Stock Index Fund        546,045  9.97      10.45        5,647,279       0.00        1.10   1.40   -0.35    -0.05

                                                December 31, 2014                       For the Year Ended December 31 2014
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        3,134,901  22.22     22.91      71,685,041        1.42        1.52   1.77     3.55    3.81
American Funds Asset Allocation
  Fund Class 3                          572,831  68.03     69.21      39,614,090        1.48        1.30   1.40     4.00    4.10
American Funds Global Growth Fund
  Class 2                             6,938,511  30.24     31.96     220,617,184        1.10        1.52   1.97     0.32    0.77
American Funds Growth Fund Class 2   10,341,097  28.08     29.67     304,784,034        0.74        1.52   1.97     6.39    6.87
American Funds Growth Fund Class 3      758,561 269.32    273.99     207,717,875        0.95        1.30   1.40     7.08    7.19
American Funds Growth-Income Fund
  Class 2                            12,261,272  24.87     26.29     320,475,121        1.23        1.52   1.97     8.48    8.97
American Funds Growth-Income Fund
  Class 3                               941,271 192.61    195.94     184,282,551        1.31        1.30   1.40     9.17    9.28
American Funds High-Income Bond
  Fund Class 3                          168,452  93.45     95.06      16,007,664        5.52        1.30   1.40    -0.81   -0.71
American Funds Insurance Series
  Capital Income Builder Class 4            707             9.73           6,886        0.00               1.40            -2.66
American Funds International Fund
  Class 3                               658,805  57.12     58.11      38,263,106        1.39        1.30   1.40    -3.91   -3.82
American Funds U.S. Government
  AAA-Rated Securities Fund Class 3     321,306  39.60     40.29      12,937,888        1.04        1.30   1.40     3.65    3.75
American Funds Ultra-Short Bond
  Fund Class 3                          370,027  20.15     20.50       7,581,985        0.00        1.30   1.40    -1.83   -1.73
AST SA Edge Asset Allocation
  Portfolio Class 1                   2,978,668  36.02     37.27     110,944,048        2.37        1.52   1.77     5.58    5.84
AST SA Edge Asset Allocation
  Portfolio Class 2                     186,837  34.47     36.54       6,745,743        2.03        1.52   1.97     5.21    5.68
AST SA Edge Asset Allocation
  Portfolio Class 3                   1,531,013  14.40     15.83      36,335,227        2.21        1.15   2.30     4.76    5.97
AST SA Wellington Capital
  Appreciation Portfolio Class 1      3,471,675  85.86     88.93     303,798,648        0.00        1.52   1.77    13.22   13.50
AST SA Wellington Capital
  Appreciation Portfolio Class 2        582,777  83.38     88.49      50,614,579        0.00        1.40   1.97    12.83   13.47
AST SA Wellington Capital
  Appreciation Portfolio Class 3     10,550,598  20.56     22.50     447,124,602        0.00        1.15   2.30    12.34   13.64
AST SA Wellington Government and
  Quality Bond Portfolio Class 1      3,791,180  20.74     21.48      80,943,079        1.83        1.52   1.77     3.32    3.58
AST SA Wellington Government and
  Quality Bond Portfolio Class 2      1,761,628  19.90     21.05      36,871,794        1.66        1.52   1.97     2.96    3.43
AST SA Wellington Government and
  Quality Bond Portfolio Class 3     33,515,084  11.60     12.62     556,008,094        1.65        1.15   2.30     2.52    3.71
AST SA Wellington Growth Portfolio
  Class 1                             1,641,387  47.22     48.89      80,179,098        0.54        1.52   1.77     5.56    5.83
AST SA Wellington Growth Portfolio
  Class 2                               480,301  45.40     48.00      22,890,888        0.40        1.52   1.97     5.20    5.67
AST SA Wellington Growth Portfolio
  Class 3                             2,865,165  14.61     15.67     103,500,385        0.30        1.15   2.30     4.91    5.96
AST SA Wellington Natural Resources
  Portfolio Class 1                     786,603  38.17     39.53      31,068,567        1.16        1.52   1.77   -19.96  -19.76
AST SA Wellington Natural Resources
  Portfolio Class 2                     202,008  36.71     38.83       7,757,067        0.95        1.52   1.97   -20.24  -19.88
AST SA Wellington Natural Resources
  Portfolio Class 3                   4,537,357   7.72      8.62      86,960,927        0.79        1.15   2.30   -20.58  -19.66
Columbia VP Asset Allocation Fund
  Class 1                                50,356  15.56     16.09         809,820        2.52        1.52   1.77     8.12    8.39
Columbia VP Dividend Opportunity
  Fund Class 1                          138,166  15.35     15.90       2,185,966        0.00        1.52   2.02     8.15    8.42
Columbia VP Income Opportunities
  Fund Class 1                          689,685  21.83     23.40      15,886,936        0.00        1.52   2.17     1.79    2.45
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               29,229  14.51     16.25         462,634        0.00        1.52   2.02     5.27    5.79
Columbia VP Small Company Growth
  Fund Class 1                           56,831  15.82     16.39         927,272        0.00        1.52   2.02    -6.31   -6.08
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         4,543,641  11.87     12.87      56,850,080        2.79        1.15   2.30     0.51    1.67
FTVIP Franklin Income VIP Fund
  Class 2                            12,250,257  12.76     13.91     165,202,869        5.14        1.15   2.30     2.24    3.47
FTVIP Franklin Strategic Income VIP
  Fund Class 2                            1,059             9.71          10,403        0.00        0.00   1.40     0.00   -2.91
Invesco V.I. American Franchise
  Fund Series II                      1,196,992  16.83     18.41      19,893,499        0.00        1.15   2.30     5.71    6.93
Invesco V.I. Comstock Fund Series II 20,591,968  14.64     15.90     368,875,078        1.08        1.15   2.30     6.62    7.85
Invesco V.I. Growth and Income Fund
  Series II                          27,664,310  14.52     15.81     523,816,386        1.46        1.15   2.30     7.46    8.71
Ivy Funds VIP Asset Strategy Class A      1,077             9.53          10,317        0.00               1.40            -4.68
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 15,464,822  12.54     13.70     242,902,584        0.67        1.15   2.30     5.20    6.42
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                  1,116,823  20.02     20.67      23,037,053        0.41        1.52   1.77     9.57    9.85
PVC Diversified International
  Account Class 1                       153,238   7.23      7.58       1,156,814        2.22        1.40   1.80    -4.94   -4.56

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2014                       For the Year Ended December 31 2014
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
PVC Diversified International
  Account Class 2                        61,069  6.88       7.22         436,042        1.86        1.55   1.95   -5.27    -4.89
PVC Equity Income Account Class 1     1,104,948 14.80      15.62      17,102,964        2.37        1.40   1.80   10.79    11.23
PVC Equity Income Account Class 2       725,547 14.02      14.26      10,552,625        2.17        1.52   2.17   10.29    10.76
PVC Government & High Quality Bond
  Account Class 1                       363,757  8.23       8.67       3,099,798        3.68        1.40   1.80    3.20     3.62
PVC Government & High Quality Bond
  Account Class 2                       105,039  7.78       8.19         854,357        3.39        1.55   1.95    2.72     3.13
PVC Income Account Class 1              499,447 10.01      10.56       5,230,886        4.46        1.40   1.80    3.67     4.08
PVC Income Account Class 2              278,215  9.55      10.06       2,792,095        4.02        1.55   1.95    3.23     3.64
PVC LargeCap Growth Account Class 1      81,292 10.77      11.37         907,530        0.61        1.40   1.80    9.14     9.57
PVC LargeCap Growth Account Class 2      40,668 10.27      10.81         437,242        0.35        1.55   1.95    8.71     9.15
PVC Mid Cap Blend Acct Class 1          114,948 18.61      19.63       2,224,709        0.51        1.40   1.80   10.97    11.41
PVC Mid Cap Blend Acct Class 2           39,854 17.61      18.56         734,929        0.28        1.55   1.95   10.53    10.97
PVC Principal Capital Appreciation
  Account Class 1                       489,733 19.72      20.80      10,118,157        3.06        1.40   1.80   10.45    10.89
PVC Principal Capital Appreciation
  Account Class 2                        97,658 18.63      19.64       1,903,974        2.84        1.55   1.95   10.03    10.47
PVC Real Estate Securities Account
  Class 1                                20,110 28.56      30.01         601,392        1.63        1.40   1.80   30.45    30.98
PVC Real Estate Securities Account
  Class 2                                10,034 28.32      29.12         290,847        1.34        1.55   1.95   30.21    30.40
PVC SAM Balanced Portfolio Class 1    2,735,552 13.92      14.69      39,533,551        2.74        1.40   1.80    4.91     5.33
PVC SAM Balanced Portfolio Class 2    2,616,625 13.24      14.01      36,330,970        2.44        1.52   2.17    4.53     4.98
PVC SAM Conservative Balanced
  Portfolio Class 1                     376,427  9.80      10.33       3,848,231        3.00        1.40   1.80    4.32     4.74
PVC SAM Conservative Balanced
  Portfolio Class 2                     513,845  9.33      13.75       5,120,776        2.81        1.52   2.17    3.87     4.32
PVC SAM Conservative Growth
  Portfolio Class 1                   1,350,407 14.63      15.43      20,426,876        1.76        1.40   1.80    5.52     5.94
PVC SAM Conservative Growth
  Portfolio Class 2                   1,421,493 13.87      14.65      20,599,307        1.61        1.52   2.17    5.07     5.53
PVC SAM Flexible Income Portfolio
  Class 1                               672,824 11.12      11.75       7,804,004        3.62        1.40   1.80    4.14     4.55
PVC SAM Flexible Income Portfolio
  Class 2                               713,484 10.60      13.78       7,945,734        3.32        1.52   2.17    3.75     4.20
PVC SAM Strategic Growth Portfolio
  Class 1                               282,265 16.16      17.02       4,729,638        1.48        1.40   1.80    6.74     7.17
PVC SAM Strategic Growth Portfolio
  Class 2                               561,513 15.33      16.24       8,983,731        1.33        1.52   2.17    6.26     6.72
PVC Short-Term Income Account Class
  1                                     103,278  7.40       7.81         795,506        1.57        1.40   1.80   -0.09     0.31
PVC Short-Term Income Account Class
  2                                     104,957  7.05       7.42         772,195        1.38        1.55   1.95   -0.93    -0.54
SST SA Allocation Balanced
  Portfolio Class 3                  10,295,642 13.39      14.53     144,673,420        1.20        1.15   2.30    2.93     4.12
SST SA Allocation Growth Portfolio
  Class 3                             1,913,601 13.87      15.14      27,807,698        0.66        1.15   2.30    2.84     4.03
SST SA Allocation Moderate Growth
  Portfolio Class 3                  14,811,676 13.37      14.54     208,071,601        0.99        1.15   2.30    2.76     3.94
SST SA Allocation Moderate
  Portfolio Class 3                  13,572,652 13.47      14.65     191,993,264        1.11        1.15   2.30    2.86     4.05
SST SA Wellington Real Return
  Portfolio Class 3                  27,375,871 10.83      11.76     310,990,581        0.00        1.15   2.30   -0.68     0.47
SAST Invesco VCP Value Portfolio
  Class 3                            17,844,802 11.61      11.81     209,560,765        1.42        1.15   2.15    5.95     7.01
SAST SA AB Growth Portfolio Class 1   3,266,680 53.51      55.41     179,268,262        0.00        1.52   1.77   12.16    12.44
SAST SA AB Growth Portfolio Class 2     391,535 51.15      55.30      21,090,293        0.00        1.40   1.97   11.77    12.41
SAST SA AB Growth Portfolio Class 3   2,687,981 16.47      18.08     109,039,481        0.00        1.15   2.30   11.29    12.58
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                     552,250 29.68      31.40      17,239,857        0.63        1.52   1.97    6.84     7.33
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  19,506,963 17.69      19.20     471,312,873        0.58        1.15   2.30    6.39     7.62
SAST SA American Funds Asset
  Allocation Portfolio Class 3       11,116,845 13.73      14.97     161,322,873        1.03        1.15   2.30    2.69     3.88
SAST SA American Funds Global
  Growth Portfolio Class 3           27,628,071 11.48      14.74     426,715,336        0.91        1.15   2.30   -0.35    14.81
SAST SA American Funds Growth
  Portfolio Class 3                  19,407,765 14.42      15.66     294,153,090        0.60        1.15   2.30    5.73     6.95
SAST SA American Funds Growth-
  Income Portfolio Class 3           16,302,164 12.46      14.28     242,403,728        0.97        1.15   2.30    7.77    24.57
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3 21,300,859 11.87      12.14     256,821,376        0.46        1.15   2.30    0.51     1.52
SAST SA Boston Company Capital
  Growth Portfolio Class 1              473,522 10.77      11.15       5,270,606        0.09        1.52   1.77    6.69     6.95
SAST SA Boston Company Capital
  Growth Portfolio Class 2              144,114 10.35      10.94       1,560,618        0.00        1.52   1.97    6.32     6.79
SAST SA Boston Company Capital
  Growth Portfolio Class 3            3,863,112 10.16      14.82      42,903,142        0.00        1.15   2.30    6.00     7.08
SAST SA Columbia Technology
  Portfolio Class 1                   2,865,982  3.55       3.68      10,521,188        0.00        1.52   1.77   22.65    22.96
SAST SA Columbia Technology
  Portfolio Class 2                     849,096  3.40       3.66       3,037,861        0.00        1.40   1.97   22.22    22.92
SAST SA Columbia Technology
  Portfolio Class 3                   5,490,784 15.15      16.57      30,545,733        0.00        1.15   2.30   21.70    23.10
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                   3,174,252 11.96      12.39      39,219,947        0.00        1.52   1.77   -2.03    -1.79
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                     789,819 11.49      12.14       9,535,730        0.00        1.52   1.97   -2.37    -1.93
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  14,453,928  8.55       9.45     149,957,471        0.00        1.15   2.30   -2.79    -1.67
SAST SA Dogs of Wall Street
  Portfolio Class 1                   1,177,216 21.89      22.67      26,670,331        1.37        1.52   1.77    8.81     9.08
SAST SA Dogs of Wall Street
  Portfolio Class 2                     314,435 21.08      22.26       6,948,652        1.19        1.52   1.97    8.43     8.92
SAST SA Dogs of Wall Street
  Portfolio Class 3                   4,559,563 17.73      19.33      90,761,106        1.30        1.15   2.30    7.97     9.22
SAST SA Federated Corporate Bond
  Portfolio Class 1                   2,462,124 27.59      28.58      70,289,396        3.48        1.52   1.77    3.95     4.21
SAST SA Federated Corporate Bond
  Portfolio Class 2                     749,964 26.48      28.03      20,878,805        3.31        1.52   1.97    3.58     4.05
SAST SA Federated Corporate Bond
  Portfolio Class 3                  30,051,209 15.16      16.51     629,787,413        3.32        1.15   2.30    3.14     4.33
SAST SA Franklin Foreign Value
  Portfolio Class 2                   1,008,127 18.04      19.32      19,417,993        1.01        1.52   1.97   -8.69    -8.28
SAST SA Franklin Foreign Value
  Portfolio Class 3                  33,869,805 10.25      11.14     473,506,742        0.98        1.15   2.30   -9.09    -8.03
SAST SA Franklin Small Company
  Value Portfolio Class 3            13,458,183 14.50      15.75     195,803,515        0.07        1.15   2.30   -2.50    -1.37
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                   1,344,763 21.86      22.64      30,347,937        0.00        1.52   1.77   -2.09    -1.84
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                     332,059 21.00      22.18       7,315,689        0.00        1.52   1.97   -2.43    -1.99
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  13,896,825 11.80      12.84     212,608,834        0.00        1.15   2.30   -2.85    -1.72
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       950,542  9.12       9.44       8,962,471        0.00        1.52   1.77    1.91     2.16
SAST SA Invesco Growth
  Opportunities Portfolio Class 2       374,713  8.75       9.27       3,444,199        0.00        1.52   1.97    1.55     2.01
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    13,426,390 16.82      18.31     163,518,392        0.00        1.15   2.30    1.12     2.29
SAST SA Janus Focused Growth
  Portfolio Class 1                     841,411 17.69      18.33      15,378,182        0.01        1.52   1.77    9.28     9.55
SAST SA Janus Focused Growth
  Portfolio Class 2                     720,343 17.40      17.96      12,871,166        0.00        1.52   1.77    9.12     9.39
SAST SA Janus Focused Growth
  Portfolio Class 3                   6,707,363 15.53      16.94     113,285,776        0.00        1.15   2.30    8.43     9.69
SAST SA JPMorgan Balanced Portfolio
  Class 1                             1,939,220 23.41      24.24      46,621,859        1.38        1.52   1.77    9.49     9.76
SAST SA JPMorgan Balanced Portfolio
  Class 2                               375,881 22.46      23.75       8,843,955        1.22        1.52   1.97    9.11     9.60

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2014                       For the Year Ended December 31 2014
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA JPMorgan Balanced
  Portfolio Class 3                   5,591,504 14.50      15.87       95,948,227       1.18        1.15   2.30     8.64    9.89
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                   1,474,476 16.86      17.46       25,776,787       1.23        1.52   1.77    -7.54   -7.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                     297,399 16.18      17.12        5,057,165       1.07        1.52   1.97    -7.86   -7.45
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                   9,927,054  9.98      10.88      135,203,697       1.02        1.15   2.30    -8.26   -7.19
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                   3,090,161 45.49      47.10      143,804,787       1.20        1.52   1.77    12.11   12.39
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                     214,369 43.50      46.11        9,796,349       1.03        1.52   1.97    11.71   12.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   6,612,547 14.65      16.13      126,838,697       1.10        1.15   2.30    11.24   12.52
SAST SA JPMorgan Global Equities
  Portfolio Class 1                   1,782,689 26.53      27.48       48,795,554       0.68        1.52   1.77     2.37    2.62
SAST SA JPMorgan Global Equities
  Portfolio Class 2                     181,447 25.55      27.44        4,885,258       0.53        1.40   1.97     2.01    2.59
SAST SA JPMorgan Global Equities
  Portfolio Class 3                   1,979,213 11.73      12.89       33,885,187       0.48        1.15   2.30     1.57    2.74
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                   1,713,471 27.83      28.76       49,239,407       1.25        1.52   1.77     2.97    3.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                     428,245 27.26      28.19       12,017,884       1.03        1.52   1.77     2.82    3.07
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  44,583,224 13.05      14.24      746,584,821       1.04        1.15   2.30     2.17    3.35
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                   1,917,446 19.06      19.74       37,555,080       0.00        1.52   1.77     9.32    9.59
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                     848,710 18.27      19.70       16,313,282       0.00        1.40   1.97     8.93    9.56
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   6,145,552 18.49      20.08      117,640,080       0.00        1.15   2.30     8.47    9.72
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             7,539,296 50.30      52.10      389,849,011       0.61        1.52   1.77     4.87    5.13
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2             1,089,790 48.16      51.98       55,286,214       0.45        1.40   1.97     4.50    5.10
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            17,090,522 13.50      14.69      478,324,649       0.37        1.15   2.30     4.05    5.26
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     839,118  9.20       9.52        8,065,086       0.05        1.52   1.77     9.96   10.23
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                     309,675  8.85       9.36        2,879,201       0.00        1.52   1.97     9.57   10.07
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   7,120,286 14.80      16.22       85,641,538       0.00        1.15   2.30     9.10   10.36
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1   1,479,989 36.13      37.41       55,020,109       0.55        1.52   1.77     8.93    9.20
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2     304,049 34.80      36.71       11,089,581       0.40        1.52   1.97     8.55    9.04
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  12,669,126 15.92      17.36      278,476,642       0.35        1.15   2.30     8.08    9.33
SAST SA MFS Telecom Utility
  Portfolio Class 1                     666,531 23.99      24.84       16,544,715       2.76        1.52   1.77    10.52   10.79
SAST SA MFS Telecom Utility
  Portfolio Class 2                      82,979 23.61      24.37        2,001,329       2.43        1.52   1.77    10.35   10.63
SAST SA MFS Telecom Utility
  Portfolio Class 3                   1,348,617 16.94      18.55       26,948,480       2.41        1.15   2.30     9.66   10.93
SAST SA MFS Total Return Bond
  Portfolio Class 1                   3,528,804 37.30      38.61      134,958,739       2.07        1.52   1.77     6.55    6.81
SAST SA MFS Total Return Bond
  Portfolio Class 2                   1,037,331 35.78      37.86       38,998,840       1.89        1.52   1.97     6.17    6.65
SAST SA MFS Total Return Bond
  Portfolio Class 3                   7,127,285 13.61      14.82      190,416,716       1.83        1.15   2.30     5.72    6.94
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                             2,499,779 13.48      13.96       34,874,907       1.55        1.52   1.77   -10.06   -9.84
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                             1,041,448 12.96      13.70       14,184,843       1.37        1.52   1.97   -10.38   -9.97
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                            10,912,622  9.74      10.65      139,287,893       1.31        1.15   2.30   -10.76   -9.73
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1         1,016,868 28.74      29.77       30,227,192       0.39        1.52   1.77     8.50    8.78
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2           178,293 27.55      29.19        5,167,986       0.28        1.52   1.97     8.13    8.61
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         2,312,895 14.51      15.84       49,332,791       0.20        1.15   2.30     7.66    8.91
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3         17,179,189 10.18      11.20      194,628,123       0.00        1.15   2.15     1.78    3.97
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                   1,797,984 26.81      27.73       49,826,489       4.68        1.52   1.77    -0.92   -0.67
SAST SA PineBridge High-Yield Bond
  Portfolio Class 2                     400,553 25.65      27.19       10,785,971       4.81        1.52   1.97    -1.27   -0.82
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   6,996,957 12.64      13.97      128,062,205       4.54        1.15   2.30    -1.69   -0.55
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                             2,380,357 14.82      15.35       36,281,962       1.78        1.52   1.77   -11.04  -10.82
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                               440,742 14.29      15.07        6,596,215       1.64        1.52   1.97   -11.35  -10.95
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                            10,895,587  8.35       9.13      147,419,969       1.48        1.15   2.30   -11.73  -10.71
SAST SA Pyramis Real Estate
  Portfolio Class 1                     969,654 32.53      33.69       32,654,759       1.37        1.52   1.77    27.50   27.82
SAST SA Pyramis Real Estate
  Portfolio Class 2                     256,385 31.24      33.04        8,406,601       1.17        1.52   1.97    27.05   27.63
SAST SA Pyramis Real Estate
  Portfolio Class 3                  12,341,692 11.03      12.03      226,546,315       1.11        1.15   2.30    26.51   27.97
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 606,848,166 12.18      12.61    7,575,040,025       0.59        1.15   2.30     1.95    3.13
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                 353,964,056 10.15      12.20    4,390,062,545       0.46        1.15   2.30     1.46    2.09
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                   1,273,089 19.78      20.48       26,056,715       0.00        1.52   1.77    -1.21   -0.97
SAST SA WellsCap Aggressive Growth
  Portfolio Class 2                     162,108 18.94      20.05        3,224,586       0.00        1.52   1.97    -1.56   -1.12
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                   1,638,624 12.17      13.29       24,985,871       0.00        1.15   2.30    -1.98   -0.85
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1            1,622,691 26.61      27.56       44,639,162       0.00        1.52   1.77     5.70    5.97
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2              102,334 25.49      27.00        2,735,332       0.00        1.52   1.97     5.33    5.81
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3            3,052,407 14.79      16.24       71,886,692       0.00        1.15   2.30     4.88    6.10

                                                December 31, 2013                       For the Year Ended December 31 2013
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        3,557,044  21.46     22.07      78,372,329        1.45        1.52   1.77   21.53    21.83
American Funds Asset Allocation
  Fund Class 3                          639,183  65.41     66.48      42,459,364        1.52        1.30   1.40   22.09    22.21
American Funds Global Growth Fund
  Class 2                             8,115,559  30.14     31.72     256,137,760        1.19        1.52   1.97   26.67    27.24
American Funds Growth Fund Class 2   12,326,326  26.39     27.76     340,146,937        0.90        1.52   1.97   27.57    28.15
American Funds Growth Fund Class 3      845,426 251.51    255.61     215,982,019        0.98        1.30   1.40   28.40    28.52
American Funds Growth-Income Fund
  Class 2                            14,676,170  22.92     24.13     352,190,230        1.30        1.52   1.97   30.91    31.49
American Funds Growth-Income Fund
  Class 3                             1,078,621 176.43    179.30     193,255,373        1.38        1.30   1.40   31.73    31.86
American Funds High-Income Bond
  Fund Class 3                          198,461  94.21     95.74      18,994,525        6.15        1.30   1.40    5.29     5.40
American Funds International Fund
  Class 3                               763,819  59.45     60.42      46,122,250        1.37        1.30   1.40   19.98    20.10

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2013                       For the Year Ended December 31 2013
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds U.S. Government
  AAA- Rated Securities Fund Class
  3                                    371,384 38.21      38.83      14,411,049         0.64       1.30   1.40   -4.35    -4.25
American Funds Ultra-Short Bond
  Fund Class 3                         382,715 20.52      20.86       7,979,244         0.00       1.30   1.40   -1.82    -1.73
AST SA Edge Asset Allocation
  Portfolio Class 1                  3,445,475 34.12      35.22     121,313,146         2.82       1.52   1.77   15.82    16.11
AST SA Edge Asset Allocation
  Portfolio Class 2                    278,470 32.77      34.57       9,535,613         2.54       1.52   1.97   15.42    15.94
AST SA Edge Asset Allocation
  Portfolio Class 3                  1,595,233 13.74      14.94      37,030,304         2.59       1.15   2.30   14.92    16.25
AST SA Wellington Capital
  Appreciation Portfolio Class 1     3,993,983 20.52      78.35     308,056,100         0.00       1.52   1.77   33.44    33.78
AST SA Wellington Capital
  Appreciation Portfolio Class 2       702,652 73.91      77.98      53,896,333         0.00       1.40   1.97   32.98    33.74
AST SA Wellington Capital
  Appreciation Portfolio Class 3    11,227,421 18.31      19.80     454,840,165         0.00       1.15   2.30   32.41    33.94
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     4,435,744 20.07      20.73      91,347,684         2.34       1.52   1.77   -3.81    -3.56
AST SA Wellington Government and
  Quality Bond Portfolio Class 2     2,106,669 19.33      20.35      42,659,536         2.12       1.52   1.97   -4.14    -3.71
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    36,451,502 11.32      12.17     599,998,696         2.12       1.15   2.30   -4.55    -3.45
AST SA Wellington Growth Portfolio
  Class 1                            1,963,129 44.73      46.20      90,632,280         0.78       1.52   1.77   32.81    33.14
AST SA Wellington Growth Portfolio
  Class 2                              557,541 43.16      45.42      25,167,652         0.61       1.52   1.97   32.35    32.94
AST SA Wellington Growth Portfolio
  Class 3                            3,156,786 13.92      14.79     113,886,341         0.54       1.15   2.30   31.98    33.30
AST SA Wellington Natural
  Resources Portfolio Class 1          896,929 47.69      49.26      44,152,161         0.90       1.52   1.77    3.95     4.21
AST SA Wellington Natural
  Resources Portfolio Class 2          218,887 46.02      48.46      10,503,909         0.78       1.52   1.97    3.58     4.05
AST SA Wellington Natural
  Resources Portfolio Class 3        4,173,885  9.72      10.73     108,369,729         0.70       1.15   2.30    3.14     4.33
Columbia VP Asset Allocation Fund
  Class 1                               53,461 14.40      14.85         793,248         2.42       1.52   1.77   16.10    16.39
Columbia VP Dividend Opportunity
  Fund Class 1                         171,187 14.19      14.67       2,499,869         0.00       1.52   2.02   24.60    24.91
Columbia VP Income Opportunities
  Fund Class 1                         816,832 21.45      22.84      18,377,700        14.04       1.52   2.17    2.82     3.49
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1              31,993 13.78      15.36         478,365         0.12       1.52   2.02   28.96    29.27
Columbia VP Small Company Growth
  Fund Class 1                          60,171 16.89      17.45       1,045,736         0.11       1.52   2.02   38.02    38.36
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        4,268,985 11.81      12.66      52,738,368        12.11       1.15   2.30   20.97    22.36
FTVIP Franklin Income VIP Fund
  Class 2                           11,538,863 12.48      13.40     150,921,881         6.45       1.15   2.30   11.36    12.64
Invesco V.I. American Franchise
  Fund Series II                     1,384,872 15.92      17.22      21,494,962         0.23       1.15   2.30   36.62    38.20
Invesco V.I. Comstock Fund Series
  II                                22,819,996 13.73      14.75     384,187,587         1.44       1.15   2.30   32.58    34.11
Invesco V.I. Growth and Income
  Fund Series II                    31,574,780 13.52      14.54     559,065,143         1.27       1.15   2.30   30.74    32.24
Lord Abbett Fund Growth and Income
  Portfolio Class VC                17,888,768 11.92      12.87     266,894,588         0.56       1.15   2.30   32.82    34.35
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                 1,345,896 18.27      18.82      25,275,232         0.40       1.52   1.77   28.04    28.36
PVC Diversified International
  Account Class 1                      188,078  7.61       7.94       1,489,308         2.32       1.40   1.80   16.29    16.76
PVC Diversified International
  Account Class 2                       70,247  7.26       7.59         528,508         2.19       1.55   1.95   15.91    16.37
PVC Equity Income Account Class 1    1,264,344 13.36      14.04      17,612,822         2.94       1.40   1.80   25.04    25.54
PVC Equity Income Account Class 2      798,311 12.71      12.88      10,491,880         2.89       1.52   2.17   24.58    25.12
PVC Government & High Quality Bond
  Account Class 1                      403,459  7.97       8.37       3,324,472         3.95       1.40   1.80   -2.79    -2.40
PVC Government & High Quality Bond
  Account Class 2                      115,220  7.58       7.94         909,719         3.77       1.55   1.95   -3.20    -2.81
PVC Income Account Class 1             602,655  9.65      10.15       6,068,394         4.51       1.40   1.80   -1.38    -0.99
PVC Income Account Class 2             315,183  9.25       9.71       3,052,453         4.70       1.55   1.95   -1.82    -1.43
PVC LargeCap Growth Account Class 1     67,597  9.87      10.38         696,135         1.48       1.40   1.80   31.53    32.05
PVC LargeCap Growth Account Class 2     46,715  9.45       9.91         460,573         1.22       1.55   1.95   31.07    31.59
PVC Mid Cap Blend Acct Class 1         129,347 16.77      17.62       2,250,808         1.39       1.40   1.80   31.55    32.07
PVC Mid Cap Blend Acct Class 2          42,148 15.94      16.73         700,580         1.29       1.55   1.95   31.01    31.54
PVC Principal Capital Appreciation
  Account Class 1                      571,796 17.85      18.76      10,659,059         6.34       1.40   1.80   30.29    30.81
PVC Principal Capital Appreciation
  Account Class 2                      108,659 16.93      17.77       1,919,921         6.39       1.55   1.95   29.73    30.25
PVC Real Estate Securities Account
  Class 1                               24,952 21.89      22.92         569,391         1.12       1.40   1.80    2.48     2.65
PVC Real Estate Securities Account
  Class 2                               11,435 21.75      22.33         254,164         1.10       1.55   1.95    2.12     2.27
PVC SAM Balanced Portfolio Class 1   3,325,779 13.27      13.94      45,713,970         2.28       1.40   1.80   15.59    16.05
PVC SAM Balanced Portfolio Class 2   3,058,011 12.67      13.35      40,472,400         2.13       1.52   2.17   15.06    15.56
PVC SAM Conservative Balanced
  Portfolio Class 1                    487,502  9.40       9.87       4,758,976         2.79       1.40   1.80    9.54     9.98
PVC SAM Conservative Balanced
  Portfolio Class 2                    598,315  8.98      13.18       5,710,598         2.53       1.52   2.17    9.11     9.57
PVC SAM Conservative Growth
  Portfolio Class 1                  1,584,881 13.87      14.56      22,666,090         1.73       1.40   1.80   20.88    21.37
PVC SAM Conservative Growth
  Portfolio Class 2                  1,656,672 13.20      13.88      22,783,372         1.60       1.52   2.17   20.46    20.98
PVC SAM Flexible Income Portfolio
  Class 1                              780,371 10.68      11.23       8,658,858         3.32       1.40   1.80    5.83     6.26
PVC SAM Flexible Income Portfolio
  Class 2                              793,951 10.22      13.23       8,488,777         3.28       1.52   2.17    5.39     5.84
PVC SAM Strategic Growth Portfolio
  Class 1                              373,607 15.14      15.89       5,854,141         1.28       1.40   1.80   25.13    25.63
PVC SAM Strategic Growth Portfolio
  Class 2                              631,501 14.43      15.21       9,481,336         1.09       1.52   2.17   24.65    25.18
PVC Short-Term Income Account
  Class 1                              121,727  7.41       7.79         937,075         1.92       1.40   1.80   -0.66    -0.26
PVC Short-Term Income Account
  Class 2                              106,974  7.12       7.47         791,922         1.84       1.55   1.95   -0.70    -0.30
SST SA Allocation Balanced
  Portfolio Class 3                 10,386,821 13.01      13.96     140,695,502         1.78       1.15   2.30    8.95    10.20
SST SA Allocation Growth Portfolio
  Class 3                            1,837,110 13.49      14.55      25,665,233         0.88       1.15   2.30   20.88    22.27
SST SA Allocation Moderate Growth
  Portfolio Class 3                 15,103,446 13.01      13.99     204,732,449         1.37       1.15   2.30   14.64    15.96
SST SA Allocation Moderate
  Portfolio Class 3                 13,528,274 13.09      14.08     184,596,378         1.52       1.15   2.30   11.83    13.12
SST SA Wellington Real Return
  Portfolio Class 3                 26,775,156 10.90      11.70     303,828,327         0.77       1.15   2.30   -7.39    -6.32
SAST Invesco VCP Value Portfolio
  Class 3                            4,907,424 10.96      11.03      54,020,433         0.44       1.15   2.15    9.58    10.32
SAST SA AB Growth Portfolio Class 1  3,723,567 13.81      47.71     181,945,320         0.27       1.52   1.77   35.04    35.37
SAST SA AB Growth Portfolio Class 2    472,755 45.77      49.19      22,683,417         0.11       1.40   1.97   34.57    35.33
SAST SA AB Growth Portfolio Class 3  2,952,965 14.80      16.06     115,181,825         0.02       1.15   2.30   33.99    35.53
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                    700,302 27.78      29.26      20,393,339         0.35       1.52   1.97   34.91    35.52
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                 22,482,583 16.62      17.84     517,039,466         0.26       1.15   2.30   34.33    35.88
SAST SA American Funds Asset
  Allocation Portfolio Class 3      10,832,171 13.38      14.41     151,830,987         1.40       1.15   2.30   20.56    21.95
SAST SA American Funds Global
  Growth Portfolio Class 3          29,461,573 14.79      15.90     452,930,380         0.57       1.15   2.30   25.91    27.36
SAST SA American Funds Growth
  Portfolio Class 3                 20,980,181 13.64      14.64     298,538,080         0.48       1.15   2.30   26.80    28.26

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2013                       For the Year Ended December 31 2013
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA American Funds Growth-
  Income Portfolio Class 3          17,447,565 13.25      14.23     238,480,333        1.21        1.15   2.30   30.08    31.58
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class
  3                                  8,833,845 11.81      11.96     105,219,286        0.08        1.15   2.30   17.61    19.58
SAST SA Boston Company Capital
  Growth Portfolio Class 1             537,506 10.09      10.43       5,594,508        0.76        1.52   1.77   26.99    27.31
SAST SA Boston Company Capital
  Growth Portfolio Class 2             204,675  9.73      10.24       2,079,030        0.61        1.52   1.97   26.55    27.12
SAST SA Boston Company Capital
  Growth Portfolio Class 3           4,479,417  9.58      13.84      46,442,265        0.56        1.15   2.30   26.17    27.46
SAST SA Columbia Technology
  Portfolio Class 1                  3,015,476  2.89       2.99       9,002,990        0.00        1.52   1.77   23.68    23.99
SAST SA Columbia Technology
  Portfolio Class 2                    932,586  2.78       2.98       2,719,453        0.00        1.40   1.97   23.25    23.95
SAST SA Columbia Technology
  Portfolio Class 3                  5,907,349 12.45      13.46      24,372,613        0.00        1.15   2.30   22.72    24.14
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                  3,325,725 12.21       9.75      41,819,465        0.00        1.52   1.77   -2.01    -1.76
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                  1,175,932 11.77      12.38      14,481,861        0.00        1.52   1.97   -2.35    -1.91
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                 14,206,110  8.80       9.61     155,470,211        0.00        1.15   2.30   -2.77    -1.65
SAST SA Dogs of Wall Street
  Portfolio Class 1                  1,379,465 20.12      20.79      28,655,599        1.53        1.52   1.77   34.22    34.56
SAST SA Dogs of Wall Street
  Portfolio Class 2                    397,515 19.44      20.44       8,077,405        1.40        1.52   1.97   33.76    34.36
SAST SA Dogs of Wall Street
  Portfolio Class 3                  4,189,008 16.42      17.70      77,607,623        1.46        1.15   2.30   33.19    34.72
SAST SA Federated Corporate Bond
  Portfolio Class 1                  2,944,548 26.54      27.43      80,677,033        4.11        1.52   1.77   -0.38    -0.13
SAST SA Federated Corporate Bond
  Portfolio Class 2                    888,319 25.56      26.94      23,787,994        3.89        1.52   1.97   -0.72    -0.28
SAST SA Federated Corporate Bond
  Portfolio Class 3                 31,196,561 14.70      15.82     646,977,548        4.12        1.15   2.30   -1.15    -0.01
SAST SA Franklin Foreign Value
  Portfolio Class 2                  1,182,233 19.75      21.07      24,841,804        1.70        1.52   1.97   20.81    21.35
SAST SA Franklin Foreign Value
  Portfolio Class 3                 33,840,654 11.27      12.11     529,074,266        1.65        1.15   2.30   20.29    21.67
SAST SA Franklin Small Company
  Value Portfolio Class 3           14,289,780 14.87      15.97     210,934,543        0.67        1.15   2.30   31.97    33.49
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                  1,507,896 15.14      22.33      34,673,951        1.08        1.52   1.77   -5.23    -5.00
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                    387,300 21.52      22.63       8,716,751        0.89        1.52   1.97   -5.56    -5.14
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                 13,417,886 12.15      13.07     216,989,289        0.95        1.15   2.30   -5.97    -4.88
SAST SA Invesco Growth
  Opportunities Portfolio Class 1    1,238,477  8.95       9.24      11,433,943        0.00        1.52   1.77   35.38    35.72
SAST SA Invesco Growth
  Opportunities Portfolio Class 2      444,075  8.62       9.09       4,007,411        0.00        1.52   1.97   34.91    35.51
SAST SA Invesco Growth
  Opportunities Portfolio Class 3   15,734,010 16.64      17.90     183,849,459        0.00        1.15   2.30   34.33    35.88
SAST SA Janus Focused Growth
  Portfolio Class 1                  1,017,407 16.19      16.73      16,978,777        0.21        1.52   1.77   32.34    32.67
SAST SA Janus Focused Growth
  Portfolio Class 2                    901,697 15.94      16.42      14,745,650        0.05        1.52   1.77   32.14    32.47
SAST SA Janus Focused Growth
  Portfolio Class 3                  7,026,877 14.32      15.44     109,092,849        0.01        1.15   2.30   31.32    32.83
SAST SA JPMorgan Balanced
  Portfolio Class 1                  2,126,612 21.38      22.08      46,451,843        1.50        1.52   1.77   17.39    17.68
SAST SA JPMorgan Balanced
  Portfolio Class 2                    411,516 20.59      21.67       8,841,085        1.42        1.52   1.97   16.98    17.50
SAST SA JPMorgan Balanced
  Portfolio Class 3                  5,232,807 13.35      14.44      82,862,821        1.41        1.15   2.30   16.48    17.82
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                  1,714,373 18.24      18.83      32,323,411        0.53        1.52   1.77   -5.08    -4.84
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                    328,690 17.56      18.50       6,044,398        0.37        1.52   1.97   -5.41    -4.99
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                  9,977,805 10.88      11.72     150,751,361        0.33        1.15   2.30   -5.82    -4.73
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                  3,557,126 13.29      40.57     147,327,004        1.50        1.52   1.77   29.45    29.77
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                    263,050 38.94      41.09      10,731,229        1.40        1.52   1.97   29.00    29.58
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                  6,409,569 13.17      14.33     111,002,605        1.43        1.15   2.30   28.45    29.93
SAST SA JPMorgan Global Equities
  Portfolio Class 1                  2,015,137 25.92      26.78      53,809,389        0.54        1.52   1.77   23.99    24.30
SAST SA JPMorgan Global Equities
  Portfolio Class 2                    191,720 25.05      26.75       5,039,206        0.36        1.40   1.97   23.56    24.26
SAST SA JPMorgan Global Equities
  Portfolio Class 3                  1,978,581 11.55      12.55      34,910,507        0.34        1.15   2.30   23.03    24.44
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                  2,019,747 27.02      27.86      56,232,882        1.31        1.52   1.77   -5.28    -5.04
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                    542,384 26.51      27.35      14,765,227        1.13        1.52   1.77   -5.42    -5.18
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 47,226,038 12.77      13.78     790,267,631        1.22        1.15   2.30   -6.01    -4.93
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                  2,246,993 17.44      18.01      40,169,622        0.00        1.52   1.77   39.92    40.27
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                  1,015,183 16.77      17.98      17,850,590        0.00        1.40   1.97   39.43    40.23
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                  6,681,662 17.05      18.30     116,935,074        0.00        1.15   2.30   38.84    40.44
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            8,789,794 17.24      47.97     432,542,277        1.18        1.52   1.77   31.34    31.67
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2            1,307,735 46.09      49.46      63,243,583        1.02        1.40   1.97   30.88    31.63
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3           18,397,328 12.97      13.95     521,161,365        0.93        1.15   2.30   30.32    31.82
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                    843,535  8.36       8.64       7,363,497        0.34        1.52   1.77   31.62    31.95
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                    357,368  8.08       8.50       3,022,372        0.18        1.52   1.97   31.16    31.75
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                  7,376,713 13.57      14.69      78,662,929        0.12        1.15   2.30   30.60    32.11
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1  1,684,838 33.17      34.26      57,359,876        0.62        1.52   1.77   29.51    29.83
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2    355,630 32.06      33.67      11,906,751        0.47        1.52   1.97   29.06    29.64
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3 13,632,793 14.73      15.88     283,185,602        0.42        1.15   2.30   28.51    29.99
SAST SA MFS Telecom Utility
  Portfolio Class 1                    740,461 21.71      22.42      16,591,619        2.42        1.52   1.77   17.87    18.17
SAST SA MFS Telecom Utility
  Portfolio Class 2                     92,755 21.40      22.03       2,021,794        2.09        1.52   1.77   17.70    17.99
SAST SA MFS Telecom Utility
  Portfolio Class 3                  1,287,931 15.45      16.72      23,844,401        2.18        1.15   2.30   16.96    18.31
SAST SA MFS Total Return Bond
  Portfolio Class 1                  4,056,102 35.01      36.15     145,293,218        2.32        1.52   1.77   16.92    17.21
SAST SA MFS Total Return Bond
  Portfolio Class 2                  1,220,344 33.70      35.50      43,051,546        2.13        1.52   1.97   16.51    17.04
SAST SA MFS Total Return Bond
  Portfolio Class 3                  7,922,055 12.87      13.86     207,025,709        2.13        1.15   2.30   16.02    17.35
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                            2,735,184 14.99      15.48      42,330,888        2.64        1.52   1.77   18.51    18.81
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                            1,181,253 14.46      15.21      17,883,661        2.42        1.52   1.97   18.10    18.63
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                           11,544,046 10.91      11.80     165,223,822        2.40        1.15   2.30   17.59    18.95
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1        1,164,812 26.48      27.37      31,838,932        0.55        1.52   1.77   28.92    29.25
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2          205,845 25.48      26.88       5,500,018        0.43        1.52   1.97   28.48    29.05
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3        1,901,413 13.48      14.55      40,647,695        0.38        1.15   2.30   27.96    29.40
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3         4,772,124 10.77      10.85      51,642,050        1.02               1.40    7.73     8.45
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                  2,289,102 27.06      27.92      63,869,997        5.16        1.52   1.77    6.02     6.28
SAST SA PineBridge High-Yield Bond
  Portfolio Class 2                    485,256 25.98      27.41      13,195,181        5.05        1.52   1.97    5.65     6.12

                                            December 31, 2013                       For the Year Ended December 31 2013
                                ----------------------------------------------  -------------------------------------------
                                                                                                  Expense         Total
                                            Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                            -------------------      Net           Income      -------------- --------------
Sub-accounts                       Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                    ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3          8,009,377 12.86      14.04      150,844,934       4.99        1.15   2.30    5.19     6.41
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                         2,742,382 12.34      16.66       46,885,819       2.00        1.52   1.77   19.90    20.20
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                           498,168 16.12      16.93        8,378,889       1.84        1.52   1.97   19.48    20.02
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                        11,370,655  9.46      10.23      175,188,561       1.70        1.15   2.30   18.97    20.34
SAST SA Pyramis Real Estate
  Portfolio Class 1               1,084,616 25.51      26.36       28,572,706       1.15        1.52   1.77   -3.80    -3.56
SAST SA Pyramis Real Estate
  Portfolio Class 2                 332,391 24.59      25.89        8,546,099       0.97        1.52   1.97   -4.14    -3.71
SAST SA Pyramis Real Estate
  Portfolio Class 3              15,959,829  8.72       9.40      238,203,941       0.94        1.15   2.30   -4.55    -3.45
SAST SA VCP Dynamic Allocation
  Portfolio Class 3             409,285,686 11.95      12.22    4,968,981,157       0.00        1.15   2.30   14.48    15.80
SAST SA VCP Dynamic Strategy
  Portfolio Class 3             172,984,385 11.95      12.13    2,086,919,684       0.00        1.15   2.30   15.06    16.21
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1        1,637,279 20.02      20.67       33,810,009       0.00        1.52   1.77   40.44    40.79
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2          184,421 19.24      20.28        3,712,893       0.00        1.52   1.97   39.95    40.58
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3        1,562,994 12.42      13.41       25,407,830       0.00        1.15   2.30   39.35    40.96
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1        1,832,839 25.17      26.00       47,551,481       0.00        1.52   1.77   34.66    35.00
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2          116,882 24.20      25.52        2,956,092       0.00        1.52   1.97   34.20    34.80
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3        3,474,144 14.10      15.31       78,469,003       0.00        1.15   2.30   33.62    35.16

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 26, 2018, the date the financial statements were issued, and has determined that no additional items require disclosure.

American General Life
Insurance Company
Audited GAAP Financial Statements
At December 31, 2017 and 2016 and for each of the three years ended December 31, 2017

AMERICAN GENERAL LIFE INSURANCE COMPANY
TABLE OF CONTENTS

                                                                           Page
                                                                           ----
 CONSOLIDATED FINANCIAL STATEMENTS

 Report of Independent Auditors                                              2
 Consolidated Balance Sheet at December 31, 2017 and 2016                    3
 Consolidated Statements of Income for each of the years ended
   December 31, 2017, 2016 and 2015                                          4
 Consolidated Statements of Comprehensive Income (Loss) for each of the
   years ended December 31, 2017, 2016 and 2015                              5
 Consolidated Statements of Equity for each of the years ended
   December 31, 2017, 2016 and 2015                                          6
 Consolidated Statements of Cash Flows for each of the years ended
   December 31, 2017, 2016 and 2015                                          7

 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

 1.   Basis of Presentation                                                  8
 2.   Summary of Significant Accounting Policies                             9
 3.   Fair Value Measurements                                               15
 4.   Investments                                                           33
 5.   Lending Activities                                                    44
 6.   Reinsurance                                                           46
 7.   Derivatives and Hedge Accounting                                      47
 8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements      49
 9.   Variable Interest Entities                                            52
 10.  Insurance Liabilities                                                 54
 11.  Variable Life and Annuity Contracts                                   57
 12.  Debt                                                                  59
 13.  Commitments and Contingencies                                         60
 14.  Equity                                                                61
 15.  Statutory Financial Data and Restrictions                             63
 16.  Benefit Plans                                                         63
 17.  Income Taxes                                                          64
 18.  Related Party Transactions                                            68
 19.  Subsequent Events                                                     70

Report of Independent Auditors

To the Board of Directors of
American General Life Insurance Company

We have audited the accompanying consolidated financial statements of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended
December 31, 2017.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 26, 2018

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                                                                  December 31,
                                                                                                                -----------------
(in millions, except for share data)                                                                              2017     2016
------------------------------------                                                                            -------- --------
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2017 - $96,876; 2016 - $96,184)              $104,575 $100,867
          Other bond securities, at fair value                                                                     3,163    3,047
       Equity securities:
          Common and preferred stock, available for sale, at fair value (cost: 2017 - $52; 2016 - $11)                58       15
          Other common and preferred stock, at fair value                                                              3        4
       Mortgage and other loans receivable, net of allowance                                                      19,707   16,458
       Other invested assets (portion measured at fair value: 2017 - $1,294; 2016 - $1,508)                        3,620    3,498
       Short-term investments (portion measured at fair value: 2017 - $3,604; 2016 - $3,122)                       3,844    3,347
                                                                                                                -------- --------
          Total investments                                                                                      134,970  127,236
   Cash                                                                                                              160      173
   Accrued investment income                                                                                       1,059    1,051
   Amounts due from related parties                                                                                1,023    1,097
   Premiums and other receivables - net of allowance                                                                 865      789
   Reinsurance assets, net of allowance                                                                            1,701    1,572
   Deferred policy acquisition costs                                                                               6,621    6,787
   Current income tax receivable                                                                                     239       --
   Deferred income taxes                                                                                           1,183    1,610
   Other assets (including restricted cash of $46 in 2017 and $1 in 2016)                                          1,652    2,562
   Separate account assets, at fair value                                                                         49,470   44,174
                                                                                                                -------- --------
Total assets                                                                                                    $198,943 $187,051
                                                                                                                ======== ========
Liabilities:
   Future policy benefits for life and accident and health insurance contracts                                  $ 36,078 $ 33,112
   Policyholder contract deposits (portion measured at fair value: 2017 - $3,564; 2016 - $2,743)                  81,496   78,613
   Policy claims and benefits payable                                                                                688      702
   Other policyholder funds                                                                                        1,849    2,034
   Current income tax payable                                                                                         --       71
   Notes payable - to affiliates (portion measured at fair value: 2017 - $627; 2016 - $568)                        1,862    1,259
   Notes payable - to third parties                                                                                  901      220
   Amounts due to related parties                                                                                    998    1,134
   Securities lending payable                                                                                      2,457    2,142
   Other liabilities                                                                                               3,086    3,548
   Separate account liabilities                                                                                   49,470   44,174
                                                                                                                -------- --------
Total liabilities                                                                                                178,885  167,009
                                                                                                                -------- --------
Commitments and contingencies (see Note 13)

American General Life Insurance Company (AGL) shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding                                    1        1
   Common stock, $10 par value; 600,000 shares authorized, issued and outstanding                                      6        6
   Additional paid-in capital                                                                                     15,137   16,673
   Accumulated other comprehensive income                                                                          4,752    3,295
                                                                                                                -------- --------
Total AGL shareholder's equity                                                                                    19,896   19,975
Noncontrolling interests                                                                                             162       67
                                                                                                                -------- --------
Total equity                                                                                                      20,058   20,042
                                                                                                                -------- --------
Total liabilities and equity                                                                                    $198,943 $187,051
                                                                                                                ======== ========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME


                                                     Years Ended December 31,
                                                    -------------------------
  (in millions)                                       2017     2016     2015
  -------------                                     -------  -------  -------
  Revenues:
     Premiums                                       $ 3,397  $ 1,722  $ 2,628
     Policy fees                                      2,226    2,078    2,090
     Net investment income                            6,523    6,318    6,118
     Net realized capital losses:
         Total other-than-temporary
           impairments on available for sale
           securities                                   (46)    (210)    (197)
         Portion of other-than-temporary
           impairments on available for sale
           fixed maturity securities
           recognized in other comprehensive
           loss                                         (43)     (17)     (22)
                                                    -------  -------  -------
         Net other-than-temporary impairments
           on available for sale securities
           recognized in net income                     (89)    (227)    (219)
         Other realized capital (losses) gains       (1,073)    (903)     141
                                                    -------  -------  -------
     Total net realized capital losses:              (1,162)  (1,130)     (78)
         Other income                                 1,004    1,237    2,268
                                                    -------  -------  -------
  Total revenues                                     11,988   10,225   13,026
                                                    -------  -------  -------
  Benefits and expenses:
     Policyholder benefits                            6,008    4,644    5,276
     Interest credited to policyholder account
       balances                                       2,081    2,211    2,178
     Amortization of deferred policy
       acquisition costs                                375      261      787
     General operating and other expenses             1,831    2,139    3,087
     Net (gain) loss on sale of divested
       businesses                                        --     (238)      --
                                                    -------  -------  -------
  Total benefits and expenses                        10,295    9,017   11,328
                                                    -------  -------  -------
  Income before income tax expense                    1,693    1,208    1,698
  Income tax expense (benefit):
     Current                                            858    1,248      549
     Deferred                                           256     (951)    (111)
                                                    -------  -------  -------
  Income tax expense                                  1,114      297      438
                                                    -------  -------  -------
  Net income                                            579      911    1,260
  Less:
  Net income attributable to noncontrolling
    interests                                             3        1       --
                                                    -------  -------  -------
  Net income attributable to AGL                    $   576  $   910  $ 1,260
                                                    =======  =======  =======

  See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)


                                                                                                        Years Ended December 31,
                                                                                                        -----------------------
(in millions)                                                                                            2017    2016     2015

Net income                                                                                              $  579  $  911  $ 1,260
                                                                                                        ------  ------  -------
Other comprehensive income (loss), net of tax
   Change in unrealized appreciation (depreciation) of fixed maturity investments on which other-than-
     temporary credit impairments were recognized                                                          129     (34)    (225)
   Change in unrealized appreciation (depreciation) of all other investments                             2,080   1,457   (4,368)
   Adjustments to deferred policy acquisition costs, value of business acquired and deferred sales
     inducements                                                                                          (355)   (100)     442
   Change in unrealized insurance loss recognition                                                        (610)   (361)     551
   Change in foreign currency translation adjustments                                                       --      --       (2)
                                                                                                        ------  ------  -------
Other comprehensive income (loss)                                                                        1,244     962   (3,602)
                                                                                                        ------  ------  -------
Comprehensive income (loss)                                                                              1,823   1,873   (2,342)
Comprehensive income attributable to noncontrolling interests                                                3       1       --
                                                                                                        ------  ------  -------
Comprehensive income (loss) attributable to AGL                                                         $1,820  $1,872  $(2,342)
                                                                                                        ======  ======  =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY


                                                                     Accumulated
                                                Additional              Other       Total AGL      Non-
                               Preferred Common  Paid-in   Retained Comprehensive Shareholder's controlling  Total
(in millions)                    Stock   Stock   Capital   Earnings    Income        Equity      Interests   Equity
-------------                  --------- ------ ---------- -------- ------------- ------------- ----------- -------
Balance, January 1, 2015          $ 1     $ 6    $18,514   $   218     $ 5,935       $24,674       $ --     $24,674
                                  ---     ---    -------   -------     -------       -------       ----     -------
Net income attributable to
  AGL or other noncontrolling
  interests                        --      --         --     1,260          --         1,260         --       1,260
Dividends                          --      --         --      (903)         --          (903)        --        (903)
Other comprehensive loss           --      --         --        --      (3,602)       (3,602)        --      (3,602)
Capital contributions from
  Parent                           --      --         32        --          --            32         --          32
Other                              --      --         --        --          --            --         (3)         (3)
                                  ---     ---    -------   -------     -------       -------       ----     -------
Balance, December 31, 2015        $ 1     $ 6    $18,546   $   575     $ 2,333       $21,461       $ (3)    $21,458
                                  ===     ===    =======   =======     =======       =======       ====     =======
Net income attributable to
  AGL or other noncontrolling
  interests                        --      --         --       910          --           910          1         911
Dividends                          --      --         --    (1,491)         --        (1,491)        --      (1,491)
Other comprehensive income         --      --         --        --         962           962         --         962
Net increase due to
  acquisitions and
  consolidations                   --      --         --        --          --            --         65          65
Capital contributions from
  Parent                           --      --         12        --          --            12         --          12
Return of capital                  --      --     (1,885)       --          --        (1,885)        --      (1,885)
Deconsolidation of VIEs            --      --         --         6          --             6          3           9
Other                              --      --         --        --          --            --          1           1
                                  ---     ---    -------   -------     -------       -------       ----     -------
Balance, December 31, 2016        $ 1     $ 6    $16,673   $    --     $ 3,295       $19,975       $ 67     $20,042
                                  ===     ===    =======   =======     =======       =======       ====     =======
Net income attributable to
  AGL or other noncontrolling
  interests                        --      --         --       576          --           576          3         579
Dividends                          --      --         --      (363)         --          (363)        --        (363)
Other comprehensive income         --      --         --        --       1,244         1,244         --       1,244
Net increase due to
  acquisitions and
  consolidations                   --      --         --        --          --            --         87          87
Return of capital                  --      --     (1,536)       --          --        (1,536)        --      (1,536)
Deconsolidation of
  subsidiaries                     --      --         --        --          --            --         (1)         (1)
Reclassification of certain
  tax effects from AOCI            --      --         --      (213)        213            --         --          --
Other                              --      --         --        --          --            --          6           6
                                  ---     ---    -------   -------     -------       -------       ----     -------
Balance, December 31, 2017        $ 1     $ 6    $15,137   $    --     $ 4,752       $19,896       $162     $20,058
                                  ===     ===    =======   =======     =======       =======       ====     =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                Years Ended December 31,
                                                                                              ----------------------------
(in millions)                                                                                   2017      2016      2015
-------------                                                                                 --------  --------  --------
Cash flows from operating activities:
   Net income                                                                                 $    579  $    911  $  1,260
                                                                                              --------  --------  --------
   Adjustments to reconcile net income to net cash provided by operating activities:
       Interest credited to policyholder account balances                                        2,081     2,211     2,178
       Amortization of deferred policy acquisition costs                                           375       261       787
       Fees charged for policyholder contract deposits                                          (1,472)   (1,337)   (1,203)
       Net realized capital losses                                                               1,162     1,130        78
       Net (gains) on sale of divested businesses                                                   --      (238)       --
       Unrealized losses (gains) in earnings, net                                                 (281)      (41)       25
       Equity in (income) losses of partnerships and other invested assets                          19        92       (32)
       Accretion of net premium/discount on investments                                           (736)     (828)     (710)
       Capitalized interest                                                                        (94)      (71)      (59)
       Provision for deferred income taxes                                                         256      (951)     (111)
   Changes in operating assets and liabilities:
       Accrued investment income                                                                    (8)        4       (13)
       Amounts due (to) from related parties                                                       (61)     (236)       62
       Reinsurance assets                                                                         (129)       93       (49)
       Deferred policy acquisition costs                                                          (714)     (805)     (983)
       Current income tax receivable/payable                                                       361     1,201       448
       Future policy benefits and other policyholder funds                                       1,836       932     1,193
       Other, net                                                                                 (183)     (223)     (220)
                                                                                              --------  --------  --------
   Total adjustments                                                                             2,412     1,194     1,391
                                                                                              --------  --------  --------
Net cash provided by operating activities                                                        2,991     2,105     2,651
                                                                                              ========  ========  ========
Cash flows from investing activities:
   Proceeds from (payments for)
       Sales or distribution of:
          Available for sale investments                                                         7,059     8,353     7,514
          Other investments, excluding short-term investments                                     (205)    2,796     2,670
          Divested businesses, net                                                                  --       238        --
       Redemption and maturities of fixed maturity securities available for sale                 9,367     8,831     7,837
       Principal payments received on sales and maturities of mortgage and other loans
         receivable                                                                              2,567     2,892     2,094
       Redemption and maturities of other investments, excluding short-term investments            279       230       196
   Purchases of:
       Available for sale investments                                                          (16,784)  (19,834)  (17,431)
       Mortgage and other loans receivable                                                      (5,708)   (5,100)   (4,932)
       Other investments, excluding short-term investments                                        (647)     (607)   (2,442)
   Net change in restricted cash                                                                   (45)        3       392
   Net change in short-term investments                                                           (497)   (1,497)     (469)
   Other, net                                                                                     (235)   (1,075)     (179)
                                                                                              --------  --------  --------
Net cash used in investing activities                                                           (4,849)   (4,770)   (4,750)
                                                                                              ========  ========  ========
Cash flows from financing activities:
   Policyholder contract deposits                                                               11,232    10,529    10,208
   Policyholder contract withdrawals                                                           (10,742)   (7,478)   (7,112)
   Net exchanges (to) from separate accounts                                                     1,451      (870)   (1,239)
   Change in repurchase agreements                                                                (248)       18       281
   Repayment of notes payable                                                                       --      (286)     (221)
   Issuance of notes payable                                                                     1,298       603       100
   Change in securities lending payable                                                            315     1,180       962
   Change in cash overdrafts                                                                       (43)       45        --
   Dividends and return of capital paid to Parent Company, net of cash contributions            (1,418)   (1,220)     (824)
   Other, net                                                                                       --        --        (2)
                                                                                              --------  --------  --------
Net cash provided by financing activities                                                        1,845     2,521     2,153
                                                                                              ========  ========  ========
Net increase (decrease) in cash                                                                    (13)     (144)       54
Cash at beginning of year                                                                          173       317       263
                                                                                              --------  --------  --------
Cash at end of year                                                                           $    160  $    173  $    317
                                                                                              ========  ========  ========
Supplementary Disclosure of Consolidated Cash Flow Information

Cash paid during the period for:
   Interest                                                                                   $     12  $      7  $      9
   Taxes                                                                                           493        42        91
Non-cash investing/financing activities:
   Sales inducements credited to policyholder contract deposits                                      6        12        13
   Non-cash dividends                                                                              481     2,156       237
   Settlement of non-cash dividends payable                                                         --        --     1,292
   Non-cash contributions from Parent                                                               --        12        32

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

American General Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In May 2016, we sold AIG Advisor Group, our network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments. Our consolidated Statements of Income included total revenues and expenses of AIG Advisor Group of $477 million and $193 million, respectively, in 2016 and total revenues and expenses of $1.4 billion and $1.3 billion, respectively, in 2015.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights and voting interests), and variable interest entities (VIEs) of which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over the operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Out of Period Adjustments

In 2017, we recorded out of period adjustments to correct errors related to prior periods, which increased pre-tax income by $127 million, increased net income by $106 million and decreased comprehensive income by $107 million. The out of period adjustments were primarily related to insurance liabilities and deferred policy acquisition costs. We have evaluated the effect of the errors on prior years and on the respective years in which they were corrected, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to any previously issued consolidated financial statements or the current period.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset and provisional estimates associated with the enactment of the Tax Cuts and Jobs Act of 2017 (Tax Act);

..   reinsurance assets;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   estimated gross profits (EGP) to value deferred policy acquisition costs
    (DAC) for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available for sale securities and impairment on other invested assets;

..   liability for legal contingencies; and

..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

    Note 3.  Fair Value Measurements

                 .Short-term investments

    Note 4.  Investments

                 .Fixed maturity and equity securities

                 .Other invested assets

                 .Net investment income

                 .Net realized capital gains (losses)

                 .Other-than-temporary impairments

    Note 5.  Lending Activities

                 .Mortgage and other loans receivable - net of allowance

    Note 6.  Reinsurance

                 .Reinsurance assets, net of allowance

    Note 7.  Derivatives and Hedge Accounting

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


              .Derivative assets and liabilities, at fair value

Note 8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements

              .Deferred policy acquisition costs

              .Amortization of deferred policy acquisition costs

              .Deferred sales inducements

Note 9.   Variable Interest Entities

Note 10.  Insurance Liabilities

              .Future policy benefits

              .Policyholder contract deposits

              .Other policyholder funds

Note 11.  Variable Life and Annuity Contracts

Note 12.  Debt

              .Long-term debt

Note 13.  Commitments and Contingencies

              .Legal contingencies

Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in premiums in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for the cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

Other income primarily includes advisory fees and commissions from the broker dealer business and income from legal settlements.

In 2017, other income included business interruption insurance recoveries of $6 million related to the flooding and property damage that occurred at our main administrative office located in Houston, TX. In August 2017, Hurricane Harvey made a landfall in Texas and Louisiana causing widespread flooding and property damage in various southern counties within the region.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2017

Derivative Contract Novations

In March 2016, the Financial Accounting Standards Board (FASB) issued an accounting standard that clarifies that a change in the counterparty (novation) to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Contingent Put and Call Options in Debt Instruments

In March 2016, the FASB issued an accounting standard that clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The standard requires an evaluation of embedded call (put) options solely on a four-step decision sequence that requires an entity to consider whether (1) the amount paid upon settlement is adjusted based on changes in an index, (2) the amount paid upon settlement is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount and (4) the put or call option is contingently exercisable.

We adopted the standard on its required effective date of January 1, 2017. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Simplifying the Transition to the Equity Method of Accounting

In March 2016, the FASB issued an accounting standard that eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods during which the investment had been held.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Interest Held through Related Parties that are under Common Control

In October 2016, the FASB issued an accounting standard that amends the consolidation analysis for a reporting entity that is the single decision maker of a VIE. The new guidance will require the decision maker's evaluation of its interests held through related parties that are under common control on a proportionate basis (rather than in their entirety) when

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

determining whether it is the primary beneficiary of that VIE. The amendment does not change the characteristics of a primary beneficiary.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Clarifying the Definition of a Business

In January 2017, the FASB issued an accounting standard that changes the definition of a business to assist entities in evaluating when a set of transferred assets and activities is a business. The new standard will require an entity to evaluate if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar assets; if so, the set of transferred assets and activities is not a business. At a minimum, a set must include an input and a substantive process that together significantly contribute to the ability to create output.

We adopted the standard on October 1, 2017. The impact of the standard is primarily related to our investments in real estate. As a result of the adoption, we anticipate that future acquisitions of certain real estate investments will no longer meet the definition of a business and will be treated as asset acquisitions. As a result, no goodwill would be recognized from these investments and certain costs can be capitalized as part of the asset acquisitions. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations and cash flows.

Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (AOCI)

In February 2018, the FASB issued an accounting standard that allows the optional reclassification of stranded tax effects within accumulated other comprehensive income to retained earnings that arise due to the enactment of the Tax Act. We have elected to early adopt the accounting standard in our financial statements for the year ended December 31, 2017. Accordingly, we have recorded a reclassification adjustment of $213 million related to the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts at the date of enactment of the Tax Act. Consistent with Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (SAB 118), released by the Securities and Exchange Commission, these are provisional adjustments and may be revised as relevant guidance is released.

We use the security-by-security approach when releasing stranded income tax effects from AOCI for available for sale securities.

Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

We will adopt this standard on its effective date of January 1, 2018 using the modified retrospective approach. Our analysis of revenues indicates that substantially all of our revenues are from sources excluded from the scope of the standard. For those revenue sources within the scope of the standard, there are no material changes in the timing or measurement of revenues based upon the guidance. As substantially all of our revenue sources are excluded from the scope of the standard, the adoption of the standard will not have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that will require equity investments that do not follow the equity method of accounting or are not subject to consolidation to be measured at fair value with changes in fair value

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

recognized in earnings, while financial liabilities for which fair value option accounting has been elected, changes in fair value due to instrument-specific credit risk will be presented separately in other comprehensive income. The standard allows the election to record equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes with changes in the carrying value of the equity investments recorded in earnings. The standard also updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

We will adopt this standard on its effective date of January 1, 2018 using the modified retrospective approach. Based on our review substantially all of our assets and liabilities are not within the scope of the standard. The adoption of this standard will not have material effect on our reported consolidated financial condition, results of operations, cash flows or require disclosures.

Leases

In February 2016, the FASB issued an accounting standard that will require lessees with lease terms of more than 12 months to recognize a right of use asset and a corresponding lease liability on their balance sheets. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating leases or finance leases.

We plan to adopt the standard on its effective date of January 1, 2019 using a modified retrospective approach upon adoption. We are currently quantifying the expected recognition on our balance sheet for a right to use asset and a lease liability as required by the standard. We do not expect the impact of the standard to have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Financial Instruments - Credit Losses

In June 2016, the FASB issued an accounting standard that will change how entities account for credit losses for most financial assets. The standard will replace the existing incurred loss impairment model with a new "current expected credit loss model" that generally will result in earlier recognition of credit losses. The standard will apply to financial assets subject to credit losses, including loans measured at amortized cost, reinsurance receivables and certain off-balance sheet credit exposures. Additionally, the impairment for available for sale debt securities, including purchased credit deteriorated securities, are subject to the new guidance and will be measured in a similar manner, except that losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard will also require additional information to be disclosed in the footnotes.

The standard is effective on January 1, 2020, with early adoption permitted on January 1, 2019. We are continuing to develop our implementation plan to adopt the standard and are assessing the impact of the standard on our reported consolidated financial condition, results of operations, cash flows and required disclosures. While we expect an increase in our allowances for credit losses for the financial instruments within scope of the standard, given the objective of the new standard, the amount of any change will be dependent on our portfolios' composition and quality at the adoption date as well as economic conditions and forecasts at that time.

Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued an accounting standard that addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide clarity on the treatment of eight specifically defined types of cash inflows and outflows.

We will adopt this standard retrospectively on its effective date of January 1, 2018. The standard addresses presentation in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition, results of operations or required disclosures.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Intra-Entity Transfers of Assets Other than Inventory

In October 2016, the FASB issued an accounting standard that will require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to a third party.

We will adopt the standard on its effective date of January 1, 2018 using a modified retrospective approach. The adoption of this standard will not have a material impact on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Restricted Cash

In November 2016, the FASB issued an accounting standard that provides guidance on the presentation of restricted cash in the Statement of Cash Flows. Entities will be required to explain the changes during a reporting period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents in the statement of cash flows.

We will adopt the standard retrospectively on its effective date of January 1, 2018. The standard addresses presentation of restricted cash in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition, results of operations or required disclosures.

Gains and Losses from the Derecognition of Nonfinancial Assets

In February 2017, the FASB issued an accounting standard that clarifies the scope of the derecognition guidance for the sale, transfer and derecognition of nonfinancial assets to noncustomers that aligns with the new revenue recognition principles. The standard also adds new accounting for partial sales of nonfinancial assets (including in substance real estate) that requires an entity to derecognize a nonfinancial asset when it 1) ceases to have a controlling financial interest in the legal entity that holds the asset based on the consolidation model and 2) transfers control of the asset based on the revenue recognition model.

We will adopt this standard on its effective date of January 1, 2018 under the modified retrospective approach. Based on our evaluation, we do not expect the standard to have a material impact on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Improving the Presentation of Net Periodic Pension and Postretirement Benefit
Cost

In March 2017, the FASB issued an accounting standard that requires entities to report the service cost component of net periodic pension and postretirement benefit costs in the same line item as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net periodic benefit costs are required to be separately presented in the income statement. The amendments also allow only the service cost component to be eligible for capitalization when applicable.

We will adopt this standard on its effective date of January 1, 2018. The standard primarily addresses the presentation of the service cost component of net periodic benefit costs in the income statement. AIG Parent's U.S. pension plans are frozen and no longer accrue benefits, which are reflected as service costs. Therefore, the standard will have no material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Modification of Shared-Based Payment Awards

In May 2017, the FASB issued an accounting standard that provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting.

We will prospectively adopt this standard on its effective date of January 1, 2018 and do not expect the standard to have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Derivatives and Hedging

In August 2017, the FASB issued an accounting standard that improves and expands hedge accounting for both financial and commodity risks. The provisions of the amendment are intended to better align the accounting with an entity's risk management activities, enhance the transparency on how the economic results are presented in the financial statements and the footnote, and simplify the application of hedge accounting treatment.

The standard is effective on January 1, 2019, with early adoption permitted. We are evaluating the timing of adoption and are assessing the impact of the standard on our reported consolidated financial condition, results of operations, cash flows and required disclosures.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain of our financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

..   Our Own Credit Risk. Fair value measurements for certain derivative liabilities incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash flow techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

..   Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Interbank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, we believe this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments, based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market-accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Mortgage and Other Loans Receivable

We estimate the fair value of mortgage and other loans receivable that are measured at fair value by using dealer quotations, discounted cash flow analyses and/or internal valuation models. The determination of fair value considers inputs such as interest rate, maturity, the borrower's creditworthiness, collateral, subordination, guarantees, past-due status, yield curves, credit curves, prepayment rates, market pricing for comparable loans and other relevant factors.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at amortized cost, the carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk. Securities purchased under agreements to resell (reverse repurchase agreements) are generally treated as collateralized receivables. We report certain receivables arising from securities purchased under agreements to resell as Short-term investments in the Consolidated Balance Sheets. When these receivables are measured at fair value, we use market-observable interest rates to determine fair value.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives such as futures and options using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within Policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded derivatives, and related fees are classified in net realized capital gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivatives are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and our ability to adjust the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

Other Liabilities

Other liabilities measured at fair value include certain securities sold under agreements to repurchase and certain securities sold but not yet purchased. Liabilities arising from securities sold under agreements to repurchase are generally treated as collateralized borrowings. We estimate the fair value of liabilities arising under these agreements by using market-observable interest rates. This methodology considers such factors as the coupon rate, yield curves and other relevant factors. Fair values for securities sold but not yet purchased are based on current market prices.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2017                                                                             Counterparty    Cash
(in millions)                                                         Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-----------------                                                     ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities                  $   200 $   342 $    --   $    --      $  --    $    542
   Obligations of states, municipalities and political subdivisions        --   2,694   1,280        --         --       3,974
   Non-U.S. governments                                                    --   3,019      --        --         --       3,019
   Corporate debt                                                          --  70,121     600        --         --      70,721
   RMBS                                                                    --   7,744   6,916        --         --      14,660
   CMBS                                                                    --   4,091     379        --         --       4,470
   CDO/ABS                                                                 --   1,337   5,852        --         --       7,189
                                                                      ------- ------- -------   -------      -----    --------
Total bonds available for sale                                            200  89,348  15,027        --         --     104,575
                                                                      ------- ------- -------   -------      -----    --------
Other bond securities:
   Non-U.S. governments                                                    --      46      --        --         --          46
   Corporate debt                                                          --   1,527      --        --         --       1,527
   RMBS                                                                    --      64     394        --         --         458
   CMBS                                                                    --     150      10        --         --         160
   CDO/ABS                                                                 --      21     951        --         --         972
                                                                      ------- ------- -------   -------      -----    --------
Total other bond securities                                                --   1,808   1,355        --         --       3,163
                                                                      ------- ------- -------   -------      -----    --------
Equity securities available for sale:
   Common stock                                                             3      --      --        --         --           3
   Preferred stock                                                         11      --      --        --         --          11
   Mutual funds                                                            44      --      --        --         --          44
                                                                      ------- ------- -------   -------      -----    --------
Total equity securities available for sale                                 58      --      --        --         --          58
                                                                      ------- ------- -------   -------      -----    --------
Other common and preferred stock                                            3      --      --        --         --           3
Other invested assets/(b)/                                                 --      --      31        --         --          31
Short-term investments                                                    698   2,906      --        --         --       3,604
Other assets - Investment in AIG                                            6      --      --        --         --           6
Derivative assets:
   Interest rate contracts                                                 --     550      --        --         --         550
   Foreign exchange contracts                                              --     398      --        --         --         398
   Equity contracts                                                       164     894      78        --         --       1,136
   Other contracts                                                         --      --      13        --         --          13
   Counterparty netting and cash collateral                                --      --      --    (1,429)       (45)     (1,474)
                                                                      ------- ------- -------   -------      -----    --------
Total derivative assets                                                   164   1,842      91    (1,429)       (45)        623
                                                                      ------- ------- -------   -------      -----    --------
Separate account assets                                                47,530   1,940      --        --         --      49,470
                                                                      ------- ------- -------   -------      -----    --------
Total                                                                 $48,659 $97,844 $16,504   $(1,429)     $ (45)   $161,533
                                                                      ======= ======= =======   =======      =====    ========
Liabilities:
Policyholder contract deposits                                        $    -- $    84 $ 3,480   $    --      $  --    $  3,564
Notes payable - to affiliates                                              --      --     627        --         --         627
Derivative liabilities:
   Interest rate contracts                                                  2     969      --        --         --         971
   Foreign exchange contracts                                              --     448      --        --         --         448
   Equity contracts                                                         1     888      --        --         --         889
   Other contracts                                                         --      --       4        --         --           4
   Counterparty netting and cash collateral                                --      --      --    (1,429)      (627)     (2,056)
                                                                      ------- ------- -------   -------      -----    --------
Total derivative liabilities                                                3   2,305       4    (1,429)      (627)        256
                                                                      ------- ------- -------   -------      -----    --------
Total                                                                 $     3 $ 2,389 $ 4,111   $(1,429)     $(627)   $  4,447
                                                                      ======= ======= =======   =======      =====    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


December 31, 2016                                                                             Counterparty    Cash
(in millions)                                                         Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-----------------                                                     ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   335 $    --    $  --       $  --    $    335
   Obligations of states, municipalities and political subdivisions        --   2,474     995       --          --       3,469
   Non-U.S. governments                                                    --   2,619      --       --          --       2,619
   Corporate debt                                                          --  67,419     546       --          --      67,965
   RMBS                                                                    --   7,187   7,027       --          --      14,214
   CMBS                                                                    --   4,288     793       --          --       5,081
   CDO/ABS                                                                 --   2,116   5,068       --          --       7,184
                                                                      ------- ------- -------    -----       -----    --------
Total bonds available for sale                                             --  86,438  14,429       --          --     100,867
                                                                      ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                                    --      41      --       --          --          41
   Corporate debt                                                          --   1,421      --       --          --       1,421
   RMBS                                                                    --      33     324       --          --         357
   CMBS                                                                    --     164      17       --          --         181
   CDO/ABS                                                                 --      22   1,025       --          --       1,047
                                                                      ------- ------- -------    -----       -----    --------
Total other bond securities                                                --   1,681   1,366       --          --       3,047
                                                                      ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                             3      --      --       --          --           3
   Preferred stock                                                         11      --      --       --          --          11
   Mutual funds                                                             1      --      --       --          --           1
                                                                      ------- ------- -------    -----       -----    --------
Total equity securities available for sale                                 15      --      --       --          --          15
                                                                      ------- ------- -------    -----       -----    --------
Other common and preferred stock                                            4      --      --       --          --           4
Other invested assets/(b)/                                                 --      --      28       --          --          28
Short-term investments                                                    656   2,466      --       --          --       3,122
Other assets - Investment in AIG                                            7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                                 --     517      --       --          --         517
   Foreign exchange contracts                                              --     601      --       --          --         601
   Equity contracts                                                       167      41      55       --          --         263
   Other contracts                                                         --      --      14       --          --          14
   Counterparty netting and cash collateral                                --      --      --     (762)        (46)       (808)
                                                                      ------- ------- -------    -----       -----    --------
Total derivative assets                                                   167   1,159      69     (762)        (46)        587
                                                                      ------- ------- -------    -----       -----    --------
Separate account assets                                                42,152   2,022      --       --          --      44,174
                                                                      ------- ------- -------    -----       -----    --------
Total                                                                 $43,001 $93,766 $15,892    $(762)      $ (46)   $151,851
                                                                      ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                                        $    -- $    95 $ 2,648    $  --       $  --    $  2,743
Notes payable - to affiliates                                              --      --     568       --          --         568
Derivative liabilities:
   Interest rate contracts                                                 --   1,547      --       --          --       1,547
   Foreign exchange contracts                                              --     333      --       --          --         333
   Equity contracts                                                        12      --      --       --          --          12
   Other contracts                                                         --      --       5       --          --           5
   Counterparty netting and cash collateral                                --      --      --     (762)       (852)     (1,614)
                                                                      ------- ------- -------    -----       -----    --------
Total derivative liabilities                                               12   1,880       5     (762)       (852)        283
                                                                      ------- ------- -------    -----       -----    --------
Total                                                                 $    12 $ 1,975 $ 3,221    $(762)      $(852)   $  3,594
                                                                      ======= ======= =======    =====       =====    ========

(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Excludes investments that are measured at fair value using the NAV per share (or its equivalent), which totaled $1.3 billion and $1.5 billion as of December 31, 2017 and 2016, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers between Level 1 and Level 2 during 2017 and 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2017 and 2016 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Consolidated Balance Sheets at December 31, 2017 and 2016:

                                                                                                               Changes in
                                                                                                               Unrealized
                                     Net Realized                 Purchases,                                 Gains (Losses)
                                         and                        Sales,                                    Included in
                            Fair      Unrealized                  Issuances                                    Income on
                            Value   Gains (Losses)     Other         and        Gross     Gross   Fair Value  Instruments
                          Beginning  Included in   Comprehensive Settlements, Transfers Transfers   End of   Held at End of
(in millions)              of Year      Income     Income (Loss)     Net         In        Out       Year         Year
-------------             --------- -------------- ------------- ------------ --------- --------- ---------- --------------
December 31, 2017
Assets:
Bonds available for sale:
   Obligations of
     states,
     municipalities and
     political
     subdivisions          $   995      $  (1)         $118         $ 191       $ --     $   (23)  $ 1,280       $  --
   Corporate debt              546          5             8           (66)       326        (219)      600          --
   RMBS                      7,027        443           435          (977)        --         (12)    6,916          --
   CMBS                        793         66           (32)         (385)        16         (79)      379          --
   CDO/ABS                   5,068         54           109           621         --          --     5,852          --
                           -------      -----          ----         -----       ----     -------   -------       -----
Total bonds available       14,429        567           638          (616)       342        (333)   15,027          --
  for sale
                           -------      -----          ----         -----       ----     -------   -------       -----
Other bond securities:
   RMBS                        324         45            --            42         --         (17)      394          36
   CMBS                         17         --            --            --         --          (7)       10          --
   CDO/ABS                   1,025         55            --          (129)        --          --       951          36
                           -------      -----          ----         -----       ----     -------   -------       -----
Total other bond             1,366        100            --           (87)        --         (24)    1,355          72
  securities
                           -------      -----          ----         -----       ----     -------   -------       -----
Other invested assets           28          2            --             1         --          --        31           2
                           -------      -----          ----         -----       ----     -------   -------       -----
Total                      $15,823      $ 669          $638         $(702)      $342     $  (357)  $16,413       $  74
                           =======      =====          ====         =====       ====     =======   =======       =====
Liabilities:
Policyholder contract      $(2,648)     $(691)         $ --         $(141)      $ --     $    --   $(3,480)      $(431)
  deposits
Notes payable - to            (568)       (86)           --            27         --          --      (627)         --
  affiliates
Derivatives assets, net*
   Equity contracts             55         39            --           (16)        --          --        78          33
   Other contracts               9         67            --           (67)        --          --         9          65
                           -------      -----          ----         -----       ----     -------   -------       -----
Total derivatives               64        106            --           (83)        --          --        87          98
  assets, net*
                           -------      -----          ----         -----       ----     -------   -------       -----
Total                      $(3,152)     $(671)         $ --         $(197)      $ --     $    --   $(4,020)      $(333)
                           =======      =====          ====         =====       ====     =======   =======       =====

                                                                                                               Changes in
                                                                                                               Unrealized
                                     Net Realized                 Purchases,                                 Gains (Losses)
                                         and                        Sales,                                    Included in
                            Fair      Unrealized                  Issuances                                    Income on
                            Value   Gains (Losses)     Other         and        Gross     Gross   Fair Value  Instruments
                          Beginning  Included in   Comprehensive Settlements, Transfers Transfers   End of   Held at End of
(in millions)              of Year      Income     Income (Loss)     Net         In        Out       Year         Year
-------------             --------- -------------- ------------- ------------ --------- --------- ---------- --------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of
     states,
     municipalities and
     political
     subdivisions          $   993      $  (1)         $ 21         $ 101       $ --     $  (119)  $   995       $  --
   Corporate debt              733         (7)          (10)          (56)       337        (451)      546          --
   RMBS                      7,233        398            55          (662)        19         (16)    7,027          --
   CMBS                      1,194         58           (84)           (1)        14        (388)      793          --
   CDO/ABS                   4,151         96           (55)          870         11          (5)    5,068          --
                           -------      -----          ----         -----       ----     -------   -------       -----
Total bonds available
  for sale                  14,304        544           (73)          252        381        (979)   14,429          --
                           -------      -----          ----         -----       ----     -------   -------       -----
Other bond securities:
   RMBS                        727         35            --          (439)         1          --       324          (3)
   CMBS                         60         --            --            (4)         7         (46)       17          (1)
   CDO/ABS                   1,046         46            --           (67)        --          --     1,025          17
                           -------      -----          ----         -----       ----     -------   -------       -----
Total other bond
  securities                 1,833         81            --          (510)         8         (46)    1,366          13
                           -------      -----          ----         -----       ----     -------   -------       -----
Equity securities
  available for sale:           --         --            --            --         --          --        --          --
Other invested assets           30         (2)           (6)           15         --          (9)       28          (2)
                           -------      -----          ----         -----       ----     -------   -------       -----
Total                      $16,167      $ 623          $(79)        $(243)      $389     $(1,034)  $15,823       $  11
                           =======      =====          ====         =====       ====     =======   =======       =====
Liabilities:
Policyholder contract
  deposits                 $(1,995)     $(415)         $ --         $(238)      $ --     $    --   $(2,648)      $(350)
Notes payable - to
  affiliates                  (474)      (108)           --            14         --          --      (568)         --
Derivatives assets, net*
   Equity contracts             53          7            --            (5)        --          --        55          60
   Other contracts               5         71            --           (67)        --          --         9          76
                           -------      -----          ----         -----       ----     -------   -------       -----
Total derivatives
  assets, net*                  58         78            --           (72)        --          --        64         136
                           -------      -----          ----         -----       ----     -------   -------       -----
Total                      $(2,411)     $(445)         $ --         $(296)      $ --     $    --   $(3,152)      $(214)
                           =======      =====          ====         =====       ====     =======   =======       =====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                                             Net
                                                           Realized
                                                   Net     Capital
                                         Policy Investment  Gains
     (in millions)                        Fees    Income   (Losses) Total
     -------------                       ------ ---------- -------- -----
     December 31, 2017
        Bonds available for sale          $--     $ 600     $ (33)  $ 567
        Other bond securities              --       100        --     100
        Other invested assets              --         2        --       2
        Policyholder contract deposits     --        --      (691)   (691)
        Notes payable - to affiliates      --       (86)       --     (86)
        Derivative assets, net             67        --        39     106

     December 31, 2016
        Bonds available for sale          $--     $ 638     $ (94)  $ 544
        Other bond securities              --        76         5      81
        Other invested assets              --        (2)       --      (2)
        Policyholder contract deposits     --        --      (415)   (415)
        Notes payable - to affiliates      --      (108)       --    (108)
        Derivative assets, net             71        --         7      78

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                   Purchases, Sales,
                                                                                                     Issuances and
(in millions)                                                         Purchases Sales  Settlements Settlements, Net
-------------                                                         --------- -----  ----------- -----------------
December 31, 2017
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  194   $  (3)   $    --         $ 191
   Corporate debt                                                          45     (33)       (78)          (66)
   RMBS                                                                   592     (59)    (1,510)         (977)
   CMBS                                                                    19    (100)      (304)         (385)
   CDO/ABS                                                              1,709     (94)      (994)          621
                                                                       ------   -----    -------         -----
Total bonds available for sale                                          2,559    (289)    (2,886)         (616)
                                                                       ------   -----    -------         -----
Other bond securities:
   RMBS                                                                    84      --        (42)           42
   CDO/ABS                                                                  8      --       (137)         (129)
                                                                       ------   -----    -------         -----
Total other bond securities                                                92      --       (179)          (87)
                                                                       ------   -----    -------         -----
Other invested assets                                                       5      --         (4)            1
                                                                       ------   -----    -------         -----
Total assets                                                           $2,656   $(289)   $(3,069)        $(702)
                                                                       ======   =====    =======         =====
Liabilities:
Policyholder contract deposits                                         $   --   $(308)   $   167         $(141)
Notes payable - to affiliates                                              (4)     --         31            27
Derivatives liabilities, net
   Equity contracts                                                         6      --        (22)          (16)
   Other contracts                                                         --      --        (67)          (67)
                                                                       ------   -----    -------         -----
Total derivatives liabilities, net                                          6      --        (89)          (83)
                                                                       ------   -----    -------         -----
Total liabilities                                                      $    2   $(308)   $   109         $(197)
                                                                       ======   =====    =======         =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                    Purchases,
                                                                                                      Sales,
                                                                                                    Issuances
                                                                                                       and
                                                                                                   Settlements,
(in millions)                                                         Purchases Sales  Settlements     Net
-------------                                                         --------- -----  ----------- ------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  105   $  --    $    (4)     $ 101
   Corporate debt                                                          16     (24)       (48)       (56)
   RMBS                                                                   830      (9)    (1,483)      (662)
   CMBS                                                                    74     (25)       (50)        (1)
   CDO/ABS                                                              2,431    (372)    (1,189)       870
                                                                       ------   -----    -------      -----
Total bonds available for sale                                          3,456    (430)    (2,774)       252
                                                                       ------   -----    -------      -----
Other bond securities:
   RMBS                                                                   141    (472)      (108)      (439)
   CMBS                                                                    32     (34)        (2)        (4)
   CDO/ABS                                                                 19      --        (86)       (67)
                                                                       ------   -----    -------      -----
Total other bond securities                                               192    (506)      (196)      (510)
                                                                       ------   -----    -------      -----
Other invested assets                                                      15      --         --         15
                                                                       ------   -----    -------      -----
Total assets                                                           $3,663   $(936)   $(2,970)     $(243)
                                                                       ======   =====    =======      =====
Liabilities:
Policyholder contract deposits                                         $   --   $(349)   $   111      $(238)
Notes payable - to affiliates                                              --      --         14         14
Derivatives liabilities, net
   Equity contracts                                                         5      --        (10)        (5)
   Other contracts                                                        (12)     --        (55)       (67)
                                                                       ------   -----    -------      -----
Total derivatives liabilities, net                                         (7)     --        (65)       (72)
                                                                       ------   -----    -------      -----
Total liabilities                                                      $   (7)  $(349)   $    60      $(296)
                                                                       ======   =====    =======      =====

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2017 and 2016 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $23 million of net losses related to assets transferred into Level 3 in 2017 and includes $5 million of net gains related to assets transferred out of Level 3 in 2017. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excluded $68 million of net losses related to assets transferred into Level 3 in 2016 and included $73 million of net losses related to assets transferred out of Level 3 in 2016.

Transfers of Level 3 Assets

During the years ended December 31, 2017 and 2016, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, and CDO/ABS. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

During the years ended December 31, 2017 and 2016, transfers out of Level 3 assets primarily included private placement and other corporate debt, CMBS, CDO/ABS, RMBS and certain investments in municipal securities. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 for the years ended December 31, 2017 and 2016.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                     Fair Value at
                     December 31,
(in millions)            2017      Valuation Technique          Unobservable Input/(b)/         Range (Weighted Average)
-------------        ------------- -------------------- ----------------------------------      ------------------------
Assets:
Obligations of
  states,
  municipalities
  and political
  subdivisions          $1,254     Discounted cash flow                              Yield         3.57% - 4.32% (3.95%)
Corporate debt             574     Discounted cash flow                              Yield        2.68% - 10.94% (6.81%)
RMBS/(a)/                6,793     Discounted cash flow           Constant prepayment rate        4.13% - 13.82% (8.98%)
                                                                             Loss severity      44.31% - 76.55% (60.43%)
                                                                     Constant default rate         3.45% - 8.23% (5.84%)
                                                                                     Yield         2.83% - 5.36% (4.09%)
CMBS                       227     Discounted cash flow                              Yield         1.81% - 8.45% (5.13%)
CDO/ABS/(a)/             1,900     Discounted cash flow                              Yield         3.47% - 4.86% (4.16%)

Liabilities:
Embedded
  derivatives
  within
  Policyholder
  contract deposits:
   GMWB                 $1,668     Discounted cash flow                  Equity volatility              06.45% - 51.25%
                                                                           Base lapse rate              00.35% - 14.00%
                                                                        Dynamic lapse rate             30.00% - 170.00%
                                                                      Mortality multiplier/(c)/        40.00% - 153.00%
                                                                          Utilization rate             90.00% - 100.00%
                                                        Equity / interest-rate correlation              20.00% - 40.00%
   Index annuities       1,283     Discounted cash flow                         Lapse rate              00.50% - 40.00%
                                                                      Mortality multiplier/(c)/        42.00% - 162.00%
                                                                             Option budget                01.00%-04.00%
   Indexed life            505     Discounted cash flow                    Base lapse rate              02.00% - 19.00%
                                                                            Mortality rate              00.00% - 40.00%

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                     Fair Value at
                     December 31,
(in millions)            2016      Valuation Technique         Unobservable Input/(b)/        Range (Weighted Average)
-------------        ------------- -------------------- --------------------------------      ------------------------
Assets:
Obligations of
  states,
  municipalities
  and political
  subdivisions          $  770     Discounted cash flow                            Yield         3.42% - 7.22% (5.32%)
Corporate debt             323     Discounted cash flow                            Yield         3.45% - 6.22% (4.83%)
RMBS/(a)/                7,033     Discounted cash flow         Constant prepayment rate         1.52% - 9.44% (5.48%)
                                                                           Loss severity      49.23% - 81.13% (65.18%)
                                                                   Constant default rate         3.54% - 8.45% (5.99%)
                                                                                   Yield         3.46% - 6.05% (4.76%)
CMBS                        20     Discounted cash flow                            Yield         1.85% - 3.03% (2.44%)
CDO/ABS/(a)/             1,353     Discounted cash flow                            Yield         4.19% - 5.97% (5.08%)

Liabilities:
Embedded
  derivatives
  within
  Policyholder
  contract deposits:
   GMWB                 $1,496     Discounted cash flow                Equity volatility              13.00% - 50.00%
                                                                         Base lapse rate               0.50% - 20.00%
                                                                      Dynamic lapse rate             30.00% - 170.00%
                                                                    Mortality multiplier/(d)/        42.00% - 161.00%
                                                                        Utilization rate                      100.00%
                                                        Equity/interest-rate correlation              20.00% - 40.00%
   Index annuities         760     Discounted cash flow                       Lapse rate               1.00% - 40.00%
                                                                    Mortality multiplier/(d)/       101.00% - 103.00%
                                                                           Option budget                1.00% - 4.00%
   Indexed life            374     Discounted cash flow                  Base lapse rate                2.00% -19.00%
                                                                          Mortality rate               0.00% - 40.00%

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us, because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table.

The ranges of reported inputs for Obligations of states, municipalities and political subdivisions, Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR) and yield.
A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within Policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and interest crediting rates based on market indices within index annuities, indexed life and guaranteed investment contracts (GICs). For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

..   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may be either a decrease or an increase, depending on the relative changes in projected rider fees and projected benefit payments.

..   Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value, as estimated by the Company, is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts.

..   Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

..   Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.

..   Option budget estimates the expected long-term cost of options used to hedge exposures associated with equity price changes. The level of option budgets determines future costs of the options, which impacts the growth in account value and the valuation of embedded derivatives.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share to measure fair value.

                                                                          December 31, 2017           December 31, 2016
                                                                     --------------------------- ---------------------------
                                                                       Fair Value                  Fair Value
                                                                        Using Net                   Using Net
                                                                       Asset Value                 Asset Value
                                                                      Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                    Investment Category Includes        its equivalent) Commitments its equivalent) Commitments
-------------               ---------------------------------------  --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments made as
                            part of a transaction in which assets
                            of mature companies are acquired from
                            the current shareholders, typically
                            with the use of financial leverage           $  246         $ 99         $  325         $123

   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions, including
                            power plants and other energy
                            generating facilities                            34           15             55           20

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a return
                            through an eventual realization event,
                            such as an initial public offering or
                            sale of the company                              28           42             31            3

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                       5           17             10           17

   Other                    Includes multi-strategy, mezzanine, and
                            other strategies                                 55           37             29           25
                                                                         ------         ----         ------         ----
Total private equity funds                                                  368          210            450          188
                                                                         ------         ----         ------         ----
Hedge funds:
   Event-driven             Securities of companies undergoing
                            material structural changes, including
                            mergers, acquisitions and other
                            reorganizations                                 250           --            338            8

   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk            375           --            458           --

   Macro                    Investments that take long and short
                            positions in financial instruments
                            based on a top-down view of certain
                            economic and capital market conditions           66           --             30           --

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection or
                            troubled                                        114            8            127            8

   Other                    Includes investments held in funds that
                            are less liquid, as well as other
                            strategies which allow for broader
                            allocation between public and private
                            investments                                      90            2             77           13
                                                                         ------         ----         ------         ----
Total hedge funds                                                           895           10          1,030           29
                                                                         ------         ----         ------         ----
Total                                                                    $1,263         $220         $1,480         $217
                                                                         ======         ====         ======         ====

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above, which are carried at fair value, are generally redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments have partial contractual redemption restrictions. These partial redemption restrictions are generally related to one or more investments held in the hedge funds that the fund manager deemed to be illiquid. The majority of these contractual restrictions, which may have been put in place at the fund's inception or thereafter, have pre-defined end dates. The majority of these restrictions are generally expected to be lifted by the end of 2018.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                     2017
------------                                                                     ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                            65%
   Between four and six years                                                      8
   Between seven and 10 years                                                     27
                                                                                 ---
       Total                                                                     100%
                                                                                 ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                        25%
   Quarterly                                                                      45
   Semi-annually                                                                  18
   Annually                                                                       12
                                                                                 ---
       Total                                                                     100%
                                                                                 ===
Percentage of hedge fund investments' fair value subject to contractual partial
  restrictions                                                                    52%
                                                                                 ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be carried at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for additional information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information on securities and other invested assets for which we have elected the fair value option.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates. Refer to Note 9 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                           December 31, 2017                 December 31, 2016
                                   --------------------------------  --------------------------------
                                              Outstanding                       Outstanding
                                               Principal                         Principal
(in millions)                      Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                      ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to affiliates      $627      $1,112      $(485)      $568       $926       $(358)

We assumed GIC liabilities, which are reported in policyholder contract deposits on the Consolidated Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 18 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

                                                    Gain (Loss)
             Years Ended December 31,            -----------------
             (in millions)                       2017   2016  2015
             -------------                       ----  -----  ----
             Assets:
                Bond and equity securities       $326  $ 232  $(19)
                Alternative investments/(a)/      133     18    29
             Liabilities:
                Policyholder contract deposits     (1)    (1)   (1)
                Notes payable - to affiliates     (98)  (122)    5
                                                 ----  -----  ----
             Total gain                          $360  $ 127  $ 14
                                                 ====  =====  ====

(a)Includes certain hedge funds, private equity funds and other investment partnerships.

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other investments for the year ended December 31, 2017 primarily relate to commercial mortgage loans, the fair values of which are determined based on independent broker quotations or valuation models using unobservable inputs, as well as the estimated fair value of the underlying collateral or the present value of the expected future cash flows. Impairments for other investments for the year ended December 31, 2016 primarily related to real estate investments acquired in foreclosure. Impairments for other investments for the year ended December 31, 2015 primarily related to certain investments in affordable housing partnerships, the fair values of which were determined based on remaining tax credits and other residual benefits due from the respective partnerships. Residual benefits included consideration of the fair value of underlying real estate properties, which was determined based on market-appropriate capitalization rates applied to net operating income of the properties.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                 Assets at Fair Value      Impairment Charges
                             ----------------------------- ------------------
                                  Non-Recurring Basis       December 31,
                             ----------------------------- ------------------
      (in millions)          Level 1 Level 2 Level 3 Total 2017   2016  2015
      -------------          ------- ------- ------- ----- ----   ----  ----
      December 31, 2017
         Other investments     $--     $--     $--    $--  $15     $2   $10

      December 31, 2016
         Other investments     $--     $--     $ 5    $ 5

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Mortgage and other loans receivable: Fair values of loans on commercial real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally determined based on market prices, using market based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   Other invested assets: that are not measured at fair value represent our investments in Federal Home Loan Bank common stock. These investments are carried at amortized cost, which approximates fair value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                 Estimated Fair Value
                                            ------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3  Total   Value
-------------                               ------- ------- ------- ------- --------
December 31, 2017
Assets:
   Mortgage and other loans receivable       $ --    $ 44   $20,101 $20,145 $19,707
   Other invested assets                       --      38        --      38      38
   Short-term investments                      --     240        --     240     240
   Cash                                       160      --        --     160     160
Liabilities:
   Policyholder contract deposits/(a)/         --     387    63,690  64,077  62,367
   Note payable - to affiliates, net/(b)/      --      --     1,234   1,234   1,235
   Note payable - to third parties, net        --      --       899     899     901

December 31, 2016
Assets:
   Mortgage and other loans receivable       $ --    $ 59   $16,718 $16,777 $16,458
   Other invested assets                       --      31        --      31      31
   Short-term investments                      --     225        --     225     225
   Cash                                       173      --        --     173     173
Liabilities:
   Policyholder contract deposits/(a)/         --     382    63,895  64,277  61,160
   Note payable - to affiliates, net/(b)/      --      --       691     691     691
   Note payable - to third parties, net        --      --       219     219     220

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2017 or 2016.

Fixed maturity and equity securities classified as available for sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS and CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on an effective level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Securities Measured at Fair Value

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2017
Bonds available for sale:
   U.S. government and government sponsored entities                   $   492    $   50    $    --    $    542     $ --
   Obligations of states, municipalities and political subdivisions      3,538       443         (7)      3,974       --
   Non-U.S. governments                                                  2,873       185        (39)      3,019       --
   Corporate debt                                                       65,337     5,761       (377)     70,721       11
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,290     1,458        (88)     14,660      773
       CMBS                                                              4,311       193        (34)      4,470       35
       CDO/ABS                                                           7,035       180        (26)      7,189        7
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               24,636     1,831       (148)     26,319      815
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,876     8,270       (571)    104,575      826
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              2         1         --           3       --
   Preferred stock                                                           8         3         --          11       --
   Mutual Funds                                                             42         2         --          44       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  52         6         --          58       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (6)          6       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,937    $8,279    $  (577)   $104,639     $826
                                                                       =======    ======    =======    ========     ====
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                   $   291    $   45    $    (1)   $    335     $ --
   Obligations of states, municipalities and political subdivisions      3,275       245        (51)      3,469       --
   Non-U.S. governments                                                  2,626       107       (114)      2,619       --
   Corporate debt                                                       64,649     4,294       (978)     67,965        1
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,310     1,093       (189)     14,214      540
       CMBS                                                              4,886       239        (44)      5,081       87
       CDO/ABS                                                           7,147       127        (90)      7,184       10
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               25,343     1,459       (323)     26,479      637
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,184     6,150     (1,467)    100,867      638
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              1         2         --           3       --
   Preferred stock                                                           8         3         --          11       --
   Mutual Funds                                                              2        --         --           2       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  11         5         --          16       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (5)          7       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,204    $6,158    $(1,472)   $100,890     $638
                                                                       =======    ======    =======    ========     ====

(a)Represents the amount of other-than-temporary impairments recognized in Accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2017 and 2016, bonds available for sale held by us that were below investment grade or not rated totaled $13.4 billion and $14.5 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                          Less than 12 Months    12 Months or More           Total
                                         --------------------- --------------------- ---------------------
                                                      Gross                 Gross                 Gross
                                                    Unrealized            Unrealized            Unrealized
(in millions)                            Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                            ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2017
Bonds available for sale:
   U.S. government and government
     sponsored entities                   $    51      $ --      $    2      $ --     $    53     $   --
   Obligations of states,
     municipalities and political
     subdivisions                              88         1         113         6         201          7
   Non-U.S. governments                       448        21         189        18         637         39
   Corporate debt                           6,009       195       3,387       182       9,396        377
   RMBS                                     1,920        43       1,091        45       3,011         88
   CMBS                                       915        21         232        13       1,147         34
   CDO/ABS                                    653        10         364        16       1,017         26
                                          -------      ----      ------      ----     -------     ------
Total bonds available for sale             10,084       291       5,378       280      15,462        571
                                          -------      ----      ------      ----     -------     ------
Equity securities available for sale:
   Common stock                                 1        --          --        --           1         --
                                          -------      ----      ------      ----     -------     ------
Total equity securities available for
  sale                                          1        --          --        --           1         --
                                          -------      ----      ------      ----     -------     ------
Other assets - Investment in AIG               --        --           2         6           2          6
                                          -------      ----      ------      ----     -------     ------
Total                                     $10,085      $291      $5,380      $286     $15,465     $  577
                                          =======      ====      ======      ====     =======     ======
December 31, 2016
Bonds available for sale:
   U.S. government and government
     sponsored entities                   $    10      $  1      $   --      $ --     $    10     $    1
   Obligations of states,
     municipalities and political
     subdivisions                             914        45          26         6         940         51
   Non-U.S. governments                     1,114        55         256        59       1,370        114
   Corporate debt                          13,995       593       3,285       385      17,280        978
   RMBS                                     2,575        85       1,712       104       4,287        189
   CMBS                                       964        35         135         9       1,099         44
   CDO/ABS                                  2,044        44         733        46       2,777         90
                                          -------      ----      ------      ----     -------     ------
Total bonds available for sale             21,616       858       6,147       609      27,763      1,467
                                          -------      ----      ------      ----     -------     ------
   Common stock                                 1        --          --        --           1         --
                                          -------      ----      ------      ----     -------     ------
Total equity securities available for
  sale                                          1        --          --        --           1         --
                                          -------      ----      ------      ----     -------     ------
Other assets - Investment in AIG               --        --           3         5           3          5
                                          -------      ----      ------      ----     -------     ------
Total                                     $21,617      $858      $6,150      $614     $27,767     $1,472
                                          =======      ====      ======      ====     =======     ======

At December 31, 2017, we held 1,967 and 7 individual fixed maturity and equity securities, respectively, that were in an unrealized loss position, of which 658 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2017 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                                                     Fixed Maturity
                                                                                  Securities in a Loss
                                                    Total Fixed Maturity                Position
                                                  Securities Available for Sale    Available for Sale
                                                  ----------------------------- -------------------------
(in millions)                                     Amortized Cost   Fair Value   Amortized Cost Fair Value
-------------                                     --------------   ----------   -------------- ----------
December 31, 2017
Due in one year or less                              $ 2,069        $  2,100       $    85      $    84
Due after one year through five years                 14,853          15,552         1,413        1,363
Due after five years through ten years                16,819          17,459         3,868        3,724
Due after ten years                                   38,499          43,145         5,344        5,116
Mortgage-backed, asset-backed and collateralized      24,636          26,319         5,323        5,175
                                                     -------        --------       -------      -------
Total                                                $96,876        $104,575       $16,033      $15,462
                                                     =======        ========       =======      =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2017              2016              2015
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $357     $88      $321     $433     $205     $206
Equity securities               2       1         2       --        2        1
                             ----     ---      ----     ----     ----     ----
Total                        $359     $89      $323     $433     $207     $207
                             ====     ===      ====     ====     ====     ====

In 2017, 2016, and 2015, the aggregate fair value of available for sale securities sold was $7.7 billion, $9.4 billion and $16.7 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value based on our election of the fair value option:

                                                        December 31, 2017           December 31, 2016
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                 $   46           1%         $   41           1%
Corporate debt                                        1,527          48           1,421          47
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 458          14             357          12
   CMBS                                                 160           6             181           6
   CDO/ABS                                              972          31           1,047          34
                                                     ------         ---          ------         ---
Total other bond securities                           3,163         100           3,047         100
                                                     ------         ---          ------         ---
Other equity securities                                   3          --               4          --
                                                     ------         ---          ------         ---
Total                                                $3,166         100%         $3,051         100%
                                                     ======         ===          ======         ===

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other Invested Assets

The following table summarizes the carrying amounts of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2017   2016
           -------------                               ------ ------
           Alternative investments/(a) (b)/            $2,612 $3,021
           Investment real estate/(c)/                    934    414
           Federal Home Loan Bank (FHLB) common stock      38     31
           All other investments                           36     32
                                                       ------ ------
           Total                                       $3,620 $3,498
                                                       ====== ======

(a)At December 31, 2017, includes hedge funds of $1.1 billion, private equity funds of $1.2 billion, and affordable housing partnerships of $245 million. At December 31, 2016, includes hedge funds of $1.5 billion, private equity funds of $1.3 billion, and affordable housing partnerships of $251 million.
(b)Approximately 74 percent of our hedge fund portfolio is available for redemption in 2018, an additional 26 percent will be available between 2019 and 2022.
(c)Net of accumulated depreciation of $147 million and $169 million in 2017 and 2016, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which our insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $9 million and $8 million at December 31, 2017 and 2016, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                                Years ended December 31,
                                               -------------------------
      (in millions)                             2017     2016     2015
      -------------                            ------  -------  --------
      Operating results:
         Total revenues                        $3,298  $ 2,533  $  7,323
         Total expenses                          (985)  (1,575)   (1,427)
                                               ------  -------  --------
      Net income                               $2,313  $   958  $  5,896
                                               ------  -------  --------

                                                          December 31,
                                                       -----------------
      (in millions)                                      2017     2016
      -------------                                    -------  --------
      Balance sheet:
         Total assets                                  $27,562  $ 68,435
         Total liabilities                              (4,574)  (13,254)

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2017 and 2016:

                                             2017                2016
                                      ------------------- -------------------
                                      Carrying Ownership  Carrying Ownership
   (in millions, except percentages)   Value   Percentage  Value   Percentage
   ---------------------------------  -------- ---------- -------- ----------
   Equity method investments           $1,966   Various    $2,341   Various

Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at our respective balance sheet dates, and is included for the periods in which we held an equity method ownership interest.

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are a member of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Net Investment Income

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts with changes in the timing and the amount of expected principal and interest cash flows reflected in yield, as applicable.

..   Dividend income from common and preferred stock.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from alternative investments.

..   Interest income on mortgage, policy and other loans.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the components of net investment income:

                                                                                Years Ended December 31,
                                                                                -----------------------
(in millions)                                                                    2017    2016    2015
-------------                                                                   ------  ------  ------
Available for sale fixed maturity securities, including short-term investments  $5,118  $5,319  $5,173
Other fixed maturity securities                                                    326     232     (19)
Equity securities                                                                    4       2       2
Interest on mortgage and other loans                                               904     746     706
Real estate                                                                         10       1      57
Alternative investments*                                                           366     213     426
Other investments                                                                   10       8      (1)
                                                                                ------  ------  ------
Total investment income                                                          6,738   6,521   6,344
Investment expenses                                                                215     203     226
                                                                                ------  ------  ------
Net investment income                                                           $6,523  $6,318  $6,118
                                                                                ======  ======  ======

* Includes income from hedge funds, private equity funds and affordable housing partnerships. Hedge funds for which we elected the fair value option are recorded as of the balance sheet date. Other hedge funds are generally reported on a one-month lag, while private equity funds are generally reported on a one-quarter lag.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales or full redemptions of available for sale fixed maturity securities, available for sale equity securities, real estate and other alternative investments.

..   Reductions to the amortized cost basis of available for sale fixed maturity securities, available for sale equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                              Years Ended December 31,
                                              -----------------------
          (in millions)                         2017     2016    2015
          -------------                       -------  -------  -----
          Sales of fixed maturity securities  $   269  $  (112) $  (1)
          Sales of equity securities                1        2      1
          Mortgage and other loans                (53)     (21)   (50)
          Investment real estate                    1       51     (2)
          Alternative investments                  49      144     90
          Derivatives                          (1,504)    (894)   170
          Other                                   172      (40)   (37)
          Other-than-temporary impairments        (97)    (260)  (249)
                                              -------  -------  -----
          Net realized capital losses         $(1,162) $(1,130) $ (78)
                                              =======  =======  =====

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ----------------------
(in millions)                                                                        2017     2016    2015
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $1,017   $1,092  $1,324
   Increases due to:
       Credit impairments on new securities subject to impairment losses                70      120      71
       Additional credit impairments on previously impaired securities                  12       83      32
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (94)     (36)   (114)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                                --       --       1
       Accretion on securities previously impaired due to credit*                     (237)    (242)   (221)
                                                                                    ------   ------  ------
Balance, end of year                                                                $  768   $1,017  $1,093
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Equity Securities

We evaluate our available for sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

..   We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over 12 months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more) discount to cost, in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into Net investment income over their remaining lives on an effective yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following tables present information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $14,975
     Cash flows expected to be collected*                         12,366
     Recorded investment in acquired securities                    8,407

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2017   2016
                  -------------                  ------ ------
                  Outstanding principal balance  $6,462 $6,936
                  Amortized cost                  4,614  4,952
                  Fair value                      5,348  5,306

The following table presents activity for the accretable yield on PCI securities:

                                                                                 Years Ended
                                                                                December 31,
                                                                               --------------
(in millions)                                                                   2017    2016
-------------                                                                  ------  ------
Balance, beginning of year                                                     $3,032  $2,787
   Newly purchased PCI securities                                                 125     288
   Disposals                                                                      (14)    (41)
   Accretion                                                                     (325)   (348)
   Effect of changes in interest rate indices                                     (13)      6
   Net reclassification from non-accretable difference, including effects of
     prepayments                                                                  261     340
                                                                               ------  ------
Balance, end of year                                                           $3,066  $3,032
                                                                               ======  ======

Pledged Investments

Secured Financing and Similar Arrangements

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase and securities lending agreements:

                                                        December 31,
                                                        -------------
          (in millions)                                  2017   2016
          -------------                                 ------ ------
          Fixed maturity securities available for sale  $2,369 $2,083
          Other bond securities, at fair value           1,214  1,462

At both December 31, 2017 and 2016, amounts borrowed under repurchases and securities lending agreements totaled $3.6 billion.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities pledged under our repurchase and securities lending agreements by collateral type and by remaining contractual maturity:

                                                Remaining Contractual
                                              Maturity of the Agreements
                                        --------------------------------------
                                        Overnight  Up to        Greater
                                           and      30   31-90   Than
  (in millions)                         Continuous days  days   90 days Total
  -------------                         ---------- ----- ------ ------- ------
  December 31, 2017
  Repurchase agreements:
     Bonds available for sale:
         Non U.S. government               $--     $  3  $   14  $ --   $   17
         Corporate debt                     --       13      29    --       42
     Other bond securities:
         Corporate debt                     --      343     794    --    1,137
                                           ---     ----  ------  ----   ------
  Total repurchase agreements               --      359     837    --    1,196
                                           ---     ----  ------  ----   ------
  Securities lending agreements:
     Bonds available for sale:
         Non-U.S. government                --       --      18    --       18
         Corporate debt                     --      471   1,821    --    2,292
     Other bond securities:
         Non-U.S. government                --       --      21    --       21
         Corporate debt                     --       --      56    --       56
                                           ---     ----  ------  ----   ------
  Total securities lending agreements       --      471   1,916    --    2,387
                                           ---     ----  ------  ----   ------
  Total secured financing transactions     $--     $830  $2,753  $ --   $3,583
                                           ===     ====  ======  ====   ======
  December 31, 2016
  Repurchase agreements:
     Other bond securities:
         Non-U.S. government               $--     $ --  $   --  $ 41   $   41
         Corporate debt                     --       95     657   669    1,421
                                           ---     ----  ------  ----   ------
  Total repurchase agreements               --       95     657   710    1,462
                                           ---     ----  ------  ----   ------
  Securities lending agreements:
     Bonds available for sale:
         Non-U.S. government                --       --      34    --       34
         Corporate debt                     --      725   1,268    --    1,993
         CMBS                               --       --      56    --       56
                                           ---     ----  ------  ----   ------
  Total securities lending agreements       --      725   1,358    --    2,083
                                           ---     ----  ------  ----   ------
  Total secured financing transactions     $--     $820  $2,015  $710   $3,545
                                           ===     ====  ======  ====   ======

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $149 million and $143 million at December 31, 2017 and 2016, respectively.

Other Pledges

We are a member of the FHLB of Dallas and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $38 million and $31 million of common stock in the FHLB at December 31, 2017 and 2016, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities available for sale and residential loans with a fair value of $1.0 billion and $113 million, respectively, at December 31, 2017, and securities available for sale with a fair value of $1.4 billion at December 31, 2016, to provide adequate collateral for potential advances from the FHLB.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                         ----------------
     (in millions)                                         2017     2016
     -------------                                       -------  -------
     Commercial mortgages*                               $15,517  $12,812
     Residential mortgages                                 2,455    1,520
     Life insurance policy loans                           1,353    1,382
     Commercial loans, other loans and notes receivable      581      906
                                                         -------  -------
     Total mortgage and other loans receivable            19,906   16,620
     Allowance for losses                                   (199)    (162)
                                                         -------  -------
     Mortgage and other loans receivable, net            $19,707  $16,458
                                                         =======  =======

* Commercial mortgages primarily represent loans for office, apartments and retail properties, with exposures in New York and California representing the largest geographic concentrations (22 percent and 10 percent, respectively, at December 31, 2017 and 24 percent and 14 percent, respectively, at December 31, 2016).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality performance indicators for commercial mortgages:

                           Number                            Class                              Percent
                             of   ------------------------------------------------------------    of
(dollars in millions)      Loans  Apartments Offices Retail Industrial Hotel  Others Total/(c)/ Total $
---------------------      ------ ---------- ------- ------ ---------- ------ ------ ---------  -------
December 31, 2017
Credit Quality Indicator:
   In good standing         508     $3,946   $4,882  $2,708   $1,180   $1,474 $1,228  $15,418      99%
   Restructured/(a)/          2         --       80      19       --       --     --       99       1
                            ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                  510     $3,946   $4,962  $2,727   $1,180   $1,474 $1,228  $15,517     100%
                            ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                $   36   $   52  $   21   $    4   $   10 $   13  $   136       1%
                            ===     ======   ======  ======   ======   ====== ======  =======     ===
December 31, 2016
Credit Quality Indicator:
   In good standing         497     $2,662   $4,062  $2,497   $1,017   $1,472 $1,015  $12,725      99%
   Restructured/(a)/          3         --       69      18       --       --     --       87       1
                            ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                  500     $2,662   $4,131  $2,515   $1,017   $1,472 $1,015  $12,812     100%
                            ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                $   16   $   38  $   18   $    4   $    9 $   11  $    96       1%
                            ===     ======   ======  ======   ======   ====== ======  =======     ===

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect allowance for credit losses.
(c)Our commercial mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.

Mortgages held on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, have been fully paid off as of December 31, 2017. We held mortgages with a carrying value of $26 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of December 31, 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Methodology Used to Estimate the Allowance for Credit Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for credit losses on mortgage and other loans receivable:

                                             2017                   2016                   2015
                                    ---------------------  ---------------------- ---------------------
Years Ended December 31,            Commercial Other       Commercial Other       Commercial Other
(in millions)                       Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------            ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year           $ 96     $66  $162     $79      $58  $137     $73      $21  $ 94
   Additions to allowance                53       2    55      13        8    21      14       37    51
   Charge-offs, net of recoveries       (13)     (5)  (18)      4       --     4      (8)      --    (8)
                                       ----     ---  ----     ---      ---  ----     ---      ---  ----
Allowance, end of year                 $136     $63  $199     $96      $66  $162     $79      $58  $137
                                       ====     ===  ====     ===      ===  ====     ===      ===  ====

The following table presents information on mortgage loans individually assessed for credit losses:

                                                        Years Ended
                                                        December 31,
                                                      ---------------
         (in millions)                                2017 2016  2015
         -------------                                ---- ----  ----
         Impaired loans with valuation allowances     $26  $ 26  $100
         Impaired loans without valuation allowances   18    88   110
                                                      ---  ----  ----
            Total impaired loans                       44   114   210
         Valuation allowances on impaired loans        (4)   (3)   (4)
                                                      ---  ----  ----
         Impaired loans, net                          $40  $111  $206
                                                      ===  ====  ====
         Interest income on impaired loans            $ 5  $  7  $ 11
                                                      ===  ====  ====

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


For the year ended December 31, 2017, loans with a carrying value of $169 million were modified in troubled debt restructurings. Loans that had been modified in troubled debt restructurings during the year ended December 31, 2016, have been fully paid off.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2017     2016    2015
                   -------------     ------   ------  ------
                   Direct premiums   $4,369   $2,679  $3,535
                   Assumed premiums      21       22      20
                   Ceded premiums      (993)    (979)   (927)
                                     ------   ------  ------
                   Net               $3,397   $1,722  $2,628
                                     ======   ======  ======

Reinsurance recoveries, which reduced policyholder benefits, were approximately $804 million, $655 million and $847 million during 2017, 2016 and 2015, respectively.

We manage the capital impact of our statutory reserve requirements, including those resulting from the National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) and NAIC Actuarial Guideline 38 (Guideline AXXX) through unaffiliated and affiliated reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force term and universal life business were ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. Effective July 1, 2016, we entered into an agreement to cede approximately $5 billion of statutory reserves for certain whole life and universal life policies to an unaffiliated reinsurer. Effective December 31, 2016, we recaptured in-force term and universal life reserves subject to Regulation XXX and Guideline AXXX from AGC Life, and ceded approximately
$14 billion of such statutory reserves to an unaffiliated reinsurer under an amendment to the July 1, 2016 agreement. Under GAAP, these reinsurance transactions use deposit accounting with a reinsurance risk charge recorded in income.

In 2017, 2016 and 2015, our results of operations included pre-tax expense of approximately $26 million, $92 million and $89 million, respectively, for risk charges associated with the affiliated reinsurance agreements subject to Regulation XXX and Guideline AXXX. In 2017, our results of operations included pre-tax expense of $102 million for risk charges associated with the unaffiliated reinsurance agreements subject to Regulation XXX and Guideline AXXX. There were no risk charges associated with the unaffiliated reinsurance agreements subject to Regulation XXX and Guideline AXXX in 2016 and 2015.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We hold substantial collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.2 billion and $1.1 billion at December 31, 2017 and 2016, respectively of which approximately $988 million and $862 million at December 31, 2017 and 2016, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives contained in insurance contract liabilities and with fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange forwards and options) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments and GICs denominated in foreign currencies.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments with respect to investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable International Swaps and Derivative Association, Inc. (ISDA) Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, with the exception of embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available for sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available for sale securities are reported in net policyholder benefits and net realized capital gains (losses), respectively, along with changes in the hedged item.

The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                                              December 31, 2017                  December 31, 2016
                                                     ----------------------------------  --------------------------------
                                                     Gross Derivative  Gross Derivative  Gross Derivative Gross Derivative
                                                          Assets          Liabilities         Assets        Liabilities
                                                     ----------------  ----------------  ---------------  ---------------
                                                     Notional  Fair    Notional  Fair    Notional  Fair   Notional  Fair
(in millions)                                         Amount   Value    Amount   Value    Amount   Value   Amount   Value
-------------                                        -------- -------  -------- -------  -------- ------  -------- ------
Derivatives designated as hedging instruments:/(a)/
   Interest rate contracts                           $    88  $   207  $   696  $    14  $   248  $  198  $   546  $   10
   Foreign exchange contracts                            737       65    1,192       88    1,200     171      323      19
Derivatives not designated as hedging
  instruments:/(a)/
   Interest rate contracts                            25,484      343   18,688      957   32,268     319   25,059   1,537
   Foreign exchange contracts                          1,565      333    3,624      360    3,111     430    1,202     314
   Equity contracts                                   25,379    1,136   11,318      889   11,348     263    7,958      12
   Other contracts/(b)/                               35,638       13       59        4   27,535      14    5,639       5
                                                     -------  -------  -------  -------  -------  ------  -------  ------
Total derivatives, gross                             $88,891    2,097  $35,577    2,312  $75,710   1,395  $40,727   1,897
                                                     -------  -------  -------  -------  -------  ------  -------  ------
Counterparty netting/(c)/                                      (1,429)           (1,429)            (762)            (762)
Cash collateral/(d)/                                              (45)             (627)             (46)            (852)
                                                              -------           -------           ------           ------
Total derivatives included in Other Assets and
  Other Liabilities, respectively /(e)/                       $   623           $   256           $  587           $  283
                                                              -------           -------           ------           ------

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Consists primarily of stable value wrap contracts with multiple underlying exposures.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.
(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2017 and 2016. Fair value of liabilities related to bifurcated embedded derivatives was $3.6 billion and $2.7 billion, respectively, at December 31, 2017 and 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                      Years Ended December 31,
                                                      ------------------------
   (in millions)                                        2017      2016   2015
   -------------                                      -------    -----  -----
   Derivative instruments in fair value hedging
     relationships*:
      Interest rate contracts                         $    (5)   $  (8) $   7
      Foreign exchange contracts                           (1)     (22)    17
                                                      -------    -----  -----
   Total                                              $    (6)   $ (30) $  24
                                                      =======    =====  =====
   Derivatives not designated as hedging
     instruments, by derivative type:
      Interest rate contracts                         $   (67)   $(144) $ 261
      Foreign exchange contracts                         (208)      85     64
      Equity contracts                                   (844)    (749)  (116)
      Other contracts                                      66       71     67
      Embedded derivatives                               (384)     (60)   (62)
                                                      -------    -----  -----
   Total                                              $(1,437)   $(797) $ 214
                                                      =======    =====  =====
   By classification:
      Policy fees                                     $    67    $  70  $  68
      Net realized capital gains (losses)              (1,504)    (894)   170
      Policyholder benefits                                 2        2      6
      Interest credited to policyholder account
        balances                                           (8)      (5)    (6)
                                                      -------    -----  -----
   Total                                              $(1,443)   $(827) $ 238
                                                      =======    =====  =====

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities, including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected losses and loss adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected losses and loss adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized capital gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impacts the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities are in a net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
                                                                             ------------------------
(in millions)                                                                 2017     2016    2015
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $6,522   $6,106  $5,339
   Acquisition costs deferred                                                   714      805     983
   Accretion of interest/amortization                                          (798)    (796)   (778)
   Effect of unlocking assumptions used in estimating future gross profits      154      277      36
   Effect of realized gains/loss on securities                                  280      285       1
   Effect of unrealized gains/loss on securities                               (496)    (155)    525
                                                                             ------   ------  ------
Balance, end of year                                                         $6,376   $6,522  $6,106
                                                                             ======   ======  ======

Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to estimated gross profits and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

The following table presents a rollforward of VOBA:

                                                                                Years Ended
                                                                               December 31,
                                                                               ------------
(in millions)                                                                2017  2016  2015
-------------                                                                ----  ----  ----
Balance, beginning of year                                                   $265  $295  $322
   Accretion of interest/amortization                                         (11)  (28)  (24)
   Effect of unlocking assumptions used in estimating future gross profits     --    --   (22)
   Effect of realized gains/loss on securities                                 --     1    --
   Effect of unrealized gains/loss on securities                               (9)   (3)   19
                                                                             ----  ----  ----
Balance, end of year                                                         $245  $265  $295
                                                                             ====  ====  ====

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $23 million, $22 million, $20 million, $16 million and $15 million, respectively. These projections are based on current estimates for investment income and spreads, persistency, mortality and morbidity assumptions.

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents a rollforward of deferred sales inducements:

                                                                                 Years Ended
                                                                                 December 31,
                                                                             -------------------
(in millions)                                                                 2017   2016   2015
-------------                                                                -----  -----  -----
Balance, beginning of year                                                   $ 585  $ 579  $ 442
   Acquisition costs deferred                                                   11     55     73
   Accretion of interest/amortization                                         (120)  (123)  (132)
   Effect of unlocking assumptions used in estimating future gross profits      42     48     53
   Effect of realized gains/loss on securities                                  14     33      4
   Effect of unrealized gains/loss on securities                               (23)    (7)   139
                                                                             -----  -----  -----
Balance, end of year                                                         $ 509  $ 585  $ 579
                                                                             =====  =====  =====

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

DAC, VOBA and deferred sales inducements for insurance oriented and investment oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC, VOBA and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders to.

The primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                          Real Estate                   Affordable
                                         and Investment Securitization   Housing
(in millions)                            Entities/(a)/  Vehicles/(b)/  Partnerships Total
-------------                            -------------- -------------- ------------ ------
December 31, 2017
Assets:
   Bonds available for sale                   $ --          $6,164         $--      $6,164
   Other bond securities                        --             783          --         783
   Mortgage and other loans receivable          --           1,625          --       1,625
   Other invested assets                       207              --          50         257
   Other/(c)/                                   27             859           1         887
                                              ----          ------         ---      ------
Total assets/(d)/                             $234          $9,431         $51      $9,716
                                              ====          ======         ===      ======
Liabilities:
   Notes payable - to affiliates              $ --          $1,822         $--      $1,822
   Notes payable - to third parties             93             684          --         777
   Other/(e)/                                   28             105           8         141
                                              ----          ------         ---      ------
Total liabilities                             $121          $2,611         $ 8      $2,740
                                              ====          ======         ===      ======
December 31, 2016
Assets:
   Bonds available for sale                   $ --          $6,319         $--      $6,319
   Other bond securities                        --             766          --         766
   Mortgage and other loans receivable          --           1,128          --       1,128
   Other invested assets                        17              --          26          43
   Other/(c)/                                   16             550          --         566
                                              ----          ------         ---      ------
Total assets/(d)/                             $ 33          $8,763         $26      $8,822
                                              ====          ======         ===      ======
Liabilities:
   Notes payable - to affiliates              $ --          $1,259         $--      $1,259
   Notes payable - to third parties             --             139          --         139
   Other/(e)/                                   24              14           3          41
                                              ----          ------         ---      ------
Total liabilities                             $ 24          $1,412         $ 3      $1,439
                                              ====          ======         ===      ======

(a)At December 31, 2017, off-balance sheet exposure primarily consisting of commitments to real estate and investment entities was $32 million. There was no off-balance sheet exposure for real estate and investment entities at December 31, 2016.
(b)At December 31, 2017 and 2016, $8.6 billion and $8 billion, respectively, of the total assets of consolidated vehicles were owed to AGL Parent or its subsidiaries.
(c)Comprised primarily of short-term investments and other assets at both December 31, 2017 and 2016.
(d)The assets of each VIE can be used only to settle specific obligations of that VIE.
(e)Comprised primarily of amounts due to related parties and other liabilities, at fair value, at both December 31, 2017 and 2016.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                          Maximum Exposure to Loss
                                                        -----------------------------
                                              Total VIE On-Balance Off-Balance
(in millions)                                  Assets   Sheet/(a)/    Sheet    Total
-------------                                 --------- ---------- ----------- ------
December 31, 2017
   Real estate and investment entities/(b)/   $156,186    $2,079      $650     $2,729
   Affordable housing partnerships               4,299       548        --        548
                                              --------    ------      ----     ------
Total                                         $160,485    $2,627      $650     $3,277
                                              ========    ======      ====     ======
December 31, 2016
   Real estate and investment entities/(b)/   $168,097    $2,532      $440     $2,972
   Affordable housing partnerships               4,101       554        --        554
                                              --------    ------      ----     ------
Total                                         $172,198    $3,086      $440     $3,526
                                              ========    ======      ====     ======

(a)At December 31, 2017 and 2016, $2.3 billion and $2.8 billion, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

(b)Comprised primarily of hedge funds and private equity funds.

Real Estate and Investment Entities

Through an affiliate, AIG Global Real Estate, we are an investor in various real estate investment entities, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIEs' activities consist of the development or redevelopment of commercial, industrial and residential real estate. Our involvement varies from being a passive equity investor or finance provider to actively managing the activities of the VIEs.

We participate as passive investors in the equity issued by certain third-party-managed hedge and private equity funds that are VIEs. Typically, we are not involved in the design or establishment of these VIEs, nor do they actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily in investment-grade debt securities, residential mortgage loans and commercial mortgage loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities, and beneficial interests issued to third-parties or affiliates by these entities are reported as notes payable.

Affordable Housing Partnerships

SunAmerica Affordable Housing Partners, Inc. (SAAHP) organized and invested in limited partnerships that develop and operate affordable housing qualifying for federal, state, and historic tax credits, in addition to a few market rate properties across the United States. The operating partnerships are VIEs, whose debt is generally non-recourse in nature, and the general partners of which are mostly unaffiliated third-party developers. We account for our investments in the operating partnerships using the equity method of accounting, unless they are required to be consolidated. We consolidate an operating partnership if the general partner is an affiliated entity or we otherwise have the power to direct activities that most significantly impact the entity's economic performance.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. In addition, reserves for contracts in loss recognition are adjusted to reflect the effect of unrealized

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gains on fixed maturity and equity securities available for sale, with related changes recognized through Other comprehensive income.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 0.1 percent to 14.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

Loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

In 2017, no loss recognition expense was recorded. In 2016, we recorded loss recognition expense of $424 million, which reflected the establishment of additional reserves primarily as a result of mortality experience studies that indicated increased longevity, particularly on injured lives in a block of structured settlements underwritten prior to 2010. In 2015, we recorded loss recognition expense of $28 million to increase reserves for certain long-term care business.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 9.0 percent at December 31, 2017, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value, (b) annuities issued in a structured settlement arrangement with no life contingency and (c) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets. These additional liabilities are also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on accumulated assessments, with related changes recognized through Other comprehensive income.

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees. Similar to Shadow DAC, URR related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through Other comprehensive income (shadow URR).

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2017 and 1.5 percent of gross premiums in 2017. Policyholder dividends were $19 million in both 2017 and 2016 and $22 million in 2015 and are included in policyholder benefits in the Consolidated Statements of Income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits primarily include guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                                 December 31,
                                                ---------------
                 (in millions)                   2017    2016
                 -------------                  ------- -------
                 Equity funds                   $20,028 $17,140
                 Bond funds                       4,160   4,189
                 Balanced funds                  20,992  19,194
                 Money market funds                 290     365
                                                ------- -------
                 Total                          $45,470 $40,888
                                                ======= =======

GMDB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMDB is our most widely offered benefit.

The liability for GMDB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2017             December 31, 2016
                                          ----------------------------- -----------------------------
                                           Net Deposits     Highest      Net Deposits     Highest
                                          Plus a Minimum Contract Value Plus a Minimum Contract Value
(dollars in millions)                         Return        Attained        Return        Attained
---------------------                     -------------- -------------- -------------- --------------
Account value                                $ 35,810       $15,720        $ 31,829       $14,871
Net amount at risk                                474           364             934           594
Average attained age of contract holders           65            68              66            68
Range of guaranteed minimum return rates      0%-4.5%                       0%-4.5%

The following table presents a rollforward of the GMDB liability related to variable annuity contracts:

                                                                              Years Ended
                                                                             December 31,
                                                                           ----------------
(in millions)                                                              2017  2016  2015
-------------                                                              ----  ----  ----
Balance, beginning of year                                                 $371  $459  $363
   Reserve (decrease) increase                                              (21)  (33)  150
   Benefits paid                                                            (41)  (55)  (54)
   Changes in reserves related to unrealized appreciation of investments      6    --    --
                                                                           ----  ----  ----
Balance, end of year                                                       $315  $371  $459
                                                                           ====  ====  ====

Assumptions used to determine the GMDB liability include interest rates, which vary by year of issuance and products; mortality and lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living.

The liabilities for GMWB, which are recorded in policyholder contract deposits, are accounted for as embedded derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other net realized capital gains (losses). The fair value of these embedded derivatives was a net liability of $1.7 billion and $1.5 billion at December 31, 2017 and 2016, respectively. See Note 3 for discussion of the fair value measurement of guaranteed

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

benefits that are accounted for as embedded derivatives. We had account values subject to GMWB that totaled $38.7 billion and $34.5 billion at December 31, 2017 and 2016, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk related to the GMWB guarantees was $375 million and $668 million at December 31, 2017 and 2016, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2017, including fixed and variable-rates:

                                                                     Balance at
                                                                    December 31,
                                             Range of     Maturity  -------------
(in millions)                            Interest Rate(s) Date(s)    2017   2016
-------------                            ---------------- --------- ------ ------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs       3.50%-6.31%   2036-2047 $1,195 $  691
   Notes payable of consolidated VIEs,
     at fair value                         0.34%-11.93%   2047-2061    627    568
   Debt of consolidated investments         4.00%-4.00%   2027-2027     40     --
                                                                    ------ ------
Total notes payable - to affiliates                                  1,862  1,259
                                                                    ------ ------
Notes payable - to third parties:
   Notes payable of consolidated VIEs       3.50%-5.60%   2018-2061    777    140
   Debt of consolidated investments         3.80%-7.68%   2022-2038    124     80
                                                                    ------ ------
Total notes payable - to third parties                                 901    220
                                                                    ------ ------
Total notes payable                                                 $2,763 $1,479
                                                                    ====== ======

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2017                                             -----------------------------------
(in millions)                                          Total  2018 2019 2020 2021 2022 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs                  $1,195 $--  $--  $--  $--  $--    $1,195
   Notes payable of consolidated VIEs, at fair value      627  --   --   --   --   --       627
   Debt of consolidated investments                        40  --   --   --   --   --        40
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to affiliates                    $1,862 $--  $--  $--  $--  $--    $1,862
                                                       ------ ---  ---  ---  ---  ---    ------
Notes payable - to third parties:
   Notes payable of consolidated VIEs                     777   4    2   42   13    2       714
   Debt of consolidated investments                       124   1    1    1    1   17       103
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to third parties                    901   5    3   43   14   19       817
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable                                    $2,763 $ 5  $ 3  $43  $14  $19    $2,679
                                                       ====== ===  ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. The purpose of our FHLB Advance Facility operational plan is to effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we pledge securities to the FHLB. The fair value of all collateral pledged to secure advances from the FHLB included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

At December 31, 2017 and 2016, we had no outstanding balance under this facility.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases at December 31, 2017:

                  (in millions)
                  -------------
                  2018                                     $17
                  2019                                      14
                  2020                                      14
                  2021                                      14
                  2022                                      13
                  Remaining years after 2022                27
                                                           ---
                  Total                                    $99
                                                           ===

Rent expense was $20 million, $22 million and $30 million in 2017, 2016 and 2015, respectively.

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $1.0 billion at December 31, 2017.

Mortgage Loan Commitments

We had $1.1 billion and $147 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2017.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $11 million and $10 million at December 31, 2017 and 2016, respectively, net of amounts recoverable through premium tax offsets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, subpoenas, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                       December 31,
                                                                                     ---------------
(in millions)                                                                          2017    2016
-------------                                                                        -------  ------
Unrealized appreciation of fixed maturity and equity securities, available for sale  $ 7,703  $4,685
Net unrealized gains on other invested assets                                            164     309
Adjustments to DAC, VOBA and deferred sales inducements                               (1,193)   (665)
Shadow loss recognition                                                               (1,513)   (583)
Foreign currency translation adjustments                                                  (3)     (3)
Deferred income tax                                                                     (406)   (448)
                                                                                     -------  ------
Accumulated other comprehensive income                                               $ 4,752  $3,295
                                                                                     =======  ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                 Unrealized
                                Appreciation
                               (Depreciation)
                                  of Fixed
                                  Maturity
                               Investments on
                                Which Other-
                                   Than-                     Adjustments
                                 Temporary      Unrealized     to DAC,
                                   Credit      Appreciation   VOBA, and  Unrealized    Foreign
                                Impairments   (Depreciation)  Deferred    Insurance   Currency
                                    were       of All Other     Sales       Loss     Translation
(in millions)                    Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                  -------------- -------------- ----------- ----------- ----------- -------
December 31, 2015
Unrealized change arising
  during period                    $(304)        $(5,202)       $ 688       $ 854        $10     $(3,954)
Less: Reclassification
  adjustments included in net
  income                              38             (39)           5          --         14          18
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)      (342)         (5,163)         683         854         (4)     (3,972)
Less: Income tax expense
  (benefit)                         (117)           (795)         241         303         (2)       (370)
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)     $(225)        $(4,368)       $ 442       $ 551        $(2)    $(3,602)
                                   =====         =======        =====       =====        ===     =======
December 31, 2016
Unrealized change arising
  during period                    $ (27)        $ 1,394        $ 153       $(565)       $--     $   955
Less: Reclassification
  adjustments included in net
  income                              26            (136)         318          --         --         208
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)       (53)          1,530         (165)       (565)        --         747
Less: Income tax expense
  (benefit)                          (19)             73          (65)       (204)        --        (215)
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)     $ (34)        $ 1,457        $(100)      $(361)       $--     $   962
                                   =====         =======        =====       =====        ===     =======
Year ended December 31, 2017
Unrealized change arising
  during period                    $ 216         $ 2,443        $(234)      $(930)       $--     $ 1,495
Less: Reclassification
  adjustments included in net
  income                              28            (242)         294          --         --          80
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)       188           2,685         (528)       (930)        --       1,415
Less: Income tax expense
  (benefit)                           59             605         (173)       (320)        --         171
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)     $ 129         $ 2,080        $(355)      $(610)       $--     $ 1,244
                                   =====         =======        =====       =====        ===     =======

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                                                Amount
                                                             Reclassified
                                                           from Accumulated
                                                                 Other
                                                          Comprehensive Income
                                                          ------------------
                                                             December 31,
                                                          ------------------            Affected Line Item in the
(in millions)                                              2017    2016  2015             Statements of Income
-------------                                             -----   -----  ----  --------------------------------------------
Unrealized appreciation of fixed maturity investments on
  which other-than-temporary credit impairments were
  recognized                                              $  28   $  26  $ 38  Net realized capital gains (losses)
Unrealized (depreciation) of all other investments         (242)   (136)  (39) Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales                                    Amortization of deferred policy acquisition
  inducements                                               294     318     5  costs
Foreign currency translation adjustments                     --      --    14
                                                          -----   -----  ----
   Total reclassifications for the period                 $  80   $ 208  $ 18
                                                          =====   =====  ====

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2017   2016   2015
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $  612 $1,591 $1,413

 At December 31,
 Statutory capital and surplus                             $7,984 $9,001  8,894
 Aggregate minimum required statutory capital and surplus   2,035  1,976  2,134

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2017 and 2016, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

In 2015, we applied a permitted statutory accounting practice to report certain derivatives used to hedge interest rate risk on product-related embedded derivatives at amortized cost instead of fair value. In 2017, the permitted practice was expanded to include additional derivative instruments utilized for the same purpose. The permitted practice resulted in an increase in our statutory surplus of $430 million and $645 million at December 31, 2017 and 2016, respectively. Other than the adoption of this permitted practice, the use of prescribed or permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that was significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid over a rolling 12-month period to shareholders of Texas domiciled insurance companies without obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the preceding year's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2018 without prior approval of the TDI is $1.5 billion. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Effective January 1, 2016, the defined benefit plans were frozen by AIG. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AIG Parent sponsors several defined contribution plans for U.S. employees that provide for pre-tax salary reduction contributions by employees. The most significant plan is the AIG Incentive Savings Plan, for which the matching contribution is 100 percent of the first six percent of a participant's contributions, subject to the IRS-imposed limitations. Effective January 1, 2016, participants in the AIG Incentive Savings Plan receive an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service
(IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the U.S. enacted Public Law 115-97, known as the Tax Cuts and Jobs Act (the Tax Act). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes impacting the Company and the life insurance industry in tax years beginning January 1, 2018.

Provisions of the Tax Act include reductions or elimination of deductions for certain items, e.g., reductions to corporate dividends received deductions, disallowance of entertainment expenses, and limitations on the deduction of certain executive compensation costs. These provisions, generally, result in an increase in the Company's taxable income in the years beginning after December 31, 2017. Changes specific to the life insurance industry include the changes to the calculation of insurance tax reserves and related transition adjustments and computation of the separate accounts dividends received deduction.

The SEC staff issued SAB 118, which provides guidance on accounting for the tax effects of the Tax Act. SAB 118 addresses situations where accounting for certain income tax effects of the Tax Act under Accounting Standards Codification (ASC) 740 may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from the enactment date to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the following:

    . Income tax effects of those aspects of the Tax Act for which accounting under ASC 740 is complete.

    . Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable.

    . If a provisional estimate cannot be determined, ASC 740 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

Consistent with current income tax accounting requirements, we have remeasured our deferred tax assets and liabilities with reference to the statutory income tax rate of 21 percent and taken into consideration other provisions of the Tax Act. As of December 31, 2017, we had not fully completed our accounting for the tax effects of the Tax Act. Our provision for income taxes for the period ended December 31, 2017, is based in part on a reasonable estimate of the effects on existing deferred tax balances and of certain provisions of the Tax Act. To the extent a reasonable estimate of the impact of certain provisions was determinable, we recorded provisional estimates as a component of our

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

provision for income taxes. To the extent a reasonable estimate of the impact of certain provisions was not determinable, we have not recorded any adjustments and continued accounting for them in accordance with ASC 740 on the basis of the tax laws in effect before enactment of the Tax Act.

The Tax Act includes provisions for Global Intangible Low-Taxed Income (GILTI) under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax (BEAT) under which taxes are imposed on certain base eroding payments to affiliated foreign companies. Where applicable, consistent with accounting guidance, we will treat BEAT as an in period tax charge when incurred in future periods for which no deferred taxes need to be provided and made an accounting policy election to treat GILTI taxes in a similar manner. Accordingly, no provision for income tax related to GILTI or BEAT was recorded as of December 31, 2017.

For the period ended December 31, 2017, we recognized a provisional estimate of income tax effects of the Tax Act of $731 million.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Life Insurance Companies

The Tax Act modified computations of insurance reserves for life insurance companies. Specifically, the Act directs that tax reserves be computed with reference to NAIC reserves. Adjustments related to the differences in insurance reserves balances computed historically versus the Tax Act have to be taken into income over eight years.

Provisions Impacting Projections of Taxable Income and Realizability of Deferred Tax Assets

Certain provisions of the Tax Act impact our projections of future taxable income used in analyzing realizability of our deferred tax assets. In certain instances, provisional estimates have been included in our future taxable income projections for these specific provisions to reflect application of the new tax law. We do not currently anticipate that reliance on provisional estimates will have a material impact on the determination of realizability of our deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which we are the non-controlling interest owner. The information needed to determine a provisional estimate is not currently available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder). Accordingly, no provisional estimates were recorded.

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

    Years Ended December 31,
    (in millions)                                       2017   2016    2015
    ------------------------                           ------ ------  -----
    Current                                            $  858 $1,248  $ 549
    Deferred                                              256   (951)  (111)
                                                       ------ ------  -----
    Total income tax expense                           $1,114 $  297  $ 438
                                                       ====== ======  =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The U.S. statutory income tax rate is 35 percent for 2017, 2016 and 2015. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                       2017   2016  2015
------------------------                                           ------  ----  ----
U.S federal income tax expense at statutory rate                   $  593  $423  $593
Adjustments:
   Impact of Tax Act                                                  731    --    --
   Reclassifications from accumulated other comprehensive income     (130)  (89)  (94)
   Dividends received deduction                                       (47)  (30)  (30)
   State income tax                                                    (2)    8    (5)
   Other credits, taxes and settlements                               (31)  (15)  (26)
                                                                   ------  ----  ----
Total income tax expense                                           $1,114  $297  $438
                                                                   ======  ====  ====

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2017     2016
------------------------                                                   -------  -------
Deferred tax assets:
   Basis differences on investments                                        $ 1,673  $ 3,194
   Policy reserves                                                           1,572    2,034
   Fixed assets                                                                281      339
   Losses and tax credit carryforwards                                         173      248
   State deferred tax benefits                                                  12       25
                                                                           -------  -------
Total deferred tax assets                                                    3,711    5,840
                                                                           -------  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (1,380)  (2,195)
   Net unrealized gains on debt and equity securities available for sale    (1,078)  (1,332)
   Capitalized EDP                                                             (46)     (64)
   Other                                                                       (24)    (273)
                                                                           -------  -------
Total deferred tax liabilities                                              (2,528)  (3,864)
                                                                           -------  -------
Net deferred tax asset before valuation allowance                            1,183    1,976
Valuation allowance                                                             --     (366)
                                                                           -------  -------
Net deferred tax asset                                                     $ 1,183  $ 1,610
                                                                           =======  =======

The following table presents our tax losses and credit carryforwards on a tax return basis.

   December 31, 2017                                     Tax     Expiration
   (in millions)                                 Gross Effected   Periods
   -----------------                             ----- -------- ------------
   Net operating loss carryforwards               $60    $ 13   2028 to 2036
   Foreign tax credit carryforwards                --      31   2018 to 2024
   Alternative minimum tax credit carryforwards    --      12             --
   Business credit carryforwards                   --     117   2025 to 2036
                                                         ----
   Total carryforwards                                   $173
                                                         ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

..   the nature, frequency and severity of cumulative financial reporting losses in recent years;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

..   prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

As of December 31, 2017, based on all available evidence we concluded that no valuation allowance should be established on a portion of the deferred tax asset. At December 31, 2017 and 2016 we released $366 million and $554 million, respectively, of valuation allowance associated with the unrealized tax losses, all of which was allocated to other comprehensive income.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                       Years Ended
                                                       December 31,
                                                       -----------
              (in millions)                            2017  2016
              -------------                            ----  ----
              Gross unrecognized tax benefits,
                beginning of year                      $22   $ 33
                 Increases in tax position for prior
                   years                                --     --
                 Decreases in tax position for prior
                   years                                (6)   (11)
                                                       ---   ----
              Gross unrecognized tax benefits, end of
                year                                   $16   $ 22
                                                       ===   ====

At December 31, 2017 and 2016, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $16 million and $22 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2017 and 2016, we had accrued liabilities of $4 million and $4 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2017, 2016 and 2015, we recognized expense of less than $1 million, income of $3 million and expense of $1 million, respectively, for interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At December 31, 2017, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2017 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

On September 29, 2017, the Financial Stability Oversight Council (Council) rescinded its determination that material financial distress at AIG could pose a threat to U.S. financial stability and as a result, AIG is no longer designated as a nonbank systemically important financial institution (nonbank
SIFI). With the rescission of its designation as a nonbank SIFI, AIG is no longer subject to the consolidated supervision of the Board of Governors of the Federal Reserve System or subject to the enhanced prudential standards set forth in the Dodd-Frank Wall Street Reform and Consumer Protection Act and its implementing regulations.

On September 25, 2017, AIG announced organizational changes designed to position AIG a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments - North America and International. Life and Retirement consists of four operating segments - Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG's technology-driven subsidiary, is reported within Other Operations. AIG also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

Additional information on AIG is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately
$406 million, $390 million and $315 million for such services in 2017, 2016 and 2015, respectively. Accounts payable for such services were $997 million and $1.1 billion at December 31, 2017 and 2016, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. We earned approximately $587 million, $685 million and $812 million for such services and rent in 2017, 2016 and 2015, respectively. Accounts receivable for rent and services were $804 million and $769 million at December 31, 2017 and 2016, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $30 million, $33 million and $50 million in 2017, 2016 and 2015, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006.

We, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

We, as successor-in-interest to SunAmerica Annuity and Life Assurance Company
(SAAL) and SunAmerica Life Insurance Company (SALIC) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

We, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantees.

Other

We purchase, sell or transfer securities, at fair market value, to or from our affiliates in the ordinary course of business.

In October 2017, we entered into securitization transactions in which through our wholly owned subsidiary, AIG Home Loan 2, transferred portfolios of U.S. residential mortgage loans to a newly formed special purpose entity, CSMC 2017-HL2 (the CSMC), which is a VIE that we consolidate. We received total cash consideration of $412 million for the transferred loans. The CSMC issued structured securities to the Company for cash consideration. CSMC also issued structured securities to third party investors and to our affiliates, USL and VALIC. Refer to Note 9 for additional information.

In September 2017, we transferred securities to our affiliate, USL, in exchange for cash and a portfolio of securities. Total consideration received was $350 million.

During 2017, we purchased commercial mortgage loans and investment grade private placement bonds from certain affiliated AIG domestic property and casualty companies for total cash consideration of $1.3 billion.

During 2016, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 26, 2018, the date the financial statements were issued.

In February 2018, we and our affiliates, The United States Life Insurance Company in the City of New York and The Variable Annuity Life Insurance Company, each entered into respective Modified Coinsurance (ModCo) Agreements (The Agreements) with DSA Reinsurance Company Limited (DSA Re), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were executed as of February 12, 2018 in respect of certain closed blocks of business (including term life, whole life, universal life, long-term care, accident and health, structured settlements, single premium immediate annuities, and pension risk transfer annuities). The initial consideration included the fair value of ModCo Assets held by the Company on behalf of DSA Re at the execution date, along with the net results experienced under the reinsurance agreement from the January 1, 2017 effective date in the agreement through the execution date. The initial consideration exceeded the ModCo Reserves ceded at contract inception. The excess consideration represents a net cost of reinsurance asset that will be amortized over the life of the reinsured contracts. Total returns on the ModCo Assets will inure to the benefit of DSA Re. The Company did not receive a ceding commission at contract inception. Management is still assessing the impact of the Agreements.

                        American Home Assurance Company
                                An AIG Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements
                       As of December 31, 2017 and 2016
           and for the years ended December 31, 2017, 2016 and 2015

                                  [LOGO] AIG

                        AMERICAN HOME ASSURANCE COMPANY

                     Statutory Basis Financial Statements

  As of December 31, 2017 and 2016 and for the years ended December 31, 2017,
                                 2016 and 2015

                               TABLE OF CONTENTS

          Report of Independent Auditors                                     3

          Statements of Admitted Assets                                      5

          Statements of Liabilities, Capital and Surplus                     6

          Statements of Operations and Changes in Capital and Surplus        7

          Statements of Cash Flows                                           8

 Note 1   Organization and Summary of Significant Statutory Basis
          Accounting Policies                                                9

 Note 2   Accounting Adjustments to Statutory Basis Financial Statements    22

 Note 3   Investments                                                       24

 Note 4   Fair Value of Financial Instruments                               29

 Note 5   Reserves for Losses and Loss Adjustment Expenses                  31

 Note 6   Related Party Transactions                                        34

 Note 7   Reinsurance                                                       39

 Note 8   Income Taxes                                                      42

 Note 9   Capital and Surplus and Dividend Restrictions                     51

 Note 10  Contingencies                                                     51

 Note 11  Other Significant Matters                                         54

 Note 12  Subsequent Events                                                 56

                        Report of Independent Auditors

To the Board of Directors of American Home Assurance Company:

We have audited the accompanying statutory basis financial statements of American Home Assurance Company (the "Company"), which comprise the statements of admitted assets and liabilities, capital and surplus as of December 31, 2017 and 2016, and the related statements of operations and changes in capital and surplus and of cash flows for each of the three years in the period ended December 31, 2017.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of the financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Notes 1B and 1D and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2017.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1B.

Emphasis of Matter

As discussed in Notes 1, 5, 6 and 7 to the financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP
New York, NY
April 20, 2018

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


                         Statements of Admitted Assets

                                                      December 31, December 31,
                                                          2017         2016
                                                      ------------ ------------
Cash and invested assets:
   Bonds, primarily at amortized cost (fair
     value: 2017 - $15,831; 2016 - $19,297)             $15,153      $18,853
   Common stocks, at carrying value adjusted for
     nonadmitted assets (cost: 2017 - $584;
     2016 - $376)                                           576          379
   Preferred stocks, at carrying value (cost:
     2017 - $49; 2016 - $49)                                 49           49
   Other invested assets (cost: 2017 - $3,504;
     2016 - $4,299)                                       3,901        4,478
   Mortgage loans                                         2,067        1,895
   Derivative instruments                                    --           26
   Short-term investments, at amortized cost
     (approximates fair value)                               --           14
   Cash and cash equivalents                                238          131
   Receivable for securities sold                            82           44
                                                        -------      -------
       Total cash and invested assets                   $22,066      $25,869
                                                        -------      -------
Investment income due and accrued                       $   169      $   211
Agents' balances or uncollected premiums:
   Premiums in course of collection                         940          972
   Premiums and installments booked but deferred
     and not yet due                                        367          418
   Accrued retrospective premiums                           567          595
High deductible policy receivables                           43           57
Reinsurance recoverable on paid losses                      325          339
Funds held by or deposited with reinsurers                  217          172
Current federal and foreign taxes recoverable                --           88
Net deferred tax assets                                     814          841
Equities in underwriting pools and associations               8           40
Receivables from parent, subsidiaries and
  affiliates                                                  5           13
Other assets                                                189          143
Allowance for uncollectible accounts                        (72)         (74)
                                                        -------      -------
       Total admitted assets                            $25,638      $29,684
                                                        =======      =======

               See Notes to Statutory Basis Financial Statements

5   STATEMENTS OF ADMITTED ASSETS - As of December 31, 2017 and 2016

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions, Except Share Information)


                Statements of Liabilities, Capital and Surplus

                                                      December 31, December 31,
                                                          2017         2016
                                                      ------------ ------------
Liabilities

Reserves for losses and loss adjustment expenses        $12,115      $12,210
Unearned premium reserves                                 3,301        3,427
Commissions, premium taxes, and other expenses
  payable                                                   140          213
Reinsurance payable on paid loss and loss adjustment
  expenses                                                  244          285
Current federal taxes payable to parent                      12           --
Funds held by company under reinsurance treaties          1,695        1,639
Provision for reinsurance                                    20           37
Ceded reinsurance premiums payable, net of ceding
  commissions                                               324        3,956
Collateral deposit liability                                393          384
Payable for securities purchased                             38           14
Payable to parent, subsidiaries and affiliates              674          469
Derivative instruments                                       14           --
Borrowed money                                               65          246
Other liabilities                                           365          356
                                                        -------      -------
   Total liabilities                                    $19,400      $23,236
                                                        -------      -------

Capital and Surplus
Common capital stock, $17 par value, 1,758,158
  shares authorized, 1,695,054 shares issued and
  outstanding                                           $    29      $    29
Capital in excess of par value                            6,839        6,839
Unassigned surplus                                       (1,324)        (939)
Special surplus funds from reinsurance                      694          519
                                                        -------      -------
   Total capital and surplus                            $ 6,238      $ 6,448
                                                        -------      -------
   Total liabilities, capital and surplus               $25,638      $29,684
                                                        =======      =======

               See Notes to Statutory Basis Financial Statements

6 STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2017 and 2016

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


          Statements of Operations and Changes in Capital and Surplus

                                                        For the Years Ended
                                                            December 31,
                                                     -------------------------
                                                       2017     2016     2015
                                                     -------  -------  -------
 Statements of Operations
 Underwriting income:
 Premiums earned                                     $ 5,170  $ 6,052  $ 5,495
                                                     -------  -------  -------
 Underwriting deductions:
    Losses incurred                                    4,400    5,212    3,940
    Loss adjustment expenses                             577      267    1,032
    Other underwriting expenses                        1,624    1,875    1,686
                                                     -------  -------  -------
 Total underwriting deductions                         6,601    7,354    6,658
                                                     -------  -------  -------
 Net underwriting loss                                (1,431)  (1,302)  (1,163)
                                                     -------  -------  -------
 Investment gain:
    Net investment income earned                       1,058    1,187    1,209
    Net realized capital losses (net of
      capital gains tax expense: 2017 - $82;
      2016 - $61; 2015 - $15)                           (110)    (106)    (107)
                                                     -------  -------  -------
 Net investment gain                                     948    1,081    1,102
                                                     -------  -------  -------
 Net loss from agents' or premium balances
   charged-off                                           (19)     (36)     (19)
 Other income (expense)                                   39      (20)      (5)
                                                     -------  -------  -------
 Net loss after capital gains taxes and before
   federal income taxes                                 (463)    (277)     (85)
 Federal and foreign income tax benefit                  (69)     (34)     (10)
                                                     -------  -------  -------
 Net loss                                            $  (394) $  (243) $   (75)
                                                     =======  =======  =======

 Changes in Capital and Surplus

 Capital and surplus, as of December 31,
   previous year                                     $ 6,448  $ 6,641  $ 7,248
    Adjustment to beginning surplus (Note 2)              38       66      (27)
                                                     -------  -------  -------
 Capital and surplus, as of January 1,                 6,486    6,707    7,221
    Other changes in capital and surplus:
        Net loss                                        (394)    (243)     (75)
        Change in net unrealized capital gain
          (loss) (net of capital gain (loss)
          tax expense (benefit): 2017 - $2;
          2016 - ($16); 2015 - ($40))                    204      (48)    (179)
        Change in net deferred income tax               (394)     118       81
        Change in nonadmitted assets                     410     (157)     (45)
        Change in provision for reinsurance               17       (3)      27
        Capital contribution                              --      700      776
        Dividends to stockholder                          --     (600)  (1,200)
        Foreign exchange translation                     (54)      22       58
        Change in statutory contingency reserve          (39)     (44)     (22)
        Other surplus adjustments                          2       (4)      (1)
                                                     -------  -------  -------
    Total changes in capital and surplus                (248)    (259)    (580)
                                                     -------  -------  -------
 Capital and Surplus, as of December 31,             $ 6,238  $ 6,448  $ 6,641
                                                     =======  =======  =======

               See Notes to Statutory Basis Financial Statements

7 STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2017, 2016 and 2015

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


                           Statements of Cash Flows

                                                         For the Years Ended
                                                            December 31,
                                                      ------------------------
                                                        2017     2016    2015
                                                      -------  -------  ------

Cash from Operations:

   Premiums collected, net of reinsurance             $ 5,395  $ 6,477  $5,676
   Net investment income                                  920      974   1,051
       Miscellaneous (expense) income                     (18)      17     (27)
                                                      -------  -------  ------
   Sub-total                                            6,297    7,468   6,700
                                                      -------  -------  ------
   Benefit and loss related payments                    7,209    2,750   3,912
   Commission and other expense paid                    3,407    2,236   2,510
   Federal and foreign income taxes (recovered)
     paid                                                 (98)       9       1
                                                      -------  -------  ------
       Net cash (used in) provided from
         operations                                    (4,220)   2,473     277
                                                      -------  -------  ------

Cash from Investments:

Proceeds from investments sold, matured, or
  repaid
   Bonds                                                7,709    5,646   5,222
   Stocks                                                 324       35     186
   Mortgage loans                                         615      118     272
   Other investments                                    1,591    1,026     304
                                                      -------  -------  ------
   Total proceeds from investments sold,
     matured, or repaid                                10,239    6,825   5,984
                                                      -------  -------  ------
Cost of investments acquired
   Bonds                                                4,278    7,584   4,245
   Stocks                                                 454       59     251
   Mortgage loans                                         763      871     440
   Other investments                                      853    1,035   1,827
                                                      -------  -------  ------
   Total cost of investments acquired                   6,348    9,549   6,763
                                                      -------  -------  ------
   Net cash provided from (used in) investing
     activities                                         3,891   (2,724)   (779)
                                                      -------  -------  ------

Cash from Financing and Miscellaneous Sources:

   Dividends to stockholder                                --       --    (914)
   Borrowed funds (repaid) received                      (180)     216      30
   Intercompany receipts (payments)                       577      (61)    565
   Net deposit activity on deposit-type
     contracts and other insurance                        (13)     (24)      1
   Equities in underwriting pools and
     associations                                          25      (27)    118
   Collateral deposit liability receipts
     (payments)                                             8       50      (5)
   Other receipts                                           5      111     111
                                                      -------  -------  ------
       Net cash provided from (used in)
         financing and miscellaneous activities           422      265     (94)
                                                      -------  -------  ------
Net change in cash and short-term investments              93       14    (596)
Cash and short-term investments
                                                      -------  -------  ------
   Beginning of year                                      145      131     727
                                                      -------  -------  ------
   End of year                                        $   238  $   145  $  131
                                                      =======  =======  ======

   Refer to Note 11D for description of non-cash items.

               See Notes to Statutory Basis Financial Statements

8 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


1. Organization and Summary of Significant Statutory Basis Accounting Policies

A. Basis of Organization and Presentation

Organization

American Home Assurance Company ("the Company" or "American Home") is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. ("AIG PC US"), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc. ("AIG PC"), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the "Ultimate Parent" or "AIG"). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) insurance both domestically and abroad.

The Company is party to an inter-company pooling agreement (the "Combined Pooling Agreement"), among the twelve companies listed below, collectively named the Combined Pool. Effective January 1, 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies. The member companies of the Combined Pool, their National Association of Insurance Commissioners ("NAIC") company codes, inter-company pooling percentages under the Combined Pooling Agreement, and states of domicile are as follows:

                                  NAIC    2017 Pool   2016 Pool     State of
            Company              Company  Percentage  Percentage    Domicile
            -------              -------  ----------  ----------  -------------

National Union Fire Insurance    19445       35%         30%      Pennsylvania
Company of Pittsburgh, Pa.
(National Union)*
American Home Assurance Company  19380       35%         35%        New York
(American Home)
Lexington Insurance Company      19437       30%         30%        Delaware
(Lexington)
AIG Property Casualty Company    19402        0%          5%      Pennsylvania
(APCC)
Commerce and Industry Insurance  19410        0%          0%        New York
Company (C&I)
The Insurance Company of the     19429        0%          0%        Illinois
State of Pennsylvania (ISOP)
New Hampshire Insurance Company  23841        0%          0%        Illinois
(New Hampshire)
AIG Specialty Insurance Company  26883        0%          0%        Illinois
(Specialty)
AIG Assurance Company            40258        0%          0%        Illinois
(Assurance)
Granite State Insurance Company  23809        0%          0%        Illinois
(Granite)
Illinois National Insurance Co.  23817        0%          0%        Illinois
(Illinois National)
AIU Insurance Company (AIU)      19399        0%          0%        New York
* Lead Company of the Combined Pool

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the "2017 Pooling Restructure Transaction").

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through an independent agency networks. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing and partner organizations. There were no Managing Agents or Third Party Administrators who placed direct written premium with the Company in an amount exceeding more than
5.0 percent of surplus of the Company for the years ending December 31, 2017, 2016 and 2015.

9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

                      State/ Location       2017 2016 2015
                      ---------------       ---- ---- ----
                      California*           $124 $70  $ 28
                      Florida                 86  78    81
                      United Arab Emirates    71  88   141
                      New York                65  97    47
                      Texas*                  48  48    28
                      Indiana**               13  16    43

*  California & Texas were below 5% in 2015
** Indiana is below 5% in 2017 and 2016

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY SAP"). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

Additionally, the financial statements include the Company's U.S. operations, its Japan, Dubai, Caribbean, Jamaica and Argentina branch operations and its participation in the American International Overseas Association (the "Association").

The Company's financial information as of and for the years ended December 31, 2017, 2016 and 2015 have been presented in accordance with the terms of the Combined Pooling Agreement. Refer to Note 6 for additional information regarding the changes in the pooling percentages.

B. Permitted and Prescribed Practices

NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY DFS") for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the Accounting Practices and Procedures Manual ("NAIC SAP") have been adopted as a component of prescribed practices by the NY DFS. The Superintendent of the NY DFS (the "Superintendent") has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers' compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

In 2016, the Company applied a permitted practice to present the consideration received in relation to loss reserves transferred other than via commutation as part of the updated and amended Combined Pooling Agreement transaction within paid losses rather than as premiums written and earned. The classification change had no effect on net income or surplus.

A similar permitted practice was applied by the Company with respect to the presentation of consideration paid to Eaglestone Reinsurance Company ("Eaglestone") for loss portfolio transfers ("LPT") executed in 2015.

Insurance Department of the Commonwealth of Pennsylvania ("PA SAP") has prescribed the availability of certain offsets in the calculation of the Provision for reinsurance, which offsets are not prescribed under NAIC SAP. The Company has received approval to reflect the transfer of collection risk on certain of the Company's asbestos related reinsurance recoverable balances, to an authorized third party reinsurer, as another form of collateral acceptable to the Commissioner with respect to the reinsurance recoverable balance from the original reinsurers.

In 2016, the Company applied a permitted practice to recognize the effects of a retroactive aggregate excess of loss reinsurance agreement (the "ADC" or "Adverse Development Cover") entered into in January 2017 with National Indemnity Company ("NICO"), a subsidiary of Berkshire Hathaway, Inc. In addition, the Company applied a permitted practice to record the impact of the ADC as prospective reinsurance. The permitted practice also allowed the Company to reflect the consideration as paid losses rather than a reduction in premiums earned. The surplus gain associated with the ADC has been reported in a segregated surplus account and does not form part of the Company's Unassigned surplus, subject to the applicable dividend restrictions; such amounts must be restricted in surplus until such time as payments received by NICO exceed premiums paid for the retrocession.

10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The use of the aforementioned permitted and prescribed practices has not affected the Company's ability to comply with the NAIC's risk based capital ("RBC") and surplus requirements for the 2017, 2016 or 2015 reporting periods.

A reconciliation of the net income and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

                                                                                          SSAP # FS Ref  2017    2016    2015
                                                                                          ------ ------ ------  ------  ------
Net loss, NY SAP                                                                                        $ (394) $ (243) $  (75)
State prescribed or permitted practices - addition (charge):
   Change in non-tabular discounting                                                        65     (a)      73     147      77
   Adverse Development Cover                                                               62R     (a)      --    (514)     --
   Present the consideration received/paid in relation to the loss reserves within paid
     losses                                                                                62R     (b)      --      --      --
                                                                                                        ------  ------  ------
Net (loss) income, NAIC SAP                                                                             $ (321) $ (610) $    2
                                                                                                        ------  ------  ------
Statutory surplus, NY SAP                                                                               $6,238  $6,448  $6,641
State prescribed or permitted practices - addition (charge):
   Non-tabular discounting                                                                  65     (a)     (86)   (159)   (306)
   Credits for reinsurance                                                                 62R     (c)      --      --      (4)
   Credits for collection risk on certain asbestos reinsurance recoveries                  62R     (c)     (43)    (58)    (41)
   Adverse Development Cover                                                               62R     (d)    (689)   (514)     --
   Present the consideration received/paid in relation to the loss reserves within paid
     losses                                                                                62R     (b)      --      --      --
                                                                                                        ------  ------  ------
Statutory surplus, NAIC SAP                                                                             $5,420  $5,717  $6,290
                                                                                                        ======  ======  ======

(a)Impacts Reserves for losses and loss adjustment expenses within the Statements of Liabilities, Capital and Surplus and Losses incurred within the Statements of Operations and Changes in Capital and Surplus.
(b)Impacts Losses incurred and Premiums earned within the Statements of Operations and Changes in Capital and Surplus.
(c)Impacts Provision for reinsurance within the Statements of Liabilities, Capital and Surplus and the change in Provision for reinsurance within the Statements of Operations and Changes in Capital and Surplus.
(d)Impacts Special surplus funds from reinsurance within the Statements of Liabilities, Capital and Surplus.

C. Use of Estimates in the Preparation of the Financial Statements

The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company's accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

..   Reserves for losses and loss adjustment expenses ("LAE") including estimates and recoverability of the related reinsurance assets;

..   Legal contingencies;

..   Other than temporary impairment ("OTTI") losses on investments;

..   Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets and Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in Capital and Surplus; and

..   Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions about matters, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company's statutory financial condition, results of operations and cash flows could be materially affected.

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes generally impacting the Company in tax years beginning January 1, 2018. The Company has made a reasonable estimate of accounting for certain effects of tax reform which impact current and deferred income taxes incurred; however, these estimates are not fully complete because information has yet to be finalized or further analyzed relating to certain provisions. These estimates will be revised in the period the necessary information is determined and as relevant guidance is released by the U.S. Treasury. The Company does not believe such revisions would have a material impact on surplus.

11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



D. Accounting Policy Differences

NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("US GAAP"). NAIC SAP varies from US GAAP in certain significant respects, including:

            Transactions                        NAIC SAP Treatment                      US GAAP Treatment
            ------------               -------------------------------------  -------------------------------------
Policy Acquisition Costs               Costs are immediately expensed and     Costs directly related to the
Principally brokerage commissions and  are included in Other Underwriting     successful acquisition of new or
premium taxes arising from the         Expenses, except for reinsurance       renewal insurance contracts are
issuance of insurance contracts.       ceding commissions received in excess  deferred and amortized over the term of the cost to acquire business which  of the related insurance coverage.
                                       are recognized as a deferred
                                       liability and amortized over the
                                       period of the reinsurance agreement.

Unearned Premiums, Unpaid Losses and   Presented net of reinsurance           Presented gross of reinsurance with
Loss Expense Liabilities               recoverable.                           corresponding reinsurance recoverable
                                                                              assets for ceded unearned premiums
                                                                              and reinsurance recoverable on unpaid
                                                                              losses, respectively.

Retroactive reinsurance contracts      Gains and losses are recognized in     Gains are deferred and amortized over
                                       earnings immediately and surplus is    the settlement period of the ceded
                                       segregated to the extent pretax gains  claim recoveries. Losses are
                                       are recognized. Certain retroactive    immediately recognized in the
                                       affiliate or related party             Statements of Operations.
                                       reinsurance contracts are accounted
                                       for as prospective reinsurance if
                                       there is no gain in surplus as a
                                       result of the transaction.
Investments in Bonds held as:          Investment grade securities (rated by  All available for sale investments
1) available for sale                  NAIC as class 1 or 2) are carried at   are carried at fair value with
2) fair value option                   amortized cost. Non- investment grade  changes in fair value, net of
                                       securities (NAIC rated 3 to 6) are     applicable taxes, reported in
                                       carried at the lower of amortized      accumulated other comprehensive
                                       cost and fair value.                   income within shareholder's equity.

                                                                              Fair value option investments are
                                                                              carried at fair value with changes in
                                                                              fair value, net of applicable
                                                                              projected income taxes, reported in
                                                                              net investment income.
Investments in Equity Securities       Carried at fair value with unrealized  Same treatment as available for sale
classified as:                         gains and losses reported, net of      investments in bonds.
                                       applicable taxes, in the Statements
                                       of Changes in Capital and Surplus.

1) available for sale                                                         Same treatment as fair value option
2) fair value option                                                          investments in bonds.

Investments in Limited Partnerships,   Carried at the underlying US GAAP      If aggregate interests allow the
Hedge Funds and Private Equity         equity with results from the           holding entity to exercise more than
Interests                              investment's operations recorded net   minor influence (typically more than
                                       of applicable taxes, as unrealized     3%), the investment is carried at Net
                                       gains (losses) directly in the         Asset Value ("NAV") with changes in
                                       Statements of Changes in Capital and   value recorded to net investment
                                       Surplus.                               income.

                                                                              Where the aggregate interests allow
                                                                              the entity to exercise only minor
                                                                              influence (typically less than 3%),
                                                                              the investment is recorded at NAV
                                                                              with changes in value recorded, net
                                                                              of tax, as a component of accumulated
                                                                              other comprehensive income in
                                                                              shareholder's equity.

12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



            Transactions                        NAIC SAP Treatment                      US GAAP Treatment
            ------------               -------------------------------------  -------------------------------------
Investments in Subsidiary, Controlled  Subsidiaries are not consolidated.     Consolidation is required when there
and Affiliated Entities (SCAs)                                                is a determination that the
                                                                              affiliated entity is a variable
                                                                              interest entity ("VIE") and the
                                                                              entity has a variable interest and
                                                                              the power to direct the activities of
                                                                              the VIE. The VIE assessment would
                                                                              consider various factors including
                                                                              limited partnership (LP) status and
                                                                              inherent rights of equity investors.

                                       The equity investment in SCAs are
                                       accounted for under the equity method  Investments in SCAs that are voting
                                       and recorded as Common stock           interest entities (VOE) with majority
                                       investments. Dividends are recorded    voting rights are generally
                                       within Net Investment Income.          consolidated.


                                                                              Investments in SCAs where the holding
                                                                              entity exercises significant
                                                                              influence (generally ownership of >3%
                                                                              voting interests for LPs and similar
                                                                              entities and between 20 percent and
                                                                              50 percent for other entities) are
                                                                              recorded at equity value. The change
                                                                              in equity is included within
                                                                              operating income.
Statement of Cash Flows                Statutory Statements of Cash Flows     The Statements of Cash Flows can be
                                       must be presented using the direct     presented using the direct or
                                       method. Changes in cash, cash          indirect methods, however are
                                       equivalents, and short-term            typically presented using the
                                       investments and certain sources of     indirect method. Presentation is
                                       cash are excluded from operational     limited to changes in cash and cash
                                       cash flows. Non-cash items are         equivalents (short-term investments
                                       required to be excluded in the         are excluded). All non-cash items are
                                       Statements of Cash Flows and should    excluded from the presentation of
                                       be disclosed accordingly.              cash flows.

Deferred Federal Income Taxes          Deferred income taxes are established  The provision for deferred income for the temporary differences between  taxes is recorded as a component of
                                       tax and book assets and liabilities,   income tax expense, as a component of
                                       subject to limitations on              the Statements of Operations, except
                                       admissibility of tax assets.           for changes associated with items
                                                                              that are included within other
                                       Changes in deferred income taxes are   comprehensive income where such items
                                       recorded within capital and surplus    are recorded net of applicable income
                                       and have no impact on the Statements   taxes.
                                       of Operations.

Statutory Adjustments                  Certain asset balances designated as   All assets and liabilities are
(applied to certain assets including   nonadmitted, such as intangible        included in the financial statements.
goodwill, furniture and equipment,     assets and certain investments in      Provisions for uncollectible
deferred taxes in excess of            affiliated entities are excluded from  receivables are established as
limitations, prepaid expenses,         the Statements of Admitted Assets and  valuation allowances and are
overdue receivable balances and        are reflected as deductions from       recognized as expense within the
unsecured reinsurance amounts)         capital and surplus.                   Statements of Operations.

                                       A Provision for reinsurance is
                                       established for unsecured reinsurance
                                       amounts recoverable from unauthorized
                                       and certain authorized reinsurers
                                       with a corresponding reduction to
                                       Unassigned surplus.

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

E. Significant Statutory Accounting Policies

Premiums

Premiums for insurance and reinsurance contracts are recorded as gross premiums written on the inception date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves include the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method.

Reinsurance premiums are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12 month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12 month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and deducted from Unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience and are earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums. Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

Gross written premiums net of ceded written premiums ("Net written premiums") that were subject to retrospective rating features as of December 31, 2017, 2016 and 2015 were as follows:

Years ended December 31,                                         2017  2016  2015
------------------------                                         ----  ----  ----
Net written premiums subject to retrospectively rated contracts  $105  $ 72  $ 83
Percentage of total net written premiums                          2.1%  1.1%  1.5%

As of December 31, 2017 and 2016, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts were $567 and $595, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $58 and $62 as of December 31, 2017 and 2016, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted in the amount of $13 for each of the years ended December 31, 2017 and 2016.

High Deductible

The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (such deductibles are referred to as "reserve credits"). The Company establishes a nonadmitted asset for ten percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for one hundred percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets to its estimate of loss reserves where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies' insurance obligations.

14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The following table shows the exposure on unpaid claims and billed recoverable on paid claims by line of business as of December 31, 2017:

                                          Reserve Credits on Recoverable on
Line of Business      Gross Loss Reserves   Unpaid Claims     Paid Claims   Total
----------------      ------------------- ------------------ -------------- ------
Allied Lines                $  394              $  394            $ 8       $  402
General Liabilities            445                 445              6          451
Workers Compensation         3,550               3,550             39        3,589
                            ------              ------            ---       ------
Total                       $4,389              $4,389            $53       $4,442
                            ------              ------            ---       ------

As of December 31, 2017, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $230 and $3,142, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2017 were $1,202, or 27% of the total high deductible. Additionally, as of December 31, 2017, the Company had recoverables on paid claims greater than 90 days overdue of $51, of which $9 have been nonadmitted.

The following table shows the deductible amounts for the highest ten unsecured high deductible policies as of December 31, 2017:

                                    Unsecured High Deductible
                   Counterparty*             Amounts
                   -------------    -------------------------
                   Counterparty 1             $188
                   Counterparty 2              107
                   Counterparty 3               90
                   Counterparty 4               64
                   Counterparty 5               50
                   Counterparty 6               49
                   Counterparty 7               47
                   Counterparty 8               39
                   Counterparty 9               26
                   Counterparty 10              20

* Actual counterparty is not named. Additionally, a group of entities under common control is regarded as a single counterparty.

Deposit Accounting

Direct insurance transactions where management determines there is insufficient insurance risk transfer are recorded as deposits unless the policy was issued
(i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self-insurance, or
(iii) in compliance with filed forms, rates and/or rating plans.

Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the PA DOI, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other income (expense) in the Statements of Operations.

Deposit assets are recorded to Other assets within the Statements of Admitted Assets, refer to Note 11A. Deposit liabilities are recorded to Other liabilities within the Statements of Liabilities, Capital and Surplus, refer to
Note 11B.

Premium Deficiency

The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related future investment income are collectively not sufficient to cover the expected ultimate loss projection. As of December 31, 2017 and 2016, the Company did not incur any premium deficiency losses.

15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



Retroactive Reinsurance

Transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as reinsurance and reported separately from Reserves for losses and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. Initial pre-tax gains or losses are recorded in reinsurance gain within the Statements of Operations and Changes in Capital and Surplus with surplus gains recorded as Special surplus funds from reinsurance which is a component of Capital and Surplus that is restricted from dividend payment. Amounts recorded in Special surplus funds from reinsurance are considered to be earned surplus (i.e., transferred to Unassigned surplus) only when, and to the extent that, cash recoveries from the assuming entity exceed the consideration paid by the ceding entity. Special surplus funds from reinsurance are maintained separately for each respective reinsurance agreement; Special surplus funds from reinsurance account write-in entry on the balance sheet is adjusted, upward or downward, to reflect any subsequent increase or reduction in reserves ceded. The reduction in the special surplus funds is limited to the lesser of amounts recovered by the Company in excess of consideration paid or the surplus gain in relation to such agreement.

To the extent that the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer is between affiliated entities and neither entity records a gain or loss in surplus, the transaction qualifies as an exception in the NAIC SAP accounting guidance and is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs

Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in Other underwriting expenses. The Company records an unearned ceding commission accrual equal to the excess of the ceding commissions received from reinsurers compared to the acquisition cost of the business ceded. This amount is amortized as an increase to income over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance

The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. Amounts deemed uncollectible are reduced, with the required statutory basis provision for reinsurance deducted from surplus and reflected as the Provision for reinsurance liability. Various factors are taken into consideration when assessing the recoverability of these asset balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty. PA SAP is applied in the determination of the Company's Provision for reinsurance.

Reserves for Losses and Loss Adjustment Expenses

Reserves for case incurred but not reported ("IBNR") and LAE losses are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

Workers' compensation reserves are discounted in accordance with NY DFS statutes; see Note 5 for further details.

Structured Settlements

In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2017 there were no incurred losses, there has been no default by any of the participating life insurers and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee. Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, or incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies as of December 31, 2017 and 2016 were $1,321 and $1,335 respectively.

16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


As of December 31, 2017, the Company had annuities with aggregate statement values in excess of one percent of its policyholders' surplus with life insurer affiliates as follows:

                                                                        Licensed in
Life Insurance Company                                State of Domicile  New York   Statement Value
----------------------                                ----------------- ----------- ---------------
The United States Life Insurance Company in the City
  of New York                                             New York          Yes          $828
American General Life Insurance Company of
Delaware                                                  Delaware          No            275
American General Life Insurance Company of Texas           Texas            No            163

Fair Value of Financial Instruments

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace as discussed below:

..   Level 1: Fair value measurements that are based upon quoted prices
    (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value (See Note 4 for the balance and activity of financial instruments). The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:

..   The fair value of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office ("NAIC IAO").

..   The fair value of derivatives is determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.

.. The carrying value of all other financial instruments approximates fair value due to the short term nature.

Cash Equivalents and Short Term Investments

Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



Bonds (including Loan Backed and Structured Securities)

Loan-backed and structured securities ("LBaSS") include residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and asset-backed securities ("ABS"), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC IAO designation of "1" or "2" (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of "3", "4", "5", "5*", "6" or "6*" (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed and have not received a designation in over a year, from the NAIC IAO, are assigned a 6* designation and carried at zero, with unrealized losses charged to surplus. Bond and LBaSS securities that have been filed and received a 6* designation can carry a value greater than zero. Bond and LBaSS securities are assigned a 5* designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities ("MBS") and ABS prepayment assumptions are obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of unamortized premiums, discounts and impairments. Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks

Perpetual preferred stocks with an NAIC rating of "P1" or "P2", having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of "RP1" or "RP2", which have characteristics of debt securities, are carried at amortized cost. All preferred stocks with an NAIC rating of "3" through "6" are carried at the lower of amortized cost or fair value.

Unaffiliated Common Stock Securities

Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as unrealized gains (losses) in Unassigned surplus, or as realized losses in the event a decline in value is determined to be other than temporary.

Investments in subsidiaries and affiliated companies

Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates operations (including any nonadmitted amounts). The Company's share of undistributed earnings and losses of affiliates is recorded as unrealized gains (losses) in Unassigned surplus.

18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



Investments in joint ventures, partnerships and limited liability companies

Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus. Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as unrealized gains (losses) in Unassigned surplus, while changes resulting from amortization are recorded as Net investment income.

Derivatives

Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus.

Net investment income and gain/loss

Investment income is recorded as earned and includes interest, dividends and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans, that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment

If a bond is determined to have an OTTI in value the cost basis is written down to fair value as its new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:

..   The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;

..   Fundamental credit risk of the issuer exists; and/or

..   Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected regardless of management's ability or intent to hold the security.

Common and preferred stock investments whose fair value is less than their carrying value or is at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:

..   If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred;

..   If the investments are trading at a significant (25 percent or more)
    discount to par, amortized cost (if lower) or cost for an extended period of time based on facts and circumstances of the investment; or

19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


..   If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or,

..   If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:

..   If an order of liquidation or other fundamental credit issues with the partnership exists;

..   If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;

..   If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or

..   If other qualitative/quantitative factors indicating an OTTI exist based on facts and circumstances of the investment.

Equities in Pools & Associations

The Company accounts for its participation in the business pooled via the Association (see Note 6) and its deposit in the Association by recording the Company's share of:

..   direct and assumed premium as gross premium,

..   underwriting and net investment income results in the Statements of
    Operations and Changes in Capital and Surplus,

..   insurance and reinsurance balances in the Statements of Admitted Assets,

..   all other non-insurance assets and liabilities held by the Association, all of which are on its members' behalf, as Equities in Underwriting Pools and Associations in the Statements of Admitted Assets, and

..   cashflows in the Statements of Cash Flows.

Foreign Currency Translation

Foreign currency denominated assets and liabilities are translated into U.S. dollars using rates of exchange prevailing at the period end date. Revenues, expenses, gains, losses and surplus adjustments, of non-U.S. operations are translated into U.S. dollars based on weighted average exchange rate for the period. All gains or losses due to translation adjustments recorded as unrealized gains (losses) within Unassigned Surplus in the Statements of Liabilities, Capital and Surplus. All realized gains and losses due to exchange differences between settlement date and transaction date resulting from foreign currency transactions, not in support of foreign insurance operations, are included in Net realized capital gains (losses) in the Statements of Operations and Changes in Capital and Surplus.

Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and Other Postretirement Benefit Plans

The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

In August 2015, AIG amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG and its subsidiaries.

AIG sponsors various defined contribution plans that provide for pre-tax salary reduction contributions by its U.S. employees. The most significant plan is the AIG Incentive Savings Plan, to which the Company makes matching contributions of 100 percent of the first six percent of employee contributions, subject to Internal Revenue Service imposed limitations. Effective January 1, 2016, participants began receiving an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service ("IRS")-imposed limitations.

20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The Company incurred employee related costs related to defined benefit and defined contribution plans during 2017, 2016 and 2015 of $10, $10 and $5, respectively.

Depreciation

Certain assets, principally electronic data processing ("EDP") equipment, software and leasehold improvements are designated as nonadmitted assets and their net book value is deducted from surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement.

Income Taxes

The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the "Tax Sharing Agreement") with AIG, approved by the Company's Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred income tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:

..   The sections of the Internal Revenue Code relating to Alternative Minimum
    Tax ("AMT") are applied, but only if the AIG consolidated group is subject to AMT in the Consolidated Tax Liability, and;

..   The impact of Deferred Intercompany Transactions (as defined in Treas. Reg.
    (S)1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. (S)1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg. (S)1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Under the Tax Sharing Agreement, income tax liabilities related to uncertain tax positions and tax authority audit adjustments ("TAAAs") shall remain with the Company for which the income tax liabilities relate. Furthermore, if and when such income tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional income tax liabilities, benefits or rights to any refunds due, remains with the Company.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability. As of December 31, 2017, the Company's separate return liability did not exceed the AIG consolidated tax liability and therefore no amounts were maintained in escrow.

Deferred Taxes

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets requires it to consider all available evidence, including:

..   the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

..   the sustainability of recent operating profitability of our subsidiaries;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences, and;

..   prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2. Accounting Adjustments to Statutory Basis Financial Statements

A. Change in Accounting Principles

2017 Changes

The Company did not adopt any material changes in the Statements of Statutory Accounting Principles ("SSAP") in 2017.

2016 Changes

In 2016, the Company adopted the following change in the SSAP:

Going Concern: In June 2015, the Statutory Accounting Principles Working Group adopted changes to SSAP No.1, Disclosures of Accounting Policies, Risks & Uncertainties, and Other Disclosures ("SSAP 1"), with a December 31, 2016 effective date, requiring management to evaluate whether there are conditions that give rise to substantial doubt over the Company's ability to continue as a going concern within one year from the financial statement issuance date. Conditions that would give rise to substantial doubt ordinarily relate to the Company's ability to meet its obligations as they become due. If substantial doubt arises over the Company's ability to continue as a going concern, the Company shall provide disclosure detailing management's evaluation and the consideration of management's plans to alleviate any substantial doubt. The adoption of this change did not have an effect on the Company's financial condition, results of operations or cash flows.

2015 Changes

In 2015, the Company adopted the following change in the SSAP:

Cash Flow: In March 2015, the Statutory Accounting Principles Working Group adopted revisions to SSAP No. 69, Statement of Cash Flow ("SSAP 69"), with a December 31, 2015 effective date to clarify cash flow shall include cash, cash equivalents and short-term investments. Disclosure of non-cash items affecting assets and liabilities was expanded to include non-cash operating items in addition to financing and investing items. The Company has adopted and applied these revisions in the 2015 Statements of Cash Flows and related disclosures.

B. Adjustments to Surplus

During 2017, 2016 and 2015 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $38, $66 and $(27), respectively. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP 3"), the corrections of errors have been reported in the 2017, 2016 and 2015 statutory financial statements as adjustments to Unassigned surplus. The impact of these corrections would have decreased the 2016 pre-tax income by $21 and increased the 2015 pre-tax income by $8. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on a quantitative and qualitative analysis. The impact to surplus, assets and liabilities as of January 1, 2017, 2016 and 2015 is presented in the following tables:

22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


                                                    Policyholders' Total Admitted
2017 Adjustments                                       Surplus         Assets     Total Liabilities
----------------                                    -------------- -------------- -----------------
Balance at December 31, 2016                            $6,448        $29,684          $23,236
Adjustments to beginning Capital and Surplus:
   Asset corrections                                        27             27               --
   Liability corrections                                     3             --               (3)
   Income tax corrections                                    8              8               --
                                                        ------        -------          -------
Total adjustments to beginning Capital and Surplus          38             35               (3)
                                                        ------        -------          -------
Balance at January 1, 2017 as adjusted                  $6,486        $29,719          $23,233
                                                        ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of the recording of real estate step up gains.

Liability corrections - The decrease in total liabilities is primarily the result of a) a decrease due to an over-accrual of insurance taxes, licenses and fees; partially offset by b) an increase resulting from the understatement of losses; c) an increase due to understatement of interest expense on environmental funds held and d) an increase for direct business which was being accounted for as Deposit Accounting in error.

Income tax corrections - The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

                                                    Policyholders' Total Admitted
2016 Adjustments                                       Surplus         Assets     Total Liabilities
----------------                                    -------------- -------------- -----------------
Balance at December 31, 2015                            $6,641        $26,103          $19,462
Adjustments to beginning Capital and Surplus:
   Asset corrections                                        42             42               --
   Liability corrections                                    (3)            --                3
   Income tax corrections                                   27             27               --
                                                        ------        -------          -------
Total adjustments to beginning Capital and Surplus          66             69                3
                                                        ------        -------          -------
Balance at January 1, 2016 as adjusted                  $6,707        $26,172          $19,465
                                                        ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of a) an increase due to an overcharge of claims service fees related to an internally developed system; partially offset by b) a decrease due to understatement of the prior year expense allocation; and c) a decrease related to unsupported ceded premiums.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase due to ceded losses reversed without consideration of contract limits; b) an increase due to recording of unsupported ceded reserves; and c) an increase resulting from losses understated on certain client accounts; partially offset by d) a decrease related to an overstatement of profit share between AIG PC Pool companies and AIG Warranty Guard Agency.

Income tax corrections - The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


                                                    Policyholders' Total Admitted
2015 Adjustments                                       Surplus         Assets     Total Liabilities
----------------                                    -------------- -------------- -----------------
Balance at December 31, 2014                            $7,248        $26,408          $19,160
Adjustments to beginning Capital and Surplus:
   Asset corrections                                        (1)            (1)              --
   Liability corrections                                   (27)            --               27
   Income tax corrections                                    1              1               --
                                                        ------        -------          -------
Total adjustments to beginning Capital and Surplus         (27)            --               27
                                                        ------        -------          -------
Balance at January 1, 2015 as adjusted                  $7,221        $26,408          $19,187
                                                        ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The decrease in total admitted assets is primarily the result of a) a decrease in accrued retrospective premiums resulting from an overstatement of an accrual; b) a decrease in amounts recoverable from reinsurers due to the correction of a coding error; and c) a decrease in other assets due to a reduction of deductible recoverables on programs where the aggregate loss limits were already met; partially offset by d) an increase in deferred premiums due to unrecorded fee revenue; and e) an increase in equities and deposits in pools and associations resulting from a duplication in the expenses recorded.

Liability corrections -The increase in total liabilities is primarily the result of a) an increase in losses due to data remediation in addition to certain claims that were not adequately reserved; and b) corrections to the state tax payable account; partially offset by c) a decrease in other expenses and payable to parent, subsidiaries and affiliates due to the overstatement of prior year end expense accruals; d) decrease in taxes, licenses, and fees related to amounts improperly reflected; and e) a decrease in funds held by company under reinsurance treaties and unearned premiums due to data remediation.

Income tax corrections -The increase in the tax assets is primarily the result of the tax effect of the corresponding asset and liability corrections, as well as partnership basis adjustments.

3. Investments

A. Bond Investments

The reconciliation from carrying value to fair value of the Company's bond investments as of December 31, 2017 and 2016 are outlined in the tables below:

                                                                               Gross      Gross
                                                                    Carrying Unrealized Unrealized  Fair
December 31, 2017                                                    Value     Gains      Losses    Value
-----------------                                                   -------- ---------- ---------- -------
U.S. governments                                                    $   109     $  2       $ --    $   111
All other governments                                                   207        1         (1)       207
States, territories and possessions                                     664       41         (1)       704
Political subdivisions of states, territories and possessions           752       36         (1)       787
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities and their
  political subdivisions                                              2,944      101        (13)     3,032
Industrial and miscellaneous                                         10,477      565        (52)    10,990
                                                                    -------     ----       ----    -------
Total                                                               $15,153     $746       $(68)   $15,831
                                                                    =======     ====       ====    =======

24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


                                                                                   Gross      Gross
                                                                        Carrying Unrealized Unrealized  Fair
December 31, 2016                                                        Value     Gains      Losses    Value
-----------------                                                       -------- ---------- ---------- -------
U.S. governments                                                        $   161     $  5      $  --    $   166
   All other governments                                                    297        2         (5)       294
   States, territories and possessions                                    1,222       50        (11)     1,261
   Political subdivisions of states, territories and possessions          1,275       45        (11)     1,309
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their
     political subdivisions                                               5,137      115        (71)     5,181
   Industrial and miscellaneous                                          10,761      436       (111)    11,086
                                                                        -------     ----      -----    -------
   Total                                                                $18,853     $653      $(209)   $19,297
                                                                        =======     ====      =====    =======

The carrying values and fair values of bonds at December 31, 2017, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                    Carrying  Fair
            December 31, 2017                        Value    Value
            -----------------                       -------- -------
            Due in one year or less                 $   230  $   232
            Due after one year through five years     2,744    2,814
            Due after five years through ten years    2,155    2,184
            Due after ten years                       2,290    2,395
            Structured securities                     7,734    8,206
                                                    -------  -------
            Total                                   $15,153  $15,831
                                                    =======  =======

B. Mortgage Loan Investments

The minimum and maximum lending rates for mortgage loans during 2017 were:

                                     Minimum        Maximum
                Category          Lending Rate % Lending Rate %
                --------          -------------- --------------
                Retail                 3.8%           4.2%
                Office                 4.3%           4.3%
                Industrial             2.5%           4.0%
                Multi-Family           3.8%           4.4%
                Other Commercial       3.1%           5.0%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 95 percent. The Company's mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2017 and 2016:

25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


                                   Residential            Commercial
                                ----------------- ---------------------------
                           Farm Insured All Other Insured All Other Mezzanine Total
                           ---- ------- --------- ------- --------- --------- ------
2017
   Recorded Investment
   Current                 $--    $--     $339      $--    $1,727      $--    $2,066
   30 - 59 days past due    --     --        1       --        --       --         1
                           ---    ---     ----      ---    ------      ---    ------
   Total                   $--    $--     $340      $--    $1,727      $--    $2,067
                           ---    ---     ----      ---    ------      ---    ------
2016
   Recorded Investment
   Current                  --     --       --       --     1,895       --     1,895
                           ---    ---     ----      ---    ------      ---    ------
   Total                   $--    $--     $ --      $--    $1,895      $--    $1,895
                           ===    ===     ====      ===    ======      ===    ======

C. Loan-Backed and Structured Investments

The Company did not record any non-credit OTTI losses during 2017 and 2016 for LBaSS.

As of December 31, 2017 and 2016, the Company held LBaSS for which it recognized $19 and $28, respectively, of credit-related OTTI based on the present value of projected cash flows being less than the amortized cost of the securities.

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

Years Ended December 31,                                             2017   2016
------------------------                                            ------ ------
Aggregate unrealized losses:
   Less than 12 Months                                              $   28 $   65
   12 Months or longer                                              $    5 $   27
Aggregate related fair value of securities with unrealized losses:.
   Less than 12 Months                                              $2,178 $2,681
   12 Months or longer                                              $  215 $  475

The Company held structured notes as of December 31, 2017 and 2016 with a total carrying value of $128 and $81, respectively. There were no structured notes held as of December 31, 2017 and 2016 which were considered mortgage-referenced securities.

D. Unrealized losses

The fair value of the Company's bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31, 2017 and 2016 are set forth in the tables below:

26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


December 31, 2017                                               Less than 12 Months   12 Months or Longer          Total
-----------------                                              --------------------  --------------------  --------------------
                                                                          Unrealized            Unrealized            Unrealized
Description of Securities                                      Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------------------                                      ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                                                 $    8      $ --       $ --       $ --      $    8     $  --
All other governments                                               138        (3)        23         (1)        161        (4)
States, territories and possessions                                  49        (1)         6         --          55        (1)
Political subdivisions of states, territories and possessions        35        --         35         (1)         70        (1)
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities
  and their political subdivisions                                  541       (12)       100         (1)        641       (13)
Industrial and miscellaneous                                      2,674       (46)       625        (16)      3,299       (62)
                                                                 ------      ----       ----       ----      ------     -----
Total bonds                                                      $3,445      $(62)      $789       $(19)     $4,234     $ (81)
                                                                 ------      ----       ----       ----      ------     -----
Affiliated                                                           --        --        128        (49)        128       (49)
Non-affiliated                                                        5        --         --         --           5        --
                                                                 ------      ----       ----       ----      ------     -----
Total common stocks                                              $    5      $ --       $128       $(49)     $    5     $ (49)
                                                                 ------      ----       ----       ----      ------     -----
Total stocks                                                     $    5      $ --       $128       $(49)     $  133     $ (49)
                                                                 ------      ----       ----       ----      ------     -----
Total bonds and stocks                                           $3,450      $(62)      $917       $(68)     $4,367     $(130)
                                                                 ======      ====       ====       ====      ======     =====

December 31, 2016                                        Less than 12 Months   12 Months or Longer          Total
-----------------                                       --------------------  --------------------  --------------------
                                                                   Unrealized            Unrealized            Unrealized
Description of Securities                               Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------------------                               ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                                          $    9     $  --      $   --      $ --      $    9     $  --
All other governments                                        179        (6)         18        (1)        197        (7)
States, territories and possessions                          325       (11)         --        --         325       (11)
Political subdivisions of states, territories and
  possessions                                                433       (11)         --        --         433       (11)
Special revenue and special assessment obligations and
  all non-guaranteed obligations of agencies and
  authorities and their political subdivisions             2,056       (71)         --        --       2,056       (71)
Industrial and miscellaneous                               3,175       (73)        800       (50)      3,975      (123)
                                                          ------     -----      ------      ----      ------     -----
Total bonds                                                6,177      (172)        818       (51)      6,995      (223)
                                                          ------     -----      ------      ----      ------     -----
Affiliated                                                    --        --         222       (41)        222       (41)
Non-affiliated                                                --        --          --        --          --        --
                                                          ------     -----      ------      ----      ------     -----
Total common stocks                                           --        --         222       (41)        222       (41)
                                                          ------     -----      ------      ----      ------     -----
Preferred stocks                                              17        --          --        --          17        --
                                                          ------     -----      ------      ----      ------     -----
Total stocks                                                  17        --         222       (41)        239       (41)
                                                          ------     -----      ------      ----      ------     -----
Total bonds and stocks                                    $6,194     $(172)     $1,040      $(92)     $7,234     $(264)
                                                          ======     =====      ======      ====      ======     =====

E. Realized Gains (Losses)

Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2017, 2016 and 2015 were as follows:

Years ended December 31         2017               2016               2015
-----------------------  ------------------ ------------------ -----------------
                                   Equity             Equity             Equity
                          Bonds  Securities  Bonds  Securities  Bonds  Securities
                         ------  ---------- ------  ---------- ------  ----------
Proceeds from sales      $5,648     $59     $3,895     $34     $3,176     $178
Gross realized gains         79       5         83      12         61        2
Gross realized losses       (69)     --        (48)     --        (34)      (3)

27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



F. Derivative Financial Instruments

The Company holds currency as well as interest rate derivative financial instruments in the form of currency swaps, interest rate swaps, and currency forwards and futures to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily JPY). Additionally, interest rate derivatives were entered into to manage risk from fluctuating interest rates in the market, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. The interest rate derivatives are cash flow hedges of the company's exposure to fluctuations in LIBOR/EURIBOR rates on investments in collateralized loan obligations.

Market Risk

The Company is exposed under these types of contracts to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in interest rates and exchange rates.

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements

The Company is subject to collateral requirements on its currency and interest rate derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments. For interest rate swaps, the Company is required to make payments based on a floating rate (LIBOR/EURIBOR) on a fixed payment date.

The currency and interest rate derivatives do not qualify for hedge accounting. As a result, the Company's currency and interest rate contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains (losses) in Unassigned Surplus within the Statements of Operations and Changes in Capital and Surplus until the derivative expires at which time the related unrealized amounts are recognized in Net realized capital gains (losses).

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the years ended December 31, 2017 and 2016.

                                           December 31, 2017           Year ended December 31, 2017
                                    ------------------------------  ----------------------------------
                                    Outstanding Notional            Realized Capital Unrealized capital
Derivative Financial Instrument            Amount        Fair Value gains/ (losses)   gains / (losses)
-------------------------------     -------------------- ---------- ---------------- ------------------
Swaps                                       $583            $(15)         $(9)              $(44)
Forwards                                     250               1            1                  4
                                            ----            ----          ---               ----
Total                                       $833            $(14)         $(8)              $(40)
                                            ====            ====          ===               ====

                                           December 31, 2016           Year ended December 31, 2016
                                    ------------------------------  -----------------------------------
                                    Outstanding Notional            Realized Capital Unrealized capital
Derivative Financial Instrument            Amount        Fair Value  gains/(losses)    gains / losses
-------------------------------     -------------------- ---------- ---------------- ------------------
Swaps                                       $860            $29           $51               $11
Forwards                                     112             (3)           (7)               --
                                            ----            ---           ---               ---
Total                                       $972            $26           $44               $11
                                            ====            ===           ===               ===

G. Other Invested Assets

During 2017, 2016 and 2015, the Company recorded OTTI losses on investments in joint ventures and partnerships of $81, $66, and $52, respectively.

28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



H. Investment Income

The Company had $1 and $0 accrued investment income receivables over 90 days past due as of December 31, 2017 and 2016, respectively. Investment expenses of $42, $33 and $32 were included in Net investment income earned for the years ended December 31, 2017, 2016 and 2015, respectively.

I. Restricted Assets

The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $1,645 and $1,437 as of December 31, 2017 and 2016, respectively.

4. Fair Value of Financial Instruments

The following tables present information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement as of December 31, 2017 and 2016:

             December 31, 2017       Level 1 Level 2 Level 3 Total
             -----------------       ------- ------- ------- -----
             Bonds                    $ --    $245     $65   $310
             Common stocks             136     276      22    434
             Mutual funds                1       2      --      3
             Derivative assets          --       6      --      6
             Derivative liabilities     --     (20)     --    (20)
                                      ----    ----     ---   ----
             Total                    $137    $509     $87   $733
                                      ====    ====     ===   ====

             December 31, 2016       Level 1 Level 2 Level 3 Total
             -----------------       ------- ------- ------- -----
             Bonds                    $ --    $255     $66   $321
             Common stocks              99      --      21    120
             Derivative assets          --      29      --     29
             Derivative liabilities     --      (4)     --     (4)
             Mutual funds                3      --      --      3
                                      ----    ----     ---   ----
             Total                    $102    $280     $87   $469
                                      ====    ====     ===   ====

During the year ended December 31, 2017, $2 of common stocks transferred from level 1 to level 2 as an alternative method was utilized to determine fair value as active market price was not readily accessible. There were no assets carried at fair value that were transferred between level 1 and level 2 during 2016.

29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



A. Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended December 31, 2017 and 2016.

                                                       Total Realized
                                                       Gains (Losses)                 Purchases,
               Beginning                                included in     Unrealized      Sales,
               Balance at                                   Net       Gains (Losses)  Issuances,   Balance at
               January 1, Transfers into Transfers out   Investment    Included in   Settlements, December 31,
                  2017       Level 3      of Level 3       Income        Surplus         Net          2017
               ---------- -------------- ------------- -------------- -------------- ------------ ------------
Bonds             $66          $16           $(85)          $(1)           $--           $69          $65
Common stocks      21           --             --             5             --            (4)          22
                  ---          ---           ----           ---            ---           ---          ---
Total             $87          $16           $(85)          $ 4            $--           $65          $87
                  ===          ===           ====           ===            ===           ===          ===

For the year ended December 31, 2017, bonds of $16 were transferred into Level 3 because of a lack of observable market data due to a decrease in market activity for these securities. Bonds of $85 were transferred out of Level 3 because observable market data became available for these securities.

                                                          Total Realized
                                                          Gains (Losses)                 Purchases,
                  Beginning                                included in     Unrealized      Sales,
                  Balance at                                   Net       Gains (Losses)  Issuances,   Balance at
                  January 1, Transfers into Transfers out   Investment    Included in   Settlements, December 31,
December 31,2016     2016       Level 3      of Level 3       Income        Surplus         Net          2016
----------------  ---------- -------------- ------------- -------------- -------------- ------------ ------------
 Bonds               $56          $45           $(68)           $6            $(1)          $28          $66
 Common Stocks        --           --             --             2             --            19           21
                     ---          ---           ----            --            ---           ---          ---
 Total               $56          $45           $(68)           $8            $(1)          $47          $87
                     ===          ===           ====            ==            ===           ===          ===

For the year ended December 31, 2016, bonds of $45 transferred into Level 3 during 2016 because of a lack of observable market data due to a decrease in market activity for these securities. Bonds of $68 transferred out of Level 3 because observable market data became available for these securities.

B. Fair Value of all Financial Instruments

The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2017 and 2016:

                                             Aggregate Fair                                          Not Practicable
December 31, 2017                                Value      Admitted Assets Level 1 Level 2  Level 3  (Carry Value)
-----------------                            -------------- --------------- ------- -------  ------- ---------------
Bonds                                           $15,831         $15,153      $ --   $11,434  $4,397        $--
Cash equivalents and short-term investments         138             138       138                --         --
Common stock                                        445             445       136       288      21         --
Derivative assets                                     6               6        --         6      --         --
Derivative liabilities                              (20)            (20)       --       (20)     --         --
Mortgage loans                                    2,079           2,067        --        --   2,079         --
Mutual funds                                          3               3         1         2      --         --
Preferred stock                                      50              49        --        50      --         --
                                                -------         -------      ----   -------  ------        ---
Total                                           $18,532         $17,841      $275   $11,760  $6,497        $--
                                                =======         =======      ====   =======  ======        ===

30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



                                                                        Not
                        Aggregate                                   Practicable
                          Fair    Admitted                            (Carry
December 31, 2016         Value    Assets  Level 1 Level 2  Level 3   Value)
-----------------       --------- -------- ------- -------  ------- -----------
Bonds                    $19,297  $18,853   $ --   $15,636  $3,661      $--
Cash equivalent and
  short-term
  investments                 14       14     11         3      --       --
Common stock                 139      139     99        19      21       --
Derivative assets             29       29     --        29      --       --
Derivative liabilities        (4)      (4)    --        (4)     --       --
Mortgage loans             1,893    1,895     --        --   1,893       --
Mutual funds                   3        3      3        --      --       --
Preferred stock               49       49     --        49      --       --
                         -------  -------   ----   -------  ------      ---
Total                    $21,420  $20,978   $113   $15,732  $5,575      $--
                         =======  =======   ====   =======  ======      ===

5. Reserves for Losses and Loss Adjustment Expenses

A roll forward of the Company's net reserves for losses and LAE as of December 31, 2017, 2016 and 2015, is set forth in the table below:

           December 31,                     2017     2016     2015
           ------------                   -------  -------  -------
           Reserves for losses and LAE,
             end of prior year            $12,210  $13,171  $13,429
           Incurred losses and LAE
             related to:
           Current accident year            4,700    4,377    3,776
           Prior accident year                277    1,102    1,196
                                          -------  -------  -------
           Total incurred losses and LAE  $ 4,977  $ 5,479  $ 4,972
                                          -------  -------  -------
           Paid losses and LAE related
             to:
           Current accident year           (1,140)  (1,123)    (980)
           Prior accident year             (3,932)  (5,317)  (4,250)
                                          -------  -------  -------
           Total paid losses and LAE       (5,072)  (6,440)  (5,230)
                                          -------  -------  -------
           Reserves for losses and LAE,
             end of current year          $12,115  $12,210  $13,171
                                          =======  =======  =======

After applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $277 during 2017 which includes a decrease in loss reserve discount on prior accident years of $45. Under the ADC, 80 percent of the reserve risk on substantially all of our commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior loss reserve development of $452.

The unfavorable prior year development is generally a result of the following:

   . Unfavorable prior year development in excess casualty and primarily general liability products within Other Liability - Occurrence line of business, driven primarily by increases in underlying severity and greater than expected loss experience in accident year 2016 as well as increased development from claims related to construction defects and construction wrap business (largely from accident years 2006 and prior);

   . Unfavorable prior year development in excess casualty and directors and officers ("D&O") within Other Liability - Claims-Made line of business, covering privately owned and not-for-profit insureds. The D&O development was predominantly in accident year 2016 and resulted largely from increases in bankruptcy-related claims and fiduciary liability claims for large educational institutions; and

   . Unfavorable prior year development primarily driven by commercial auto business in the program business unit. A significant portion of this development came from accident year 2016 with much of it related to programs that have been terminated over the past year.

During 2016, the Company reported adverse loss and LAE net reserve development of $1,102 which includes a loss reserve discount of $152 due to accretion. The adverse development is comprised mainly of development on the Primary Workers Compensation class of business of $669, the Primary General Liability class of business of $270, the Excess Casualty class of business of $268, the Medical Malpractice class of business of $152, the Primary Commercial Auto class of business of $123, and the Programs class of business of $131. In addition, favorable prior year loss development on retrospectively rated policies was $12 as of December 31, 2016, which was offset by additional return premiums. Original estimates are adjusted as additional information becomes known regarding individual claims. As a result of the ADC, there was $514 of prior year development (net of discount) ceded to NICO. Refer to Note 1 for further details regarding this transaction.

31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


During 2015, the Company reported adverse loss and LAE net reserve development of $1,196 which includes a loss reserve discount charge of $78 due to accretion. The adverse development is comprised of development on the Excess Casualty class of business of $457, the Primary Casualty class of business of $338, the Healthcare class of business of $143. Original estimates are increased or decreased, as additional information becomes known regarding individual claims. Included in this increase is $15 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2015, which was offset by additional premiums.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $252, $242 and $189 as of December 31, 2017, 2016 and 2015, respectively. The Company paid $32, $36 and $11 in the reporting period to settle 233, 54 and 236 claims related to extra contractual obligations or bad faith claims stemming from lawsuits as of December 31, 2017, 2016 and 2015, respectively.

A. Asbestos/Environmental Reserves

The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

                                         Asbestos Losses   Environmental Losses
                                       ------------------  -------------------
December 31,                           2017   2016   2015  2017   2016   2015
------------                           ----  -----  -----  ----   ----   ----
Direct -
Loss and LAE reserves, beginning of
  year                                 $838  $ 819  $ 969  $255   $149   $ 97
   Impact of pooling restructure
     transaction                         --    137     --    --     25     --
Incurred losses and LAE                   2     37    (29)    1     91     62
   Calendar year paid losses and LAE    (43)  (155)  (121)  (41)   (10)   (10)
                                       ----  -----  -----  ----   ----   ----
Loss and LAE Reserves, end of year     $797  $ 838  $ 819  $215   $255   $149
                                       ----  -----  -----  ----   ----   ----

Assumed reinsurance -
Loss and LAE reserves, beginning of
  year                                 $249  $ 264  $ 273  $ 15   $ 14   $ 13
   Impact of pooling restructure
     transaction                         --     43     --    --      2     --
Incurred losses and LAE                  27      1     33     6     (1)     1
   Calendar year paid losses and LAE    (18)   (59)   (42)   (2)    --     --
                                       ----  -----  -----  ----   ----   ----
Loss and LAE Reserves, end of year     $258  $ 249  $ 264  $ 19   $ 15   $ 14
                                       ----  -----  -----  ----   ----   ----

Net of reinsurance -
Loss and LAE reserves, beginning of
  year                                 $  1  $   9  $  --  $ --   $ --   $ 55
   Impact of pooling restructure
     transaction                         --      2     --    --     --     --
Incurred losses and LAE                  --     --     --    --     --     37
   Calendar year paid losses and LAE     --    (10)     9    --     --    (92)
                                       ----  -----  -----  ----   ----   ----
Loss and LAE Reserves, end of year     $  1  $   1  $   9  $ --   $ --   $ --
                                       ====  =====  =====  ====   ====   ====

The Company estimates the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

Included in the table above are loss and LAE IBNR and bulk reserves arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



              Asbestos                         Loss Reserves LAE Reserves
              December 31,                     2017   2016   2017   2016
              ------------                     ----   ----   ----   ----
              Direct basis:                    $406   $444   $45    $49
              Assumed reinsurance basis:         78     68     9      8
              Net of ceded reinsurance basis:    --     --    --     --

              Environmental                    Loss Reserves LAE Reserves
              December 31,                     2017   2016   2017   2016
              ------------                     ----   ----   ----   ----
              Direct basis:                    $68    $90    $29    $39
              Assumed reinsurance basis:         3      4      1      2
              Net of ceded reinsurance basis:   --     --     --     --

B. Loss Portfolio Transfer

As of February 12, 2018, the Company terminated and commuted certain existing reinsurance agreements with Eaglestone Reinsurance Company ("Eaglestone"). At the same time, the Company ceded substantially all commuted business as well as additional business through various loss portfolio transfer reinsurance agreements to DSA Reinsurance Company Limited ("DSA RE"). Refer to Note 12 for additional information on both the commutation and subsequent cessions.

Effective December 2015, certain AIG affiliated insurers (collectively, the "Reinsureds", each of which is a member of the Combined Pool) entered into four loss portfolio transfer reinsurance agreements with Eaglestone. Under these agreements, the Reinsureds ceded loss portfolio transfers of certain liabilities as follows: (1) Legacy Environmental loss reserves, (2) certain "Runoff" loss reserves, (3) certain Environmental Impairment Liability loss reserves, and (4) certain Medical Malpractice loss reserves. The total consideration paid by the Reinsureds, on a funds withheld basis, was approximately $1,490, equal to the total of the subject reserves for unearned premiums, and nominal losses and loss adjustment expenses (including IBNR). Pursuant to a permitted practice approved by the Company's regulator, the Company recognized its share of the consideration paid as paid losses, rather than as ceded premiums written and earned. Following the cession, the Company recognized a reduction in discount of $13 on the assumed loss reserves associated with one of the LPT agreements.

NAIC SAP allows for prospective accounting treatment for intercompany reinsurance agreements among companies 100% owned by a common parent provided there is no gain in surplus as a result of the transaction. Transfer of consideration in an amount equal to the statutory book value of the net reinsured liabilities ensures that there is no impact to surplus. In determining whether there was a gain in surplus as a result of the transaction, the Company excludes certain second order accounting effects, including loss reserve discounts and deferred tax effects. As a result, all of the LPT agreements are treated as prospective reinsurance by all parties to the LPTs.

C. Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment
   Expenses

The Company discounts its workers' compensation (both tabular and non-tabular) reserves.

The calculation of the Company's tabular discount is based upon the mortality table used in the 2007 US Decennial Life Table, and applying a 3.5 percent interest rate. Only case basis reserves are subject to tabular discounting. The December 31, 2017 and 2016 liabilities include $781 and $1,619 of such discounted reserves, respectively.

Tabular Reserve Discount

The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2017, 2016 and 2015.

               Lines of Business                   2017 2016 2015
               -----------------                   ---- ---- ----
               Workers' Compensation
               Case Reserves                       $134 $96  $191

As of December 31, 2017 and 2016, the tabular case reserve discount is presented net of the ceded discount related to the ADC of $162 and $154, respectively.

33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


Non-Tabular Discount

The Company's non-tabular workers' compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company's reserves as of December 31, 2017, 2016 and 2015.

               Lines of Business                   2017 2016 2015
               -----------------                   ---- ---- ----
               Workers' Compensation
               Case Reserves                       $86  $159 $306

As of December 31, 2017 and 2016, the non-tabular case reserve discount is presented net of the ceded discount related to the ADC of $187 and $260, respectively.

6. Related Party Transactions

A. Combined Pooling Agreement

2017 Pooling Restructure Transaction

As described in Note 1, effective January 1, 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies. In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during March 2017. The change in the Combined Pooling Agreement had no effect on the Company's reported assets, liabilities, surplus, operations or cash flow, as the Company's participation in the pool remained the same.

2016 Pooling Restructure Transaction

In 2016, the Combined Pooling Agreement was amended and restated among the twelve member companies. In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during February 2016. C&I distributed to AIG PC US, its parent, an amount of $700, of which $158 was an extraordinary dividend and $542 was a return of capital. Subsequently, AIG PC US made a contribution to American Home in the amount of $700.

34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The following table shows the changes in assets, liabilities and surplus as a result of the 2016 Pooling Restructure Transaction:

                                                                            Amount
                                                                           -------
Assets:
   Agents' balances or uncollected premiums                                $   286
   Amounts recoverable from reinsurers                                          51
   Funds held by or deposited with reinsured companies                          31
   Other insurance assets                                                       37
                                                                           -------
       Total Assets                                                            405
                                                                           -------
Liabilities
   Unearned premium reserves (net)                                             521
   Reinsurance payable on paid losses and loss adjustment expenses              34
   Reserves for losses and loss adjustment expenses (net)                    2,265
   Funds held by company under reinsurance treaties                            227
   Ceded reinsurance premiums payable                                           47
   Other insurance liabilities                                                 140
                                                                           -------
       Total Liabilities                                                   $ 3,234
                                                                           -------
Statements of Operations and Changes in Surplus
   Net premiums written                                                    $   521
   Change in unearned premium reserves                                        (521)
                                                                           -------
   Premiums earned                                                              --
                                                                           -------
   Other underwriting expenses incurred                                         82
                                                                           -------
                                                                           -------
   Net loss                                                                    (82)
                                                                           -------
                                                                           -------
       Total change in Surplus                                                 (82)
                                                                           -------
Net Impact                                                                 $ 2,747
                                                                           -------
Consideration received
Securities received                                                        $    18
Cash received                                                                2,729
                                                                           -------
Consideration Received                                                     $ 2,747
                                                                           =======

Other underwriting expenses incurred represent the net expense allowance impact to the Company pursuant to the Combined Pooling Agreement.

The Company received a permitted practice from the domiciliary state that resulted in the reporting of consideration for the transfer of undiscounted loss reserves as paid (or negative paid) losses within losses incurred, rather than presenting such amounts within premiums written and earned. This permitted practice only relates to the inception of the pooling arrangement. As a result, the consideration paid relating to unearned premium is reflected as negative premiums written, as offset by the change in unearned premium, and the consideration relating to the transfer of undiscounted loss reserves and loss adjustment expenses was recorded as negative paid losses, as offset by the change in net losses incurred. This permitted practice had no effect upon net income or surplus for the period.

35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


Statutory accounting principles allow for prospective accounting treatment for modifications to existing intercompany pooling agreements that do not result in a gain in surplus to the insurance group or to impacted companies. Transfer of both assets and the liabilities valued at statutory book value ensures that there is no impact to surplus as a result of implementing a modification to an existing pooling arrangement. Under the terms of the Combined Pooling agreement, which was approved by the individual company's Insurance Department state of domicile, all assets and liabilities were transferred at statutory book value, gross of admissibility, recoverability allowances, provisions and discount amounts. Due to the adjustment for these amounts, there were impacts to the individual companies' net income and surplus amounts, mainly due to the prescribed or permitted practices of the individual company's Insurance Department state of domicile in comparison to other states of domicile. Specifically, changes in discount resulting from the net reduction in workers' compensation reserves retained following the reduction in the Company's pooling participation were reflected as a charge to income based on the state prescribed discount rates. In addition, the Companies were compensated for any previous acquisition costs associated with unearned premium reserves that were subject to transfer, as well as certain expense reallocations that had no effect to the Combined Pool. As a result of the transaction, the Company recorded an increase/(decrease) in its Assets, Liabilities, Surplus and Net Income subsequent to the changes associated with the net consideration received (described above), yet inclusive of the change in discount, acquisition costs and expense reallocation adjustments as follows:

                                  Net Admitted
  Line Description                   Assets    Liabilities Surplus Net Income
  ----------------                ------------ ----------- ------- ----------
  Change in nonadmitted assets        $--          $--      $(21)     $ --
  Workers' compensation discount       --           --        83        83
  Other allocations                    --           --       (20)      (14)
                                      ---          ---      ----      ----
  Total                               $--          $--      $ 42      $ 69
                                      ===          ===      ====      ====

B. American International Overseas Association

AIG formed the Association, a Bermuda exempted limited partnership, in 1976, as the pooling mechanism for AIG's international general insurance operations. At the time of forming the Association, the member companies entered into a reinsurance agreement to govern the business pooled in the Association. The current participation percentages for the Association Pool member companies are set forth in the table below.

                                                   NAIC Co. Participation
      Member Company                                 Code      Percent
      --------------                               -------- -------------
      Combined Pool Member companies, as follows:
      National Union                                19445        78%
      New Hampshire                                 23841        12%
      American Home                                 19380        10%

The Company's participation in the Association is pooled among all Pool members in proportion to their participation in the Combined Pool.

36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


C. Significant Transactions

The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2017, 2016 and 2015 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2017, 2016 and 2015:



                                                 Assets Received by       Assets Transferred by
2017                                                 the Company               the Company
----                                            ---------------------  ---------------------------
Date of      Explanation of                     Statement
Transaction  Transaction     Name of Affiliate    Value   Description  Statement Value Description
-----------  --------------  -----------------  --------- -----------  --------------- -----------
 01/19/17    Purchase of
             securities       AIG, Inc.           $264    Securities        $264             Cash
 10/31/17    Purchase and
             sale of
             securities       Lexington            343    Securities         359       Securities
 10/31/17    Purchase of
             securities       Lexington             16          Cash          --
 10/31/17    Purchase and
             sale of
             securities       National Union       499    Securities         507       Securities
 10/31/17    Purchase of
             securities       National Union         9          Cash          --

                                                          Assets Received by           Assets Transferred by
2016                                                          the Company                   the Company
----                                                ------------------------------- ---------------------------
Date of      Explanation of
Transaction   Transaction         Name of Affiliate Statement Value   Description   Statement Value Description
-----------  --------------       ----------------- --------------- --------------- --------------- -----------
 01/25/16    Receivable for  (a)   AIG PC US             $650            Securities      $ --
             Capital
             Contribution
 02/29/16    Capital               AIG PC US              700            Securities        --
             Contribution
 06/30/16    Dividend              AIG PC US               --                             300       Securities
 09/30/16    Dividend              AIG PC US               --                             300       Securities
 Various     Sale of               The Variable           310                             310             Cash
             Securities            Annuity Life
                                   Insurance
                                   Company
 Various     Purchase of           American               187       Securities/Cash       187       Securities
             Securities            General Life
                                   Insurance
                                   Company

(a)  Refer to Note 11 for more detail.

37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)





                                                                      Assets Received by           Assets Transferred by
2015                                                                      the Company                   the Company
----                                                            ------------------------------- ---------------------------
Date of
Transaction Explanation of Transaction       Name of Affiliate  Statement Value  Description    Statement Value Description
----------- --------------------------       -----------------  --------------- --------------- --------------- -----------
 02/02/15         Dividend                    AIG PC US              $ --                            $600             Cash
 03/27/15         Purchase of                 AIG                     149           Securities        149             Cash
                  securities
 04/20/15         Sale of                     National Union          180                 Cash        180       Securities
                  securities
 05/01/15         Purchase of                 National Union          171           Securities        171             Cash
                  securities
 05/15/15         Sale of                     Eaglestone              164                 Cash        164       Securities
                  securities
 05/15/15         Purchase of                 Eaglestone              164           Securities        164             Cash
                  securities
 06/29/15         Dividend                    AIG PC US                --                   --        286       Securities
 06/29/15         Dividend                    AIG PC US                --                   --         14             Cash
 06/30/15         Parent loan           (a)   AIG PC US               211                 Cash         --
 07/01/15         Repayment of                AIG PC US                --                   --        211             Cash
                  Parent loan
 08/10/15         Sale of                     National Union          244                 Cash        244       Securities
                  securities
 08/28/15         Dividend                    AIG PC US                --                   --        300             Cash
 12/31/15         Securities                  American                362       Private Equity        362       Securities
                  transferred                 General Life
                                              Insurance
                                              Company
 12/31/15         Capital               (b)   AIG PC US               650          Receivables         --               --
                  Contribution

(a)  Refer to Note 6H for more details on the Parent loan.
(b)  Refer to Note 11 for more details.

D. Purchase of SCA

As part of its legal entity simplification efforts, on April 1, 2015, the Company issued a $122 promissory note to AIU as consideration for the purchase of AIG Insurance Company China Limited. AIU distributed the promissory note within the AIG group of companies, and the promissory note was returned to the Company as a capital contribution.

E. Amounts Due to or from Related Parties

At December 31, 2017 and 2016, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

         As of December 31,                                   2017 2016
         ------------------                                   ---- ----
         Balances with other member pool companies            $  1 $  1
         Balances with other affiliates                          4   12
                                                              ---- ----
         Receivable from parent, subsidiaries and affiliates  $  5 $ 13
                                                              ---- ----
         Balances with National Union                         $658 $406
         Balances with other member pool companies              --    3
         Balances with other affiliates                         16   60
                                                              ---- ----
         Payable to parent, subsidiaries and affiliates       $674 $469
                                                              ==== ====

Current federal and foreign income taxes (payable) recoverable under the Tax Sharing Agreement at December 31, 2017 and 2016 were $(12) and $88, respectively.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2017 or 2016.

38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


F. Guarantees or Contingencies for Related Parties

The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 10.

G. Management, Service Contract and Cost Sharing Arrangements

As an affiliated company of AIG, the Company utilizes centralized services from AIG and its affiliates. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided to the Company.

The following table summarizes fees incurred related to affiliates that exceeded one-half of one percent of the Company's admitted assets during 2017, 2016 and 2015:

                 Affiliates                     2017 2016 2015
                 ----------                     ---- ---- ----
                 AIG Claims Inc.                $201 $173 $250
                 AIG PC Global Services, Inc.*    46  100  166
                                                ---- ---- ----
                    Total                       $247 $273 $416
                                                ==== ==== ====

* AIG PC Global Services, Inc. is below one-half of one percent in 2017 and 2016.

In 2017, 2016 and 2015 management service costs included severance expenses pertaining to an AIG-wide initiative to centralize work streams into lower cost locations and create a more streamlined organization.

H. Borrowed Money

The Company (among other affiliates) is a borrower under a Loan Agreement, with AIG, as lender, pursuant to which the Company may borrow funds from AIG from time to time (the "Loan Facility"). The aggregate amount of all loans that may be outstanding under the Loan Facility at a given time is $500. As of December 31, 2017 and 2016, the Company had no outstanding liability pursuant to this Loan Facility.

Significant debt terms and covenants include the following:

..   The Company must preserve and maintain its legal existence while maintaining all rights, privileges and franchises necessary to the normal conduct of its business;

..   The Company must take, or cause to be taken, all other actions reasonably necessary or desirable to preserve and defend the rights of the Lender to payment hereunder, and to assure to the Lender the benefits hereof, and;

..   The Company must not merge with or into or consolidate with any other person, sell, transfer or dispose of all or substantially all of its assets or undergo any change in the control of its voting stock unless (a) such merger or consolidation is with or into a wholly-owned subsidiary of Lender, (b) such sale or transfer is to a wholly-owned subsidiary of the Lender or (c) the Company receives the prior written authorization from the Lender.

There have been no violations of the terms and covenants associated with the debt issuance.

7. Reinsurance

In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) to an accumulation of losses from a number of smaller events; or c) to provide greater risk diversification. In addition, the Company assumes reinsurance from other insurance companies. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk.

39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The following table presents direct, assumed reinsurance and ceded reinsurance written and earned for the years ended December 31, 2017, 2016 and 2015:

                                      2017           2016           2015
  Years Ended December 31,       -------------- -------------- --------------
                                 Written Earned Written Earned Written Earned
  -------------------------      ------- ------ ------- ------ ------- ------
  Direct premiums                   682     592    715     481    576     378
  Reinsurance premiums assumed:
  Affiliates                      7,243   7,527  8,658   8,182  7,714   7,503
  Non-affiliates                    298     276    311     217    109     160
                                 ------  ------ ------  ------ ------  ------
     Gross premiums               8,223   8,395  9,684   8,880  8,399   8,041
                                 ------  ------ ------  ------ ------  ------
  Reinsurance premiums ceded:
  Affiliates                      1,264   1,205  1,513   1,169  1,118     972
  Non-affiliates                  1,928   2,020  1,903   1,659  1,572   1,574
                                 ------  ------ ------  ------ ------  ------
     Net premiums                $5,031  $5,170 $6,268  $6,052 $5,709  $5,495
                                 ======  ====== ======  ====== ======  ======

As of December 31, 2017 and 2016, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                                Paid  Reserves
                                      Unearned Losses   for
                                      Premium   and    Losses
                                      Reserves  LAE   and LAE
                                      -------- ------ --------
                  December 31, 2017:
                  Affiliates           $1,068   $ 59  $ 9,829
                  Non-affiliates          608    266    7,747
                                       ------   ----  -------
                     Total             $1,676   $325  $17,576
                                       ======   ====  =======
                  December 31, 2016:
                  Affiliates           $1,007   $ 64  $10,436
                  Non-affiliates          700    275    7,865
                                       ------   ----  -------
                     Total             $1,707   $339  $18,301
                                       ======   ====  =======

A. Reinsurance Return Commission

The maximum amount of return commission which would have been due to reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2017 and 2016 with the return of the unearned premium reserve is as follows:

                     Assumed Reinsurance Ceded Reinsurance         Net
                     ------------------  ------------------ -----------------
                     Premium  Commission Premium Commission Premium Commission
                     Reserve    Equity   Reserve   Equity   Reserve   Equity
                     -------  ---------- ------- ---------- ------- ----------
  December 31, 2017
  Affiliates         $4,150      $745    $1,068     $179    $3,082     $566
  All Other             161        29       608      102      (447)     (73)
                     ------      ----    ------     ----    ------     ----
  Total              $4,311      $774    $1,676     $281    $2,635     $493
                     ------      ----    ------     ----    ------     ----
  December 31, 2016
  Affiliates         $4,420      $750    $1,007     $160    $3,413     $590
  All Other             139        24       700      111      (561)     (87)
                     ------      ----    ------     ----    ------     ----
  Total              $4,559      $774    $1,707     $271    $2,852     $503
                     ======      ====    ======     ====    ======     ====

40 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



B. Unsecured Reinsurance Recoverable

The aggregate unsecured reinsurance balances (comprising recoverables for paid and unpaid losses and LAE and unearned premium reserves) in excess of three percent of policyholders' surplus at December 31, 2017 and 2016 with respect to an individual reinsurer, and each of such reinsurer's related group members having an unsecured aggregate reinsurance balance with the company, are as follows:

            Reinsurer                                 2017    2016
            ---------                                ------- -------
            Affiliates:
               Combined Pool*                        $ 8,648 $ 9,027
               Eaglestone Reinsurance Company          1,019     986
               Other affiliates                            3      54
                                                     ------- -------
               Total affiliates                      $ 9,670 $10,067
                                                     ------- -------
               Berkshire Hathaway Group                4,733   1,025
               Swiss Re Group                            536     590
               Munich Re Group**                          85     227
                                                     ------- -------
            Total Non-affiliates                       5,354   1,842
                                                     ------- -------
               Total affiliates and non-affiliates   $15,024 $11,909
                                                     ======= =======

* Includes intercompany pooling impact of $887 related to Unearned Premium Reserve, $7,505 related to Reserves for Losses and LAE and $17 related to Paid losses and LAE as of and for the year ended December 31, 2017, and $812, $8,049, and $23, respectively, as of and for the year ended December 31, 2016
** Munich Re Group is less than 3% in 2017

C. Reinsurance Recoverable in Dispute

At December 31, 2017 and 2016, the aggregate of all disputed items did not exceed ten percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded five percent of capital and surplus. The total reinsurance recoverable balances in dispute are $58 and $86 as of December 31, 2017 and 2016, respectively.

D. Retroactive Reinsurance

On January 20, 2017, the Combined Pool entered into an adverse development reinsurance agreement with NICO under which the Combined Pool ceded to NICO eighty percent of its reserve risk above an attachment point on substantially all of its U.S. Commercial long-tail exposures for accident years 2015 and prior. Under this agreement, the Combined Pool ceded to NICO eighty percent of net paid losses on subject business on or after January 1, 2016 in excess of $25,000 of net paid losses, up to an aggregate limit of $25,000. At NICO's
80 percent share, NICO's limit of liability under the contract is $20,000. The Combined Pool paid consideration of approximately $10,188 in February 2017, including interest at 4 percent per annum from January 1, 2016 through date of payment. American Home's share of the consideration paid was $3,566. NICO placed the consideration received into a collateral trust account as security for NICO's claim payment obligations, and Berkshire Hathaway Inc. has provided a parental guarantee to secure NICO's obligations under the agreement.

American Home accounted for this transaction as prospective reinsurance, except that the surplus gain associated with the ADC has been reported in a segregated surplus account and does not form a part of the Company's Unassigned funds.

The total surplus gain recognized by the Combined Pool as of December 31, 2017 and 2016 was $1,426 and $1,113, respectively. American Home's share of this gain as of December 31, 2017 and 2016 was $689 and $514, respectively. The surplus gain is presented as segregated surplus and subject to the applicable dividend restrictions. This amount must be restricted in surplus until such time as the actual retroactive reinsurance recovered from NICO exceeds the consideration paid for the cession.

E. Reinsurance Agreements Qualifying for Reinsurer Aggregation

In 2011, the Combined Pool companies entered into a loss portfolio transfer reinsurance agreement with Eaglestone, an affiliate, which provides coverage up to a limit of $5,000 for the Pool's net asbestos exposures. Effective the same date, Eaglestone retroceded the majority of this exposure to NICO, an unaffiliated company. NICO provides coverage up to a limit of $3,500 for subject business covered under the agreement. NICO administers claims and pursues amounts recoverable from the Combined Pool companies' reinsurers with respect to paid losses and loss adjustment expenses. To the extent that the prior reinsurers pay, the amounts are collected and retained by NICO. NICO maintains funds in trust for the benefit of Eaglestone under the contract; as of December 31, 2017 and 2016 the amount in trust was $3,703 and $3,135, respectively. The amount of the unexhausted limit under the NICO agreement as of December 31, 2017 and 2016 was $1,295 and $1,353, respectively. The Company has accounted for its cession to Eaglestone as prospective reinsurance.

41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


F. Commutation of Ceded Reinsurance

During 2015, the Pool completed a commutation with Transatlantic Reinsurance Company and its subsidiaries ("Transatlantic") associated with both ceded and assumed reinsurance agreements covering the amounts due under, or in connection with, 1986 and prior reinsurance agreements and U.S. asbestos claims under 1987 and later reinsurance agreements. A total of $400 was paid by Transatlantic as a net commutation payment. A significant portion of the commuted arrangements related to asbestos losses that are subject to the retroactive reinsurance agreement with NICO. Of the total consideration, Transatlantic paid $350 directly to NICO pursuant to the Company's arrangement whereby NICO administers the claims, bills and collects directly from reinsurers. The Combined Pool recognized a loss in 2015 of $44 related to the portion of the commutation arrangement retained by the Combined Pool member companies, of which the Company's share was $13.

8. Income Taxes

U.S. TAX REFORM OVERVIEW

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes impacting the Company.

Provisions of the Tax Act include reductions or elimination of deductions for certain items, e.g. reductions to corporate dividends received deductions, disallowance of entertainment expenses, and limitations on the deduction of certain executive compensation costs. These provisions, generally, result in an increase in the Company's taxable income in the years beginning after December 31, 2017. Changes specific to the property and casualty insurance industry include the changes to the calculation of insurance tax reserves and related transition adjustments and computation of proration adjustments.

Consistent with Staff Accounting Bulletin No. 118 released by the Securities and Exchange Commission, the NAIC issued INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act ("INT 18-01"), which provides guidance on statutory accounting for the tax effects of the Tax Act. INT 18-01 addresses situations where accounting for certain income tax effects of the Tax Act under SSAP 101, Income Taxes, ("SSAP 101") may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from enactment date to complete the accounting under SSAP 101. In accordance with INT 18-01, a company must reflect the following:

..   Income tax effects of those aspects of the Tax Act for which accounting under SSAP 101 is complete;

..   Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable; and

..   If a provisional estimate cannot be determined, SSAP 101 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

Consistent with requirements of SSAP 101, we have remeasured our deferred tax assets and liabilities with reference to the statutory income tax rate of 21 percent and taken into consideration other provisions of the Tax Act. As of December 31, 2017, we had not fully completed our accounting for the tax effects of the Tax Act. Our provision for income taxes for the period ended December 31, 2017 is based in part on a reasonable estimate of the effects on existing deferred tax balances and of certain provisions of the Tax Act. To the extent a reasonable estimate of the impact of certain provisions was determinable, we recorded provisional estimates as a component of provision of income taxes. To the extent a reasonable estimate of the impact of certain provisions was not determinable, we have not recorded any adjustments and continued accounting for them in accordance with SSAP 101 on the basis of the tax laws in effect before enactment of the Tax Act.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. Where applicable, consistent with accounting guidance, we will treat BEAT as an in period tax charge when incurred in future periods for which no deferred taxes need to be provided and made an accounting policy election to treat GILTI taxes in a similar manner. Accordingly, no provision for income tax related to GILTI or BEAT was recorded as of December 31, 2017.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Property and Casualty Insurance Companies

The Tax Act modified computations of insurance reserves for property and casualty insurance companies. Specifically, the Act extends the discount period for certain long-tail lines of business from 10 years to 24 years and increases the discount rate, replacing the applicable federal rate for a

42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


higher-yield corporate bond rate, and eliminates the election allowing companies to use their historical loss payment patterns for loss reserve discounting. Adjustments related to the differences in insurance reserves balances computed historically versus the Tax Act have to be taken into income over eight years. Accordingly, at December 31, 2017, these changes give rise to a new deferred tax liability. We have recorded a reasonable estimate of $74 with respect to this deferred tax liability. This increase in deferred tax liabilities is offset by an increase in the deferred tax asset related to loss reserves as a result of applying the new provisions of the Tax Act.

Provisions Impacting Projections of Taxable Income and Admissibility of Deferred Tax Assets

Certain provisions of the Tax Act impact our projections of future taxable income used in analyzing realizability of our deferred tax assets. In certain instances, provisional estimates have been included in our future taxable income projections for these specific provisions to reflect application of the new tax law. We do not currently anticipate that our reliance on provisional estimates would have a material impact on our determination of realizability of our deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which we are a non-controlling interest owner. The information needed to determine a provisional estimate is not currently available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder). Accordingly, we continued accounting for these investments in accordance with SSAP 101 on the basis of the tax laws in effect before enactment of the Tax Act, and no provisional estimates were recorded.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2017 and 2016 are as follows:

                                     12/31/2017              12/31/2016                Change
                               ----------------------- ----------------------- ----------------------
                               Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
                               -------- ------- ------ -------- ------- ------ -------- ------- -----
Gross DTA                       $1,000   $167   $1,167  $1,556   $192   $1,748  $(556)   $(25)  $(581)
Statutory Valuation Allowance       --     20       20      --     32       32     --     (12)    (12)
                                ------   ----   ------  ------   ----   ------  -----    ----   -----
Adjusted Gross DTA               1,000    147    1,147   1,556    160    1,716   (556)    (13)   (569)
Nonadmitted DTA                     13     --       13     387     --      387   (374)     --    (374)
                                ------   ----   ------  ------   ----   ------  -----    ----   -----
Subtotal Admitted DTA              987    147    1,134   1,169    160    1,329   (182)    (13)   (195)
DTL                                173    147      320     328    160      488   (155)    (13)   (168)
                                ------   ----   ------  ------   ----   ------  -----    ----   -----
Net Admitted DTA/(DTL)          $  814   $ --   $  814  $  841   $ --   $  841  $ (27)   $ --   $ (27)
                                ======   ====   ======  ======   ====   ======  =====    ====   =====

At December 31, 2017, the Company recorded gross deferred tax assets ("DTA") of $1,167. A valuation allowance was established on net capital deferred tax assets of $20 as it is management's belief that certain assets will not be realized in the foreseeable future. Tax planning strategies had no impact on the determination of the net admitted DTA.

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2017 and 2016:

                                                        12/31/2017              12/31/2016                Change
                                                  ----------------------- ----------------------- ----------------------
                                                  Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
                                                  -------- ------- ------ -------- ------- ------ -------- ------- -----
Adjusted gross DTAs realizable within 36
  months or 15 percent of statutory surplus (the
  lesser of 1 and 2 below)                          $814    $ --   $  814  $  841   $ --   $  841  $ (27)   $ --   $ (27)
   1. Adjusted gross DTAs realizable within
     36 months                                       816      --      816     966     --      966   (150)     --    (150)
   2. 15 percent of statutory surplus                 NA      NA      814      NA     NA      841     NA      NA     (27)
Adjusted gross DTAs that can be offset against
  DTLs                                               173     147      320     328    160      488   (155)    (13)   (168)
                                                    ----    ----   ------  ------   ----   ------  -----    ----   -----
   Total DTA admitted as the result of
     application of SSAP 101                        $987    $147   $1,134  $1,169   $160   $1,329  $(182)   $(13)  $(195)
                                                    ====    ====   ======  ======   ====   ======  =====    ====   =====

                                                                               2017   2016
                                                                              ------ ------
Ratio percentage used to determine recovery period and threshold limitation
  amount                                                                        369%   362%
Amount of adjusted capital and surplus used to determine recovery period and
  threshold limitation in (2) above.                                          $5,424 $5,607

43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The following table shows the components of the current income tax expense (benefit) for the periods listed:

         For the years ended December 31,           2017  2016  Change
         --------------------------------           ----  ----  ------
         Federal income tax                         $(79) $(45)  $(34)
         Foreign income tax                           10    11     (1)
                                                    ----  ----   ----
         Subtotal                                    (69)  (34)   (35)
                                                    ----  ----   ----
         Federal income tax on net capital gains      82    61     21
                                                    ----  ----   ----
         Federal and foreign income taxes incurred  $ 13  $ 27   $(14)
                                                    ====  ====   ====

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2017 and 2016:

                                                  2017   2016  Change
                                                 ------ ------ ------
          Ordinary
          Discounting of unpaid losses           $  192 $  309 $(117)
          Nonadmitted assets                         25     61   (36)
          Unearned premium reserve                  173    304  (131)
          Bad debt expense                           15     26   (11)
          Net operating loss carry forward          423    620  (197)
          Foreign tax credit carry forward           62     57     5
          Investments                                32     78   (46)
          Mortgage Contingency Reserve               22     23    (1)
          Intangible Assets                          15     21    (6)
          Other temporary differences                41     57   (16)
                                                 ------ ------ -----
          Subtotal                                1,000  1,556  (556)
          Nonadmitted                                13    387  (374)
                                                 ------ ------ -----
          Admitted ordinary deferred tax assets  $  987 $1,169 $(182)
                                                 ------ ------ -----
          Capital
          Investments                            $  162 $  181 $ (19)
          Unrealized capital losses                   5     11    (6)
                                                 ------ ------ -----
          Subtotal                                  167    192   (25)
                                                 ------ ------ -----
          Statutory valuation allowance              20     32   (12)
                                                 ------ ------ -----
          Admitted capital deferred tax assets      147    160   (13)
                                                 ------ ------ -----
          Admitted deferred tax assets           $1,134 $1,329 $(195)
                                                 ====== ====== =====

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2017 and 2016:

                                                          2017 2016 Change
                                                          ---- ---- ------
      Ordinary
      Investments                                         $ 86 $124 $ (38)
      Intangible Assets                                     --   14   (14)
      Deferred Reinsurance Gain                             --  180  (180)
      Tax Act adjustment to discounting of unpaid losses    74   --    74
      Section 481(a) adjustment                              6   --     6
      Other temporary differences                            7   10    (3)
                                                          ---- ---- -----
      Subtotal                                             173  328  (155)
                                                          ---- ---- -----
      Capital
      Investments                                         $ 45 $ 65 $ (20)
      Unrealized capital gains                             101   94     7
      Other temporary differences                            1    1    --
                                                          ---- ---- -----
      Subtotal                                             147  160   (13)
                                                          ---- ---- -----
      Deferred tax liabilities                             320  488  (168)
                                                          ---- ---- -----
      Net deferred tax assets/liabilities                 $814 $841 $ (27)
                                                          ==== ==== =====

44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The change in net deferred tax assets is comprised of the following:

                                                                        2017    2016   Change
                                                                       ------  ------  ------
Adjusted gross deferred tax assets                                     $1,147  $1,716  $(569)
Total deferred tax liabilities                                           (320)   (488)   168
                                                                       ------  ------  -----
Net deferred tax assets (liabilities)                                     827   1,228   (401)
Tax effect of unrealized gains (losses) (excluding impact of Tax Act)                    (77)
Impact of Tax Act on tax effect of unrealized gains (losses)                              64
                                                                                       -----
Total change in net deferred tax                                                       $(388)
                                                                                       =====
Change in deferred tax - current year                                                    198
Change in deferred tax - impact of Tax Act                                              (588)
Change in deferred tax - current year - other surplus items                               (4)
                                                                                       -----
Change in deferred tax - current year -total                                             394
                                                                                       -----
Change in deferred tax - prior period correction                                          (6)
                                                                                       -----
Total change in deferred tax - current year                                            $(388)
                                                                                       =====

The following table shows the components of opening surplus adjustments on current and deferred taxes for the year ended December 31, 2017:

                                                    Current Deferred Total
                                                    ------- -------- -----
      SSAP 3 impact:
      SSAP 3 - general items                          $ 3     $ (1)  $  2
      SSAP 3 - statutory valuation allowance           --        7      7
                                                      ---     ----   ----
      Subtotal SSAP 3                                   3        6      9
      SSAP 3 - unrealized gain/loss                    --      (11)   (11)
                                                      ---     ----   ----
      SSAP 3 - adjusted tax assets and liabilities      3       (5)    (2)
      SSAP 3 - nonadmitted impact                      --       10     10
                                                      ---     ----   ----
      Total SSAP 3 impact                             $ 3     $  5   $  8
                                                      ===     ====   ====

45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2017, 2016 and 2015:

                                                                       2017              2016              2015
                                                                 ----------------  ----------------  ----------------
Description                                                      Amount Tax Effect Amount Tax Effect Amount Tax Effect
-----------                                                      ------ ---------- ------ ---------- ------ ----------
Net Income (Loss) Before Federal Income Taxes and Capital Gains
  Taxes                                                          $(380)   $(133)   $(216)   $ (76)   $ (70)    $(24)
Book to Tax Adjustments:
Tax Exempt Income, net of proration                                (71)     (25)    (118)     (41)    (124)     (43)
Transfer Pricing                                                    --       --       (5)      (2)     (35)     (12)
Change in Nonadmitted Assets                                        46       16       19        7       25        9
Change in Tax Position                                              --        2       --       17       --        1
Statutory Valuation Allowance                                       --       (5)      --       32       --       --
Return to Provision                                                 --       (3)      --       (7)      --       (1)
Change in contingency reserve                                      (39)     (14)     (44)     (15)     (22)      (8)
Impact of Tax Act                                                           588
Real Estate Redemption                                             (72)     (25)
Other                                                                6        6        2       --        2        3
                                                                 -----    -----    -----    -----    -----     ----
Total Book to Tax Adjustments                                     (130)     540     (146)      (9)    (154)     (51)
                                                                 -----    -----    -----    -----    -----     ----
Total Income Tax                                                 $(510)   $ 407    $(362)   $ (85)   $(224)    $(75)
                                                                 =====    =====    =====    =====    =====     ====
Federal and Foreign Income Taxes Incurred                           --      (69)      --      (34)      --      (10)
Federal Income Tax on Net Capital Gains                             --       82       --       61       --       15
Change in Net Deferred Income Taxes                                 --      394       --     (118)      --      (80)
Less: Change in Deferred Tax - Other Surplus Items                  --       --       --        6       --       --
                                                                 -----    -----             -----              ----
Total Income Tax                                                 $  --    $ 407    $  --    $ (85)   $  --     $(75)
                                                                 =====    =====    =====    =====    =====     ====

Operating loss and tax credit carry-forwards

At December 31, 2017, the Company had net operating loss carry forwards
  originating during the years 2011 to 2017 and expiring through 2037 of:         $2,012
At December 31, 2017, the Company had no capital loss carry-forwards.             $   --
At December 31, 2017, the Company had no AMT credit carry-forwards.               $   --
At December 31, 2017, the Company had foreign tax credits originating during the
  years 2012 to 2017 and expiring through 2027 of:                                $   62

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2017. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2017, there was a $17 liability related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company, and as of December 31, 2017, the tax years from 2000 to 2016 remain open.

The following table lists those companies that form part of the 2017 AIG consolidated federal income tax return:

46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


        Company                   Company                   Company                   Company                   Company
------------------------- ------------------------- ------------------------- ------------------------- ------------------------
245 LGC Hotel Owner LLC   A.I. Credit Consumer      A.I. Credit Corp.         ABI Holdings LLC          AGC Life Insurance
                          Discount Company                                                              Company

AGLIC GRE Harrison        AH Land 1470 Palmetto,    AH SubGP 1000 Woodwind    AH SubGP 1007 Highland    AH SubGP 1008 Castle
Investor, LLC             LLC                       Lakes, LLC                Meadow, LLC               Highlands, LLC

AH SubGP 1020             AH SubGP 1045             AH SubGP 1098 Green       AH SubGP 1120 Camp        AH SubGP 1122 English
Collingham, LLC           Montgomery, LLC           Pines, LLC                Verde, LLC                Oaks, LLC

AH SubGP 1158 Flat Iron,  AH SubGP 1167             AH SubGP 1199 Rancho      AH SubGP 1207 Park        AH SubGP 1209
LLC                       Steeplechase, LLC         Del Sol, LLC              Place, LLC                Honeycreek, LLC

AH SubGP 1210 Geronimo,   AH SubGP 1211 Mision Del  AH SubGP 1212 Painted     AH SubGP 1248 North       AH SubGP 1263 West
LLC                       Valle, LLC                Desert, LLC               Vista, LLC                Virginia, LLC

AH SubGP 1324 Crossings   AH SubGP 1371 University  AH SubGP 1384 Woodglen,   AH SubGP 1422 Gardens at  AH SubGP 1433 Magnolia,
at Heritage, LLC          Square, LLC               LLC                       Stafford, LLC             LLC

AH SubGP 1470 Palmetto,   AH SubGP 1535 Hunter's    AH SubGP 1548 Walnut, LLC AH SubGP 1551 Spanish     AH SubGP 1597 Broadmoor,
LLC                       Run, LLC                                            Creek, LLC                LLC

AH SubGP 1600 Rainer, LLC AH SubGP 1631 Broadway,   AH SubGP 1661 Woodchase,  AH SubGP 1694 Sonoma, LLC AH SubGP 206 West Park,
                          LLC                       LLC                                                 LLC

AH SubGP 245 Garland, LLC AH SubGP 306 Piedmont,    AH SubGP 348 River Run,   AH SubGP 39 Wellington    AH SubGP 472 Carolina
                          LLC                       LLC                       Place, LLC                Spring, LLC

AH SubGP 474 Arrowhead    AH SubGP 479 Sunrise, LLC AH SubGP 503 Southgate    AH SubGP 516              AH SubGP 585 St. Clair,
Ridge, LLC                                          II, LLC                   Merrilltown, LLC          LLC

AH SubGP 586 Charlotte    AH SubGP 592 Waterford    AH SubGP 603 Casa         AH SubGP 672 Kings        AH SubGP 675 Greenbrier,
Spring, LLC               at Summit View, LLC       Grande, LLC               Crest, LLC                LLC

AH SubGP 706 River Run    AH SubGP 716 Villas of    AH SubGP 757 Argyle       AH SubGP 785 Mayfield,    AH SubGP 787 North
II, LLC                   Mission Bend, LLC         Avenue, LLC               LLC                       Knoll, LLC

AH SubGP 821 San Luis     AH SubGP 835 Whispering,  AH SubGP 911 Mainland,    AH SubGP 914 Grand        AH SubGP 919 MS
Bay, LLC                  LLC                       LLC                       Pointe II, LLC            Loveland, LLC

AH SubGP 929 Collinwood,  AH SubGP 935 Dunlop       AH SubGP 936 Emmaus, LLC  AH SubGP 940 Crescent     AH SubGP 943 Southcreek,
LLC                       farms, LLC                                          Pointe, LLC               LLC

AH SubGP 997 Maxey, LLC   AH SubGP GAG Gandolf, LLC AH SubGP MDL, LLC         AHAC GRE Harrison         AICCO, Inc. [Delaware]
                                                                              Investor, LLC

AIG Aerospace Adjustment  AIG Aerospace Insurance   AIG Asset Management      AIG Assurance Company     AIG BG Holdings LLC
Services, Inc.            Services, Inc.            (U.S.), LLC

AIG Capital Corporation   AIG Capital Services,     AIG Castle Holdings II    AIG Castle Holdings LLC   AIG Central Europe & CIS
                          Inc.                      LLC                                                 Insurance Holdings
                                                                                                        Corporation

AIG Century               AIG Claims, Inc.          AIG Commercial Equipment  AIG Commercial Equipment  AIG Consumer Finance
Verwaltungsgesellschaft                             Finance Company, Canada   Finance, Inc.             Group, Inc.
mbH

AIG Credit (Europe)       AIG Credit Corp.          AIG Direct Insurance      AIG Employee Services,    AIG Equipment Finance
Corporation                                         Services, Inc.            Inc.                      Holdings, Inc.

AIG Europe Holdings       AIG FCOE, Inc.            AIG Federal Savings Bank  AIG Financial Advisor     AIG Financial Products
Limited                                                                       Services, Inc.            Corp.

AIG Fund Services, Inc.   AIG G5, Inc.              AIG Global Asset          AIG Global Capital        AIG Global Real Estate
                                                    Management Holdings Corp. Markets Securities, LLC   Investment (Europe)
                                                                                                        Limited

AIG Global Real Estate    AIG Global Real Estate    AIG Global Real Estate    AIG Home Loan 1, LLC      AIG Home Loan 2, LLC
Investment Corp.          Investment Corp. [Russia] Investment de Mexico, S.
                                                    de R.L. de C.V.

AIG Home Loan 3, LLC      AIG Home Loan 4, LLC      AIG Home Loan 5, LLC      AIG Insurance Management  AIG International Inc.
                                                                              Services, Inc.

AIG Kirkwood, Inc.        AIG Korean Real Estate    AIG Life Holdings, Inc.   AIG Life of Bermuda, Ltd. AIG Lodging
                          Development YH                                                                Opportunities, Inc.

47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)

        Company                   Company                   Company                   Company                   Company
------------------------- ------------------------- ------------------------  ------------------------  -------------------------
AIG Markets, Inc.         AIG Matched Funding Corp. AIG MEA Investments and   AIG MEA Investments and   AIG Mortgage Capital, LLC
                                                    Services, Inc. [Dubai     Services, LLC
                                                    Airport Free Zone]

AIG North America, Inc.   AIG Offshore Systems      AIG PC European           AIG PC Global Services,   AIG PC Global Services,
                          Services, Inc.            Insurance Investments     Inc.                      Inc. United Kingdom
                                                    Inc.                                                branch

AIG Portfolio Solutions   AIG Procurement           AIG Property Casualty     AIG Property Casualty     AIG Property Casualty
LLC                       Services, Inc.            Company                   Europe Financing Limited  Inc.

AIG Property Casualty     AIG Property Casualty     AIG Realty, Inc.          AIG Relocation, Inc.      AIG S1, Inc.
International, LLC        U.S., Inc.

AIG Securities Lending    AIG Shared Services       AIG Shared Services       AIG Shared Services       AIG Specialty Insurance
Corp.                     Corporation               Corporation - Management  Corporation               Company
                                                    Services                  (Philippnines Branch)

AIG Spring Ridge I, Inc.  AIG Technologies, Inc.    AIG Trading Group Inc.    AIG Travel Assist, Inc.   AIG Travel EMEA Limited

AIG Travel Europe Limited AIG Travel, Inc.          AIG United Guaranty       AIG United Guaranty,      AIG Warranty Services of
                                                    Agenzia Di Assicurazione  Sociedad Limitada         Florida, Inc.
                                                    S.R.L.

AIG Warranty Services,    AIG WarrantyGuard, Inc.   AIG.COM, Inc.             AIG-FP Capital            AIG-FP Matched Funding
Inc.                                                                          Preservation Corp.        Corp.

AIG-FP Pinestead          AIG-FP Private Funding    AIG-FP Structured         AIGGRE 19 Chapin          AIGGRE 251 West 30th
Holdings Corp.            (Cayman) Limited          Finance (Cayman) Limited  Investor LLC              Street Investor LLC

AIGGRE 401 Hennepin       AIGGRE 520 Eola Investor  AIGGRE 5th and Summit     AIGGRE 6037 Investor LLC  AIGGRE 950 Second
Investor LLC              LLC                       Investor LLC                                        Investor, LLC

AIGGRE Bartlett Investor  AIGGRE Bartlett Investor  AIGGRE Beachwalk          AIGGRE Bellevue II        AIGGRE Bellevue
I LLC                     II LLC                    Investor LLC              Investor LLC              Investor, LLC

AIGGRE Bonita Springs     AIGGRE Bridges/Angeline   AIGGRE Carrollton         AIGGRE Cherry Creek       AIGGRE City Center
Investor LLC              Investor, LLC             Investor LLC              Investor, LLC             Investor LLC

AIGGRE Clarity Pointe     AIGGRE Clarity Pointe     AIGGRE Clarity Pointe     AIGGRE Clarity Pointe     AIGGRE Clarity Pointe
Coconut Creek Investor    Investor LLC              Platform LLC              Stuart Investor LLC       Tallahassee Investor LLC
LLC

AIGGRE Columbia Hotel     AIGGRE Columbia Pike, LLC AIGGRE Consolidated       AIGGRE Corte Madera, LLC  AIGGRE Crescent Bellevue
Investor LLC                                        Retail Holdco LLC                                   Investor LLC

AIGGRE Crest Ridge        AIGGRE D36 Investor LLC   AIGGRE Dakota Springs     AIGGRE DC Ballpark        AIGGRE Dunwoody
Senior Housing Investor                             Investor LLC              Investor, LLC             Investor, LLC
LLC

AIGGRE Edgewater          AIGGRE Emerald Bay Club   AIGGRE EOLA, LLC          AIGGRE Fairfax, LLC       AIGGRE Fairways Investor
Investor LLC              Investor LLC                                                                  LLC

AIGGRE Forest City West   AIGGRE Foundry Investor   AIGGRE Gainesville West   AIGGRE Gardens Investor,  AIGGRE GT Assisted
Village Investor, LLC     LLC                       38 Investor LLC           LLC                       Living Investor, LLC

AIGGRE Hazel Dell         AIGGRE Hill7 Investor LLC AIGGRE Hyde Park, LLC     AIGGRE Island Club        AIGGRE King's Crossing
Investor LLC                                                                  Investor LLC              Investor LLC

AIGGRE Lake Norman        AIGGRE Lane Field         AIGGRE Laurel Towne       AIGGRE Lexington Hotel    AIGGRE Livermore
Investor LLC              Investor LLC              Centre Investor LLC       Investor LLC              Longfellow Investor LLC

AIGGRE LSU Baton Rouge,   AIGGRE Maple, LLC         AIGGRE Market Street II   AIGGRE Market Street LLC  AIGGRE Metro Place, LLC
LLC                                                 LLC

AIGGRE Mills Investor LLC AIGGRE MXIP-OD l LLC      AIGGRE MXIP-OD ll LLC     AIGGRE Mystic, LLC        AIGGRE Naples Investor
                                                                                                        LLC

AIGGRE Nashville Hotel    AIGGRE North Central      AIGGRE North Getty        AIGGRE Oakland Investor   AIGGRE Papermill
Investor LLC              Investor LLC              Investor LLC              LLC                       Investor I LLC

AIGGRE Papermill          AIGGRE Park Central II    AIGGRE Park Central, LLC  AIGGRE Paterson Investor  AIGGRE Peachtree, LLC
Investor II LLC           Investor LLC                                        LLC

48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)

       Company                 Company                 Company                 Company                 Company
----------------------- ----------------------- ----------------------- ----------------------- -----------------------
AIGGRE Pearl Block 136  AIGGRE Rancho           AIGGRE Redmond          AIGGRE Retail Investor  AIGGRE Retail Investor
Investor LLC            Dominguez Investor LLC  Investor, LLC           I, LLC                  II, LLC

AIGGRE Ritz Block       AIGGRE Riverfront, LLC  AIGGRE Riverhouse       AIGGRE San Pedro        AIGGRE Solana Olde
Investor LLC                                    Investor LLC            Industrial Owner LLC    Town Investor LLC

AIGGRE St. Charles      AIGGRE St. Simons       AIGGRE ST. Tropez       AIGGRE SWII Investor    AIGGRE Tampa Parkland
Investor LLC            Investor LLC            Investor LLC            LLC                     GP, LLC

AIGGRE Tampa Parkland,  AIGGRE Toringdon        AIGGRE Torrance II LLC  AIGGRE Torrance, LLC    AIGGRE UMN Hotel
LLC                     Investor LLC                                                            Investor LLC

AIGGRE Uptown Village   AIGGRE Vantage Point    AIGGRE Vista, LLC       AIGGRE Williamsburg LLC AIGGRE Windy Ridge
Investor LLC            Investor LLC                                                            Investor LLC

AIU Insurance Company   AIUH LLC                Akita, Inc.             Alabaster Capital LLC   AM Holdings LLC

Ambler Holding Corp.    American Athletic       American General        American General        American General
                        Club, Inc.              Annuity Service         Assignment Corporation  Assignment Corporation
                                                Corporation                                     of New York

American General        American General Life   American General Life   American General Life   American General
Insurance Agency, Inc.  Insurance Co.           Insurance Company       Services Company, LLC   Realty Investment
                                                                                                Corporation

American Home           American International  American International  American International  American International
Assurance Company       Facilities Management,  Group, Inc.             Realty Corporation      Reinsurance Company,
                        LLC                                                                     Ltd.

Applewood Funding Corp. Barnegat Funding Corp.  Barnegat Funding Trust  Blackbird               Blackcap Investments
                                                2015-1                  Investments LLC         LLC

Bluewood Investments    Branch Retail Partners  C&I UK Investments Ltd. CAP Investor 1, LLC     CAP Investor 10, LLC
LLC                     Consolidated, L.P.

CAP Investor 2, LLC     CAP Investor 4, LLC     CAP Investor 5, LLC     CAP Investor 8, LLC     Castle 2003-2 Trust

Castle US Inc.          CEF Lease Holding, LLC  Charleston Bay SAHP     Chartis Excess Limited  Cherrywood Investments
                                                Corp.                                           LLC

Commerce and Industry   Connective Mortgage     Crossings SAHP Corp.    Curzon Funding Limited  Curzon Funding LLC
Insurance Company       Advisory Company

Curzon Street Funding   Deerfield Gillete, LLC  Design Professionals    DIL/SAHP Corp.          Eaglestone Reinsurance
Designated Activity                             Association Risk                                Company
Company                                         Purchasing Group, Inc.

Eastcheap Investments   Eastgreen, Inc.         F 2000, Inc.            Falls Church Corporate  First Principles
(Cayman) Limited                                                        Center LLC              Capital Management, LLC

Fischbach L.L.C.        Flamebright Investment  Forest SAHP Corp.       FQA Master Tenant MM,   French Quarter
                        Limited                                         LLC                     Apartments Manager, LLC

Global Loss             Global Loss             Grand Savannah SAHP     Granite State           Graphite Management LLC
Prevention, Inc.        Prevention, Inc.        Corp.                   Insurance Company
                        [Canada]

Hamilton Customer Care  Hamilton Insurance      Hamilton Services, LLC  Hamilton Specialty      Hamilton U.S.
Insurance Services, LLC Company                                         Insurance Company       Holdings, Inc.

Health Direct, Inc.     HPIS Limited            HPSC Hotel Owner LLC    HUMAN CONDITION         Illinois National
                                                                        SAFETY, INC.            Insurance Co.

Knickerbocker           Lavastone Capital LLC   Lexington Insurance     Livetravel, Inc.        Lower Makefield
Corporation                                     Company                                         Investor LLC

LSTREET I, LLC          LSTREET II, LLC         MG Reinsurance Limited  MIP Mezzanine, LLC      MIP PE Holdings, LLC

Morefar Marketing, Inc. Mt. Mansfield Company,  National Union Fire     National Union Fire     New Hampshire
                        Inc.                    Insurance Company Of    Insurance Company Of    Insurance Company
                                                Pittsburgh              Vermont

Nightingale Finance     Nightingale Finance LLC NSM Holdings, Inc.      NSM Investments, Inc.   OHCAP Investor 12, LLC
Limited

Orangewood Investments  Peachwood, LLC          Pearce & Pearce, Inc.   Persimmon LLC           Pine Street Real
LLC                                                                                             Estate Holdings Corp.

Plumwood, LLC           Prairie SAHP Corp.      Quartz Holdings LLC     Raptor Funding Corp.    Rialto Melbourne
                                                                                                Investor LLC

49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)

        Company                   Company                   Company                   Company                   Company
------------------------  ------------------------  ------------------------- ------------------------- -------------------------

Risk Specialists          Rokland Limited           SA Affordable Housing,    SA Investment Group, Inc. SAAHP GP Corp.
Companies Insurance                                 LLC
Agency, Inc.

SAFG Retirement           SAHP GA III - SC LLC      SAHP NCCAP 18, LLC        SAHP NCCAP 19, LLC        SAI Deferred
Services, Inc.                                                                                          Compensation Holdings,
                                                                                                        Inc.

Sandstone (2016) Ltd.     SCSP Corp.                Service Net Solutions of  Service Net Warranty, LLC Seventh Street Funding
                                                    Florida, LLC                                        LLC

Slate Capital LLC         SLP Housing GPDNAC, LLC   SNW Insurance Agency, LLC SPIA I LLC                Spicer Energy LLC

Spicer Holding Corp.      Spruce Peak Realty, LLC   Stoneland Limited         Stowe Country Club LLC    Stowe Mountain Holdings,
                                                                                                        Inc.

SubGen NT, Inc.           SunAmerica Affordable     SunAmerica Asset          SunAmerica Fund Assets    SunAmerica Fund Assets
                          Housing Partners, Inc.    Management, LLC           101, LLC                  107, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
115, LLC                  123, LLC                  125, LLC                  127, LLC                  130, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
133, LLC                  134, LLC                  138, LLC                  155, LLC                  167, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
46, LLC                   47, LLC                   48, LLC                   51, LLC                   52, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
53, LLC                   54, LLC                   56, LLC                   57, LLC                   58, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
59, LLC                   60, LLC                   62, LLC                   63, LLC                   64, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
65, LLC                   67, LLC                   68, LLC                   69. LLC                   70, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
71, LLC                   72, LLC                   73, LLC                   74 LLC                    75, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
76, LLC                   77, LLC                   78, LLC                   79, LLC                   80, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
82, LLC                   85, LLC                   86, LLC                   88, LLC                   90, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
92, LLC                   95, LLC                   96, LLC                   II, LLC                   VII, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
VIII, LLC                 XI, LLC                   XIII, LLC                 XIX, LLC                  XL, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XLI, LLC                  XLII, LLC                 XLIII, LLC                XVII, LLC                 XVIII, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XXIV, LLC                 XXIX, LLC                 XXV, LLC                  XXVI, LLC                 XXVII, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XXVIII, LLC               XXX, LLC                  XXXI, LLC                 XXXII, LLC                XXXIII, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XXXIV, LLC                XXXIX, LLC                XXXVI, LLC                XXXVII, LLC               XXXVIII, LLC

SunAmerica Fund Assets,   SunAmerica Georgia        SunAmerica Life           SunAmerica Retirement     The Insurance Company of
LLC                       Investors III, LLC        Reinsurance Company       Markets, Inc.             the State of Pennsylvania

The United States Life    The United States Life    The Variable Annuity      The Variable Annuity      Travel Guard Americas LLC
Insurance Company in the  Insurance Company in the  Life Ins. S/A             Life Insurance Company
City of New York          City of NY

Travel Guard Group, Inc.  U G Corporation           United Guaranty Corp.     VALIC Financial           VALIC Retirement
                                                                              Advisors, Inc.            Services Company

Webatuck Corp.            Yellowwood Investments
                          LLC

50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)

9. Capital and Surplus and Dividend Restrictions

A. Dividend Restrictions

Under New York law, the Company may pay cash dividends only from Unassigned surplus determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus as defined in NY Insurance Law section 4105, adjusted for special surplus items, as of the last statement on file with the Superintendent, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended as of the last statement on file with the Superintendent) as to the amount of dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2018, as of December 31, 2017 is $0.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholders.

The Company did not pay any dividends in 2017.

The Company paid the following dividends during 2016:

  2016                                                     State approval
----------                                              ----------------------
Date paid  Amount           Type of Dividend            Required    Obtained
---------- ------ ------------------------------------  --------  -------------
6/30/2016   $300                              Ordinary    No      Not Required
9/30/2016    300                              Ordinary    No      Not Required
            ----
Total       $600
            ====


B. Capital & Surplus

Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned surplus at December 31, 2017 and 2016 represented or reduced by each item below is as follows:

                                                        As Adjusted*
     Years Ended December 31,                     2017      2016      2016
     ------------------------------------------- -----  ------------ -----
     Unrealized gains and losses (net of taxes)  $ 244     $  40     $  20
     Nonadmitted asset values                     (130)     (540)     (562)
     Provision for reinsurance                     (20)      (37)      (37)

* As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2017 and 2016.

10.Contingencies

A. Legal Proceedings

In the normal course of business, AIG and our subsidiaries are, like others in the insurance and financial services industries in general, subject to regulatory and government investigations and actions, and litigation and other forms of dispute resolution in a large number of proceedings pending in various domestic and foreign jurisdictions. Certain of these matters involve potentially significant risk of loss due to potential for significant jury awards and settlements, punitive damages or other penalties. Many of these matters are also highly complex and seek recovery on behalf of a class or similarly large number of plaintiffs. It is therefore inherently difficult to predict the size or scope of potential future losses arising from these matters. In our insurance and reinsurance operations, litigation and arbitration concerning the scope of coverage under insurance and reinsurance contracts, and litigation and arbitration in which our subsidiaries defend or indemnify their insureds under insurance contracts, are generally considered in the

51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


establishment of our loss reserves. Separate and apart from the foregoing matters involving insurance and reinsurance coverage, AIG, our subsidiaries and their respective officers and directors are subject to a variety of additional types of legal proceedings brought by holders of AIG securities, customers, employees and others, alleging, among other things, breach of contractual or fiduciary duties, bad faith and violations of federal and state statutes and regulations. With respect to these other categories of matters not arising out of claims for insurance or reinsurance coverage, we establish reserves for loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In many instances, we are unable to determine whether a loss is probable or to reasonably estimate the amount of such a loss and, therefore, the potential future losses arising from legal proceedings may exceed the amount of liabilities that we have recorded in our financial statements covering these matters. While such potential future charges could be material, based on information currently known to management, management does not believe, other than may be discussed below, that any such charges are likely to have a material adverse effect on our financial position or results of operation.

Additionally, from time to time, various regulatory and governmental agencies review the transactions and practices of AIG and our subsidiaries in connection with industry-wide and other inquiries into, among other matters, the business practices of current and former operating insurance subsidiaries. We have cooperated, and will continue to cooperate, in producing documents and other information in response to such requests.

B. Leases

Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C. Other Commitments

As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2017, the Company may be called upon for additional capital investments of up to $797.

At December 31, 2017, the Company had $59 of outstanding commitments related to various funding obligations associated with investments in commercial mortgage loans.

D. Guarantees

The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2017:

                                                     Policyholder                  Estimated  Policyholders'
                                  Date       Date    Obligations @ Invested Assets   Loss @      Surplus
Guaranteed Company               Issued   Terminated  12/31/2017    @ 12/31/2017   12/31/2017   12/31/2017
------------------------  ---- ---------- ---------- ------------- --------------- ---------- --------------
21st Century Advantage
  Insurance Company
  (f/k/a AIG Advantage
  Insurance Company )          12/15/1997  8/31/2009    $    --       $     27        $--        $    30
21st Century North
  America Insurance
  Company (f/k/a
  American International
  Insurance Company )           11/5/1997  8/31/2009         16            571         --            572
21st Century Pinnacle
  Insurance Company
  (f/k/a American
  International
  Insurance Company of
  New Jersey)                  12/15/1997  8/31/2009          2             41         --             43
21st Century Superior
  Insurance Company
  (f/k/a American
  International
  Insurance Company of
  California, Inc.)            12/15/1997  8/31/2009         --             29         --             31
AIG Edison Life
  Insurance Company
  (f/k/a GE Edison Life
  Insurance Company)            8/29/2003  3/31/2011      6,467         88,920         --          2,243
American General Life
  and Accident Insurance
  Company                   *    3/3/2003  9/30/2010      1,472        175,301         --          7,984
American General Life
  Insurance Company         *    3/3/2003 12/29/2006      8,020        175,301         --          7,984
American International
  Assurance Company
  (Australia) Limited
  ("AIA")                   **  11/1/2002 10/31/2010        443          1,799         --            574
Chartis Europe, S.A.
  (f/k/a AIG Europe,
  S.A.)                     *   9/15/1998 12/31/2012      4,709         13,551         --          4,278
AIG Seguros Mexico, S.A.
  de C.V. (f/k/a AIG
  Mexico Seguros
  Interamericana, S.A.
  de C.V.)                  *  12/15/1997  3/31/2015        250            151         --             94
Chartis UK (f/k/a
  Landmark Insurance
  Company, Limited (UK))    *    3/2/1998 11/30/2007        152         13,551         --          4,278
Farmers Insurance Hawaii
  (f/k/a AIG Hawaii
  Insurance Company,
  Inc.)                         11/5/1997  8/31/2009          1            100         --             95
Lloyd's Syndicate
  (1414) Ascot (Ascot
  Underwriting Holdings
  Ltd.)                         1/20/2005 10/31/2007         18            686         --            (14)
SunAmerica Annuity and
  Life Assurance Company
  (Anchor National Life
  Insurance Company)        *    1/4/1999 12/29/2006        919        175,301         --          7,984
SunAmerica Life
  Insurance Company         *    1/4/1999 12/29/2006      2,628        175,301         --          7,984
The United States Life
  Insurance Company in
  the City of New York           3/3/2003  4/30/2010      1,071         28,799         --          1,756
The Variable Annuity
  Life Insurance Company         3/3/2003 12/29/2006      4,583         80,724         --          2,800
                                                        -------       --------        ---        -------
Total                                                   $30,751       $930,153        $--        $48,715
                                                        =======       ========        ===        =======

*  Current affiliates
** AIA was formerly as subsidiary of AIG, Inc. In previous years AIA provided the direct policyholder obligations as of each year end. However, starting in 2014 AIA declined to provide financial information related to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholder obligations and were in a positive surplus position. Such amounts continue to remain the Company's best estimate given available financial information. The guaranteed policyholder obligations will decline as the policies expire.

E. Joint and Several Liabilities

AIU and American Home are jointly and severally obligated to policyholders of their Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates have agreed to be responsible for 100% of the obligations associated with such policies, and management expects such companies to satisfy their obligation. The Company carries no reserves with respect to such liabilities. The Japanese affiliates carried $26 and $33 of loss reserves in respect of such policies, as of December 31, 2017 and 2016, respectively. As of December 31, 2017, if the Japan affiliates were to fail to satisfy their obligations, the Company's share of the aggregate exposure under the pooling agreement is $16.

Each Pool member is also jointly and severally obligated to the other pool members, in proportion to their pool share, in the event any other pool member fails.

53 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


11.Other Significant Matters

A. Other Assets

As of December 31, 2017 and 2016, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

                Other admitted assets                 2017 2016
                ---------------------                 ---- ----
                Collateral on derivative liabilities  $  9 $ --
                Deposit accounting assets               13    8
                Guaranty funds receivable on deposit     9    8
                Loss funds on deposit                   54   46
                Other assets                           104   81
                                                      ---- ----
                Total other admitted assets           $189 $143
                                                      ==== ====

B. Other Liabilities

As of December 31, 2017 and 2016, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

Other liabilities                                                          2017  2016
-----------------                                                          ----  ----
Accrued retrospective premiums                                             $ 25  $ 20
Deferred commission earnings                                                 61    67
Deposit accounting liabilities                                               32    40
Paid loss clearing contra liability (loss reserve offset for paid claims)   (77)  (77)
Other accrued liabilities                                                   226   244
Remittances and items not allocated                                          10    10
Retroactive reinsurance reserves - ceded                                    (26)  (22)
Servicing carrier liability                                                   9     8
Statutory contingency reserve                                               105    66
                                                                           ----  ----
Total other liabilities                                                    $365  $356
                                                                           ====  ====

C. Other Income (Expense)

For the years ended December 31, 2017, 2016 and 2015, other income (expense) as reported in the accompanying Statements of Operations and Changes in Capital and Surplus were comprised of the following balances:

       Other income (expense)                           2017  2016  2015
       ----------------------                           ----  ----  ----
       Equities and deposits in pools and associations  $  1  $  2  $ 14
       Fee income on deposit programs                      4     7     4
       Gain on sale of medical stop-loss business         91    --    --
       Interest expense on reinsurance program           (54)  (47)  (37)
       Other (expense) income                             (3)   18    14
                                                        ----  ----  ----
       Total other income (expense)                     $ 39  $(20) $ (5)
                                                        ====  ====  ====

54 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


D. Non-Cash items

For the years ended December 31, 2017, 2016 and 2015, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

           Non-cash transactions                   2017   2016  2015
           ---------------------                  ------  ----  ----
           Capital contribution from parent:
              Pooling Restructure Transaction         --   700    --
              Securities                              --    --   125
              Receivable                              --    --   650
           Dividends to parent:
              Securities                              --  (600) (286)
           Funds Held:
              Premiums collected                    (313) (441)  (13)
              Benefit and loss related payments      229   244  (224)
              Interest                               (60)  (46)   --
              Commissions                            114   129   (64)
              Funds held                              30   114   301
           Intercompany Pooling Settlement:
              Securities received                    972   986   126
              Securities transferred              (1,337) (824) (776)
           Miscellaneous expense (income)
              Intercompany                            --    55    --
           Other:
              Securities*                             --   650    --

* 2015 Capital Contribution recorded as a receivable was settled in 2016 in the form of cash and securities.

E. Federal Home Loan Bank ("FHLB") Agreements

The Company is a member of the FHLB of New York. Such membership requires ownership of stock in the FHLB. The Company owned an aggregate of $12 and $19 of stock in the FHLB at December 31, 2017 and 2016, respectively.

Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company utilizes the FHLB facility to supplement liquidity or for other uses deemed appropriate by management. The outstanding borrowings are being used primarily for interest rate risk management purposes in connection with certain reinsurance arrangements, and the balances are expected to decline as underlying premiums are collected. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. The FHLB applies a haircut to collateral pledged to determine the amount of borrowing capacity it will provide to its member. As of December 31, 2017, the Company had an actual borrowing capacity of $1,099 based on qualified pledged collateral. At December 31, 2017, the Company had borrowings of $65 from the FHLB.

F. Insurance-Linked Securities

The Company is a ceding insurer in three catastrophe bond reinsurance transactions in force as of December 31, 2017 covering the Company's direct and assumed property exposures. The aggregate amount the Company may receive under these arrangements in the event of catastrophic events that exceed the related attachment points for each applicable bond is $184.

G. Sale of Medical Stop-loss and Organ Transplant Business

On October 15, 2017, the Pool sold its medical stop-loss and organ transplant business and renewal rights to Tokio Marine HCC Life Insurance Company. The sale of the renewal rights resulted in a gain of $91 for the Pool. In addition to the sale of the renewal rights, the Pool entered into a 100 percent quota share reinsurance agreement to cede the in-force liabilities of these businesses as of the transaction date, which resulted in a gain of $6.5.

55 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


12. Subsequent Events

Subsequent events have been considered through April 20, 2018 for these Financial Statements issued on April 20, 2018.

Type I - Recognized Subsequent Events:

None

Type II - Nonrecognized Subsequent Events:

As of February 12, 2018, the Company and certain AIG affiliated insurers (collectively, the "Reinsureds", each of which is a member of the Combined
Pool) terminated and commuted certain existing reinsurance agreements with Eaglestone. The terminated and commuted reinsurance agreements with Eaglestone related to environmental impairment liability and related exposures, pre-1986 environmental, public entity, occupational accident exposures, miscellaneous run-off general liability and workers' compensation exposures, and selected physicians and surgeons professional liability policies. The commutation settlement is equal to the statutory book value of the ceded liabilities as of the January 1, 2017 effective date.

At the same time, the Reinsureds ceded substantially all commuted business as detailed above through various loss portfolio transfer reinsurance agreements to DSA RE, a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. Additionally, at the same time, the Reinsureds also ceded to DSA RE additional business related to certain excess workers' compensation (accident years 2011 and 2012), certain pollution legal liability, buffer trucking, some healthcare primary and excess product coverages businesses. The consideration for the above reinsurance agreements is equal to the statutory book value of the ceded liabilities as of the January 1, 2017 effective date. The consideration was settled on a funds withheld basis. Interest on the funds withheld is determined by the total return of certain earmarked portfolio of assets owned by the Reinsureds.

Further, on the same date, the Reinsureds also entered into a novation agreement among themselves and Eaglestone (as original reinsurer) and DSA RE (as replacement reinsurer) whereby obligations on certain blocks of excess workers' compensation business previously ceded to Eaglestone were novated to DSA RE on a funds withheld basis with a similar interest rate that is based on total returns from earmarked portfolio of assets.

The total statutory book value of the ceded liabilities as of January 1, 2017 related to the business ceded and novated to DSA RE were $3,976 and $1,577 respectively. These ceded liabilities represent loss and LAE reserves, unearned premium reserves, and experience account liability balances.

56 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.